UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: 03/31

Date of reporting period: 09/30/2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin U.S. Core Dividend Tilt Index ETF

Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

Franklin Emerging Market Core Dividend Tilt Index ETF

This semiannual report for Franklin Emerging Market Core Dividend Tilt Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM -NR (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is based on the Morningstar® Emerging Markets Target Market Exposure Index-NR (the Parent Index), and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of emerging markets equity markets by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/23

% of Total Net Assets
Asia	73.6%
Latin America & Caribbean	11.5%
Middle East & Africa	10.7%
North America	1.8%
Europe	1.7%
Other Net Assets	0.7%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.34% based on market price and +0.12% based on net asset value (NAV). The Underlying Index, the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM -NR posted a cumulative total return of +1.75%.2 The Linked Morningstar® Emerging Markets Dividend Enhanced Select Index-NR, which measures the performance of the Underlying Index, posted a +1.74% cumulative total return.2 The Parent Index, the Morningstar® Emerging Markets Target Market Exposure Index-NR posted a cumulative total return of -1.98%.2 The Linked Morningstar® Emerging Markets Target Market Exposure Index-NR, which measures the performance of the Parent Index, posted a -1.97% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Morningstar® Emerging Markets Dividend Enhanced Select IndexSM is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet. Net Returns (NR) include income net of tax withholding when dividends are paid.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 33.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Banks	22.0%
Semiconductors & Semiconductor Equipment	9.4%
Oil, Gas & Consumable Fuels	7.8%
Technology Hardware, Storage & Peripherals	5.8%
Metals & Mining	4.3%
Insurance	3.7%
Chemicals	3.7%
IT Services	3.6%
Diversified Telecommunication Services	3.0%
Interactive Media & Services	2.8%

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.7%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	2.9%
Tencent Holdings Ltd. Interactive Media & Services, China	2.6%
Petroleo Brasileiro SA, 9.792%, pfd. Oil, Gas & Consumable Fuels, Brazil	1.5%
Infosys Ltd. IT Services, India	1.4%
Alibaba Group Holding Ltd., Class A Broadline Retail, China	1.4%
China Construction Bank Corp., Class H Banks, China	1.4%
Vale SA Metals & Mining, Brazil	1.2%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	1.1%
MediaTek, Inc. Semiconductors & Semiconductor Equipment, Taiwan	1.1%

CFA® is a trademark owned by CFA Institute.

Top 10 Countries

9/30/23

% of Total Net Assets
China	26.5%
Taiwan	18.5%
India	11.7%
South Korea	9.1%
Brazil	6.0%
South Africa	4.5%
Saudi Arabia	3.9%
Indonesia	3.4%
Malaysia	3.1%
Hong Kong	2.0%

As of September 30, 2023, the Franklin Emerging Market Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of September 30, 2023, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin Emerging Market Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	3

FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	+0.12%	-0.34%	+0.12%	-0.34%
1-Year	+17.65%	+18.34%	+17.65%	+18.34%
3-Year	+5.16%	+4.19%	+1.69%	+1.38%
5-Year	-3.22%	-3.27%	-0.65%	-0.66%
Since Inception (6/1/16)	+20.66%	+19.82%	+2.59%	+2.50%

Distribution Rate[6]	30-Day Standardized Yield[7]
9.40%	5.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.876808

Total Annual Operating Expenses8

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 4/1/23	Value 9/30/23	4/1/23–9/30/23[1,2]	Value 9/30/23	4/1/23–9/30/23[1]	Expense Ratio
$1,000.00	$1,001.20	$0.95	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

6	Semiannual Report	franklintempleton.com

Franklin International Core Dividend Tilt Index ETF

This semiannual report for Franklin International Core Dividend Tilt Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM -NR (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is based on the Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR (the Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of developed markets equity markets excluding North America by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/23

% of Total Net Assets
Europe	60.9%
Asia	26.0%
Australia & New Zealand	10.9%
North America	0.8%
Middle East & Africa	0.7%
Other Net Assets	0.7%

* Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.88% based on market price and -0.17% based on net asset value (NAV). The Underlying Index, the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM-NR, posted a cumulative total return of +1.16%.2 The Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index-NR, which measures the performance of the Underlying Index, posted a +1.15% cumulative total return.2 The Parent Index, the Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR posted a cumulative total return of -0.91%.2 The Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR, which measures the performance of the Parent Index, posted a -0.91% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet. Net Returns (NR) include income net of tax withholding when dividends are paid.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 47.

franklintempleton.com	Semiannual Report	7

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Banks	12.9%
Pharmaceuticals	10.6%
Insurance	5.8%
Metals & Mining	5.6%
Automobiles	4.7%
Semiconductors & Semiconductor Equipment	4.2%
Oil, Gas & Consumable Fuels	3.9%
Diversified Telecommunication Services	2.7%
Electric Utilities	2.7%
Textiles, Apparel & Luxury Goods	2.6%

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
Novartis AG Pharmaceuticals, Switzerland	2.0%
Nestle SA Food Products, Switzerland	2.0%
Novo Nordisk AS, Class B Pharmaceuticals, Denmark	1.8%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.7%
BHP Group Ltd. Metals & Mining, Australia	1.5%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.4%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.4%
Roche Holding AG Pharmaceuticals, Switzerland	1.4%
Toyota Motor Corp. Automobiles, Japan	1.3%
HSBC Holdings PLC Banks, United Kingdom	1.1%

Top 10 Countries

9/30/23

% of Total Net Assets
Japan	21.0%
United Kingdom	13.0%
Australia	11.4%
Switzerland	9.7%
France	9.3%
Germany	8.1%
Netherlands	4.6%
Italy	4.0%
Hong Kong	2.7%
Sweden	2.6%

Thank you for your participation in Franklin International Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	-0.17%	-0.88%	-0.17%	-0.88%
1-Year	+27.82%	+28.13%	+27.82%	+28.13%
3-Year	+36.49%	+35.36%	+10.93%	+10.62%
5-Year	+41.31%	+41.55%	+7.16%	+7.20%
Since Inception (6/1/16)	+68.78%	+68.45%	+7.40%	+7.37%

Distribution Rate[6]	30-Day Standardized Yield	[7]
1.08%	4.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.617473

Total Annual Operating Expenses8

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

10	Semiannual Report	franklintempleton.com

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2,3]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,3]	Net Annualized Expense Ratio[3]
$1,000.00	$998.30	$0.55	$1,024.45	$0.56	0.11%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

3. Included in the expense ratio are “Other fees” described in Note 1 under Income and Deferred Taxes which are not annualized. Without these expenses, the expense ratio would have been 0.09% and the actual and hypothetical expenses paid during the period would have been $0.45 and $0.46, respectively.

franklintempleton.com	Semiannual Report	11

Franklin U.S. Core Dividend Tilt Index ETF

This semiannual report for Franklin U.S. Core Dividend Tilt Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is based on the Morningstar® US Target Market Exposure Index (the Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition*

9/30/23

% of Total Net Assets
North America	99.1%
Europe	0.4%
Latin America & Caribbean	0.2%
Other Net Assets	0.3%

* Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.80% based on market price and +3.77% based on net asset value (NAV). The Underlying Index, the

Morningstar® US Dividend Enhanced Select IndexSM, posted a cumulative total return of +4.56%.2 The Linked Morningstar® US Dividend Enhanced Select Index, which measures the performance of the Underlying Index, posted a +4.56% cumulative total return.2 The Parent Index, the Morningstar® US Target Market Exposure Index posted a cumulative total return of +5.49%.2 The Linked Morningstar® US Target Market Exposure Index, which measures by the performance of the Parent Index, posted a +5.49% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Semiconductors & Semiconductor Equipment	10.6%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.5%
Pharmaceuticals	5.6%
Oil, Gas & Consumable Fuels	5.3%
Interactive Media & Services	4.7%
Banks	4.7%
Capital Markets	4.4%
Broadline Retail	3.3%
Electric Utilities	3.2%

1. The Morningstar® US Dividend Enhanced Select IndexSM is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 59.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
Apple, Inc. Information Technology	6.9%
Microsoft Corp. Information Technology	6.3%
NVIDIA Corp. Information Technology	3.1%
Amazon.com, Inc. Consumer Discretionary	2.9%
Alphabet, Inc., Class A Communication Services	1.7%
Tesla, Inc. Consumer Discretionary	1.6%
Exxon Mobil Corp. Energy	1.6%
Meta Platforms, Inc., Class A Communication Services	1.6%
Johnson & Johnson Health Care	1.5%
Broadcom, Inc. Information Technology	1.5%

As of September 30, 2023, the Franklin U.S. Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of September 30, 2023, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin U.S. Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	+3.77%	+3.80%	+3.77%	+3.80%
1-Year	+19.42%	+19.39%	+19.42%	+19.39%
3-Year	+29.49%	+29.28%	+9.00%	+8.94%
5-Year	+37.07%	+37.36%	+6.51%	+6.55%
Since Inception (6/1/16)	+63.86%	+63.77%	+6.97%	+6.96%

Distribution Rate[6]	30-Day Standardized Yield	[7]
2.47%	2.47%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.441228

Total Annual Operating Expenses8

0.06%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,037.70	$0.31	$1,024.70	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Semiannual Report	franklintempleton.com

Franklin U.S. Large Cap Multifactor Index ETF

This semiannual report for Franklin U.S. Large Cap Multifactor Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index). Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to three investment style factors: quality, value and momentum.1

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.91% based on market price and +4.87% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +4.98% cumulative total return for the same period, while the Russell 1000® Index posted a +5.16% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Information Technology	33.0%
Health Care	17.2%
Consumer Discretionary	12.1%
Financials	8.4%
Communication Services	8.4%
Industrials	8.4%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	1.8%
Materials	1.6%

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 66.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
Apple, Inc. Information Technology	7.3%
Microsoft Corp. Information Technology	6.6%
Amazon.com, Inc. Consumer Discretionary	2.2%
NVIDIA Corp. Information Technology	2.1%
Alphabet, Inc., Class A Communication Services	2.1%
Johnson & Johnson Health Care	1.9%
Alphabet, Inc., Class C Communication Services	1.8%
Mastercard, Inc., Class A Financials	1.8%
Eli Lilly & Co. Health Care	1.8%
Broadcom, Inc. Information Technology	1.7%

Thank you for your participation in Franklin U.S. Large Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

18	Semiannual Report	franklintempleton.com

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	+4.87%	+4.91%	+4.87%	+4.91%
1-Year	+19.91%	+19.90%	+19.91%	+19.90%
3-Year	+31.52%	+31.31%	+9.56%	+9.50%
5-Year	+51.80%	+51.76%	+8.71%	+8.70%
Since Inception (4/26/17)	+91.25%	+91.37%	+10.61%	+10.62%

Distribution Rate[6]	30-Day Standardized Yield	[7]
1.44%	1.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment

Income

$0.349283

Total Annual Operating Expenses8

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,048.70	$0.77	$1,024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	21

Franklin U.S. Mid Cap Multifactor Index ETF

This semiannual report for Franklin U.S. Mid Cap Multifactor Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index). Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting.1

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.07% based on market price and -0.16% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a -0.01% cumulative total return for the same period, while the Russell Midcap® Index posted a -0.14% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Industrials	22.1%
Consumer Discretionary	16.0%
Information Technology	12.8%
Financials	11.6%
Health Care	9.0%
Materials	8.0%
Energy	7.2%
Consumer Staples	5.3%
Real Estate	4.1%
Utilities	1.9%

1. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 72.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
Old Dominion Freight Line, Inc. Industrials	1.3%
Phillips 66 Energy	1.3%
Trane Technologies PLC Industrials	1.2%
Nucor Corp. Materials	1.1%
CDW Corp. Information Technology	1.1%
LyondellBasell Industries NV, Class A Materials	1.1%
Paychex, Inc. Industrials	1.1%
Fair Isaac Corp. Information Technology	1.0%
WW Grainger, Inc. Industrials	1.0%
Diamondback Energy, Inc. Energy	1.0%

Thank you for your participation in Franklin U.S. Mid Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	23

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	-0.16%	-0.07%	-0.16%	-0.07%
1-Year	+16.33%	+16.27%	+16.33%	+16.27%
3-Year	+35.09%	+34.81%	+10.55%	+10.47%
5-Year	+51.17%	+51.08%	+8.62%	+8.60%
Since Inception (4/26/17)	+83.47%	+83.46%	+9.90%	+9.90%

Distribution Rate[6]	30-Day Standardized Yield	[7]
1.27%	1.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

24	Semiannual Report	franklintempleton.com

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.274214

Total Annual Operating Expenses8

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	25

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$998.40	$1.50	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Semiannual Report	franklintempleton.com

Franklin U.S. Small Cap Multifactor Index ETF

This semiannual report for Franklin U.S. Small Cap Multifactor Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index). Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting.1

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.26% based on market price and +1.23% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +1.44% cumulative total return for the same period, while the Russell 2000® Index posted a -0.19% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Industrials	23.7%
Consumer Discretionary	16.4%
Information Technology	13.5%
Financials	9.2%
Health Care	8.5%
Consumer Staples	7.6%
Utilities	5.5%
Energy	5.1%
Real Estate	4.0%
Materials	3.6%

1. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 78.

franklintempleton.com	Semiannual Report	27

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
Applied Industrial Technologies, Inc. Industrials	1.1%
SPS Commerce, Inc. Information Technology	1.0%
Qualys, Inc. Information Technology	1.0%
Simpson Manufacturing Co., Inc. Industrials	1.0%
Chord Energy Corp. Energy	1.0%
UFP Industries, Inc. Industrials	0.9%
Atkore, Inc. Industrials	0.9%
Comfort Systems USA, Inc. Industrials	0.9%
Novanta, Inc. Information Technology	0.8%
Commercial Metals Co. Materials	0.8%

Thank you for your participation in Franklin U.S. Small Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

28	Semiannual Report	franklintempleton.com

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	+1.23%	+1.26%	+1.23%	+1.26%
1-Year	+16.47%	+16.43%	+16.47%	+16.43%
3-Year	+38.49%	+38.65%	+11.46%	+11.51%
5-Year	+22.25%	+22.65%	+4.10%	+4.17%
Since Inception (4/26/17)	+47.17%	+47.17%	+6.19%	+6.19%

Distribution Rate[6]	30-Day Standardized Yield	[7]
1.02%	1.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 30 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	29

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.209743

Total Annual Operating Expenses8

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

30	Semiannual Report	franklintempleton.com

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 4/1/23	Value 9/30/23	4/1/23–9/30/23[1,2]	Value 9/30/23	4/1/23–9/30/23[1]	Expense Ratio
$1,000.00	$1,012.30	$1.76	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Emerging Market Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023	Year Ended March 31,
	(unaudited)	2023	2022	2021		2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.88	$28.33	$30.78	$22.20		$29.70	$33.41

Income from investment operations[a]:

Net investment income[b]	0.78	1.39	1.32	0.84		1.24	1.14

Net realized and unrealized gains (losses)	(0.67)	(4.42)	(2.55)	8.55		(6.96)	(3.76)

Total from investment operations	0.11	(3.03)	(1.23)	9.39		(5.72)	(2.62)

Less distributions from net investment income	(0.88)	(1.42)	(1.22)	(0.81)		(1.78)	(1.09)

Net asset value, end of period	$23.11	$23.88	$28.33	$30.78		$22.20	$29.70

Total return[c]	0.12%	(10.36)%	(4.21)%	42.57%		(20.55)%	(7.70)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.19%	0.29%	0.45%	0.45%		0.49%	0.55%

Expenses net of waiver and payments by affiliates	0.19%	0.29%	0.45%	0.45%		0.49%	0.55%

Net investment income	6.52%	5.83%	4.28%	3.15%		4.26%	3.75%

Supplemental data

Net assets, end of period (000’s)	$11,556	$11,939	$17,000	$24,627		$57,711	$344,484

Portfolio turnover rate[e]	24.95% [f]	110.78% [f]	34.27% [f]	40.22%	[f]	44.11% [f]	52.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	24.95%	110.78%	34.27%	36.91%	41.78%	—

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF

		Industry	Shares	Value

	Common Stocks 96.2%
	Brazil 3.8%
	Alupar Investimento SA, UNIT	Electric Utilities	740	$4,252
	Ambev SA	Beverages	23,000	60,243
	Atacadao SA	Consumer Staples Distribution & Retail	500	889
	Banco Bradesco SA	Banks	7,500	18,970
	BB Seguridade Participacoes SA	Insurance	3,500	21,824
	Cia Energetica de Minas Gerais	Electric Utilities	1,500	5,724
	Cia Siderurgica Nacional SA	Metals & Mining	3,000	7,277
	CPFL Energia SA	Electric Utilities	1,000	6,715
	Klabin SA	Containers & Packaging	4,500	21,407
	Lojas Renner SA	Specialty Retail	4,500	12,048
	Neoenergia SA	Electric Utilities	1,000	3,678
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,000	75,701
	Telefonica Brasil SA	Diversified Telecommunication Services	2,000	17,254
	TIM SA	Wireless Telecommunication Services	4,500	13,387
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,000	6,905
	Vale SA	Metals & Mining	10,500	141,771
	Vibra Energia SA	Specialty Retail	5,500	20,790

				438,835

	Chile 0.9%
	AntarChile SA	Industrial Conglomerates	630	5,148
	Banco de Chile	Banks	245,340	24,851
	Banco de Credito e Inversiones SA	Banks	361	9,196
	Banco Santander Chile	Banks	341,570	15,734
	Cencosud SA	Consumer Staples Distribution & Retail	7,115	13,420
	Cencosud Shopping SA	Real Estate Management & Development	2,740	4,141
	Cia Sud Americana de Vapores SA	Marine Transportation	89,250	5,325
	Empresas CMPC SA	Paper & Forest Products	6,160	11,281
	Empresas Copec SA	Oil, Gas & Consumable Fuels	2,005	14,139
	Quinenco SA	Industrial Conglomerates	1,665	4,902

				108,137

	China 26.5%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,000	2,978
	Agricultural Bank of China Ltd., Class A	Banks	67,500	33,353
	Agricultural Bank of China Ltd., Class H	Banks	160,000	59,654
a,b	Alibaba Group Holding Ltd., Class A	Broadline Retail	14,200	155,202
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	5,359
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,670	17,757
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	1,040	11,706
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,795
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	2,375
	Bank of Beijing Co. Ltd., Class A	Banks	9,000	5,719
	Bank of Changsha Co. Ltd., Class A	Banks	2,000	2,248
	Bank of Chengdu Co. Ltd., Class A	Banks	1,500	2,833
	Bank of China Ltd., Class A	Banks	23,500	12,160
	Bank of China Ltd., Class H	Banks	285,000	99,708
	Bank of Communications Co. Ltd., Class A	Banks	17,000	13,440
	Bank of Communications Co. Ltd., Class H	Banks	110,000	66,574
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,500	3,829
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,000	6,898
	Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,420
	Bank of Shanghai Co. Ltd., Class A	Banks	6,000	5,081
	Bank of Suzhou Co. Ltd., Class A	Banks	2,000	1,891
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	9,000	7,523

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	$8,619
c	Blue Moon Group Holdings Ltd.	Household Products	10,000	3,320
	BOC Hong Kong Holdings Ltd.	Banks	17,500	47,929
	C&D International Investment Group Ltd.	Real Estate Management & Development	4,000	9,735
	China CITIC Bank Corp. Ltd., Class H	Banks	50,000	23,238
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,399
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	7,840
	China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	6,397
	China Construction Bank Corp., Class A	Banks	2,000	1,729
	China Construction Bank Corp., Class H	Banks	275,000	155,200
	China Everbright Bank Co. Ltd., Class A	Banks	20,500	8,638
	China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,501
c	China Feihe Ltd.	Food Products	15,000	8,849
	China Hongqiao Group Ltd.	Metals & Mining	10,000	9,793
	China Jushi Co. Ltd., Class A	Construction Materials	1,500	2,779
	China Lesso Group Holdings Ltd.	Building Products	5,000	2,662
	China Life Insurance Co. Ltd., Class H	Insurance	38,000	59,194
	China Medical System Holdings Ltd.	Pharmaceuticals	5,000	7,572
	China Merchants Bank Co. Ltd., Class A	Banks	7,500	33,940
	China Merchants Bank Co. Ltd., Class H	Banks	14,500	60,541
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	2,206
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,500	1,987
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	8,304
	China Minsheng Banking Corp. Ltd., Class A	Banks	15,500	8,169
	China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	11,977
	China National Building Material Co. Ltd., Class H	Construction Materials	23,000	12,070
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	41,472
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,500	9,810
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	11,000	27,529
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	14,000	11,664
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	130,000	71,043
	China Resources Cement Holdings Ltd.	Construction Materials	10,000	2,566
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	19,076
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	14,988
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,500	56,755
	China Taiping Insurance Holdings Co. Ltd.	Insurance	7,000	6,972
c	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	250,000	23,941
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,000	7,181
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	10,500	11,584
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,500	32,052
	China Zheshang Bank Co. Ltd., Class A	Banks	9,000	3,162
	China Zheshang Bank Co. Ltd., Class H	Banks	10,000	2,618
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	2,340
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	2,196
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	3,690
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	12,000	18,080
	CITIC Ltd., Class B	Industrial Conglomerates	35,000	32,176
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,500	3,049
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	4,500	1,470

34	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	20,000	$2,171
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	17,500	17,943
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	3,700	3,817
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	46,000	33,714
	Daqin Railway Co. Ltd., Class A	Ground Transportation	6,500	6,504
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	500	1,102
	Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	3,000	1,507
	ENN Energy Holdings Ltd.	Gas Utilities	4,000	33,198
	Focus Media Information Technology Co. Ltd., Class A	Media	6,000	5,888
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,500	20,279
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	1,000	5,067
c	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	14,668
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	105,000	19,574
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,500	12,456
a	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,500	1,367
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	3,146
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,500	1,153
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	1,000	918
	Guosen Securities Co. Ltd., Class A	Capital Markets	4,000	5,056
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	5,987
	[c] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	5,000	5,586
	Haitian International Holdings Ltd.	Machinery	2,000	4,239
	Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	1,000	2,344
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	5,433
	Hengan International Group Co. Ltd.	Personal Care Products	3,750	11,946
	HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	2,108
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	2,874
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	4,000	2,827
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	4,137
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	1,915
	Huaxia Bank Co. Ltd., Class A	Banks	7,500	5,888
	Huaxin Cement Co. Ltd., Class A	Construction Materials	500	1,027
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,000	1,025
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,000	2,576
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	1,876
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	500	1,357
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	2,052
	Industrial & Commercial Bank of China Ltd., Class A	Banks	27,500	17,665
	Industrial & Commercial Bank of China Ltd., Class H	Banks	225,000	108,308
	Industrial Bank Co. Ltd., Class A	Banks	8,500	19,005
	Industrial Securities Co. Ltd., Class A	Capital Markets	4,000	3,525
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	700	880
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,800	2,248
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,500	1,965
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,500	1,691

franklintempleton.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	$9,103
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,779
b	JD.com, Inc., Class A	Broadline Retail	3,500	51,437
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	713
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	5,416
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,000	1,486
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	7,497
	LB Group Co. Ltd., Class A	Chemicals	1,000	2,521
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	42,000	43,277
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	12,622
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	500	2,535
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,275
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	7,420	13,340
a,b,c	Meituan, Class B	Hotels, Restaurants & Leisure	3,840	56,189
	Minth Group Ltd.	Automobile Components	3,340	8,593
b	NetEase, Inc.	Entertainment	3,717	75,699
	New China Life Insurance Co. Ltd., Class A	Insurance	500	2,528
	New China Life Insurance Co. Ltd., Class H	Insurance	1,500	3,616
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	45,000	16,146
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	106,000	79,853
	PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	46,242
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	2,500	16,573
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	18,700	107,088
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	8,743
	Postal Savings Bank of China Co. Ltd., Class A	Banks	16,000	10,915
c	Postal Savings Bank of China Co. Ltd., Class H	Banks	40,000	20,225
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,500	1,309
c	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	5,000	2,464
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	10,135
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	983
	Shanghai Baosight Software Co. Ltd., Class A	Software	500	3,101
	Shanghai Baosight Software Co. Ltd., Class B	Software	1,500	3,158
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,500	3,722
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	4,500	7,021
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	12,000	11,694
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,000	1,021
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,762
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,606
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,108
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	38,305
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	4,063
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,800	3,332
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	1,411
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	8,000	23,187
	Sinotrans Ltd., Class H	Air Freight & Logistics	5,000	1,826

36	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
c	Smoore International Holdings Ltd.	Tobacco	10,000	$9,078
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	10,000	2,120
	TBEA Co. Ltd., Class A	Electrical Equipment	2,500	5,085
b	Tencent Holdings Ltd.	Interactive Media & Services	7,800	304,955
	Tianqi Lithium Corp., Class A	Chemicals	500	3,770
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	1,500	1,349
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,473
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	8,856
c	Topsports International Holdings Ltd.	Specialty Retail	15,000	11,396
	Uni-President China Holdings Ltd.	Food Products	5,000	3,511
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,003
	Want Want China Holdings Ltd.	Food Products	25,000	16,312
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	1,803
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	4,500	3,934
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,500	2,042
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	25,000	18,706
c	Yadea Group Holdings Ltd.	Automobiles	6,000	11,139
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	4,169
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	18,897
	Youngor Group Co. Ltd., Class A	Real Estate Management & Development	2,000	1,952
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	10,000	11,530
	Yutong Bus Co. Ltd., Class A	Machinery	1,000	1,816
	Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,500	3,344
	Zhejiang Supor Co. Ltd., Class A	Household Durables	500	3,327
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,500	7,039
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,500	1,688
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,500	2,351
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	9,000	4,895
b	ZTO Express Cayman, Inc.	Air Freight & Logistics	250	6,081

				3,055,757

	Colombia 0.4%
	Banco de Bogota SA	Banks	535	3,332
	Bancolombia SA	Banks	1,440	10,966
	Ecopetrol SA	Oil, Gas & Consumable Fuels	25,450	14,876
	Grupo Energia Bogota SA ESP	Gas Utilities	12,035	5,197
	Interconexion Electrica SA ESP	Electric Utilities	2,520	9,293

				43,664

	Czech Republic 0.4%
	CEZ AS	Electric Utilities	895	38,128
	Komercni Banka AS	Banks	345	10,078

				48,206

	Greece 0.4%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,060	15,510
	Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	320	2,510
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	360	9,125
	OPAP SA	Hotels, Restaurants & Leisure	970	16,288

				43,433

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Hong Kong 2.0%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	$4,367
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	8,606
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	20,000	6,895
	China Gas Holdings Ltd., Class A	Gas Utilities	16,000	15,097
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	9,098
	China Resources Gas Group Ltd., Class A	Gas Utilities	5,000	14,652
	China Resources Land Ltd., Class H	Real Estate Management & Development	14,000	55,772
	Far East Horizon Ltd.	Financial Services	10,000	7,201
	Geely Automobile Holdings Ltd.	Automobiles	25,000	29,495
	Guangdong Investment Ltd.	Water Utilities	15,000	11,453
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	3,537
	Kunlun Energy Co. Ltd.	Gas Utilities	20,000	17,237
	Orient Overseas International Ltd.	Marine Transportation	750	10,007
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	55,000	19,874
	Xinyi Glass Holdings Ltd.	Building Products	15,000	19,421

				232,712

	Hungary 0.3%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	2,750	20,949
	Richter Gedeon Nyrt	Pharmaceuticals	680	16,528

				37,477

	India 11.7%
	Bajaj Auto Ltd.	Automobiles	355	21,647
	Bajaj Holdings & Investment Ltd.	Financial Services	145	12,412
	Bank of Baroda	Banks	5,250	13,526
	Bosch Ltd.	Automobile Components	45	10,307
	Britannia Industries Ltd.	Food Products	615	33,602
	Canara Bank	Banks	1,815	8,224
	Coal India Ltd.	Oil, Gas & Consumable Fuels	9,355	33,256
	Colgate-Palmolive India Ltd.	Personal Care Products	705	17,027
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	140	9,419
	Embassy Office Parks REIT	Office REITs	3,235	11,711
	GAIL India Ltd.	Gas Utilities	12,915	19,347
	HCL Technologies Ltd.	IT Services	5,240	77,917
c	HDFC Asset Management Co. Ltd.	Capital Markets	445	14,187
	HDFC Bank Ltd.	Banks	6,280	115,426
	Hero MotoCorp Ltd.	Automobiles	665	24,483
a	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,310	10,162
	Hindustan Unilever Ltd.	Personal Care Products	2,980	88,480
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,700	21,576
	Indraprastha Gas Ltd.	Gas Utilities	1,870	10,243
	Info Edge India Ltd.	Interactive Media & Services	380	19,061
	Infosys Ltd.	IT Services	9,520	164,563
	ITC Ltd.	Tobacco	15,635	83,672
c	LTIMindtree Ltd.	IT Services	325	20,390
	Mphasis Ltd.	IT Services	430	12,306
	Muthoot Finance Ltd.	Consumer Finance	150	2,261
	NMDC Ltd.	Metals & Mining	5,225	9,309
	NTPC Ltd.	Independent Power Producers & Energy Traders	23,845	70,509
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	19,895	45,963
	Oracle Financial Services Software Ltd.	Software	130	6,435
	Power Finance Corp. Ltd.	Financial Services	6,060	18,383
a	Power Finance Corp. Ltd.	Financial Services	1,515	4,596
	Power Grid Corp. of India Ltd.	Electric Utilities	23,057	55,461
	REC Ltd.	Financial Services	6,370	22,046

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	200	$5,648
	Steel Authority of India Ltd.	Metals & Mining	6,935	7,838
	Tata Consultancy Services Ltd.	IT Services	2,085	88,596
	Tata Consumer Products Ltd.	Food Products	745	7,867
	Tata Steel Ltd.	Metals & Mining	40,045	62,159
	Tech Mahindra Ltd.	IT Services	3,175	46,753
	Vedanta Ltd.	Metals & Mining	5,760	15,437
a	Zomato Ltd.	Hotels, Restaurants & Leisure	24,560	30,019

				1,352,224

	Indonesia 3.4%
	Adaro Energy Indonesia Tbk PT, Class B	Oil, Gas & Consumable Fuels	71,500	13,185
	Astra International Tbk PT, Class H	Industrial Conglomerates	107,000	43,098
	Bank Mandiri Persero Tbk PT, Class A	Banks	223,500	87,130
	Bank Rakyat Indonesia Persero Tbk PT, Class A	Banks	292,000	98,719
	Bayan Resources Tbk PT	Oil, Gas & Consumable Fuels	40,500	49,462
	Bukit Asam Tbk PT, Class A	Oil, Gas & Consumable Fuels	20,000	3,623
	Gudang Garam Tbk PT	Tobacco	2,500	3,979
	Indofood Sukses Makmur Tbk PT	Food Products	23,000	9,859
	Semen Indonesia Persero Tbk PT	Construction Materials	18,000	7,483
	Telkom Indonesia Persero Tbk PT, Class B	Diversified Telecommunication Services	236,000	57,263
	Unilever Indonesia Tbk PT	Household Products	31,000	7,502
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	7,500	13,709

				395,012

	Kuwait 1.1%
	Gulf Bank KSCP	Banks	11,275	9,595
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	11,145	17,562
	National Bank of Kuwait SAKP	Banks	33,500	98,208

				125,365

	Malaysia 3.1%
	AMMB Holdings Bhd	Banks	12,000	9,456
	Axiata Group Bhd, Class A	Wireless Telecommunication Services	24,500	12,993
	CIMB Group Holdings Bhd, Class A	Banks	38,000	43,947
	Genting Malaysia Bhd	Hotels, Restaurants & Leisure	15,000	7,987
	HAP Seng Consolidated Bhd	Industrial Conglomerates	3,500	3,280
	IOI Corp. Bhd	Food Products	17,000	14,410
	Kuala Lumpur Kepong Bhd	Food Products	3,000	13,673
	Malayan Banking Bhd	Banks	37,500	70,204
	Maxis Bhd	Wireless Telecommunication Services	12,000	10,325
	MISC Bhd	Marine Transportation	7,500	11,309
	Petronas Chemicals Group Bhd	Chemicals	15,000	22,970
	Petronas Gas Bhd	Gas Utilities	4,000	14,346
	Public Bank Bhd	Banks	60,000	51,882
	RHB Bank Bhd	Banks	20,000	23,130
	Sime Darby Bhd	Industrial Conglomerates	18,500	8,708
	Sime Darby Plantation Bhd	Food Products	4,000	3,646
	Tenaga Nasional Bhd	Electric Utilities	15,300	32,554
	Westports Holdings Bhd	Transportation Infrastructure	4,500	3,096

				357,916

	Mexico 2.0%
	Arca Continental SAB de CV	Beverages	2,670	24,318
	Fibra Uno Administracion SA de CV	Diversified REITs	15,845	26,487
c	GMexico Transportes SAB de CV, Class C	Ground Transportation	2,850	6,673
	Grupo Financiero Banorte SAB de CV, Class O	Banks	11,745	98,746
	Grupo Mexico SAB de CV, Class B	Metals & Mining	7,580	35,980

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Mexico (continued)
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	8,165	$16,303
	Orbia Advance Corp. SAB de CV	Chemicals	5,015	10,449
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	1,025	9,188

				228,144

	Peru 0.3%
	Credicorp Ltd.	Banks	250	31,993
	Intercorp Financial Services, Inc.	Banks	170	3,828

				35,821

	Philippines 0.4%
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	9,000	5,329
	Globe Telecom, Inc.	Wireless Telecommunication Services	175	5,546
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,300	15,748
	Manila Electric Co.	Electric Utilities	1,600	10,408
	PLDT, Inc.	Wireless Telecommunication Services	425	8,834

				45,865

	Russia 0.0%†
a,d	Alrosa PJSC	Metals & Mining	54,971	—
a,d	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
a,d	Inter RAO UES PJSC	Electric Utilities	811,741	—
a,d	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
a,d	MMC Norilsk Nickel PJSC	Metals & Mining	693	—
a,d	Moscow Exchange MICEX-Rates PJSC	Capital Markets	21,224	—
a,d	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
a,d	PhosAgro PJSC	Chemicals	1,073	—
a,d	PhosAgro PJSC	Chemicals	21	—
a,d,e	PhosAgro PJSC, GDR	Chemicals	1	—
a,d	Polymetal International PLC	Metals & Mining	7,294	—
a,d	Polyus PJSC	Metals & Mining	756	—
a,d	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
a,d	Severstal PAO	Metals & Mining	6,090	—
a,d	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
a,d	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
a,d	United Co. RUSAL International PJSC	Metals & Mining	24,749	—

				—

	Saudi Arabia 3.9%
	Advanced Petrochemical Co.	Chemicals	700	7,484
	Banque Saudi Fransi	Banks	3,230	31,435
	Jarir Marketing Co.	Specialty Retail	3,060	11,831
	Riyad Bank	Banks	3,850	28,487
	SABIC Agri-Nutrients Co.	Chemicals	1,215	43,087
	Sahara International Petrochemical Co.	Chemicals	1,865	18,797
c	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	6,255	58,373
	Saudi Awwal Bank	Banks	2,030	18,674
	Saudi Basic Industries Corp.	Chemicals	4,030	88,649
	Saudi Industrial Investment Group	Chemicals	2,045	12,955
	Saudi Investment Bank	Banks	2,655	11,185
	Saudi National Bank	Banks	3,190	27,898
	Saudi Telecom Co.	Diversified Telecommunication Services	7,610	76,294
	Yanbu National Petrochemical Co.	Chemicals	1,465	16,250

				451,399

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	South Africa 4.5%
	Absa Group Ltd.	Banks	4,640	$43,059
	African Rainbow Minerals Ltd.	Metals & Mining	550	4,966
	Anglo American Platinum Ltd.	Metals & Mining	325	12,179
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,290	11,804
	FirstRand Ltd.	Financial Services	26,005	88,149
	Gold Fields Ltd.	Metals & Mining	1,935	21,087
	Growthpoint Properties Ltd.	Diversified REITs	17,695	9,909
	Impala Platinum Holdings Ltd.	Metals & Mining	5,325	27,943
	Kumba Iron Ore Ltd.	Metals & Mining	260	6,277
	Mr Price Group Ltd.	Specialty Retail	1,445	10,658
a	MultiChoice Group	Media	2,475	9,727
	Nedbank Group Ltd.	Banks	2,665	28,621
	Old Mutual Ltd.	Insurance	27,290	17,470
	Sanlam Ltd.	Insurance	9,820	34,230
	Santam Ltd.	Insurance	225	3,606
	Sasol Ltd.	Chemicals	3,075	42,604
	Sibanye Stillwater Ltd.	Metals & Mining	16,400	25,445
	Standard Bank Group Ltd.	Banks	7,285	71,043
	Tiger Brands Ltd.	Food Products	940	7,656
	Vodacom Group Ltd.	Wireless Telecommunication Services	4,295	24,111
	Woolworths Holdings Ltd.	Broadline Retail	4,950	17,822

				518,366

	South Korea 8.7%
	BNK Financial Group, Inc., Class H	Banks	1,470	7,462
	Cheil Worldwide, Inc., Class A	Media	410	6,092
	DB Insurance Co. Ltd., Class A	Insurance	250	16,563
	Ecopro Co. Ltd.	Chemicals	10	6,677
	GS Holdings Corp.	Industrial Conglomerates	465	13,749
	Hana Financial Group, Inc.	Banks	1,560	49,075
	Hanon Systems	Automobile Components	875	6,108
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	235	11,546
	HMM Co. Ltd.	Marine Transportation	1,940	23,377
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	270	6,493
	Hyundai Motor Co.	Automobiles	255	36,113
	Industrial Bank of Korea	Banks	1,535	12,752
	KB Financial Group, Inc.	Banks	2,045	83,806
	Kia Corp.	Automobiles	1,465	88,373
	Korea Investment Holdings Co. Ltd.	Capital Markets	220	8,657
	Korea Zinc Co. Ltd.	Metals & Mining	70	26,249
	KT Corp.	Diversified Telecommunication Services	745	18,302
	KT&G Corp.	Tobacco	580	37,094
	Kumho Petrochemical Co. Ltd.	Chemicals	90	8,944
	LG Chem Ltd.	Chemicals	5	1,840
	LG Corp.	Industrial Conglomerates	85	5,279
	LG Uplus Corp.	Diversified Telecommunication Services	1,210	9,290
	Lotte Corp.	Industrial Conglomerates	225	4,244
	NCSoft Corp.	Entertainment	85	14,015
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	695	5,264
	S-1 Corp.	Commercial Services & Supplies	90	3,775
	Samsung Card Co. Ltd.	Consumer Finance	120	2,708
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	5,935	300,840
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	170	32,818
	Samsung Securities Co. Ltd.	Capital Markets	340	9,260
	SD Biosensor, Inc.	Health Care Equipment & Supplies	280	2,359
	Shinhan Financial Group Co. Ltd.	Banks	2,685	70,836
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	220	18,700
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	575	22,158

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	South Korea (continued)
	S-Oil Corp.	Oil, Gas & Consumable Fuels	25	$1,467
	SSANGYONG C&E Co. Ltd.	Construction Materials	570	2,319
	Woori Financial Group, Inc.	Banks	3,600	32,708

				1,007,312

	Taiwan 18.5%
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	16,868
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,000	61,059
	Asia Cement Corp.	Construction Materials	15,000	18,471
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,850	43,771
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	40,200	20,423
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,170	17,922
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	11,951
	China Steel Corp., Class A	Metals & Mining	35,000	27,377
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	19,000	68,276
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	23,000	21,874
	CTBC Financial Holding Co. Ltd., Class A	Banks	85,000	64,513
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	1,000	10,053
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,500	19,764
	Far Eastern New Century Corp.	Industrial Conglomerates	20,000	17,813
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	20,269
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	17,007
	Formosa Plastics Corp.	Chemicals	23,000	56,858
	Fubon Financial Holding Co. Ltd.	Insurance	925	1,739
	Giant Manufacturing Co. Ltd.	Leisure Products	2,000	11,059
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	16,858
	Highwealth Construction Corp.	Real Estate Management & Development	8,800	10,754
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	39,000	125,649
a	Innolux Corp.	Electronic Equipment, Instruments & Components	48,193	19,632
	Kinsus Interconnect Technology Corp.	Semiconductors & Semiconductor Equipment	1,000	3,361
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	44,037
	Macronix International Co. Ltd.	Semiconductors & Semiconductor Equipment	10,000	9,805
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,350	121,815
	Merida Industry Co. Ltd.	Leisure Products	1,000	5,421
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,400	17,274
	Nan Ya Plastics Corp.	Chemicals	30,040	61,977
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	8,256
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,670	13,555
	Nien Made Enterprise Co. Ltd.	Household Durables	950	9,123
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,000	39,312
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	26,102
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	14,126
	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	15,000	12,337
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	12,577
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	7,000	51,935
	Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	7,621
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,367	28,964
	Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	10,378
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	16,244
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,500	12,907
	Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	7,299
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	10,000	29,306
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	33,800	547,619
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,000	11,927
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	37,623
	Uni-President Enterprises Corp.	Food Products	25,000	54,290
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	60,000	84,014
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	10,533

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Taiwan (continued)
Voltronic Power Technology Corp.	Electrical Equipment	350	$17,185
Walsin Lihwa Corp.	Electrical Equipment	14,000	15,960
Wan Hai Lines Ltd.	Marine Transportation	7,200	10,773
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	2,000	7,992
Wistron Corp.	Technology Hardware, Storage & Peripherals	5,000	15,722
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	500	23,156
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	15,018
Yang Ming Marine Transport Corp.	Marine Transportation	9,000	12,672
Yuanta Financial Holding Co. Ltd.	Financial Services	1,057	820
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	9,145

			2,138,141

Thailand 1.7%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,500	34,439
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	19,000	4,174
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	38,500	7,930
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	17,500	9,949
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,500	4,985
Indorama Ventures PCL, NVDR	Chemicals	11,000	7,855
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	6,000	12,152
JMT Network Services PCL, NVDR	Consumer Finance	4,000	5,245
Land & Houses PCL, NVDR	Real Estate Management & Development	17,000	3,642
Osotspa PCL, NVDR	Beverages	8,400	5,767
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,000	32,873
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	45,500	41,861
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,000	1,730
Ratch Group PCL	Independent Power Producers & Energy Traders	1,000	865
Srisawad Corp. PCL, NVDR	Consumer Finance	4,000	4,696
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	6,934
Thai Union Group PCL, NVDR	Food Products	13,000	5,177
Tisco Financial Group PCL, NVDR	Banks	2,500	6,780

			197,054

Turkey 0.7%
Akbank TAS	Banks	14,280	17,429
Haci Omer Sabanci Holding AS	Banks	2,740	5,967
Turkiye Garanti Bankasi AS	Banks	2,915	5,662
Turkiye Is Bankasi AS, Class C	Banks	15,980	15,003
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,800	27,839
Yapi ve Kredi Bankasi AS	Banks	13,805	9,296

			81,196

United Arab Emirates 1.3%
Abu Dhabi Islamic Bank PJSC	Banks	8,105	24,846
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,585	15,912
Dubai Islamic Bank PJSC	Banks	15,180	24,177
Emaar Development PJSC	Real Estate Management & Development	4,190	7,985
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	10,375	57,735
First Abu Dhabi Bank PJSC	Banks	3,945	14,607

			145,262

United States 0.2%
JBS SA	Food Products	3,500	12,622
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	375	11,431

			24,053

Total Common Stocks (Cost $12,594,962)			11,111,351

franklintempleton.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Preferred Stocks 3.1%
	Brazil 2.2%
f	Banco Bradesco SA, 5.993%, pfd.	Banks	26,000	$74,283
f	Cia Energetica de Minas Gerais, 7.703%, pfd.	Electric Utilities	8,000	19,835
f	Gerdau SA, 12.607%, pfd.	Metals & Mining	5,875	28,323
f	Itau Unibanco Holding SA, 4.671%, pfd.	Banks	8,000	43,491
f	Petroleo Brasileiro SA, 9.792%, pfd.	Oil, Gas & Consumable Fuels	12,500	86,510

				252,442

	Chile 0.4%
f	Sociedad Quimica y Minera de Chile SA, Class B, 0.017%, pfd.	Electrical Equipment	760	44,963

	Colombia 0.1%
f	Bancolombia SA, 12.674%, pfd.	Banks	2,555	17,101

	Russia 0.0%†
a,d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

	South Korea 0.4%
f	Hyundai Motor Co., 1.416%, pfd.	Automobiles	55	4,316
f	Hyundai Motor Co., 1.427%, pfd.	Automobiles	40	3,116
f	Samsung Electronics Co. Ltd., 1.989%, pfd.	Technology Hardware, Storage & Peripherals	940	37,965
f	Samsung Fire & Marine Insurance Co. Ltd., 7.3%, pfd.	Insurance	15	2,102

				47,499

	Total Preferred Stocks (Cost $427,671)			362,005

	Right 0.0%†
	Chile 0.0%†
a	Banco de Credito e Inversiones SA	Banks	53	44

	Total Rights (Cost $0)			44

	Total Investments (Cost $13,022,633) 99.3%			11,473,400
	Other Assets, less Liabilities 0.7%			82,909

	Net Assets 100.0%			$11,556,309

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At September 30, 2023, the aggregate value of these securities was $662,903, representing 5.7% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $279,818, representing 2.4% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of was $0, representing 0.0% of net assets.

fVariable rate security. The rate shown represents the yield at period end.

44	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	2	$95,550	12/15/23	$(1,664)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 108.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31,
			2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.63		$28.65	$26.52	$22.55	$24.70	$24.25

Income from investment operations[a]:

Net investment income[b]	0.63		1.21	1.00	0.73	0.89	0.93

Net realized and unrealized gains (losses)	(0.66)		0.43	1.93	5.27	(2.61)	0.79

Total from investment operations	(0.03)		1.64	2.93	6.00	(1.72)	1.72

Less distributions from:

Net investment income	(0.62)		(1.19)	(0.80)	(0.91)	(0.19)	(0.30)

Net realized gains	—		(0.47)	—	(1.12)	(0.24)	(0.97)

Total distributions	(0.62)		(1.66)	(0.80)	(2.03)	(0.43)	(1.27)

Net asset value, end of period	$27.98		$28.63	$28.65	$26.52	$22.55	$24.70

Total return[c]	(0.17)%		6.56%	11.13%	27.54%	(7.12)%	7.53%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.11%	[e]	0.12%	0.40%	0.40%	0.40%	0.40%

Expenses net of waiver and payments by affiliates	0.11%	[e]	0.12%	0.40%	0.40%	0.40%	0.40%

Net investment income	4.38%		4.49%	3.54%	2.97%	3.44%	3.75%

Supplemental data

Net assets, end of period (000’s)	$456,123		$240,459	$17,192	$13,260	$9,021	$7,410

Portfolio turnover rate[f]	11.42%[g]		49.07%[g]	30.20%[g]	42.33%[g]	26.82%[g]	39.24%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

eExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the period ended September 30, 2023

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	11.10%	49.07%	30.20%	41.62%	26.82%	—

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin International Core Dividend Tilt Index ETF

		Industry	Shares	Value

	Common Stocks 98.6%
	Australia 11.4%
	Ampol Ltd.	Oil, Gas & Consumable Fuels	21,679	$472,917
	ANZ Group Holdings Ltd.	Banks	144,092	2,386,302
	APA Group	Gas Utilities	118,175	633,042
	ASX Ltd.	Capital Markets	18,093	667,003
	Atlas Arteria Ltd.	Transportation Infrastructure	113,981	406,805
	Aurizon Holdings Ltd.	Ground Transportation	166,914	375,965
	Bendigo & Adelaide Bank Ltd.	Banks	53,099	306,032
	BHP Group Ltd.	Metals & Mining	236,676	6,759,217
	Coles Group Ltd.	Consumer Staples Distribution & Retail	98,941	993,607
	Commonwealth Bank of Australia	Banks	51,345	3,312,812
	CSL Ltd.	Biotechnology	9,617	1,556,668
	Dexus	Office REITs	97,745	460,518
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	125,986	428,511
	Fortescue Metals Group Ltd.	Metals & Mining	162,022	2,187,583
	Glencore PLC	Metals & Mining	732,685	4,202,214
	Goodman Group	Industrial REITs	4,727	65,440
	GPT Group	Diversified REITs	172,454	434,077
	Incitec Pivot Ltd.	Chemicals	168,705	341,890
	Macquarie Group Ltd.	Capital Markets	12,714	1,376,328
	Medibank Pvt Ltd.	Insurance	250,454	556,052
	Mirvac Group	Diversified REITs	123,906	170,334
	National Australia Bank Ltd.	Banks	110,514	2,073,439
	Northern Star Resources Ltd.	Metals & Mining	15,895	107,305
	Origin Energy Ltd.	Electric Utilities	60,372	342,105
	REA Group Ltd.	Interactive Media & Services	489	48,703
	Rio Tinto Ltd.	Metals & Mining	29,177	2,138,241
	Rio Tinto PLC	Metals & Mining	64,548	4,076,286
	Scentre Group	Retail REITs	475,797	755,415
	SEEK Ltd.	Interactive Media & Services	17,604	250,751
	Sonic Healthcare Ltd.	Health Care Providers & Services	19,447	374,023
	South32 Ltd.	Metals & Mining	414,672	907,263
	Stockland	Diversified REITs	225,424	570,315
	Telstra Group Ltd.	Diversified Telecommunication Services	188,754	469,014
	TPG Telecom Ltd.	Diversified Telecommunication Services	38,468	135,557
	Transurban Group	Transportation Infrastructure	276,611	2,265,479
	Treasury Wine Estates Ltd.	Beverages	14,273	113,581
	Vicinity Ltd.	Retail REITs	357,503	391,091
	Wesfarmers Ltd.	Broadline Retail	65,526	2,235,474
	Westpac Banking Corp.	Banks	157,610	2,151,409
	WiseTech Global Ltd.	Software	15,485	650,111
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	149,797	3,527,815
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	19,234	463,276

				52,139,970

	Austria 0.3%
	ANDRITZ AG	Machinery	4,727	239,325
a	BAWAG Group AG	Banks	7,335	337,508
	Erste Group Bank AG	Banks	8,115	281,982
	OMV AG	Oil, Gas & Consumable Fuels	9,780	469,269
	Strabag SE	Construction & Engineering	1,211	47,952
	Verbund AG	Electric Utilities	2,197	179,224

				1,555,260

	Belgium 0.6%
	Ageas SA	Insurance	15,974	660,094
	Etablissements Franz Colruyt NV	Consumer Staples Distribution & Retail	1,690	73,289
	KBC Group NV	Banks	29,992	1,877,933

franklintempleton.com	Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Belgium (continued)
	Solvay SA	Chemicals	489	$54,284

				2,665,600

	China 0.0%†
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	36,033	210,028

	Denmark 2.4%
	AP Moller - Maersk AS, Class A	Marine Transportation	272	483,894
	AP Moller - Maersk AS, Class B	Marine Transportation	484	875,133
	Coloplast AS, Class B	Health Care Equipment & Supplies	6,031	640,160
	Novo Nordisk AS, Class B	Pharmaceuticals	90,791	8,300,251
a	Orsted AS	Electric Utilities	1,557	85,132
	Pandora AS	Textiles, Apparel & Luxury Goods	652	67,725
	Tryg AS	Insurance	17,930	329,289

				10,781,584

	Finland 1.6%
	Elisa Oyj	Diversified Telecommunication Services	13,529	628,673
	Kesko Oyj, Class A	Consumer Staples Distribution & Retail	8,868	162,430
	Kesko Oyj, Class B	Consumer Staples Distribution & Retail	23,635	424,650
	Kone Oyj, Class B	Machinery	33,089	1,398,517
	Metso Oyj	Machinery	20,461	215,634
	Neste Oyj	Oil, Gas & Consumable Fuels	4,735	161,073
	Nordea Bank Abp	Banks	281,990	3,117,822
	Orion Oyj, Class A	Pharmaceuticals	2,119	83,346
	Orion Oyj, Class B	Pharmaceuticals	9,291	366,127
	Sampo Oyj, Class A	Insurance	7,172	311,176
	Stora Enso Oyj, Class A	Paper & Forest Products	2,282	30,442
	Stora Enso Oyj, Class R	Paper & Forest Products	26,080	328,309
	Wartsila Oyj Abp	Machinery	16,789	191,174

				7,419,373

	France 9.3%
	Air Liquide SA	Chemicals	2,608	441,353
a	Amundi SA	Capital Markets	5,580	315,182
	AXA SA	Insurance	69,601	2,076,586
	BNP Paribas SA	Banks	66,830	4,275,801
	Bouygues SA	Construction & Engineering	18,582	651,986
	Capgemini SE	IT Services	2,282	400,584
	Cie Generale des Etablissements Michelin SCA	Automobile Components	6,031	185,621
	Credit Agricole SA	Banks	125,479	1,553,293
	Danone SA	Food Products	21,027	1,163,430
	Dassault Systemes SE	Software	17,930	670,019
	Engie SA	Multi-Utilities	166,586	2,562,699
	EssilorLuxottica SA	Health Care Equipment & Supplies	5,868	1,026,097
	Gecina SA	Office REITs	4,890	500,903
	Hermes International SCA	Textiles, Apparel & Luxury Goods	609	1,115,338
	Kering SA	Textiles, Apparel & Luxury Goods	2,028	927,352
	Legrand SA	Electrical Equipment	2,771	256,120
	L’Oreal SA	Personal Care Products	2,934	1,221,426
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	8,183	6,206,712
	Orange SA	Diversified Telecommunication Services	160,555	1,846,065
	Pernod Ricard SA	Beverages	3,042	508,390
	Sanofi	Pharmaceuticals	45,314	4,868,625
	Sartorius Stedim Biotech	Life Sciences Tools & Services	374	89,490
	Schneider Electric SE	Electrical Equipment	16,789	2,790,375
	Societe Generale SA	Banks	44,825	1,093,680
	Teleperformance SE	Professional Services	1,730	218,698
	TotalEnergies SE	Oil, Gas & Consumable Fuels	55,909	3,688,357

48	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	France (continued)
	Veolia Environnement SA	Multi-Utilities	13,698	$397,811
	Vinci SA	Construction & Engineering	14,018	1,558,660

				42,610,653

	Germany 7.4%
	adidas AG	Textiles, Apparel & Luxury Goods	1,141	201,283
	Allianz SE	Insurance	21,027	5,024,610
	BASF SE	Chemicals	75,632	3,439,238
	Bayer AG	Pharmaceuticals	27,058	1,302,036
	Bayerische Motoren Werke AG	Automobiles	28,851	2,944,023
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	2,282	65,645
	Deutsche Boerse AG	Capital Markets	3,260	565,015
	Deutsche Post AG	Air Freight & Logistics	55,637	2,269,930
	Deutsche Telekom AG	Diversified Telecommunication Services	83,293	1,752,089
	E.ON SE	Multi-Utilities	177,507	2,104,878
	Evonik Industries AG	Chemicals	18,093	331,877
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	42,380	1,406,893
	Mercedes-Benz Group AG	Automobiles	56,724	3,957,125
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,141	445,885
	SAP SE	Software	29,014	3,772,855
	Siemens AG	Industrial Conglomerates	23,472	3,371,284
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	86,969	156,073
	Vonovia SE	Real Estate Management & Development	25,265	610,152

				33,720,891

	Hong Kong 2.7%
	AIA Group Ltd.	Insurance	155,400	1,266,915
	CK Asset Holdings Ltd.	Real Estate Management & Development	52,100	274,408
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	54,400	257,349
	CLP Holdings Ltd.	Electric Utilities	151,300	1,119,510
	Hang Lung Properties Ltd.	Real Estate Management & Development	163,000	223,109
	Hang Seng Bank Ltd.	Banks	32,600	405,635
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	114,500	301,899
	HK Electric Investments & HK Electric Investments Ltd.	Electric Utilities	220,578	126,457
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	320,762	335,021
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	974,000	679,027
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	19,900	743,469
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	21,090	978,998
	Link REIT	Retail REITs	228,200	1,118,877
	MTR Corp. Ltd.	Ground Transportation	60,000	237,492
	New World Development Co. Ltd.	Real Estate Management & Development	123,000	239,346
	Power Assets Holdings Ltd.	Electric Utilities	120,000	580,706
	Sino Land Co. Ltd.	Real Estate Management & Development	286,100	322,563
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	131,640	1,408,535
	Swire Pacific Ltd., Class A	Real Estate Management & Development	27,500	185,572
	Swire Pacific Ltd., Class B	Real Estate Management & Development	50,000	54,649
	Swire Properties Ltd.	Real Estate Management & Development	97,800	204,045
	Techtronic Industries Co. Ltd.	Machinery	65,600	636,580
a	WH Group Ltd.	Food Products	652,000	342,157
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	49,694	191,940

				12,234,259

	Ireland 0.2%
	DCC PLC	Industrial Conglomerates	692	38,929
	Experian PLC	Professional Services	4,564	149,904

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Ireland (continued)
	Smurfit Kappa Group PLC	Containers & Packaging	19,560	$653,581

				842,414

	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	7,137	81,257

	Israel 0.7%
	Bank Hapoalim BM	Banks	110,840	986,700
	Bank Leumi Le-Israel BM	Banks	73,563	608,871
	Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	189,118	266,762
	ICL Group Ltd.	Chemicals	64,548	357,244
	Israel Discount Bank Ltd., Class A	Banks	50,530	273,289
	Mizrahi Tefahot Bank Ltd.	Banks	13,366	484,855
b	Nice Ltd.	Software	978	165,723

				3,143,444

	Italy 4.0%
	A2A SpA	Multi-Utilities	138,670	247,533
	Assicurazioni Generali SpA	Insurance	102,201	2,095,396
	Banca Mediolanum SpA	Financial Services	19,447	166,816
	Banco BPM SpA	Banks	133,986	643,325
	Enel SpA	Electric Utilities	573,271	3,532,453
	Eni SpA	Oil, Gas & Consumable Fuels	143,766	2,322,150
	FinecoBank Banca Fineco SpA	Banks	36,023	439,175
	Hera SpA	Multi-Utilities	71,273	195,442
a	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	31,296	373,262
	Intesa Sanpaolo SpA	Banks	1,380,773	3,567,020
	Mediobanca Banca di Credito Finanziario SpA	Banks	56,313	747,056
	Moncler SpA	Textiles, Apparel & Luxury Goods	7,308	426,173
a	Poste Italiane SpA	Insurance	41,601	439,041
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	8,453	400,137
	Snam SpA	Gas Utilities	179,300	844,571
	Terna – Rete Elettrica Nazionale	Electric Utilities	121,109	913,982
	UniCredit SpA	Banks	38,468	925,748
	UnipolSai Assicurazioni SpA	Insurance	41,128	99,542

				18,378,822

	Japan 21.0%
	ABC-Mart, Inc.	Specialty Retail	6,564	118,238
	Advance Residence Investment Corp.	Residential REITs	44	99,956
	Advantest Corp.	Semiconductors & Semiconductor Equipment	52,800	1,479,355
	AGC, Inc.	Building Products	11,400	400,614
	Aisin Corp.	Automobile Components	15,400	583,079
	Ajinomoto Co., Inc.	Food Products	5,200	200,856
	Asahi Kasei Corp.	Chemicals	24,600	154,944
	Astellas Pharma, Inc.	Pharmaceuticals	64,200	892,282
	Bridgestone Corp.	Automobile Components	30,940	1,208,573
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,700	43,578
	Canon, Inc.	Technology Hardware, Storage & Peripherals	58,492	1,413,059
	Capcom Co. Ltd.	Entertainment	7,002	252,677
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	19,330	598,974
	CyberAgent, Inc.	Media	36,100	195,057
	Daifuku Co. Ltd.	Machinery	2,980	56,505
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	48,900	1,345,508
	Daikin Industries Ltd.	Building Products	4,481	704,919
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	5,767	608,680
	Daiwa House REIT Investment Corp.	Diversified REITs	139	245,724
	Denso Corp.	Automobile Components	74,000	1,190,645

50	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Dentsu Group, Inc.	Media	19,400	$572,022
Disco Corp.	Semiconductors & Semiconductor Equipment	8,034	1,484,857
East Japan Railway Co.	Ground Transportation	1,010	57,903
Eisai Co. Ltd.	Pharmaceuticals	9,743	542,174
FANUC Corp.	Machinery	14,440	376,712
Fast Retailing Co. Ltd.	Specialty Retail	1,110	242,419
Fuji Electric Co. Ltd.	Electrical Equipment	2,300	103,976
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	2,080	120,681
Fujitsu Ltd.	IT Services	880	103,790
GLP J-Reit	Industrial REITs	402	360,177
GMO Payment Gateway, Inc.	Financial Services	3,800	208,227
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	12,100	510,758
Haseko Corp.	Household Durables	18,800	240,252
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	313,379
Hitachi Construction Machinery Co. Ltd.	Machinery	7,700	234,573
Hitachi Ltd.	Industrial Conglomerates	6,612	410,965
Honda Motor Co. Ltd.	Automobiles	30,900	348,292
Hoya Corp.	Health Care Equipment & Supplies	7,790	800,012
Hulic Co. Ltd.	Real Estate Management & Development	48,472	435,590
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	11,600	619,081
Iida Group Holdings Co. Ltd.	Household Durables	14,200	236,611
Isuzu Motors Ltd.	Automobiles	52,400	660,333
ITOCHU Corp.	Trading Companies & Distributors	13,600	492,690
Japan Metropolitan Fund Invest	Retail REITs	652	423,816
Japan Post Bank Co. Ltd.	Banks	76,203	664,367
Japan Post Holdings Co. Ltd.	Insurance	27,100	217,472
Japan Real Estate Investment Corp.	Office REITs	58	226,597
Japan Tobacco, Inc.	Tobacco	95,800	2,208,424
Kajima Corp.	Construction & Engineering	13,530	220,642
Kao Corp.	Personal Care Products	11,628	432,548
KDDI Corp.	Wireless Telecommunication Services	41,330	1,267,666
Keyence Corp.	Electronic Equipment, Instruments & Components	5,445	2,025,113
Kirin Holdings Co. Ltd.	Beverages	72,700	1,019,676
Koei Tecmo Holdings Co. Ltd.	Entertainment	10,396	148,076
Komatsu Ltd.	Machinery	57,600	1,560,575
Kubota Corp.	Machinery	7,000	103,388
Kyocera Corp.	Electronic Equipment, Instruments & Components	8,000	406,741
Kyowa Kirin Co. Ltd.	Pharmaceuticals	8,500	148,326
Kyushu Railway Co.	Ground Transportation	12,700	270,553
Lasertec Corp.	Semiconductors & Semiconductor Equipment	6,154	959,649
Lawson, Inc.	Consumer Staples Distribution & Retail	4,125	189,961
Lixil Corp.	Building Products	24,800	289,423
M3, Inc.	Health Care Technology	17,700	322,152
Marubeni Corp.	Trading Companies & Distributors	51,400	803,249
Mazda Motor Corp.	Automobiles	31,100	353,568
MINEBEA MITSUMI, Inc.	Machinery	10,500	171,793
Mitsubishi Chemical Group Corp.	Chemicals	17,300	109,289
Mitsubishi Corp.	Trading Companies & Distributors	27,600	1,318,364
Mitsubishi Electric Corp.	Electrical Equipment	45,900	568,732
Mitsubishi HC Capital, Inc.	Financial Services	65,200	435,176
Mitsubishi UFJ Financial Group, Inc.	Banks	244,500	2,078,393
Mitsui & Co. Ltd.	Trading Companies & Distributors	8,900	323,436
Mitsui OSK Lines Ltd.	Marine Transportation	30,500	840,040
Mizuho Financial Group, Inc.	Banks	101,200	1,723,231
MonotaRO Co. Ltd.	Trading Companies & Distributors	12,740	136,642
MS&AD Insurance Group Holdings, Inc.	Insurance	8,920	328,466
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	70,170	1,285,608

franklintempleton.com	Semiannual Report	51

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
NGK Insulators Ltd.	Machinery	22,400	$297,516
NIDEC Corp.	Electrical Equipment	16,900	784,948
Nintendo Co. Ltd.	Entertainment	61,791	2,579,715
Nippon Building Fund, Inc.	Office REITs	144	584,781
Nippon Paint Holdings Co. Ltd.	Chemicals	28,200	190,110
Nippon Prologis REIT, Inc.	Industrial REITs	54	101,034
Nippon Steel Corp.	Metals & Mining	60,400	1,418,676
Nippon Yusen KK	Marine Transportation	44,400	1,156,230
Niterra Co. Ltd.	Automobile Components	14,500	328,819
Nitto Denko Corp.	Chemicals	10,210	671,065
Nomura Holdings, Inc.	Capital Markets	122,100	490,200
Nomura Real Estate Master Fund, Inc.	Diversified REITs	206	231,090
Nomura Research Institute Ltd.	IT Services	15,680	409,062
Obayashi Corp.	Construction & Engineering	44,500	392,590
Obic Co. Ltd.	IT Services	580	88,171
Omron Corp.	Electronic Equipment, Instruments & Components	3,050	136,266
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	15,800	303,665
Oracle Corp.	Software	985	73,269
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	15,320	503,976
ORIX Corp.	Financial Services	48,300	904,017
Orix JREIT, Inc.	Office REITs	213	256,071
Otsuka Corp.	IT Services	10,020	425,174
Panasonic Holdings Corp.	Household Durables	27,500	309,968
Recruit Holdings Co. Ltd.	Professional Services	27,000	833,929
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	30,200	570,102
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	32,600	300,058
SBI Holdings, Inc.	Capital Markets	22,900	483,091
Sekisui Chemical Co. Ltd.	Household Durables	34,900	503,533
Sekisui House Ltd.	Household Durables	56,750	1,132,148
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	10,976	430,655
SG Holdings Co. Ltd.	Air Freight & Logistics	15,300	196,344
Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,600	42,588
Shimano, Inc.	Leisure Products	1,944	262,696
Shin-Etsu Chemical Co. Ltd.	Chemicals	70,550	2,053,266
Shiseido Co. Ltd.	Personal Care Products	9,000	316,636
SoftBank Corp.	Wireless Telecommunication Services	238,300	2,699,589
SoftBank Group Corp.	Wireless Telecommunication Services	9,700	411,791
Sojitz Corp.	Trading Companies & Distributors	17,500	384,419
Sompo Holdings, Inc.	Insurance	890	38,367
Sony Group Corp.	Household Durables	24,400	2,001,380
Square Enix Holdings Co. Ltd.	Entertainment	4,600	157,983
Subaru Corp.	Automobiles	31,400	611,482
SUMCO Corp.	Semiconductors & Semiconductor Equipment	30,200	394,437
Sumitomo Chemical Co. Ltd.	Chemicals	139,500	380,476
Sumitomo Corp.	Trading Companies & Distributors	98,400	1,967,670
Sumitomo Electric Industries Ltd.	Automobile Components	11,400	137,625
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	22,000	648,537
Sumitomo Mitsui Financial Group, Inc.	Banks	52,484	2,584,017
Suzuki Motor Corp.	Automobiles	1,800	72,567
Sysmex Corp.	Health Care Equipment & Supplies	5,126	245,024
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	118,400	3,682,321
TDK Corp.	Electronic Equipment, Instruments & Components	23,160	860,129
Tokio Marine Holdings, Inc.	Insurance	36,811	854,750
Tokyo Century Corp.	Financial Services	3,440	137,531
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	29,039	3,977,599
Toray Industries, Inc.	Chemicals	18,300	95,409
Tosoh Corp.	Chemicals	26,700	343,177

52	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Toyota Industries Corp.	Machinery	8,000	$631,262
	Toyota Motor Corp.	Automobiles	320,340	5,747,766
	Toyota Tsusho Corp.	Trading Companies & Distributors	3,800	223,964
	Trend Micro, Inc.	Software	1,490	56,595
	United Urban Investment Corp.	Diversified REITs	267	278,585
	USS Co. Ltd.	Specialty Retail	18,500	306,525
	West Japan Railway Co.	Ground Transportation	4,100	169,935
	Yamaha Motor Co. Ltd.	Automobiles	6,100	160,691
	Yaskawa Electric Corp.	Machinery	8,604	311,064
	Z Holdings Corp.	Interactive Media & Services	87,500	243,634
	ZOZO, Inc.	Specialty Retail	9,970	183,232

				95,610,841

	Luxembourg 0.0%†
	Eurofins Scientific SE	Life Sciences Tools & Services	3,117	176,557

	Netherlands 4.6%
a,b	Adyen NV	Financial Services	1,170	874,177
b	Argenx SE	Biotechnology	584	284,794
b	Argenx SE	Biotechnology	394	192,138
	ASM International NV	Semiconductors & Semiconductor Equipment	2,119	891,788
	ASML Holding NV	Semiconductors & Semiconductor Equipment	13,366	7,911,966
	ING Groep NV	Banks	115,730	1,537,741
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	9,560	288,669
	Koninklijke KPN NV	Diversified Telecommunication Services	281,501	929,584
	Koninklijke Philips NV	Health Care Equipment & Supplies	80,833	1,623,147
	NN Group NV	Insurance	26,406	851,022
	Prosus NV	Broadline Retail	33,904	1,002,212
	Randstad NV	Professional Services	11,573	641,808
	Shell PLC	Oil, Gas & Consumable Fuels	114,263	3,634,423
	Universal Music Group NV	Entertainment	13,692	358,496

				21,021,965

	New Zealand 0.4%
	Contact Energy Ltd.	Electric Utilities	68,949	333,081
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	32,469	421,004
	Mercury NZ Ltd.	Electric Utilities	55,923	204,968
	Meridian Energy Ltd.	Independent Power Producers & Energy Traders	103,835	320,681
	Spark New Zealand Ltd.	Diversified Telecommunication Services	167,564	484,275

				1,764,009

	Norway 1.2%
	Aker ASA, Class A	Industrial Conglomerates	1,956	121,229
	Aker BP ASA	Oil, Gas & Consumable Fuels	26,379	733,793
a,b	AutoStore Holdings Ltd.	Machinery	59,495	84,623
	DNB Bank ASA	Banks	75,632	1,532,421
	Gjensidige Forsikring ASA	Insurance	16,463	243,676
	Norsk Hydro ASA	Metals & Mining	118,990	751,456
	Orkla ASA	Food Products	67,319	505,991
	Salmar ASA	Food Products	5,705	291,339
	Telenor ASA	Diversified Telecommunication Services	58,028	662,579
	Yara International ASA	Chemicals	13,692	521,515

				5,448,622

	Poland 0.4%
	LPP SA	Textiles, Apparel & Luxury Goods	30	89,346
	ORLEN SA	Oil, Gas & Consumable Fuels	52,649	708,009
b	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	75,306	598,991

franklintempleton.com	Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Poland (continued)
	Powszechny Zaklad Ubezpieczen SA	Insurance	50,204	$475,811

				1,872,157

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	203,424	847,717
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	5,868	87,227

				934,944

	Singapore 2.1%
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	457,800	620,507
	DBS Group Holdings Ltd., Class A	Banks	60,600	1,493,578
	Keppel Corp. Ltd.	Industrial Conglomerates	127,900	637,204
	Mapletree Pan Asia Commercial Trust	Retail REITs	203,400	213,101
	Olam Group Ltd.	Consumer Staples Distribution & Retail	103,800	79,852
	Oversea-Chinese Banking Corp. Ltd.	Banks	356,600	3,346,799
	Singapore Airlines Ltd.	Passenger Airlines	114,100	540,029
	Singapore Exchange Ltd.	Capital Markets	48,900	349,311
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	129,000	369,544
	United Overseas Bank Ltd.	Banks	75,900	1,584,841
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	25,988	235,528

				9,470,294

	Spain 1.6%
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	19,234	693,801
	Banco Bilbao Vizcaya Argentaria SA	Banks	183,316	1,496,402
	CaixaBank SA	Banks	95,029	380,917
	Endesa SA	Electric Utilities	28,199	575,469
	Iberdrola SA	Electric Utilities	62,266	698,466
	Industria de Diseno Textil SA	Specialty Retail	8,802	328,872
	Naturgy Energy Group SA	Gas Utilities	16,463	449,002
	Redeia Corp. SA	Electric Utilities	38,142	601,502
	Telefonica SA	Diversified Telecommunication Services	509,049	2,084,680

				7,309,111

	Sweden 2.6%
	Assa Abloy AB, Class B	Building Products	8,622	189,039
	Atlas Copco AB, Class A	Machinery	16,137	218,716
	Atlas Copco AB, Class B	Machinery	9,943	117,330
	Axfood AB	Consumer Staples Distribution & Retail	8,802	202,870
	Boliden AB	Metals & Mining	22,820	660,495
b	Electrolux AB, Class B	Household Durables	21,516	223,890
	EQT AB	Capital Markets	9,780	195,254
	Essity AB, Class B	Household Products	7,481	162,439
a	Evolution AB	Hotels, Restaurants & Leisure	9,617	979,386
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	60,473	865,331
	Husqvarna AB, Class B	Machinery	40,424	311,584
	Nibe Industrier AB, Class B	Building Products	14,996	99,107
	Nordnet AB publ	Capital Markets	13,855	184,152
	Skandinaviska Enskilda Banken AB, Class A	Banks	60,310	725,272
	Skanska AB, Class B	Construction & Engineering	26,732	442,901
	SKF AB, Class B	Machinery	4,401	73,788
	SSAB AB, Class A	Metals & Mining	18,771	106,604
	SSAB AB, Class B	Metals & Mining	59,658	330,024
	Svenska Handelsbanken AB, Class A	Banks	116,056	1,042,177
	Svenska Handelsbanken AB, Class B	Banks	2,608	27,702
	Swedbank AB, Class A	Banks	51,671	957,399

54	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Sweden (continued)
	Tele2 AB, Class B	Wireless Telecommunication Services	48,900	$376,645
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	111,166	545,690
	Telia Co. AB	Diversified Telecommunication Services	209,129	434,458
	Volvo AB, Class A	Machinery	11,247	235,412
	Volvo AB, Class B	Machinery	92,910	1,929,318

				11,636,983

	Switzerland 9.7%
	ABB Ltd.	Electrical Equipment	30,481	1,092,891
	Baloise Holding AG	Insurance	1,956	284,163
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	19,397	2,374,797
	EMS-Chemie Holding AG	Chemicals	203	138,248
	Geberit AG	Building Products	815	408,925
	Givaudan SA	Chemicals	234	765,846
	Julius Baer Group Ltd.	Capital Markets	12,877	828,531
	Kuehne & Nagel International AG	Marine Transportation	5,053	1,441,663
	Lonza Group AG	Life Sciences Tools & Services	1,630	758,338
	Nestle SA	Food Products	79,218	8,983,467
	Novartis AG	Pharmaceuticals	90,791	9,316,300
	Partners Group Holding AG	Capital Markets	1,880	2,125,995
	Roche Holding AG	Pharmaceuticals	22,005	6,024,434
	Roche Holding AG	Pharmaceuticals	845	248,844
	Schindler Holding AG, PC	Machinery	326	65,214
	SGS SA	Professional Services	12,877	1,084,157
	Sika AG	Chemicals	2,119	539,942
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,075	176,826
	Swatch Group AG	Textiles, Apparel & Luxury Goods	173	44,517
	Swiss Life Holding AG	Insurance	1,058	661,076
	Swiss Re AG	Insurance	24,939	2,571,323
	Swisscom AG	Diversified Telecommunication Services	2,282	1,357,526
	Zurich Insurance Group AG	Insurance	6,683	3,069,008

				44,362,031

	United Kingdom 13.0%
	3i Group PLC	Capital Markets	13,203	334,062
	abrdn PLC	Capital Markets	187,776	356,963
	Admiral Group PLC	Insurance	19,071	553,297
	Anglo American PLC	Metals & Mining	47,519	1,313,974
	Ashtead Group PLC	Trading Companies & Distributors	4,056	247,626
	AstraZeneca PLC	Pharmaceuticals	46,944	6,361,167
	Aviva PLC	Insurance	252,976	1,203,585
	B&M European Value Retail SA	Broadline Retail	76,098	544,656
	BAE Systems PLC	Aerospace & Defense	61,940	754,345
	Barratt Developments PLC	Household Durables	92,503	498,022
	BP PLC	Oil, Gas & Consumable Fuels	282,968	1,835,331
	British American Tobacco PLC	Tobacco	138,550	4,357,891
	British Land Co. PLC	Diversified REITs	85,568	330,970
	BT Group PLC	Diversified Telecommunication Services	309,863	441,363
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	11,120	259,031
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	239,500	1,281,313
a	ConvaTec Group PLC	Health Care Equipment & Supplies	21,516	57,197
	Diageo PLC	Beverages	34,882	1,291,732
	DS Smith PLC	Containers & Packaging	126,977	444,953
	GSK PLC	Pharmaceuticals	191,036	3,478,880
	Hargreaves Lansdown PLC	Capital Markets	30,945	292,037
	HSBC Holdings PLC	Banks	659,824	5,193,689
	Imperial Brands PLC	Tobacco	87,368	1,777,638
	Intermediate Capital Group PLC	Capital Markets	26,379	445,283

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SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United Kingdom (continued)
	ITV PLC	Media	318,339	$274,393
	J Sainsbury PLC	Consumer Staples Distribution & Retail	159,740	492,886
	Kingfisher PLC	Specialty Retail	140,870	383,939
	Land Securities Group PLC	Diversified REITs	69,927	503,391
	Legal & General Group PLC	Insurance	543,862	1,476,979
	London Stock Exchange Group PLC	Capital Markets	4,564	458,682
	M&G PLC	Financial Services	208,314	501,650
	Mondi PLC	Paper & Forest Products	38,794	649,879
	National Grid PLC	Multi-Utilities	299,105	3,577,711
	NatWest Group PLC	Banks	457,541	1,316,270
	Persimmon PLC	Household Durables	29,593	389,190
	Phoenix Group Holdings PLC	Insurance	78,298	460,822
	Reckitt Benckiser Group PLC	Household Products	20,701	1,463,947
	RELX PLC	Professional Services	38,631	1,308,442
	Rentokil Initial PLC	Commercial Services & Supplies	18,986	141,404
	Sage Group PLC	Software	15,648	188,891
	Schroders PLC	Capital Markets	83,782	416,403
	Severn Trent PLC	Water Utilities	21,190	611,671
	Smith & Nephew PLC	Health Care Equipment & Supplies	6,520	81,410
	Spirax-Sarco Engineering PLC	Machinery	1,630	189,519
	SSE PLC	Electric Utilities	93,562	1,838,573
	St. James’s Place PLC	Capital Markets	51,019	518,221
	Taylor Wimpey PLC	Household Durables	328,282	470,003
	Tesco PLC	Consumer Staples Distribution & Retail	124,634	401,906
	Unilever PLC	Personal Care Products	89,487	4,436,652
	United Utilities Group PLC	Water Utilities	56,398	652,708
	Vodafone Group PLC	Wireless Telecommunication Services	2,352,579	2,205,840

				59,066,387

	United States 1.2%
	Holcim AG, Class B	Construction Materials	26,080	1,675,757
	Stellantis NV	Automobiles	191,362	3,689,428

				5,365,185

	Total Common Stocks (Cost $453,775,099)			449,822,641

	Preferred Stocks 0.7%
	Germany 0.7%
[c]	Bayerische Motoren Werke AG, 9.649%, pfd.	Automobiles	5,542	518,108
[c]	Porsche Automobil Holding SE, 5.488%, pfd.	Automobiles	4,075	201,267
[c]	Sartorius AG, 0.447%, pfd.	Life Sciences Tools & Services	652	222,140
[c]	Volkswagen AG, 25.537%, pfd.	Automobiles	17,441	2,011,649

	Total Preferred Stocks (Cost $3,243,098)			2,953,164

	Total Investments (Cost $457,018,197) 99.3%			452,775,805
	Other Assets, less Liabilities 0.7%			3,347,433

	Net Assets 100.0%			$456,123,238

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $4,163,338, representing 0.9% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

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SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	26	$2,653,950	12/15/23	$(59,614)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 108.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$32.29	$36.29	$33.29	$23.32	$28.20	$28.22

Income from investment operations[a]:

Net investment income[b]	0.39	0.82	1.03	0.92	1.04	0.95

Net realized and unrealized gains (losses)	0.84	(3.82)	2.98	9.95	(4.90)	(0.02)

Total from investment operations	1.23	(3.00)	4.01	10.87	(3.86)	0.93

Less distributions from net investment income	(0.44)	(1.00)	(1.01)	(0.90)	(1.02)	(0.95)

Net asset value, end of period	$33.08	$32.29	$36.29	$33.29	$23.32	$28.20

Total return[c]	3.77%	(8.09)%	12.14%	47.20%	(14.34)%	3.51%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.06%	0.19%	0.45%	0.45%	0.45%	0.45%

Expenses net of waiver and payments by affiliates	0.06%	0.19%	0.45%	0.45%	0.45%	0.45%

Net investment income	2.33%	2.58%	2.92%	3.21%	3.60%	3.43%

Supplemental data

Net assets, end of period (000’s)	$21,500	$24,219	$30,851	$26,632	$18,653	$16,920

Portfolio turnover rate[e]	9.19%[f]	130.60%[f]	28.73%[f]	42.38%[f]	19.79%[f]	25.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	9.19%	130.60%	27.86%	42.38%	19.79%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF

		Industry	Shares	Value

	Common Stocks 99.7%
	Brazil 0.2%
a	MercadoLibre, Inc.	Broadline Retail	32	$40,572

	Netherlands 0.4%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	442	88,365

	Russia 0.0%†
a,b	Polymetal International PLC	Metals & Mining	4,860	—
a,b	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—

				—

	United States 99.1%
	3M Co.	Industrial Conglomerates	949	88,845
	Abbott Laboratories	Health Care Equipment & Supplies	1,495	144,791
	AbbVie, Inc.	Biotechnology	1,729	257,725
	Accenture PLC, Class A	IT Services	325	99,811
a	Adobe, Inc.	Software	182	92,802
	Advance Auto Parts, Inc.	Specialty Retail	104	5,817
a	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	962	98,913
	AES Corp.	Independent Power Producers & Energy Traders	1,209	18,377
	Air Products & Chemicals, Inc.	Chemicals	221	62,631
a	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	13	1,784
	Alexandria Real Estate Equities, Inc.	Office REITs	273	27,327
	Alliant Energy Corp.	Electric Utilities	416	20,155
	Ally Financial, Inc.	Consumer Finance	494	13,180
a	Alphabet, Inc., Class A	Interactive Media & Services	2,769	362,351
a	Alphabet, Inc., Class C	Interactive Media & Services	2,392	315,385
	Altria Group, Inc.	Tobacco	3,068	129,009
a	Amazon.com, Inc.	Broadline Retail	4,862	618,057
	Amcor PLC	Containers & Packaging	2,704	24,769
	American Electric Power Co., Inc.	Electric Utilities	897	67,472
	American Tower Corp.	Specialized REITs	494	81,238
	Amgen, Inc.	Biotechnology	741	199,151
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	754	132,018
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	858	16,139
	Apollo Global Management, Inc.	Financial Services	702	63,012
	Apple, Inc.	Technology Hardware, Storage & Peripherals	8,606	1,473,433
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	624	86,393
a	Arista Networks, Inc.	Communications Equipment	156	28,693
	AT&T, Inc.	Diversified Telecommunication Services	11,726	176,125
	Automatic Data Processing, Inc.	Professional Services	117	28,148
	AvalonBay Communities, Inc.	Residential REITs	247	42,420
	Avangrid, Inc.	Electric Utilities	104	3,138
	Baker Hughes Co.	Energy Equipment & Services	780	27,550
	Bank of America Corp.	Banks	3,913	107,138
	Bank of New York Mellon Corp.	Capital Markets	1,222	52,118
	Bath & Body Works, Inc.	Specialty Retail	169	5,712
	Baxter International, Inc.	Health Care Equipment & Supplies	637	24,040
	Becton Dickinson & Co.	Health Care Equipment & Supplies	52	13,444
	Bentley Systems, Inc., Class B	Software	26	1,304
	Best Buy Co., Inc.	Specialty Retail	351	24,384
a	Bill Holdings, Inc.	Software	65	7,057
	BlackRock, Inc.	Capital Markets	247	159,683
	Blackstone, Inc.	Capital Markets	1,170	125,354
a	Block, Inc.	Financial Services	143	6,329
	Boston Properties, Inc.	Office REITs	247	14,692
	Bristol-Myers Squibb Co.	Pharmaceuticals	2,925	169,767
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	385	319,773
	Broadridge Financial Solutions, Inc.	Professional Services	195	34,915

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States (continued)
a	Cadence Design Systems, Inc.	Software	104	$24,367
	Camden Property Trust	Residential REITs	195	18,443
	Campbell Soup Co.	Food Products	325	13,351
	Cardinal Health, Inc.	Health Care Providers & Services	429	37,246
	Carlyle Group, Inc.	Capital Markets	351	10,586
	Caterpillar, Inc.	Machinery	182	49,686
a	Ceridian HCM Holding, Inc.	Professional Services	208	14,113
	Charles Schwab Corp.	Capital Markets	234	12,847
	Chevron Corp.	Oil, Gas & Consumable Fuels	1,599	269,623
	Cincinnati Financial Corp.	Insurance	143	14,627
	Cisco Systems, Inc.	Communications Equipment	3,991	214,556
	Citigroup, Inc.	Banks	3,367	138,485
	Citizens Financial Group, Inc.	Banks	858	22,994
	Clorox Co.	Household Products	208	27,260
a	Cloudflare, Inc., Class A	IT Services	221	13,932
	CME Group, Inc.	Capital Markets	611	122,334
	CMS Energy Corp.	Multi-Utilities	507	26,927
	Coca-Cola Co.	Beverages	3,445	192,851
	Cognex Corp.	Electronic Equipment, Instruments & Components	195	8,276
a	Coinbase Global, Inc., Class A	Capital Markets	52	3,904
	Colgate-Palmolive Co.	Household Products	312	22,186
	Comcast Corp., Class A	Media	2,886	127,965
	Conagra Brands, Inc.	Food Products	819	22,457
	Consolidated Edison, Inc.	Multi-Utilities	598	51,147
	Corning, Inc.	Electronic Equipment, Instruments & Components	1,378	41,988
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	1,300	35,165
a	Crowdstrike Holdings, Inc., Class A	Software	104	17,408
	Crown Castle, Inc.	Specialized REITs	741	68,194
	Cummins, Inc.	Machinery	234	53,460
	CVS Health Corp.	Health Care Providers & Services	1,677	117,088
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	208	29,790
a	Datadog, Inc., Class A	Software	169	15,394
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	325	22,393
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,053	50,228
a	Dexcom, Inc.	Health Care Equipment & Supplies	117	10,916
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	299	46,309
	Digital Realty Trust, Inc.	Specialized REITs	494	59,784
	Discover Financial Services	Consumer Finance	143	12,388
	Dominion Energy, Inc.	Multi-Utilities	1,495	66,782
a	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	130	10,331
	Dow, Inc.	Chemicals	1,209	62,336
	DTE Energy Co.	Multi-Utilities	364	36,138
	Duke Energy Corp.	Electric Utilities	1,300	114,738
a	Dynatrace, Inc.	Software	247	11,542
	East West Bancorp, Inc.	Banks	247	13,019
	Eastman Chemical Co.	Chemicals	221	16,955
	Eaton Corp. PLC	Electrical Equipment	390	83,179
	eBay, Inc.	Broadline Retail	962	42,415
	Edison International	Electric Utilities	650	41,139
	Eli Lilly & Co.	Pharmaceuticals	442	237,411
	Emerson Electric Co.	Electrical Equipment	364	35,151
a	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	39	4,686
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	39	3,663
	Entergy Corp.	Electric Utilities	364	33,670
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	78	9,887
	Equinix, Inc.	Specialized REITs	65	47,207
	Equity Residential	Residential REITs	598	35,109

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States (continued)
	Essex Property Trust, Inc.	Residential REITs	117	$24,815
	Estee Lauder Cos., Inc., Class A	Personal Care Products	104	15,033
	Evergy, Inc.	Electric Utilities	403	20,432
	Eversource Energy	Electric Utilities	624	36,286
a	Exact Sciences Corp.	Biotechnology	91	6,208
	Exelon Corp.	Electric Utilities	1,677	63,374
	Extra Space Storage, Inc.	Specialized REITs	364	44,255
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2,964	348,507
	Fastenal Co.	Trading Companies & Distributors	1,001	54,695
	Federal Realty Investment Trust	Retail REITs	130	11,782
	FedEx Corp.	Air Freight & Logistics	78	20,664
	Fidelity National Financial, Inc.	Insurance	442	18,255
	Fidelity National Information Services, Inc.	Financial Services	351	19,400
	Fifth Third Bancorp	Banks	1,183	29,965
	FirstEnergy Corp.	Electric Utilities	936	31,992
	Ford Motor Co.	Automobiles	6,851	85,089
a	Fortinet, Inc.	Software	273	16,020
	Franklin Resources, Inc.	Capital Markets	468	11,503
	Garmin Ltd.	Household Durables	273	28,720
	Gen Digital, Inc.	Software	260	4,597
	General Dynamics Corp.	Aerospace & Defense	52	11,490
	General Mills, Inc.	Food Products	910	58,231
	Genuine Parts Co.	Distributors	104	15,016
	Gilead Sciences, Inc.	Biotechnology	2,197	164,643
	Goldman Sachs Group, Inc.	Capital Markets	260	84,128
	Hasbro, Inc.	Leisure Products	221	14,617
	Healthpeak Properties, Inc.	Health Care REITs	962	17,662
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	1,547	26,871
	Home Depot, Inc.	Specialty Retail	806	243,541
	Honeywell International, Inc.	Industrial Conglomerates	234	43,229
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	1,261	20,264
	HP, Inc.	Technology Hardware, Storage & Peripherals	1,508	38,756
	Hubbell, Inc., Class B	Electrical Equipment	78	24,446
a	HubSpot, Inc.	Software	52	25,610
	Huntington Bancshares, Inc.	Banks	2,548	26,499
a	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	26	11,369
	Illinois Tool Works, Inc.	Machinery	403	92,815
	Intel Corp.	Semiconductors & Semiconductor Equipment	4,355	154,820
	International Business Machines Corp.	IT Services	1,261	176,918
	International Flavors & Fragrances, Inc.	Chemicals	442	30,131
	International Paper Co.	Containers & Packaging	624	22,133
	Interpublic Group of Cos., Inc.	Media	650	18,629
	Intuit, Inc.	Software	195	99,633
a	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	117	34,198
	Invesco Ltd.	Capital Markets	806	11,703
	Invitation Homes, Inc.	Residential REITs	936	29,662
	Iron Mountain, Inc.	Specialized REITs	507	30,141
	J M Smucker Co.	Food Products	26	3,196
	Johnson & Johnson	Pharmaceuticals	2,054	319,911
	Johnson Controls International PLC	Building Products	429	22,827
	JPMorgan Chase & Co.	Banks	1,950	282,789
	Juniper Networks, Inc.	Communications Equipment	598	16,618
	Kellogg Co.	Food Products	455	27,077
	KeyCorp	Banks	1,651	17,765
	Kimberly-Clark Corp.	Household Products	585	70,697
	Kimco Realty Corp.	Retail REITs	1,105	19,437
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	3,484	57,765

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States (continued)
	KKR & Co., Inc.	Capital Markets	195	$12,012
	KLA Corp.	Semiconductors & Semiconductor Equipment	143	65,588
	Kraft Heinz Co.	Food Products	1,378	46,356
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	143	89,628
	Lear Corp.	Automobile Components	104	13,957
	Linde PLC	Chemicals	104	38,724
	Lockheed Martin Corp.	Aerospace & Defense	104	42,532
	Lowe’s Cos., Inc.	Specialty Retail	338	70,250
	LyondellBasell Industries NV, Class A	Chemicals	429	40,626
	M&T Bank Corp.	Banks	299	37,809
	MarketAxess Holdings, Inc.	Capital Markets	26	5,555
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	429	23,222
	Masco Corp.	Building Products	78	4,169
	Mastercard, Inc., Class A	Financial Services	130	51,468
	McDonald’s Corp.	Hotels, Restaurants & Leisure	221	58,220
	Medtronic PLC	Health Care Equipment & Supplies	1,833	143,634
	Merck & Co., Inc.	Pharmaceuticals	2,249	231,535
a	Meta Platforms, Inc., Class A	Interactive Media & Services	1,118	335,635
	MetLife, Inc.	Insurance	663	41,709
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	975	76,099
	Microsoft Corp.	Software	4,290	1,354,568
	Mid-America Apartment Communities, Inc.	Residential REITs	208	26,759
a	MongoDB, Inc.	IT Services	52	17,985
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	78	36,036
	Morgan Stanley	Capital Markets	1,989	162,442
	MSCI, Inc.	Capital Markets	123	63,109
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	364	27,620
a	Netflix, Inc.	Entertainment	234	88,358
	Newmont Corp.	Metals & Mining	1,391	51,397
	NextEra Energy, Inc.	Electric Utilities	455	26,067
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	572	54,695
	NiSource, Inc.	Multi-Utilities	676	16,684
	Northern Trust Corp.	Capital Markets	351	24,387
	NRG Energy, Inc.	Electric Utilities	390	15,023
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1,534	667,275
a	Okta, Inc.	IT Services	39	3,179
	Omnicom Group, Inc.	Media	351	26,142
a	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	247	22,959
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	767	48,651
	Oracle Corp.	Software	975	103,272
	Packaging Corp. of America	Containers & Packaging	156	23,954
a	Palantir Technologies, Inc., Class A	Software	1,716	27,456
a	Palo Alto Networks, Inc.	Software	130	30,477
	Paramount Global, Class B	Media	1,027	13,248
	Paychex, Inc.	Professional Services	546	62,970
	Paycom Software, Inc.	Professional Services	13	3,371
	PepsiCo, Inc.	Beverages	975	165,204
	Pfizer, Inc.	Pharmaceuticals	6,539	216,899
	Philip Morris International, Inc.	Tobacco	2,106	194,973
	Phillips 66	Oil, Gas & Consumable Fuels	702	84,345
	Pinnacle West Capital Corp.	Electric Utilities	195	14,368
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	390	89,525
	PNC Financial Services Group, Inc.	Banks	715	87,781
	PPL Corp.	Electric Utilities	1,261	29,709
	Principal Financial Group, Inc.	Insurance	403	29,044
	Procter & Gamble Co.	Household Products	1,300	189,618
	Prologis, Inc.	Industrial REITs	572	64,184

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States (continued)
	Prudential Financial, Inc.	Insurance	624	$59,211
	Public Service Enterprise Group, Inc.	Multi-Utilities	858	48,829
	Public Storage	Specialized REITs	273	71,941
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	1,638	181,916
	Realty Income Corp.	Retail REITs	1,170	58,430
	Regency Centers Corp.	Retail REITs	273	16,227
	Regions Financial Corp.	Banks	1,651	28,397
	ResMed, Inc.	Health Care Equipment & Supplies	39	5,767
	Rockwell Automation, Inc.	Electrical Equipment	195	55,745
	RTX Corp.	Aerospace & Defense	702	50,523
a	Salesforce, Inc.	Software	455	92,265
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	377	24,863
	Sempra	Multi-Utilities	78	5,306
a	ServiceNow, Inc.	Software	130	72,665
	Simon Property Group, Inc.	Retail REITs	546	58,984
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	299	29,478
	Snap-on, Inc.	Machinery	91	23,210
a	Snowflake, Inc., Class A	IT Services	221	33,762
	Southern Co.	Electric Utilities	1,872	121,156
	Southern Copper Corp.	Metals & Mining	143	10,766
a	Splunk, Inc.	Software	13	1,901
	Stanley Black & Decker, Inc.	Machinery	273	22,817
	Starbucks Corp.	Hotels, Restaurants & Leisure	1,365	124,584
	State Street Corp.	Capital Markets	559	37,431
	Stryker Corp.	Health Care Equipment & Supplies	65	17,763
	Sun Communities, Inc.	Residential REITs	130	15,384
	Synchrony Financial	Consumer Finance	351	10,730
a	Synopsys, Inc.	Software	39	17,900
	Sysco Corp.	Consumer Staples Distribution & Retail	442	29,194
	T Rowe Price Group, Inc.	Capital Markets	390	40,899
	Tapestry, Inc.	Textiles, Apparel & Luxury Goods	416	11,960
	Target Corp.	Consumer Staples Distribution & Retail	676	74,745
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	65	8,029
a	Tesla, Inc.	Automobiles	1,404	351,309
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	1,196	190,176
	TJX Cos., Inc.	Specialty Retail	286	25,420
	Tractor Supply Co.	Specialty Retail	169	34,315
a	Trade Desk, Inc., Class A	Media	325	25,399
	Truist Financial Corp.	Banks	2,366	67,691
	U.S. Bancorp	Banks	2,444	80,799
a	Uber Technologies, Inc.	Ground Transportation	819	37,666
	UDR, Inc.	Residential REITs	559	19,940
	Union Pacific Corp.	Ground Transportation	351	71,474
	United Parcel Service, Inc., Class B	Air Freight & Logistics	1,118	174,263
	UnitedHealth Group, Inc.	Health Care Providers & Services	455	229,406
	Vail Resorts, Inc.	Hotels, Restaurants & Leisure	65	14,423
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	234	33,160
	Ventas, Inc.	Health Care REITs	715	30,123
	Verizon Communications, Inc.	Diversified Telecommunication Services	5,759	186,649
	VF Corp.	Textiles, Apparel & Luxury Goods	585	10,337
	Viatris, Inc.	Pharmaceuticals	2,171	21,406
	VICI Properties, Inc.	Specialized REITs	1,716	49,936
	Visa, Inc., Class A	Financial Services	364	83,724
	Vistra Corp.	Independent Power Producers & Energy Traders	273	9,058
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	1,417	31,514
	Walmart, Inc.	Consumer Staples Distribution & Retail	26	4,158
	Watsco, Inc.	Trading Companies & Distributors	65	24,552

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States (continued)
	WEC Energy Group, Inc.	Multi-Utilities	546	$43,980
	Wells Fargo & Co.	Banks	1,716	70,116
	Welltower, Inc.	Health Care REITs	494	40,468
	Westrock Co.	Containers & Packaging	429	15,358
	Weyerhaeuser Co.	Specialized REITs	897	27,502
	Whirlpool Corp.	Household Durables	91	12,167
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	2,093	70,513
a	Workday, Inc., Class A	Software	78	16,758
	WP Carey, Inc.	Diversified REITs	364	19,685
	Xcel Energy, Inc.	Electric Utilities	949	54,302
a	Zscaler, Inc.	Software	52	8,091

				21,316,302

	Total Common Stocks (Cost $21,576,766)			21,445,239

	Total Investments (Cost $21,576,766) 99.7%			21,445,239
	Other Assets, less Liabilities 0.3%			54,513

	Net Assets 100.0%			$21,499,752

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	2	$43,255	12/15/23	$(2,138)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 108.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Large Cap Multifactor Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$41.37	$44.86	$40.04	$27.61	$31.41	$28.51

Income from investment operations[a]:

Net investment income[b]	0.36	0.82	0.77	0.72	0.76	0.66

Net realized and unrealized gains (losses)	1.66	(3.48)	4.89	12.49	(3.89)	2.71

Total from investment operations	2.02	(2.66)	5.66	13.21	(3.13)	3.37

Less distributions from net investment income	(0.35)	(0.83)	(0.84)	(0.78)	(0.67)	(0.47)

Net asset value, end of period	$43.04	$41.37	$44.86	$40.04	$27.61	$31.41

Total return[c]	4.87%	(5.79)%	14.19%	48.22%	(10.27)%	11.97%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.18%	0.25%

Expenses net of waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.18%	0.25%

Net investment income	1.64%	2.02%	1.77%	2.06%	2.32%	2.20%

Supplemental data

Net assets, end of period (000’s)	$871,651	$860,419	$966,737	$1,353,407	$1,311,583	$1,008,255

Portfolio turnover rate[e]	31.02%[f]	51.95%[f]	68.37%[f]	25.05%[f]	19.44%[f]	18.04%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	31.02%	51.95%	68.37%	25.05%	19.44%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.8%
	Communication Services 8.4%
a	Alphabet, Inc., Class A	137,295	$17,966,424
a	Alphabet, Inc., Class C	118,260	15,592,581
	Comcast Corp., Class A	150,660	6,680,264
a	Meta Platforms, Inc., Class A	46,980	14,103,866
a	Netflix, Inc.	24,300	9,175,680
	Verizon Communications, Inc.	300,510	9,739,529

			73,258,344

	Consumer Discretionary 12.1%
	Advance Auto Parts, Inc.	13,365	747,504
a	Amazon.com, Inc.	153,495	19,512,284
a	AutoNation, Inc.	5,670	858,438
a	Booking Holdings, Inc.	2,890	8,912,616
a	Chipotle Mexican Grill, Inc.	1,620	2,967,565
	Darden Restaurants, Inc.	6,885	986,070
a	Deckers Outdoor Corp.	2,025	1,041,032
	Domino’s Pizza, Inc.	2,310	875,005
	DR Horton, Inc.	27,945	3,003,249
	Gentex Corp.	27,945	909,330
a	Grand Canyon Education, Inc.	7,695	899,392
	Lennar Corp., Class A	21,870	2,454,470
	Lennar Corp., Class B	8,505	869,466
	Lowe’s Cos., Inc.	46,575	9,680,148
	Macy’s, Inc.	74,925	869,879
	Marriott International, Inc., Class A	8,505	1,671,743
	McDonald’s Corp.	44,955	11,842,945
	Murphy USA, Inc.	2,835	968,805
a	NVR, Inc.	277	1,651,834
a	O’Reilly Automotive, Inc.	5,670	5,153,236
	Penske Automotive Group, Inc.	5,670	947,230
	PulteGroup, Inc.	22,275	1,649,464
a	Tesla, Inc.	46,575	11,653,997
	Texas Roadhouse, Inc.	8,910	856,251
	TJX Cos., Inc.	87,885	7,811,219
	Toll Brothers, Inc.	12,150	898,614
a	TopBuild Corp.	3,240	815,184
a	Victoria’s Secret & Co.	47,790	797,137
	Williams-Sonoma, Inc.	6,480	1,006,992
	Yum! Brands, Inc.	22,680	2,833,639

			105,144,738

	Consumer Staples 4.0%
	Albertsons Cos., Inc., Class A	40,905	930,589
	Altria Group, Inc.	166,455	6,999,433
	Ingredion, Inc.	8,910	876,744
	Lamb Weston Holdings, Inc.	10,530	973,604
a	Monster Beverage Corp.	40,095	2,123,030
	Philip Morris International, Inc.	116,235	10,761,036
	Procter & Gamble Co.	77,355	11,283,000
	Spectrum Brands Holdings, Inc.	10,935	856,757

			34,804,193

	Energy 3.7%
	Chesapeake Energy Corp.	11,340	977,848
	Devon Energy Corp.	49,815	2,376,176
	Exxon Mobil Corp.	88,695	10,428,758
	Marathon Petroleum Corp.	36,855	5,577,636
	Ovintiv, Inc.	20,655	982,558

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Energy (continued)
	Phillips 66	30,780	$3,698,217
	Pioneer Natural Resources Co.	8,100	1,859,355
a	Southwestern Energy Co.	134,865	869,879
	TechnipFMC PLC	48,195	980,286
	Valero Energy Corp.	28,755	4,074,871

			31,825,584

	Financials 8.4%
	Aon PLC, Class A	11,340	3,676,655
a	Arch Capital Group Ltd.	27,945	2,227,496
	Arthur J Gallagher & Co.	15,390	3,507,843
a	Berkshire Hathaway, Inc., Class B	28,755	10,072,876
	Cboe Global Markets, Inc.	6,075	948,976
	Citigroup, Inc.	109,350	4,497,565
	Evercore, Inc., Class A	6,480	893,462
	First Citizens BancShares, Inc., Class A	810	1,117,881
	Janus Henderson Group PLC	32,400	836,568
	JPMorgan Chase & Co.	54,675	7,928,968
	Kinsale Capital Group, Inc.	2,430	1,006,336
	LPL Financial Holdings, Inc.	6,075	1,443,724
	Marsh & McLennan Cos., Inc.	17,415	3,314,074
	Mastercard, Inc., Class A	39,285	15,553,324
	MGIC Investment Corp.	51,030	851,691
	Moody’s Corp.	9,720	3,073,172
	MSCI, Inc.	4,860	2,493,569
	New York Community Bancorp, Inc.	74,520	845,057
	OneMain Holdings, Inc.	22,275	893,005
	Primerica, Inc.	4,455	864,315
	Reinsurance Group of America, Inc.	6,480	940,831
	Rithm Capital Corp.	88,695	823,977
	RLI Corp.	6,885	935,603
	SEI Investments Co.	14,580	878,153
	Synchrony Financial	34,425	1,052,372
	Unum Group	18,630	916,410
	Western Union Co.	74,520	982,174
	White Mountains Insurance Group Ltd.	575	860,022

			73,436,099

	Health Care 17.2%
	AbbVie, Inc.	97,605	14,549,001
a	Align Technology, Inc.	4,050	1,236,546
	Amgen, Inc.	19,035	5,115,847
	Becton Dickinson & Co.	9,720	2,512,912
a	Biogen, Inc.	10,125	2,602,226
	Cardinal Health, Inc.	23,895	2,074,564
	Cencora, Inc.	5,265	947,542
	Chemed Corp.	1,787	928,704
	Eli Lilly & Co.	28,350	15,227,635
	Encompass Health Corp.	12,960	870,394
a	Exelixis, Inc.	40,500	884,925
	Gilead Sciences, Inc.	83,835	6,282,595
	HCA Healthcare, Inc.	17,820	4,383,364
a	Horizon Therapeutics PLC	8,100	937,089
a	IDEXX Laboratories, Inc.	6,075	2,656,415
a	Intuitive Surgical, Inc.	21,465	6,274,005
	Johnson & Johnson	105,705	16,463,554
a	Medpace Holdings, Inc.	3,240	784,501
	Merck & Co., Inc.	134,865	13,884,352
	Organon & Co.	41,715	724,172

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Health Care (continued)
	Pfizer, Inc.	343,440	$11,391,905
	Premier, Inc., Class A	42,120	905,580
a	Regeneron Pharmaceuticals, Inc.	9,159	7,537,491
	STERIS PLC	4,050	888,651
	Stryker Corp.	25,515	6,972,484
	UnitedHealth Group, Inc.	19,440	9,801,453
a	Vertex Pharmaceuticals, Inc.	23,490	8,168,412
	West Pharmaceutical Services, Inc.	4,860	1,823,521
	Zoetis, Inc.	15,795	2,748,014

			149,577,854

	Industrials 8.4%
	Allison Transmission Holdings, Inc.	14,985	885,014
	Broadridge Financial Solutions, Inc.	4,860	870,183
a	Builders FirstSource, Inc.	12,960	1,613,390
	Caterpillar, Inc.	17,415	4,754,295
a	Clean Harbors, Inc.	5,670	948,931
	Concentrix Corp.	11,340	908,447
a	Copart, Inc.	67,635	2,914,392
	Eaton Corp. PLC	14,175	3,023,244
	Emerson Electric Co.	19,440	1,877,321
	Expeditors International of Washington, Inc.	8,910	1,021,353
	Fastenal Co.	18,630	1,017,943
	Fortune Brands Innovations, Inc.	13,365	830,768
	General Electric Co.	60,750	6,715,913
	Graco, Inc.	11,745	855,976
	Hubbell, Inc., Class B	4,860	1,523,173
	Illinois Tool Works, Inc.	21,060	4,850,329
	Landstar System, Inc.	4,860	859,928
	Lennox International, Inc.	2,430	909,889
	Lincoln Electric Holdings, Inc.	4,860	883,499
	Lockheed Martin Corp.	18,218	7,450,433
	MSC Industrial Direct Co., Inc., Class A	8,910	874,517
	nVent Electric PLC	16,200	858,438
	Old Dominion Freight Line, Inc.	7,290	2,982,631
	Owens Corning	8,910	1,215,413
	PACCAR, Inc.	47,790	4,063,106
	Pentair PLC	13,365	865,384
	Republic Services, Inc.	12,960	1,846,930
	Rollins, Inc.	22,680	846,644
	Ryder System, Inc.	8,910	952,925
a	Saia, Inc.	2,430	968,720
	Schneider National, Inc., Class B	31,590	874,727
	Snap-on, Inc.	4,050	1,032,993
	United Rentals, Inc.	4,860	2,160,610
	Waste Management, Inc.	34,830	5,309,485
	Watsco, Inc.	2,835	1,070,836
	WW Grainger, Inc.	4,031	2,788,807

			73,426,587

	Information Technology 33.0%
a	Adobe, Inc.	18,225	9,292,927
a	Akamai Technologies, Inc.	8,505	906,123
	Analog Devices, Inc.	32,400	5,672,916
	Apple, Inc.	370,575	63,446,146
	Applied Materials, Inc.	74,520	10,317,294
a	Arista Networks, Inc.	22,680	4,171,532
a	Arrow Electronics, Inc.	6,885	862,277
	Avnet, Inc.	17,820	858,746

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Information Technology (continued)
	Broadcom, Inc.	18,132	$15,060,077
a	Cadence Design Systems, Inc.	23,895	5,598,598
	Cisco Systems, Inc.	240,975	12,954,816
	Cognizant Technology Solutions Corp., Class A	16,605	1,124,823
	Crane NXT Co.	15,390	855,222
a	Dropbox, Inc., Class A	32,805	893,280
a	Fair Isaac Corp.	2,025	1,758,773
	Hewlett Packard Enterprise Co.	111,375	1,934,584
	HP, Inc.	78,165	2,008,840
	Intel Corp.	138,105	4,909,633
	International Business Machines Corp.	29,565	4,147,969
	Jabil, Inc.	12,555	1,593,104
	KLA Corp.	12,960	5,944,234
	Lam Research Corp.	12,239	7,671,038
a	Lattice Semiconductor Corp.	12,150	1,044,050
a	Manhattan Associates, Inc.	6,075	1,200,785
	Microchip Technology, Inc.	41,310	3,224,245
	Microsoft Corp.	181,845	57,417,559
	National Instruments Corp.	15,390	917,552
	NetApp, Inc.	18,630	1,413,644
	NVIDIA Corp.	41,715	18,145,608
a	ON Semiconductor Corp.	36,045	3,350,383
	Oracle Corp.	105,705	11,196,274
	QUALCOMM, Inc.	85,455	9,490,632
	Skyworks Solutions, Inc.	10,935	1,078,082
a	Synopsys, Inc.	12,150	5,576,485
	Texas Instruments, Inc.	64,800	10,303,848
a	VMware, Inc., Class A	8,100	1,348,488

			287,690,587

	Materials 1.6%
	CF Industries Holdings, Inc.	17,010	1,458,437
	Eagle Materials, Inc.	4,860	809,287
	LyondellBasell Industries NV, Class A	22,275	2,109,443
	NewMarket Corp.	2,025	921,456
	Nucor Corp.	23,085	3,609,340
	Reliance Steel & Aluminum Co.	5,670	1,486,844
	Southern Copper Corp.	11,340	853,789
	Steel Dynamics, Inc.	15,795	1,693,540
	U.S. Steel Corp.	29,565	960,271

			13,902,407

	Real Estate 1.8%
	Cousins Properties, Inc.	38,880	791,986
	EastGroup Properties, Inc.	5,265	876,780
	EPR Properties	20,250	841,185
	Gaming & Leisure Properties, Inc.	21,060	959,283
	Kilroy Realty Corp.	24,705	780,925
	NNN REIT, Inc.	23,085	815,824
	Omega Healthcare Investors, Inc.	28,755	953,516
	Public Storage	12,555	3,308,493
	Simon Property Group, Inc.	22,275	2,406,368
	Spirit Realty Capital, Inc.	23,490	787,620
	STAG Industrial, Inc.	24,300	838,593
	VICI Properties, Inc.	85,050	2,474,955

			15,835,528

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

	Shares	Value

Utilities 1.2%
Atmos Energy Corp.	10,530	$1,115,443
Consolidated Edison, Inc.	27,945	2,390,136
Hawaiian Electric Industries, Inc.	64,800	797,688
National Fuel Gas Co.	17,010	882,989
Pinnacle West Capital Corp.	11,745	865,372
Southern Co.	57,105	3,695,835
Vistra Corp.	29,160	967,529

		10,714,992

Total Common Stocks (Cost $810,987,859)		869,616,913

Total Investments (Cost $810,987,859) 99.8%		869,616,913
Other Assets, less Liabilities 0.2%		2,034,169

Net Assets 100.0%		$871,651,082

aNon-income producing.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	8	$1,730,200	12/15/23	$(80,182)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 108.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Mid Cap Multifactor Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$43.31	$44.90	$40.84	$24.94	$30.32	$27.70

Income from investment operations[a]:

Net investment income[b]	0.38	0.71	0.54	0.45	0.50	0.47

Net realized and unrealized gains (losses)	(0.45)	(1.73)	4.03	15.86	(5.41)	2.53

Total from investment operations	(0.07)	(1.02)	4.57	16.31	(4.91)	3.00

Less distributions from net investment income	(0.27)	(0.57)	(0.51)	(0.41)	(0.47)	(0.38)

Net asset value, end of period	$42.97	$43.31	$44.90	$40.84	$24.94	$30.32

Total return[c]	(0.16)%	(2.17)%	11.18%	65.69%	(16.50)%	10.92%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.73%	1.69%	1.21%	1.30%	1.60%	1.65%

Supplemental data

Net assets, end of period (000’s)	$274,992	$166,748	$62,855	$36,759	$13,718	$10,612

Portfolio turnover rate[e]	13.76%[f]	24.07%[f]	22.76%[f]	25.02%[f]	24.20%[f]	23.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	13.76%	24.07%	22.76%	25.02%	24.20%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.7%
	Communication Services 1.7%
	Electronic Arts, Inc.	20,736	$2,496,615
	Omnicom Group, Inc.	29,184	2,173,624
a	Playtika Holding Corp.	9,216	88,750

			4,758,989

	Consumer Discretionary 16.0%
	Advance Auto Parts, Inc.	9,856	551,246
a	AutoNation, Inc.	5,120	775,168
	Bath & Body Works, Inc.	29,184	986,419
	Best Buy Co., Inc.	32,640	2,267,501
	Brunswick Corp.	9,216	728,064
	Carter’s, Inc.	5,888	407,155
	Choice Hotels International, Inc.	3,840	470,438
	Columbia Sportswear Co.	4,736	350,938
a	Crocs, Inc.	4,096	361,390
a	Deckers Outdoor Corp.	2,688	1,381,874
	Dick’s Sporting Goods, Inc.	8,960	972,877
	DR Horton, Inc.	24,960	2,682,451
	Gap, Inc.	20,608	219,063
	Garmin Ltd.	21,632	2,275,686
	Genuine Parts Co.	17,920	2,587,290
a	Grand Canyon Education, Inc.	1,792	209,449
	H&R Block, Inc.	24,320	1,047,219
	Hasbro, Inc.	17,664	1,168,297
	Kohl’s Corp.	13,056	273,654
	LKQ Corp.	33,024	1,635,018
	Macy’s, Inc.	37,376	433,935
a	Mister Car Wash, Inc.	4,608	25,390
	Murphy USA, Inc.	1,408	481,156
	Nordstrom, Inc.	14,464	216,092
a	NVR, Inc.	187	1,115,137
	Penske Automotive Group, Inc.	3,328	555,976
	Polaris, Inc.	8,192	853,115
	Pool Corp.	5,376	1,914,394
	PulteGroup, Inc.	26,752	1,980,986
	Ralph Lauren Corp.	5,248	609,240
a	Skechers USA, Inc., Class A	16,256	795,731
	Tapestry, Inc.	37,504	1,078,240
	Tempur Sealy International, Inc.	26,112	1,131,694
	Texas Roadhouse, Inc.	5,632	541,235
	Thor Industries, Inc.	5,760	547,949
	Tractor Supply Co.	12,672	2,573,050
a	Ulta Beauty, Inc.	6,203	2,477,788
	VF Corp.	39,168	692,099
a	Victoria’s Secret & Co.	13,056	217,774
	Williams-Sonoma, Inc.	11,904	1,849,882
	Wingstop, Inc.	1,792	322,273
	Yum! Brands, Inc.	18,176	2,270,909

			44,035,242

	Consumer Staples 5.3%
	Albertsons Cos., Inc., Class A	48,896	1,112,384
a	BJ’s Wholesale Club Holdings, Inc.	16,768	1,196,732
	Casey’s General Stores, Inc.	4,250	1,153,960
	Church & Dwight Co., Inc.	28,800	2,638,944
	Clorox Co.	16,768	2,197,614
a	Dollar Tree, Inc.	19,712	2,098,342

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Consumer Staples (continued)
	Flowers Foods, Inc.	30,208	$670,014
	Kroger Co.	58,624	2,623,424
	Lamb Weston Holdings, Inc.	9,600	887,616

			14,579,030

	Energy 7.2%
	Antero Midstream Corp.	47,232	565,839
	APA Corp.	19,712	810,163
	Chesapeake Energy Corp.	17,664	1,523,167
	Coterra Energy, Inc., Class A	81,152	2,195,162
	Devon Energy Corp.	57,728	2,753,626
	Diamondback Energy, Inc.	17,920	2,775,450
	HF Sinclair Corp.	14,592	830,722
	Ovintiv, Inc.	33,152	1,577,041
	Phillips 66	29,056	3,491,078
	Range Resources Corp.	31,232	1,012,229
a	Southwestern Energy Co.	137,088	884,218
	Texas Pacific Land Corp.	768	1,400,494

			19,819,189

	Financials 11.6%
	Affiliated Managers Group, Inc.	5,760	750,758
	Allstate Corp.	24,576	2,738,012
	Ally Financial, Inc.	40,704	1,085,983
	Assured Guaranty Ltd.	6,400	387,328
	Cincinnati Financial Corp.	21,376	2,186,551
	CNA Financial Corp.	3,456	135,994
a	Credit Acceptance Corp.	896	412,268
	Discover Financial Services	25,856	2,239,905
	Everest Group Ltd.	4,352	1,617,508
	First American Financial Corp.	14,208	802,610
a	FleetCor Technologies, Inc.	4,736	1,209,290
	Globe Life, Inc.	13,440	1,461,331
	Hanover Insurance Group, Inc.	5,376	596,629
	Hartford Financial Services Group, Inc.	22,400	1,588,384
	Janus Henderson Group PLC	17,664	456,085
	Kinsale Capital Group, Inc.	1,408	583,095
	Lazard Ltd., Class A	6,528	202,433
	MGIC Investment Corp.	41,984	700,713
	MSCI, Inc.	5,120	2,626,970
	Old Republic International Corp.	17,664	475,868
	OneMain Holdings, Inc.	10,880	436,179
	Prosperity Bancshares, Inc.	11,392	621,775
	Regions Financial Corp.	102,656	1,765,683
	Rithm Capital Corp.	36,224	336,521
	SEI Investments Co.	17,280	1,040,774
	Synchrony Financial	64,768	1,979,958
	T Rowe Price Group, Inc.	13,952	1,463,146
	Unum Group	21,760	1,070,374
	Western Union Co.	67,072	884,009

			31,856,134

	Health Care 9.0%
a	Acadia Healthcare Co., Inc.	11,136	782,972
	Cencora, Inc.	10,496	1,888,965
	Chemed Corp.	1,854	963,524
	Encompass Health Corp.	17,280	1,160,525
a	IDEXX Laboratories, Inc.	5,760	2,518,675
a	Incyte Corp.	25,472	1,471,517

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Health Care (continued)
a	Maravai LifeSciences Holdings, Inc., Class A	11,648	$116,480
a	Mettler-Toledo International, Inc.	1,999	2,215,032
a	Neurocrine Biosciences, Inc.	14,336	1,612,800
	Organon & Co.	35,072	608,850
a	QIAGEN NV	13,824	559,872
	ResMed, Inc.	12,672	1,873,809
	Royalty Pharma PLC, Class A	49,024	1,330,511
a	Shockwave Medical, Inc.	2,176	433,242
a	Tenet Healthcare Corp.	11,264	742,185
a	United Therapeutics Corp.	5,760	1,301,011
	Universal Health Services, Inc., Class B	9,216	1,158,728
	Viatris, Inc.	141,440	1,394,598
a	Waters Corp.	9,472	2,597,317

			24,730,613

	Industrials 22.1%
	Allegion PLC	12,160	1,267,072
	Allison Transmission Holdings, Inc.	14,592	861,804
	Booz Allen Hamilton Holding Corp.	23,296	2,545,554
a	Builders FirstSource, Inc.	19,712	2,453,947
	CH Robinson Worldwide, Inc.	17,408	1,499,351
	Cintas Corp.	5,632	2,709,048
	Curtiss-Wright Corp.	4,608	901,463
	Donaldson Co., Inc.	17,152	1,022,945
	Dover Corp.	19,584	2,732,164
	Esab Corp.	5,760	404,467
	Expeditors International of Washington, Inc.	23,424	2,685,093
	Fastenal Co.	49,408	2,699,653
	Ferguson PLC	13,952	2,294,685
	Genpact Ltd.	12,160	440,192
	Graco, Inc.	23,040	1,679,155
	Landstar System, Inc.	5,305	938,667
	Lennox International, Inc.	4,608	1,725,419
	Lincoln Electric Holdings, Inc.	8,832	1,605,569
	ManpowerGroup, Inc.	7,168	525,558
	Masco Corp.	24,448	1,306,746
	MSC Industrial Direct Co., Inc., Class A	7,424	728,666
	Nordson Corp.	7,296	1,628,248
	Old Dominion Freight Line, Inc.	8,576	3,508,785
	Otis Worldwide Corp.	33,408	2,682,996
	Paychex, Inc.	25,344	2,922,923
	Paycom Software, Inc.	6,176	1,601,252
	Robert Half, Inc.	14,336	1,050,542
	Rollins, Inc.	36,608	1,366,577
	Ryder System, Inc.	5,888	629,722
a	Saia, Inc.	1,792	714,381
	Schneider National, Inc., Class B	8,576	237,469
	Snap-on, Inc.	8,704	2,220,042
	Toro Co.	13,696	1,138,138
	Trane Technologies PLC	16,256	3,298,505
	Watsco, Inc.	4,933	1,863,293
	WW Grainger, Inc.	4,096	2,833,777

			60,723,868

	Information Technology 12.8%
	Amdocs Ltd.	16,640	1,405,914
	CDW Corp.	15,488	3,124,859
a	Cirrus Logic, Inc.	3,328	246,139
	Crane NXT Co.	3,328	184,937

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Information Technology (continued)
	Dolby Laboratories, Inc., Class A	8,320	$659,443
a	F5, Inc.	7,680	1,237,555
a	Fair Isaac Corp.	3,265	2,835,750
a	Gartner, Inc.	5,120	1,759,283
	Gen Digital, Inc.	72,448	1,280,881
a	GoDaddy, Inc., Class A	9,472	705,475
	Hewlett Packard Enterprise Co.	152,320	2,645,798
	HP, Inc.	91,520	2,352,064
a	HubSpot, Inc.	2,816	1,386,880
	Jabil, Inc.	7,680	974,515
	Juniper Networks, Inc.	41,984	1,166,735
a	Manhattan Associates, Inc.	8,960	1,771,034
	Monolithic Power Systems, Inc.	5,417	2,502,654
	National Instruments Corp.	17,664	1,053,128
	NetApp, Inc.	36,480	2,768,102
	Teradyne, Inc.	19,840	1,993,126
a	VeriSign, Inc.	11,904	2,410,917
	Vontier Corp.	22,144	684,693

			35,149,882

	Materials 8.0%
	Ardagh Metal Packaging SA	13,056	40,865
	Avery Dennison Corp.	11,520	2,104,359
	CF Industries Holdings, Inc.	25,600	2,194,944
	Chemours Co.	15,744	441,619
	International Paper Co.	42,240	1,498,253
	Louisiana-Pacific Corp.	9,600	530,592
	LyondellBasell Industries NV, Class A	31,104	2,945,549
	NewMarket Corp.	384	174,735
	Nucor Corp.	20,096	3,142,010
	Packaging Corp. of America	9,344	1,434,771
	Reliance Steel & Aluminum Co.	8,732	2,289,792
	RPM International, Inc.	15,488	1,468,417
	Sealed Air Corp.	19,840	651,942
	Sonoco Products Co.	13,312	723,507
	Steel Dynamics, Inc.	22,784	2,442,901

			22,084,256

	Real Estate 4.1%
	AvalonBay Communities, Inc.	15,232	2,615,944
	Boston Properties, Inc.	9,856	586,235
	Camden Property Trust	12,928	1,222,730
	EastGroup Properties, Inc.	2,816	468,949
	Equity LifeStyle Properties, Inc.	11,648	742,094
	Extra Space Storage, Inc.	16,000	1,945,280
	Highwoods Properties, Inc.	15,616	321,846
	Kilroy Realty Corp.	7,040	222,534
	NNN REIT, Inc.	24,320	859,469
	STAG Industrial, Inc.	11,648	401,972
	VICI Properties, Inc.	60,928	1,773,005

			11,160,058

	Utilities 1.9%
	American Water Works Co., Inc.	18,432	2,282,435
	Consolidated Edison, Inc.	28,544	2,441,368

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

	Shares	Value

Utilities (continued)
National Fuel Gas Co.	10,496	$544,847

		5,268,650

Total Common Stocks (Cost $277,084,090)		274,165,911

Total Investments (Cost $277,084,090) 99.7%		274,165,911
Other Assets, less Liabilities 0.3%		826,407

Net Assets 100.0%		$274,992,318

aNon-income producing.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	3	$756,120	12/15/23	$(20,647)

*As of period end.

See Abbreviations on page 108.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Small Cap Multifactor Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$34.10	$36.16	$36.53	$20.48	$27.66	$26.66

Income from investment operations[a]:

Net investment income[b]	0.30	0.54	0.38	0.28	0.39	0.47

Net realized and unrealized gains (losses)	0.12	(2.10)	(0.36)	16.15	(7.15)	0.87

Total from investment operations	0.42	(1.56)	0.02	16.43	(6.76)	1.34

Less distributions from net investment income	(0.21)	(0.50)	(0.39)	(0.38)	(0.42)	(0.34)

Net asset value, end of period	$34.31	$34.10	$36.16	$36.53	$20.48	$27.66

Total return[c]	1.23%	(4.21)%	0.02%	80.74%	(24.83)%	5.05%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.70%	1.60%	1.00%	0.99%	1.41%	1.69%

Supplemental data

Net assets, end of period (000’s)	$27,451	$17,048	$16,273	$14,613	$13,310	$17,979

Portfolio turnover rate[e]	15.53%[f]	28.79%[f]	27.64%[f]	34.77%[f]	23.83%[f]	22.17%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	15.53%	28.79%	27.64%	34.77%	23.83%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.9%
	Communication Services 2.8%
a	AMC Networks, Inc., Class A	1,280	$15,078
a	Cargurus, Inc.	1,888	33,078
	Cogent Communications Holdings, Inc.	1,856	114,886
a	IDT Corp., Class B	656	14,465
	John Wiley & Sons, Inc., Class A	1,856	68,987
a	Liberty Latin America Ltd., Class A	1,536	12,534
a	Ooma, Inc.	944	12,281
a	Playstudios, Inc.	2,704	8,599
	Scholastic Corp.	1,168	44,548
	Shutterstock, Inc.	1,088	41,398
	Spok Holdings, Inc.	432	6,165
	TEGNA, Inc.	9,152	133,345
	Telephone & Data Systems, Inc.	4,416	80,857
a	Thryv Holdings, Inc.	1,040	19,521
a	Yelp, Inc.	3,392	141,073
a	ZipRecruiter, Inc., Class A	2,496	29,927

			776,742

	Consumer Discretionary 16.4%
a	1-800- Flowers.com, Inc., Class A	1,104	7,728
a	Abercrombie & Fitch Co., Class A	2,464	138,896
	Academy Sports & Outdoors, Inc.	3,104	146,726
	Acushnet Holdings Corp.	1,712	90,804
a	Adtalem Global Education, Inc.	1,312	56,219
	American Eagle Outfitters, Inc.	6,816	113,214
a	Asbury Automotive Group, Inc.	896	206,143
	Big 5 Sporting Goods Corp.	928	6,505
	Bloomin’ Brands, Inc.	4,864	119,606
	Bluegreen Vacations Holding Corp.	336	12,324
	Buckle, Inc.	1,648	55,027
	Build-A-Bear Workshop, Inc.	592	17,411
	Caleres, Inc.	1,472	42,335
	Camping World Holdings, Inc., Class A	1,776	36,248
a	CarParts.com, Inc.	1,840	7,581
	Cato Corp., Class A	688	5,270
	Cheesecake Factory, Inc.	2,656	80,477
a	Chico’s FAS, Inc.	3,824	28,604
a	Chuy’s Holdings, Inc.	816	29,033
	Cracker Barrel Old Country Store, Inc.	1,280	86,016
	Designer Brands, Inc., Class A	1,056	13,369
a	Destination XL Group, Inc.	2,480	11,110
	Dillard’s, Inc., Class A	208	68,808
a	Duluth Holdings, Inc., Class B	592	3,558
a	Duolingo, Inc.	608	100,849
a	Envela Corp.	176	834
	Escalade, Inc.	192	2,940
	Ethan Allen Interiors, Inc.	1,232	36,837
a	Fiesta Restaurant Group, Inc.	416	3,519
a	Figs, Inc., Class A	5,296	31,246
	Foot Locker, Inc.	3,168	54,965
a	Frontdoor, Inc.	3,104	94,951
a	Genesco, Inc.	576	17,752
a	G-III Apparel Group Ltd.	1,584	39,473
	Group 1 Automotive, Inc.	640	171,974
	Guess?, Inc.	1,152	24,929
	Haverty Furniture Cos., Inc.	848	24,405
a	Helen of Troy Ltd.	928	108,168

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Consumer Discretionary (continued)
	Hibbett, Inc.	624	$29,646
	Hooker Furnishings Corp.	208	4,046
	Installed Building Products, Inc.	1,024	127,887
a	J Jill, Inc.	96	2,842
	Jack in the Box, Inc.	688	47,513
a	JAKKS Pacific, Inc.	144	2,677
	Johnson Outdoors, Inc., Class A	240	13,126
	Kontoor Brands, Inc.	2,752	120,840
	La-Z-Boy, Inc.	1,984	61,266
	LCI Industries	1,056	123,995
a	Lincoln Educational Services Corp.	496	4,191
a	Lovesac Co.	560	11,155
a	M/I Homes, Inc.	544	45,718
a	Malibu Boats, Inc., Class A	816	40,000
	Marine Products Corp.	448	6,366
a	MarineMax, Inc.	880	28,882
a	MasterCraft Boat Holdings, Inc.	736	16,354
	MDC Holdings, Inc.	2,144	88,397
a	Modine Manufacturing Co.	1,536	70,272
	Monarch Casino & Resort, Inc.	528	32,789
	Monro, Inc.	1,232	34,213
	Movado Group, Inc.	784	21,442
	Nathan’s Famous, Inc.	64	4,522
a	National Vision Holdings, Inc.	2,992	48,411
a	ODP Corp.	1,648	76,055
a	ONE Group Hospitality, Inc.	912	5,016
a	OneWater Marine, Inc., Class A	448	11,478
	Oxford Industries, Inc.	752	72,290
	Papa John’s International, Inc.	1,344	91,688
	Patrick Industries, Inc.	800	60,048
	Perdoceo Education Corp.	3,488	59,645
	PetMed Express, Inc.	880	9,020
a	Portillo’s, Inc., Class A	1,312	20,192
a	Potbelly Corp.	656	5,117
a	Revolve Group, Inc.	1,824	24,825
	Rocky Brands, Inc.	320	4,704
a	Sally Beauty Holdings, Inc.	5,744	48,135
	Shoe Carnival, Inc.	736	17,686
	Signet Jewelers Ltd.	1,984	142,471
	Smith & Wesson Brands, Inc.	2,192	28,299
	Sonic Automotive, Inc., Class A	800	38,208
a	Sonos, Inc.	4,784	61,761
a	Sportsman’s Warehouse Holdings, Inc.	2,048	9,196
	Standard Motor Products, Inc.	1,008	33,889
	Steven Madden Ltd.	3,520	111,830
	Strategic Education, Inc.	1,040	78,260
a	Stride, Inc.	1,792	80,694
	Sturm Ruger & Co., Inc.	816	42,530
a	Target Hospitality Corp.	624	9,909
a	Tile Shop Holdings, Inc.	1,312	7,203
a	Torrid Holdings, Inc.	320	707
a	United Homes Group, Inc.	128	717
a	Universal Technical Institute, Inc.	1,232	10,324
	Upbound Group, Inc.	2,672	78,690
	Weyco Group, Inc.	272	6,895
	Winmark Corp.	144	53,731
	Winnebago Industries, Inc.	576	34,243
	Wolverine World Wide, Inc.	3,216	25,921

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Consumer Discretionary (continued)
a	XPEL, Inc.	880	$67,857

			4,511,638

	Consumer Staples 7.6%
a	BellRing Brands, Inc.	4,944	203,841
	Cal-Maine Foods, Inc.	1,280	61,978
a	Central Garden & Pet Co.	416	18,362
a	Central Garden & Pet Co., Class A	1,632	65,427
	Coca-Cola Consolidated, Inc.	233	148,263
	Edgewell Personal Care Co.	1,872	69,189
a	elf Beauty, Inc.	1,920	210,874
	Ingles Markets, Inc., Class A	704	53,032
	Inter Parfums, Inc.	912	122,518
	J & J Snack Foods Corp.	432	70,697
	John B Sanfilippo & Son, Inc.	400	39,520
	Lancaster Colony Corp.	800	132,024
	Medifast, Inc.	592	44,311
a	National Beverage Corp.	1,200	56,424
	Natural Grocers by Vitamin Cottage, Inc., Class C	437	5,642
a	Nature’s Sunshine Products, Inc.	272	4,507
	Nu Skin Enterprises, Inc., Class A	2,608	55,316
	Oil-Dri Corp. of America	112	6,916
	PriceSmart, Inc.	1,056	78,598
	SpartanNash Co.	1,712	37,664
a	Sprouts Farmers Market, Inc.	4,960	212,288
a	United Natural Foods, Inc.	2,176	30,769
	Universal Corp.	1,088	51,364
a	USANA Health Sciences, Inc.	544	31,884
	Vector Group Ltd.	6,560	69,798
	Village Super Market, Inc., Class A	464	10,505
	WD-40 Co.	672	136,577
	Weis Markets, Inc.	848	53,424

			2,081,712

	Energy 5.1%
	Ardmore Shipping Corp.	944	12,281
	Berry Corp.	1,520	12,464
	California Resources Corp.	3,040	170,270
	Chord Energy Corp.	1,664	269,685
	Civitas Resources, Inc.	1,552	125,510
	Comstock Resources, Inc.	2,992	33,002
	CONSOL Energy, Inc.	1,728	181,285
	Crescent Energy Co., Class A	1,216	15,370
	CVR Energy, Inc.	960	32,669
	Evolution Petroleum Corp.	736	5,034
	Granite Ridge Resources, Inc.	640	3,904
a	Gulfport Energy Corp.	208	24,681
	International Seaways, Inc.	784	35,280
	Magnolia Oil & Gas Corp., Class A	6,752	154,688
	Northern Oil & Gas, Inc.	1,552	62,437
	Peabody Energy Corp.	4,128	107,287
a	ProFrac Holding Corp., Class A	512	5,571
	Riley Exploration Permian, Inc.	208	6,612
	Scorpio Tankers, Inc.	1,040	56,285
	SFL Corp. Ltd.	4,736	52,806
a	SilverBow Resources, Inc.	608	21,748
	VAALCO Energy, Inc.	3,712	16,296

			1,405,165

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Financials 9.2%
	1st Source Corp.	704	$29,631
a	Ambac Financial Group, Inc.	992	11,964
	Arrow Financial Corp.	624	10,625
	Associated Banc-Corp.	6,272	107,314
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,328	28,154
	Bank of Marin Bancorp	304	5,557
b	Blackstone Mortgage Trust, Inc., Class A	7,568	164,604
	Brookline Bancorp, Inc.	3,232	29,444
	Cass Information Systems, Inc.	416	15,496
	Chemung Financial Corp.	96	3,803
	City Holding Co.	576	52,042
a	Consumer Portfolio Services, Inc.	320	2,902
	CVB Financial Corp.	4,896	81,127
	Donegal Group, Inc., Class A	656	9,351
a	Donnelley Financial Solutions, Inc.	1,024	57,631
	Dynex Capital, Inc.	1,728	20,632
	Eagle Bancorp, Inc.	640	13,728
	Enact Holdings, Inc.	1,232	33,547
a	Enova International, Inc.	624	31,743
	ESSA Bancorp, Inc.	176	2,642
	Essent Group Ltd.	4,288	202,780
	EVERTEC, Inc.	2,512	93,396
	Farmers & Merchants Bancorp, Inc.	272	4,768
	Farmers National Banc Corp.	1,328	15,352
	Financial Institutions, Inc.	560	9,425
	First Business Financial Services, Inc.	288	8,643
	First Foundation, Inc.	1,376	8,366
	First Merchants Corp.	2,224	61,872
	First of Long Island Corp.	1,024	11,786
	FirstCash Holdings, Inc.	736	73,880
	Flushing Financial Corp.	640	8,403
a	Genworth Financial, Inc., Class A	19,792	115,981
	German American Bancorp, Inc.	1,104	29,907
	Guaranty Bancshares, Inc.	368	10,558
	Home Bancorp, Inc.	144	4,589
	Home BancShares, Inc.	3,712	77,729
	Hope Bancorp, Inc.	4,272	37,807
a	International Money Express, Inc.	1,584	26,817
	Investors Title Co.	48	7,108
	Jackson Financial, Inc., Class A	3,216	122,916
	KKR Real Estate Finance Trust, Inc.	1,264	15,004
	Lakeland Bancorp, Inc.	2,640	33,317
	Macatawa Bank Corp.	928	8,315
	Mercury General Corp.	912	25,563
a	Mr Cooper Group, Inc.	2,464	131,972
	National Western Life Group, Inc., Class A	112	48,999
	NBT Bancorp, Inc.	1,872	59,324
a	NerdWallet, Inc., Class A	1,392	12,375
	Nexpoint Real Estate Finance, Inc.	272	4,450
a	NMI Holdings, Inc., Class A	1,984	53,747
	Northeast Community Bancorp, Inc.	336	4,959
	Northfield Bancorp, Inc.	1,856	17,539
	Northwest Bancshares, Inc.	5,232	53,523
	OceanFirst Financial Corp.	2,096	30,329
	PacWest Bancorp	2,512	19,870
	Parke Bancorp, Inc.	400	6,516
	Penns Woods Bancorp, Inc.	128	2,698
	Peoples Bancorp, Inc.	1,280	32,486
	Peoples Financial Services Corp.	272	10,907

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Financials (continued)
	Preferred Bank	272	$16,932
	Regional Management Corp.	208	5,757
	Selective Insurance Group, Inc.	1,184	122,153
	Silvercrest Asset Management Group, Inc., Class A	320	5,078
	Southern Missouri Bancorp, Inc.	336	13,000
	Summit Financial Group, Inc.	240	5,410
	Tompkins Financial Corp.	592	29,002
	TPG RE Finance Trust, Inc.	3,152	21,213
	TrustCo Bank Corp.	752	20,522
	Victory Capital Holdings, Inc., Class A	960	32,006
	West BanCorp, Inc.	688	11,221
a	World Acceptance Corp.	176	22,363

			2,520,570

	Health Care 8.5%
a	ACADIA Pharmaceuticals, Inc.	2,704	56,351
a	Alkermes PLC	6,080	170,301
a	AMN Healthcare Services, Inc.	2,080	177,174
a	Amphastar Pharmaceuticals, Inc.	736	33,849
a	Assertio Holdings, Inc.	1,168	2,990
a	AtriCure, Inc.	1,872	81,994
	Atrion Corp.	48	19,832
a	Axogen, Inc.	800	4,000
a	Catalyst Pharmaceuticals, Inc.	4,160	48,630
a	Community Health Systems, Inc.	5,904	17,122
	CONMED Corp.	1,216	122,634
a	Corcept Therapeutics, Inc.	3,856	105,057
a	CorVel Corp.	368	72,367
a	Cross Country Healthcare, Inc.	1,632	40,457
a	Eagle Pharmaceuticals, Inc.	464	7,317
	Embecta Corp.	2,672	40,214
a	Harmony Biosciences Holdings, Inc.	672	22,021
a	Harvard Bioscience, Inc.	848	3,646
a	Hims & Hers Health, Inc.	2,816	17,713
a	Inari Medical, Inc.	1,760	115,104
a	InfuSystem Holdings, Inc.	400	3,856
a	Inmode Ltd.	1,824	55,559
a	Innoviva, Inc.	3,152	40,945
a	Intercept Pharmaceuticals, Inc.	928	17,205
	iRadimed Corp.	352	15,618
a	Ironwood Pharmaceuticals, Inc.	6,144	59,167
a	Joint Corp.	656	5,897
a	Kiniksa Pharmaceuticals Ltd., Class A	688	11,951
	LeMaitre Vascular, Inc.	784	42,712
a	Merit Medical Systems, Inc.	2,208	152,396
a	MiMedx Group, Inc.	4,256	31,026
	National HealthCare Corp.	560	35,829
	National Research Corp.	704	31,237
a	Neogen Corp.	8,192	151,880
a	Nevro Corp.	1,040	19,989
a	NextGen Healthcare, Inc.	1,872	44,423
a	Organogenesis Holdings, Inc.	2,704	8,599
a	Orthofix Medical, Inc.	1,056	13,580
	Patterson Cos., Inc.	4,144	122,828
a	Pediatrix Medical Group, Inc.	4,240	53,890
	Phibro Animal Health Corp., Class A	976	12,464
a	Prestige Consumer Healthcare, Inc.	2,144	122,615
a	Quipt Home Medical Corp.	832	4,235
a	Semler Scientific, Inc.	128	3,247

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Health Care (continued)
	SIGA Technologies, Inc.	1,936	$10,164
a	Tactile Systems Technology, Inc.	880	12,364
a	Treace Medical Concepts, Inc.	1,520	19,927
a	UFP Technologies, Inc.	208	33,582
a	Vanda Pharmaceuticals, Inc.	2,304	9,953
a	Viemed Healthcare, Inc.	736	4,953
a,b	Zynex, Inc.	1,072	8,576

			2,319,440

	Industrials 23.7%
	ACCO Brands Corp.	4,000	22,960
	Alamo Group, Inc.	416	71,910
	Allient, Inc.	608	18,799
	Applied Industrial Technologies, Inc.	1,872	289,430
a	Atkore, Inc.	1,696	253,026
	Barnes Group, Inc.	1,376	46,743
	Barrett Business Services, Inc.	256	23,101
a	BlueLinx Holdings, Inc.	368	30,209
	Boise Cascade Co.	1,712	176,405
a	Bowman Consulting Group Ltd.	208	5,830
	Brink’s Co.	1,840	133,658
a	Casella Waste Systems, Inc., Class A	1,888	144,054
a	Cimpress PLC	784	54,888
	Comfort Systems USA, Inc.	1,392	237,211
	CompX International, Inc.	68	1,264
a	Concrete Pumping Holdings, Inc.	736	6,315
	Costamare, Inc.	2,176	20,933
	Covenant Logistics Group, Inc.	512	22,451
	CRA International, Inc.	272	27,407
	CSG Systems International, Inc.	1,424	72,795
	CSW Industrials, Inc.	592	103,742
a	Daseke, Inc.	1,616	8,290
	Deluxe Corp.	1,968	37,176
a	Distribution Solutions Group, Inc.	384	9,984
a	DXP Enterprises, Inc.	608	21,244
	Eagle Bulk Shipping, Inc.	512	21,519
	Encore Wire Corp.	672	122,613
	Ennis, Inc.	1,216	25,804
	ESCO Technologies, Inc.	832	86,894
	Exponent, Inc.	2,336	199,962
	Forward Air Corp.	1,216	83,588
a	Franklin Covey Co.	528	22,662
	Franklin Electric Co., Inc.	2,064	184,171
	FTAI Aviation Ltd.	2,048	72,806
a	GEO Group, Inc.	4,432	36,254
	Global Industrial Co.	672	22,512
a	GMS, Inc.	1,904	121,799
	Gorman-Rupp Co.	784	25,794
	H&E Equipment Services, Inc.	1,248	53,901
	Healthcare Services Group, Inc.	3,136	32,709
	Heartland Express, Inc.	2,192	32,200
	Heidrick & Struggles International, Inc.	1,088	27,222
a	Heritage-Crystal Clean, Inc.	880	39,908
	Hillenbrand, Inc.	2,672	113,052
	HNI Corp.	2,152	74,524
a	Hudson Technologies, Inc.	1,664	22,131
a	IBEX Holdings Ltd.	432	6,674
	ICF International, Inc.	832	100,514
a	IES Holdings, Inc.	176	11,593

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Industrials (continued)
	Insperity, Inc.	1,568	$153,037
	Kadant, Inc.	480	108,264
	Karat Packaging, Inc.	208	4,796
	Kelly Services, Inc., Class A	1,472	26,776
	Kforce, Inc.	1,040	62,046
	Korn Ferry	2,576	122,205
a	Legalzoom.com, Inc.	4,400	48,136
a	Liquidity Services, Inc.	1,040	18,325
	LSI Industries, Inc.	560	8,893
	Luxfer Holdings PLC	1,168	15,242
	Marten Transport Ltd.	2,576	50,773
a	Masterbrand, Inc.	2,592	31,493
	Matson, Inc.	1,552	137,693
	Matthews International Corp., Class A	1,072	41,712
	McGrath RentCorp	1,008	101,042
	Miller Industries, Inc.	432	16,939
	MillerKnoll, Inc.	3,104	75,893
a	Mistras Group, Inc.	432	2,354
	Moog, Inc., Class A	560	63,258
	Mueller Industries, Inc.	2,336	175,574
	Mueller Water Products, Inc., Class A	5,952	75,471
	National Presto Industries, Inc.	208	15,072
	NL Industries, Inc.	368	1,748
a	NV5 Global, Inc.	544	52,349
	Omega Flex, Inc.	176	13,856
a	PAM Transportation Services, Inc.	304	6,551
a	Performant Financial Corp.	1,696	3,833
a	PGT Innovations, Inc.	1,296	35,964
	Pitney Bowes, Inc.	5,584	16,864
	Preformed Line Products Co.	112	18,209
a	Radiant Logistics, Inc.	1,616	9,130
	Resources Connection, Inc.	1,760	26,242
	Rush Enterprises, Inc., Class A	2,520	102,892
	Rush Enterprises, Inc., Class B	432	19,565
	Safe Bulkers, Inc.	2,704	8,761
	Simpson Manufacturing Co., Inc.	1,888	282,841
	Standex International Corp.	512	74,593
	Steelcase, Inc., Class A	3,712	41,463
	Tennant Co.	896	66,438
a	Titan Machinery, Inc.	832	22,115
a	Transcat, Inc.	272	26,648
a	TriNet Group, Inc.	752	87,593
a	TrueBlue, Inc.	1,232	18,073
	UFP Industries, Inc.	2,528	258,867
	UniFirst Corp.	576	93,894
	Universal Logistics Holdings, Inc.	352	8,863
	Veritiv Corp.	576	97,286
	Wabash National Corp.	928	19,599
	Watts Water Technologies, Inc., Class A	1,312	226,740
	Werner Enterprises, Inc.	3,472	135,234

			6,511,836

	Information Technology 13.5%
	A10 Networks, Inc.	3,632	54,589
	American Software, Inc., Class A	1,280	14,669
a	Appfolio, Inc., Class A	816	149,026
a	Aviat Networks, Inc.	416	12,979
a	Avid Technology, Inc.	1,424	38,263
a	Axcelis Technologies, Inc.	704	114,787

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Information Technology (continued)
	Badger Meter, Inc.	1,312	$188,757
	Belden, Inc.	1,312	126,674
a	Blackbaud, Inc.	1,728	121,513
a	Box, Inc., Class A	3,200	77,472
a	Calix, Inc.	2,176	99,748
a	Cambium Networks Corp.	432	3,166
	Climb Global Solutions, Inc.	80	3,441
a	CommVault Systems, Inc.	2,176	147,119
a,b	CompoSecure, Inc.	304	1,961
a	Consensus Cloud Solutions, Inc.	784	19,741
a	CPI Card Group, Inc.	80	1,482
a	eGain Corp.	736	4,512
a	Enfusion, Inc., Class A	1,056	9,472
a	ePlus, Inc.	1,104	70,126
a	Extreme Networks, Inc.	5,568	134,801
	Hackett Group, Inc.	1,168	27,553
a	Harmonic, Inc.	3,264	31,432
	Immersion Corp.	608	4,019
	Information Services Group, Inc.	1,424	6,237
a	Insight Enterprises, Inc.	1,296	188,568
	InterDigital, Inc.	528	42,367
a	inTEST Corp.	240	3,641
	Kulicke & Soffa Industries, Inc.	2,496	121,380
	Napco Security Technologies, Inc.	1,376	30,616
a	NetScout Systems, Inc.	2,544	71,283
a	Novanta, Inc.	1,600	229,504
	NVE Corp.	128	10,514
a	OneSpan, Inc.	1,600	17,200
a	OSI Systems, Inc.	768	90,655
	PC Connection, Inc.	464	24,768
	Power Integrations, Inc.	2,416	184,365
	Progress Software Corp.	1,984	104,319
a	PROS Holdings, Inc.	880	30,466
a	Qualys, Inc.	1,872	285,574
a	Rambus, Inc.	3,440	191,918
	Richardson Electronics Ltd.	240	2,623
a	Rimini Street, Inc.	2,464	5,421
	Sapiens International Corp. NV	624	17,740
a	SPS Commerce, Inc.	1,680	286,625
a	Squarespace, Inc., Class A	1,664	48,206
	Vishay Intertechnology, Inc.	5,392	133,290
a	Vishay Precision Group, Inc.	464	15,581
a	Workiva, Inc.	1,008	102,151
a	Yext, Inc.	2,480	15,698

			3,718,012

	Materials 3.6%
	Alpha Metallurgical Resources, Inc.	256	66,491
	Arch Resources, Inc.	640	109,222
b	Caledonia Mining Corp. PLC	336	3,313
	Chase Corp.	160	20,357
	Commercial Metals Co.	4,592	226,891
a	Core Molding Technologies, Inc.	144	4,103
	Greif, Inc., Class A	1,200	80,172
	Greif, Inc., Class B	256	17,039
	Innospec, Inc.	912	93,206
	Kronos Worldwide, Inc.	848	6,572
	Myers Industries, Inc.	1,600	28,688
	Olympic Steel, Inc.	368	20,685

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Materials (continued)
	Ramaco Resources, Inc., Class A	864	$9,495
	Ramaco Resources, Inc., Class B	208	2,481
	Ryerson Holding Corp.	832	24,203
	Sensient Technologies Corp.	1,712	100,118
	SunCoke Energy, Inc.	3,152	31,993
	Sylvamo Corp.	1,168	51,322
	Tredegar Corp.	992	5,367
	Warrior Met Coal, Inc.	1,888	96,439

			998,157

	Real Estate 4.0%
	American Assets Trust, Inc.	1,920	37,344
	Broadstone Net Lease, Inc.	7,264	103,875
	CareTrust REIT, Inc.	4,624	94,792
	City Office REIT, Inc.	1,536	6,528
	Community Healthcare Trust, Inc.	1,008	29,938
	COPT Defense Properties	4,848	115,528
	[a] Forestar Group, Inc.	352	9,483
	Four Corners Property Trust, Inc.	3,312	73,493
	Hudson Pacific Properties, Inc.	2,992	19,897
	Innovative Industrial Properties, Inc.	560	42,370
	LTC Properties, Inc.	1,552	49,866
	LXP Industrial Trust	11,216	99,822
	Marcus & Millichap, Inc.	1,008	29,575
	Orion Office REIT, Inc.	1,200	6,252
	Piedmont Office Realty Trust, Inc., Class A	2,880	16,186
	PotlatchDeltic Corp.	3,184	144,522
	RE/MAX Holdings, Inc., Class A	912	11,801
	Retail Opportunity Investments Corp.	3,504	43,379
	RMR Group, Inc., Class A	704	17,262
	Tanger Factory Outlet Centers, Inc.	4,576	103,417
a	Transcontinental Realty Investors, Inc.	48	1,470
	Universal Health Realty Income Trust	304	12,291
	Whitestone REIT	2,032	19,568

			1,088,659

	Utilities 5.5%
	American States Water Co.	1,760	138,477
	Artesian Resources Corp., Class A	336	14,109
	Avista Corp.	3,200	103,584
	Brookfield Infrastructure Corp., Class A	4,240	149,842
	California Water Service Group	2,576	121,871
	Genie Energy Ltd., Class B	480	7,070
	Global Water Resources, Inc.	488	4,758
	MGE Energy, Inc.	1,520	104,135
	Northwest Natural Holding Co.	1,408	53,729
	Northwestern Energy Group, Inc.	2,400	115,344
	Otter Tail Corp.	1,584	120,257
	PNM Resources, Inc.	3,712	165,592
	SJW Group	1,232	74,055
	Southwest Gas Holdings, Inc.	2,880	173,981
	Spire, Inc.	1,760	99,581
	Unitil Corp.	656	28,018

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Utilities (continued)
	York Water Co.	608	$22,794

			1,497,197

	Total Common Stocks (Cost $27,397,932)		27,429,128

	Total Investments before Short-Term Investments (Cost $27,397,932)		27,429,128

	Short-Term Investments 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.5%
c,d	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$134,800	134,800

	Total Short-Term Investments (Cost $134,800)		134,800

	Total Investments (Cost $27,532,732) 100.4%		27,563,928

	Other Assets, less Liabilities (0.4)%		(113,130)

	Net Assets 100.0%		$27,450,798

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2023. See Note 1(d).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

See Abbreviations on page 108.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 13,022,633	$457,018,197	$21,576,766
Value – Unaffiliated issuers	$ 11,473,400	$452,775,805	$21,445,239
Foreign currency, at value (cost $40,855 and $1,509,971, respectively)	40,756	1,510,187	—
Receivables:
Dividends	63,898	1,650,758	56,482
European Union tax reclaims receivable (Note 1e)	—	249,327	—
Investment securities sold	28,164	—	—
Deposits with brokers for:
Futures contracts	2,770	83,682	2,240

Total assets	11,608,988	456,269,759	21,503,961

Liabilities:
Payables:
European Union tax reclaim contingent fees payable (Note 1e)	—	62,332	—
Management fees	1,838	33,826	1,072
Variation margin on futures contracts	1,410	10,074	90
Funds advanced by custodian	16,766	40,289	3,047
Deferred tax	32,665	—	—

Total liabilities	52,679	146,521	4,209

Net assets, at value	$ 11,556,309	$456,123,238	$21,499,752

Net assets consist of:
Paid-in capital	$ 43,918,309	$457,324,126	$22,033,888
Total distributable earnings (loss)	(32,362,000)	(1,200,888)	(534,136)

Net assets, at value	$ 11,556,309	$456,123,238	$21,499,752

Shares outstanding	500,000	16,300,000	650,000

Net asset value per share	$ 23.11	$27.98	$33.08

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$810,987,859	$277,084,090	$27,397,932
Cost – Non-controlled affiliates (Note 3c)	—	—	134,800
Value – Unaffiliated issuers+	$869,616,913	$274,165,911	$27,429,128
Value – Non-controlled affiliates (Note 3c)	—	—	134,800
Cash	1,310,137	479,015	4,333
Receivables:
Capital shares sold	4,304,438	—	—
Dividends	722,459	376,276	26,877
Investment securities sold	—	—	189,646
Deposits with brokers for:
Futures contracts	89,600	43,200	—

Total assets	876,043,547	275,064,402	27,784,784

Liabilities:
Payables:
Investment securities purchased	4,278,502	—	191,161
Management fees	109,152	68,785	8,025
Variation margin on futures contracts	4,811	3,299	—
Payable upon return of securities loaned	—	—	134,800

Total liabilities	4,392,465	72,084	333,986

Net assets, at value	$871,651,082	$274,992,318	$27,450,798

Net assets consist of:
Paid-in capital	$916,933,368	$276,141,516	$29,054,568
Total distributable earnings (loss)	(45,282,286)	(1,149,198)	(1,603,770)

Net assets, at value	$871,651,082	$274,992,318	$27,450,798

Shares outstanding	20,250,000	6,400,000	800,000

Net asset value per share	$ 43.04	$42.97	$34.31

+Includes securities loaned	—	—	131,806

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 402,241	$ 8,301,832	$275,732	$ 7,908,683
European Union tax reclaims (Note 1e)	—	249,327	—	—
Interest:
Unaffiliated issuers	—	5,610	327	8,602
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	702	20,454

Total investment income	402,241	8,556,769	276,761	7,937,739

Expenses:
Management fees (Note 3a)	11,396	170,839	6,956	666,036
Contingent fees for European Union tax reclaims (Note 1e)	—	62,332	—	—

Total expenses	11,396	233,171	6,956	666,036
Expenses waived/paid by affiliates (Note 3c)	—	(1)	(22)	(646)

Net expenses	11,396	233,170	6,934	665,390

Net investment income	390,845	8,323,599	269,827	7,272,349

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(20,156)	(4,038,294)	(90,293)	(609,128)
In-kind redemptions	—	6,848,821	165,492	14,819,393
Foreign currency transactions	(4,675)	(64,316)	1,091	—
Futures contracts	1,215	58,373	10,082	127,850

Net realized gain (loss)	(23,616)	2,804,584	86,372	14,338,115

Net change in unrealized appreciation (depreciation)on:
Investments:
Unaffiliated issuers	(289,217)	(16,786,556)	538,081	22,036,607
Translation of other assets and liabilities denominated in foreign currencies	(213)	(11,353)	(592)	—
Futures contracts	(3,444)	(89,122)	(5,845)	(129,655)
Change in deferred taxes on unrealized appreciation .	(19,045)	—	—	—

Net change in unrealized appreciation (depreciation)	(311,919)	(16,887,031)	531,644	21,906,952

Net realized and unrealized gain (loss)	(335,535)	(14,082,447)	618,016	36,245,067

Net increase (decrease) in net assets resulting from operations	$ 55,310	$ (5,758,848)	$887,843	$43,517,416

[a]Foreign taxes withheld on dividends	$ 54,638	$ 854,520	$ 140	$ 2,522

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 2,236,507	$ 224,374
Interest:
Unaffiliated issuers	2,613	106
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	224
Non-Controlled affiliates (Note 3c)	106	—

Total investment income	2,239,226	224,704

Expenses:
Management fees (Note 3a)	330,397	38,398

Total expenses	330,397	38,398
Expenses waived/paid by affiliates (Note 3c)	(169)	(21)

Net expenses	330,228	38,377

Net investment income	1,908,998	186,327

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,670,983)	(37,893)
In-kind redemptions	6,927,046	522,250
Futures contracts	105	786

Net realized gain (loss)	3,256,168	485,143

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(9,538,145)	(708,068)
Futures contracts	(20,647)	—

Net change in unrealized appreciation (depreciation)	(9,558,792)	(708,068)

Net realized and unrealized gain (loss)	(6,302,624)	(222,925)

Net increase (decrease) in net assets resulting from operations	$(4,393,626)	$ (36,598)

[a]Foreign taxes withheld on dividends	$280	$331

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Emerging Market Core Dividend Tilt Index ETF		Franklin International Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$ 390,845	$ 781,802	$ 8,323,599	$ 3,041,681
Net realized gain (loss)	(23,616)	(1,041,456)	2,804,584	(512,681)
Net change in unrealized appreciation (depreciation)	(311,919)	(1,864,591)	(16,887,031)	10,343,790

Net increase (decrease) in net assets resulting from operations	55,310	(2,124,245)	(5,758,848)	12,872,790

Distributions to shareholders (Note 1f)	(438,404)	(808,733)	(8,759,463)	(1,624,260)

Capital share transactions: (Note 2)	—	(2,127,127)	230,182,201	212,018,520

Net increase (decrease) in net assets	(383,094)	(5,060,105)	215,663,890	223,267,050
Net assets:
Beginning of period	11,939,403	16,999,508	240,459,348	17,192,298

End of period	$11,556,309	$11,939,403	$456,123,238	$240,459,348

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Dividend Tilt Index ETF		Franklin U.S. Large Cap Multifactor Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$ 269,827	$ 846,405	$ 7,272,349	$ 18,872,049
Net realized gain (loss)	86,372	(312,029)	14,338,115	(23,086,299)
Net change in unrealized appreciation (depreciation)	531,644	(5,195,037)	21,906,952	(54,043,236)

Net increase (decrease) in net assets resulting from operations	887,843	(4,660,661)	43,517,416	(58,257,486)

Distributions to shareholders (Note 1f)	(298,650)	(1,064,664)	(7,096,255)	(19,321,124)

Capital share transactions: (Note 2)	(3,308,244)	(906,573)	(25,188,991)	(28,739,866)

Net increase (decrease) in net assets	(2,719,051)	(6,631,898)	11,232,170	(106,318,476)
Net assets:
Beginning of period	24,218,803	30,850,701	860,418,912	966,737,388

End of period	$21,499,752	$24,218,803	$871,651,082	$860,418,912

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF		Franklin U.S. Small Cap Multifactor Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,908,998	$ 1,602,216	$ 186,327	$ 245,401
Net realized gain (loss)	3,256,168	2,382,285	485,143	(599,460)
Net change in unrealized appreciation (depreciation)	(9,558,792)	(833,649)	(708,068)	(440,618)

Net increase (decrease) in net assets resulting from operations	(4,393,626)	3,150,852	(36,598)	(794,677)

Distributions to shareholders (Note 1f)	(1,623,929)	(1,398,123)	(137,147)	(231,686)

Capital share transactions: (Note 2)	114,262,300	102,139,664	10,576,982	1,801,034

Net increase (decrease) in net assets	108,244,745	103,892,393	10,403,237	774,671
Net assets:
Beginning of period	166,747,573	62,855,180	17,047,561	16,272,890

End of period	$274,992,318	$166,747,573	$27,450,798	$17,047,561

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, six of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Income and Deferred Taxes (continued)

these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds, and the Funds previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds shareholders. During the fiscal year ended March 31, 2023, the Funds received EU reclaims in excess of the foreign taxes paid during the year. The Funds determined to enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected adjustments to estimated payments as other income in the Statement of Operations.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$2,776
Shares redeemed	—	—	(100,000)	(2,129,903)
Net increase (decrease)	—	$—	(100,000)	$(2,127,127)

	Franklin International Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	8,900,000	$259,337,276	7,800,000	$212,018,520
Shares redeemed	(1,000,000)	(29,155,075)	—	—
Net increase (decrease)	7,900,000	$230,182,201	7,800,000	$212,018,520

	Franklin U.S. Core Dividend Tilt Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	—	$—	700,000	$23,221,006
Shares redeemed	(100,000)	(3,308,244)	(800,000)	(24,127,579)
Net increase (decrease)	(100,000)	$(3,308,244)	(100,000)	$(906,573)

	Franklin U.S. Large Cap Multifactor Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	1,150,000	$49,893,661	6,300,000	$256,215,911
Shares redeemed	(1,700,000)	(75,082,652)	(7,050,000)	(284,955,777)
Net increase (decrease)	(550,000)	$(25,188,991)	(750,000)	$(28,739,866)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	3,600,000	$159,533,677	2,800,000	$116,565,797
Shares redeemed	(1,050,000)	(45,271,377)	(350,000)	(14,426,133)
Net increase (decrease)	2,550,000	$114,262,300	2,450,000	$102,139,664

	Franklin U.S. Small Cap Multifactor Index ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	350,000	$12,337,724	50,000	$1,801,034
Shares redeemed	(50,000)	(1,760,742)	—	—
Net increase (decrease)	300,000	$10,576,982	50,000	$1,801,034

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%
Franklin International Core Dividend Tilt Index ETF	0.09%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

During the period ended September 30, 2023, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$—	$—	$—	$—	$—	—	$(42)

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$341,874	$(341,874)	$—	$—	$—	—	$17

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$9,833,500	$(9,833,500)	$—	$—	$—	—	$151

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$130,050	$882,660	$(1,012,710)	$—	$—	$—	—	$106

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$396,966	$(262,166)	$—	$—	$134,800	134,800	$224

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2023, the shares of Franklin U.S. Large Cap Multifactor Index ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Large Cap Multifactor Index ETF
Franklin Moderate Allocation Fund	1,694,717	8.4%
Franklin Growth Allocation Fund	1,759,851	8.7%
Franklin 529 Portfolios	4,114,717	20.3%

	7,569,285	37.4%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$13,150,118	$ —	$ —	$ 11,323,282
Short term	17,514,104	—	529,041	107,361,467

Total capital loss carryforwards	$30,664,222	$ —	$529,041	$118,684,749

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 582,274	$1,272,971
Short term	1,342,610	883,324

Total capital loss carryforwards	$ 1,924,884	$2,156,295

At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of investments	$ 13,022,633	$457,018,197	$21,576,766	$810,987,859

Unrealized appreciation	$ 1,148,090	$ 16,808,920	$ 1,917,008	$ 93,685,543
Unrealized depreciation	(2,697,323)	(21,051,312)	(2,048,535)	(35,056,489)

Net unrealized appreciation (depreciation)	$ (1,549,233)	$ (4,242,392)	$ (131,527)	$ 58,629,054

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4. Income Taxes (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of investments	$277,084,090	$27,532,732

Unrealized appreciation	$ 12,504,285	$ 2,533,852
Unrealized depreciation	(15,422,464)	(2,502,656)

Net unrealized appreciation (depreciation)	$ (2,918,179)	$ 31,196

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Purchases	$2,956,548	$48,327,415	$2,130,956	$274,831,618
Sales	$3,054,158	$42,562,795	$2,151,522	$275,294,271

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Purchases	$30,896,019	$3,500,815
Sales	$30,478,274	$3,444,990

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of Securities Received	$ —	$251,727,623	$ —	$49,565,748
Value of Securities Delivered[a]	$804,277	$ 29,494,804	$3,295,369	$74,629,510

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of Securities Received	$158,702,397	$12,325,480
Value of Securities Delivered[a]	$ 45,209,462	$ 1,758,818

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

At September 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin U.S. Small Cap Multifactor Index ETF
Securities lending transactionsa:
Equity Investments[b]	$134,800

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Franklin Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts,

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6. Concentration of Risk (continued)

from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.

7. Other Derivative Information

At September 30, 2023, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Emerging Market Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,664	[a]

Franklin International Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$59,614	[a]

Franklin U.S. Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,138	[a]

Franklin U.S. Large Cap Multifactor Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$80,182	[a]

Franklin U.S. Mid Cap Multifactor Index ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$20,647	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Emerging Market Core Dividend Tilt Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,215	Futures contracts	$(3,444)

Franklin International Core Dividend Tilt Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$58,373	Futures contracts	$(89,122)

Franklin U.S. Core Dividend Tilt Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$10,082	Futures contracts	$(5,845)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin U.S. Large Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$127,850	Futures contracts	$(129,655)

Franklin U.S. Mid Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$105	Futures contracts	$(20,647)

Franklin U.S. Small Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$786	Futures contracts	$—

For the period ended September 30, 2023, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Futures contracts	$ 92,591	$2,065,645	$71,375	$992,800

	Franklin U.S. Mid Cap Multifactor Index ETF
Futures contracts	$360,128

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources

(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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8. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Emerging Market Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,468,804	$4,596	$	—[c]	$11,473,400

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,664	$—		$—	$1,664

Franklin International Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$452,775,805	$—		$—	$452,775,805

Liabilities:
Other Financial Instruments:
Futures Contracts	$59,614	$—		$—	$59,614

Franklin U.S. Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$21,445,239	$—	$	—[c]	$21,445,239

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,138	$—		$—	$2,138

Franklin U.S. Large Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$869,616,913	$—		$—	$869,616,913

Liabilities:
Other Financial Instruments:
Futures Contracts	$80,182	$—		$—	$80,182

Franklin U.S. Mid Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$274,165,911	$—		$—	$274,165,911

Liabilities:
Other Financial Instruments:
Futures Contracts	$20,647	$—		$—	$20,647

Franklin U.S. Small Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,429,128	$—		$—	$27,429,128
Short-Term Investments	134,800	—		—	134,800

Total Investments in Securities	$27,563,928	$—		$—	$27,563,928

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes financial instruments determined to have no value.

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9. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Emerging Market Core Dividend Tilt Index ETF

Franklin International Core Dividend Tilt Index ETF

Franklin U.S. Core Dividend Tilt Index ETF

Franklin U.S. Large Cap Multifactor Index ETF

Franklin U.S. Mid Cap Multifactor Index ETF

Franklin U.S. Small Cap Multifactor Index ETF

(each a Fund)

May 11, 2023 15(c) Meeting

At a meeting held on May 11, 2023 (May Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the May Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the May Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the May Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors (Factors).

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

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Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Core Dividend Tilt Index ETF - The Performance Universe for the Franklin Emerging Market Core Dividend Tilt Index ETF included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Core Dividend Tilt Index ETF included the Fund and all retail and institutional equity income funds and exchange-traded funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than 10 years. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2023, the Funds’ tracking errors were within the tolerance anticipated for the Funds. The Board considered that it had approved changes to each Fund’s name, ticker, underlying index, investment universe, investment goal, and investment strategies, effective August 1, 2022, to reposition each Fund as a dividend tilt/yield enhanced index-based ETF (Fund Repositioning). Based on the foregoing, the Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF - The Performance Universe for the Franklin U.S. Large Cap Multifactor Index ETF included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Small Cap Multifactor Index ETF included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Funds commenced operations on April 26, 2017, and thus have been in operation for less than ten years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes, but for the three- and five-year periods were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2023, the Funds’ tracking errors were within the tolerance anticipated for the Funds. The Board considered that it had approved a Fund Repositioning for each Fund, effective August 1, 2022. Based on the foregoing, the Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Franklin International Core Dividend Tilt Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF - The Performance Universe for the Franklin International Core Dividend Tilt Index ETF included the Fund and all retail and institutional international large-cap core funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Mid Cap Multifactor Index ETF included the Fund and all retail and institutional mid-cap growth funds and

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exchange-traded funds. The Franklin International Core Dividend Tilt Index ETF commenced operations on June 1, 2016, and the Franklin U.S. Mid Cap Multifactor Index ETF commenced operations on April 26, 2017, thus each Fund has been in operation for less than 10 years. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were above the medians and in the first quintile (best) of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2023, the Funds’ tracking errors were within the tolerance anticipated for each Fund. The Board considered that it had approved a Fund Repositioning for each Fund, effective August 1, 2022. The Board concluded that the Funds’ performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin International Core Dividend Tilt Index ETF - The Expense Group for the Franklin Emerging Market Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and three other emerging markets funds. The Expense Group for the

Franklin International Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and two international multi-cap growth funds, seven international equity income funds, and one international multi-cap value fund. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted the small size of the Franklin Emerging Market Core Dividend Tilt Index ETF’s Expense Group. The Board further noted that the Funds have a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of each Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board also considered the reduction in the Franklin Emerging Market Core Dividend Tilt Index ETF’s Management Rate from 0.45% to 0.19% and the reduction in the Franklin International Core Dividend Tilt Index ETF’s Management Rate from 0.40% to 0.09%, each of which became effective August 1, 2022. The Board concluded that the Management Rates charged to Funds are reasonable.

Franklin U.S. Core Dividend Tilt Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and nine other equity income funds. The Board noted that the Management Rate for the Fund was below the median and in the first quintile (least expensive) of its Expense Group, and the actual total expense ratio for the Fund was less than half of a basis point above the median of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board further considered the reduction in the Fund’s Management Rate from 0.45% to 0.06% that became effective August 1, 2022. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin U.S. Large Cap Multifactor Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, four other large-cap core funds, and two large-cap growth funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the

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SHAREHOLDER INFORMATION

actual total expense ratio for the Fund was below the median for its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin U.S. Small Cap Multifactor Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and 10 other small-cap core funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was less than one basis point above the median of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin U.S. Mid Cap Multifactor Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, five mid-cap core funds, and one mid-cap value fund. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and the actual total expense ratio was equal to the median of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2022, each Fund (except for the Franklin U.S. Large Cap Multifactor Index ETF) had net assets below $150 million. The Board also noted management’s representation that, while the Franklin U.S. Large Cap Multifactor Index ETF had net

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

assets of approximately $905 million as of December 31, 2022, none of the Funds experienced a profit for the fiscal year ended September 30, 2022. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

September 7, 2023 Board Meeting

At a meeting held on September 7, 2023 (September Meeting), the Board reviewed and approved, on behalf of each Fund, a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC (Sub-Adviser) for an initial two-year period (each a New Sub-Advisory Agreement).

The Board reviewed and considered all information provided by the Manager and Sub-Adviser at the September Meeting with respect to each New Sub-Advisory Agreement and noted its review and consideration of the information it received in connection with the May Meeting. In particular, the Board reviewed and considered the factors it deemed relevant in approving each New Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board also considered that management proposed that the Board approve each New Sub-Advisory Agreement in order to facilitate portfolio management team continuity in light of the planned relocation of a co-portfolio manager of each Fund. The Board reviewed and further considered the form of New Sub-Advisory Agreement and the terms of each New Sub-Advisory Agreement, which were discussed at the September Meeting. The Board also considered the information regarding the investment sub-advisory fee to be charged by the Sub-Adviser. The Board determined that the conclusions it made at the May Meeting regarding each Fund’s Factors had not changed. The Board noted counsel’s legal analysis and conclusion that Fund shareholders would not be required to approve the New Sub-Advisory Agreement.

The Board, including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of each Fund and its shareholders. The Board also determined that the terms of each New Sub-Advisory

Agreement are fair and reasonable. The Board noted that the Sub-Adviser is paid by the Manager out of the management fee it receives from each Fund and that the allocation of the fee between the Manager and Sub-Adviser reflects the services provided by each to the Fund. The Board concluded that the sub-advisory fee paid to the Sub-Adviser is reasonable.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board unanimously approved each New Sub-Advisory Agreement for an initial two-year period.

Liquidity Risk Management Program –

In-Kind ETFs

Franklin International Core Dividend Tilt Index ETF

Franklin U.S. Large Cap Multifactor Index ETF

Franklin U.S. Mid Cap Multifactor Index ETF

Franklin U.S. Small Cap Multifactor Index ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program –

Non-In-Kind ETFs

Franklin Emerging Market Core Dividend Tilt Index ETF Franklin U.S. Core Dividend Tilt Index ETF

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments”, and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2023 Franklin Templeton Investments. All rights reserved.		ETF S 11/23

Franklin Disruptive Commerce ETF	Franklin Investment Grade Corporate ETF

Franklin Dynamic Municipal Bond ETF	Franklin Municipal Green Bond ETF

Franklin Exponential Data ETF	Franklin Senior Loan ETF

Franklin Genomic Advancements ETF	Franklin Systematic Style Premia ETF

Franklin High Yield Corporate ETF	Franklin U.S. Core Bond ETF

Franklin Income Focus ETF	Franklin U.S. Low Volatility ETF

Franklin Intelligent Machines ETF	Franklin U.S. Treasury Bond ETF

Franklin International Aggregate Bond ETF	Franklin Ultra Short Bond ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Franklin Disruptive Commerce ETF

This semiannual report for Franklin Disruptive Commerce ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that we believe are substantially focused on, or that the investment manager believes will benefit from, electronic commerce, auctions, the sharing economy, electronic payment capabilities, drop shipping, direct marketing, significant decreases in transport and delivery costs and related activities or developments, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.04% based on market price and +2.00% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization,posted a +4.86% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets
Broadline Retail	22.6%
Hotels, Restaurants & Leisure	12.2%
Financial Services	11.6%
Trading Companies & Distributors	9.0%
Software	8.6%
Ground Transportation	8.5%
IT Services	6.0%
Consumer Staples Distribution & Retail	5.2%
Commercial Services & Supplies	3.8%
Interactive Media & Services	2.5%
Other	8.6%
Other Net Assets	1.4%

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 78.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
Amazon.com, Inc. Broadline Retail	9.4%
Shopify, Inc. Internet Services & Infrastructure	6.0%
Uber Technologies, Inc. Passenger Ground Transportation	5.9%
Costco Wholesale Corp. Consumer Staples Merchandise Retail	5.2%
WW Grainger, Inc. Trading Companies & Distributors	4.7%
DoorDash, Inc. Restaurants	4.4%
MercadoLibre, Inc. Broadline Retail	4.4%
Fastenal Co. Trading Companies & Distributors	4.3%
Booking Holdings, Inc. Hotels, Resorts & Cruise Lines	3.9%
Copart, Inc. Diversified Support Services	3.8%

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

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FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+2.00%	+2.04%	+2.00%	+2.04%
1-Year	+19.83%	+19.79%	+19.83%	+19.79%
3-Year	-41.81%	-41.87%	-16.52%	-16.54%
Since Inception (2/25/20)	-1.13%	-1.17%	-0.32%	-0.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,020.00	$2.53	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin Dynamic Municipal Bond ETF

This semiannual report for Franklin Dynamic Municipal Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities whose interest is free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable quality), including securities rated below investment grade and securities of issuers that are, or are about to be, involved in reorganizations, financial restructuring, or bankruptcy.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.18% based on market price and -2.01% based on net asset value (NAV). In comparison, the Bloomberg Municipal 1-15 Year Index, which is a subset of the Bloomberg Municipal Bond Index (a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more) posted a -3.25% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Investments

Industrial Development Revenue and Pollution Control	32.36%

Special Tax	20.15%

Health Care	14.01%

Education	8.02%

Transportation	5.75%

Housing	5.07%

Local	4.56%

Lease	2.59%

State	2.21%

Other	2.07%

Cash	1.78%

Utilities	1.30%

Refunded	0.13%

Thank you for your participation in Franklin Dynamic Municipal Bond ETF. We look forward to serving your future investment needs.

Ben Barber, CFA

Daniel Workman, CFA

Francisco Rivera

James Conn, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA institute.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 81.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	-2.01%	-2.18%	-2.01%	-2.18%
1-Year	+4.35%	+4.57%	+4.35%	+4.57%
3-Year	-2.67%	-2.60%	-0.90%	-0.88%
5-Year	+7.94%	+7.89%	+1.54%	+1.53%
Since Inception (8/31/17)	+7.01%	+6.99%	+1.12%	+1.12%

Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[8]
4.06%	4.23%	7.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

8	Semiannual Report	franklintempleton.com

FRANKLIN DYNAMIC MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.461108

Total Annual Operating Expenses9

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Unrated debt securities have less public information and independent credit analysis and they may be subject to a greater risk of illiquidity, price changes or default. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2022, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Taxable equivalent yield assumes the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	9

FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$979.90	$1.48	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

10	Semiannual Report	franklintempleton.com

Franklin Exponential Data ETF

This semiannual report for Franklin Exponential Data ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of exponential data. These companies include those that we believe are substantially focused on and/or are expected to substantially benefit from the use of large data sets and/or growth of data, including systems, services, hardware, software and other digital and physical infrastructure related to data products or services, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +6.65% based on market price and +6.52% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +4.86% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Software	44.9%

IT Services	18.7%

Interactive Media & Services	8.5%

Specialized REITs	7.2%

Capital Markets	6.6%

Communications Equipment	3.0%

Wireless Telecommunication Services	3.0%

Media	2.4%

Other	2.8%

Short-Term Investments & Other Net Assets	2.9%

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets

Microsoft Corp. Information Technology	8.4%

MongoDB, Inc. Information Technology	7.3%

Palo Alto Networks, Inc. Information Technology	5.0%

ServiceNow, Inc. Information Technology	5.0%

Alphabet, Inc., Class A Communication Services	4.9%

Datadog, Inc., Class A Information Technology	4.7%

Equinix, Inc. Real Estate	4.4%

Snowflake, Inc., Class A Information Technology	3.9%

Crowdstrike Holdings, Inc., Class A Information Technology	3.7%

Fair Isaac Corp. Information Technology	3.5%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 94.

franklintempleton.com	Semiannual Report	11

FRANKLIN EXPONENTIAL DATA ETF

Thank you for your participation in Franklin Exponential Data ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

12	Semiannual Report	franklintempleton.com

FRANKLIN EXPONENTIAL DATA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/14/21), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+6.52%	+6.65%	+6.52%	+6.65%
1-Year	+13.74%	+13.74%	+13.74%	+13.74%
Since Inception (1/12/21)	-28.16%	-99.98%	-11.47%	-95.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	13

FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in information technology-related industries, it carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

14	Semiannual Report	franklintempleton.com

FRANKLIN EXPONENTIAL DATA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,065.20	$2.48	$1,022.60	$2.43	0.48%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	15

Franklin Genomic Advancements ETF

This semiannual report for Franklin Genomic Advancements ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies include those that we believe are substantially focused on and/or are expected to substantially benefit from extending and enhancing the quality of human and other life (e.g. animals) through technological and scientific developments, improvements and advancements in such areas as genetic engineering, gene therapy, genome analysis and other uses, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -6.71% based on market price and -6.71% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +4.86% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Life Sciences Tools & Services	48.7%

Biotechnology	32.8%

Pharmaceuticals	6.3%

Chemicals	2.8%

Health Care Providers & Services	2.5%

Health Care Technology	2.1%

Other	2.0%

Other Net Assets	2.8%

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets

Thermo Fisher Scientific, Inc. Life Sciences Tools & Services	6.2%

Danaher Corp. Life Sciences Tools & Services	6.1%

Medpace Holdings, Inc. Life Sciences Tools & Services	5.5%

Repligen Corp. Life Sciences Tools & Services	5.1%

Vertex Pharmaceuticals, Inc. Biotechnology	4.2%

Regeneron Pharmaceuticals, Inc. Biotechnology	4.1%

Sartorius AG, 0.45% Life Sciences Tools & Services	3.2%

Krystal Biotech, Inc. Biotechnology	3.0%

Samsung Biologics Co. Ltd. Life Sciences Tools & Services	2.9%

Corteva, Inc. Chemicals	2.8%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 97.

16	Semiannual Report	franklintempleton.com

FRANKLIN GENOMIC ADVANCEMENTS ETF

Thank you for your participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

franklintempleton.com	Semiannual Report	17

FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-6.71%	-6.71%	-6.71%	-6.71%
1-Year	-4.45%	-4.45%	-4.45%	-4.45%
3-Year	-18.70%	-18.99%	-6.67%	-6.78%
Since Inception (2/25/20)	+13.86%	+13.78%	+3.67%	+3.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

18	Semiannual Report	franklintempleton.com

FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	19

FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$932.90	$2.42	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

20	Semiannual Report	franklintempleton.com

Franklin High Yield Corporate ETF

This semiannual report for Franklin High Yield Corporate ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund normally invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including bonds, notes, debentures, convertible securities, bank loans and corporate loans, and senior and subordinated debt securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.84 based on market price and +2.88% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index, which tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market, posted a +2.18% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Corporate Bonds & Notes	91.9%

Senior Floating Rate Interests	3.7%

Common Stocks	0.7%

Short-Term Investments & Other Net Assets	3.7%

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Energy	10.6%

Media & Entertainment	8.9%

Materials	7.8%

Financial Services	5.9%

Consumer Services	4.7%

Capital Goods	4.2%

Commercial & Professional Services	4.0%

Utilities	3.7%

Oil & Gas	3.6%

Automobiles & Components	3.3%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 100.

franklintempleton.com	Semiannual Report	21

FRANKLIN HIGH YIELD CORPORATE ETF

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets

Federal Home Loan Bank Discount Notes, 10/02/23	2.6%

Vistra Operations Co. LLC, 5.50%, 9/01/26 Utilities	1.3%

TransDigm, Inc., 6.25%, 3/15/26 Capital Goods	1.2%

Harbour Energy PLC, 5.50%, 10/15/26 Energy	1.0%

United Rentals North America, Inc., 5.50%, 5/15/27 Commercial Services	1.0%

Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29 Automobiles & Components	1.0%

Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28 Pipelines	0.9%

DaVita, Inc., 4.625%, 6/01/30 Health Care Equipment & Services	0.9%

Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26 Packaging & Containers	0.9%

Carnival Corp., 5.75%, 3/01/27 Consumer Services	0.9%

Thank you for your participation in Franklin High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

22	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+2.88%	+1.84%	+2.88%	+1.84%
1-Year	+11.59%	+12.04%	+11.59%	+12.04%
3-Year	+5.65%	+5.37%	+1.85%	+1.76%
Since Inception (5/30/18)	+23.53%	+23.49%	+4.04%	+4.03%

Distribution Rate[5]	30-Day Standardized Yield[6]
6.95%	7.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 24 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	23

FRANKLIN HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.784402

Total Annual Operating Expenses7

0.40%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Distributions are not guaranteed and are subject to change. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

24	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,028.80	$2.03	$1,023.00	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	25

Franklin Income Focus ETF

This inaugural semiannual report for Franklin Income Focus ETF (the “Fund”) covers the period since the Fund’s inception on June 6, 2023, through September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks high current income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities, “Income Focus” in the Fund’s name refers to the Fund’s strategy of seeking to maximize income over a full market cycle by investing opportunistically across different asset classes, markets and sectors and utilizing income generation strategies. The equity securities in which the Fund invests consist primarily of common stocks and convertible preferred securities. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter-term instruments.

Performance Overview

Since the Fund’s inception through September 30, 2023, the Fund posted cumulative total returns of -1.49% based on market price and -1.73% based on net asset value (NAV). In comparison, the Blended Benchmark, which consists of 50% Standard & Poor’s® 500 Index (S&P 500®) and 50% Bloomberg U.S Aggregate Index, posted a -1.38% total return.1 The S&P 500® posted a +0.59% total return and the Bloomberg U.S Aggregate Index posted a -3.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 28.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Corporate Bonds & Notes	52.5%

Equity-Linked Securities	20.5%

Common Stocks	19.2%

U.S. Government & Agency Securities	6.5%

Other Net Assets	1.3%

Top 10 Long Positions

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

U.S. Treasury Bonds, 3.625%, 5/15/2053, United States	3.1%

U.S. Treasury Notes, 3.375%, 5/15/2033, United States	2.4%

Chevron Corp., Oil, Gas & Consumable Fuels, United States	2.2%

Wells Fargo Bank NA, Other, United States	2.1%

GS Finance Corp., Other, United States	2.1%

Royal Bank of Canada, Other, Canada	2.0%

Royal Bank of Canada, Other, Canada	2.0%

JPMorgan Chase Financial Co. LLC, zero cpn., Other, United States	1.6%

UBS AG, Other, Switzerland	1.6%

Citigroup Global Markets Holdings, Inc., Other, United States	1.6%

1. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% S&P 500® Index + 50% Bloomberg U.S. Aggregate Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 109.

26	Semiannual Report	franklintempleton.com

FRANKLIN INCOME FOCUS ETF

Thank you for your continued participation in Franklin

Income Focus ETF. We look forward to serving your future

investment needs.

Edward D. Perks, CFA

Todd Brighton, CFA

Brendan Circle, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	27

FRANKLIN INCOME FOCUS ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/8/23), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/6/23)	-1.73%	-1.49%	-1.73%	-1.49%

Distribution Rate[5]	30-Day Standardized Yield[6]
6.69%	6.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

28	Semiannual Report	franklintempleton.com

FRANKLIN INCOME FOCUS ETF

PERFORMANCE SUMMARY

Distributions (6/6/23–9/30/23)

Net Investment Income
$0.325544

Total Annual Operating Expenses7

0.38%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investments in equity index-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risk considerations are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	29

FRANKLIN INCOME FOCUS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 6/6/23	Ending Account Value 9/30/23	Expenses Paid During Period 6/6/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 6/6/23–9/30/23[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$982.70	$1.19	$1,023.10	$1.92	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 116/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

30	Semiannual Report	franklintempleton.com

Franklin Intelligent Machines ETF

This semiannual report for Franklin Intelligent Machines ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, predominantly common stock, of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that we believe are substantially focused on and/or are expected to substantially benefit from the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.32 based on market price and +0.18% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +4.86% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 33.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets
Semiconductors & Semiconductor Equipment	35.9%
Software	25.3%
Health Care Equipment & Supplies	9.6%
Electronic Equipment, Instruments & Components	7.3%
Automobiles	5.5%
Computers & Peripherals	4.7%
Construction & Engineering	3.0%
Aerospace & Defense	2.8%
Other	3.0%
Other Net Assets	2.9%

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets
NVIDIA Corp. Semiconductors & Semiconductor Equipment	9.9%
Tesla, Inc. Automobiles	5.5%
Synopsys, Inc. Software	4.9%
Cadence Design Systems, Inc. Software	4.8%
Apple, Inc. Computers & Peripherals	4.7%
Intuitive Surgical, Inc. Health Care Equipment & Supplies	4.7%
ASML Holding NV Semiconductors & Semiconductor Equipment	4.2%
Applied Materials, Inc. Semiconductors & Semiconductor Equipment	2.8%
Axon Enterprise, Inc. Aerospace & Defense	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment	2.8%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 116.

franklintempleton.com	Semiannual Report	31

FRANKLIN INTELLIGENT MACHINES ETF

Thank you for your continued participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

32	Semiannual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.18%	+0.32%	+0.18%	+0.32%
1-Year	+30.81%	+31.10%	+30.81%	+31.10%
3-Year	+30.09%	+29.66%	+9.17%	+9.04%
Since Inception (2/25/20)	+77.29%	+77.21%	+17.26%	+17.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 34 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	33

FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in technology-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

34	Semiannual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,001.80	$2.50	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	35

Franklin International Aggregate Bond ETF

This semiannual report for Franklin International Aggregate Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Geographic Composition*

9/30/23

% of Total Net Assets

Europe	55.0%
Asia	14.6%
North America	7.1%
Latin America & Caribbean	3.8%
Australia & New Zealand	3.1%
Supranationals	2.5%
Middle East & Africa	1.1%
Short-Term Investments & Other Net Assets	12.8%

*Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -1.32% based on market price and -1.02% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg Global Aggregate Bond ex-USD Index (100% Hedged to USD), which measures global investment-grade debt from 24 local currency markets, posted a -0.05% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Foreign Government and Agency Securities	81.6%
Corporate Bonds & Notes	5.6%
Short-Term Investments & Other Net Assets	12.8%

Thank you for your participation in Franklin International Aggregate Bond ETF. We look forward to serving your future investment needs.

John W. Beck

Co-Lead Portfolio Manager

Sonal Desai, Ph.D.

Co-Lead Portfolio Manager

David Zahn, CFA

Patrick Klein, Ph.D.

Portfolio Management Team

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 119.

36	Semiannual Report	franklintempleton.com

FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-1.02%	-1.32%	-1.02%	-1.32%
1-Year	+0.35%	+0.39%	+0.35%	+0.39%
3-Year	-7.75%	-7.50%	-2.65%	-2.56%
5-Year	-0.21%	+0.39%	-0.04%	+0.08%
Since Inception (5/30/18)	-2.12%	-2.06%	-0.40%	-0.39%

Distribution Rate[5]	30-Day Standardized Yield[6]
13.87%	3.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	37

FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses7

0.25%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

38	Semiannual Report	franklintempleton.com

FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$989.80	$1.24	$1,023.75	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	39

Franklin Investment Grade Corporate ETF

This semiannual report for Franklin Investment Grade Corporate ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -3.63% based on market price and -3.30% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Corporate Investment Grade Index, which measures the performance of the investment grade, fixed-rate, taxable corporate bond market, posted a -3.37% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Banks	21.6%
Electric Utilities	6.9%
Electric	4.9%
Financial Services	4.7%
Health Care Providers & Services	4.0%
Biotechnology	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.0%
Agriculture	2.9%

Top 10 Holdings

9/30/23

Issue/Issuer	% of Total Net Assets
Verizon Communications, Inc., 3.40%, 3/22/41	1.6%
Bank of America Corp., 5.202% to 4/25/28, FRN thereafter, 4/25/29	1.5%
Goldman Sachs Group, Inc., 2.64% to 2/24/27, FRN thereafter, 2/24/28	1.4%
U.S. Treasury Notes, 4.375%, 8/31/28	1.4%
Amgen, Inc., 5.60%, 3/02/43	1.3%
Wells Fargo & Co., 4.808% to 7/25/27, FRN thereafter, 7/25/28	1.3%
Vistra Operations Co. LLC, 3.55%, 7/15/24	1.3%
T-Mobile USA, Inc., 2.875%, 2/15/31	1.3%
BPCE SA, 5.70%, 10/22/23	1.2%
Elevance Health, Inc., 4.10%, 5/15/32	1.2%

Effective March 2023, Josh Lohmeier was added as a portfolio manager.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 124.

40	Semiannual Report	franklintempleton.com

FRANKLIN INVESTMENT GRADE CORPORATE ETF

Thank you for your participation in Franklin Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Josh Lohmeier, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	41

FRANKLIN INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-3.30%	-3.63%	-3.30%	-3.63%
1-Year	+3.16%	+3.05%	+3.16%	+3.05%
3-Year	-15.32%	-15.39%	-5.39%	-5.42%
5-Year	+2.80%	+2.67%	+0.55%	+0.53%
Since Inception (10/3/16)	+3.45%	+3.28%	+0.49%	+0.46%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.64%	5.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

42	Semiannual Report	franklintempleton.com

FRANKLIN INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.434617

Total Annual Operating Expenses7

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Distributions are not guaranteed and are subject to change. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	43

FRANKLIN INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$967.00	$1.72	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

44	Semiannual Report	franklintempleton.com

Franklin Municipal Green Bond ETF

This semiannual report for Franklin Municipal Green Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal income taxes, including the federal alternative minimum tax, to the extent consistent with prudent investing and the preservation of shareholders’ capital, by normally investing at least 80% of its net assets in municipal securities whose interest is free from such taxes.1 In addition, the Fund invests at least 80% of its net assets in municipal green bonds. Municipal “green bonds” are bonds that promote environmental sustainability. The Fund buys predominately municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.12% based on market price and -4.17% based on net asset value (NAV). In comparison, the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more, posted a -4.05% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 46.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Investments

Utilities	18.04%

Industrial Development Revenue and Pollution Control	12.97%

Transportation	11.28%

Lease	10.47%

Special Tax	9.41%

Local	8.71%

Education	7.68%

Housing	7.15%

Cash	5.02%

Other	4.78%

Health Care	4.20%

Refunded	0.14%

State	0.14%

Thank you for your participation in Franklin Municipal Green Bond ETF. We look forward to serving your future investment needs.

Ben Barber, CFA

Daniel Workman, CFA

Francisco Rivera

James Conn, CFA

Portfolio Management Team

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 131.

franklintempleton.com	Semiannual Report	45

FRANKLIN MUNICIPAL GREEN BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	-4.17%	-4.12%	-4.17%	-4.12%
1-Year	+3.79%	+3.98%	+3.79%	+3.98%
3-Year	-9.96%	-9.99%	-3.44%	-3.45%
5-Year	+5.59%	+5.54%	+1.09%	+1.08%
Since Inception (8/31/17)	+4.03%	+4.07%	+0.65%	+0.66%

Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[8]
4.02%	3.99%	6.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 47 for Performance Summary footnotes.

46	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL GREEN BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.431455

Total Annual Operating Expenses9

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Green bonds may not result in direct environmental benefits, and the issuer may not use proceeds as intended or to appropriate new or additional projects. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2022, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Taxable equivalent yield assumes the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$958.30	$1.47	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

48	Semiannual Report	franklintempleton.com

Franklin Senior Loan ETF

This semiannual report for Franklin Senior Loan ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. The Fund normally invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans. Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.51% based on market price and +6.07% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Index, which reflects the performance of the largest facilities in the leveraged loan market, posted a +6.53% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 51.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Senior Floating Rate Interests	86.1%

Corporate Bonds & Notes	5.1%

Asset-Backed Securities	0.8%

Short-Term Investments & Other Net Assets	8.0%

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Software	12.6%

Commercial Services & Supplies	7.3%

Media	6.6%

Health Care Providers & Services	5.6%

Chemicals	4.9%

Insurance	3.8%

Airlines	3.7%

Pharmaceuticals	2.9%

Packaging & Containers	2.6%

Auto Parts & Equipment	2.5%

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets

Federal Home Loan Bank Discount Notes, 10/2/2023	8.2%

Verscend Holding Corp., 9.431%, 8/27/2025 IT Services	1.5%

Greeneden U.S. Holdings II LLC, 9.431%, 12/1/2027 Technology Hardware, Storage & Peripherals	1.5%

Navicure, Inc., 9.431%, 10/22/2026 Software	1.3%

Peraton Corp., 9.166%, 2/1/2028 Aerospace & Defense	1.2%

Charter NEX U.S., Inc., 9.181%, 12/1/2027 Containers & Packaging	1.2%

DCert Buyer, Inc., 9.316%, 10/16/2026 Software	1.1%

Amentum Government Services Holdings LLC, 9.331%, 2/15/2029 Commercial Services & Supplies	1.1%

Gainwell Acquisition Corp., 9.49%, 10/1/2027 Health Care Providers & Services	1.1%

Athenahealth Group, Inc., 8.568%, 2/15/2029 Software	1.0%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 138.

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FRANKLIN SENIOR LOAN ETF

Thank you for your participation in Franklin Senior Loan ETF.

We look forward to serving your future investment needs.

Reema Agarwal, CFA

Co-Lead Portfolio Manager

Justin Ma, CFA

Co-Lead Portfolio Manager

Margaret Chiu, CFA

Portfolio Manager

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FRANKLIN SENIOR LOAN ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+6.07%	+5.51%	+6.07%	+5.51%
1-Year	+13.37%	+13.47%	+13.37%	+13.47%
3-Year	+16.57%	+15.81%	+5.24%	+5.02%
5-Year	+20.82%	+19.99%	+3.86%	+3.71%
Since Inception (5/30/18)	+23.08%	+22.52%	+3.97%	+3.88%

Distribution Rate[5]	30-Day Standardized Yield[6]
9.36%	9.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 52 for Performance Summary footnotes.

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FRANKLIN SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$1.077485

Total Annual Operating Expenses7

0.45%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

52	Semiannual Report	franklintempleton.com

FRANKLIN SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,060.70	$2.32	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin Systematic Style Premia ETF

This semiannual report for Franklin Systematic Style Premia ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return. The Fund seeks to achieve its investment goal by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.88% based on market price and +5.22% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +2.50% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 56.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

Common Stocks	53.7%

Short-Term Investments & Other Net Assets	46.3%

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Software	6.0%

Biotechnology	4.1%

Financial Services	3.7%

Oil, Gas & Consumable Fuels	3.4%

Insurance	2.4%

Interactive Media & Services	2.0%

Consumer Staples Distribution & Retail	1.9%

Banks	1.8%

Capital Markets	1.6%

Hotels, Restaurants & Leisure	1.4%

Top 10 Long Positions

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

State Street Institutional U.S. Government Money Market Fund, 5.3%, 12/31/2030,	14.7%
Money Market Funds, United States

Meta Platforms, Inc., Class A, Interactive Media & Services, United States	1.2%

Berkshire Hathaway, Inc., Class B, Financial Services, United States	1.1%

Microsoft Corp., Software, United States	1.0%

Visa, Inc., Class A, Financial Services, United States	1.0%

Mastercard, Inc., Class A, Financial Services, United States	1.0%

AbbVie, Inc., Biotechnology, United States	1.0%

Walmart, Inc., Consumer Staples Distribution & Retail, United States	0.9%

Amgen, Inc., Biotechnology, United States	0.9%

Cisco Systems, Inc., Communications Equipment, United States	0.9%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 147.

54	Semiannual Report	franklintempleton.com

FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Top 10 Short Holdings

9/30/23

Company Sector/Industry, Country	% of Total Value of Underlying Entity

UnitedHealth Group, Inc. Health Care Equipment & Services, United States	1.5%

AstraZeneca PLC Pharmaceuticals, Biotechnology & Life Sciences, United Kingdom	1.5%

Progressive Corp. Insurance, United States	1.5%

Keyence Corp. Technology Hardware & Equipment, Japan	1.5%

Honeywell International, Inc Capital Goods, United States	1.4%

Commonwealth Bank of Australia Banks, Australia	1.4%

The Walt Disney Co. Media & Entertainment, United States	1.4%

Micron Technology, Inc. Semiconductors & Semiconductor Equipment, United States	1.4%

Medtronic PLC Health Care Equipment & Services, United States	1.4%

Johnson & Johnson Pharmaceuticals, Biotechnology & Life Sciences, United States	1.4%

Effective September 2023, Christopher W. Floyd was added as a portfolio manager.

Thank you for your participation in Franklin Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Lead Portfolio Manager

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Christopher W. Floyd, CFA

Portfolio Management Team

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+5.22%	+5.88%	+5.22%	+5.88%
1-Year	+7.30%	+7.36%	+7.30%	+7.36%
3-Year	+12.81%	+11.54%	+4.10%	+3.71%
Since Inception (12/18/19)	+1.06%	+0.77%	+0.28%	+0.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 57 for Performance Summary footnotes.

56	Semiannual Report	franklintempleton.com

FRANKLIN SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.65%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund is actively managed and could experience losses if the manager’s judgement about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated, and the historical patterns upon which the models are based may weaken or disappear. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Currency management strategies could result in losses to the Fund if currencies do not perform as expected. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,052.20	$3.33	$1,021.75	$3.29	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

58	Semiannual Report	franklintempleton.com

Franklin U.S. Core Bond ETF

This semiannual report for Franklin U.S. Core Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.07% based on market price and -4.02% based on net asset value (NAV). In comparison, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -4.05% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

U.S. Government & Agency Securities	46.0%

Corporate Bonds & Notes	28.6%

Mortgage-Backed Securities	18.2%

Asset-Backed Securities	2.4%

Municipal Bonds	2.0%

Foreign Government and Agency Securities	1.0%

Short-Term Investments & Other Net Assets	1.8%

Top 10 Holdings

9/30/23

% of Total Net Assets

U.S. Treasury Notes, 3.25%, 6/30/27	6.3%

U.S. Treasury Notes, 1.25%, 12/31/26	4.6%

U.S. Treasury Notes, 0.375%, 11/30/25	3.8%

U.S. Treasury Notes, 2.125%, 3/31/24	3.7%

U.S. Treasury Notes, 0.375%, 1/31/26	3.1%

U.S. Treasury Notes, 2.125%, 2/29/24	2.7%

U.S. Treasury Bonds, 1.375%, 8/15/50	1.6%

U.S. Treasury Notes, 0.875%, 6/30/26	1.4%

U.S. Treasury Notes, 4.00%, 10/31/29	1.4%

U.S. Treasury Bonds, 2.00%, 11/15/41	1.3%

Thank you for your participation in Franklin U.S. Core Bond ETF. We look forward to serving your future investment needs.

Patrick Klein, Ph D.

Tina Chou

Joshua Lohmeier, CFA

Portfolio Management Team

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 163.

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FRANKLIN U.S. CORE BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-4.02%	-4.07%	-4.02%	-4.07%
1-Year	+0.74%	+0.69%	+0.74%	+0.69%
3-Year	-14.97%	-15.08%	-5.26%	-5.30%
Since Inception (9/17/19)	-8.44%	-8.49%	-2.16%	-2.18%

Distribution Rate[5]	30-Day Standardized Yield[6]
3.85%	4.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.357382

Total Annual Operating Expenses7

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$959.80	$0.73	$1,024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

62	Semiannual Report	franklintempleton.com

Franklin U.S. Low Volatility ETF

This semiannual report for Franklin U.S. Low Volatility ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments, and primarily equity securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.45% based on market price and +1.36% based on net asset value (NAV). In comparison, the Russell 1000® Index, which measures the performance of the approximately 1,000 largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization, posted a +5.16% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Information Technology	25.8%

Financials	13.2%

Health Care	13.0%

Consumer Discretionary	10.9%

Industrials	9.3%

Communication Services	8.4%

Consumer Staples	6.2%

Energy	4.7%

Real Estate	2.8%

Materials	2.6%

Top 10 Holdings

9/30/23

Company Sector/Industry	% of Total Net Assets

Synopsys, Inc. Information Technology	1.7%

Vontier Corp. Information Technology	1.7%

Keysight Technologies, Inc. Information Technology	1.6%

Amphenol Corp., Class A Information Technology	1.6%

Intuit, Inc. Information Technology	1.6%

Cisco Systems, Inc. Information Technology	1.6%

Analog Devices, Inc. Information Technology	1.6%

Microsoft Corp. Information Technology	1.6%

Adobe, Inc. Information Technology	1.6%

Texas Instruments, Inc. Information Technology	1.6%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 173.

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FRANKLIN U.S. LOW VOLATILITY ETF

Thank you for your participation in Franklin U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

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FRANKLIN U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.36%	+1.45%	+1.36%	+1.45%
1-Year	+16.07%	+16.07%	+16.07%	+16.07%
3-Year	+28.23%	+27.99%	+8.64%	+8.57%
5-Year	+56.77%	+56.90%	+9.41%	+9.43%
Since Inception (9/20/16)	+113.11%	+113.15%	+11.37%	+11.37%

Distribution Rate[5]	30-Day Standardized Yield[6]
2.02%	1.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.383918

Total Annual Operating Expenses7

0.29%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

66	Semiannual Report	franklintempleton.com

FRANKLIN U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,013.60	$1.46	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin U.S. Treasury Bond ETF

This semiannual report for Franklin U.S. Treasury Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills, notes and Treasury Inflation-Protected Securities (TIPS), and investments that provide exposure to direct obligations of the U.S. Treasury.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.16% based on market price and -4.21% based on net asset value (NAV). In comparison, the Bloomberg U.S. Treasury Index, which measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. with at least one year until final maturity, posted a -4.40% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 69.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets

U.S. Government & Agency Securities	99.2%

Short-Term Investments & Other Net Assets	0.9%

Top 10 Holdings

9/30/23

% of Total Net Assets

U.S. Treasury Notes, 0.25%, 7/31/25	9.0%

U.S. Treasury Notes, 1.50%, 9/30/24	8.7%

U.S. Treasury Notes, 0.75%, 5/31/26	7.3%

U.S. Treasury Bonds, 1.875%, 11/15/51	5.4%

U.S. Treasury Bonds, 3.125%, 11/15/41	3.8%

U.S. Treasury Notes, 0.50%, 6/30/27	3.7%

U.S. Treasury Bonds, 3.00%, 5/15/42	3.3%

U.S. Treasury Notes, 0.375%, 1/31/26	3.1%

U.S. Treasury Notes, 1.50%, 11/30/24	3.0%

U.S. Treasury Notes, 0.375%, 9/30/27	3.0%

Thank you for your participation in Franklin U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 177.

68	Semiannual Report	franklintempleton.com

FRANKLIN U.S. TREASURY BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-4.21%	-4.16%	-4.21%	-4.16%
1-Year	-0.83%	-0.78%	-0.83%	-0.78%
Since Inception (6/9/20)	-14.06%	-14.02%	-4.47%	-4.46%

Distribution Rate[5]	30-Day Standardized Yield[6]
3.93%	4.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 70 for Performance Summary footnotes.

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FRANKLIN U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.367754

Total Annual Operating Expenses7

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

70	Semiannual Report	franklintempleton.com

FRANKLIN U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$957.90	$0.44	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin Ultra Short Bond ETF

This semiannual report for Franklin Ultra Short Bond ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. The Fund targets an estimated average portfolio duration of one year or less.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.92% based on market price and +3.09% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +2.50% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 74.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	32.3%

Telecommunications	10.2%

Insurance	8.1%

Financial Services	8.0%

Healthcare-Products	4.0%

Miscellaneous Manufacturing	4.0%

Pipelines	2.0%

Retail	2.0%

Electric Utilities	2.0%

Top 10 Holdings

9/30/23

Issue/Issuer	% of Total Net Assets

Verizon Communications, Inc., 6.726%, 5/15/25	6.1%

Westpac Banking Corp., 6.436%, 2/26/24	6.1%

Bank of America Corp., 6.022%, 4/22/25	6.1%

Goldman Sachs Group, Inc., 6.796%, 5/15/26	4.1%

AT&T, Inc., 6.852%, 6/12/24	4.1%

Citibank Credit Card Issuance Trust, 6.058%, 4/22/26	4.1%

Discover Card Execution Note Trust, 6.047%, 12/15/26	4.0%

Pacific Life Global Funding II, 6.145%, 3/30/25	4.0%

Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	4.0%

Brighthouse Financial Global Funding, secured note, 1.20%, 12/15/23	4.0%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 180.

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FRANKLIN ULTRA SHORT BOND ETF

Thank you for your participation in Franklin Ultra Short Bond ETF. We look forward to serving your future investment needs.

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng, CFA

Portfolio Management Team

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FRANKLIN ULTRA SHORT BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+3.09%	+2.92%	+3.09%	+2.92%
1-Year	+5.23%	+5.15%	+5.23%	+5.15%
Since Inception (7/14/20)	+5.27%	+5.23%	+1.61%	+1.60%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.98%	5.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 75 for Performance Summary footnotes.

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FRANKLIN ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.588365

Total Annual Operating Expenses7

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN ULTRA SHORT BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,030.90	$0.20	$1,024.80	$0.20	0.04%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.05	$30.97	$49.21	$21.32	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	0.02	(0.19)	(0.21)	(0.01)

Net realized and unrealized gains (losses)	0.49	(6.94)	(17.73)	28.10	(3.67)

Total from investment operations	0.48	(6.92)	(17.92)	27.89	(3.68)

Net realized gains	—	—	(0.32)	—	—

Net asset value, end of period	$24.53	$24.05	$30.97	$49.21	$21.32

Total return[d]	2.00%	(22.34)%	(36.59)%	130.82%	(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.50%	0.62%	0.87%	12.59%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.05)%	0.07%	(0.40)%	(0.44)%	(0.32)%

Supplemental data

Net assets, end of period (000’s)	$9,813	$9,619	$18,584	$41,827	$2,132

Portfolio turnover rate[f]	8.83%[g]	47.01%[g]	89.85%[g]	45.81%[g]	0.94%[g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.83%	47.01%	89.79%	45.81%	0.94%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Disruptive Commerce ETF

		Country	Shares	Value

	Common Stocks 98.6%
	Air Freight & Logistics 0.8%
	United Parcel Service, Inc., Class B	United States	483	$75,285

	Broadline Retail 22.6%
a,b	Alibaba Group Holding Ltd., Class A	China	11,206	122,478
a	Amazon.com, Inc.	United States	7,218	917,552
	eBay, Inc.	United States	2,003	88,312
a	Etsy, Inc.	United States	1,814	117,148
a	Global-e Online Ltd.	Israel	4,283	170,206
b	JD.com, Inc., ADR	China	1,151	33,529
a	MercadoLibre, Inc.	Brazil	337	427,276
	Naspers Ltd., Class N	South Africa	584	93,789
a,b	PDD Holdings, Inc., ADR	China	1,568	153,774
	Prosus NV	Netherlands	3,153	93,204

				2,217,268

	Commercial Services & Supplies 3.8%
a	Copart, Inc.	United States	8,598	370,488

	Consumer Staples Distribution & Retail 5.2%
	Costco Wholesale Corp.	United States	910	514,114

	Containers & Packaging 1.4%
	Graphic Packaging Holding Co.	United States	1,224	27,270
	Packaging Corp. of America	United States	705	108,253

				135,523

	Entertainment 1.6%
a	Netflix, Inc.	United States	332	125,363
a	ROBLOX Corp., Class A	United States	912	26,412

				151,775

	Financial Services 11.6%
a	Adyen NV, ADR	Netherlands	14,291	105,753
a	Block, Inc.	United States	891	39,436
a	Dlocal Ltd.	Uruguay	1,925	36,902
a	Flywire Corp.	United States	2,363	75,356
	Jack Henry & Associates, Inc.	United States	528	79,802
	Mastercard, Inc., Class A	United States	933	369,384
a	PayPal Holdings, Inc.	United States	478	27,944
a	Toast, Inc., Class A	United States	3,588	67,203
	Visa, Inc., Class A	United States	1,452	333,975

				1,135,755

	Food Products 0.7%
a	Freshpet, Inc.	United States	1,028	67,725

	Ground Transportation 8.5%
	Old Dominion Freight Line, Inc.	United States	370	151,382
a	Uber Technologies, Inc.	United States	12,605	579,704
a	XPO, Inc.	United States	1,404	104,822

				835,908

	Hotels, Restaurants & Leisure 12.2%
a	Airbnb, Inc., Class A	United States	1,795	246,292
a	Booking Holdings, Inc.	United States	124	382,410
a	DoorDash, Inc., Class A	United States	5,473	434,939
a	Expedia Group, Inc.	United States	420	43,289
a	MakeMyTrip Ltd.	India	1,888	76,502
a,b,c	Meituan, Class B	China	985	14,413

				1,197,845

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Industrial REITs 1.8%
	Prologis, Inc.	United States	1,607	$180,321

	Interactive Media & Services 2.5%
a	Alphabet, Inc., Class A	United States	755	98,799
a	Meta Platforms, Inc., Class A	United States	344	103,272
b	Tencent Holdings Ltd.	China	1,215	47,503

				249,574

	IT Services 6.0%
a	Shopify, Inc., Class A	Canada	10,809	589,847

	Media 1.0%
a	Trade Desk, Inc., Class A	United States	1,254	98,000

	Professional Services 0.5%
	TransUnion	United States	654	46,951

	Real Estate Management & Development 0.7%
a	CoStar Group, Inc.	United States	929	71,431

	Software 8.6%
a	Autodesk, Inc.	United States	467	96,627
a	Bill Holdings, Inc.	United States	885	96,084
a	Descartes Systems Group, Inc.	Canada	2,799	205,391
a	Manhattan Associates, Inc.	United States	1,520	300,443
a	Sprout Social, Inc., Class A	United States	365	18,206
a	SPS Commerce, Inc.	United States	500	85,305
a	Unity Software, Inc.	United States	1,392	43,695

				845,751

	Specialty Retail 0.1%
	ZOZO, Inc.	Japan	512	9,410

	Trading Companies & Distributors 9.0%
	Fastenal Co.	United States	7,699	420,674
	WW Grainger, Inc.	United States	667	461,457

				882,131

	Total Common Stocks (Cost $10,214,671)			9,675,102

	Total Investments (Cost $10,214,671) 98.6%			9,675,102

	Other Assets, less Liabilities 1.4%			137,719

	Net Assets 100.0%			$9,812,821

aNon-income producing.

bVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At September 30, 2023, the aggregate value of these securities was $371,697, representing 3.8% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $14,413, representing 0.1% of net assets.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Dynamic Municipal Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.88	$24.81	$26.32	$24.72	$24.97	$24.40

Income from investment operations[a]:

Net investment income[b]	0.45	0.74	0.61	0.59	0.58	0.63

Net realized and unrealized gains (losses)	(0.92)	(0.96)	(1.56)	1.59	(0.17)	0.57

Total from investment operations	(0.47)	(0.22)	(0.95)	2.18	0.41	1.20

Less distributions from net investment income	(0.46)	(0.71)	(0.56)	(0.58)	(0.66)	(0.63)

Net asset value, end of period	$22.95	$23.88	$24.81	$26.32	$24.72	$24.97

Total return[c]	(2.01)%	(0.82)%	(3.70)%	8.84%	1.61%	4.99%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%	0.57%	0.75%	1.01%	1.46%	2.15%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	3.80%	3.12%	2.32%	2.29%	2.29%	2.57%

Supplemental data

Net assets, end of period (000’s)	$127,346	$101,497	$76,908	$42,112	$12,362	$7,490

Portfolio turnover rate[e]	37.40%[f]	64.13%[f]	27.62%[f]	14.05%[f]	35.28%[f]	35.63%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	37.40%	64.13%	27.62%	14.05%	35.28%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Dynamic Municipal Bond ETF

		Principal Amount	*	Value

	Municipal Bonds 101.1%
	Alabama 3.5%
	Black Belt Energy Gas District,
	[a] 4.00%, 12/01/52	500,000		$467,260
	[a] Gas Project, Series 2022E, VRDN, 5.00%, 5/01/53	1,350,000		1,364,636
	[a] Refunding, VRDN, 4.00%, 6/01/51	240,000		226,445
	[a] Series C-1, 5.25%, 2/01/53	1,250,000		1,269,063
b	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000		82,290
	MidCity Improvement District, 4.25%, 11/01/32	600,000		511,815
a	Southeast Energy Authority A Cooperative District, Cooperative District, 5.50%, 1/01/53	500,000		513,359

				4,434,868

	Alaska 0.8%
	Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000		93,642
	Northern Tobacco Securitization Corp., 4.00%, 6/01/39	1,000,000		911,543

				1,005,185

	Arizona 1.5%
a	Chandler Industrial Development Authority, 5.00%, 9/01/42	1,000,000		1,011,406
	City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000		102,117
	Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000		142,917
	Industrial Development Authority of the City of Phoenix Arizona, Downtown Phoenix Student Housing II LLC, Series A, 5.00%, 7/01/31	100,000		102,245
	La Paz County Industrial Development Authority, 5.00%, 2/15/31	100,000		100,068
b	Sierra Vista Industrial Development Authority, Georgetown Community Development Authority, 9.00%, 10/01/37	250,000		226,337
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	200,000		179,741

				1,864,831

	Arkansas 0.1%
	Arkansas Development Finance Authority, Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000		101,864

	California 11.4%
a	California Community Choice Financing Authority, 5.25%, 1/01/54	3,250,000		3,244,429
b	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000		464,598
	California Community Housing Agency,
	[b] 4.00%, 2/01/43	350,000		278,024
	[b] 4.00%, 8/01/47	285,000		212,155
	[b] Arbors Apartments, Series A, 5.00%, 8/01/50	300,000		259,533
	[b] Fountains at Emerald Park, 4.00%, 8/01/46	800,000		614,542
	[b] Verdant at Green Valley Apartments, 5.00%, 8/01/49	300,000		262,676
	California Municipal Finance Authority,
	AMT, Series 2018A, 3.50%, 12/31/35	100,000		85,407
	Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000		102,235
	Caritas Corp., Refunding Series 2021B, 3.00%, 8/15/31	165,000		147,441
	Series 2020B, 4.00%, 9/01/30	50,000		48,220
	Series 2021A, 4.00%, 9/01/30	205,000		196,646
	Series 2021C, 4.00%, 9/01/31	295,000		280,745
b,c	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000		12,500
	California School Finance Authority,
	[b] 5.00%, 6/01/27	50,000		52,446
	[b] 5.00%, 6/01/27	50,000		49,930
	[b] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	200,000		177,648
	[b] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000		237,305

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value

	Municipal Bonds (continued)
	California (continued)
	California Statewide Communities Development Authority,
	Community Facilities District No 2015, 4.00%, 9/01/29	110,000		$105,332
	Community Facilities District No 2015-01, 5.00%, 9/01/27	55,000		56,089
	Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000		123,669
	Community Facilities District No 2018, 4.00%, 9/01/30	150,000		142,865
	Improvement Area No. 1, 4.00%, 9/01/31	200,000		190,590
	Southern California Edison Co, Refunding, 1.75%, 9/01/29	1,500,000		1,213,187
	Special Assessment, 4.00%, 9/02/28	250,000		240,394
	Special Assessment, 4.00%, 9/02/31	100,000		92,543
	Special Assessment, Series 2020B, 4.00%, 9/02/30	125,000		118,488
	Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000		137,622
	City of Gardena, 2.066%, 4/01/26	1,000,000		920,927
b	CMFA Special Finance Agency, 4.00%, 8/01/45	500,000		380,162
b	CMFA Special Finance Agency VII, 4.00%, 8/01/47	800,000		614,332
b	CMFA Special Finance Agency VIII, 4.00%, 8/01/47	355,000		273,775
b	CMFA Special Finance Agency XII, 4.375%, 8/01/49	250,000		180,967
	CSCDA Community Improvement Authority,
	[b] 4.00%, 9/01/46	350,000		269,938
	[b] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000		125,333
	[b] Renaissance at City Center, 5.00%, 7/01/51	250,000		217,132
b	Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000		95,524
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000		100,904
	River Islands Public Financing Authority, Community Facilities District No 2003-, 5.00%, 9/01/32	500,000		485,613
	Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000		103,425
a	Southern California Public Power Authority, 5.244%, 11/01/38	1,100,000		935,537
	Sulphur Springs Union School District, Community Facilities District No 2014-1, 5.00%, 9/01/31 .	135,000		138,191
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	100,000		100,000
	Washington Township Health Care District, 4.25%, 8/01/43	500,000		478,881

				14,567,900

	Colorado 2.9%
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000		183,561
	Colorado Health Facilities Authority,
	4.00%, 8/01/37	1,475,000		1,342,601
	4.00%, 8/01/39	1,085,000		958,538
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000		93,847
	Denver Health & Hospital Authority, Series A, 4.00%, 12/01/37	1,000,000		859,081
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000		97,170
	Southlands Metropolitan District No. 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000		91,699

				3,626,497

	Connecticut 0.2%
	Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000		121,477
	Connecticut State Health & Educational Facilities Authority,
	Series 2017I-1, 5.00%, 7/01/29	5,000		5,152
	[b] Series 2020A, 5.00%, 1/01/30	150,000		143,610

				270,239

	Delaware 0.1%
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000		100,676
b,d	Red River Biorefinery LLC, 15.00%, 12/31/23	10,000		10,000

				110,676

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	District of Columbia 0.2%
	District of Columbia, 5.50%, 2/28/35	200,000		$216,478

	Florida 12.7%
	Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%, 6/15/32	200,000		195,332
b	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000		93,448
b	Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	145,000		134,155
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	95,000		89,033
b	Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000		91,184
	Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A, 2.75%, 5/01/31	90,000		76,942
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000		44,712
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000		129,650
	Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000		89,186
	Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000		86,738
	Black Creek Community Development District, 5.125%, 6/15/32	100,000		97,797
	Capital Projects Finance Authority,
	5.00%, 10/01/34	785,000		789,137
	University Project, Series 2020A-1, 5.00%, 10/01/32	455,000		460,891
	Capital Trust Agency, Inc.,
	[b] 3.00%, 7/01/31	125,000		106,281
	[b] Educational Growth Fund LLC, 3.375%, 7/01/31	100,000		91,354
	Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	90,000		84,612
	[b] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000		255,650
	Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000		270,643
	Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000		149,651
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000		88,382
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	135,000		133,079
	Special Assessment, 2.80%, 5/01/31	100,000		84,320
	County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000		96,899
b	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000		52,846
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	120,000		116,858
	Cypress Ridge Community Development District, 4.875%, 5/01/30	500,000		489,389
b	DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000		83,943
e	East 547 Community Development District, 5.50%, 5/01/30	100,000		100,111
	East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000		83,891
	Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000		86,300
b	Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000		87,313
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	80,000		68,456
	Florida Development Finance Corp.,
	[a,b] 7.50%, 7/01/57	250,000		245,420
	[a,b] 8.00%, 7/01/57	500,000		495,008
	[a,b] Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000		166,806
	[a,b] Brightline Trains Florida LLC, Refunding, VRDN, 7.25%, 7/01/57	250,000		260,000
	[b] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000		189,726

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Florida (continued)
	[b] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000		$83,751
	Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000		1,249,866
b	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000		132,601
	Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000		140,696
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000		91,449
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000		89,740
	Hills of Minneola Community Development District,
	South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	60,000		56,218
	[b] South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000		88,998
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	65,000		63,994
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000		83,537
	Kindred Community Development District II,
	5.65%, 5/01/43	180,000		173,392
	Special Assessment, 2.20%, 5/01/26	50,000		46,662
	Special Assessment, 3.00%, 5/01/30	155,000		135,668
	Kingman Gate Community Development District,
	Special Assessment, 2.50%, 6/15/26	65,000		61,332
	Special Assessment, 3.125%, 6/15/30	110,000		99,545
	Lakes at Bella Lago Community Development District, 5.75%, 5/01/43	165,000		158,080
	Lakes of Sarasota Community Development District,
	Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000		120,171
	Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000		110,314
	Lakewood Ranch Stewardship District,
	4.25%, 5/01/26	245,000		241,679
	[e] 6.125%, 5/01/43	500,000		501,770
	[b] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000		88,511
	[b] Special Assessment, 3.125%, 5/01/30	60,000		52,921
	Special Assessment, 3.20%, 5/01/30	175,000		154,739
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000		83,704
	Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	145,000		141,835
b	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000		45,739
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000		64,015
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000		138,852
	Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000		86,665
	North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series 2021A, 3.25%, 5/01/31	100,000		87,234
b	North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	200,000		196,386
	Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000		89,414
	Palm Beach County Health Facilities Authority,
	5.00%, 5/15/27	292,000		277,252
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	100,000		101,521
	Palm Coast Park Community Development District, 4.15%, 5/01/27	200,000		195,221
	Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000		87,909
	Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000		86,674
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000		133,303
	Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000		88,324
	Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000		85,655

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Florida (continued)
	River Hall Community Development District,
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000		$29,678
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000		38,837
	Rivers Edge II Community Development District, Special Assessment,, 3.00%, 5/01/31	100,000		85,353
b	Rivers Edge III Community Development District, Special Assessment,, 2.40%, 5/01/26	100,000		93,678
	Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000		69,841
	Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000		125,591
	Sandmine Road Community Development District,
	[b] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000		90,434
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	45,000		41,769
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000		94,851
	Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000		132,452
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000		491,501
	Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000		86,455
	Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000		64,477
	South Fork East Community Development District, 4.00%, 5/01/31	755,000		695,779
b	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31 .	100,000		85,385
	Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000		64,999
	Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	135,000		133,286
	Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000		85,564
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000		130,774
	Tohoqua Community Development District,
	Special Assessment, 2.50%, 5/01/26	140,000		131,561
	Special Assessment, 2.875%, 5/01/31	100,000		84,968
	Tradition Community Development District No. 9, Special Assessment, 2.70%, 5/01/31	100,000		83,777
b	Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000		88,748
	Twisted Oaks Pointe Community Development District, 5.875%, 5/01/43	170,000		163,884
	V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000		86,974
b	Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	70,000		60,178
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000		109,856
	Village Community Development District No. 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000		91,472
	West Villages Improvement District, Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000		86,633
	Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000		90,789
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000		220,083

				16,220,107

	Georgia 5.9%
b	Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000		77,703
b	George L Smith II Congress Center Authority, Signia Hotel Management LLC,, 3.625%, 1/01/31	350,000		295,318
	Main Street Natural Gas, Inc.,
	[a] 5.00%, 6/01/53	2,000,000		1,984,624
	[a] 5.00%, 12/01/53	1,250,000		1,264,989
	[a] 5.258%, 12/01/53	1,000,000		993,576
	[a,b] Gas Supply Revenue, , Series 2022C, VRDN, 4.00%, 8/01/52	1,500,000		1,414,727

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Georgia (continued)
	[a] Series 2022B, 5.00%, 12/01/52	1,500,000		$1,497,932

				7,528,869

	Illinois 8.4%
	Chicago Board of Education, 5.00%, 12/01/36	100,000		98,552
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.00%, 4/01/38	2,075,000		2,111,678
	City of Chicago,
	5.00%, 1/01/34	1,100,000		1,127,008
	5.50%, 1/01/39	1,050,000		1,079,692
	Illinois Finance Authority,
	[a] 5.00%, 5/15/50	750,000		761,626
	Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000		242,477
	[b] Refunding, 4.00%, 10/01/31	180,000		163,812
	[a] Refunding, Monthly, VRDN, 4.917%, 11/01/34	395,000		392,890
	Metropolitan Pier & Exposition Authority,
	4.00%, 12/15/42	1,015,000		877,745
	McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000		968,127
	zero cpn., 12/15/30	300,000		216,572
	Southwestern Illinois Development Authority, zero cpn., 12/01/24	245,000		232,437
	State of Illinois,
	6.00%, 11/01/26	1,325,000		1,346,599
	Series 2020B, 5.00%, 10/01/31	150,000		157,426
	Series 2021B, 3.00%, 12/01/41	500,000		364,674
	Series A, 5.00%, 3/01/31	325,000		342,490
b	Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	118,783		98,947
	Village of Villa Park, Garden Station Redevelopment Area, 4.50%, 12/31/38	100,000		73,084

				10,655,836

	Indiana 0.5%
b	City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000		125,375
b	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000		85,447
	Indiana Finance Authority,
	Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000		134,901
	University of Evansville, 7.00%, 9/01/32	180,000		164,801
b	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000		85,401

				595,925

	Iowa 2.7%
	Iowa Finance Authority,
	[a] 4.00%, 12/01/50	2,000,000		1,868,309
	4.125%, 5/15/38	100,000		74,320
	[a] 4.274%, 5/15/56	500,000		456,564
	5.00%, 5/15/32	500,000		451,073
	Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	610,000		564,703

				3,414,969

	Kentucky 1.3%
a	City of Berea, 4.60%, 6/01/29	230,000		230,000
a	County of Owen, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000		88,464
	Kentucky Economic Development Finance Authority, 5.00%, 8/01/29	280,000		290,689
a	Kentucky Public Energy Authority, Kentucky Public Energy Authority, , Series 2022A2, Daily, VRDN, 4.758%, 8/01/52	1,035,000		981,995
	Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000		90,917

				1,682,065

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Louisiana 1.9%
	Lakeshore Villages Master Community Development District, 5.00%, 6/01/32	245,000		$238,438
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	3.50%, 11/01/32	2,000,000		1,843,819
	[b] 3.90%, 11/01/44	185,000		152,351
	[b] 5.00%, 7/01/29	95,000		89,202
	[b] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000		118,760

				2,442,570

	Maryland 1.8%
b	City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000		86,745
	County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000		127,084
	Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%, 6/01/27	100,000		101,323
	Maryland Health & Higher Educational Facilities Authority,
	Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000		138,697
	Refunding, 5.00%, 6/01/30	100,000		104,242
a	Montgomery County Housing Opportunities Commission, 4.55%, 1/01/63	1,700,000		1,700,000

				2,258,091

	Massachusetts 0.6%
	Massachusetts Development Finance Agency,
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	80,000		79,025
	Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000		192,802
	Massachusetts Educational Financing Authority, 4.25%, 7/01/44	500,000		463,651

				735,478

	Michigan 1.2%
	City of Detroit, 6.00%, 5/01/43	375,000		396,223
	Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000		93,336
b	Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	110,000		101,420
	Michigan Finance Authority,
	5.25%, 11/01/39	500,000		489,927
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000		180,528
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000		255,494

				1,516,928

	Minnesota 1.2%
	County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000		134,225
	Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000		112,052
a	Minnesota Municipal Gas Agency, 4.564%, 12/01/52	1,200,000		1,174,266
	St. Louis Park Independent School District No. 283, Series 2018A, 5.00%, 2/01/25	100,000		101,596

				1,522,139

	Mississippi 0.2%
b	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000		148,354
	Mississippi Home Corp.,
	[b] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000		79,903
	Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000		80,987

				309,244

	Missouri 0.1%
	Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000		130,284
	City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	40,000		36,806

				167,090

	Montana 0.1%
	Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000		101,795

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Nevada 0.4%
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000		$136,746
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000		169,829
	Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000		250,709

				557,284

	New Jersey 2.0%
b	Camden County Improvement Authority, Camden Prep High School Project, 5.00%, 7/15/32	250,000		250,975
	New Jersey Economic Development Authority,
	5.00%, 7/01/32	100,000		98,188
	[a] AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000		82,599
	United Airlines, Inc., 5.25%, 9/15/29	250,000		249,362
	New Jersey Higher Education Student Assistance Authority, 4.00%, 12/01/44	1,000,000		902,232
	New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/42	1,000,000		907,857

				2,491,213

	New York 8.1%
a	City of New York, 4.25%, 10/01/46	1,000,000		1,000,000
	Metropolitan Transportation Authority,
	Green Bond, Series 2017C-1, 5.00%, 11/15/28	1,260,000		1,306,104
	Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000		548,241
	New York City Municipal Water Finance Authority,
	[a] 4.25%, 6/15/33	885,000		885,000
	[a] 4.75%, 6/15/50	200,000		200,000
a	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.75%, 11/01/36	100,000		100,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000		66,427
a,b	New York State Environmental Facilities Corp., Casella Waste Systems Inc, 5.125%, 9/01/50	250,000		246,772
	New York Transportation Development Corp.,
	2.25%, 8/01/26	90,000		84,957
	3.00%, 8/01/31	210,000		181,709
	4.00%, 1/01/36	450,000		415,265
	5.00%, 1/01/36	935,000		930,907
	5.00%, 10/01/40	3,000,000		2,883,741
	AMT, 5.25%, 8/01/31	80,000		80,984
	Port Authority of New York & New Jersey,
	4.00%, 7/15/35	1,000,000		956,284
	Series 230TH, 3.00%, 12/01/31	500,000		472,160

				10,358,551

	North Dakota 0.6%
	City of Horace, 5.125%, 7/01/25	500,000		501,640
	County of Burleigh, 5.10%, 4/15/36	250,000		233,081
b,c	County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000		62,500

				797,221

	Ohio 2.2%
	Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000		138,005
	Buckeye Tobacco Settlement Financing Authority, 4.00%, 6/01/38	250,000		236,250
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	555,000		519,107
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000		179,800
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000		94,991
	Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000		97,427
a	Ohio Air Quality Development Authority, 4.25%, 11/01/39	1,000,000		978,683
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000		294,341
	Ohio Housing Finance Agency, 8.00%, 8/01/34	100,000		96,898

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Ohio (continued)
	State of Ohio, Refunding, 5.00%, 11/15/33	200,000		$200,609

				2,836,111

	Oregon 0.3%
	Union County Hospital Facility Authority, Grande Ronde Hospital Inc Obligated Group, 5.00%, 7/01/31	340,000		343,702

	Pennsylvania 1.1%
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000		99,502
b	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000		100,569
	Berks County Industrial Development Authority, 4.00%, 11/01/31	560,000		322,341
	Franklin County Industrial Development Authority, Refunding, 5.00%, 12/01/28	100,000		94,129
a	Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000		86,686
	Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000		112,942
	Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000		149,505
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000		392,716
	Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series 2020A, 5.00%, 7/01/30	100,000		100,412

				1,458,802

	Puerto Rico 2.0%
	Commonwealth of Puerto Rico,
	Series 2021A1, 4.00%, 7/01/33	359,628		323,107
	Series 2021A1, 4.00%, 7/01/35	8,654		7,541
	Series 2021A1, 4.00%, 7/01/37	7,428		6,254
	Series 2021A1, 4.00%, 7/01/41	10,099		8,149
	Series 2021A1, 4.00%, 7/01/46	110,503		85,543
	Series 2021A1, 5.625%, 7/01/27	10,626		10,915
	Series 2021A1, 5.625%, 7/01/29	10,454		10,818
	Series 2021A1, 5.75%, 7/01/31	1,015,723		1,062,728
	[a] VRDN, 11/01/43	45,587		23,706
	zero cpn., 7/01/24	1,570		1,517
	zero cpn., 7/01/33	12,391		7,324
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	316,056		256,005
	HTA HRRB Custodial Trust, 5.25%, 7/01/32	200,000		199,245
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.125%, 7/01/24	5,000		5,050
	Puerto Rico Electric Power Authority,
	5.25%, 7/01/32	175,000		172,647
	Refunding, Series 2007VV, 5.25%, 7/01/27	170,000		169,302
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority,
	4.00%, 7/01/37	100,000		86,509
	4.00%, 7/01/39	100,000		84,712
	4.00%, 7/01/40	100,000		83,983

				2,605,055

	South Carolina 2.4%
b	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000		91,632
	Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000		95,720
a	Patriots Energy Group Financing Agency, 5.25%, 10/01/54	2,500,000		2,517,913

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority,
	AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000		$76,075
	[b] Columbia Portfolio Obligated Group, 5.75%, 6/01/37	315,000		200,512
	[b] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000		76,299

				3,058,151

	Tennessee 5.4%
	Chattanooga Health Educational & Housing Facility Board, 4.00%, 8/01/38	1,125,000		1,007,364
	Cleveland Housing Authority,
	[b] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000		270,618
	[b] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000		90,206
a	Tennergy Corp., 5.50%, 10/01/53	2,000,000		2,032,473
a	Tennessee Energy Acquisition Corp., 5.00%, 5/01/52	3,500,000		3,470,780

				6,871,441

	Texas 12.1%
	Cedar Port Navigation & Improvement District, 4.00%, 9/01/38	1,450,000		1,328,152
	City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000		100,386
	City of Celina,
	[b] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	75,000		72,442
	[b] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000		180,250
	[b] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000		153,798
	[b] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000		98,143
	[b] Special Assessment, 3.625%, 9/01/30	100,000		87,174
	[b] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	75,000		66,327
	[b] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000		95,061
	[b] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000		154,151
b	City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000		89,230
	City of Fate,
	[b] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	59,000		54,107
	[b] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000		124,111
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000		119,977
	City of Houston Airport System Revenue, 4.00%, 7/01/40	1,000,000		904,053
b	City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000		265,906
	City of Kyle,
	[b] 4.50%, 9/01/33	395,000		378,206
	[b] Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000		90,217
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000		126,310
	[b] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000		198,274
	City of Lago Vista,
	Special Assessment, Refunding, 3.125%, 9/01/30	130,000		115,059
	[b] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000		127,915
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000		83,912
b	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000		63,482
b	City of Manor, 5.25%, 9/15/43	200,000		186,185
b	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000		150,130
	City of Mesquite,
	[b] 4.00%, 9/01/30	130,000		125,825
	[b] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000		95,949

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Pilot Point,
	[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000		$145,850
	[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000		140,757
	City of Princeton,
	[b] Special Assessment, 3.25%, 9/01/30	100,000		86,615
	[b] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000		82,167
b	City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	135,000		128,424
b	City of Sachse, 6.00%, 9/15/28	100,000		99,701
	City of Tomball,
	[b] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000		141,547
	[b] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000		88,286
b	County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000		126,895
b	County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000		90,807
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000		897,477
	Harris County Municipal Utility District No. 171,
	[e] 4.75%, 12/01/40	1,215,000		1,181,548
	[e] 6.75%, 12/01/26	1,015,000		1,079,675
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000		1,227,853
	Matagorda County Navigation District No. 1, 5.125%, 11/01/28	1,000,000		1,011,978
	New Hope Cultural Education Facilities Finance Corp.,
	5.00%, 4/01/31	30,000		30,786
	5.00%, 7/01/47	100,000		90,750
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000		97,888
	Refunding, 4.00%, 1/01/29	100,000		88,704
	North Parkway Municipal Management District No. 1,
	[b] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000		43,122
	[b] Special Assessment, 4.25%, 9/15/31	152,000		141,758
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000		920,616
	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	1,750,000		1,724,502
	Viridian Municipal Management District,
	Special Assessment, 2.875%, 12/01/30	100,000		82,594
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	40,000		37,151

				15,422,183

	Utah 0.5%
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000		201,272
b	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000		222,804
	Utah Infrastructure Agency, 5.00%, 10/15/32	250,000		252,122

				676,198

	Virginia 0.2%
b	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000		97,091
	Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Refunding, 5.00%, 1/01/33	100,000		101,125

				198,216

	Washington 3.2%
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000		99,031
	Washington Health Care Facilities Authority,
	[b] 3.00%, 12/01/34	125,000		104,659
	[b] 5.00%, 12/01/32	250,000		260,289
	5.00%, 8/01/35	970,000		994,454
	5.00%, 8/01/39	1,000,000		1,004,023

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Washington (continued)
	Washington State Housing Finance Commission,
	5.00%, 7/01/38	1,255,000		$1,261,970
	[b] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000		88,922
	[b] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000		76,277
	[b] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000		87,130
	[b] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000		90,118

				4,066,873

	West Virginia 0.2%
a	West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000		246,088

	Wisconsin 1.1%
	Public Finance Authority,
	[b] 5.00%, 3/01/37	385,000		336,501
	[b] Coral Academy of Science Reno, 5.375%, 6/01/37	335,000		316,830
	[b] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000		91,707
	[b] Ocean Academy Charter School, 4.00%, 10/15/31	100,000		87,106
	[b] Refunding, 4.00%, 3/01/27	45,000		43,906
	[b] Refunding, 4.00%, 7/01/31	100,000		87,691
	[b] Refunding, 5.00%, 10/01/24	100,000		99,598
	[b] Refunding, 5.00%, 10/01/29	100,000		98,829
	[b] Signature Preparatory, 5.00%, 6/15/31	120,000		112,324
	[a,b] VRDN, 3.50%, 12/01/50	100,000		77,199

				1,351,691

	Senior Floating Rate Interest 0.4%
	Real Estate Development 0.4%
	Centennial Gardens LP, Delayed Draw Term Loan, 6.874%, 8/01/24	500,000		506,700

	Total Floating Rate Loans (Cost $500,000)			506,700

	Total Investments (Cost $136,693,505) 101.5%			129,195,124

	Other Assets, less Liabilities (1.5)%			(1,849,254)

	Net Assets 100.0%			$127,345,870

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $19,766,562, representing 15.5% of net assets.

cSee Note 7 regarding defaulted securities.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eSecurity purchased on a when-issued basis. See Note 1(b).

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Exponential Data ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.86	$22.78	$23.34	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	(0.01)	(0.05)	(—)[d]

Net realized and unrealized gains (losses)	1.09	(5.91)	(0.51)	(1.66)

Total from investment operations	1.10	(5.92)	(0.56)	(1.66)

Net asset value, end of period	$17.96	$16.86	$22.78	$23.34

Total return[e]	6.52%	(25.99)%	(2.40)%	(6.64)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.50%	1.73%	5.95%

Expenses net of waiver and payments by affiliates	0.48%	0.50%	0.38%	0.25%

Net investment income (loss)	0.11%	(0.07)%	(0.20)%	(0.07)%

Supplemental data

Net assets, end of period (000’s)	$3,592	$3,372	$3,417	$2,334

Portfolio turnover rate[g]	5.45%[h]	20.94%[h]	49.72%[h]	23.20%[h]

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	5.45%	20.94%	49.72%	23.20%

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin Exponential Data ETF

		Country	Shares	Value

	Common Stocks 97.1%
	Capital Markets 6.6%
	FactSet Research Systems, Inc.	United States	152	$66,464
	Moody’s Corp.	United States	66	20,867
	MSCI, Inc.	United States	149	76,449
	S&P Global, Inc.	United States	196	71,620

				235,400

	Communications Equipment 3.0%
a	Arista Networks, Inc.	United States	593	109,070

	Electronic Equipment, Instruments & Components 1.0%
a	Keysight Technologies, Inc.	United States	277	36,650

	Health Care Equipment & Supplies 1.1%
a	Dexcom, Inc.	United States	421	39,279

	Interactive Media & Services 8.5%
a	Alphabet, Inc., Class A	United States	1,349	176,530
a	Meta Platforms, Inc., Class A	United States	366	109,877
a	ZoomInfo Technologies, Inc., Class A	United States	1,113	18,253

				304,660

	IT Services 18.7%
	Accenture PLC, Class A	United States	249	76,470
a	Akamai Technologies, Inc.	United States	88	9,376
a	Cloudflare, Inc., Class A	United States	1,063	67,012
a	Endava PLC, ADR	United Kingdom	210	12,044
a	EPAM Systems, Inc.	United States	41	10,483
a	Gartner, Inc.	United States	226	77,656
a	Globant SA	United States	78	15,432
a	MongoDB, Inc.	United States	762	263,545
a	Snowflake, Inc., Class A	United States	917	140,090

				672,108

	Media 2.4%
a	Trade Desk, Inc., Class A	United States	1,093	85,418

	Professional Services 0.7%
	TransUnion	United States	252	18,091
	Verisk Analytics, Inc.	United States	37	8,741

				26,832

	Software 44.9%
a	Adobe, Inc.	United States	17	8,668
a	Confluent, Inc., Class A	United States	1,330	39,381
a	Crowdstrike Holdings, Inc., Class A	United States	785	131,393
a	Datadog, Inc., Class A	United States	1,865	169,883
a	Fair Isaac Corp.	United States	146	126,805
a	Fortinet, Inc.	United States	1,354	79,453
a	Gitlab, Inc., Class A	United States	258	11,667
a	HubSpot, Inc.	United States	114	56,145
	Microsoft Corp.	United States	950	299,963
a	Monday.com Ltd.	United States	505	80,406
a	Palo Alto Networks, Inc.	United States	773	181,222
a	Qualys, Inc.	United States	61	9,306
a	Salesforce, Inc.	United States	257	52,115
a	SentinelOne, Inc., Class A	United States	2,569	43,313
a	ServiceNow, Inc.	United States	318	177,749
a	Sprinklr, Inc., Class A	United States	1,646	22,781
a	Sprout Social, Inc., Class A	United States	286	14,266
	Trend Micro, Inc.	Japan	1,209	45,921

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SCHEDULE OF INVESTMENTS

Franklin Exponential Data ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Software (continued)
a	Zscaler, Inc.	United States	402	$62,547

				1,612,984

	Specialized REITs 7.2%
	Crown Castle, Inc.	United States	573	52,733
	Equinix, Inc.	United States	218	158,325
	SBA Communications Corp.	United States	235	47,040

				258,098

	Wireless Telecommunication Services 3.0%
a	T-Mobile U.S., Inc.	United States	770	107,838

	Total Common Stocks (Cost $3,351,143)			3,488,337

	Total Investments before Short-Term Investments (Cost $3,351,143)			3,488,337

	Short-Term Investments 2.9%
	Money Market Funds 2.9%
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	United States	102,704	102,704

	Total Short-Term Investments (Cost $102,704)			102,704

	Total Investments (Cost $3,453,847) 100.0%			3,591,041

	Other Assets, less Liabilities 0.0%†			1,363

	Net Assets 100.0%			$3,592,404

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 220.

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Financial Highlights

Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.40	$37.00	$43.26	$22.58	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.04)	(0.05)	(0.15)	(0.18)	(0.01)

Net realized and unrealized gains (losses)	(2.00)	(6.55)	(5.99)	20.92	(2.41)

Total from investment operations	(2.04)	(6.60)	(6.14)	20.74	(2.42)

Less distributions from:

Net investment income	—	—	(0.12)	(0.01)	—

Net realized gains	—	—	—	(0.05)	—

Total distributions	—	—	(0.12)	(0.06)	—

Net asset value, end of period	$28.36	$30.40	$37.00	$43.26	$22.58

Total return[d]	(6.71)%	(17.84)%	(14.26)%	91.81%	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.50%	0.66%	1.84%	12.22%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.26)%	(0.16)%	(0.32)%	(0.45)%	(0.37)%

Supplemental data

Net assets, end of period (000’s)	$8,507	$10,641	$14,799	$15,140	$2,258

Portfolio turnover rate[f]	2.74%[g]	32.63%[g]	61.43%[g]	46.58%[g]	2.20%[g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.74%	31.65%	59.54%	44.75%	2.20%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Genomic Advancements ETF

		Country	Shares	Value

	Common Stocks 94.0%
	Biotechnology 32.8%
a	Alnylam Pharmaceuticals, Inc.	United States	1,143	$202,425
a	Avid Bioservices, Inc.	United States	10,600	100,064
a	Bavarian Nordic AS	Denmark	1,522	34,251
a	Beam Therapeutics, Inc.	United States	1,720	41,366
a	BioNTech SE, ADR	Germany	2,026	220,105
a	CRISPR Therapeutics AG	Switzerland	1,371	62,230
a	Dynavax Technologies Corp.	United States	6,720	99,254
a	Exact Sciences Corp.	United States	2,075	141,557
a	Intellia Therapeutics, Inc.	United States	4,555	144,029
a	Ionis Pharmaceuticals, Inc.	United States	4,500	204,120
a	Krystal Biotech, Inc.	United States	2,181	252,996
a	Moderna, Inc.	United States	1,775	183,340
a	Natera, Inc.	United States	884	39,117
a	PTC Therapeutics, Inc.	United States	551	12,348
a	Regeneron Pharmaceuticals, Inc.	United States	422	347,289
a	Rocket Pharmaceuticals, Inc.	United States	4,212	86,304
a	Sarepta Therapeutics, Inc.	United States	1,834	222,317
a	Twist Bioscience Corp.	United States	1,242	25,163
a	Veracyte, Inc.	United States	687	15,341
a	Vertex Pharmaceuticals, Inc.	United States	1,030	358,172

				2,791,788

	Chemicals 2.8%
	Corteva, Inc.	United States	4,595	235,080

	Health Care Providers & Services 2.5%
a	Guardant Health, Inc.	United States	2,500	74,100
	Laboratory Corp. of America Holdings	United States	436	87,658
a	Privia Health Group, Inc.	United States	2,304	52,992

				214,750

	Health Care Technology 2.1%
a	Doximity, Inc., Class A	United States	1,065	22,599
a	Schrodinger, Inc.	United States	4,228	119,525
	Simulations Plus, Inc.	United States	861	35,904

				178,028

	Life Sciences Tools & Services 45.5%
	Agilent Technologies, Inc.	United States	1,461	163,369
a	Avantor, Inc.	United States	1,037	21,860
a	Azenta, Inc.	United States	467	23,439
a	Bio-Rad Laboratories, Inc., Class A	United States	205	73,482
	Bio-Techne Corp.	United States	1,252	85,224
	Bruker Corp.	United States	3,576	222,785
a	Charles River Laboratories International, Inc.	United States	953	186,769
	Danaher Corp.	United States	2,081	516,296
a	Evotec SE	Germany	4,567	91,387
a	Fortrea Holdings, Inc.	United States	436	12,465
a	ICON PLC, ADR	Ireland	470	115,738
a	IQVIA Holdings, Inc.	United States	466	91,686
	Lonza Group AG	Switzerland	374	173,999
a	Medpace Holdings, Inc.	United States	1,939	469,490
a	Olink Holding AB, ADR	Sweden	480	7,080
a,b	OmniAb, Inc., 12.5 Earnout	United States	240	—
a,b	OmniAb, Inc., 15.0 Earnout	United States	240	—
a	Oxford Nanopore Technologies PLC	United Kingdom	28,572	71,700
a	Pacific Biosciences of California, Inc.	United States	2,325	19,414
a	QIAGEN NV	Netherlands	4,319	174,920

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SCHEDULE OF INVESTMENTS

Franklin Genomic Advancements ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
a	Repligen Corp.	United States	2,730	$434,097
	Revvity, Inc.	United States	1,202	133,061
a,c	Samsung Biologics Co. Ltd.	South Korea	489	246,783
	Thermo Fisher Scientific, Inc.	United States	1,050	531,478

				3,866,522

	Office REITs 0.4%
	Alexandria Real Estate Equities, Inc.	United States	320	32,032

	Pharmaceuticals 6.3%
	AstraZeneca PLC, ADR	United Kingdom	3,314	224,424
	Bristol-Myers Squibb Co.	United States	1,380	80,095
	Eli Lilly & Co.	United States	345	185,310
a	Ligand Pharmaceuticals, Inc.	United States	805	48,236

				538,065

	Software 1.6%
a	Cadence Design Systems, Inc.	United States	585	137,065

	Total Common Stocks (Cost $10,622,525)			7,993,330

	Preferred Stock 3.2%
	Life Sciences Tools & Services 3.2%
d	Sartorius AG, 0.45%, pfd.	Germany	801	272,906

	Total Preferred Stocks (Cost $512,401)			272,906

	Total Investments (Cost $11,134,926) 97.2%			8,266,236

	Other Assets, less Liabilities 2.8%			240,744

	Net Assets 100.0%			$8,506,980

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $246,783, representing 2.9% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin High Yield Corporate ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.63	$24.76	$26.16	$22.67	$25.45	$25.00

Income from investment operations[b]:

Net investment income[c]	0.70	1.25	1.20	1.23	1.33	1.21

Net realized and unrealized gains (losses)	(0.06)	(1.95)	(1.34)	3.73	(2.51)	0.49

Total from investment operations	0.64	(0.70)	(0.14)	4.96	(1.18)	1.70

Less distributions from:

Net investment income	(0.78)	(1.36)	(1.18)	(1.47)	(1.56)	(1.23)

Net realized gains	—	(0.07)	(0.08)	—	(0.04)	(0.02)

Total distributions	(0.78)	(1.43)	(1.26)	(1.47)	(1.60)	(1.25)

Net asset value, end of period	$22.49	$22.63	$24.76	$26.16	$22.67	$25.45

Total return[d]	2.88%	(2.68)%	(0.69)%	22.28%	(5.12)%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	0.47%	0.64%	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	6.20%	5.51%	4.62%	4.84%	5.29%	5.80%

Supplemental data

Net assets, end of period (000’s)	$223,742	$208,167	$334,286	$346,586	$130,362	$10,181

Portfolio turnover rate[f]	12.12%[g]	17.13%[g]	43.83%[g]	53.18%[g]	129.98%[g]	23.57%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g] Portfolio turnover rate excluding cash creations was as follows:	12.12%	17.13%	43.83%	53.18%	129.98%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin High Yield Corporate ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 91.9%
	Airlines 1.6%
a	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	2,016,666	$1,971,398
a	United Airlines, Inc., 4.375%, 4/15/26	United States	1,700,000	1,573,835

				3,545,233

	Apparel 0.3%
a	Hanesbrands, Inc., 9.00%, 2/15/31	United States	800,000	763,417

	Auto Manufacturers 0.2%
	Ford Motor Credit Co. LLC, 6.95%, 3/06/26	United States	500,000	499,640

	Automobiles & Components 3.3%
	Adient Global Holdings Ltd.,
a	7.00%, 4/15/28	United States	500,000	496,486
a	8.25%, 4/15/31	United States	1,400,000	1,403,427
a	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,900,000	1,573,032
	Goodyear Tire & Rubber Co.,
	4.875%, 3/15/27	United States	1,000,000	922,165
	5.00%, 7/15/29	United States	1,100,000	948,944
a	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	2,500,000	2,140,364

				7,484,418

	Capital Goods 4.2%
a	ATS Corp., 4.125%, 12/15/28	Canada	900,000	797,735
a	Chart Industries, Inc., 7.50%, 1/01/30	United States	1,000,000	1,006,730
a	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,400,000	1,062,984
a	Knife River Corp., 7.75%, 5/01/31	United States	900,000	902,983
a	Stericycle, Inc., 3.875%, 1/15/29	United States	1,700,000	1,467,814
a	TransDigm, Inc., senior secured note, 6.25%, 3/15/26	United States	2,800,000	2,753,676
a	Vertiv Group Corp., 4.125%, 11/15/28	United States	1,700,000	1,495,848

				9,487,770

	Chemicals 1.6%
	Celanese U.S. Holdings LLC, 6.33%, 7/15/29	United States	1,900,000	1,863,990
a	Rain Carbon, Inc., 12.25%, 9/01/29	United States	1,700,000	1,785,000

				3,648,990

	Commercial & Professional Services 4.0%
a	APX Group, Inc., 5.75%, 7/15/29	United States	1,200,000	1,012,544
a	Gartner, Inc., 3.625%, 6/15/29	United States	1,000,000	856,488
	Grand Canyon University, 5.125%, 10/01/28	United States	1,900,000	1,730,976
a	H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	2,100,000	1,795,530
a	MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	1,600,000	1,203,144
a	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	1,900,000	1,666,485
a	PROG Holdings, Inc., 6.00%, 11/15/29	United States	800,000	698,960

				8,964,127

	Commercial Services 1.3%
a	Ashtead Capital, Inc., 1.50%, 8/12/26	United Kingdom	700,000	616,373
	United Rentals North America, Inc., 5.50%, 5/15/27	United States	2,300,000	2,237,468

				2,853,841

	Construction Materials 1.1%
a	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	800,000	792,000
a	Camelot Return Merger Sub, Inc., 8.75%, 8/01/28	United States	200,000	193,184
a	Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	1,600,000	1,542,280

				2,527,464

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Consumer Discretionary Distribution & Retail 1.1%
a	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30	United States	1,200,000	$979,555
a	Gap, Inc., 3.625%, 10/01/29	United States	700,000	518,862
	Macy’s Retail Holdings LLC,
a	6.125%, 3/15/32	United States	400,000	330,552
a	5.875%, 3/15/30	United States	700,000	594,209

				2,423,178

	Consumer Durables & Apparel 0.4%
a	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,200,000	983,628

	Consumer Services 4.7%
a,b,c	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
	Carnival Corp.,
a	7.625%, 3/01/26	United States	800,000	778,775
a	senior note, 5.75%, 3/01/27	United States	2,200,000	1,993,396
a	NCL Corp. Ltd., 5.875%, 3/15/26	United States	1,300,000	1,201,724
a	Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	1,800,000	1,700,578
a	Station Casinos LLC, 4.50%, 2/15/28	United States	1,900,000	1,659,489
a	Studio City Finance Ltd., 5.00%, 1/15/29	United States	2,300,000	1,732,406
a	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25	United States	1,500,000	1,476,241

				10,542,609

	Distribution/Wholesale 0.2%
a	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	400,000	399,580

	Diversified Financial Services 1.8%
a	GGAM Finance Ltd., 8.00%, 6/15/28	Ireland	1,600,000	1,598,460
a	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	800,000	688,448
	OneMain Finance Corp., 9.00%, 1/15/29	United States	1,500,000	1,496,640
a	PRA Group, Inc., 8.375%, 2/01/28	United States	300,000	273,187

				4,056,735

	Electric 0.4%
a	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	800,000	820,793

	Energy 10.6%
a	Antero Resources Corp., 7.625%, 2/01/29	United States	601,000	609,604
a	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	1,500,000	1,296,258
a	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	479,618
	Cheniere Energy Partners LP, 4.50%, 10/01/29	United States	500,000	453,297
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	1,300,000	1,196,476
a	Chesapeake Energy Corp., 6.75%, 4/15/29	United States	2,000,000	1,959,216
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/01/25	United States	500,000	492,365
a	CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,031,800
a	CSI Compressco LP/CSI Compressco Finance, Inc., first lien, 7.50%, 4/01/25	United States	1,000,000	973,640
a	DT Midstream, Inc., 4.125%, 6/15/29	United States	700,000	606,110
a	Enerflex Ltd., 9.00%, 10/15/27	Canada	1,000,000	988,545
	EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	1,900,000	1,815,545
a	EQM Midstream Partners LP, 7.50%, 6/01/27	United States	1,600,000	1,604,747
a	Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	2,400,000	2,240,448
	Hilcorp Energy I LP/Hilcorp Finance Co.,
a	6.00%, 2/01/31	United States	400,000	353,421
a	senior note, 5.75%, 2/01/29	United States	1,000,000	904,074
a	Kinetik Holdings LP, 5.875%, 6/15/30	United States	1,300,000	1,220,245
a	Nabors Industries Ltd., senior note, 7.25%, 1/15/26	United States	500,000	483,700
a	Nabors Industries, Inc., 7.375%, 5/15/27	United States	500,000	484,148

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Energy (continued)
	Occidental Petroleum Corp., 8.875%, 7/15/30	United States	700,000	$787,731
a	SunCoke Energy, Inc., 4.875%, 6/30/29	United States	600,000	510,576
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	700,000	679,192
	Venture Global Calcasieu Pass LLC,
a	4.125%, 8/15/31	United States	700,000	575,142
a	3.875%, 8/15/29	United States	900,000	758,307
a	Weatherford International Ltd., 6.50%, 9/15/28	United States	1,100,000	1,101,193

				23,605,398

	Entertainment 1.6%
a	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	1,700,000	1,723,375
a	Banijay Entertainment SASU, 8.125%, 5/01/29	France	1,200,000	1,191,870
a	Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	600,000	584,473

				3,499,718

	Financial Services 5.9%
a	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	2,000,000	1,510,535
a	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	1,400,000	1,085,148
	Iron Mountain, Inc.,
a	5.625%, 7/15/32	United States	600,000	518,647
a	7.00%, 2/15/29	United States	1,000,000	978,943
a	Jefferson Capital Holdings LLC, 6.00%, 8/15/26	United States	1,500,000	1,328,574
a	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29	United States	1,600,000	1,294,552
a	Necessity Retail REIT, Inc./American Finance Operating Partner LP,4.50%, 9/30/28	United States	1,900,000	1,445,387
a	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/01/27	United States	1,500,000	1,395,683
a	PRA Group, Inc., 5.00%, 10/01/29	United States	1,500,000	1,141,004
a	RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28	United States	500,000	491,717
	VICI Properties LP/VICI Note Co., Inc.,
a	5.75%, 2/01/27	United States	200,000	193,812
a	3.875%, 2/15/29	United States	2,000,000	1,730,357

				13,114,359

	Food 1.9%
a	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29	United States	1,700,000	1,450,900
	Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	1,700,000	1,670,381
a	U.S. Foods, Inc., 7.25%, 1/15/32	United States	1,100,000	1,100,264

				4,221,545

	Food, Beverage & Tobacco 0.5%
a	Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	1,200,000	1,027,296

	Hand/Machine Tools 0.5%
	Regal Rexnord Corp.,
a	6.40%, 4/15/33	United States	500,000	482,126
a	6.30%, 2/15/30	United States	600,000	580,046

				1,062,172

	Health Care Equipment & Services 2.4%
	Centene Corp., 4.25%, 12/15/27	United States	2,100,000	1,937,806
	CHS/Community Health Systems, Inc.,
a	6.875%, 4/15/29	United States	900,000	479,250
a	senior secured note, 6.00%, 1/15/29	United States	1,100,000	889,533
a	DaVita, Inc., 4.625%, 6/01/30	United States	2,500,000	2,055,903

				5,362,492

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Healthcare-Products 0.7%
a	Garden Spinco Corp., 8.625%, 7/20/30	United States	1,600,000	$1,671,769

	Healthcare-Services 2.3%
a	CHS/Community Health Systems, Inc., 8.00%, 3/15/26	United States	500,000	477,108
a	Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	2,000,000	1,948,530
	Tenet Healthcare Corp.,
a	6.75%, 5/15/31	United States	500,000	482,860
	6.125%, 10/01/28	United States	1,000,000	939,680
	6.125%, 6/15/30	United States	1,500,000	1,408,199

				5,256,377

	Home Builders 0.5%
a	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	1,000,000	1,007,760

	Household & Personal Products 1.0%
a	Spectrum Brands, Inc., 5.50%, 7/15/30	United States	800,000	726,290
a	VM Consolidated, Inc., 5.50%, 4/15/29	United States	1,600,000	1,441,982

				2,168,272

	Household Products 0.4%
a	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	900,000	879,723

	Insurance 0.8%
a	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/28	United States	700,000	676,224
a	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	1,000,000	1,019,259

				1,695,483

	Iron/Steel 0.4%
	ATI, Inc., 7.25%, 8/15/30	United States	1,000,000	993,720

	Leisure Time 0.3%
a	Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	600,000	643,787

	Lodging 0.8%
	Las Vegas Sands Corp.,
	3.20%, 8/08/24	United States	600,000	580,851
	3.50%, 8/18/26	United States	1,400,000	1,274,925

				1,855,776

	Machinery-Diversified 0.1%
a	Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 4/15/26	Canada	300,000	294,383

	Materials 6.9%
a	Advanced Drainage Systems, Inc., 6.375%, 6/15/30	United States	1,000,000	961,585
a	Arcosa, Inc., 4.375%, 4/15/29	United States	1,400,000	1,223,240
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
a	senior note, 5.25%, 8/15/27	Luxembourg	200,000	167,164
a	first lien, 5.25%, 4/30/25	Luxembourg	1,700,000	1,658,913
a	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28	United States	300,000	214,113
a	Consolidated Energy Finance SA, 5.625%, 10/15/28	Luxembourg	400,000	330,896
a	Constellium SE, 3.75%, 4/15/29	France	1,800,000	1,509,996
a	Eco Material Technologies, Inc., 7.875%, 1/31/27	United States	1,300,000	1,240,836
a	Gates Global LLC/Gates Corp., senior note, 6.25%, 1/15/26	United States	1,600,000	1,560,996
a	Glatfelter Corp., 4.75%, 11/15/29	United States	900,000	594,000
a	GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	550,000	507,714
a	Novelis Corp., 4.75%, 1/30/30	United States	1,800,000	1,560,221
a	OI European Group BV, 4.75%, 2/15/30	United States	1,200,000	1,045,435
a	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,500,000	1,332,900

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Materials (continued)
a	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	$21,363
a	Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,600,000	1,493,653

				15,423,025

	Media & Entertainment 8.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
a	5.375%, 6/01/29	United States	1,400,000	1,257,533
a	4.50%, 8/15/30	United States	1,700,000	1,397,601
a	Clear Channel International BV, 6.625%, 8/01/25	United States	600,000	593,797
a	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29	United States	1,500,000	1,149,231
a	Cogent Communications Group, Inc., 3.50%, 5/01/26	United States	1,200,000	1,109,580
a	CSC Holdings LLC, 7.50%, 4/01/28	United States	2,500,000	1,627,438
	Diamond Sports Group LLC/Diamond Sports Finance Co.,
a,b	senior note, 6.625%, 8/15/27	United States	900,000	18,563
a,b	5.375%, 8/15/26	United States	900,000	20,250
a	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27 .	United States	2,100,000	1,859,445
a	DISH DBS Corp., 5.75%, 12/01/28	United States	2,300,000	1,772,437
a	EquipmentShare.com, Inc., 9.00%, 5/15/28	United States	1,600,000	1,540,000
a	Everi Holdings, Inc., 5.00%, 7/15/29	United States	1,100,000	948,068
	Netflix, Inc., 6.375%, 5/15/29	United States	600,000	620,164
a	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., senior note, 6.00%, 2/15/28	United States	800,000	655,651
a	Sirius XM Radio, Inc., 4.00%, 7/15/28	United States	1,900,000	1,623,727
a	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	900,000	839,153
a	Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	1,400,000	1,158,317

				18,190,955

	Miscellaneous Manufacturing 0.7%
a	Calderys Financing LLC, 11.25%, 6/01/28	France	1,600,000	1,640,891

	Oil & Gas 3.6%
a	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,000,000	999,365
	Civitas Resources, Inc.,
a	8.75%, 7/01/31	United States	900,000	920,447
a	8.375%, 7/01/28	United States	1,200,000	1,222,500
a	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28	United States	2,000,000	1,931,917
a	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30	United States	500,000	498,485
a	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	100,000	101,835
a	Transocean, Inc., 8.75%, 2/15/30	United States	855,000	874,998
	Vital Energy, Inc.,
	10.125%, 1/15/28	United States	700,000	714,270
	9.75%, 10/15/30	United States	800,000	818,559

				8,082,376

	Oil & Gas Services 0.2%
a	Oceaneering International, Inc., 6.00%, 2/01/28	United States	500,000	471,545

	Packaging & Containers 2.1%
a	LABL, Inc., 9.50%, 11/01/28	United States	600,000	615,750
	Mauser Packaging Solutions Holding Co.,
a	9.25%, 4/15/27	United States	500,000	437,738
a	7.875%, 8/15/26	United States	2,100,000	2,028,350
a	Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31	United States	1,000,000	978,750
a	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	600,000	581,751

				4,642,339

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Pharmaceuticals 1.3%
a	1375209 BC Ltd., 9.00%, 1/30/28	Canada	261,000	$258,302
	Bausch Health Cos., Inc.,
a	14.00%, 10/15/30	Canada	92,000	54,768
a	11.00%, 9/30/28	Canada	465,000	316,642
a	BellRing Brands, Inc., 7.00%, 3/15/30	United States	1,200,000	1,183,181
	Teva Pharmaceutical Finance Netherlands III BV,
	7.875%, 9/15/29	Israel	500,000	507,157
	8.125%, 9/15/31	Israel	600,000	621,481

				2,941,531

	Pharmaceuticals, Biotechnology & Life Sciences 1.8%
a	Bausch Health Cos., Inc., 4.875%, 6/01/28	United States	1,000,000	570,371
a	Kedrion SpA, 6.50%, 9/01/29	Italy	2,200,000	1,897,500
a,b	Par Pharmaceutical, Inc., senior secured note, 7.50%, 4/01/27	United States	400,000	285,592
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,300,000	1,194,418

				3,947,881

	Pipelines 1.8%
a	EnLink Midstream LLC, senior note, 6.50%, 9/01/30	United States	700,000	679,764
a	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	2,100,000	2,136,278
	Venture Global LNG, Inc.,
a	8.375%, 6/01/31	United States	600,000	590,425
a	8.125%, 6/01/28	United States	700,000	693,611

				4,100,078

	Real Estate Management & Development 0.4%
a	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	800,000	791,145

	Retail 0.8%
a	Bausch & Lomb Escrow Corp., 8.375%, 10/01/28	United States	800,000	803,376
a	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	900,000	927,563

				1,730,939

	Software & Services 1.0%
a	Gartner, Inc., senior note, 4.50%, 7/01/28	United States	1,800,000	1,644,298
a	Rocket Software, Inc., 6.50%, 2/15/29	United States	800,000	661,072

				2,305,370

	Technology Hardware & Equipment 0.3%
a	McAfee Corp., 7.375%, 2/15/30	United States	800,000	670,690

	Telecommunication Services 1.7%
a	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	375,040
a	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	888,071
a	CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	1,024,461
a	Iliad Holding SASU, 6.50%, 10/15/26	France	1,600,000	1,504,949

				3,792,521

	Telecommunications 0.1%
a	Viasat, Inc., 7.50%, 5/30/31	United States	500,000	330,875

	Transportation 0.5%
a	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,200,000	1,016,814

	Utilities 3.7%
	Calpine Corp.,
a	senior note, 5.125%, 3/15/28	United States	1,100,000	980,742
a	first lien, 4.50%, 2/15/28	United States	1,300,000	1,172,946

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Utilities (continued)
a	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	1,900,000	$1,564,008
a	TTM Technologies, Inc., 4.00%, 3/01/29	United States	1,900,000	1,577,653
a	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	3,100,000	2,959,247

				8,254,596

	Total Corporate Bonds & Notes (Cost $224,874,777)			205,695,024

			Shares

	Common Stocks 0.7%
	Electric 0.7%
d	Talen Energy Corp.	United States	12,827	678,548
d	Talen Energy Supply LLC	United States	18,208	963,203

				1,641,751

	Total Common Stocks (Cost $1,148,183)			1,641,751

			Principal Amount

	Senior Floating Rate Interests 3.7%
	Materials 0.9%
	Hexion Holdings Corp.,
e	2022 USD Term Loan, TBD, 3/15/29	United States	1,086,250	1,035,403
e	TBD, 3/15/30	United States	1,186,047	977,006

				2,012,409

	Software & Services 1.3%
	Athenahealth Group, Inc., 2022 Term Loan B, 8.568%, 2/15/29	United States	1,496,583	1,472,735
	McAfee LLC, 2022 USD Term Loan B, 9.18%, 3/01/29	United States	1,382,500	1,352,686

				2,825,421

	Chemicals 0.7%
	PMHC II, Inc., 2022 Term Loan B, 9.699%, 4/23/29	United States	1,683,000	1,592,917

	Media & Entertainment 0.8%
e	Diamond Sports Group LLC, TBD, zero cpn, 5/25/26	United States	198,816	103,385
e	Fertitta Entertainment LLC, 2022 Term Loan B, TBD, zero cpn, 1/27/29	United States	1,674,500	1,660,459

				1,763,844

	Total Floating Rate Loans (Cost $8,626,299)			8,194,591

	Total Investments before Short-Term Investments (Cost $234,649,259)			215,531,366

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount	Value

	Short-Term Investments 2.6%
	U.S. Government & Agency Securities 2.6%
f	Federal Home Loan Bank Discount Notes, 10/02/23	United States	5,795,000	$5,795,000

	Total Short-Term Investments (Cost $5,794,163)			5,795,000

	Total Investments (Cost $240,443,422) 98.9%			221,326,366

	Other Assets, less Liabilities 1.1%			2,415,145

	Net Assets 100.0%			$223,741,511

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $177,288,984, representing 79.2% of net assets.

bSee Note 7 regarding defaulted securities.

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dNon-income producing.

eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

fThe security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Income Focus ETF *

Period Ended September 30, 2023

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[a]:

Net investment income[b]	0.43

Net realized and unrealized gains (losses)	(0.85)

Total from investment operations	(0.42)

Less distributions from net investment income	(0.33)

Net asset value, end of period	$24.25

Total return[c]	(1.73)%

Ratios to average net assets[d]

Total expenses	0.38%

Net investment income	5.48%

Supplemental data

Net assets, end of period (000’s)	$97,007

Portfolio turnover rate[e]	9.11%[f]

*For the period June 06, 2023 (commencement of operations) to September 30, 2023.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	9.11%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Income Focus ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 52.5%
	Advertising 0.5%
a	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27	United States	545,000	$484,487

	Aerospace & Defense 1.0%
	Boeing Co., 5.15%, 5/01/30	United States	500,000	477,905
	TransDigm, Inc., 5.50%, 11/15/27	United States	525,000	492,106

				970,011

	Agriculture 0.7%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	450,000	475,795
	6.421%, 8/02/33	United Kingdom	250,000	243,193

				718,988

	Airlines 2.2%
a	American Airlines, Inc., 11.75%, 7/15/25	United States	650,000	699,278
a	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	775,000	736,802
a	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	656,250	650,867

				2,086,947

	Auto Manufacturers 1.7%
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	960,000	973,232
	General Motors Financial Co., Inc., 6.40%, 1/09/33	United States	715,000	698,884

				1,672,116

	Banks 4.6%
	Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	685,000	704,026
	Citigroup, Inc., 6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	473,373
	Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	492,066
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	495,445
	Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	698,000	702,349
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	462,828
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	458,476
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	751,000	702,402

				4,490,965

	Biotechnology 0.5%
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	620,000	481,664

	Chemicals 2.0%
	Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	699,358
a	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	525,000
a	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	830,000	733,381

				1,957,739

	Commercial Services & Supplies 1.5%
a	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	487,425
a	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	600,000	510,301
a	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	472,784

				1,470,510

	Construction Materials 1.2%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	708,898
a	Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	500,000	481,962

				1,190,860

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Electric 2.2%
a	NRG Energy, Inc., 3.625%, 2/15/31	United States	945,000	$718,002
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	525,000	488,504
	Southern Co., 5.70%, 10/15/32	United States	480,000	472,004
a	Vistra Operations Co. LLC, 3.70%, 1/30/27	United States	535,000	488,398

				2,166,908

	Entertainment 0.5%
a	Caesars Entertainment, Inc., 8.125%, 7/01/27	United States	475,000	477,625

	Financial Services 1.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/28	Ireland	500,000	488,859
	Capital One Financial Corp., 5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	760,000	685,509
	Charles Schwab Corp., 5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	466,438

				1,640,806

	Food 1.0%
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	United States	530,000	485,381
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	500,000	470,520

				955,901

	Hand/Machine Tools 0.5%
a	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	482,126

	Health Care Providers & Services 5.7%
	Centene Corp., 2.50%, 3/01/31	United States	930,000	715,531
a	CHS/Community Health Systems, Inc., 8.00%, 3/15/26	United States	1,500,000	1,431,324
a	DaVita, Inc., 4.625%, 6/01/30	United States	1,145,000	941,604
a	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	467,806
	HCA, Inc., 5.625%, 9/01/28	United States	735,000	717,112
	Tenet Healthcare Corp., 6.125%, 10/01/28	United States	1,290,000	1,212,187

				5,485,564

	Healthcare-Products 1.5%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	471,574
a	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	960,565

				1,432,139

	Insurance 1.0%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	475,821
a	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	481,358

				957,179

	Internet 1.3%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	480,007
	Netflix, Inc., 5.875%, 11/15/28	United States	720,000	725,876

				1,205,883

	Iron/Steel 0.5%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	482,172

	IT Services 1.0%
	HP, Inc., 5.50%, 1/15/33	United States	500,000	469,089
a	McAfee Corp., 7.375%, 2/15/30	United States	565,000	473,675

				942,764

	Leisure Time 1.0%
a	Carnival Corp., 7.625%, 3/01/26	United States	1,015,000	988,071

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Lodging 1.0%
a	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	525,000	$488,872
a	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	530,000	495,966

				984,838

	Media 0.5%
a	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	484,844

	Mining 2.2%
a	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	550,000	487,225
a	First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	500,000	498,216
a	FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	520,000	473,614
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	710,387

				2,169,442

	Oil & Gas 1.2%
a	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	479,618
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	710,038

				1,189,656

	Oil & Gas Services 0.8%
a	Weatherford International Ltd., 8.625%, 4/30/30	United States	740,000	746,320

	Packaging & Containers 2.0%
a	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	885,000	739,701
	Mauser Packaging Solutions Holding Co.,
	[a]7.875%, 8/15/26	United States	735,000	709,923
	[a]9.25%, 4/15/27	United States	525,000	459,624

				1,909,248

	Pharmaceuticals 2.0%
a	1375209 BC Ltd., 9.00%, 1/30/28	Canada	725,000	717,506
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	473,194
a	Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	830,000	736,376

				1,927,076

	Pipelines 1.7%
	Kinder Morgan, Inc., 5.20%, 6/01/33	United States	515,000	476,656
a	Venture Global LNG, Inc., 8.125%, 6/01/28	United States	740,000	733,246
	Williams Cos., Inc., 3.50%, 11/15/30	United States	550,000	474,576

				1,684,478

	Real Estate Management & Development 1.7%
	American Tower Corp., 5.55%, 7/15/33	United States	495,000	472,220
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	465,560
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	716,911

				1,654,691

	Retail 1.2%
a	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	840,000	712,820
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	500,000	470,936

				1,183,756

	Semiconductors 1.3%
a	Broadcom, Inc., 3.469%, 4/15/34	United States	915,000	719,022
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	489,641

				1,208,663

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

	Country	Principal Amount*	Value

Corporate Bonds & Notes (continued)
Software 1.0%
Oracle Corp., 6.25%, 11/09/32	United States	470,000	$476,062
Workday, Inc., 3.80%, 4/01/32	United States	550,000	471,772

			947,834

Telecommunications 2.1%
CommScope, Inc.,
[a]8.25%, 3/01/27	United States	615,000	402,770
[a]6.00%, 3/01/26	United States	775,000	724,314
Sprint LLC, 7.625%, 3/01/26	United States	470,000	483,392
T-Mobile USA, Inc., 5.05%, 7/15/33	United States	500,000	464,080

			2,074,556

Total Corporate Bonds & Notes (Cost $52,614,785)			50,906,827

U.S. Government & Agency Securities 6.5%
U.S. Treasury Bonds, 3.625%, 5/15/53	United States	3,665,000	3,035,365
U.S. Treasury Notes,
3.375%, 5/15/33	United States	2,560,000	2,322,000
3.875%, 4/30/25	United States	1,000,000	979,746

Total U.S. Government & Agency Securities (Cost $6,993,241)			6,337,111

		Shares

Common Stocks 19.2%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	United States	1,040	425,318
RTX Corp.	United States	5,200	374,244

			799,562

Air Freight & Logistics 0.5%
United Parcel Service, Inc. Class B	United States	2,880	448,906

Banks 2.9%
Bank of America Corp.	United States	31,800	870,684
Citigroup, Inc.	United States	10,720	440,913
JPMorgan Chase & Co.	United States	7,040	1,020,941
Truist Financial Corp.	United States	15,520	444,027

			2,776,565

Biotechnology 1.7%
AbbVie, Inc.	United States	6,780	1,010,627
Amgen, Inc.	United States	2,240	602,022

			1,612,649

Capital Markets 0.9%
Morgan Stanley	United States	11,000	898,370

Consumer Staples Distribution & Retail 0.4%
Target Corp.	United States	3,680	406,898

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	United States	14,400	466,704

Electric Utilities 2.0%
Duke Energy Corp.	United States	11,120	981,451
Southern Co.	United States	14,320	926,791

			1,908,242

Household Products 0.5%
Procter & Gamble Co.	United States	3,360	490,090

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Industrial Conglomerates 0.5%
	Honeywell International, Inc.	United States	2,480	$458,155

	Metals & Mining 1.0%
	Rio Tinto PLC ADR	Australia	15,760	1,002,966

	Multi-Utilities 0.5%
	Dominion Energy, Inc.	United States	10,000	446,700

	Oil, Gas & Consumable Fuels 3.3%
	Chevron Corp.	United States	12,720	2,144,846
	Exxon Mobil Corp.	United States	4,720	554,978
	TotalEnergies SE ADR	France	8,500	558,960

				3,258,784

	Pharmaceuticals 1.3%
	Bristol-Myers Squibb Co.	United States	15,200	882,208
	Pfizer, Inc.	United States	12,960	429,883

				1,312,091

	Semiconductors & Semiconductor Equipment 1.4%
	Analog Devices, Inc.	United States	5,100	892,959
	Texas Instruments, Inc.	United States	2,800	445,228

				1,338,187

	Specialty Retail 0.5%
	Home Depot, Inc.	United States	1,680	507,629

	Tobacco 0.5%
	Philip Morris International, Inc.	United States	5,210	482,342

	Total Common Stocks (Cost $19,066,985)			18,614,840

	Equity-Linked Securities 20.5%
	Other 20.5%
a	BofA Finance LLC	United States	350	1,499,245
a	BofA Finance LLC	United States	350	1,499,579
a	Citigroup Global Markets Holdings, Inc.	United States	350	1,501,895
a	GS Finance Corp.	United States	352	1,496,857
a	GS Finance Corp.	United States	462	1,987,712
a	JPMorgan Chase Financial Co. LLC	United States	350	1,504,361
a	Morgan Stanley Finance LLC	United States	350	1,498,982
a	Royal Bank of Canada	Canada	452	1,950,176
a	Royal Bank of Canada	Canada	447	1,920,634
a	UBS AG	Switzerland	350	1,503,547
a	Wells Fargo Bank NA	United States	350	1,500,821
a	Wells Fargo Bank NA	United States	465	1,996,682

				19,860,491

	Total Equity-Linked Securities (Cost $19,962,792)			19,860,491

	Total Investments (Cost $98,637,803) 98.7%			95,719,269

	Other Assets, less Liabilities 1.3%			1,288,054

	Net Assets 100.0%			$97,007,323

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $44,363,309, representing 45.7% of net assets.

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury Bond Ultra	Long	40	$4,747,500	12/19/23	$(259,005)

*As of period end.

The Fund had the following option written contracts open at September 30, 2023:

Written Options

Description	Strike Price	Expiration Date	Contracts	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Put Options Written
Exxon Mobil Corp. Oct23 100 Put	$100.00	10/20/23	(10,000)	$(12,282)	$11,682
Johnson Controls Internationals Oct23 55 Put	55.00	10/20/23	(10,000)	(8,382)	(11,618)
Microsoft Corp. Oct23 285 Put	285.00	10/20/23	(3,000)	(9,444)	7,464
Texas Instruments, Inc. Oct23 155 Put	155.00	10/20/23	(3,000)	(7,765)	1,405
					$8,933
Call Options Written
AbbVie Inc. Oct23 160 Call	$160.00	10/20/23	(6,700)	$(10,909)	$10,105
Amgen, Inc. Oct23 280 Call	280.00	10/20/23	(2,200)	(7,498)	5,188
Chevron Corp. Oct23 175 Call	175.00	10/20/23	(12,700)	(20,297)	8,994
Home Depot, Inc. Oct23 350 Call	350.00	10/20/23	(1,600)	(6,445)	6,381
					$30,668

See Note 8 regarding other derivative information.

See Abbreviations on page 220.

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Financial Highlights

Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$44.16	$46.30	$43.24	$20.67	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.03)	—	(0.10)	(0.06)	—

Net realized and unrealized gains (losses)	0.11	(2.14)	3.25	22.63	(4.33)

Total from investment operations	0.08	(2.14)	3.15	22.57	(4.33)

Less distributions from:

Net investment income	—	—	—	(—)[d]	—

Net realized gains	—	—	(0.09)	—	—

Total distributions	—	—	(0.09)	—	—

Net asset value, end of period	$44.24	$44.16	$46.30	$43.24	$20.67

Total return[e]	0.18%	(4.62)%	7.27%	109.21%	(17.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.50%	0.77%	2.19%	12.91%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.11)%	—%	(0.21)%	(0.17)%	0.20%

Supplemental data

Net assets, end of period (000’s)	$19,907	$8,832	$11,574	$10,809	$2,067

Portfolio turnover rate[g]	19.99%[h]	19.82%[h]	35.98%[h]	75.25%[h]	—%[h]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.005 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h] Portfolio turnover rate excluding cash creations was as follows:	19.71%	19.38%	35.98%	75.25%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Intelligent Machines ETF

		Country	Shares	Value
	Common Stocks 97.1%
	Aerospace & Defense 2.8%
a	Axon Enterprise, Inc.	United States	2,790	$555,182

	Automobiles 5.5%
a	Tesla, Inc.	United States	4,394	1,099,467

	Computers & Peripherals 4.7%
	Apple, Inc.	United States	5,517	944,566

	Construction & Engineering 3.0%
	Quanta Services, Inc.	United States	2,431	454,767
	Valmont Industries, Inc.	United States	606	145,567

				600,334

	Electrical Equipment 1.1%
	Eaton Corp. PLC	United States	914	194,938
a	Sunrun, Inc.	United States	2,217	27,845

				222,783

	Electronic Equipment, Instruments & Components 7.3%
	Amphenol Corp., Class A	United States	2,938	246,763
	Keyence Corp.	Japan	1,405	522,550
a	Keysight Technologies, Inc.	United States	1,506	199,259
	Samsung SDI Co. Ltd.	South Korea	756	286,847
	TE Connectivity Ltd.	United States	675	83,383
a	Trimble, Inc.	United States	840	45,242
a	Zebra Technologies Corp., Class A	United States	281	66,465

				1,450,509

	Ground Transportation 0.2%
a	Uber Technologies, Inc.	United States	1,075	49,439

	Health Care Equipment & Supplies 9.6%
a	Align Technology, Inc.	United States	64	19,540
a	Dexcom, Inc.	United States	3,699	345,117
a	IDEXX Laboratories, Inc.	United States	702	306,964
a	Inspire Medical Systems, Inc.	United States	1,290	255,988
a	Insulet Corp.	United States	315	50,239
a	Intuitive Surgical, Inc.	United States	3,213	939,128

				1,916,976

	Household Durables 0.6%
	Panasonic Holdings Corp.	Japan	10,140	114,294

	Industrial Conglomerates 1.1%
	Honeywell International, Inc.	United States	496	91,631
	Siemens AG	Germany	821	117,920

				209,551

	Semiconductors & Semiconductor Equipment 35.9%
a	Advanced Micro Devices, Inc.	United States	1,016	104,465
	Analog Devices, Inc.	United States	2,241	392,377
	Applied Materials, Inc.	United States	4,037	558,923
	ASM International NV	Netherlands	1,251	526,487
	ASML Holding NV	Netherlands	1,416	833,543
a	Enphase Energy, Inc.	United States	346	41,572
	Entegris, Inc.	United States	3,548	333,193
a	First Solar, Inc.	United States	605	97,762
	Infineon Technologies AG	Germany	6,806	225,939
	Intel Corp.	United States	800	28,440
	KLA Corp.	United States	496	227,495

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SCHEDULE OF INVESTMENTS

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Lam Research Corp.	United States	476	$298,342
	Microchip Technology, Inc.	United States	1,371	107,006
	NVIDIA Corp.	United States	4,541	1,975,290
	NXP Semiconductors NV	Netherlands	513	102,559
a	SiTime Corp.	United States	955	109,109
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	6,382	554,596
	Teradyne, Inc.	United States	4,059	407,767
	Texas Instruments, Inc.	United States	1,002	159,328
a	Wolfspeed, Inc.	United States	1,398	53,264

				7,137,457

	Software 25.3%
a	Altair Engineering, Inc., Class A	United States	3,504	219,210
a	ANSYS, Inc.	United States	1,380	410,619
a	Atlassian Corp., Class A	United States	693	139,646
a	Autodesk, Inc.	United States	1,893	391,681
	Bentley Systems, Inc., Class B	United States	2,414	121,086
a	Cadence Design Systems, Inc.	United States	4,053	949,618
	Constellation Software, Inc.	Canada	225	466,654
	Dassault Systemes SE	France	4,582	171,223
a	Descartes Systems Group, Inc.	Canada	7,437	548,369
a	Lumine Group, Inc.	Canada	675	10,045
a	PTC, Inc.	United States	2,901	411,014
	Roper Technologies, Inc.	United States	450	217,926
a	Synopsys, Inc.	United States	2,118	972,098

				5,029,189

	Total Common Stocks (Cost $19,532,102)			19,329,747

	Warrant 0.0%
	Software 0.0%
a,b	Constellation Software, Inc.	Canada	225	—

	Total Investments (Cost $19,532,102) 97.1%			19,329,747

	Other Assets, less Liabilities 2.9%			577,296

	Net Assets 100.0%			$19,907,043

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Aggregate Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.59	$23.65	$25.02	$24.95	$24.56	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.21	0.19	0.05	(0.01)	0.22	0.39

Net realized and unrealized gains (losses)	(0.41)	(0.77)	(0.87)	0.19	0.78	(0.40)

Total from investment operations	(0.20)	(0.58)	(0.82)	0.18	1.00	(0.01)

Less distributions from:

Net investment income	—	(3.48)	(0.42)	(0.11)	(0.09)	(0.43)

Net realized gains	—	—	(0.13)	—	(0.52)	—

Total distributions	—	(3.48)	(0.55)	(0.11)	(0.61)	(0.43)

Net asset value, end of period	$19.39	$19.59	$23.65	$25.02	$24.95	$24.56

Total return[d]	(1.02)%	(2.38)%	(3.35)%	0.72%	4.05%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.25%	0.25%	0.39%	0.58%	3.23%	2.32%

Expenses net of waiver and payments by affiliates	0.25%	0.25%	0.25%	0.25%	0.28%	0.35%

Net investment income (loss)	2.13%	0.86%	0.21%	(0.03)%	0.87%	1.91%

Supplemental data

Net assets, end of period (000’s)	$311,228	$276,164	$193,968	$181,405	$4,989	$4,912

Portfolio turnover rate[f]	12.80%[g]	31.03%[g]	24.12%[g]	72.21%[g]	66.78%[g]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g] Portfolio turnover rate excluding cash creations was as follows:	12.80%	31.03%	24.12%	72.21%	66.78%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 81.6%
	Australia 3.1%
a	Australia Government Bonds, Series 149, 2.25%, 5/21/28	5,000,000	AUD	$2,964,020
a	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	2,200,000	AUD	1,352,785
a,b	Queensland Treasury Corp., 3.25%, 8/21/29	4,500,000	AUD	2,711,355
a	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	4,500,000	AUD	2,788,175

				9,816,335

	Austria 5.0%
	Republic of Austria Government Bonds,
	[a,b] 1.20%, 10/20/25	9,000,000	EUR	9,133,118
	[a,b] 1.50%, 2/20/47	9,000,000	EUR	6,312,349

				15,445,467

	Belgium 3.2%
a,b	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	11,000,000	EUR	9,825,058

	Canada 4.7%
	Canada Government Bonds,
	1.25%, 3/01/25	10,000,000	CAD	6,994,073
	5.00%, 6/01/37	5,500,000	CAD	4,455,597
	2.00%, 12/01/51	6,500,000	CAD	3,280,413

				14,730,083

	China 5.0%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,813,230
	China Development Bank,
	Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,320,532
	Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,521,126
	China Government Bonds,
	3.03%, 3/11/26	25,000,000	CNY	3,484,565
	2.85%, 6/04/27	25,000,000	CNY	3,468,291

				15,607,744

	Cyprus 1.1%
a	Cyprus Government International Bonds, 1.50%, 4/16/27	3,500,000	EUR	3,446,955

	France 8.0%
	French Republic Government Bonds OAT,
	[a] 2.00%, 11/25/32	14,500,000	EUR	13,741,251
	[a] 0.75%, 5/25/52	7,500,000	EUR	3,747,455
	[a,c] zero cpn., 11/25/29	8,500,000	EUR	7,425,318

				24,914,024

	Germany 9.4%
a,c	Bundesobligation, zero cpn., Series G, 10/10/25	8,000,000	EUR	7,954,930
a,c	Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	22,000,000	EUR	21,417,675

				29,372,605

	Italy 3.6%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	9,000,000	EUR	8,761,405
	[a,b] 2.45%, 9/01/50	3,600,000	EUR	2,382,882

				11,144,287

	Japan 9.6%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,000,000,000	JPY	7,014,026
	Japan Government Five Year Bonds, Series 142, 0.10%, 12/20/24	1,600,000,000	JPY	10,724,207
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	700,000,000	JPY	3,479,939
	Japan Government Twenty Year Bonds, 1.50%, 3/20/33	1,200,000,000	JPY	8,592,025

				29,810,197

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SCHEDULE OF INVESTMENTS

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico 3.8%
d	Mexico Bonos, Series M, 8.00%, 11/07/47	250,000,000	MXN	$11,811,074

	Netherlands 2.8%
	Netherlands Government Bonds,
	[a,b] 0.50%, 7/15/26	6,000,000	EUR	5,912,719
	[a,b] 0.50%, 1/15/40	4,000,000	EUR	2,763,222

				8,675,941

	Poland 3.5%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	55,000,000	PLN	10,930,631

	Romania 1.0%
a	Romania Government International Bonds, 2.00%, 1/28/32	4,000,000	EUR	3,053,063

	Spain 6.1%
	Spain Government Bonds,
	[a,b] 1.25%, 10/31/30	12,000,000	EUR	10,827,835
	[c] zero cpn., 1/31/25	8,000,000	EUR	8,064,848

				18,892,683

	Supranational 1.2%
a	European Union, 0.30%, 11/04/50	8,000,000	EUR	3,631,138

	Sweden 3.1%
	Sweden Government Bonds,
	[a] Series 1057, 1.50%, 11/13/23	44,000,000	SEK	4,016,873
	[a] Series 1060, 0.75%, 5/12/28	70,000,000	SEK	5,785,725

				9,802,598

	United Kingdom 7.4%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	10,800,000	GBP	13,553,548
	[a] 0.875%, 7/31/33	6,000,000	GBP	5,265,813
	[a] 3.75%, 1/29/38	3,800,000	GBP	4,171,768

				22,991,129

	Total Foreign Government and Agency Securities (Cost $290,385,055)			253,901,012

	Corporate Bonds & Notes 5.6%
	Denmark 0.0%
a	Nykredit Realkredit AS, Series CCE, 1.00%, 10/01/50	1,013,083	DKK	100,873

	France 0.5%
a	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,428,766

	Germany 1.0%
a	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	496,015
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,095,839
a,c	Siemens Financieringsmaatschappij NV, zero cpn., , 2/20/26	700,000	EUR	678,447

				3,270,301

	Supranational 1.3%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,732,703
a	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,302,059

				4,034,762

	United Kingdom 0.4%
a	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,372,155

	United States 2.4%
	AbbVie, Inc., 1.375%, 5/17/24	1,000,000	EUR	1,039,507
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	999,638
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,156,401

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SCHEDULE OF INVESTMENTS

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value

	Corporate Bonds & Notes (continued)
	United States (continued)
	Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	$1,225,246
a	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	988,344
	Stryker Corp., 0.25%, 12/03/24	1,000,000	EUR	1,011,340
	Verizon Communications, Inc., 0.875%, 4/02/25	1,000,000	EUR	1,009,470

				7,429,946

	Total Corporate Bonds & Notes (Cost $21,216,170)			17,636,803

	Total Investments before Short Term Investments ($311,601,225)			271,537,815

	Short-Term Investments 4.6%
	U.S. Government & Agency Securities 4.6%
c	Federal Home Loan Bank Discount Notes, 10/02/23	14,210,000		14,210,000

	Total Short-Term Investments (Cost $14,207,947)			14,210,000

	Total Investments (Cost $325,809,172) 91.8%			285,747,815

	Other Assets, less Liabilities 8.2%			25,480,064

	Net Assets 100.0%			$311,227,879

* The principal amount is stated in U.S. dollars unless otherwise indicated.

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of was $170,313,094, representing 54.7% of net assets.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $49,868,538, representing 16.0% of net assets.

c The security was issued on a discount basis with no stated coupon rate.

d Principal amount is stated in 100 Mexican Peso Units.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	1,400,000	$937,908	10/25/23	$34,244	$—
Australian Dollar	CITI	Sell	13,990,000	9,514,669	10/25/23	484,491	—
Canadian Dollar	CITI	Sell	1,800,000	1,358,481	10/25/23	28,339	—
Canadian Dollar	CITI	Sell	2,300,000	1,746,819	10/25/23	47,193	—
Canadian Dollar	CITI	Sell	16,920,000	12,867,478	10/25/23	364,139	—
Chinese Yuan	CITI	Sell	119,200,000	16,611,898	10/25/23	262,629	—
Danish Krone	CITI	Sell	1,141,000	172,814	10/25/23	10,705	—
Euro	CITI	Sell	2,600,000	2,919,906	10/25/23	165,713	—
Euro	CITI	Sell	7,500,000	8,217,375	10/25/23	272,587	—
Euro	CITI	Sell	5,500,000	6,207,233	10/25/23	381,056	—
Euro	CITI	Sell	119,254,622	134,384,098	10/25/23	8,057,079	—
Great British Pound	CITI	Sell	4,475,348	5,869,737	10/25/23	402,584	—
Great British Pound	CITI	Sell	19,495,968	25,173,526	10/25/23	1,356,956	—
Japanese Yen	CITI	Buy	1,600,000,000	11,604,883	10/25/23	—	(860,231)
Japanese Yen	CITI	Sell	7,049,000,000	51,126,762	10/25/23	3,789,853	—
Mexican Peso	CITI	Sell	18,000,000	1,036,791	10/25/23	6,723	—
Mexican Peso	CITI	Sell	90,000,000	5,224,607	10/25/23	74,269	—
Mexican Peso	CITI	Sell	119,100,000	6,972,905	10/25/23	157,291	—
Polish Zloty	CITI	Sell	4,500,000	1,095,652	10/25/23	65,807	—
Polish Zloty	CITI	Sell	41,050,000	10,310,358	10/25/23	915,885	—
Swedish Krona	CITI	Sell	4,000,000	370,281	10/25/23	2,836	—

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SCHEDULE OF INVESTMENTS

Franklin International Aggregate Bond ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	CITI	Sell	4,000,000	$370,281	10/25/23	$2,836	$—
Swedish Krona	CITI	Sell	97,500,000	9,596,154	10/25/23	639,693	—

Total Forward Exchange Contracts						$17,522,908	$(860,231)

Net unrealized appreciation (depreciation)							$16,662,677

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Note 8 regarding other derivative information.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Investment Grade Corporate ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.44	$23.71	$25.47	$24.22	$24.09	$23.97

Income from investment operations[a]:

Net investment income[b]	0.39	0.68	0.58	0.60	0.73	0.82

Net realized and unrealized gains (losses)	(1.09)	(2.22)	(1.63)	1.71	0.27	0.21

Total from investment operations	(0.70)	(1.54)	(1.05)	2.31	1.00	1.03

Less distributions from:

Net investment income	(0.43)	(0.73)	(0.66)	(0.83)	(0.81)	(0.91)

Net realized gains	—	—	(0.05)	(0.23)	(0.06)	—

Total distributions	(0.43)	(0.73)	(0.71)	(1.06)	(0.87)	(0.91)

Net asset value, end of period	$20.31	$21.44	$23.71	$25.47	$24.22	$24.09

Total return[c]	(3.30)%	(6.46)%	(4.30)%	9.43%	4.02%	4.46%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.42%	0.50%	0.58%	1.07%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	3.74%	3.13%	2.27%	2.27%	2.86%	3.49%

Supplemental data

Net assets, end of period (000’s)	$616,489	$644,363	$981,602	$1,018,639	$553,338	$18,065

Portfolio turnover rate[e]	10.54%[f]	27.84%[f]	36.76%[f]	53.32%[f]	52.17%[f]	22.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Ratios are annualized for periods less than one year.

e Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	10.54%	27.84%	36.76%	53.32%	52.17%

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin Investment Grade Corporate ETF

		`Country	Principal Amount*	Value
	Corporate Bonds & Notes 95.4%
	Aerospace & Defense 1.8%
	Boeing Co.,
	5.15%, 5/01/30	United States	2,000,000	$1,911,620
	3.65%, 3/01/47	United States	4,900,000	3,232,482
	Lockheed Martin Corp.,
	4.07%, 12/15/42	United States	3,300,000	2,706,956
	4.15%, 6/15/53	United States	3,800,000	3,002,902

				10,853,960

	Agriculture 1.6%
a	JT International Financial Services BV, 6.875%, 10/24/32	Japan	6,375,000	6,755,368
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,100,000	2,940,432

				9,695,800

	Air Freight & Logistics 0.6%
	FedEx Corp., 4.75%, 11/15/45	United States	4,600,000	3,761,322

	Airlines 1.7%
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	6,224,662	6,048,408
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	2,528,607	2,255,124
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	2,170,300	2,102,666

				10,406,198

	Banks 21.6%
	Banco Santander SA, 2.749%, 12/03/30	Spain	5,500,000	4,103,693
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	4,000,000	3,216,324
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	5,400,000	4,796,983
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	9,500,000	9,155,618
a	BNP Paribas SA, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,600,000	6,567,752
a	BPCE SA, 5.70%, 10/22/23	France	7,600,000	7,592,891
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,200,000	4,772,623
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	5,200,000	4,112,745
a	Credit Agricole SA, 4.375%, 3/17/25	France	2,700,000	2,610,089
	Deutsche Bank AG,
	2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	3,300,000	2,985,388
	0.898%, 5/28/24	Germany	3,500,000	3,378,505
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	4,135,000	3,755,712
	Goldman Sachs Group, Inc.,
	Series V, 4.125% to 12/31/99, FRN thereafter, 11/10/26	United States	2,000,000	1,638,356
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	9,700,000	8,652,964
	4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,400,000	1,347,664
	HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	4,700,000	4,369,856
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,700,000	4,623,012
	4.25%, 10/01/27	United States	6,000,000	5,696,595
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	4,550,000	3,623,749
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	4,200,000	4,049,664
	KeyBank NA, 4.15%, 8/08/25	United States	2,000,000	1,884,251
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	1,900,000	1,874,554
	Morgan Stanley,
	0.791% to 1/22/24, FRN thereafter, 1/22/25	United States	3,300,000	3,236,504
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	4,500,000	4,180,989
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,700,000	1,657,288
a	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	8,000,000	6,054,055
a	Standard Chartered PLC, 1.456% to 1/14/26, FRN thereafter, 1/14/27	United Kingdom	4,700,000	4,199,549
	Truist Bank, 3.30%, 5/15/26	United States	3,000,000	2,768,955

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
a	UniCredit SpA, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	4,000,000	$3,535,481
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	8,300,000	7,922,172
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	4,000,000	3,903,971

				133,203,241

	Banks 0.0%
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,000,000	935,289

	Beverages 2.1%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	3,500,000	3,052,609
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	3,500,000	3,428,533
	PepsiCo, Inc., 1.625%, 5/01/30	United States	8,000,000	6,431,783

				12,912,925

	Biotechnology 3.7%
	Amgen, Inc., 5.60%, 3/02/43	United States	9,000,000	8,372,741
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	5,250,000	4,840,902
a	CSL Finance PLC, 4.25%, 4/27/32	Australia	5,400,000	4,889,776
	Illumina, Inc., 5.80%, 12/12/25	United States	4,500,000	4,472,362

				22,575,781

	Capital Markets 1.4%
	Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	2,400,000	2,139,944
	Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,900,000	4,372,609
a	UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	2,600,000	2,356,485

				8,869,038

	Chemicals 0.8%
	DuPont de Nemours, Inc., 5.419%, 11/15/48	United States	5,400,000	4,957,777

	Diversified REITs 2.0%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	8,000,000	6,165,352
a	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, seniornote, 3.75%, 12/15/27	United States	2,200,000	1,705,233
	Simon Property Group LP, 3.375%, 12/01/27	United States	5,000,000	4,571,609

				12,442,194

	Diversified Telecommunication Services 1.6%
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	14,000,000	9,931,972

	Electric 4.9%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,600,000	2,093,913
	Constellation Energy Generation LLC, 6.125%, 1/15/34	United States	1,000,000	999,289
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	7,700,000	5,424,833
a	Electricite de France SA, 5.70%, 5/23/28	France	2,600,000	2,576,496
	NextEra Energy Capital Holdings, Inc.,
	6.051%, 3/01/25	United States	4,400,000	4,408,229
	5.749%, 9/01/25	United States	1,100,000	1,097,270
	PacifiCorp, 5.35%, 12/01/53	United States	6,600,000	5,493,128
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	7,100,000	5,511,105
	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	3,050,000	2,512,158

				30,116,421

	Electric Utilities 6.9%
a	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	1,100,000	862,238
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	3,200,000	2,425,334
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	6,200,000	3,401,021
a	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,798,440

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric Utilities (continued)
a	Enel Finance International NV, 3.625%, 5/25/27	Italy	5,300,000	$4,926,520
	Exelon Corp., 4.05%, 4/15/30	United States	6,000,000	5,404,562
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	6,000,000	5,107,196
	4.30%, 3/15/42	United States	2,400,000	1,923,120
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	3,000,000	1,957,501
	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	5,200,000	4,869,384
a	Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	8,100,000	7,901,522

				42,576,838

	Electronic Equipment, Instruments & Components 0.6%
	Flex Ltd., 3.75%, 2/01/26	Singapore	3,800,000	3,613,559

	Energy Equipment & Services 1.3%
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	United States	1,000,000	748,503
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,400,000	3,362,381
a	Schlumberger Holdings Corp., 4.30%, 5/01/29	United States	4,150,000	3,894,312

				8,005,196

	Entertainment 1.1%
	Warnermedia Holdings, Inc.,
	5.05%, 3/15/42	United States	2,800,000	2,167,042
	4.279%, 3/15/32	United States	5,470,000	4,646,284

				6,813,326

	Environmental Control 0.6%
	Republic Services, Inc., 5.00%, 4/01/34	United States	4,000,000	3,789,154

	Financial Services 4.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 .	Ireland	5,250,000	4,504,022
	Air Lease Corp., 0.80%, 8/18/24	United States	5,000,000	4,768,974
	American Express Co., 2.25%, 3/04/25	United States	5,000,000	4,752,981
	Aon Global Ltd., 4.60%, 6/14/44	Ireland	8,000,000	6,467,710
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	3,300,000	3,203,200
	Mastercard, Inc., 4.85%, 3/09/33	United States	5,500,000	5,316,746

				29,013,633

	Food 2.8%
	General Mills, Inc., 5.241%, 11/18/25	United States	3,000,000	2,973,977
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
	2.50%, 1/15/27	United States	3,500,000	3,094,665
	3.625%, 1/15/32	United States	1,800,000	1,434,727
	Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	5,000,000	4,334,414
a	Nestle Holdings, Inc., 4.70%, 1/15/53	United States	4,000,000	3,579,558
	Sysco Corp., 3.30%, 7/15/26	United States	2,000,000	1,878,487

				17,295,828

	Gas 0.4%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	3,000,000	2,488,835

	Ground Transportation 1.0%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	6,000,000	5,967,224

	Health Care Providers & Services 4.0%
	CVS Health Corp., 5.30%, 12/05/43	United States	3,000,000	2,621,338
	Elevance Health, Inc., 4.10%, 5/15/32	United States	8,100,000	7,219,464
	HCA, Inc., 4.50%, 2/15/27	United States	6,000,000	5,730,079
	STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	Ireland	3,300,000	2,300,570
	Sutter Health, 5.164%, 8/15/33	United States	1,500,000	1,441,013

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	8,000,000	$5,648,827

				24,961,291

	Healthcare-Products 1.4%
	Baxter International, Inc., 2.539%, 2/01/32	United States	4,000,000	3,098,851
	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	5,450,000	5,425,016

				8,523,867

	Home Builders 0.2%
	MDC Holdings, Inc., 2.50%, 1/15/31	United States	2,000,000	1,495,143

	Hotels, Restaurants & Leisure 0.5%
	Las Vegas Sands Corp., 3.90%, 8/08/29	United States	2,300,000	1,965,772
	Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,500,000	1,402,996

				3,368,768

	Household Products 1.6%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	5,800,000	5,383,373
a	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	5,500,000	4,493,378

				9,876,751

	Insurance 3.3%
	Aflac, Inc., 4.75%, 1/15/49	United States	5,500,000	4,602,699
	Allstate Corp., 4.20%, 12/15/46	United States	3,000,000	2,225,375
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,119,857
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	4,700,000	3,636,355
a	MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,400,000	2,362,608
	MetLife, Inc., 6.40%, 12/15/66	United States	3,000,000	2,935,153
a	Pricoa Global Funding I, 5.10%, 5/30/28	United States	3,250,000	3,195,610

				20,077,657

	Internet 0.3%
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	2,200,000	1,742,976

	IT Services 0.7%
	Apple, Inc., 2.80%, 2/08/61	United States	7,500,000	4,408,275

	Lodging 0.7%
	Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,500,000	4,356,386

	Media 2.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,900,000	4,604,066
	3.50%, 3/01/42	United States	3,200,000	1,979,573
	Comcast Corp.,
	4.95%, 10/15/58	United States	5,000,000	4,307,892
	5.25%, 11/07/25	United States	1,750,000	1,742,429
	Fox Corp., 5.476%, 1/25/39	United States	1,000,000	864,943

				13,498,903

	Miscellaneous Manufacturing 0.2%
	Parker-Hannifin Corp., 4.25%, 9/15/27	United States	1,200,000	1,146,985

	Multi-Utilities 0.1%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,000,000	880,585

	Oil & Gas 1.4%
	Exxon Mobil Corp., 3.452%, 4/15/51	United States	5,000,000	3,502,998
a	Var Energi ASA, 7.50%, 1/15/28	Norway	5,000,000	5,139,412

				8,642,410

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels 3.1%
	Aker BP ASA,
	[a] 3.75%, 1/15/30	Norway	3,050,000	$2,623,762
	[a] 4.00%, 1/15/31	Norway	2,200,000	1,891,301
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	4,100,000	3,824,577
	Chevron Corp., 3.078%, 5/11/50	United States	1,000,000	671,862
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	4,400,000	3,255,263
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	5,700,000	5,313,747
	TransCanada PipeLines Ltd., 6.10%, 6/01/40	Canada	1,500,000	1,450,454

				19,030,966

	Personal Products 1.5%
	Estee Lauder Cos., Inc., 4.65%, 5/15/33	United States	3,700,000	3,453,259
a	Kenvue, Inc., 4.90%, 3/22/33	United States	5,875,000	5,618,055

				9,071,314

	Pharmaceuticals 3.0%
a	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	2,000,000	1,859,680
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	3,500,000	2,921,083
	5.00%, 8/15/45	United States	2,400,000	2,158,044
	3.70%, 3/15/52	United States	2,000,000	1,437,236
	CVS Health Corp.,
	5.00%, 2/20/26	United States	3,000,000	2,953,998
	5.25%, 1/30/31	United States	1,500,000	1,442,022
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	5,980,000	5,560,752

				18,332,815

	Pipelines 1.4%
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,600,000	1,708,230
	Energy Transfer LP, 5.15%, 3/15/45	United States	3,200,000	2,582,273
	Enterprise Products Operating LLC, 5.35%, 1/31/33	United States	1,600,000	1,565,516
	MPLX LP, 5.00%, 3/01/33	United States	3,400,000	3,100,442

				8,956,461

	Real Estate Management & Development 0.8%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	4,000,000	3,040,936
	ERP Operating LP, 4.50%, 7/01/44	United States	2,500,000	1,990,337

				5,031,273

	Retail 1.1%
	Home Depot, Inc., 3.625%, 4/15/52	United States	4,000,000	2,865,698
	Target Corp., 2.95%, 1/15/52	United States	6,300,000	3,849,615

				6,715,313

	Software 1.8%
	Fiserv, Inc., 5.60%, 3/02/33	United States	4,100,000	3,978,045
	Microsoft Corp., 2.675%, 6/01/60	United States	6,100,000	3,586,221
	ServiceNow, Inc., 1.40%, 9/01/30	United States	5,000,000	3,841,628

				11,405,894

	Telecommunications 2.0%
	AT&T, Inc., 3.50%, 6/01/41	United States	1,900,000	1,320,954
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,250,000	3,111,329
	T-Mobile USA, Inc., 2.875%, 2/15/31	United States	9,600,000	7,792,106

				12,224,389

	Trucking & Leasing 0.3%
a	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	2,000,000	1,764,740

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Wireless Telecommunication Services 0.6%
a	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	3,510,000	$3,449,314

	Total Corporate Bonds & Notes (Cost $686,505,227)			588,252,698

	U.S. Government & Agency Securities 3.0%
	U.S. Treasury Bills, 0.000%, 10/24/23	United States	1,500,000	1,495,168
	U.S. Treasury Notes,
	0.125%, 10/15/23	United States	2,000,000	1,996,256
	4.375%, 8/31/28	United States	8,500,000	8,416,328
	5.00%, 8/31/25	United States	6,300,000	6,287,696

	Total U.S. Government & Agency Securities (Cost $18,331,047)			18,195,448

	Total Investments before Short-Term Investments (Cost $704,836,274)			606,448,146

	Short-Term Investments 0.6%
	U.S. Government & Agency Securities 0.6%
b	Federal Home Loan Bank Discount Notes, 10/2/23	United States	3,580,000	3,580,000

	Total Short-Term Investments (Cost $3,579,483)			3,580,000

	Total Investments (Cost $708,415,757) 99.0%			610,028,146
	Other Assets, less Liabilities 1.0%			6,461,021

	Net Assets 100.0%			$616,489,167

* The principal amount is stated in U.S. dollars unless otherwise indicated.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $112,252,033, representing 18.2% of net assets.

b The security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 220

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Financial Highlights

Franklin Municipal Green Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.90	$24.99	$26.86	$26.07	$25.20	$24.34

Income from investment operations[a]:

Net investment income[b]	0.39	0.61	0.36	0.40	0.46	0.67

Net realized and unrealized gains (losses)	(1.37)	(1.05)	(1.79)	0.94	1.02	0.85

Total from investment operations	(0.98)	(0.44)	(1.43)	1.34	1.48	1.52

Less distributions from net investment income	(0.43)	(0.65)	(0.44)	(0.55)	(0.61)	(0.66)

Net asset value, end of period	$22.49	$23.90	$24.99	$26.86	$26.07	$25.20

Total return[c]	(4.17)%	(1.68)%	(5.44)%	5.16%	5.92%	6.38%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%	0.60%	0.66%	0.78%	1.00%	2.05%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	3.30%	2.57%	1.34%	1.50%	1.77%	2.74%

Supplemental data

Net assets, end of period (000’s)	$105,682	$112,349	$104,939	$126,221	$28,674	$8,820

Portfolio turnover rate[e]	16.59%[f]	66.77%[f]	48.41%[f]	11.86%[f]	17.21%[f]	21.21%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Ratios are annualized for periods less than one year.

e Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	16.59%	66.77%	48.41%	11.86%	17.21%

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin Municipal Green Bond ETF

		Principal Amount	*	Value
	Municipal Bonds 98.6%
	Alabama 0.3%
a	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	400,000		$329,162

	Arizona 0.9%
b	Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, 4.60%, 1/01/46	300,000		300,000
	Arizona State University, Series B, 5.00%, 7/01/42	235,000		236,560
	City of Phoenix Civic Improvement Corp., 5.00%, 7/01/44	360,000		373,836

				910,396

	Arkansas 0.6%
	Arkansas Development Finance Authority, 5.70%, 5/01/53	275,000		263,994
	Central Arkansas Water, 4.00%, 10/01/33	375,000		372,741

				636,735

	California 30.7%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000		869,902
	California Community Choice Financing Authority,
	[b] 5.00%, 7/01/53	3,500,000		3,532,064
	[b] 5.00%, 12/01/53	2,500,000		2,519,113
	[b] 5.25%, 1/01/54	2,000,000		1,996,572
	[b] Green Bond, VRDN, 4.00%, 10/01/52	500,000		484,738
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	93,881		72,016
	California Infrastructure & Economic Development Bank,
	4.00%, 5/01/51	1,000,000		826,754
	[b] 4.33%, 8/01/47	3,100,000		3,070,808
	5.00%, 8/01/49	180,000		184,412
	California Science Center Foundation, 4.00%, 5/01/46	790,000		675,804
	California Municipal Finance Authority,
	4.00%, 5/15/39	3,445,000		3,102,518
	5.00%, 5/15/37	1,495,000		1,525,694
	5.00%, 5/15/51	1,000,000		975,092
a	California School Finance Authority, 5.75%, 7/01/42	250,000		243,270
	California State Public Works Board,
	4.00%, 5/01/40	1,000,000		947,389
	4.00%, 5/01/47	1,500,000		1,364,687
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000		921,926
	City of Foster City, 4.00%, 8/01/32	135,000		136,931
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000		840,592
	City of San Francisco Public Utilities Commission Water Revenue, Series A, 4.00%, 11/01/50	100,000		91,906
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 7/01/44 .	150,000		155,984
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.00%, 6/01/42	1,000,000		1,051,203
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000		100,682
	Port of Los Angeles, 5.00%, 8/01/25	95,000		96,594
	San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000		2,002,836
	San Diego County Regional Airport Authority, 5.00%, 7/01/51	2,000,000		1,962,949
	San Francisco Bay Area Rapid Transit District, 3.00%, 8/01/36	170,000		144,020
	Santa Cruz County Capital Financing Authority, 4.00%, 6/01/42	1,500,000		1,418,562
	Southern California Public Power Authority, 4.00%, 7/01/38	150,000		145,253
	Three Rivers Levee Improvement Authority,
	4.00%, 9/01/32	100,000		93,351
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000		243,801
	Refunding, 4.00%, 9/01/29	250,000		241,261
	Refunding, 4.00%, 9/01/31	200,000		188,568

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	California (continued)
	Transbay Joint Powers Authority,
	5.00%, 10/01/34	150,000		$153,627
	Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	95,000		95,000

				32,475,879

	Colorado 1.6%
	Board of Water Commissioners City & County of Denver, Series A, 5.00%, 9/15/47	150,000		153,201
	University of Colorado,
	5.00%, 6/01/27	150,000		157,286
	[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000		1,427,667

				1,738,154

	Connecticut 1.6%
	Connecticut State Health & Educational Facilities Authority,
	3.95%, 7/01/36	800,000		800,000
	4.00%, 7/01/31	145,000		149,193
	Hartford County Metropolitan District Clean Water Project Revenue, Clean Water Project Revenue, Refunding, Series 2021A, 4.00%, 2/01/39	745,000		697,905

				1,647,098

	District of Columbia 3.8%
	District of Columbia,
	5.50%, 8/31/33	595,000		643,443
	5.50%, 2/28/37	845,000		901,479
	District of Columbia Water & Sewer Authority,
	Series A, 5.00%, 10/01/44	340,000		349,493
	Sub Series 2019A, 4.00%, 10/01/49	1,515,000		1,352,546
	Sub Series 2022B, 5.00%, 10/01/34	715,000		791,805

				4,038,766

	Florida 1.3%
	Babcock Ranch Community Independent Special District, 4.00%, 5/01/40	840,000		719,812
	City of Tampa, 5.00%, 5/01/36	135,000		141,761
	County of Palm Beach Water & Sewer Revenue, 4.00%, 10/01/31	100,000		101,980
	Somerset Community Development District,
	4.00%, 5/01/32	415,000		380,483
	4.20%, 5/01/37	50,000		43,750

				1,387,786

	Georgia 1.1%
	City of Atlanta Airport Passenger Facility Charge, 5.25%, 7/01/43	1,000,000		1,037,757
	Private Colleges & Universities Authority, 5.00%, 9/01/48	100,000		102,299

				1,140,056

	Illinois 4.5%
	Illinois Finance Authority,
	4.00%, 7/01/37	425,000		401,484
	5.00%, 10/01/43	1,000,000		1,022,886
	5.25%, 10/01/53	1,000,000		1,030,065
	State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	435,000		402,727
	Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B, 5.00%, 12/01/33	1,685,000		1,824,543
a	Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	142,539		118,737

				4,800,442

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Indiana 1.0%
	Indianapolis Local Public Improvement Bond Bank,
	5.00%, 1/15/27	610,000		$635,656
	5.00%, 7/15/27	450,000		472,463

				1,108,119

	Louisiana 2.9%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] 3.90%, 11/01/44	480,000		395,288
	[a] 4.50%, 11/01/47	1,000,000		890,608
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000		834,257
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Series 2020B, 4.00%, 6/01/39	1,000,000		879,576
	Series B, 4.00%, 6/01/40	100,000		86,721

				3,086,450

	Maine 0.2%
	City of Portland General Airport Revenue, 4.00%, 1/01/35	245,000		234,290

	Maryland 3.2%
	Maryland Economic Development Corp.,
	5.00%, 6/30/40	1,000,000		972,039
	5.25%, 6/30/47	2,000,000		1,938,718
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000		349,134
	Washington Suburban Sanitary Commission, 3.00%, 6/01/35	100,000		87,294

				3,347,185

	Massachusetts 2.3%
	Massachusetts Development Finance Agency,
	4.00%, 7/01/47	135,000		103,693
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000		420,178
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000		441,410
	Massachusetts Housing Finance Agency,
	Series C-1, 2.65%, 12/01/34	100,000		82,495
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000		1,370,977

				2,418,753

	Minnesota 1.5%
	City of Minneapolis, 3.00%, 12/01/40	100,000		78,909
	Minnesota Higher Education Facilities Authority, Series A, 5.00%, 10/01/52	1,500,000		1,471,412

				1,550,321

	Mississippi 0.6%
a	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000		432,822
a	Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000		211,061

				643,883

	New Jersey 3.1%
	City of Newark Mass Transit Access Tax Revenue, 6.00%, 11/15/62	1,000,000		1,096,486
	New Jersey Educational Facilities Authority, Series A, 5.00%, 7/01/32	645,000		659,758
	Newark Board of Education,
	5.00%, 7/15/30	620,000		659,648
	5.00%, 7/15/31	575,000		615,929
	Sustainability Bonds, 5.00%, 7/15/25	250,000		254,383

				3,286,204

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	New Mexico 0.2%
	City of Santa Fe Wastewater Utility System Revenue,
	5.00%, 6/01/29	100,000		$105,979
	Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000		100,440

				206,419

	New York 8.9%
	Battery Park City Authority, 5.00%, 11/01/49	100,000		102,639
	Metropolitan Transportation Authority,
	5.00%, 11/15/50	2,010,000		1,960,351
	Climate Bond Certified, 5.00%, 11/15/32	605,000		635,580
	Refunding, Series 2017B, 5.00%, 11/15/28	430,000		444,725
	Series A-1-GROUP 1, 4.00%, 11/15/41	600,000		548,563
	Series B, 5.00%, 11/15/24	150,000		151,274
	Series B-2, 4.00%, 11/15/32	215,000		217,766
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000		720,731
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000		1,532,332
	New York Power Authority, 5.00%, 11/15/29	1,250,000		1,366,476
	New York State Dormitory Authority, 5.00%, 7/01/35	100,000		113,967
	New York State Housing Finance Agency,
	Series N, 2.60%, 11/01/34	100,000		81,846
	Series P, 2.00%, 5/01/28	100,000		90,194
	[b] Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000		1,394,250

				9,360,694

	North Carolina 0.3%
b	Charlotte-Mecklenburg Hospital Authority, 4.65%, 1/15/48	300,000		300,000

	Ohio 5.0%
	American Municipal Power, Inc.,
	4.00%, 2/15/41	1,380,000		1,206,491
	5.00%, 2/15/44	1,660,000		1,668,195
	Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/01/55	1,000,000		862,671
	Ohio State University, 4.00%, 12/01/39	1,500,000		1,412,611
	State of Ohio,
	Series A, 4.00%, 3/01/30	100,000		102,412
	Series B, 4.00%, 3/01/24	50,000		50,032

				5,302,412

	Oregon 2.7%
	Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	500,000		319,136
b	Oregon State Facilities Authority, PeaceHealth Obligated Group, Series 2018B, 4.55%, 8/01/34 .	100,000		100,000
	Port of Portland Airport Revenue,
	5.50%, 7/01/53	2,250,000		2,336,370
	Series 2020-27A, 5.00%, 7/01/36	150,000		154,622

				2,910,128

	Pennsylvania 2.3%
	Philadelphia Energy Authority, 5.00%, 11/01/43	600,000		611,244
	School District of Philadelphia,
	Green Bond, Series 2019B, 5.00%, 9/01/29	1,600,000		1,679,726
	Series B, 5.00%, 9/01/31	100,000		105,685

				2,396,655

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount	*	Value
	Municipal Bonds (continued)
	Puerto Rico 0.6%
	HTA TRRB Custodial Trust, 5.25%, 7/01/36	200,000		$200,795
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 7/01/58	525,000		476,219

				677,014

	Rhode Island 0.2%
	Rhode Island Housing & Mortgage Finance Corp., 2.75%, 10/01/34	150,000		121,547
	Rhode Island Infrastructure Bank, Series A, 4.00%, 10/01/27	50,000		50,477

				172,024

	Tennessee 1.1%
b	Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000		1,162,373

	Texas 0.9%
	Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000		928,624

	Utah 5.6%
	Central Valley Water Reclamation Facility, Series C, 4.00%, 3/01/47	3,050,000		2,685,229
	City of Spanish Fork City Sewer Revenue, 5.00%, 9/01/26	175,000		180,716
	Intermountain Power Agency, Series A, 5.00%, 7/01/43	3,000,000		3,104,167

				5,970,112

	Vermont 2.4%
	City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000		538,555
	Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/38	2,005,000		1,999,452

				2,538,007

	Virginia 1.3%
	Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000		981,754
	City of Hampton,
	3.00%, 9/01/35	240,000		209,597
	4.00%, 9/01/31	100,000		103,126
	5.00%, 9/01/27	50,000		52,773

				1,347,250

	Washington 2.0%
	Central Puget Sound Regional Transit Authority,
	4.00%, 11/01/46	2,000,000		1,776,880
	Series S-1, 5.00%, 11/01/32	150,000		153,609
	FYI Properties, 5.00%, 6/01/24	135,000		135,835

				2,066,324

	Wisconsin 3.9%
	Milwaukee Metropolitan Sewerage District,
	3.00%, 10/01/32	1,000,000		897,014
	Series A, 3.00%, 10/01/35	150,000		128,954
	Public Finance Authority,
	RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,265,000		1,672,570
	RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	500,000		361,829
	[a,b] VRDN, 3.50%, 12/01/50	200,000		154,399
	University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000		860,665

				4,075,431

	Total Investments (Cost $112,740,613) 98.6%			104,193,146
	Other Assets, less Liabilities 1.4%			1,489,024

	Net Assets 100.0%			$105,682,170

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $3,609,604, representing 3.4% of net assets.

bVariable rate security. The rate shown represents the yield at period end.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Senior Loan ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.83	$24.70	$24.83	$22.85	$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	1.05	1.49	0.91	0.70	0.99	0.81

Net realized and unrealized gains (losses)	0.36	(0.92)	(0.23)	1.99	(1.90)	(0.21)

Total from investment operations	1.41	0.57	0.68	2.69	(0.91)	0.60

Less distributions from net investment income	(1.08)	(1.44)	(0.81)	(0.71)	(1.09)	(0.75)

Net asset value, end of period	$24.16	$23.83	$24.70	$24.83	$22.85	$24.85

Total return[d]	6.07%	2.53%	2.76%	11.91%	(3.92)%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%	0.45%	0.58%	0.92%	0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	8.76%	6.28%	3.72%	2.88%	4.02%	3.90%

Supplemental data

Net assets, end of period (000’s)	$236,756	$206,120	$292,722	$201,101	$54,833	$57,165

Portfolio turnover rate[f]	6.52%[g]	26.07%[g]	35.67%[g]	45.87%[g]	51.48%[g]	10.62%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	6.52%	26.08%	35.67%	45.87%	51.48%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Senior Loan ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 5.1%
	Airlines 0.8%
a	Air Canada, 3.875%, 8/15/26	Canada	700,000	$635,970
a	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,008,333	985,699
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	187,490	182,181
a	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	129,610

				1,933,460

	Chemicals 0.3%
a	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28	United States	419,400	299,330
a	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	441,796

				741,126

	Commercial Services & Supplies 0.1%
a	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000	181,157

	Communications Equipment 0.1%
a	CommScope, Inc., 4.75%, 9/01/29	United States	288,500	212,584

	Construction Materials 0.4%
a	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	344,982
a	Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	700,000	674,747

				1,019,729

	Containers & Packaging 0.1%
a	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	400,000	355,440

	Electric 0.3%
a	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	721,813

	Electric Utilities 0.2%
a	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	410,397

	Entertainment 0.3%
a	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	300,000	276,764
a	Ontario Gaming GTA LP, 8.00%, 8/01/30	Canada	500,000	500,470

				777,234

	Environmental Control 0.2%
a	GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000	517,083

	Financial Services 0.3%
a	Altice France SA, 5.125%, 7/15/29	France	500,000	356,203
a	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000	258,168
a	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	167,429

				781,800

	Insurance 0.4%
a	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	420,726
a	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/28	United States	600,000	579,620

				1,000,346

	Media 0.3%
a	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27 .	United States	750,000	664,087
a	Univision Communications, Inc., first lien, 5.125%, 2/15/25	United States	31,444	30,683

				694,770

	Mining 0.3%
a	Arsenal AIC Parent LLC, 8.00%, 10/01/30	United States	700,000	697,389

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SCHEDULE OF INVESTMENTS

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	$138,055
a	Weatherford International Ltd., 6.50%, 9/15/28	United States	44,600	44,648

				182,703

	Packaging & Containers 0.3%
a	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26	United States	500,000	457,518
a	Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26	United States	305,600	295,173

				752,691

	Pharmaceuticals 0.3%
a,b	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/29	United States	925,000	658,545

	Retail 0.2%
a	Bausch & Lomb Escrow Corp., 8.375%, 10/01/28	United States	360,000	361,519

	Specialty Retail 0.1%
a	Staples, Inc., 7.50%, 4/15/26	United States	161,000	132,650

	Total Corporate Bonds & Notes (Cost $13,107,667)			12,132,436

c	Senior Floating Rate Interests 86.1%
	Aerospace & Defense 2.2%
	Dynasty Acquisition Co., Inc.,
	2023 Term Loan B1, 9.316%, 8/24/28	United States	254,767	254,555
	2023 Term Loan B2, 9.316%, 8/24/28	United States	109,186	109,095
	Madison IAQ LLC, Term Loan, 8.689%, 6/21/28	United States	2,006,454	1,977,240
	Peraton Corp., Term Loan B, 9.166%, 2/01/28	United States	2,900,436	2,898,029

				5,238,919

	Air Freight & Logistics 1.4%
	First Student Bidco, Inc.,
	Term Loan C, 8.652%, 7/21/28	United States	460,338	449,692
	Term Loan B, 8.655%, 7/21/28	United States	1,228,095	1,199,695
	Kenan Advantage Group, Inc., 2021 Term Loan B1, 9.477%, 3/24/26	United States	1,740,468	1,738,415

				3,387,802

	Automobile Manufacturers 0.6%
	American Trailer World Corp., Term Loan B, 9.166%, 3/03/28	United States	1,595,532	1,537,031

	Automotive Parts & Equipment 3.6%
	Clarios Global LP, 2023 Incremental Term Loan, 9.066%, 5/06/30	United States	936,543	936,107
	DexKo Global, Inc.,
	[d]2021 USD Term Loan B, TBD, 10/04/28	United States	394,737	390,626
	2021 USD Term Loan B, 9.402%, 10/04/28	United States	1,282,733	1,254,673
	First Brands Group LLC,
	2021 Term Loan, 10.881%, 3/30/27	United States	2,299,663	2,274,746
	2022 Incremental Term Loan, 10.881%, 3/30/27	United States	1,146,235	1,134,063
	RealTruck Group, Inc., 2021 Term Loan B, 9.181%, 1/31/28	United States	2,208,441	2,117,928
d	Tenneco, Inc., 2022 Term Loan B, TBD, 11/17/28	United States	458,115	390,115

				8,498,258

	Building Products 1.9%
	Allied Universal Holdco LLC,
	2021 USD Incremental Term Loan B, 9.166%, 5/12/28	United States	1,740,376	1,683,910
	2023 Term Loan B, 10.066%, 5/12/28	United States	800,000	790,000
	Solis IV BV, USD Term Loan B1, 8.891%, 2/26/29	Netherlands	1,088,234	1,062,388
	White Cap Buyer LLC, Term Loan B, 9.066%, 10/19/27	United States	966,988	966,326

				4,502,624

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

c	Senior Floating Rate Interests (continued)
	Capital Markets 1.9%
	Citadel Securities LP, 2023 Term Loan B, 7.90%, 7/29/30	United States	1,615,875	$1,614,744
	Edelman Financial Center LLC, 2021 Term Loan B, 8.931%, 4/07/28	United States	1,468,334	1,455,302
	Jane Street Group LLC, 2021 Term Loan, 8.181%, 1/26/28	United States	1,406,085	1,404,419

				4,474,465

	Casinos & Gaming 2.8%
	Bally’s Corp., 2021 Term Loan B, 8.838%, 10/02/28	United States	2,165,515	2,127,001
	Caesars Entertainment Corp., Term Loan B, 8.666%, 2/06/30	United States	1,069,451	1,071,125
	Ontario Gaming GTA LP, Term Loan B, 9.64%, 8/01/30	Canada	181,928	182,289
	Scientific Games Holdings LP, 2022 USD Term Loan B, 8.768%, 4/04/29	United States	1,767,836	1,760,101
	Scientific Games International, Inc., 2022 USD Term Loan, 8.434%, 4/14/29	United States	1,299,826	1,301,450
	Stars Group Holdings BV, 2022 USD Term Loan B, 8.902%, 7/22/28	Ireland	167,797	168,301

				6,610,267

	Chemicals 4.5%
	Arsenal AIC Parent LLC, Term Loan, 9.879%, 8/18/30	United States	378,469	378,233
d	Hexion Holdings Corp., 2022 USD Term Loan, TBD, 3/15/29	United States	1,580,000	1,506,040
	INEOS Styrolution U.S. Holding LLC, 2021 USD Term Loan B, 8.181%, 1/29/26	United States	1,690,320	1,686,939
d	LSF11 A5 Holdco LLC, Term Loan, TBD, 10/15/28	United States	1,545,969	1,511,571
	Nouryon Finance BV, 2023 USD Term Loan B, 9.427%, 4/03/28	United States	1,220,750	1,208,030
	PMHC II, Inc., 2022 Term Loan B, 9.699%, 4/23/29	United States	2,416,045	2,286,727
	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 9.631%, 3/16/27	United States	1,573,495	1,566,398
	Starfruit Finco BV, 2023 Term Loan B, 9.347%, 4/03/28	United States	506,543	501,267

				10,645,205

	Commercial Services & Supplies 3.4%
	Amentum Government Services Holdings LLC, 2022 Term Loan, 9.331%, 2/15/29	United States	2,602,456	2,573,191
d	GTCR W Merger Sub LLC, USD Term Loan B, TBD, 9/20/30	United States	521,739	521,930
	MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.916%, 9/01/28	United States	889,933	840,987
	PECF USS Intermediate Holding III Corp., Term Loan B, 9.568% - 9.881%, 12/15/28	United States	1,614,972	1,302,361
	SITEL Worldwide Corp., 2021 USD Term Loan, 9.181%, 8/28/28	France	698,219	682,837
	Spin Holdco, Inc., 2021 Term Loan, 9.664%, 3/04/28	United States	2,446,676	2,124,216

				8,045,522

	Communications Equipment 0.6%
	CommScope, Inc., 2019 Term Loan B, 8.568%, 4/06/26	United States	1,558,438	1,426,750

	Computer & Electronics Retail 1.4%
	McAfee LLC, 2022 USD Term Loan B, 9.18%, 3/01/29	United States	2,230,137	2,182,044
	Vision Solutions, Inc., 2021 Incremental Term Loan, 9.613%, 4/24/28	United States	1,072,417	1,042,143

				3,224,187

	Construction Materials 1.1%
	Cornerstone Building Brands, Inc., 2021 Term Loan B, 8.682%, 4/12/28	United States	1,364,195	1,334,783
	Quikrete Holdings, Inc., 2023 Term Loan B, 8.181%, 3/19/29	United States	1,286,734	1,288,491

				2,623,274

	Containers & Packaging 3.0%
	Charter NEX U.S., Inc., 2021 Term Loan, 9.181%, 12/01/27	United States	2,830,489	2,808,665
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 10.476%, 2/12/26 .	Luxembourg	1,961,538	1,894,111
	Mauser Packaging Solutions Holding Co., Term Loan B, 9.33%, 8/14/26	United States	698,250	698,774
d	Proampac PG Borrower LLC, 2023 Term Loan, TBD, 9/26/28	United States	240,741	239,958
	Reynolds Group Holdings, Inc., 2021 Term Loan B, 8.681%, 9/24/28	United States	1,474,425	1,474,808

				7,116,316

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

c	Senior Floating Rate Interests (continued)
	Diversified Banks 0.7%
	AqGen Island Holdings, Inc., Term Loan, 8.931%, 8/02/28	United States	1,634,350	$1,623,122

	Diversified Telecommunication Services 0.7%
	Altice France SA, 2023 USD Term Loan B14, 10.808%, 8/15/28	France	1,167,533	1,060,266
	Zayo Group Holdings, Inc., USD Term Loan, 8.431%, 3/09/27	United States	708,194	580,400

				1,640,666

	Electric Utilities 0.4%
	Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 7.566%, 7/31/30	United States	600,000	597,642
	Talen Energy Supply LLC,
	2023 Term Loan C, 9.877%, 5/17/30	United States	39,789	40,021
	2023 Term Loan B, 9.877%, 5/17/30	United States	282,435	284,083

				921,746

	Electronic Equipment & Instruments 0.4%
	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.631%, 7/27/28	United States	1,384,559	1,037,263

	Financial Services 1.1%
	Asurion LLC,
	2020 Term Loan B8, 8.681%, 12/23/26	United States	580,599	569,713
	2021 Second Lien Term Loan B4, 10.681%, 1/20/29	United States	1,997,666	1,779,341
	Go Daddy Operating Co. LLC, 2022 Term Loan B5, 7.816%, 11/09/29	United States	173,296	173,666

				2,522,720

	Food Products 0.6%
	Triton Water Holdings, Inc., Term Loan, 8.902%, 3/31/28	United States	1,406,905	1,374,075

	Health Care Providers & Services 6.6%
	ADMI Corp.,
	2021 Term Loan B2, 8.806%, 12/23/27	United States	747,935	695,205
	2021 Incremental Term Loan B3, 9.181%, 12/23/27	United States	1,051,424	983,455
	Charlotte Buyer, Inc., 1st Lien Term Loan, 10.579%, 2/11/28	United States	1,567,514	1,553,375
	Gainwell Acquisition Corp., Term Loan B, 9.49%, 10/01/27	United States	2,565,572	2,509,450
	ICON Luxembourg Sarl, LUX Term Loan, 7.902%, 7/03/28	Luxembourg	1,007,286	1,008,143
	Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 8.773%, 11/01/28	United States	2,059,864	1,998,068
	Medline Borrower LP, USD Term Loan B, 8.681%, 10/23/28	United States	1,631,381	1,628,877
	National Mentor Holdings, Inc.,
	2021 Term Loan, 9.166% - 9.24%, 3/02/28	United States	792,716	710,143
	2021 Term Loan C, 9.24%, 3/02/28	United States	29,688	26,595
	PRA Health Sciences, Inc., US Term Loan, 7.902%, 7/03/28	United States	250,966	251,179
	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 10.179%, 7/09/25	United States	1,121,767	849,868
d	Stars Group Holdings B.V, (The), 2022 USD Term Loan B, TBD, 9/19/30	United States	466,667	456,976
	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 9.694%, 10/01/28	United States	1,723,183	1,585,940
	U.S. Radiology Specialists, Inc., 2020 Term Loan, 10.74%, 12/15/27	United States	1,468,224	1,427,848

				15,685,122

	Health Care Services 1.3%
	CHG Healthcare Services, Inc.,
	[d]2023 Incremental Term Loan, TBD, 9/29/28	United States	292,683	292,866
	2021 Term Loan, 8.681%, 9/29/28	United States	1,388,825	1,384,805
	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 9.431%, 12/18/28	United States	1,689,738	1,387,697

				3,065,368

	Health Care Supplies 0.2%
d	Bausch & Lomb Corp., 2023 Incremental Term Loan, TBD, 9/14/28	United States	500,000	494,375

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

c	Senior Floating Rate Interests (continued)
	Home Furnishings 0.4%
	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 9.084%, 7/31/28	United States	913,438	$905,660

	Hotels Restaurants & Leisure 1.1%
d	Fertitta Entertainment LLC, 2022 Term Loan B, TBD, 1/27/29	United States	1,344,919	1,333,642
	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8.431%, 8/02/28 .	United States	1,347,328	1,350,905

				2,684,547

	Household Products 0.1%
	Energizer Holdings, Inc., 2020 Term Loan, 7.688%, 12/22/27	United States	196,926	196,779

	Insurance 2.1%
	Acrisure LLC,
	2020 Term Loan B, 8.931%, 2/15/27	United States	1,505,900	1,487,882
	2021 First Lien Term Loan B, 9.681%, 2/15/27	United States	240,472	240,398
	Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 8.931%, 11/05/27	United States	1,041,896	1,040,974
	AssuredPartners, Inc., 2020 Term Loan B, 8.931%, 2/12/27	United States	1,444,773	1,442,859
	Asurion LLC,
	2022 Term Loan B10, 9.416%, 8/19/28	United States	297,000	288,553
	2023 Term Loan B11, 9.666%, 8/19/28	United States	470,799	458,205

				4,958,871

	Insurance Brokers 1.6%
	AssuredPartners, Inc., 2022 Term Loan B4, 9.566%, 2/12/27	United States	416,842	417,626
	HUB International Ltd.,
	2022 Term Loan B, 9.365% - 9.40%, 11/10/29	United States	580,099	581,746
	2023 Term Loan B, 9.584%, 6/20/30	United States	818,182	821,336
	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 9.066%, 2/24/28	United States	1,964,665	1,963,319

				3,784,027

	Interactive Media & Services 1.8%
	Arches Buyer, Inc., 2021 Term Loan B, 8.666%, 12/06/27	United States	1,370,256	1,344,351
	Hunter Holdco 3 Ltd., USD Term Loan B, 9.74%, 8/19/28	United States	995,152	994,530
	MH Sub I LLC, 2023 Term Loan, 9.566%, 5/03/28	United States	2,103,635	2,038,717

				4,377,598

	IT Services 2.4%
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.14%, 4/09/27	United States	1,147,494	1,121,440
	Dun & Bradstreet Corp., 2023 Term Loan B, 8.168%, 2/06/26	United States	945,385	945,087
	Verscend Holding Corp., 2021 Term Loan B, 9.431%, 8/27/25	United States	3,645,757	3,651,299

				5,717,826

	Leisure Equipment & Products 0.6%
	Playtika Holding Corp., 2021 Term Loan, 8.181%, 3/13/28	United States	1,086,111	1,086,285
	Varsity Brands, Inc., 2017 Term Loan B, 8.931%, 12/16/24	United States	473,566	470,506

				1,556,791

	Machinery 0.7%
	Vertical U.S. Newco, Inc., Term Loan B, 9.381%, 7/30/27	Germany	1,687,674	1,685,986

	Media 6.5%
	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 8.448%, 4/22/26	United States	243,622	197,003
	Cengage Learning, Inc., 2021 Term Loan B, 10.323%, 7/14/26	United States	1,898,271	1,892,339
	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.851% - 9.13%, 8/21/26	United States	1,415,730	1,378,270
	CSC Holdings LLC, 2017 Term Loan B1, 7.697%, 7/17/25	United States	1,856,784	1,804,274
	Gray Television, Inc., 2021 Term Loan D, 8.444%, 12/01/28	United States	1,580,220	1,544,665
	iHeartCommunications, Inc., 2020 Term Loan, 8.431%, 5/01/26	United States	400,000	360,802
	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 9.985% - 10.181%, 7/28/28	United States	1,277,113	1,255,695

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

c	Senior Floating Rate Interests (continued)
	Media (continued)
	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 7.931%, 9/18/26	United States	891,792	$891,792
	Radiate Holdco LLC, 2021 Term Loan B, 8.681%, 9/25/26	United States	2,342,478	1,924,884
	Univision Communications, Inc., 2021 First Lien Term Loan B, 8.681%, 3/15/26	United States	1,640,518	1,639,288
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 8.697%, 1/31/29	United States	1,970,000	1,927,734
	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 8.068% - 8.181%, 5/18/25	United States	572,957	572,957

				15,389,703

	Office Services & Supplies 1.0%
	Prime Security Services Borrower LLC, 2021 Term Loan, 8.192%, 9/23/26	United States	2,413,145	2,412,325

	Packaged Foods & Meats 0.2%
	Shearer’s Foods, Inc., 2021 Term Loan, 8.931%, 9/23/27	United States	398,974	399,058

	Passenger Airlines 2.9%
	Air Canada, 2021 Term Loan B, 9.128%, 8/11/28	Canada	1,940,552	1,944,599
	American Airlines, Inc., 2021 Term Loan, 10.338%, 4/20/28	United States	972,923	1,003,998
	Kestrel Bidco, Inc., Term Loan B, 8.42%, 12/11/26	Canada	2,031,866	1,993,768
	United Airlines, Inc., 2021 Term Loan B, 9.182%, 4/21/28	United States	1,951,329	1,957,427

				6,899,792

	Personal Care Products 1.7%
	Conair Holdings LLC, Term Loan B, 9.402%, 5/17/28	United States	2,035,752	1,956,011
	Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 9.24%, 10/01/26	Luxembourg	2,005,228	2,004,396

				3,960,407

	Pharmaceuticals 3.0%
	eResearchTechnology, Inc., 2020 1st Lien Term Loan, 9.931%, 2/04/27	United States	1,149,983	1,130,681
	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.416%, 11/15/27	United States	1,100,000	1,082,950
	Jazz Financing Lux Sarl, USD Term Loan, 8.931%, 5/05/28	United States	1,955,264	1,955,949
	Organon & Co., USD Term Loan, 8.442%, 6/02/28	United States	1,282,196	1,281,875
	Parexel International Corp., 2021 1st Lien Term Loan, 8.681%, 11/15/28	United States	1,569,645	1,560,549

				7,012,004

	Real Estate Management & Development 0.7%
	Cushman & Wakefield U.S. Borrower LLC,
	2020 Term Loan B, 8.181%, 8/21/25	United States	153,485	153,543
	2023 Term Loan, 8.666%, 1/31/30	United States	299,250	295,135
	2023 Term Loan B, 9.316%, 1/31/30	United States	1,159,888	1,152,639

				1,601,317

	Research & Consulting Services 0.7%
	KUEHG Corp., 2023 Term Loan, 10.39%, 6/12/30	United States	1,600,000	1,605,248

	Retail REITs 1.0%
	Great Outdoors Group LLC, 2021 Term Loan B1, 9.402%, 3/06/28	United States	1,651,920	1,650,599
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 8.902%, 3/03/28	United States	758,289	751,062

				2,401,661

	Semiconductor Materials & Equipment 0.5%
	MKS Instruments, Inc., 2022 USD Term Loan B, 8.166%, 8/17/29	United States	1,190,244	1,191,625

	Soft Drinks & Non-alcoholic Beverages 0.2%
d	Naked Juice LLC, Term Loan, TBD, 1/24/29	United States	552,600	526,852

	Software 11.3%
	Athenahealth Group, Inc., 2022 Term Loan B, 8.568%, 2/15/29	United States	2,464,621	2,425,347
	CDK Global, Inc., 2022 USD Term Loan B, 9.64%, 7/06/29	United States	953,455	954,814

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value

c	Senior Floating Rate Interests (continued)
	Software (continued)
	Cloudera, Inc.,
	2021 Term Loan, 9.166%, 10/08/28	United States	911,865	$895,907
	2021 Second Lien Term Loan, 11.416%, 10/08/29	United States	303,306	289,152
	Cornerstone OnDemand, Inc., 2021 Term Loan, 9.181%, 10/16/28	United States	1,441,689	1,372,986
	DCert Buyer, Inc.,
	2019 Term Loan B, 9.316%, 10/16/26	United States	2,645,504	2,633,189
	2021 2nd Lien Term Loan, 12.316%, 2/19/29	United States	1,000,000	938,335
	Epicor Software Corp.,
	[d]2023 Incremental Term Loan, TBD, 7/30/27	United States	465,116	466,279
	2020 Term Loan, 8.681%, 7/30/27	United States	1,686,064	1,685,887
	GoTo Group, Inc., Term Loan B, 10.269%, 8/31/27	United States	1,853,588	1,239,800
	Idera, Inc., 2021 Term Loan, 9.272%, 3/02/28	United States	1,573,834	1,563,997
	Ivanti Software, Inc.,
	2021 Add On Term Loan B, 9.538%, 12/01/27	United States	137,883	119,182
	2021 Term Loan B, 9.758%, 12/01/27	United States	1,275,082	1,106,937
	Mitchell International, Inc., 2021 Term Loan B, 9.181%, 10/15/28	United States	875,392	862,515
	Navicure, Inc., 2019 Term Loan B, 9.431%, 10/22/26	United States	3,150,360	3,157,748
	Polaris Newco LLC, USD Term Loan B, 9.431%, 6/02/28	United States	1,569,505	1,506,725
d	Quest Software US Holdings, Inc., 2022 Term Loan, TBD, 2/01/29	United States	594,000	497,166
	Roper Industrial Products Investment Co. LLC, USD Term Loan, 9.89%, 11/22/29	United States	1,247,529	1,251,764
	Sovos Compliance LLC, 2021 Term Loan, 9.931%, 8/11/28	United States	1,722,371	1,698,008
	Ultimate Software Group, Inc.,
	2021 Term Loan, 8.618%, 5/04/26	United States	852,637	851,183
	Term Loan B, 9.219%, 5/04/26	United States	593,850	593,945
	2021 2nd Lien Term Loan, 10.618%, 5/03/27	United States	570,096	570,655

				26,681,521

	Specialty Chemicals 0.2%
	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 9.166%, 11/08/27	United States	477,600	476,143

	Specialty Retail 2.3%
	IRB Holding Corp., 2022 Term Loan B, 8.416%, 12/15/27	United States	694,710	693,005
	Michaels Cos., Inc., 2021 Term Loan B, 9.902%, 4/15/28	United States	1,972,468	1,805,696
	PetSmart, Inc., 2021 Term Loan B, 9.166%, 2/11/28	United States	1,312,976	1,310,980
	SRS Distribution, Inc.,
	2022 Incremental Term Loan, 8.916%, 6/02/28	United States	78,352	77,716
	2021 Term Loan B, 8.931%, 6/02/28	United States	369,059	365,887
	Staples, Inc., 7 Year Term Loan, 10.634%, 4/16/26	United States	825,524	710,157
	Whatabrands LLC, 2021 Term Loan B, 8.431%, 8/03/28	United States	398,985	397,987

				5,361,428

	Systems Software 0.5%
	Barracuda Networks, Inc., 2022 Term Loan, 9.869%, 8/15/29	United States	1,095,496	1,086,875

	Technology Hardware, Storage & Peripherals 1.5%
	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 9.431%, 12/01/27	United States	3,520,108	3,527,113

	Wireless Telecommunication Services 0.7%
	CCI Buyer, Inc., Term Loan, 9.39%, 12/17/27	United States	1,771,792	1,751,496

	Total Floating Rate Loans (Cost $207,863,160)			203,847,730

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities 0.8%
a,e	BlueMountain CLO Ltd., Series 2018-3A, Class C, 7.813%, 10/25/30	United States	1,000,000	$974,476
a,e	LCM XVIII LP, Series 2018-A, Class CR, 7.438%, 4/20/31	United States	1,000,000	971,671

	Total Asset-Backed Securities (Cost $1,996,875)			1,946,147

	Total Investments before Short-Term Investments (Cost $222,967,702)			217,926,313

	Short-Term Investments 8.2%
	U.S. Government & Agency Securities 8.2%
	Federal Home Loan Bank Discount Notes, 10/2/23	United States	19,405,000	19,405,000

	Total Short-Term Investments (Cost $19,402,197)			19,405,000

	Total Investments (Cost $242,369,899) 100.2%			237,331,313

	Other Assets, less Liabilities (0.2)%			(575,614)

	Net Assets 100.0%			$236,755,699

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $13,940,528, representing 5.9% of net assets.

bSee Note 7 regarding defaulted securities.

cThe coupon rate shown represents the rate at period end.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

See Abbreviations on page 220.

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Consolidated Financial Highlights

Franklin Systematic Style Premia ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.45	$21.25	$19.55	$23.16	$25.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.26	0.14	0.23	0.11

Net realized and unrealized gains (losses)	0.88	0.40	1.82	(2.25)	(1.94)

Total from investment operations	1.11	0.66	1.96	(2.02)	(1.83)

Less distributions from:

Net investment income	—	(0.46)	(0.26)	(0.05)	(0.01)

Net realized gains	—	—	—	(1.54)	—

Total distributions	—	(0.46)	(0.26)	(1.59)	(0.01)

Net asset value, end of period	$22.56	$21.45	$21.25	$19.55	$23.16

Total return[d]	5.22%	3.13%	10.09%	(8.70)%	(7.34)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.68%	0.69%	0.73%	1.14%	1.15%

Expenses net of waiver and payments by affiliates	0.65%	0.65%	0.63%	0.65%	0.65%

Net investment income	2.12%	1.21%	0.69%	1.08%	1.67%

Supplemental data

Net assets, end of period (000’s)	$107,161	$91,146	$55,258	$46,927	$50,948

Portfolio turnover rate[f]	83.39%[g]	188.38%[g]	189.89%[g]	171.16%[g]	60.95%[g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g] Portfolio turnover rate excluding cash creations was as follows:	83.39%	188.38%	189.89%	171.16%	60.95%

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Consolidated Schedule of Investments, September 30, 2023 (unaudited)

Franklin Systematic Style Premia ETF

		Country	Shares	Value

	Common Stocks 53.7%
	Aerospace & Defense 0.2%
a	Rolls-Royce Holdings PLC	United Kingdom	19,150	$51,632
	Textron, Inc.	United States	1,505	117,601

				169,233

	Air Freight & Logistics 0.8%
	Deutsche Post AG	Germany	7,399	301,871
	Expeditors International of Washington, Inc.	United States	1,131	129,647
	FedEx Corp.	United States	1,486	393,671

				825,189

	Automobiles 0.6%
	General Motors Co.	United States	10,531	347,207
	Stellantis NV	United States	16,235	313,008

				660,215

	Banks 1.8%
	Banco Bilbao Vizcaya Argentaria SA	Spain	44,111	360,076
	Banco Santander SA	Spain	106,201	406,865
	Barclays PLC	United Kingdom	114,491	222,106
	Credit Agricole SA	France	3,489	43,190
	First Citizens BancShares, Inc., Class A	United States	81	111,788
	HSBC Holdings PLC	United Kingdom	12,255	96,463
	Intesa Sanpaolo SpA	Italy	113,432	293,035
	NatWest Group PLC	United Kingdom	41,382	119,049
	UniCredit SpA	Italy	13,596	327,193

				1,979,765

	Beverages 0.2%
	Asahi Group Holdings Ltd.	Japan	3,600	134,857
	Coca-Cola HBC AG	Switzerland	1,650	45,293
	Molson Coors Beverage Co., Class B	United States	1,399	88,962

				269,112

	Biotechnology 4.1%
	AbbVie, Inc.	United States	6,991	1,042,079
	Amgen, Inc.	United States	3,625	974,255
a	Biogen, Inc.	United States	1,086	279,113
	Gilead Sciences, Inc.	United States	9,228	691,546
a	Regeneron Pharmaceuticals, Inc.	United States	806	663,306
a	United Therapeutics Corp.	United States	351	79,280
a	Vertex Pharmaceuticals, Inc.	United States	1,908	663,488

				4,393,067

	Broadline Retail 0.4%
a	Amazon.com, Inc.	United States	577	73,348
	Canadian Tire Corp. Ltd., Class A	Canada	300	32,407
	eBay, Inc.	United States	3,822	168,512
	Next PLC	United Kingdom	899	80,057
	Wesfarmers Ltd.	Australia	3,450	117,700

				472,024

	Building Products 0.5%
a	Builders FirstSource, Inc.	United States	947	117,892
	Cie de Saint-Gobain SA	France	3,469	208,909
	Masco Corp.	United States	1,676	89,582
	Owens Corning	United States	672	91,668

				508,051

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CONSOLIDATED SCHEDULE OF INVESTMENTS

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Capital Markets 1.6%
	3i Group PLC	United Kingdom	7,215	$182,554
	Ameriprise Financial, Inc.	United States	785	258,799
	Bank of New York Mellon Corp.	United States	4,980	212,397
	Julius Baer Group Ltd.	Switzerland	1,436	92,395
	SEI Investments Co.	United States	853	51,376
	State Street Corp.	United States	2,375	159,030
	T Rowe Price Group, Inc.	United States	1,604	168,211
	UBS Group AG	Switzerland	24,563	609,242

				1,734,004

	Chemicals 1.3%
	Linde PLC	United States	1,700	632,995
	LyondellBasell Industries NV, Class A	United States	1,933	183,055
	Nitto Denko Corp.	Japan	1,100	72,299
	Shin-Etsu Chemical Co. Ltd.	Japan	13,700	398,721
	Solvay SA	Belgium	533	59,168

				1,346,238

	Commercial Services & Supplies 0.6%
	Brambles Ltd.	Australia	10,400	96,118
	Cintas Corp.	United States	520	250,125
a	Copart, Inc.	United States	6,111	263,323
	TOPPAN, Inc.	Japan	1,800	43,123

				652,689

	Communications Equipment 1.0%
	Cisco Systems, Inc.	United States	17,911	962,895
a	F5, Inc.	United States	453	72,997

				1,035,892

	Construction Materials 0.3%
	Heidelberg Materials AG	Germany	1,078	83,911
	Holcim AG, Class B	United States	3,511	225,597

				309,508

	Consumer Staples Distribution & Retail 1.9%
	Albertsons Cos., Inc., Class A	United States	2,374	54,009
	Alimentation Couche-Tard, Inc.	Canada	5,700	290,818
	Carrefour SA	France	4,464	76,967
	Koninklijke Ahold Delhaize NV	Netherlands	7,290	220,126
	Kroger Co.	United States	5,283	236,414
	Tesco PLC	United Kingdom	53,613	172,885
	Walmart, Inc.	United States	6,248	999,243

				2,050,462

	Containers & Packaging 0.1%
	Packaging Corp. of America	United States	676	103,800

	Distributors 0.1%
	LKQ Corp.	United States	1,739	86,098

	Diversified REITs 0.0%†
	Stockland	Australia	17,557	44,419

	Diversified Telecommunication Services 0.9%
	AT&T, Inc.	United States	36,937	554,793
	BT Group PLC	United Kingdom	48,093	68,503
	Deutsche Telekom AG	Germany	11,214	235,889
	Verizon Communications, Inc.	United States	4,197	136,025

				995,210

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Electric Utilities 0.8%
	Chubu Electric Power Co., Inc.	Japan	4,800	$61,341
	CLP Holdings Ltd.	Hong Kong	12,000	88,791
	Endesa SA	Spain	2,377	48,508
	Enel SpA	Italy	60,815	374,738
	Kansai Electric Power Co., Inc.	Japan	5,100	71,002
	Origin Energy Ltd.	Australia	12,443	70,510
a	PG&E Corp.	United States	9,268	149,493
	Power Assets Holdings Ltd.	Hong Kong	10,000	48,392

				912,775

	Electrical Equipment 0.2%
	Fuji Electric Co. Ltd.	Japan	1,000	45,207
	Mitsubishi Electric Corp.	Japan	14,600	180,904

				226,111

	Electronic Equipment, Instruments & Components 0.2%
a	Arrow Electronics, Inc.	United States	430	53,853
	Jabil, Inc.	United States	979	124,225
	TDK Corp.	Japan	2,300	85,419

				263,497

	Entertainment 0.8%
a	Netflix, Inc.	United States	2,189	826,566

	Financial Services 3.7%
a	Berkshire Hathaway, Inc., Class B	United States	3,277	1,147,933
	Equitable Holdings, Inc.	United States	2,575	73,104
a	Fiserv, Inc.	United States	4,418	499,057
a	FleetCor Technologies, Inc.	United States	504	128,692
	Mastercard, Inc., Class A	United States	2,659	1,052,725
	Visa, Inc., Class A	United States	4,631	1,065,176

				3,966,687

	Food Products 0.2%
	Archer-Daniels-Midland Co.	United States	1,652	124,594
	Lamb Weston Holdings, Inc.	United States	1,041	96,251

				220,845

	Gas Utilities 0.1%
	Tokyo Gas Co. Ltd.	Japan	2,900	65,900

	Ground Transportation 1.1%
	Canadian National Railway Co.	Canada	2,300	250,227
	CSX Corp.	United States	13,313	409,375
	JB Hunt Transport Services, Inc.	United States	542	102,178
	Knight-Swift Transportation Holdings, Inc.	United States	1,073	53,811
	MTR Corp. Ltd.	Hong Kong	11,000	43,540
	Old Dominion Freight Line, Inc.	United States	704	288,034
	TFI International, Inc.	Canada	600	77,414

				1,224,579

	Health Care Equipment & Supplies 0.4%
a	Align Technology, Inc.	United States	526	160,598
a	IDEXX Laboratories, Inc.	United States	615	268,921

				429,519

	Health Care Providers & Services 1.2%
	Cardinal Health, Inc.	United States	1,832	159,054
a	Centene Corp.	United States	4,052	279,102
	HCA Healthcare, Inc.	United States	1,494	367,494

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CONSOLIDATED SCHEDULE OF INVESTMENTS

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Health Care Providers & Services (continued)
	Humana, Inc.	United States	939	$456,842

				1,262,492

	Health Care Technology 0.2%
a	Veeva Systems, Inc., Class A	United States	817	166,219

	Hotels, Restaurants & Leisure 1.4%
a	Booking Holdings, Inc.	United States	274	845,002
	Domino’s Pizza, Inc.	United States	260	98,485
a	Expedia Group, Inc.	United States	1,082	111,522
	McDonald’s Corp.	United States	349	91,940
a	MGM Resorts International	United States	1,346	49,479
a	Royal Caribbean Cruises Ltd.	United States	1,721	158,573
	Yum! Brands, Inc.	United States	1,557	194,532

				1,549,533

	Household Durables 0.8%
	DR Horton, Inc.	United States	2,203	236,756
	Lennar Corp., Class A	United States	1,876	210,544
a	NVR, Inc.	United States	21	125,229
	Panasonic Holdings Corp.	Japan	16,700	188,235
	PulteGroup, Inc.	United States	1,654	122,479

				883,243

	Household Products 0.2%
	Kimberly-Clark Corp.	United States	2,172	262,486

	Independent Power Producers & Energy Traders 0.1%
	RWE AG	Germany	1,073	39,932
	Vistra Corp.	United States	2,545	84,443

				124,375

	Industrial Conglomerates 0.2%
	CK Hutchison Holdings Ltd., Class A	United Kingdom	20,000	106,999
	Jardine Matheson Holdings Ltd.	Hong Kong	1,200	55,704

				162,703

	Industrial REITs 0.2%
	Goodman Group	Australia	12,744	176,426

	Insurance 2.4%
	Aflac, Inc.	United States	4,261	327,032
	American International Group, Inc.	United States	5,425	328,755
a	Arch Capital Group Ltd.	United States	2,305	183,731
	Assicurazioni Generali SpA	Italy	7,499	153,750
	Everest Group Ltd.	United States	302	112,244
	Fairfax Financial Holdings Ltd.	Canada	200	164,019
	Great-West Lifeco, Inc.	Canada	2,000	57,485
	Hartford Financial Services Group, Inc.	United States	2,243	159,051
	iA Financial Corp., Inc.	Canada	800	50,414
	Manulife Financial Corp.	Canada	13,500	247,833
	MetLife, Inc.	United States	2,936	184,704
	MS&AD Insurance Group Holdings, Inc.	Japan	3,100	114,153
b	Poste Italiane SpA	Italy	3,909	41,254
	Power Corp. of Canada	Canada	4,300	109,981
	Sompo Holdings, Inc.	Japan	2,000	86,219
	Sun Life Financial, Inc.	Canada	4,300	210,770
	Swiss Life Holding AG	Switzerland	68	42,489

				2,573,884

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CONSOLIDATED SCHEDULE OF INVESTMENTS

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Interactive Media & Services 2.0%
a	Alphabet, Inc., Class C	United States	5,773	$761,170
b	Auto Trader Group PLC	United Kingdom	6,722	50,671
a	Meta Platforms, Inc., Class A	United States	4,354	1,307,115

				2,118,956

	IT Services 1.0%
	Accenture PLC, Class A	United States	1,078	331,064
a	CGI, Inc., Class A	Canada	1,600	158,438
	Cognizant Technology Solutions Corp., Class A	United States	3,807	257,886
a	Gartner, Inc.	United States	467	160,466
	NEC Corp.	Japan	1,800	99,647
a	VeriSign, Inc.	United States	500	101,265

				1,108,766

	Life Sciences Tools & Services 1.2%
	Agilent Technologies, Inc.	United States	897	100,302
a	Charles River Laboratories International, Inc.	United States	384	75,256
a	IQVIA Holdings, Inc.	United States	1,325	260,694
a	Mettler-Toledo International, Inc.	United States	165	182,832
	Thermo Fisher Scientific, Inc.	United States	911	461,121
	West Pharmaceutical Services, Inc.	United States	551	206,741

				1,286,946

	Machinery 0.6%
	Komatsu Ltd.	Japan	6,800	184,234
	PACCAR, Inc.	United States	3,338	283,797
	Snap-on, Inc.	United States	394	100,494
	Techtronic Industries Co. Ltd.	Hong Kong	4,500	43,668

				612,193

	Metals & Mining 1.1%
	ArcelorMittal SA	Luxembourg	3,818	96,106
	BlueScope Steel Ltd.	Australia	3,442	43,185
	Fortescue Metals Group Ltd.	Australia	12,504	168,826
	JFE Holdings, Inc.	Japan	3,600	52,857
	Kinross Gold Corp.	Canada	9,000	41,206
	Nippon Steel Corp.	Japan	6,400	150,323
	Nucor Corp.	United States	1,904	297,690
	Pilbara Minerals Ltd.	Australia	20,616	57,214
	Reliance Steel & Aluminum Co.	United States	455	119,315
	Steel Dynamics, Inc.	United States	1,236	132,524

				1,159,246

	Multi-Utilities 0.4%
	Centrica PLC	United Kingdom	41,652	78,520
	E.ON SE	Germany	16,679	197,779
	Engie SA	France	13,072	201,095

				477,394

	Oil, Gas & Consumable Fuels 3.4%
	ARC Resources Ltd.	Canada	4,600	73,763
	BP PLC	United Kingdom	82,277	533,649
	Cheniere Energy, Inc.	United States	1,794	297,732
	Eni SpA	Italy	17,426	281,470
	EOG Resources, Inc.	United States	3,826	484,984
	HF Sinclair Corp.	United States	1,149	65,412
	Imperial Oil Ltd.	Canada	1,600	99,006
	Marathon Petroleum Corp.	United States	3,207	485,347
	OMV AG	Austria	1,107	53,117

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CONSOLIDATED SCHEDULE OF INVESTMENTS

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	Phillips 66	United States	3,438	$413,076
	Repsol SA	Spain	9,470	156,110
	Shell PLC	Netherlands	8,817	280,447
	Valero Energy Corp.	United States	2,680	379,783

				3,603,896

	Personal Care Products 0.7%
	Beiersdorf AG	Germany	738	95,443
	L’Oreal SA	France	1,489	619,871

				715,314

	Pharmaceuticals 0.2%
	Otsuka Holdings Co. Ltd.	Japan	2,900	103,251
	Viatris, Inc.	United States	9,082	89,549

				192,800

	Professional Services 0.8%
	Adecco Group AG	Switzerland	1,197	49,408
	Randstad NV	Netherlands	827	45,863
	Recruit Holdings Co. Ltd.	Japan	11,100	342,838
	Robert Half, Inc.	United States	818	59,943
	SS&C Technologies Holdings, Inc.	United States	1,626	85,430
	Verisk Analytics, Inc.	United States	957	226,082

				809,564

	Real Estate Management & Development 0.3%
	CK Asset Holdings Ltd.	Hong Kong	15,000	79,004
	Daiwa House Industry Co. Ltd.	Japan	4,500	121,076
	Sun Hung Kai Properties Ltd.	Hong Kong	12,000	128,399

				328,479

	Residential REITs 0.2%
	AvalonBay Communities, Inc.	United States	1,000	171,740

	Retail REITs 0.2%
	Simon Property Group, Inc.	United States	1,964	212,171

	Semiconductors & Semiconductor Equipment 1.1%
	Infineon Technologies AG	Germany	7,701	255,651
	Microchip Technology, Inc.	United States	2,966	231,496
a	ON Semiconductor Corp.	United States	2,546	236,651
a	Renesas Electronics Corp.	Japan	9,900	151,626
	Skyworks Solutions, Inc.	United States	1,208	119,097
	STMicroelectronics NV	Switzerland	5,164	224,081

				1,218,602

	Software 6.0%
a	Adobe, Inc.	United States	1,836	936,177
a	ANSYS, Inc.	United States	502	149,370
a	Autodesk, Inc.	United States	1,606	332,298
a	Cadence Design Systems, Inc.	United States	2,000	468,600
	Constellation Software, Inc.	Canada	200	414,803
a	Dropbox, Inc., Class A	United States	1,940	52,826
a	Fair Isaac Corp.	United States	187	162,415
	Intuit, Inc.	United States	1,749	893,634
a	Manhattan Associates, Inc.	United States	460	90,924
	Microsoft Corp.	United States	3,441	1,086,496
	Open Text Corp.	Canada	2,000	70,518
	Oracle Corp.	United States	7,885	835,179
	Sage Group PLC	United Kingdom	7,680	92,707

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Common Stocks (continued)
	Software (continued)
a	Synopsys, Inc.	United States	1,124	$515,882
a	VMware, Inc., Class A	United States	1,780	296,334

				6,398,163

	Specialized REITs 0.8%
	Gaming & Leisure Properties, Inc.	United States	1,980	90,189
	Iron Mountain, Inc.	United States	2,175	129,304
	Public Storage	United States	1,121	295,406
	VICI Properties, Inc.	United States	7,499	218,221
	Weyerhaeuser Co.	United States	5,502	168,691

				901,811

	Specialty Retail 1.3%
	Best Buy Co., Inc.	United States	1,485	103,163
	Lowe’s Cos., Inc.	United States	2,533	526,459
	TJX Cos., Inc.	United States	8,606	764,901

				1,394,523

	Technology Hardware, Storage & Peripherals 0.3%
	Dell Technologies, Inc., Class C	United States	1,781	122,711
	Hewlett Packard Enterprise Co.	United States	9,748	169,323

				292,034

	Textiles, Apparel & Luxury Goods 0.1%
a	Deckers Outdoor Corp.	United States	192	98,705

	Trading Companies & Distributors 1.4%
	ITOCHU Corp.	Japan	8,900	322,422
	Marubeni Corp.	Japan	10,700	167,213
	Mitsubishi Corp.	Japan	8,500	406,018
	Mitsui & Co. Ltd.	Japan	9,700	352,509
	Sumitomo Corp.	Japan	7,800	155,974
	Toyota Tsusho Corp.	Japan	1,600	94,300

				1,498,436

	Water Utilities 0.0%†
	Essential Utilities, Inc.	United States	1,139	39,102

	Total Common Stocks (Cost $52,191,851)			57,571,657

	Warrant 0.0%†
	Software 0.0%†
a,c	Constellation Software, Inc.	Canada	100	—

	Total Investments before Short-Term Investments (Cost $52,191,851)			57,571,657

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value

	Short-Term Investments 14.7%
	Money Market Funds 14.7%
d	State Street Institutional U.S. Government Money Market Fund, 5.30%	United States	15,682,398	$15,682,398

	Total Short-Term Investments (Cost $15,682,398)			15,682,398

	Total Investments (Cost $67,874,249) 68.4%			73,254,055

	Other Assets, less Liabilities 31.6%			33,906,956

	Net Assets 100.0%			$107,161,011

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $91,925, representing 0.1% of net assets.

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dRate shown is one-day yield as of the end of the reporting period.

At September 30, 2023, the Fund had the following total return equity swap contracts outstanding. See Note 1(c).

Swaps

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	October 12, 2023	45,145	1,918,599

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	2,364,749	$1,526,628	12/20/23	$—	$(3,707)
Brazilian Real	MSCO	Buy	10,717,845	2,158,680	12/20/23	—	(38,086)
Czech Koruna	MSCO	Sell	12,951,325	565,143	12/20/23	3,345	—
Euro	MSCO	Sell	1,393,710	1,502,782	12/20/23	21,788	—
Great British Pound	MSCO	Buy	4,825,922	6,025,308	12/20/23	—	(131,809)
Hungarian Forint	MSCO	Buy	1,089,521,969	2,999,942	12/20/23	—	(67,151)
Israeli Shekel	MSCO	Sell	16,180,902	4,258,282	12/20/23	—	(8,601)
Japanese Yen	MSCO	Buy	16,670,113	114,932	12/20/23	—	(1,779)
Mexican Peso	MSCO	Buy	44,751,381	2,568,385	12/20/23	—	(26,652)
New Zealand Dollar	MSCO	Sell	8,081,311	4,786,148	12/20/23	—	(69,605)
Norwegian Krone	MSCO	Sell	49,217,206	4,606,229	12/20/23	—	(29,071)
Polish Zloty	MSCO	Buy	10,903,433	2,519,451	12/20/23	—	(28,853)
South African Rand	MSCO	Buy	43,464,123	2,287,108	12/20/23	4,086	—
South Korean Won	MSCO	Buy	1,828,342,344	1,386,684	12/20/23	—	(25,626)
Swedish Krona	MSCO	Sell	17,002,478	1,534,008	12/20/23	—	(37,119)
Swiss Franc	MSCO	Buy	2,950,654	3,331,550	12/20/23	—	(77,818)

Total Forward Exchange Contracts						$29,219	$(545,877)

Net unrealized appreciation (depreciation)							$(516,658)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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Franklin Systematic Style Premia ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude, October	Long	15	$1,383,000	10/31/23	$(5,476)
Cocoa, December	Long	49	1,674,820	12/13/23	40,564
Cotton No. 2, December	Long	15	653,625	12/06/23	(1,121)
Gasoline Rbob, October	Long	11	1,108,569	10/31/23	(136,278)
Low Sulphur Gasoil, November	Long	21	2,029,125	11/10/23	8,964
Natural Gas, October	Long	3	87,870	10/27/23	(3,607)
NY Harbor ULSD, October	Long	14	1,940,753	10/31/23	(35,557)
Soybean Meal, December	Long	11	419,320	12/14/23	(16,261)
Soybean Oil, December	Long	16	535,968	12/14/23	(57,688)
Soybean, November	Long	9	573,750	11/14/23	(34,646)
Sugar No. 11, February	Long	71	2,105,689	2/29/24	(61,473)
WTI Crude, October	Long	22	1,997,380	10/20/23	33,148
Coffee ‘C’, December	Short	36	1,973,025	12/18/23	124,618
Copper, December	Short	18	1,681,875	12/27/23	34,744
Corn, December	Short	45	1,072,688	12/14/23	38,679
Lean Hog, December	Short	39	1,119,690	12/14/23	63,024
Live Cattle, December	Short	2	150,340	12/29/23	314
Platinum, January	Short	23	1,053,285	1/29/24	(721)
Silver, December	Short	6	673,500	12/27/23	22,185
Wheat, December	Short	61	1,651,575	12/14/23	371,514
Index Contracts
Australian 10 Year Bond	Long	86	6,214,981	12/15/23	(164,148)
Canada 10 Year Bond	Long	128	10,899,882	12/18/23	(301,119)
DAX Index	Long	6	2,465,723	12/15/23	(41,858)
EURO STOXX 50 Index	Long	47	2,091,963	12/15/23	(26,679)
Euro-BTP	Long	31	3,601,476	12/07/23	(144,447)
FTSE/MIB Index	Long	41	6,138,649	12/15/23	(34,175)
IFSC Nifty 50	Long	45	1,773,945	10/26/23	(11,613)
Mex Bolsa Index	Long	83	2,458,741	12/15/23	(39,239)
OMXS30 Index	Long	190	3,777,544	10/20/23	(15,550)
S&P/TSX 60 Index	Long	8	1,392,071	12/14/23	(47,304)
U.S. Treasury 10 Year Note	Long	33	3,566,062	12/19/23	(66,010)
CAC 40 10 Euro	Short	16	1,211,464	10/20/23	15,735
Euro-Bund	Short	88	11,985,389	12/07/23	261,713
Euro-OAT	Short	62	8,087,156	12/07/23	150,425
FTSE 100 Index	Short	67	6,273,101	12/15/23	(59,034)
FTSE/JSE Africa Top40 Index	Short	82	2,935,815	12/21/23	89,398
Long Gilt	Short	67	7,700,106	12/27/23	35,082
Nikkei 225 Mini	Short	13	2,775,540	12/07/23	87,547
SPI 200 Index	Short	54	6,173,960	12/21/23	117,212

Total Futures Contracts					$190,862

*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2023, expiration date 10/12/23:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 2.66%
Aptiv PLC	United States	(2,447)	$(241,250)
Lear Corp.	United States	(506)	(67,905)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Automobiles & Components (continued)
Porsche Automobil Holding SE	Germany	(1,305)	$(64,455)
Renault SA	France	(1,626)	(66,924)
Rivian Automotive, Inc.	United States	(5,527)	(134,196)
Tesla, Inc.	United States	(2,298)	(575,005)

			(1,149,735)

Banks 12.18%
Bank of America Corp.	United States	(18,767)	(513,840)
Bank of Ireland Group PLC	Ireland	(8,958)	(88,109)
Bank of Montreal	Canada	(6,100)	(516,966)
Citizens Financial Group, Inc.	United States	(4,120)	(110,416)
Commonwealth Bank of Australia	Australia	(9,609)	(619,979)
Fifth Third Bancorp	United States	(5,828)	(147,623)
FinecoBank Banca Fineco SpA	Italy	(5,191)	(63,286)
First Horizon Corp.	United States	(4,579)	(50,461)
Hang Seng Bank Ltd.	Hong Kong	(6,700)	(83,367)
Huntington Bancshares, Inc.	United States	(12,542)	(130,437)
KeyCorp	United States	(8,064)	(86,769)
M&T Bank Corp.	United States	(1,375)	(173,869)
National Australia Bank Ltd.	Australia	(26,505)	(497,281)
Nordea Bank	Finland	(27,685)	(306,099)
PNC Financial Services Group, Inc.	United States	(3,396)	(416,927)
Regions Financial Corp.	United States	(8,039)	(138,271)
Resona Holdings, Inc.	Japan	(17,200)	(95,472)
Skandinaviska Enskilda Banken AB, A	Sweden	(13,648)	(164,127)
Svenska Handelsbanken AB, A	Sweden	(12,506)	(112,303)
Swedbank AB	Sweden	(7,265)	(134,611)
Truist Financial Corp.	United States	(11,318)	(323,808)
US Bancorp	United States	(13,139)	(434,375)
Webster Financial Corp.	United States	(1,494)	(60,223)

			(5,268,619)

Capital Goods 10.69%
3M Co.	United States	(2,386)	(223,377)
AECOM	United States	(1,128)	(93,669)
Alfa Laval AB	Sweden	(2,544)	(87,999)
Alstom SA	France	(2,414)	(57,762)
Ashtead Group PLC	United Kingdom	(1,931)	(117,891)
Assa Abloy AB, B	Sweden	(8,619)	(188,974)
Atlas Copco AB	Sweden	(13,281)	(156,719)
Atlas Copco AB, A	Sweden	(22,705)	(307,737)
Carlisle Cos., Inc.	United States	(395)	(102,408)
CNH Industrial NV	United Kingdom	(8,783)	(107,310)
Epiroc AB, A	Sweden	(5,640)	(107,980)
Epiroc AB, B	Sweden	(3,348)	(53,991)
FANUC Corp.	Japan	(8,200)	(213,923)
Ferrovial SE	United States	(4,354)	(133,546)
Generac Holdings, Inc.	United States	(530)	(57,749)
Honeywell International, Inc.	United States	(3,379)	(624,236)
IDEX Corp.	United States	(651)	(135,421)
IMCD NV	Netherlands	(496)	(63,017)
L3Harris Technologies, Inc.	United States	(1,618)	(281,726)
Nibe Industrier AB	Sweden	(13,488)	(89,140)
NIDEC Corp.	Japan	(3,600)	(167,208)
Northrop Grumman Corp.	United States	(1,233)	(542,754)
Sandvik AB	Sweden	(9,074)	(168,380)
Siemens Energy AG	Germany	(4,401)	(57,685)
Spirax-Sarco Engineering PLC	United Kingdom	(641)	(74,529)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Capital Goods (continued)
Stanley Black & Decker, Inc.	United States	(1,316)	$(109,991)
Toshiba Corp.	Japan	(3,600)	(111,046)
Vestas Wind Systems A/S	Denmark	(8,727)	(187,793)

			(4,623,961)

Commercial & Professional Services 1.54%
Computershare Ltd.	Australia	(4,793)	(80,305)
Equifax, Inc.	United States	(1,045)	(191,423)
Leidos Holdings, Inc.	United States	(1,117)	(102,943)
Teleperformance	France	(509)	(64,345)
Waste Connections, Inc.	Canada	(1,700)	(228,310)

			(667,326)

Consumer Discretionary Distribution & Retail 1.55%
Burlington Stores Inc.	United States	(563)	(76,174)
CarMax, Inc.	United States	(1,360)	(96,193)
Etsy, Inc.	United States	(1,097)	(70,844)
Prosus NV	China	(11,214)	(331,489)
Rakuten Group, Inc.	Japan	(12,600)	(51,768)
Zalando SE	Germany	(1,900)	(42,506)

			(668,974)

Consumer Durables & Apparel 1.25%
Hasbro, Inc.	United States	(1,134)	(75,003)
Kering SA	France	(641)	(293,113)
Puma SE	Germany	(895)	(55,718)
VF Corp.	United States	(3,020)	(53,363)
Whirlpool Corp.	United States	(468)	(62,571)

			(539,768)

Consumer Services 1.17%
Aramark	United States	(2,146)	(74,466)
Caesars Entertainment, Inc.	United States	(1,900)	(88,065)
Delivery Hero SE	South Korea	(1,507)	(43,351)
Entain PLC	United Kingdom	(5,549)	(63,177)
Evolution AB	Sweden	(1,595)	(162,433)
Vail Resorts, Inc.	United States	(345)	(76,552)

			(508,044)

Consumer Staples Distribution & Retail 1.90%
Dollar General Corp.	United States	(1,892)	(200,174)
Ocado Group PLC	United Kingdom	(5,097)	(37,352)
Target Corp.	United States	(3,998)	(442,059)
Walgreens Boots Alliance, Inc.	United States	(6,468)	(143,848)

			(823,433)

Energy 7.12%
Aker BP ASA	Norway	(2,711)	(75,413)
Baker Hughes Co., A	United States	(8,748)	(308,979)
Enbridge, Inc.	Canada	(17,300)	(576,453)
Equinor ASA	Norway	(7,736)	(255,289)
Halliburton Co.	United States	(7,743)	(313,592)
Kinder Morgan, Inc.	United States	(17,467)	(289,603)
Neste Oyj	Finland	(3,404)	(115,796)
ONEOK, Inc.	United States	(3,858)	(244,713)
Pembina Pipeline Corp.	Canada	(4,800)	(144,994)
TC Energy Corp.	Canada	(8,700)	(300,575)
Texas Pacific Land Corp.	United States	(55)	(100,296)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Energy (continued)
The Williams Cos., Inc.	United States	(10,506)	$(353,947)

			(3,079,650)

Equity Real Estate Investment Trusts (REITs) 6.27%
Alexandria Real Estate Equities, Inc.	United States	(1,440)	(144,144)
Boston Properties, Inc.	United States	(1,287)	(76,551)
Camden Property Trust	United States	(896)	(84,744)
Digital Realty Trust, Inc.	United States	(2,481)	(300,251)
Essex Property Trust, Inc.	United States	(554)	(117,498)
Extra Space Storage Inc.	United States	(1,808)	(219,817)
Healthcare Realty Trust, Inc., A	United States	(3,319)	(50,681)
Healthpeak Properties, Inc.	United States	(4,761)	(87,412)
Invitation Homes, Inc.	United States	(5,228)	(165,675)
Kimco Realty Corp.	United States	(5,329)	(93,737)
Realty Income Corp.	United States	(5,799)	(289,602)
SBA Communications Corp., A	United States	(938)	(187,759)
Segro PLC	United Kingdom	(9,966)	(87,508)
Sun Communities, Inc.	United States	(1,051)	(124,375)
UDR, Inc.	United States	(2,695)	(96,131)
Ventas, Inc.	United States	(3,386)	(142,652)
Welltower, Inc.	United States	(4,212)	(345,047)
WP Carey, Inc.	United States	(1,852)	(100,156)

			(2,713,740)

Financial Services 6.54%
Adyen NV	Netherlands	(190)	(141,960)
Ally Financial, Inc.	United States	(2,294)	(61,204)
Annaly Capital Management, Inc.	United States	(4,184)	(78,701)
Apollo Global Management, Inc.	United States	(3,383)	(303,658)
ASX Ltd.	Australia	(1,641)	(60,496)
Charles Schwab Corp.	United States	(10,517)	(577,383)
Coinebase Global, Inc., A	United States	(1,470)	(110,368)
EQT AB	Sweden	(3,051)	(60,912)
Euronext NV	Netherlands	(741)	(51,779)
Fidelity National Information Services, Inc.	United States	(5,072)	(280,329)
Groupe Bruxelles Lambert SA	Belgium	(808)	(60,362)
Jack Henry & Associates, Inc.	United States	(625)	(94,463)
S&P Global, Inc.	United States	(1,615)	(590,137)
Square, Inc., A	United States	(4,601)	(203,640)
St James’s Place PLC	United Kingdom	(4,634)	(47,070)
Toast, Inc.	United States	(2,596)	(48,623)
Worldline SA	France	(2,071)	(58,435)

			(2,829,520)

Food, Beverage & Tobacco 2.17%
Barry Callebaut AG	Switzerland	(30)	(47,814)
Darling Ingredients, Inc.	United States	(1,276)	(66,607)
Heineken NV	Netherlands	(1,483)	(131,043)
Hormel Foods Corp.	United States	(2,565)	(97,547)
Kerry Group PLC	Ireland	(1,354)	(113,508)
Keurig Dr Pepper, Inc.	United States	(7,799)	(246,215)
Mowi ASA	Norway	(3,751)	(66,818)
Orkla ASA	Norway	(6,386)	(47,999)
Tyson Foods, Inc., A	United States	(2,429)	(122,640)

			(940,191)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Health Care Equipment & Services 5.31%
Alcon, Inc.	Switzerland	(813)	$(63,046)
Baxter International, Inc.	United States	(4,340)	(163,792)
Coloplast A/S	Denmark	(1,196)	(126,949)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(5,029)	(65,208)
Fresenius SE & Co. KGaA	Germany	(3,591)	(112,006)
Henry Schein, Inc.	United States	(1,118)	(83,011)
Insulet Corp.	United States	(586)	(93,461)
Laboratory Corp of America Holdings	United States	(765)	(153,803)
Medtronic PLC	United States	(7,700)	(603,372)
Quest Diagnostics, Inc.	United States	(964)	(117,473)
Ramsay Health Care Ltd.	Australia	(1,557)	(52,124)
UnitedHealth Group, Inc.	United States	(1,312)	(661,497)

			(2,295,742)

Household & Personal Products 0.26%
Essity AB, B	Sweden	(5,228)	(113,518)

Insurance 4.01%
Aegon NV	Netherlands	(14,238)	(69,071)
Ageas SA/NV	Belgium	(1,337)	(55,249)
Assurant, Inc.	United States	(452)	(64,898)
Cincinnati Financial Corp.	United States	(1,338)	(136,864)
Markel Corp.	United States	(107)	(157,557)
NN Group NV	Netherlands	(2,143)	(69,066)
Progressive Corp.	United States	(4,584)	(638,551)
Sampo Oyj	Finland	(3,940)	(170,947)
T&D Holdings, Inc.	Japan	(4,200)	(69,463)
The Allstate Corp.	United States	(2,225)	(247,887)
Tryg A/S	Denmark	(2,971)	(54,563)

			(1,734,116)

Materials 6.07%
Anglo American PLC	United Kingdom	(10,679)	(295,291)
Antofagasta PLC	United Kingdom	(3,297)	(57,505)
Ball Corp.	United States	(2,706)	(134,705)
Boliden AB	Sweden	(2,291)	(66,310)
Chr. Hansen Holding A/S	Denmark	(906)	(55,622)
Covestro AG	Germany	(1,597)	(86,334)
Croda International PLC	United Kingdom	(1,224)	(73,428)
Freeport-McMoRan, Inc.	United States	(8,057)	(300,446)
Givaudan SA	Switzerland	(79)	(258,555)
IGO Ltd.	Australia	(5,945)	(48,575)
International Flavors & Fragrances, Inc.	United States	(2,203)	(150,179)
Mineral Resources Ltd.	Australia	(1,507)	(65,778)
Newmont Corp.	United States	(6,796)	(251,112)
Norsk Hydro ASA	Norway	(11,042)	(69,733)
Novozymes A/S	Denmark	(1,747)	(70,617)
Pan American Silver Corp.	Canada	(3,100)	(45,078)
Stora Enso Oyj	Finland	(4,870)	(61,306)
Sumitomo Metal Mining Co. Ltd.	Japan	(2,100)	(61,906)
Svenska Cellulosa AB	Sweden	(5,180)	(71,495)
Symrise AG	Germany	(1,154)	(110,353)
UPM-Kymmene OYJ	Finland	(4,529)	(155,696)
Westrock Co.	United States	(2,233)	(79,941)
Yara International ASA	Norway	(1,414)	(53,858)

			(2,623,823)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Media & Entertainment 4.72%
Charter Communications, Inc., A	United States	(814)	$(358,013)
Liberty Broadband Corp.	United States	(1,004)	(91,685)
Match Group, Inc.	United States	(2,421)	(94,843)
News Corp., A	United States	(3,066)	(61,504)
Paramount Global, B	United States	(4,232)	(54,593)
ROBLOX Corp., A	United States	(3,670)	(106,283)
Sea Ltd. ADR	Singapore	(3,100)	(136,245)
Snap, Inc.	United States	(8,682)	(77,357)
The Walt Disney Co.	United States	(7,625)	(618,006)
Universal Music Group NV	Netherlands	(6,920)	(181,186)
Vivendi SA	France	(5,782)	(50,786)
Warner Bros Discovery Inc.	United States	(19,439)	(211,107)

			(2,041,608)

Pharmaceuticals, Biotechnology & Life Sciences 7.18%
Alnylam Pharmaceuticals, Inc.	United States	(1,057)	(187,195)
AstraZeneca PLC	United Kingdom	(4,720)	(639,586)
Bayer AG	Germany	(1,304)	(62,749)
BioMarin Pharmaceutical, Inc.	United States	(1,600)	(141,568)
Catalent, Inc.	United States	(1,531)	(69,706)
Daiichi Sankyo Co. Ltd.	Japan	(16,000)	(440,248)
Eurofins Scientific SE	Luxembourg	(1,159)	(65,649)
Illumina, Inc.	United States	(1,389)	(190,682)
Johnson & Johnson	United States	(3,867)	(602,285)
Merck KGaA	Germany	(1,108)	(185,525)
Moderna Inc.	United States	(2,832)	(292,517)
Roche Holding AG	Switzerland	(275)	(80,985)
Sartorius Stedim Biotech	France	(240)	(57,427)
UCB SA	Belgium	(1,086)	(89,156)

			(3,105,278)

Real Estate Management & Development 0.59%
CapitaLand Investment Ltd.	Singapore	(22,200)	(50,421)
Swiss Prime Site AG	Switzerland	(653)	(59,925)
Vonovia SE	Germany	(6,045)	(145,987)

			(256,333)

Semiconductors & Semiconductor Equipment 4.61%
ASML Holding NV	Netherlands	(1,016)	(601,418)
Enphase Energy, Inc.	United States	(1,158)	(139,134)
Entegris, Inc.	United States	(1,293)	(121,426)
First Solar, Inc.	United States	(890)	(143,815)
Lasertec Corp.	Japan	(700)	(109,157)
Micron Technology, Inc.	United States	(8,984)	(611,181)
Monolithic Power Systems, Inc.	United States	(284)	(131,208)
Qorvo, Inc.	United States	(799)	(76,281)
SolarEdge Technologies, Inc.	United States	(485)	(62,812)

			(1,996,432)

Software & Services 4.05%
BILL Holdings, Inc.	United States	(818)	(88,810)
Cloudflare, Inc., A	United States	(2,262)	(142,597)
Dassault Systemes SE	France	(5,770)	(215,617)
EPAM Systems, Inc.	United States	(495)	(126,567)
NortonLifeLock, Inc.	United States	(5,129)	(90,681)
Okta Inc., A	United States	(1,292)	(105,311)
Shopify Inc., A	Canada	(1,000)	(54,837)
Snowflake, Inc.	United States	(2,183)	(333,497)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Software & Services (continued)
Splunk, Inc.	United States	(1,353)	$(197,876)
Twilio, Inc., A	United States	(1,449)	(84,810)
Unity Software, Inc.	United States	(1,934)	(60,708)
Zoom Video Communications, Inc., A	United States	(1,944)	(135,963)
Zscaler, Inc.	United States	(732)	(113,892)

			(1,751,166)

Technology Hardware & Equipment 3.71%
Cognex Corp.	United States	(1,494)	(63,405)
Halma PLC	United Kingdom	(3,293)	(77,914)
Hexagon AB	Sweden	(17,804)	(153,029)
Keyence Corp.	Japan	(1,700)	(632,267)
Logitech International SA	Switzerland	(1,413)	(97,742)
Seagate Technology Holdings PLC	United States	(1,700)	(112,115)
Telefonaktiebolaget LM Ericsson	Sweden	(25,058)	(123,004)
Trimble, Inc.	United States	(2,136)	(115,045)
Western Digital Corp.	United States	(2,784)	(127,034)
Zebra Technologies Corp.	United States	(443)	(104,783)

			(1,606,338)

Telecommunication Services 1.39%
Cellnex Telecom SA	Spain	(4,794)	(167,344)
Elisa Oyj	Finland	(1,229)	(57,110)
Rogers Communications, Inc.	Canada	(3,000)	(115,718)
Singapore Telecommunications Ltd.	Singapore	(70,200)	(124,466)
Telenor ASA	Norway	(6,066)	(69,263)
TELUS Corp.	Canada	(4,000)	(65,621)

			(599,522)

Transportation 0.24%
Getlink SE	France	(3,074)	(49,177)
Grab Holdings Ltd. A	Singapore	(16,012)	(56,682)

			(105,859)

Utilities 2.82%
Alliant Energy Corp.	United States	(2,157)	(104,506)
APA Group	Australia	(10,717)	(57,409)
Dominion Energy, Inc.	United States	(7,155)	(319,614)
DTE Energy Co.	United States	(1,764)	(175,130)
EDP - Energias de Portugal SA	Portugal	(27,254)	(113,574)
Fortum OYJ	Finland	(3,825)	(44,527)
NRG Energy, Inc.	United States	(1,900)	(73,188)
Orsted AS	Denmark	(1,634)	(89,342)
Public Service Enterprise Group, Inc.	United States	(4,285)	(243,859)

			(1,221,149)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(43,263,845)

See Note 8 regarding other derivative information.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Core Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.74	$23.43	$25.14	$25.44	$25.00

Income from investment operations[b]:

Net investment income[c]	0.34	0.55	0.45	0.51	0.29

Net realized and unrealized gains (losses)	(1.20)	(1.70)	(1.61)	0.03	0.49

Total from investment operations	(0.86)	(1.15)	(1.16)	0.54	0.78

Less distributions from:

Net investment income	(0.36)	(0.54)	(0.50)	(0.65)	(0.31)

Net realized gains	—	—	(0.05)	(0.19)	(0.03)

Total distributions	(0.36)	(0.54)	(0.55)	(0.84)	(0.34)

Net asset value, end of period	$20.52	$21.74	$23.43	$25.14	$25.44

Total return[d]	(4.02)%	(4.88)%	(4.72)%	2.07%	3.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.16%	0.17%	0.19%

Expenses net of waiver and payments by affiliates	0.15%	0.14%	0.15%	0.15%	0.15%

Net investment income	3.23%	2.51%	1.80%	1.95%	2.14%

Supplemental data

Net assets, end of period (000’s)	$1,564,895	$1,511,691	$1,509,961	$1,460,597	$853,532

Portfolio turnover rate[f]	10.55% [g]	68.70% [g]	69.88% [g]	90.99% [g]	126.68% [g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.55%	68.70%	69.88%	90.99%	126.68%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 28.6%
	Aerospace & Defense 0.6%
	Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$3,572,985
	Northrop Grumman Corp., 4.03%, 10/15/47	United States	7,400,000	5,672,568

				9,245,553

	Agriculture 0.8%
	Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000	4,277,854
a	Cargill, Inc., 2.125%, 11/10/31	United States	2,000,000	1,558,864
a	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,745,183
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,414,695

				12,996,596

	Airlines 0.7%
	American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	4,110,920	3,525,015
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	5,774,687	5,611,174
	United Airlines Pass-Through Trust,
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	853,283	737,787
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	68,283	67,781
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,551,600	1,503,247

				11,445,004

	Banks 6.9%
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,113,489
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,412,243
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	7,368,171
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,595,297
a	BNP Paribas SA, 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000	2,113,591
a	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,261,027
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,408,857
	4.125%, 7/25/28	United States	2,300,000	2,094,128
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,423,642
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,615,548
	Fifth Third Bancorp, 2.375%, 1/28/25	United States	4,400,000	4,179,683
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,593,035
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,305,226
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	4,638,703
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,481,802
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	999,341
	0.976% to 5/24/24, FRN thereafter, 5/24/25	United Kingdom	4,800,000	4,625,291
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,109,946
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,622,109
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000	1,517,730
	KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,355,314
	Mitsubishi UFJ Financial Group, Inc., 5.063% to 9/12/24, FRN thereafter, 9/12/25	Japan	4,500,000	4,452,242
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,663,841
	Morgan Stanley,
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,706,259
	3.95%, 4/23/27	United States	3,600,000	3,345,679
a	Nordea Bank Abp, 4.75%, 9/22/25	Finland	2,200,000	2,154,648
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	2,800,860
a	Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	3,793,004

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	$4,522,323
	Truist Bank, 2.25%, 3/11/30	United States	4,300,000	3,294,549
	Truist Financial Corp., 5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000	3,808,747
a	UBS Group AG, 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	548,198
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	8,579,334
	4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,554,393

				108,058,250

	Banks 0.2%
a	ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,097,721
	U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,686,279
	UBS Group AG, 4.55%, 4/17/26	Switzerland	950,000	912,623

				3,696,623

	Beverages 0.7%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	1,800,000	1,650,861
	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/01/30	United States	3,900,000	3,472,389
	PepsiCo, Inc., 3.90%, 7/18/32	United States	6,000,000	5,471,163

				10,594,413

	Biotechnology 0.7%
	Amgen, Inc., 5.25%, 3/02/33	United States	3,400,000	3,251,764
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	461,038
	Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	2,981,575
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	3,884,387

				10,578,764

	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,084,962

	Commercial Services & Supplies 0.6%
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,687,554
	Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	5,196,116

				8,883,670

	Diversified Telecommunication Services 0.8%
	America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,184,988
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,545,315
	Verizon Communications, Inc.,
	1.75%, 1/20/31	United States	5,000,000	3,769,856
	2.85%, 9/03/41	United States	3,900,000	2,523,959

				13,024,118

	Electric 1.3%
	Constellation Energy Generation LLC, 6.125%, 1/15/34	United States	1,050,000	1,049,253
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,707,990
	Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,170,338
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	483,309
a	Electricite de France SA, 5.70%, 5/23/28	France	600,000	594,576
	Florida Power & Light Co., 4.625%, 5/15/30	United States	1,465,000	1,398,834
	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	1,500,000	1,502,805
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	3,881,060
	Southern Co., 5.50%, 3/15/29	United States	3,100,000	3,082,458
	Xcel Energy, Inc., 5.45%, 8/15/33	United States	3,300,000	3,152,401

				21,023,024

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric Utilities 2.0%
	Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	$958,310
a	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	2,978,642
	Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,462,031
a	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,798,440
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,428,298
	[a] 2.25%, 7/12/31	Netherlands	3,500,000	2,647,569
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,053,422
	Georgia Power Co., Series 2010-C, , 4.75%, 9/01/40	United States	1,400,000	1,191,679
	MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	786,032
a	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	559,039
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,319,395
	Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	3,627,144

				31,810,001

	Electronic Equipment, Instruments & Components 0.3%
	Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	2,802,088
	Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,410,837

				5,212,925

	Energy Equipment & Services 0.4%
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,133,128
	MPLX LP, 2.65%, 8/15/30	United States	2,500,000	2,020,165
a	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	1,950,000	1,812,721

				6,966,014

	Entertainment 0.1%
	Warnermedia Holdings, Inc., 4.054%, 3/15/29	United States	900,000	802,294

	Financial Services 0.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,709,113
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	4,000,000	3,882,667

				6,591,780

	Food 0.0%†
	General Mills, Inc., 5.241%, 11/18/25	United States	800,000	793,061

	Food Products 0.4%
	Kraft Heinz Foods Co.,
	3.00%, 6/01/26	United States	4,100,000	3,845,066
	3.75%, 4/01/30	United States	2,000,000	1,786,491

				5,631,557

	Ground Transportation 0.2%
	Burlington Northern Santa Fe LLC,
	4.90%, 4/01/44	United States	1,100,000	975,228
	4.15%, 4/01/45	United States	2,300,000	1,829,728
	CSX Corp., 4.25%, 11/01/66	United States	1,000,000	747,815

				3,552,771

	Health Care Providers & Services 1.0%
	CVS Health Corp.,
	4.875%, 7/20/35	United States	1,400,000	1,252,784
	4.30%, 3/25/28	United States	1,117,000	1,057,477
	Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,758,735
	Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	5,592,798
	STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,058,187

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	2,500,000	$1,765,258

				15,485,239

	Health Care Services 0.3%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,055,171

	Healthcare-Products 0.7%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	4,958,161
	GE HealthCare Technologies, Inc.,
	5.905%, 11/22/32	United States	4,200,000	4,169,709
	5.60%, 11/15/25	United States	2,300,000	2,287,172

				11,415,042

	Insurance 2.2%
a	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,521,155
	Aon Corp., 2.80%, 5/15/30	United States	7,000,000	5,831,334
	Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	1,919,398
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,200,000	895,886
a	Corebridge Financial, Inc., 6.05%, 9/15/33	United States	2,400,000	2,334,815
a	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	1,994,832
a	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	4,000,000	3,338,383
a	MassMutual Global Funding II, 5.05%, 12/07/27	United States	5,100,000	5,020,541
	MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	1,074,246
	Metropolitan Life Global Funding I,
	[a] 4.30%, 8/25/29	United States	1,400,000	1,310,468
	[a] 5.05%, 1/06/28	United States	2,500,000	2,447,033
a	New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,082,497
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,017,680

				34,788,268

	Internet 0.3%
	Meta Platforms, Inc., 4.95%, 5/15/33	United States	4,400,000	4,219,159

	Internet Software & Services 0.1%
a,b	Tencent Holdings Ltd., 3.925%, 1/19/38	Cayman Islands	2,000,000	1,516,258

	IT Services 0.8%
	Apple, Inc., 2.65%, 5/11/50	United States	2,000,000	1,225,990
	Fidelity National Information Services, Inc., 2.25%, 3/01/31	United States	4,500,000	3,523,135
	Fiserv, Inc., 2.65%, 6/01/30	United States	4,700,000	3,864,289
	Hewlett Packard Enterprise Co., 5.90%, 10/01/24	United States	3,300,000	3,298,231

				11,911,645

	Media 0.8%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	3,901,751
	3.50%, 3/01/42	United States	1,500,000	927,925
	Comcast Corp., 4.25%, 1/15/33	United States	4,000,000	3,599,875
	NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	905,581
	Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	2,962,147

				12,297,279

	Metals & Mining 0.1%
a	Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	874,369

	Oil & Gas 0.3%
	BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	4,978,578

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels 1.0%
a	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	$3,764,370
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	600,000	559,694
	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	United States	2,200,000	2,184,304
	Equinor ASA, 2.375%, 5/22/30	Norway	3,000,000	2,521,100
	Exxon Mobil Corp., 2.61%, 10/15/30	United States	3,000,000	2,534,357
a	Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	763,049
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,728,945

				16,055,819

	Packaging & Containers 0.2%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	2,830,367

	Paper & Forest Products 0.1%
	Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	999,637

	Personal Products 0.6%
	Estee Lauder Cos., Inc., 4.65%, 5/15/33	United States	4,500,000	4,199,910
a	Kenvue, Inc., 5.05%, 3/22/28	United States	4,500,000	4,443,218

				8,643,128

	Pharmaceuticals 1.2%
	AbbVie, Inc., 4.75%, 3/15/45	United States	1,000,000	859,345
a	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,114,120
	Bristol-Myers Squibb Co., 4.125%, 6/15/39	United States	3,200,000	2,670,704
	CVS Health Corp., 1.875%, 2/28/31	United States	6,000,000	4,579,243
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,607,654
	Takeda Pharmaceutical Co. Ltd.,
	2.05%, 3/31/30	Japan	2,600,000	2,091,925
	5.00%, 11/26/28	Japan	2,500,000	2,447,737

				19,370,728

	Pipelines 0.2%
	Energy Transfer LP, 3.90%, 5/15/24	United States	2,650,000	2,615,291

	Real Estate Management & Development 0.1%
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,547,828

	Retail 0.2%
	Advance Auto Parts, Inc.,
	5.90%, 3/09/26	United States	350,000	338,157
	5.95%, 3/09/28	United States	300,000	283,740
	Target Corp., 4.40%, 1/15/33	United States	2,000,000	1,845,225

				2,467,122

	Software 0.4%
	Salesforce, Inc., 1.95%, 7/15/31	United States	2,000,000	1,584,820
	ServiceNow, Inc., 1.40%, 9/01/30	United States	6,000,000	4,609,953

				6,194,773

	Telecommunications 0.4%
	AT&T, Inc., 2.55%, 12/01/33	United States	7,500,000	5,511,054

	Wireless Telecommunication Services 0.4%
	T-Mobile USA, Inc.,
	3.75%, 4/15/27	United States	5,000,000	4,673,778
	3.875%, 4/15/30	United States	1,000,000	886,349
	Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	799,111

				6,359,238

	Total Corporate Bonds & Notes (Cost $507,865,495)			447,127,373

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Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities 46.0%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	$2,797,351
Federal Home Loan Mortgage Corp.,
2.00%, 4/01/52	United States	5,033,378	3,836,077
2.50%, 4/01/37	United States	4,637,567	4,096,236
2.50%, 12/01/51	United States	747,847	594,660
2.50%, 4/01/52	United States	21,313,240	16,960,017
3.00%, 4/01/37	United States	482,292	436,591
3.00%, 7/01/37	United States	678,331	614,871
3.00%, 8/01/37	United States	521,815	472,357
3.00%, 9/01/37	United States	689,195	623,887
3.50%, 4/01/52	United States	3,084,872	2,655,988
3.50%, 5/01/52	United States	7,000,582	6,028,369
3.50%, 6/01/52	United States	4,945,761	4,259,868
3.50%, 12/01/52	United States	3,171,394	2,730,463
4.00%, 11/01/37	United States	5,446,929	5,148,302
4.00%, 10/01/53	United States	2,982,000	2,657,293
6.00%, 4/01/53	United States	999,700	987,393
6.00%, 10/01/53	United States	1,640,000	1,619,805
Federal National Mortgage Association,
1.50%, 9/01/51	United States	4,241,583	3,061,071
2.00%, 4/01/37	United States	446,511	383,425
2.50%, 7/01/37	United States	4,396,899	3,888,186
3.00%, 9/01/37	United States	4,298,766	3,898,353
3.00%, 10/01/37	United States	4,509,592	4,082,067
3.00%, 12/01/51	United States	2,545,309	2,108,550
3.00%, 5/01/52	United States	4,221,299	3,498,298
3.00%, 11/01/52	United States	1,073,313	889,117
3.50%, 6/01/49	United States	593,696	520,142
3.50%, 11/01/52	United States	4,606,124	3,966,681
5.00%, 2/01/53	United States	8,050,987	7,606,166
5.00%, 8/01/53	United States	4,594,121	4,338,561
5.50%, 5/01/53	United States	11,598,595	11,218,560
6.00%, 8/01/53	United States	14,998,932	14,814,233
Government National Mortgage Association,
4.00%, 6/20/52	United States	7,111,528	6,412,848
5.00%, 6/20/53	United States	1,866,469	1,770,258
5.50%, 7/20/53	United States	715,795	695,013
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	8,700,000	4,949,144
1.25%, 5/15/50	United States	22,465,000	10,604,621
1.375%, 8/15/50	United States	50,750,000	24,780,273
2.00%, 11/15/41	United States	31,050,000	20,161,274
2.00%, 2/15/50	United States	11,100,000	6,480,059
2.25%, 8/15/46	United States	23,854,000	15,132,381
2.25%, 8/15/49	United States	2,050,000	1,276,726
2.75%, 8/15/42	United States	16,450,000	12,064,726
2.75%, 11/15/42	United States	18,900,000	13,804,014
3.00%, 11/15/44	United States	12,595,000	9,403,693
3.00%, 2/15/49	United States	7,293,000	5,332,152
3.625%, 2/15/53	United States	10,600,000	8,769,016
3.625%, 5/15/53	United States	6,150,000	5,093,449
U.S. Treasury Notes,
0.375%, 11/30/25	United States	66,250,000	60,036,475
0.375%, 1/31/26	United States	54,000,000	48,618,984
0.875%, 6/30/26	United States	24,500,000	22,048,086
1.25%, 12/31/26	United States	80,900,000	72,481,344
1.25%, 8/15/31	United States	3,800,000	2,970,977
2.125%, 2/29/24	United States	42,500,000	41,931,413

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
2.125%, 3/31/24	United States	58,000,000	$57,052,076
2.75%, 8/15/32	United States	17,700,000	15,329,859
3.25%, 6/30/27	United States	104,400,000	99,208,547
3.50%, 4/30/28	United States	5,500,000	5,242,832
3.75%, 5/31/30	United States	1,100,000	1,044,484
4.00%, 10/31/29	United States	22,100,000	21,341,176
4.125%, 7/31/28	United States	5,700,000	5,577,539

Total U.S. Government & Agency Securities (Cost $802,649,823)			720,406,377

Municipal Bonds 2.0%
California 1.9%
California Health Facilities Financing Authority, State of California Personal Income Tax Revenue, 2.934%, 6/01/32	United States	530,000	440,749
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39	United States	12,580,000	9,141,233
Contra Costa Community College District, Refunding, 2.926%, 8/01/38	United States	4,000,000	2,986,930
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	6,500,000	5,907,956
San Bernardino Community College District,
Refunding, 2.686%,8/01/41	United States	6,140,000	4,105,252
Refunding, 2.856%,8/01/49	United States	3,575,000	2,155,286
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,380,618

			30,118,024

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	904,534

Total Municipals (Cost $41,957,687)			31,022,558

Mortgage-Backed Securities 18.2%
Fannie Mae 5.8%
Federal Home Loan Mortgage Corp.,
2.00%, 4/1/37	United States	4,820,390	4,139,450
2.00%, 1/1/52	United States	12,606,077	9,632,931
2.00%, 2/1/52	United States	558,175	425,871
2.50%, 4/1/37	United States	4,558,386	4,020,835
2.50%, 5/1/37	United States	3,888,600	3,429,741
2.50%, 1/1/52	United States	1,278,585	1,016,696
2.50%, 3/1/52	United States	6,790,527	5,398,866
2.50%, 8/1/52	United States	1,035,962	823,615
3.00%, 6/1/37	United States	4,099,833	3,711,288
3.00%, 3/1/50	United States	14,015,201	11,745,719
3.00%, 3/1/50	United States	5,419,099	4,557,154
3.00%, 7/1/52	United States	8,695,618	7,200,107
3.50%, 2/1/47	United States	1,392,079	1,228,623
3.50%, 2/1/47	United States	2,629,436	2,306,990
3.50%, 3/1/48	United States	1,684,721	1,475,818
3.50%, 3/1/48	United States	3,430,271	3,004,945
3.50%, 8/1/52	United States	2,015,484	1,735,262
4.00%, 11/1/45	United States	2,390,971	2,185,039
4.00%, 6/1/48	United States	4,995,681	4,552,454
4.00%, 5/1/50	United States	5,394,568	4,888,625
4.00%, 9/1/52	United States	4,616,592	4,114,674
4.00%, 10/1/52	United States	3,564,063	3,176,940
4.50%, 8/1/52	United States	692,572	636,645
4.50%, 10/1/52	United States	6,005,773	5,520,316

			90,928,604

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Freddie Mac 10.5%
	Federal National Mortgage Association,
	2.00%, 5/1/36	United States	10,255,154	$8,817,024
	2.00%, 4/1/37	United States	4,652,775	3,994,646
	2.00%, 7/1/51	United States	21,372,171	16,347,019
	2.00%, 8/1/51	United States	14,050,668	10,746,223
	2.00%, 2/1/52	United States	5,452,996	4,163,477
	2.00%, 2/1/52	United States	5,447,027	4,156,224
	2.00%, 3/1/52	United States	19,345,820	14,752,789
	2.50%, 7/1/51	United States	7,017,671	5,602,364
	2.50%, 8/1/51	United States	4,387,402	3,499,663
	2.50%, 12/1/51	United States	15,570,312	12,387,280
	2.50%, 2/1/52	United States	1,585,197	1,261,939
	2.50%, 3/1/52	United States	11,364,788	9,037,810
	2.50%, 4/1/52	United States	5,093,899	4,047,799
	3.00%, 9/1/37	United States	531,302	480,937
	3.00%, 4/1/50	United States	5,807,351	4,885,042
	3.00%, 9/1/50	United States	4,696,493	3,930,747
	3.00%, 11/1/51	United States	5,319,948	4,416,164
	3.00%, 4/1/52	United States	5,192,249	4,302,285
	3.00%, 5/1/52	United States	10,205,082	8,457,343
	3.00%, 7/1/52	United States	1,836,778	1,521,841
	3.50%, 8/1/49	United States	9,516,207	8,335,433
	3.50%, 6/1/52	United States	5,024,160	4,326,239
	3.50%, 8/1/52	United States	1,008,652	868,749
	4.00%, 2/1/49	United States	394,102	358,714
	4.00%, 3/1/53	United States	3,505,644	3,124,302
	4.50%, 7/1/47	United States	5,084,092	4,785,078
	4.50%, 5/1/48	United States	2,596,886	2,432,648
	4.50%, 12/1/48	United States	3,660,655	3,426,280
	4.50%, 2/1/50	United States	1,549,988	1,447,546
	4.50%, 11/1/52	United States	6,691,802	6,150,908
	5.00%, 10/1/52	United States	3,479,620	3,287,496

				165,352,009

	Ginnie Mae 1.9%
	Government National Mortgage Association,
	2.00%, 4/20/52	United States	5,160,450	4,088,135
	2.00%, 5/20/52	United States	10,800,886	8,548,243
	2.00%, 6/20/52	United States	5,219,516	4,131,172
	2.50%, 4/20/52	United States	9,119,777	7,462,873
	2.50%, 6/20/52	United States	5,204,307	4,260,531
	6.00%, 1/20/53	United States	960,276	952,778

				29,443,732

	Total Mortgage-Backed Securities (Cost $329,165,293)	.		285,724,345

	Foreign Government and Agency Securities 1.0%
	Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	735,363
	Peruvian Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	4,805,093
a	Korea Electric Power Corp., 5.375%, 4/06/26	South Korea	1,600,000	1,592,868
a	African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,017,616
a	Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,384,975

				8,402,591

	Total Foreign Government and Agency Securities (Cost $19,045,822)			15,535,915

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities 2.4%
	Bank,
	Series 2021-BN33, Class A5, 2.556%,5/15/64	United States	2,780,000	$2,212,694
	[c] Series 2022-BN40, Class A4, 3.507%,3/15/64	United States	2,800,000	2,341,523
	Benchmark Mortgage Trust,
	Series 2021-B31, Class A5, 2.669%,12/15/54	United States	2,780,000	2,198,543
	[c] Series 2022-B32, Class A5, 3.002%,1/15/55	United States	5,560,000	4,295,400
	[c] ,Series 2023-V3, Class A3, 6.363%,7/15/56	United States	540,000	546,594
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class B, 6.397%,9/15/36	United States	3,190,000	3,087,573
	[a,c] Series 2022-LP2, Class A, 6.345%,2/15/39	United States	2,592,222	2,533,035
a,c	BX Mortgage Trust, Series 2021-PAC, Class A, 6.136%, 10/15/36	United States	3,090,000	3,023,545
a,c	BX Trust, Series 2022-IND, Class A, 6.823%, 4/15/37	United States	4,098,918	4,073,068
a,c	DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.50%, 6/15/34	United States	7,190,000	7,116,288
a	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	5,739,356

	Total Asset-Backed Securities (Cost $40,932,209)			37,167,619

	Total Investments before Short-Term Investments (Cost $1,741,616,329)			1,536,984,187

	Short-Term Investments 0.9%
	Money Market Funds 0.9%
d,e	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	United States	14,340,724	14,340,724

	Total Short-Term Investments (Cost $14,340,724)			14,340,724

	Total Investments (Cost $1,755,957,053) 99.1%			1,551,324,911

	Other Assets, less Liabilities 0.9%			13,570,455

	Net Assets 100.0%			$1,564,895,366

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $113,796,128, representing 7.3% of net assets.

b Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At September 30, 2023, the aggregate value of these securities was $1,516,258, representing 0.1% of net assets.

c Variable rate security. The rate shown represents the yield at period end.

d The rate shown is the annualized seven-day effective yield at period end.

e See Note 3(d) regarding investments in affiliated management investment companies.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	46	$9,324,703	12/29/23	$(22,205)
U.S. Treasury 5 Yr. Note	Long	368	38,772,250	12/29/23	(193,193)
U.S. Treasury Ultra 10 Yr. (CBT)	Long	37	4,127,813	12/19/23	(111,053)

Total Futures Contracts					$(326,451)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 220.

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Financial Highlights

Franklin U.S. Low Volatility ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$47.16	$49.07	$43.69	$30.93	$33.61	$30.03

Income from investment operations[a]:

Net investment income[b]	0.42	0.76	0.70	0.67	0.64	0.52

Net realized and unrealized gains (losses)	0.23	(1.89)	5.39	12.73	(2.84)	3.88

Total from investment operations	0.65	(1.13)	6.09	13.40	(2.20)	4.40

Less distributions from:

Net investment income	(0.38)	(0.78)	(0.71)	(0.64)	(0.48)	(0.47)

Net realized gains	—	—	—	—	—	(0.35)

Total distributions	(0.38)	(0.78)	(0.71)	(0.64)	(0.48)	(0.82)

Net asset value, end of period	$47.43	$47.16	$49.07	$43.69	$30.93	$33.61

Total return[c]	1.36%	(2.22)%	13.98%	43.52%	(6.74)%	14.98%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.29%	0.29%	0.33%	0.37%	0.57%	1.12%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.29%	0.29%	0.33%	0.50%

Net investment income	1.76%	1.66%	1.47%	1.71%	1.75%	1.64%

Supplemental data

Net assets, end of period (000’s)	$142,295	$155,613	$134,935	$139,822	$74,223	$13,443

Portfolio turnover rate[e]	14.72% [f]	32.13% [f]	21.90% [f]	40.54% [f]	32.61% [f]	46.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	14.72%	32.13%	21.90%	40.54%	32.61%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.3%
	Communication Services 8.4%
a	Alphabet, Inc., Class A	15,509	$2,029,508
	Comcast Corp., Class A	44,593	1,977,254
a	Liberty Broadband Corp., Class C	21,834	1,993,881
	New York Times Co., Class A	48,841	2,012,249
	TELUS Corp.	118,969	1,943,953
	Verizon Communications, Inc.	60,700	1,967,287

			11,924,132

	Consumer Discretionary 10.9%
a	Amazon.com, Inc.	15,381	1,955,233
a	AutoZone, Inc.	769	1,953,252
	Home Depot, Inc.	6,421	1,940,169
	McDonald’s Corp.	7,261	1,912,838
a	NVR, Inc.	326	1,944,036
	Starbucks Corp.	21,101	1,925,888
	TJX Cos., Inc.	22,171	1,970,559
	Tractor Supply Co.	9,640	1,957,402

			15,559,377

	Consumer Staples 6.2%
	Coca-Cola Co.	26,303	1,472,442
	Colgate-Palmolive Co.	20,912	1,487,052
	Mondelez International, Inc., Class A	21,511	1,492,864
	PepsiCo, Inc.	8,644	1,464,639
	Procter & Gamble Co.	9,995	1,457,871
	Target Corp.	13,455	1,487,719

			8,862,587

	Energy 4.7%
	Chevron Corp.	9,892	1,667,989
	DT Midstream, Inc.	30,861	1,633,164
	Exxon Mobil Corp.	14,341	1,686,215
	Williams Cos., Inc.	48,927	1,648,351

			6,635,719

	Financials 13.2%
	Arthur J Gallagher & Co.	6,314	1,439,150
	BlackRock, Inc.	2,229	1,441,026
a	Fiserv, Inc.	12,679	1,432,220
	Intercontinental Exchange, Inc.	13,359	1,469,757
	JPMorgan Chase & Co.	10,099	1,464,557
	Mastercard, Inc., Class A	3,659	1,448,635
	MetLife, Inc.	22,846	1,437,242
	Morgan Stanley	17,670	1,443,109
	Nasdaq, Inc.	30,240	1,469,361
	Progressive Corp.	10,273	1,431,029
	S&P Global, Inc.	3,959	1,446,658
	Travelers Cos., Inc.	8,769	1,432,065
	Visa, Inc., Class A	6,260	1,439,863

			18,794,672

	Health Care 13.0%
	Abbott Laboratories	17,347	1,680,057
	AbbVie, Inc.	11,147	1,661,572
	Amgen, Inc.	6,360	1,709,314
	Becton Dickinson & Co.	6,420	1,659,763
	Bristol-Myers Squibb Co.	28,907	1,677,762
	CVS Health Corp.	23,930	1,670,793

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SCHEDULE OF INVESTMENTS

Franklin U.S. Low Volatility ETF (continued)

		Shares	Value
	Health Care (continued)
	Johnson & Johnson	10,608	$1,652,196
	Medtronic PLC	21,211	1,662,094
	Merck & Co., Inc.	16,011	1,648,332
	Pfizer, Inc.	52,084	1,727,626
	UnitedHealth Group, Inc.	3,364	1,696,095

			18,445,604

	Industrials 9.3%
	AMETEK, Inc.	8,740	1,291,422
	Fastenal Co.	24,754	1,352,558
	General Dynamics Corp.	6,146	1,358,082
	Honeywell International, Inc.	7,070	1,306,112
	IDEX Corp.	6,478	1,347,554
	Illinois Tool Works, Inc.	5,746	1,323,361
	Lockheed Martin Corp.	3,244	1,326,666
	Northrop Grumman Corp.	3,158	1,390,120
	Republic Services, Inc.	9,168	1,306,532
	Verisk Analytics, Inc.	5,546	1,310,187

			13,312,594

	Information Technology 25.8%
	Accenture PLC, Class A	7,303	2,242,824
a	Adobe, Inc.	4,501	2,295,060
	Amphenol Corp., Class A	27,705	2,326,943
	Analog Devices, Inc.	13,156	2,303,484
a	ANSYS, Inc.	7,621	2,267,629
	Apple, Inc.	13,193	2,258,773
	Cisco Systems, Inc.	43,096	2,316,841
	International Business Machines Corp.	15,714	2,204,674
	Intuit, Inc.	4,539	2,319,157
a	Keysight Technologies, Inc.	17,626	2,332,096
	Microsoft Corp.	7,282	2,299,291
	Oracle Corp.	21,174	2,242,750
	Roper Technologies, Inc.	4,664	2,258,682
a	Synopsys, Inc.	5,166	2,371,039
	Texas Instruments, Inc.	14,401	2,289,903
	Vontier Corp.	76,093	2,352,796

			36,681,942

	Materials 2.6%
	Air Products & Chemicals, Inc.	4,392	1,244,693
	Ecolab, Inc.	7,299	1,236,450
	Linde PLC	3,366	1,253,330

			3,734,473

	Real Estate 2.8%
	First Industrial Realty Trust, Inc.	27,064	1,287,976
	Mid-America Apartment Communities, Inc.	10,195	1,311,587
	Public Storage	5,028	1,324,978

			3,924,541

	Utilities 2.4%
	American Electric Power Co., Inc.	11,846	891,056
	Duke Energy Corp.	10,049	886,925
	NextEra Energy, Inc.	13,853	793,638

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SCHEDULE OF INVESTMENTS

Franklin U.S. Low Volatility ETF (continued)

	Shares	Value
Utilities (continued)
Southern Co.	13,520	$875,015

		3,446,634

Total Common Stocks (Cost $129,203,448)		141,322,275

Total Investments before Short-Term Investments (Cost $129,203,448)		141,322,275

		Country	Principal Amount*
	Short-Term Investments 0.6%
	U.S. Government & Agency Securities 0.6%
b	Federal Home Loan Bank Discount Notes, 10/02/23	United States	$865,000	865,000

	Total Short-Term Investments (Cost $864,875)			865,000

	Total Investments (Cost $130,068,323) 99.9%			142,187,275
	Other Assets, less Liabilities 0.1%			107,576

	Net Assets 100.0%			$142,294,851

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

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Financial Highlights

Franklin U.S. Treasury Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021[a]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$21.23	$22.67	$23.83	$25.00

Income from investment operations[b]:

Net investment income[c]	0.34	0.46	0.18	0.11

Net realized and unrealized gains (losses)	(1.21)	(1.36)	(0.96)	(0.94)

Total from investment operations	(0.87)	(0.90)	(0.78)	(0.83)

Less distributions from net investment income	(0.37)	(0.54)	(0.38)	(0.34)

Net asset value, end of period	$19.99	$21.23	$22.67	$23.83

Total return[d]	(4.21)%	(3.95)%	(3.35)%	(3.36)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.28%	0.50%

Expenses net of waiver and payments by affiliates	0.09%	0.08%	0.09%	0.09%

Net investment income	3.33%	2.16%	0.77%	0.54%

Supplemental data

Net assets, end of period (000’s)	$459,666	$428,756	$403,543	$418,199

Portfolio turnover rate[f]	10.80% [g]	148.40% [g]	13.86% [g]	102.09% [g]

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.80%	148.40%	13.86%	102.09%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Treasury Bond ETF

	Country	Principal Amount*	Value

U.S. Government & Agency Securities 99.2%
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	1,200,000	$682,641
1.875%, 11/15/51	United States	44,510,000	24,823,018
2.375%, 5/15/51	United States	6,000,000	3,806,719
3.00%, 5/15/42	United States	20,024,000	15,331,657
3.125%, 11/15/41	United States	21,900,000	17,224,863
3.125%, 8/15/44	United States	14,601,000	11,160,639
3.625%, 2/15/44	United States	6,380,000	5,306,989
3.625%, 5/15/53	United States	6,500,000	5,383,320
U.S. Treasury Inflation-Indexed Notes,
0.125%, 1/15/32	United States	1,654,050	1,386,752
0.50%, 1/15/28	United States	9,349,840	8,620,532
U.S. Treasury Notes,
0.25%, 7/31/25	United States	45,383,000	41,559,128
0.375%, 1/31/26	United States	15,900,000	14,315,590
0.375%, 9/30/27	United States	16,151,000	13,635,608
0.50%, 6/30/27	United States	19,675,000	16,858,247
0.625%, 12/31/27	United States	11,300,000	9,556,445
0.625%, 8/15/30	United States	8,000,000	6,141,563
0.75%, 5/31/26	United States	37,590,000	33,764,924
0.75%, 8/31/26	United States	3,395,000	3,023,805
0.75%, 1/31/28	United States	10,000,000	8,480,469
1.125%, 2/29/28	United States	10,553,000	9,081,351
1.125%, 2/15/31	United States	10,875,000	8,580,205
1.25%, 8/31/24	United States	2,670,000	2,569,780
1.25%, 8/15/31	United States	5,900,000	4,612,832
1.375%, 11/15/31	United States	10,330,000	8,098,559
1.50%, 9/30/24	United States	41,500,000	39,926,222
1.50%, 11/30/24	United States	14,600,000	13,970,945
1.625%, 8/15/29	United States	7,100,000	6,026,680
1.75%, 7/31/24	United States	4,080,000	3,956,962
1.875%, 7/31/26	United States	6,500,000	5,997,646
1.875%, 2/15/32	United States	13,184,000	10,711,485
2.125%, 9/30/24	United States	9,390,000	9,089,664
2.25%, 10/31/24	United States	10,600,000	10,249,082
2.375%, 5/15/27	United States	11,000,000	10,146,211
2.75%, 5/31/29	United States	8,180,000	7,411,847
2.875%, 8/15/28	United States	11,684,000	10,790,813
2.875%, 4/30/29	United States	13,250,000	12,102,529
3.25%, 6/30/29	United States	9,350,000	8,690,387
3.375%, 5/15/33	United States	7,500,000	6,802,734
4.125%, 7/31/28	United States	7,500,000	7,338,867
4.125%, 11/15/32	United States	6,770,000	6,530,406
4.625%, 9/30/30	United States	12,000,000	12,005,625

Total U.S. Government & Agency Securities (Cost $487,023,995)			455,753,741

Total Investments before Short-Term Investments (Cost $487,023,995)			455,753,741

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Treasury Bond ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
a,b	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	United States	595,240	$595,240

	Total Short-Term Investments (Cost $595,240)			595,240

	Total Investments (Cost $487,619,235) 99.3%			456,348,981
	Other Assets, less Liabilities 0.7%			3,317,482

	Net Assets 100.0%			$459,666,463

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe rate shown is the annualized seven-day effective yield at period end.

bSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Ultra Short Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.58	$24.55	$24.88	$25.00

Income from investment operations[b]:

Net investment income[c]	0.56	0.61	0.14	0.10

Net realized and unrealized gains (losses)	0.18	(0.12)	(0.33)	0.13

Total from investment operations	0.74	0.49	(0.19)	0.23

Less distributions from:

Net investment income	(0.59)	(0.46)	(0.14)	(0.33)

Net realized gains	—	—	—	(0.02)

Total distributions	(0.59)	(0.46)	(0.14)	(0.35)

Net asset value, end of period	$24.73	$24.58	$24.55	$24.88

Total return[d]	3.09%	2.00%	(0.78)%	0.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%	0.15%	1.71%	4.17%

Expenses net of waiver and payments by affiliates	0.04%	0.10%	0.15%	0.15%

Net investment income	4.52%	2.47%	0.55%	0.58%

Supplemental data

Net assets, end of period (000’s)	$2,473	$2,458	$3,682	$2,488

Portfolio turnover rate[f]	20.39% [g]	48.71% [g]	24.71% [g]	10.49% [g]

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	20.39%	48.71%	24.17%	10.49%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Ultra Short Bond ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 64.4%
	Banks 24.1%
	Bank of America Corp., 6.022%, 4/22/25	United States	150,000	$149,871
	Goldman Sachs Group, Inc., 6.796%, 5/15/26	United States	100,000	100,654
	Toronto-Dominion Bank, 4.285%, 9/13/24	Canada	100,000	98,420
	Truist Financial Corp., 5.744%, 6/09/25	United States	100,000	97,809
	Westpac Banking Corp., 6.436%, 2/26/24	Australia	150,000	150,308

				597,062

	Electric Utilities 2.0%
	Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	50,000	48,775

	Financial Services 8.0%
	Capital One Financial Corp., 6.034%, 12/06/24	United States	100,000	98,893
	Charles Schwab Corp., 5.861%, 5/13/26	United States	100,000	98,392

				197,285

	Healthcare-Products 4.0%
	Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	United States	100,000	99,785

	Insurance 8.1%
a	Brighthouse Financial Global Funding, secured note, 1.20%, 12/15/23	United States	100,000	99,037
a	Pacific Life Global Funding II, 6.145%, 3/30/25	United States	100,000	100,101

				199,138

	Miscellaneous Manufacturing 4.0%
	Parker-Hannifin Corp., 3.65%, 6/15/24	United States	100,000	98,470

	Pipelines 2.0%
a	Kinder Morgan, Inc., 5.625%, 11/15/23	United States	50,000	49,967

	Retail 2.0%
	Walgreens Boots Alliance, Inc., 0.95%, 11/17/23	United States	50,000	49,680

	Telecommunications 10.2%
	AT&T, Inc., 6.852%, 6/12/24	United States	100,000	100,593
	Verizon Communications, Inc., 6.726%, 5/15/25	United States	150,000	151,598

				252,191

	Total Corporate Bonds & Notes (Cost $1,597,250)			1,592,353

	Asset-Backed Securities 8.1%
	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.058%, 4/22/26	United States	100,000	100,259
	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 6.047%, 12/15/26	United States	100,000	100,102

	Total Asset-Backed Securities (Cost $200,922)			200,361

	Total Investments before Short-Term Investments (Cost $1,798,172)			1,792,714

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Ultra Short Bond ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 27.0%
	Money Market Funds 27.0%
	United States 27.0%
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	United States	667,662	$667,662

	Total Short-Term Investments (Cost $667,662)			667,662

	Total Investments (Cost $2,465,834) 99.5%			2,460,376

	Other Assets, less Liabilities 0.5%			12,188

	Net Assets 100.0%			$2,472,564

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $297,880, representing 12.0% of net assets.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(d) regarding investments in affiliated management investment companies.

See Abbreviations on page 220.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$10,214,671	$136,693,505	$3,351,143	$11,134,926
Cost – Non-controlled affiliates (Note 3d)	—	—	102,704	—
Value – Unaffiliated issuers	$9,675,102	$129,195,124	$3,488,337	$8,266,236
Value – Non-controlled affiliates (Note 3d)	—	—	102,704	—
Cash	140,607	67,358	1,063	242,233
Foreign currency, at value (cost $1,848)	—	—	1,774	—
Receivables:
Capital shares sold	—	1,147,257	—	—
Dividends and interest	1,263	1,563,876	575	2,140
Investment securities sold	—	1,875,629	—	—

Total assets	9,816,972	133,849,244	3,594,453	8,510,609

Liabilities:
Payables:
Investment securities purchased	—	6,473,457	575	—
Management fees	4,151	29,917	1,474	3,629

Total liabilities	4,151	6,503,374	2,049	3,629

Net assets, at value	$9,812,821	$127,345,870	$3,592,404	$8,506,980

Net assets consist of:
Paid-in capital	$21,047,819	$138,766,078	$4,576,263	$20,124,934
Total distributable earnings (loss)	(11,234,998)	(11,420,208)	(983,859)	(11,617,954)

Net assets, at value	$9,812,821	$127,345,870	$3,592,404	$8,506,980

Shares outstanding	400,000	5,550,000	200,000	300,000

Net asset value per share	$24.53	$22.95	$17.96	$28.36

182	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$240,443,422	$98,637,802	$19,532,102	$325,809,172	$708,415,757
Value – Unaffiliated issuers	$221,326,366	$95,719,269	$19,329,747	$285,747,815	$610,028,146
Cash	—	91,076	578,040	139,023	37,798
Foreign currency, at value (cost $4,990,051)	—	—	—	6,332,259	—
Receivables:
Dividends and interest	3,532,269	1,016,145	7,648	2,410,007	6,602,660
Investment securities sold	2,458,360	—	—	—	—
Variation margin on futures contracts	—	15,000	—	—	—
Deposits with brokers for:
Futures contracts	—	240,000	—	—	—
Unrealized appreciation on OTC forward exchange contracts	—	—	—	17,522,908	—
Other assets	14,648	—	—	—	—

Total assets	227,331,643	97,081,490	19,915,435	312,152,012	616,668,604

Liabilities:
Due to Custodian	—	—	—	—	29
Payables:
Investment securities purchased	3,401,061	—	—	—	—
Management fees	74,474	30,746	8,392	63,902	179,408
Funds advanced by custodian	114,597	—	—	—	—
Options written, at value (premiums received $83,022)	—	43,421	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	860,231	—

Total liabilities	3,590,132	74,167	8,392	924,133	179,437

Net assets, at value	$223,741,511	$97,007,323	$19,907,043	$311,227,879	$616,489,167

Net assets consist of:
Paid-in capital	$249,859,643	$100,000,000	$20,738,510	$363,301,776	$765,982,290
Total distributable earnings (loss)	(26,118,132)	(2,992,677)	(831,467)	(52,073,897)	(149,493,123)

Net assets, at value	$223,741,511	$97,007,323	$19,907,043	$311,227,879	$616,489,167

Shares outstanding	9,950,000	4,000,000	450,000	16,050,000	30,350,000

Net asset value per share	$22.49	$24.25	$44.24	$19.39	$20.31

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$112,740,613	$242,369,899	$67,874,249	$1,741,616,329
Cost – Non-controlled affiliates (Note 3d)	—	—	—	14,340,724
Value – Unaffiliated issuers	$104,193,146	$237,331,313	$73,254,055	$1,536,984,187
Value – Non-controlled affiliates (Note 3d)	—	—	—	14,340,724
Cash	92,609	548,551	2,198,131	3,139
Foreign currency, at value (cost $276,099)	—	—	273,518	—
Receivables:
Capital shares sold	—	—	23,688,106	3,078,480
Dividends and interest	1,422,840	2,212,095	198,922	10,172,707
Investment securities sold	—	1,253,797	—	—
Deposits with brokers for:
Futures contracts	—	—	6,063,276	644,082
Swap contracts	—	—	350,000	—
Unrealized appreciation on OTC forward exchange contracts	—	—	29,219	—
Unrealized appreciation on OTC swap contracts	—	—	1,918,599	—

Total assets	105,708,595	241,345,756	107,973,826	1,565,223,319

Liabilities:
Payables:
Investment securities purchased	—	4,502,796	67	56,621
Management fees	26,425	87,261	43,063	190,247
Transfer agent fees	—	—	3,749	—
Custodian fees	—	—	591	—
Professional fees	—	—	333	—
Variation margin on futures contracts	—	—	218,364	81,085
Unrealized depreciation on OTC forward exchange contracts	—	—	545,877	—
Accrued expenses and other liabilities	—	—	771	—

Total liabilities	26,425	4,590,057	812,815	327,953

Net assets, at value	$105,682,170	$236,755,699	$107,161,011	$1,564,895,366

Net assets consist of:
Paid-in capital	$124,513,167	$248,643,653	$109,561,624	$1,894,364,616
Total distributable earnings (loss)	(18,830,997)	(11,887,954)	(2,400,613)	(329,469,250)

Net assets, at value	$105,682,170	$236,755,699	$107,161,011	$1,564,895,366

Shares outstanding	4,700,000	9,800,000	4,750,000	76,250,000

Net asset value per share	$ 22.49	$24.16	$ 22.56	$ 20.52

184	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$130,068,323	$487,619,235	$1,798,172
Cost – Non-controlled affiliates (Note 3d)	—	—	667,662
Value – Unaffiliated issuers	$142,187,275	$456,348,981	$1,792,714
Value – Non-controlled affiliates (Note 3d)	—	—	667,662
Cash	14,664	—	3
Receivables:
Capital shares sold	—	29,976,425	—
Dividends and interest	127,823	2,736,182	15,001
Investment securities sold	—	973,001	—

Total assets	142,329,762	490,034,589	2,475,380

Liabilities:
Payables:
Investment securities purchased	—	30,336,277	2,706
Management fees	34,911	31,849	110

Total liabilities	34,911	30,368,126	2,816

Net assets, at value	$142,294,851	$459,666,463	$2,472,564

Net assets consist of:
Paid-in capital	$128,406,867	$551,688,541	$2,514,957
Total distributable earnings (loss)	13,887,984	(92,022,078)	(42,393)

Net assets, at value	$142,294,851	$459,666,463	$2,472,564

Shares outstanding	3,000,000	23,000,000	100,000

Net asset value per share	$47.43	$19.99	$24.73

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	185

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$22,597	$—	$10,675	$12,589
Interest:
Unaffiliated issuers	—	2,238,569	—	—

Total investment income	22,597	2,238,569	10,675	12,589

Expenses:
Management fees (Note 3a)	25,150	163,763	9,006	25,808

Total expenses	25,150	163,763	9,006	25,808
Expenses waived/paid by affiliates (Note 3d)	—	—	(282)	—

Net expenses	25,150	163,763	8,724	25,808

Net investment income	(2,553)	2,074,806	1,951	(13,219)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(690,358)	(610,140)	(204,744)	(298,894)
In-kind redemptions	—	—	—	(192,382)
Foreign currency transactions	256	—	(78)	1

Net realized gain (loss)	(690,102)	(610,140)	(204,822)	(491,275)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	886,421	(4,152,207)	423,256	(113,560)
Translation of other assets and liabilities denominated in foreign currencies	(20)	—	(117)	(8)

Net change in unrealized appreciation (depreciation)	886,401	(4,152,207)	423,139	(113,568)

Net realized and unrealized gain (loss)	196,299	(4,762,347)	218,317	(604,843)

Net increase (decrease) in net assets resulting from operations	$193,746	$(2,687,541)	$220,268	$(618,062)

[a]Foreign taxes withheld on dividends	$9	$—	$55	$128

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF*	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ —	$ 220,948	$ 29,448	$—
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	7,124,052	1,633,852	—	3,568,588

Total investment income	7,124,052	1,854,800	29,448	3,568,588

Expenses:
Management fees (Note 3a)	431,483	120,337	37,664	374,916

Total expenses	431,483	120,337	37,664	374,916

Net investment income	6,692,569	1,734,463	(8,216)	3,193,672

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,412,338)	125,473	(299,902)	(6,011,003)
In-kind redemptions	(108,201)	—	795,970	—
Foreign currency transactions	—	—	(1,873)	689,026
Forward exchange contracts	—	—	—	(616,370)
Futures contracts	—	(412,500)	—	—

Net realized gain (loss)	(1,520,539)	(287,027)	494,195	(5,938,347)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	823,691	(2,918,533)	(1,489,325)	(15,582,528)
Translation of other assets and liabilities denominated in foreign currencies	—	—	(12)	502,877
Written options	—	39,601	—	—
Futures contracts	—	(259,005)	—	—
Forward exchange contracts	—	—	—	14,550,445

Net change in unrealized appreciation (depreciation)	823,691	(3,137,937)	(1,489,337)	(529,206)

Net realized and unrealized gain (loss)	(696,848)	(3,424,964)	(995,142)	(6,467,553)

Net increase (decrease) in net assets resulting from operations	$ 5,995,721	$(1,690,501)	$ (1,003,358)	$(3,273,881)

[a]Foreign taxes withheld on dividends	$—	$2,053	$2,263	$ —
[b]Foreign taxes withheld on interest	$—	$ —	$ —	$88

*For the period June 06, 2023 (commencement of operations) to September 30, 2023.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ —	$ —	$ —	$736,009
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	13,032,276	1,980,781	9,992,269	471,504

Total investment income	13,032,276	1,980,781	9,992,269	1,207,513

Expenses:
Management fees (Note 3a)	1,115,618	164,989	488,156	290,765
Transfer agent fees	—	—	—	3,750
Custodian fees	—	—	—	601

Total expenses	1,115,618	164,989	488,156	295,116
Expenses waived/paid by affiliates (Note 3c)	—	—	—	(11,629)

Net expenses	1,115,618	164,989	488,156	283,487

Net investment income	11,916,658	1,815,792	9,504,113	924,026

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,507,179)	(1,128,095)	(229,952)	1,972,320
In-kind redemptions	(1,499,869)	—	—	—
Foreign currency transactions	—	—	—	2,207,625
Forward exchange contracts	—	—	—	(1,104,665)
Futures contracts	(476,974)	—	—	1,458,889

Net realized gain (loss)	(6,484,022)	(1,128,095)	(229,952)	4,534,169

Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers	(27,111,708)	(5,299,040)	3,273,788	(1,353,283)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(30,578)
Futures contracts	492,300	—	—	(876,790)
Swap contracts	—	—	—	1,918,599
Forward exchange contracts	—	—	—	(863,644)

Net change in unrealized appreciation (depreciation)	(26,619,408)	(5,299,040)	3,273,788	(1,205,696)

Net realized and unrealized gain (loss)	(33,103,430)	(6,427,135)	3,043,836	3,328,473

Net increase (decrease) in net assets resulting from operations	$(21,186,772)	$(4,611,343)	$12,547,949	$4,252,499

[a]Foreign taxes withheld on dividends	$ —	$—	$—	$38,087
[b]Foreign taxes withheld on interest	$(670)	$—	$—	$ —

*Consolidated financial statements. Note 10.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$332,851	$1,574,159	$29,966	$13,127
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	25,758,987	28,355	7,252,974	43,005
Inflation principle adjustments	—	—	236,745	—

Total investment income	26,091,838	1,602,514	7,519,685	56,132

Expenses:
Management fees (Note 3a)	1,159,713	227,232	198,101	1,845

Total expenses	1,159,713	227,232	198,101	1,845
Expenses waived/paid by affiliates (Note 3d)	(29,581)	—	(2,709)	(1,310)

Net expenses	1,130,132	227,232	195,392	535

Net investment income	24,961,706	1,375,282	7,324,293	55,597

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,132,704)	(1,825,937)	(1,149,531)	178
In-kind redemptions	—	6,353,666	—	—
Foreign currency transactions	—	564	—	—
Futures contracts	(875,810)	—	—	—
Swap contracts	73,750	—	—	—

Net realized gain (loss)	(8,934,764)	4,528,293	(1,149,531)	178

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(78,284,759)	(2,698,976)	(24,882,739)	17,980
Translation of other assets and liabilities denominated in foreign currencies	—	(50)	—	—
Futures contracts	(1,087,964)	—	—	—
Swap contracts	(77,367)	—	—	—

Net change in unrealized appreciation (depreciation)	(79,450,090)	(2,699,026)	(24,882,739)	17,980

Net realized and unrealized gain (loss)	(88,384,854)	1,829,267	(26,032,270)	18,158

Net increase (decrease) in net assets resulting from operations	$(63,423,148)	$3,204,549	$(18,707,977)	$73,755

[a]Foreign taxes withheld on dividends	$—	$8,343	$—	$—
[b]Foreign taxes withheld on interest	$(446)	$—	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

		Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (2,553)	$ 7,480	$ 2,074,806	$ 2,845,335
Net realized loss	(690,102)	(5,390,659)	(610,140)	(3,251,657)
Net change in unrealized appreciation (depreciation)	886,401	731,180	(4,152,207)	334,040

Net increase (decrease) in net assets resulting from operations	193,746	(4,651,999)	(2,687,541)	(72,282)

Distributions to shareholders (Note 1g)	—	—	(2,084,014)	(2,738,207)

Capital share transactions: (Note 2)	—	(4,312,705)	30,620,185	27,399,308

Net increase (decrease) in net assets	193,746	(8,964,704)	25,848,630	24,588,819
Net assets:
Beginning of period	9,619,075	18,583,779	101,497,240	76,908,421

End of period	$9,812,821	$9,619,075	$127,345,870	$101,497,240

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Exponential Data ETF		Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,951	$ (1,842)	$ (13,219)	$ (18,455)
Net realized loss	(204,822)	(367,090)	(491,275)	(2,624,513)
Net change in unrealized appreciation (depreciation)	423,139	(476,109)	(113,568)	41,315

Net increase (decrease) in net assets resulting from operations	220,268	(845,041)	(618,062)	(2,601,653)

Capital share transactions: (Note 2)	—	800,051	(1,516,432)	(1,555,550)

Net increase (decrease) in net assets	220,268	(44,990)	(2,134,494)	(4,157,203)
Net assets:
Beginning of period	3,372,136	3,417,126	10,641,474	14,798,677

End of period	$3,592,404	$3,372,136	$8,506,980	$10,641,474

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin High Yield Corporate ETF		Franklin Income Focus ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (unaudited)*

Increase (decrease) in net assets:
Operations:
Net investment income	$ 6,692,569	$ 12,584,791	$ 1,734,463
Net realized loss	(1,520,539)	(20,068,381)	(287,027)
Net change in unrealized appreciation (depreciation)	823,691	(3,626,857)	(3,137,937)

Net increase (decrease) in net assets resulting from operations	5,995,721	(11,110,447)	(1,690,501)

Distributions to shareholders (Note 1g)	(7,401,698)	(14,565,851)	(1,302,176)

Capital share transactions: (Note 2)	16,980,124	(100,442,169)	100,000,000

Net increase (decrease) in net assets	15,574,147	(126,118,467)	97,007,323
Net assets:
Beginning of period	208,167,364	334,285,831	—

End of period	$223,741,511	$208,167,364	$97,007,323

*For the period June 06, 2023 (commencement of operations) to September 30, 2023.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Intelligent Machines ETF		Franklin International Aggregate Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (8,216)	$ 166	$ 3,193,672	$ 1,741,480
Net realized gain (loss)	494,195	3,004	(5,938,347)	3,830,774
Net change in unrealized appreciation (depreciation)	(1,489,337)	(810,953)	(529,206)	(10,098,488)

Net increase (decrease) in net assets resulting from operations	(1,003,358)	(807,783)	(3,273,881)	(4,526,234)

Distributions to shareholders (Note 1g)	—	—	—	(30,078,202)

Capital share transactions: (Note 2)	12,078,203	(1,933,835)	38,338,016	116,800,375

Net increase (decrease) in net assets	11,074,845	(2,741,618)	35,064,135	82,195,939
Net assets:
Beginning of period	8,832,198	11,573,816	276,163,744	193,967,805

End of period	$19,907,043	$8,832,198	$311,227,879	$276,163,744

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Investment Grade Corporate ETF		Franklin Municipal Green Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 11,916,658	$ 22,025,022	$ 1,815,792	$ 2,746,059
Net realized loss	(6,484,022)	(84,970,442)	(1,128,095)	(6,701,880)
Net change in unrealized appreciation (depreciation)	(26,619,408)	(683,135)	(5,299,040)	2,723,264

Net increase (decrease) in net assets resulting from operations	(21,186,772)	(63,628,555)	(4,611,343)	(1,232,557)

Distributions to shareholders (Note 1g)	(13,165,542)	(24,150,574)	(2,010,148)	(2,942,579)

Capital share transactions: (Note 2)	6,478,892	(249,460,109)	(45,269)	11,585,524

Net increase (decrease) in net assets	(27,873,422)	(337,239,238)	(6,666,760)	7,410,388
Net assets:
Beginning of period	644,362,589	981,601,827	112,348,930	104,938,542

End of period	$616,489,167	$644,362,589	$105,682,170	$112,348,930

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Senior Loan ETF		Franklin Systematic Style Premia ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 9,504,113	$ 14,352,567	$ 924,026	$ 1,063,910
Net realized gain (loss)	(229,952)	(6,257,273)	4,534,169	(3,934,690)
Net change in unrealized appreciation (depreciation)	3,273,788	(5,069,428)	(1,205,696)	4,772,274

Net increase (decrease) in net assets resulting from operations	12,547,949	3,025,866	4,252,499	1,901,494

Distributions to shareholders (Note 1g)	(9,722,539)	(13,839,060)	—	(2,011,501)

Capital share transactions: (Note 2)	27,810,018	(75,788,778)	11,762,572	35,997,633

Net increase (decrease) in net assets	30,635,428	(86,601,972)	16,015,071	35,887,626
Net assets:
Beginning of period	206,120,271	292,722,243	91,145,940	55,258,314

End of period	$236,755,699	$206,120,271	$107,161,011	$91,145,940

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Bond ETF		Franklin U.S. Low Volatility ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 24,961,706	$ 37,200,280	$ 1,375,282	$ 2,208,643
Net realized gain (loss)	(8,934,764)	(77,224,065)	4,528,293	(1,776,637)
Net change in unrealized appreciation (depreciation)	(79,450,090)	(34,675,111)	(2,699,026)	(3,376,894)

Net increase (decrease) in net assets resulting from operations	(63,423,148)	(74,698,896)	3,204,549	(2,944,888)

Distributions to shareholders (Note 1g)	(25,873,697)	(36,861,021)	(1,216,811)	(2,283,102)

Capital share transactions: (Note 2)	142,501,354	113,289,466	(15,305,556)	25,905,244

Net increase (decrease) in net assets	53,204,509	1,729,549	(13,317,818)	20,677,254
Net assets:
Beginning of period	1,511,690,857	1,509,961,308	155,612,669	134,935,415

End of period	$1,564,895,366	$1,511,690,857	$142,294,851	$155,612,669

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Treasury Bond ETF		Franklin Ultra Short Bond ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 7,324,293	$ 8,132,461	$ 55,597	$ 75,527
Net realized gain (loss)	(1,149,531)	(45,689,019)	178	(23,277)
Net change in unrealized appreciation (depreciation)	(24,882,739)	24,120,884	17,980	18,440

Net increase (decrease) in net assets resulting from operations	(18,707,977)	(13,435,674)	73,755	70,690

Distributions to shareholders (Note 1g)	(7,779,179)	(9,684,869)	(58,837)	(62,292)

Capital share transactions: (Note 2)	57,397,664	48,333,781	—	(1,232,733)

Net increase (decrease) in net assets	30,910,508	25,213,238	14,918	(1,224,335)
Net assets:
Beginning of period	428,755,955	403,542,717	2,457,646	3,681,981

End of period	$459,666,463	$428,755,955	$2,472,564	$2,457,646

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, sixteen of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.

Effective June 6, 2023, the Trust began offering shares of Franklin Income Focus ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at

4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

d. Securities Purchased on a When-Issued and Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR) or the London Interbank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2023, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Funds. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

g. Security Transactions, Investment Income, Expenses and Distributions (continued)

recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Funds to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

h. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

i. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$5
Shares redeemed	—	—	(200,000)	(4,312,710)

Net increase (decrease)	—	$—	(200,000)	$(4,312,705)

	Franklin Dynamic Municipal Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,350,000	$31,813,846	2,300,000	$54,522,182
Shares redeemed	(50,000)	(1,193,661)	(1,150,000)	(27,122,874)

Net increase (decrease)	1,300,000	$30,620,185	1,150,000	$27,399,308

	Franklin Exponential Data ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$800,051

Net increase (decrease)	—	$—	50,000	$800,051

	Franklin Genomic Advancements ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	—	$43	50,000	$1,681,091
Shares redeemed	(50,000)	(1,516,475)	(100,000)	(3,236,641)

Net increase (decrease)	(50,000)	$(1,516,432)	(50,000)	$(1,555,550)

	Franklin High Yield Corporate ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,050,000	$23,777,605	4,100,000	$91,766,853
Shares redeemed	(300,000)	(6,797,481)	(8,400,000)	(192,209,022)

Net increase (decrease)	750,000	$16,980,124	(4,300,000)	$(100,442,169)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Income Focus ETF
	Period Ended
	September 30, 2023*
	Shares	Amount
Shares sold	4,000,001	$100,000,025
Shares redeemed	(1)	(25)
Net increase (decrease)	4,000,000	$100,000,000

	Franklin Intelligent Machines ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	300,000	$14,472,965	—	$9
Shares redeemed	(50,000)	(2,394,762)	(50,000)	(1,933,844)

Net increase (decrease)	250,000	$12,078,203	(50,000)	$(1,933,835)

	Franklin International Aggregate Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,950,000	$38,338,016	6,650,000	$133,652,517
Shares redeemed	—	—	(750,000)	(16,852,142)

Net increase (decrease)	1,950,000	$38,338,016	5,900,000	$116,800,375

	Franklin Investment Grade Corporate ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	900,000	$18,910,827	5,450,000	$117,743,152
Shares redeemed	(600,000)	(12,431,935)	(16,800,000)	(367,203,261)

Net increase (decrease)	300,000	$6,478,892	(11,350,000)	$(249,460,109)

	Franklin Municipal Green Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,334,710	1,150,000	$27,070,685
Shares redeemed	(100,000)	(2,379,979)	(650,000)	(15,485,161)

Net increase (decrease)	—	$(45,269)	500,000	$11,585,524

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Senior Loan ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,400,000	$33,709,191	2,200,000	$54,475,982
Shares redeemed	(250,000)	(5,899,173)	(5,400,000)	(130,264,760)

Net increase (decrease)	1,150,000	$27,810,018	(3,200,000)	$(75,788,778)

	Franklin Systematic Style Premia ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,400,000	$31,616,747	2,350,000	$50,962,500
Shares redeemed	(900,000)	(19,854,175)	(700,000)	(14,964,867)

Net increase (decrease)	500,000	$11,762,572	1,650,000	$35,997,633

	Franklin U.S. Core Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	8,300,000	$176,606,253	13,950,000	$306,613,085
Shares redeemed	(1,600,000)	(34,104,899)	(8,850,000)	(193,323,619)

Net increase (decrease)	6,700,000	$142,501,354	5,100,000	$113,289,466

	Franklin U.S. Low Volatility ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	200,000	$9,499,038	650,000	$30,177,151
Shares redeemed	(500,000)	(24,804,594)	(100,000)	(4,271,907)

Net increase (decrease)	(300,000)	$(15,305,556)	550,000	$25,905,244

	Franklin U.S. Treasury Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	3,950,000	$81,175,543	9,700,000	$206,895,275
Shares redeemed	(1,150,000)	(23,777,879)	(7,300,000)	(158,561,494)

Net increase (decrease)	2,800,000	$57,397,664	2,400,000	$48,333,781

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Ultra Short Bond ETF
	Six Months Ended		Year Ended
	September 30, 2023		March 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$1,219,162
Shares redeemed	—	—	(100,000)	(2,451,895)

Net increase (decrease)	—	$—	(50,000)	$(1,232,733)

*For the period June 06, 2023 (commencement of operations) to September 30, 2023.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Gross Effective Investment Management Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Dynamic Municipal Bond ETF	0.30%
Franklin Exponential Data ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin High Yield Corporate ETF	0.40%
Franklin Income Focus ETF	0.38%
Franklin Intelligent Machines ETF	0.50%
Franklin International Aggregate Bond ETF	0.25%
Franklin Investment Grade Corporate ETF	0.35%
Franklin Municipal Green Bond ETF	0.30%
Franklin Senior Loan ETF	0.45%
Franklin Systematic Style Premia ETF	0.65%
Franklin U.S. Core Bond ETF	0.15%
Franklin U.S. Low Volatility ETF	0.29%
Franklin U.S. Treasury Bond ETF	0.09%
Franklin Ultra Short Bond ETF	0.15%

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

For Franklin Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are not separately disclosed because they are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2023, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Exponential Data ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$38,455	$214,728	$(150,479)	$—	$—	$102,704	102,704	$—

Franklin U.S. Core Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$17,621,864	$218,755,650	$(222,036,790)	$—	$—	$14,340,724	14,340,724	$—

Franklin U.S. Treasury Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$4,054,622	$17,507,493	$(20,966,875)	$—	$—	$595,240	595,240	$—

Franklin Ultra Short Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$187,218	$940,305	$(459,861)	$—	$—	$667,662	667,662	$—

e. Other Affiliated Transactions

At September 30, 2023, the shares of the funds were owned by the following investment entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Disruptive Commerce ETF
Franklin Resources Inc.	25,000	6.3%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin High Yield Corporate ETF
Franklin Conservative Allocation Fund	857,958	8.6%
Franklin Moderate Allocation Fund	1,001,545	10.1%
Franklin 529 Portfolios	3,305,646	33.2%

	5,165,149	51.9%

Franklin International Aggregate Bond ETF
Franklin Conservative Allocation Fund	922,641	5.7%
Franklin Moderate Allocation Fund	969,263	6.0%
Franklin 529 Portfolios	6,618,903	41.2%

	8,510,807	52.9%

Franklin Investment Grade Corporate ETF
Franklin Total Return Fund	16,060,000	52.9%
Franklin 529 Portfolios	4,595,582	15.1%

	20,655,582	68.0%

Franklin Municipal Green Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,550,000	33.0%

Franklin Senior Loan ETF
Franklin Total Return Fund	1,737,400	17.7%

Franklin Systematic Style Premia ETF
Franklin Conservative Allocation Fund	398,901	8.4%
Franklin Moderate Allocation Fund	698,498	14.7%
Franklin Growth Allocation Fund	538,357	11.3%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	236,445	5.0%

	1,872,201	39.4%

Franklin U.S. Core Bond ETF
Franklin Conservative Allocation Fund	9,078,216	11.9%
Franklin Moderate Allocation Fund	10,596,466	13.9%
Franklin Growth Allocation Fund	3,856,713	5.1%
Franklin 529 Portfolios	34,975,976	45.9%

	58,507,371	76.8%

Franklin U.S. Low Volatility ETF
Franklin Managed Income Fund	780,000	26.0%

Franklin U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	2,638,012	11.5%
Franklin Moderate Allocation Fund	3,079,197	13.4%
Franklin Growth Allocation Fund	1,120,743	4.9%
Franklin 529 Portfolios	10,097,758	43.9%

	16,935,710	73.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2023, the capital loss carryforwards were as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 1,307,460	$1,815,701	$ 233,288	$ 1,530,395
Short term	8,555,411	1,849,778	646,629	6,702,473

Total capital loss carryforwards	$ 9,862,871	$3,665,479	$ 879,917	$ 8,232,868

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 3,817,363	$ —	$ 276,820	$ 4,975,582
Short term	1,526,464	—	841,327	1,744,765

Total capital loss carryforwards	$ 5,343,827	$ —	$ 1,118,147	$ 6,720,347

	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 31,860,991	$6,754,006	$ 5,689,793	$ —
Short term	7,812,255	2,361,637	2,348,730	12,545,844

Total capital loss carryforwards	$ 39,673,246	$9,115,643	$ 8,038,523	$12,545,844

	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 59,494,905	$1,297,978	$46,176,769	$ 11,610
Short term	42,337,283	1,732,318	11,995,030	35,267

Total capital loss carryforwards	$101,832,188	$3,030,296	$58,171,799	$ 46,877

At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Cost of investments	$10,214,671	$136,693,505	$3,453,847	$11,134,926
Unrealized appreciation	$ 1,077,409	$214,957	$464,346	$525,630
Unrealized depreciation	(1,616,978)	(7,713,338)	(327,152)	(3,394,320)

Net unrealized appreciation (depreciation)	$ (539,569)	$ (7,498,381)	$ 137,194	$ (2,868,690)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF
Cost of investments	$240,443,422	$98,637,802	$19,532,102	$325,809,172

Unrealized appreciation	$1,407,482	$602,696	$1,231,597	$644,307
Unrealized depreciation	(20,524,538)	(3,521,229)	(1,433,952)	(40,705,664)
Net unrealized appreciation (depreciation)	$(19,117,056)	$(2,918,533)	$(202,355)	$(40,061,357)

	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF
Cost of investments	$708,415,757	$112,740,613	$242,369,899	$67,874,249

Unrealized appreciation	$529,702	$85,282	$829,121	$6,721,140
Unrealized depreciation	(98,917,313)	(8,632,749)	(5,867,707)	(1,341,334)
Net unrealized appreciation (depreciation)	$(98,387,611)	$(8,547,467)	$(5,038,586)	$5,379,806

	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Cost of investments	$1,755,957,053	$130,068,323	$487,619,235	$2,465,834

Unrealized appreciation	$114,215	$16,890,237	$4,639	$2,467
Unrealized depreciation	(204,746,357)	(4,771,285)	(31,274,893)	(7,925)
Net unrealized appreciation (depreciation)	$(204,632,142)	$12,118,952	$(31,270,254)	$(5,458)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares and in-kind transactions, bond discounts and premiums and investments in FLSP Holdings Corporation.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Purchases	$967,953	$75,720,867	$188,823	$272,576
Sales	$868,152	$41,244,496	$250,710	$1,897,881

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF
Purchases	$38,001,024	$107,432,727	$14,608,072	$78,797,505
Sales	$24,844,999	$8,966,361	$2,996,279	$33,341,291

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF
Purchases	$78,216,233	$18,013,035	$33,582,117	$46,672,315
Sales	$65,589,659	$18,366,632	$13,262,242	$47,685,277

	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Purchases	$274,638,897	$26,215,394	$103,291,271	$397,340
Sales	$159,901,204	$22,659,893	$47,639,073	$727,340

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$1,442,257

	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF
Cost of Securities Received	$11,593,414	$—	$13,872,710	$—
Value of Securities Delivered[a]	$3,341,276	$—	$2,295,237	$—

	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF
Cost of Securities Received	$12,868,840	$—	$—	$—
Value of Securities Delivered[a]	$9,948,748	$—	$—	$—

	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Cost of Securities Received	$—	$9,383,895	$—	$—
Value of Securities Delivered[a]	$—	$24,578,802	$—	$—

a Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Global Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. At September 30, 2023, the Funds did not utilize the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Risk and Defaulted Securities

At September 30, 2023, Franklin Dynamic Municipal Bond ETF, Franklin Municipal Green Bond ETF, Franklin High Yield Corporate ETF, Franklin Investment Grade Corporate ETF and Franklin Senior Loan ETF had 34.17%, 8.15%, 90.17%, 1.57% and 91.31%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2023, Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, and Franklin Senior Loan ETF the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.06%, 0.14% and 0.28% of the Fund’s net assets respectively. For information as to specific securities, see the accompanying Schedule of Investments.

8. Other Derivative Information

At September 30, 2023, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Income Focus ETF

Interest rate contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$259,005	[a]

Franklin International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$17,522,908	Unrealized depreciation on OTC forward exchange contracts	$860,231

Franklin Systematic Style Premia ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$29,219	Unrealized depreciation on OTC forward exchange contracts	$545,877

Equity contracts	Variation margin on futures contracts	6,063,276[a]	Variation margin on futures contracts	218,364	[a]

Equity contracts	Swap contracts	1,918,599	Swap contracts	—

Totals		$ 8,011,094		$764,241

Franklin U.S. Core Bond ETF

Interest rate contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$326,451	[a]

a This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Income Focus ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Written Options		$ (412,500)		$ (259,005)

Franklin International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$ (616,370)	Forward exchange contracts	$14,550,445

Franklin Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$ (476,974)	Futures contracts	$ 492,300

Franklin Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$1,104,665	Forward exchange contracts	$ (863,644)

Equity contracts	Futures contracts	1,458,889	Futures contracts	(876,790)

Equity contracts	Swap contracts	—	Swap contracts	1,918,599

Totals		$2,563,554		$ 178,165

Franklin U.S. Core Bond ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$ (875,810)	Futures contracts	$(1,087,964)

Credit contracts	Swap contracts	73,750	Swap Contracts	(77,367)

Totals		$ (802,060)		$(1,165,331)

For the period ended September 30, 2023, the average month end notional amount of futures contracts, swap contracts, options and average month end contract value for forward exchange contracts were as follows:

	Franklin Income Focus ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Futures contracts	$4,459,789	$—	$10,844,555
Forward exchange contracts	$—	$286,945,979	$—
Written Options	$14,057	$—	$—

	Franklin Systematic Style Premia ETF
Total Return Swaps	$44,737,478
Futures contracts	$138,639,851
Forward exchange contracts	$74,854,624

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

Franklin U.S. Core Bond ETF
Credit default contracts	$12,857,143
Futures contracts	$42,886,723

At September 30, 2023, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin International Aggregate Bond ETF
Foreign exchange contracts	$17,522,908	$860,231

Franklin Systematic Style Premia ETF
Equity contracts	$1,918,599	$—
Foreign exchange contracts	$29,219	$545,877

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2023, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF
Counterparty
CITI	$17,522,908	$(860,231)	$ —	$ —	$16,662,677
Franklin Systematic Style Premia ETF
Counterparty
MSCO	$ 29,219	$ (29,219)	$ —	$ —	$ —
MSCS	1,918,599	—	—	—	1,918,599
Total	$ 1,947,818	$ (29,219)	$ —	$ —	$ 1,918,599

At September 30, 2023, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin International
Aggregate Bond ETF
Counterparty
CITI	$860,231	$(860,231)	$—	$—	$—

Franklin Systematic
Style Premia ETF
Counterparty
MSCO	$545,877	$(29,219)	$—	$—	$516,658

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,675,102	$—	$—	$9,675,102

Franklin Dynamic Municipal Bond ETF

Assets:
Investments in Securities:[a]
Senior Floating Rate Interest	$—	$506,700	$—	$506,700
Municipal Bonds	—	128,678,424	10,000	128,688,424

Total Investments in Securities	$—	$129,185,124	$10,000	$129,195,124

Franklin Exponential Data ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,488,337	$—	$—	$3,488,337
Short-Term Investments	102,704	—	—	102,704

Total Investments in Securities	$3,591,041	$—	$—	$3,591,041

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,266,236	$—	$—	[c]	$8,266,236

Franklin High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$205,695,024	$—	[c]	$205,695,024
Senior Floating Rate Interests	—	8,194,591	—		8,194,591
Equity Investments[b]	1,641,751	—	—		1,641,751
U.S. Government & Agency Securities	—	5,795,000	—		5,795,000

Total Investments in Securities	$1,641,751	$219,684,615	$—		$221,326,366

Franklin Income Focus ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$50,906,827	$—		$50,906,827
Equity-Linked Securities	—	19,860,491	—		19,860,491
Equity Investments[b]	18,614,840	—	—		18,614,840
U.S. Government & Agency Securities	—	6,337,111	—		6,337,111

Total Investments in Securities	$18,614,840	$77,104,429	$—		$95,719,269

Liabilities:
Other Financial Instruments:
Futures Contracts	$259,005	$—	$—		$259,005
Put Options Written	28,940	—	—		28,940
Call Options Written	14,481	—	—		14,481

Total Other Financial Instruments	$302,426	$—	$—		$302,426

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,329,747	$—	$—	[c]	$19,329,747

Franklin International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$253,901,012	$—		$253,901,012
Corporate Bonds & Notes	—	17,636,803	—		17,636,803
U.S. Government & Agency Securities	—	14,210,000	—		14,210,000

Total Investments in Securities	$—	$285,747,815	$—		$285,747,815

Other Financial Instruments:
Forward Exchange Contracts	$—	$17,522,908	$—		$17,522,908

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$860,231	$—		$860,231

Franklin Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$588,252,698	$—		$588,252,698
U.S. Government & Agency Securities	—	21,775,448	—		21,775,448

Total Investments in Securities	$—	$610,028,146	$—		$610,028,146

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin Municipal Green Bond ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$104,193,146	$—		$104,193,146

Franklin Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$12,132,436	$—		$12,132,436
Senior Floating Rate Interests	—	203,847,730	—		203,847,730
Asset-Backed Securities	—	1,946,147	—		1,946,147
U.S. Government & Agency Securities	—	19,405,000	—		19,405,000

Total Investments in Securities	$—	$237,331,313	$—		$237,331,313

Franklin Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$57,571,657	$—	$—	[c]	$57,571,657
Short-Term Investments	15,682,398	—	—		15,682,398

Total Investments in Securities	$73,254,055	$—	$—		$73,254,055

Other Financial Instruments:
Forward Exchange Contracts	$—	$29,219	$—		$29,219
Futures Contracts	1,494,866	—	—		1,494,866
Swap Contracts	—	1,918,599	—		1,918,599

Total Other Financial Instruments	$1,494,866	$1,947,818	$—		$3,442,684

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$545,877	$—		$545,877
Futures Contracts	1,304,004	—	—		1,304,004

Total Other Financial Instruments	$1,304,004	$545,877	$—		$1,849,881

Franklin U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$447,127,373	$—		$447,127,373
Municipal Bonds	—	31,022,558	—		31,022,558
Mortgage-Backed Securities	—	285,724,345	—		285,724,345
Foreign Government and Agency Securities	—	15,535,915	—		15,535,915
Asset-Backed Securities	—	37,167,619	—		37,167,619
U.S. Government & Agency Securities	—	720,406,377	—		720,406,377
Short-Term Investments	14,340,724	—	—		14,340,724

Total Investments in Securities	$14,340,724	$1,536,984,187	$—		$1,551,324,911

Liabilities:
Other Financial Instruments:
Futures Contracts	$326,451	$—	$—		$326,451

Franklin U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$141,322,275	$—	$—		$141,322,275
U.S. Government & Agency Securities	—	865,000	—		865,000

Total Investments in Securities	$141,322,275	$865,000	$—		$142,187,275

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$455,753,741	$—	$455,753,741
Short-Term Investments	595,240	—	—	595,240

Total Investments in Securities	$595,240	$455,753,741	$—	$456,348,981

Franklin Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,592,353	$—	$1,592,353
Asset-Backed Securities	—	200,361	—	200,361
Short-Term Investments	667,662	—	—	667,662

Total Investments in Securities	$667,662	$1,792,714	$—	$2,460,376

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and convertible preferred stocks.

cIncludes financial instruments determined to have no value.

10. Investments in FLSP Holdings Corporation

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2023, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Schedule of Investments. At September 30, 2023, the net assets of the FLSP Holdings Corporation were $3,426,979, representing 3.20% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

11. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio		Currency		Counterparty
ADR	American Depositary Receipt	AUD	Australian Dollar	CITI	CITIBANK
CAC	Cotation Assistée en Continu	CAD	Canadian Dollar	MSCO	Morgan Stanley
CLO	Collateralized Loan Obligation	CNY	Chinese Yuan Renminbi	MSCS	Morgan Stanley Capital Services Inc.
CSCDA	California Statewide Communities	DKK	Danish Krone
	Development Authority	EUR	Euro
FRN	Floating Rate Note	GBP	United Kingdom Pound
LIBOR	London Interbank Offered Rate	JPY	Japanese Yen
OAT	Obligation Assumable by the Treasurer	MXN	Mexican Peso
REIT	Real Estate Investment Trust	PLN	Polish Zloty
SBA	Small Business Administration	SEK	Swedish Krona
SPA	Standby Purchase Agreement	USD	United States Dollar
ULSD	Ultra-Low Sulfur Diesel
USD	Unified/Union School District

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Disruptive Commerce ETF

Franklin Dynamic Municipal Bond ETF

(formerly Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF)

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin High Yield Corporate ETF*

Franklin International Aggregate Bond ETF*

Franklin Investment Grade Corporate ETF*

Franklin Senior Loan ETF*

Franklin Systematic Style Premia ETF*

Franklin Ultra Short Bond ETF*

Franklin U.S. Core Bond ETF*

Franklin U.S. Low Volatility ETF*

Franklin U.S. Treasury Bond ETF*

Franklin Municipal Green Bond ETF*

(formerly Franklin Liberty Federal Tax-Free Bond ETF)

(each a Fund)

*Effective August 1, 2022, “Liberty” was removed from the name of the Fund.

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund (except the Franklin International Aggregate Bond ETF); (ii) an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin International Aggregate Bond ETF; (iii) an investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FT Institutional), an affiliate of FAV, on behalf of each of the Franklin Investment Grade Corporate ETF and Franklin U.S. Treasury Bond ETF; and (iv) an investment sub-advisory agreement between FTIML and FAV, an affiliate of FTIML, on behalf of the Franklin International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the

Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAV, FTIML and FT

Institutional are each referred to herein as a Manager. In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment

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personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, which is wholly owned by the Franklin Systematic Style Premia ETF (Cayman Subsidiary).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2022. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF and Franklin Genomic Advancements ETF - The Performance Universe for the Franklin Disruptive Commerce ETF included the Fund and all retail and institutional consumer services funds and exchange-traded funds. The Performance Universe for the Franklin Exponential Data ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Genomic Advancements ETF included the Fund and all retail and institutional health/biotechnology funds and exchange-traded funds. The Franklin Disruptive Commerce ETF and the Franklin Genomic Advancements ETF commenced operations on February 25, 2020, and the Franklin Exponential Data ETF commenced operations on January 12, 2021, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board discussed this performance with management and management explained that the Performance Universe for each of the Franklin Disruptive Commerce ETF and the Franklin Genomic Advancements ETF was not directly comparable to the respective Fund. The Board concluded that, based on the foregoing and the short operating history of these two funds, each Fund’s Management Agreement should be continued for an additional one-year period and management’s efforts should continue to be closely monitored. The Board further concluded that, given the Franklin Exponential Data ETF’s short operating history, the Board would need more time to evaluate the performance of the Fund.

Franklin Dynamic Municipal Bond ETF and Franklin Senior Loan ETF - The Performance Universe for the Franklin

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Dynamic Municipal Bond ETF included the Fund and all retail and institutional intermediate municipal debt funds and exchange-traded funds. The Performance Universe for the Franklin Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Franklin Dynamic Municipal Bond ETF commenced operations on August 31, 2017, and the Franklin Senior Loan ETF commenced operations on May 30, 2018, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Intelligent Machines ETF, Franklin Systematic Style Premia ETF and Franklin U.S. Treasury Bond ETF - The Performance Universe for the Franklin Intelligent Machines ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Treasury Bond ETF included the Fund and all retail and institutional general US Treasury funds and exchange-traded funds. The Franklin Intelligent Machines ETF commenced operations on February 25, 2020, the Franklin Systematic Style Premia ETF commenced operations on December 18, 2019 and the Franklin U.S. Treasury Bond ETF commenced operations on June 9, 2020, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Investment Grade Corporate ETF - The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Fund commenced operations on October 3, 2016 and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund having less exposure to high yield securities than its peers, noting that high yield securities strongly outperformed investment grade bonds during the one-year period. Management further explained the steps the portfolio management team is taking in an effort to improve the Fund’s peer rankings. Based on the foregoing, the Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Franklin High Yield Corporate ETF and Franklin Municipal Green Bond ETF - The Performance Universe for the Franklin High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Municipal Green Bond ETF included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Franklin High Yield Corporate ETF commenced operations on May 30, 2018, and the Franklin Municipal Green Bond ETF commenced operations on August 31, 2017, and thus have been in operation for less than five years. The Board noted that Funds’ annualized total returns for the for the one-year period were below the medians of their respective Performance Universes, but the Funds’ annualized total returns for the three-year period were above the medians and in the first (best) or second quintiles of their respective Performance Universes. The Board also noted the short operating history of each Fund and that each Fund had an annualized total return that exceeded 4.45% for the three-year period. The Board concluded that each Fund’s performance was acceptable.

Franklin International Aggregate Bond ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international income funds and exchange-traded funds. The Fund commenced operations on May 30, 2018 and thus has been in operation for less than five years. The Board noted that the annualized total return the Fund for the one-year period was above the median of its Performance Universe, but its annualized total return for the three-year period was below its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Low Volatility ETF - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on September 20, 2016 and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but its annualized total return for the three- and five-year periods was below the median of its Performance Universe.

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The Board noted that, while the Fund’s annualized total return for the three- and five-year periods was below median, it was 14.55% and 13.77%, respectively. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Core Bond ETF and Franklin Ultra Short Bond ETF - The Performance Universe for the Franklin U.S. Core Bond ETF included the Fund and all retail and institutional core bond funds and exchange-traded funds. The Performance Universe for the Franklin Ultra Short Bond ETF included the Fund and all retail and institutional ultra-short obligation funds and exchange-traded funds. The Franklin U.S. Core Bond ETF Fund commenced operations on September 17, 2019 and the Franklin Ultra Short Bond ETF commenced operations on July 14, 2020, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that, given each Fund’s short operating history, the Board would need additional time to evaluate the performance of the Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Disruptive Commerce ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, two other consumer services funds, and one financial services fund. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Exponential Data ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin Ultra Short Bond ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF - The Expense Group for the Franklin Exponential Data ETF was comprised of actively managed exchange-traded funds, which included the Fund, four other science and technology funds, two global science/technology funds, and one financial services fund. The Expense Group for the Franklin Genomic Advancements ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other health/biotechnology fund, and three science and technology funds. The Expense Group for the Franklin Intelligent Machines ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other science and technology funds. The Expense Group for the Franklin International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international income fund, and four emerging markets hard currency debt funds. The Expense Group for the Franklin Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and six other loan participation

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funds. The Expense Group for the Franklin Systematic Style Premia ETF was comprised of actively managed exchange-traded funds, which included the Fund, two other absolute-return funds, four alternative long/short equity funds, and one alternative multi-strategy fund. The Expense Group for the Franklin Ultra Short Bond ETF was comprised of pure index exchange-traded funds, which included the Fund and nine other ultra-short obligation funds. The Expense Group for the Franklin U.S. Core Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, three other core bond funds, and five short investment-grade debt funds. The Expense Group for the Franklin U.S. Treasury Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and eight general US government funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted the small size of the Franklin Genomic Advancements ETF’s, the Franklin Intelligent Machines ETF’s, the Franklin International Aggregate Bond ETF’s, Franklin Senior Loan ETF’s and the Franklin Systematic Style Premia ETF’s Expense Groups. The Board further noted that effective October 1, 2021, the Funds implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board further noted that FAV is paid by FTIML out of the management fee FTIML receives from the Franklin International Aggregate Bond ETF and that the allocation of the fee between FTIML and FAV reflected the services provided by each to the Fund. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Franklin U.S. Treasury Bond ETF and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each of FAV and FT Institutional are reasonable.

Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF - The Expense Group for the Franklin Dynamic Municipal Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and five other intermediate municipal debt funds. The Expense Group for the Franklin Municipal Green Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other general and insured municipal debt funds. The Board noted that the Management Rate for the Funds was above the medians of their respective Expense Groups, but the actual total expense ratio was equal to the medians of their respective Expense

Groups. The Board also noted the small size of the Funds’ Expense Groups and that the Funds’ actual total expense ratio reflected an expense cap from management. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin Investment Grade Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and three other BBB-rated corporate debt funds. The Board noted that the Management Rate for the Fund was approximately 1.6 basis points above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.

Franklin High Yield Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other high yield funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin U.S. Low Volatility ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other large-cap core fund, one large-cap value fund, and two multi-cap value funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, but its actual expense ratio was equal to the median of its Expense Group. The Board also noted the small size of the Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for certain of the Funds, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered that each Fund (except the Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF) would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the applicable Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the applicable Manager and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted that, as of December 31, 2021, each Fund (except for the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF) had net assets below $500 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF had net assets of $1.03 billion and $1.69 billion, respectively, as of December 31, 2021, the only Fund that experienced a profit for the fiscal year ended September 30, 2021 was the Franklin Investment Grade Corporate ETF. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

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Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

(each a Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreements between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Franklin Liberty High Yield Corporate ETF, the Franklin Liberty Senior Loan ETF and the Franklin Liberty Systematic Style Premia ETF, an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Liberty International Aggregate Bond ETF and an investment sub-advisory agreement between FTIML and FAI, on behalf of the Franklin Liberty International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and FTIML are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from each Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii)

the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environment and liquidity risk management. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, which is wholly owned by the Franklin Liberty Systematic Style Premia ETF (Cayman Subsidiary).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the

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registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportunities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 28, 2021. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with each Manager about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding each Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of each Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted each Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Liberty High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Funds commenced operations on May 30, 2018, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

The Performance Universe for the Franklin Liberty International Aggregate Bond ETF included the Fund and all retail and institutional international income funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Franklin Liberty International Aggregate Bond ETF commenced operations on May 30, 2018 and the Franklin Liberty Systematic Style Premia ETF commenced operations on December 18, 2019, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable given their short periods of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of

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the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Liberty High Yield Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five other high yield funds. The Board noted that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF - The Expense Group for the Franklin Liberty International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international income fund, and three emerging markets hard currency debt funds. The Expense Group for the Franklin Liberty Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board also noted the small size of each Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that FAI is paid by FTIML out of the management fee FTIML receives from the Franklin Liberty International Aggregate Bond ETF. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin Liberty Systematic Style Premia ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other absolute-return fund, one alternative long/short equity fund, and one alternative multi-strategy fund. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect,

the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acquisition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except the Franklin Liberty Systematic Style Premia ETF), which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the management fee structure for each Fund (except the Franklin Liberty Systematic Style Premia ETF) provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that as of December 31, 2020, the net assets of each Fund were less than approximately $228 million. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Income Focus ETF

(Fund)

At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund, for an initial two-year period (the Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting. The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities,

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methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s estimated total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the estimated total expense ratio and, separately, the proposed contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and nine other flexible portfolio funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the median of its Expense Group. The Board noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.

Profitability

The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Liquidity Risk Management Program

Franklin Templeton ETF Trust In Kind ETF

Franklin U.S. Low Volatility ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is

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defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program

Franklin Templeton ETF Trust

Non In Kind ETF

Franklin Disruptive Commerce ETF

Franklin Dynamic Municipal Bond ETF

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin High Yield Corporate ETF

Franklin International Aggregate Bond ETF

Franklin Investment Grade Corporate ETF

Franklin Systematic Style Premia ETF

Franklin Ultra Short Bond ETF

Franklin U.S. Core Bond ETF

Franklin U.S. Treasury Bond ETF

Franklin Municipal Green Bond ETF

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid

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Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The

Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program

Franklin Templeton ETF Trust

Franklin Senior Loan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC

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includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds investments where the time required to settle a sale of the investment may exceed 7 calendar days and are classified as “Less Liquid Investments”. Less liquid Investments are defined as any investment reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, but where the sale or disposition is reasonably expected to settle in more than seven calendar days. The Fund established and maintained a HLIM. During the reporting period, the Fund maintained the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2023 Franklin Templeton Investments. All rights reserved.		ETF2 S 11/23

SEMIANNUAL REPORT
FRANKLIN TEMPLETON ETF TRUST September 30, 2023

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Italy ETF

Franklin FTSE Australia ETF	Franklin FTSE Japan ETF

Franklin FTSE Brazil ETF	Franklin FTSE Japan Hedged ETF

Franklin FTSE Canada ETF	Franklin FTSE Latin America ETF

Franklin FTSE China ETF	Franklin FTSE Mexico ETF

Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF

Franklin FTSE Eurozone ETF	Franklin FTSE South Africa ETF
Formerly, Franklin FTSE Europe Hedged ETF	Franklin FTSE South Korea ETF

Franklin FTSE France ETF	Franklin FTSE Switzerland ETF

Franklin FTSE Germany ETF	Franklin FTSE Taiwan ETF

Franklin FTSE Hong Kong ETF	Franklin FTSE United Kingdom ETF

Franklin FTSE India ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	12.7%

Semiconductors & Semiconductor Equipment	9.6%

Technology Hardware, Storage & Peripherals	6.5%

Interactive Media & Services	5.7%

Broadline Retail	4.9%

Insurance	4.2%

Oil, Gas & Consumable Fuels	3.9%

Automobiles	3.4%

Hotels, Restaurants & Leisure	3.2%

Electronic Equipment, Instruments & Components	2.9%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.04% based on market price and -3.80% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index-NR posted a -3.43% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Semiconductors & Semiconductor Equipment, Taiwan

Samsung Electronics Co. Ltd.	4.6%
Technology Hardware, Storage & Peripherals, South Korea

Tencent Holdings Ltd.	4.0%
Interactive Media & Services, China

Alibaba Group Holding Ltd., Class A	3.1%
Broadline Retail, China

Reliance Industries Ltd.	1.6%
Oil, Gas & Consumable Fuels, India

AIA Group Ltd.	1.6%
Insurance, Hong Kong

Meituan, Class B	1.3%
Hotels, Restaurants & Leisure, China

HDFC Bank Ltd.	1.2%
Banks, India

Infosys Ltd.	1.0%
IT Services, India

PDD Holdings, Inc., ADR	1.0%
Broadline Retail, China

1. The FTSE Asia ex Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index-NR is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index-NR are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 113.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Countries

9/30/23

% of Total Net Assets

China	32.8%

India	19.6%

Taiwan	16.3%

South Korea	13.4%

Hong Kong	6.2%

Singapore	3.5%

Indonesia	2.4%

Thailand	2.4%

Malaysia	1.8%

Philippines	0.8%

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-3.80%		-4.04%		-3.80%		-4.04%

1-Year	+11.31%		+12.19%		+11.31%		+12.19%

3-Year	-7.30%		-8.20%		-2.49%		-2.81%

5-Year	+4.76%		+4.34%		+0.93%		+0.85%

Since Inception (2/6/18)	-2.35%		-2.70%		-0.42%		-0.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.178631

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The government’s participation in the economy is still high and, therefore, investments in China will be subject to larger regulatory risk levels compared to many other countries. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$962.00	$0.93		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Metals & Mining	21.9%

Banks	21.8%

Biotechnology	6.3%

Oil, Gas & Consumable Fuels	5.8%

Capital Markets	4.1%

Consumer Staples Distribution & Retail	4.0%

Insurance	3.7%

Broadline Retail	3.2%

Transportation Infrastructure	2.7%

Hotels, Restaurants & Leisure	2.5%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.09% based on market price and -2.93% based on net asset value. In comparison, the FTSE Australia Capped Index-NR posted a -2.91% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

BHP Group Ltd. Metals & Mining, Australia	11.6%

Commonwealth Bank of Australia Banks, Australia	8.8%

CSL Ltd. Biotechnology, Australia	6.3%

National Australia Bank Ltd. Banks, Australia	4.7%

ANZ Group Holdings Ltd. Banks, Australia	4.0%

Westpac Banking Corp. Banks, Australia	3.8%

Woodside Energy Group Ltd. Oil, Gas & Consumable Fuels, Australia	3.6%

Macquarie Group Ltd. Capital Markets, Australia	3.2%

Wesfarmers Ltd. Broadline Retail, Australia	3.1%

Woolworths Group Ltd. Consumer Staples Distribution & Retail, Australia	2.4%

1. The FTSE Australia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index-NR is based on the FTSE Australia Index and is designed to measure the performance of Australian large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 150.

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FRANKLIN FTSE AUSTRALIA ETF

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

8	Semiannual Report	franklintempleton.com

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
6-Month	-2.93%		-4.09%		-2.93%		-4.09%
1-Year	+14.14%		+13.35%		+14.14%		+13.35%
3-Year	+26.45%		+24.71%		+8.14%		+7.64%
5-Year	+26.14%		+26.06%		+4.75%		+4.74%
Since Inception (11/2/17)	+28.60%		+27.55%		+4.35%		+4.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.478848

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

10	Semiannual Report	franklintempleton.com

FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$970.70	$0.44		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	11

Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Oil, Gas & Consumable Fuels	19.6%

Banks	16.2%

Metals & Mining	15.1%

Electric Utilities	8.1%

Capital Markets	5.4%

Ground Transportation	4.0%

Beverages	2.8%

Consumer Staples Distribution & Retail	2.7%

Electrical Equipment	2.6%

Food Products	2.4%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +15.76% based on market price and +16.15% based on net asset value. In comparison, the FTSE Brazil Capped Index-NR posted a +16.39% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Petroleo Brasileiro SA, 9.792%, pfd. Oil, Gas & Consumable Fuels, Brazil	16.3%

Vale SA Metals & Mining, Brazil	12.5%

Itau Unibanco Holding SA, 4.671%, pfd. Banks, Brazil	6.9%

Banco Bradesco SA, 5.993%, pfd. Banks, Brazil	4.5%

B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.4%

Ambev SA Beverages, Brazil	2.8%

WEG SA Electrical Equipment, Brazil	2.6%

Localiza Rent a Car SA Ground Transportation, Brazil	2.4%

Centrais Eletricas Brasileiras SA Electric Utilities, Brazil	2.4%

Itausa SA, 6.464%, pfd. Banks, Brazil	2.3%

1. The FTSE Brazil Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index-NR is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 154.

12	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	13

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+16.15%		+15.76%		+16.15%		+15.76%

1-Year	+14.91%		+14.21%		+14.91%		+14.21%

3-Year	+41.63%		+40.32%		+12.30%		+11.95%

5-Year	+21.43%		+22.85%		+3.96%		+4.20%

Since Inception (11/3/17)	+8.53%		+8.44%		+1.40%		+1.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

14	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$1.135066

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	15

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,161.50	$1.03		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

16	Semiannual Report	franklintempleton.com

Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	26.5%

Oil, Gas & Consumable Fuels	19.2%

Ground Transportation	8.7%

Insurance	8.4%

Metals & Mining	7.2%

IT Services	5.5%

Consumer Staples Distribution & Retail	4.7%

Capital Markets	3.8%

Software	2.6%

Commercial Services & Supplies	2.3%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -1.20% based on market price and -0.77% based on net asset value. In comparison, the FTSE Canada Capped Index-NR posted a -0.94% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Royal Bank of Canada Banks, Canada	8.0%

Toronto-Dominion Bank Banks, Canada	7.2%

Enbridge, Inc. Oil, Gas & Consumable Fuels, Canada	4.6%

Canadian Natural Resources Ltd. Oil, Gas & Consumable Fuels, Canada	4.6%

Canadian Pacific Kansas City Ltd. Ground Transportation, Canada	4.6%

Canadian National Railway Co. Ground Transportation, Canada	4.2%

Shopify, Inc., Class A IT Services, Canada	4.1%

Bank of Montreal Banks, Canada	4.0%

Bank of Nova Scotia Banks, Canada	3.5%

Brookfield Corp. Capital Markets, Canada	3.1%

1. The FTSE Canada Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index-NR is based on the FTSE Canada Index and is designed to measure the performance of Canadian large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 158.

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FRANKLIN FTSE CANADA ETF

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

18	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-0.77%		-1.20%		-0.77%		-1.20%

1-Year	+10.69%		+10.41%		+10.69%		+10.41%

3-Year	+32.44%		+31.37%		+9.82%		+9.52%

5-Year	+37.01%		+36.28%		+6.50%		+6.39%

Since Inception (11/2/17)	+39.21%		+38.58%		+5.76%		+5.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.302848

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$992.30	$0.45		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Interactive Media & Services	15.4%

Broadline Retail	14.2%

Banks	9.9%

Hotels, Restaurants & Leisure	6.9%

Automobiles	4.6%

Insurance	4.0%

Beverages	3.3%

Oil, Gas & Consumable Fuels	3.1%

Real Estate Management & Development	2.9%

Entertainment	2.7%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -12.16% based on market price and -11.92% based on net asset value. In comparison, the FTSE China Capped Index-NR posted a -11.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Tencent Holdings Ltd. Interactive Media & Services, China	12.1%

Alibaba Group Holding Ltd., Class A Broadline Retail, China	9.2%

Meituan, Class B Hotels, Restaurants & Leisure, China	3.9%

PDD Holdings, Inc., ADR Broadline Retail, China	2.9%

China Construction Bank Corp., Class H Banks, China	2.6%

Baidu, Inc., Class A Interactive Media & Services, China	1.9%

Industrial & Commercial Bank of China Ltd., Class H Banks, China	1.9%

NetEase, Inc. Entertainment, China	1.8%

Ping An Insurance Group Co. of China Ltd., Class H Insurance, China	1.8%

JD.com, Inc., Class A Broadline Retail, China	1.7%

1. The FTSE China Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index-NR is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 161.

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FRANKLIN FTSE CHINA ETF

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	23

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-11.92%		-12.16%		-11.92%		-12.16%

1-Year	+4.40%		+4.12%		+4.40%		+4.12%

3-Year	-36.84%		-37.74%		-14.20%		-14.61%

5-Year	-18.58%		-18.66%		-4.03%		-4.05%

Since Inception (11/2/17)	-24.03%		-24.40%		-4.54%		-4.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.187311

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The government’s participation in the economy is still high and, therefore, investments in China will be subject to larger regulatory risk levels compared to many other countries. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$880.80	$0.89		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

26	Semiannual Report	franklintempleton.com

Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Pharmaceuticals	12.0%

Banks	8.5%

Oil, Gas & Consumable Fuels	6.1%

Insurance	5.4%

Textiles, Apparel & Luxury Goods	4.3%

Food Products	4.2%

Semiconductors & Semiconductor Equipment	3.4%

Chemicals	3.1%

Machinery	3.0%

Capital Markets	2.8%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.28% based on market price and -2.01% based on net asset value. In comparison, the FTSE Developed Europe Capped Index-NR posted a -2.18% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Nestle SA Food Products, Switzerland	3.1%

Novo Nordisk AS, Class B Pharmaceuticals, Denmark	2.9%

ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.4%

Shell PLC Oil, Gas & Consumable Fuels, Netherlands	2.1%

Novartis AG Pharmaceuticals, Switzerland	2.1%

AstraZeneca PLC Pharmaceuticals, United Kingdom	2.0%

Roche Holding AG Pharmaceuticals, Switzerland	2.0%

LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.9%

HSBC Holdings PLC Banks, United Kingdom	1.6%

TotalEnergies SE Oil, Gas & Consumable Fuels, France	1.5%

1. The FTSE Developed Europe Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index-NR is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 185.

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FRANKLIN FTSE EUROPE ETF

Top 10 Countries

9/30/23

% of Total Net Assets

United Kingdom	19.5%

France	17.1%

Switzerland	14.9%

Germany	12.5%

Netherlands	8.8%

Denmark	4.7%

Sweden	4.6%

Spain	3.9%

Italy	3.7%

Finland	1.7%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

28	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-2.01%		-2.28%		-2.01%		-2.28%

1-Year	+29.89%		+30.87%		+29.89%		+30.87%

3-Year	+23.51%		+23.37%		+7.29%		+7.25%

5-Year	+22.56%		+22.49%		+4.15%		+4.14%

Since Inception (11/2/17)	+21.82%		+21.54%		+3.40%		+3.36%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 30 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.538169

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1,2]	Net Annualized Expense Ratio	[2]

$1,000.00	$979.90	$1.09		$1,023.90	$1.11		0.22%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Included in the expense ratio are “Other fees” described in Note 1 under Income and Deferred Taxes which are not annualized. Without these expenses, the expense ratio would have been 0.09% and the actual and hypothetical expenses paid during the period would have been $0.45 and $0.46, respectively.

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Franklin FTSE Eurozone ETF

Formerly, Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Eurozone ETF covers the period ended September 30, 2023. Effective August 1, 2023, the Franklin FTSE Europe Hedged ETF changed its name to Franklin FTSE Eurozone ETF. The Fund also changed its ticker symbol; underlying index, including the designation of the primary benchmark index; investment goal, strategies and policies; and other related changes.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Eurozone Index-NR (“the Underlying Index”).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell (“Index Provider”). The Underlying Index is designed to measure the performance of large- and mid-capitalization stocks from developed Eurozone countries. The Eurozone is a geographic and economic region that consists of all the European Union countries that have fully incorporated the euro as their national currency. The Underlying Index currently consists of securities from the following ten developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	9.8%

Semiconductors & Semiconductor Equipment	6.9%

Textiles, Apparel & Luxury Goods	6.8%

Insurance	6.3%

Oil, Gas & Consumable Fuels	4.8%

Automobiles	4.3%

Pharmaceuticals	4.3%

Chemicals	4.3%

Aerospace & Defense	3.6%

Software	3.5%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -5.86% based on market price and -5.85% based on net asset value. On August 1, 2023, the Fund’s underlying index was changed from the FTSE Developed Europe RIC Capped Hedged to USD Index (FTSE Developed Europe Capped Hedged Index)2 to the Underlying Index. For the six-month period, the Underlying Index posted a -9.28% total return, while the Linked FTSE Developed Eurozone Index-NR, which measures the performance of the Fund’s previous underlying index through July 31, 2023 followed by the performance of the Underlying Index thereafter, posted a -5.82% total return.3 The FTSE Developed Europe Capped Hedged Index posted a +1.05% total return for the same period.3 The Underlying Index replaced the FTSE Developed Europe Capped Hedged Index as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy. You can find more of the Fund’s performance data in the Performance Summary beginning on page 34.

1. The Underlying Index is one of a range of indices designed to help investors benchmark their Eurozone investments and is maintained and calculated by Index Provider. The index comprises large- and mid-capitalization stocks from developed Eurozone markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

2. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by Index Provider with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

3. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 198.

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FRANKLIN FTSE EUROZONE ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	4.8%

LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	3.8%

TotalEnergies SE Oil, Gas & Consumable Fuels, France	3.0%

SAP SE Software, Germany	2.9%

Sanofi Pharmaceuticals, France	2.4%

Siemens AG Industrial Conglomerates, Germany	2.2%

L’Oreal SA Personal Care Products, France	2.0%

Allianz SE Insurance, Germany	1.9%

Schneider Electric SE Electrical Equipment, France	1.8%

Air Liquide SA Chemicals, France	1.8%

Top 10 Countries

9/30/23

% of Total Net Assets

France	34.8%

Germany	25.3%

Netherlands	13.5%

Spain	8.0%

Italy	7.4%

Finland	3.4%

Belgium	2.5%

Ireland	0.9%

Switzerland	0.9%

United States	0.9%

Thank you for your participation in Franklin FTSE Eurozone ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	33

FRANKLIN FTSE EUROZONE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV [3]	Based on market price [4]	Based on NAV [3]	Based on market price [4]

6-Month	-5.85%	-5.86%	-5.85%	-5.86%

1-Year	+14.83%	+15.19%	+14.83%	+15.19%

3-Year	+31.29%	+30.53%	+9.50%	+9.29%

5-Year	+35.23%	+35.29%	+6.22%	+6.23%

Since Inception (11/2/17)	+37.43%	+37.10%	+5.53%	+5.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 35 for Performance Summary footnotes.

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FRANKLIN FTSE EUROZONE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.351178

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. There is no guarantee that passive strategies will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	35

FRANKLIN FTSE EUROZONE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$941.50	$0.44		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

36	Semiannual Report	franklintempleton.com

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF covers the period ended September 30, 2023. As previously communicated, on September 7, 2023, the Board of Trustees of Franklin Templeton ETF Trust, on behalf of the Fund, approved a proposal to liquidate and dissolve the Fund. The liquidation occurred on November 16, 2023. After the close of business on October 19, 2023, the Fund no longer accepted creation orders. Trading in the Fund on NYSE Arca, Inc. (NYSE Arca) was halted prior to market open on November 10, 2023. Proceeds of the liquidation were sent to shareholders on or about November 16, 2023. Refer to the Fund’s prospectus supplement dated September 11, 2023, for more information.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Textiles, Apparel & Luxury Goods	16.0%

Aerospace & Defense	8.5%

Oil, Gas & Consumable Fuels	8.4%

Pharmaceuticals	6.9%

Electrical Equipment	6.4%

Banks	5.6%

Personal Care Products	5.5%

Chemicals	5.2%

Construction & Engineering	3.9%

Insurance	3.3%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -3.05% based on market price and -3.42% based on net asset value. In comparison, the FTSE France Capped Index posted a -3.68% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 39.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to mea-sure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 206.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	10.6%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	8.4%
Sanofi Pharmaceuticals, France	6.6%
L’Oreal SA Personal Care Products, France	5.5%
Schneider Electric SE Electrical Equipment, France	5.0%
Air Liquide SA Chemicals, France	4.9%
Airbus SE Aerospace & Defense, France	4.5%
BNP Paribas SA Banks, France	3.9%
Hermes International SCA Textiles, Apparel & Luxury Goods, France	3.5%
Vinci SA Construction & Engineering, France	3.1%

Thank you for your participation in Franklin FTSE France ETF. It has been a pleasure serving your investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

38	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-3.42%		-3.05%		-3.42%		-3.05%

1-Year	+36.64%		+38.12%		+36.64%		+38.12%

3-Year	+37.74%		+36.88%		+11.26%		+11.03%

5-Year	+29.03%		+28.45%		+5.23%		+5.13%

Since Inception (11/2/17)	+33.19%		+32.52%		+4.97%		+4.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 40 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	39

FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.474680

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

40	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1,2]	Net Annualized Expense Ratio	[2]

$1,000.00	$965.80	$1.23		$1,023.75	$1.26		0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Included in the expense ratio are “Other fees” described in Note 1 under Income and Deferred Taxes which are not annualized. Without these expenses, the expense ratio would have been 0.09% and the actual and hypothetical expenses paid during the period would have been $0.44 and $0.46, respectively.

franklintempleton.com	Semiannual Report	41

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Insurance	13.3%

Software	11.7%

Automobiles	10.0%

Industrial Conglomerates	8.6%

Chemicals	5.9%

Diversified Telecommunication Services	5.8%

Pharmaceuticals	5.5%

Capital Markets	4.4%

Semiconductors & Semiconductor Equipment	3.5%

Air Freight & Logistics	3.1%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.71% based on market price and -4.42% based on net asset value. In comparison, the FTSE Germany Capped Index-NR posted a -4.77% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 44.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

SAP SE Software, Germany	11.4%

Siemens AG Industrial Conglomerates, Germany	8.6%

Allianz SE Insurance, Germany	7.6%

Deutsche Telekom AG Diversified Telecommunication Services, Germany	5.7%

Mercedes-Benz Group AG Automobiles, Germany	4.8%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Insurance, Germany	4.3%

Bayer AG Pharmaceuticals, Germany	3.8%

Infineon Technologies AG Semiconductors & Semiconductor Equipment, Germany	3.5%

BASF SE Chemicals, Germany	3.3%

Deutsche Post AG Air Freight & Logistics, Germany	3.1%

1. The FTSE Germany Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index-NR is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 209.

42	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	43

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-4.42%		-4.71%		-4.42%		-4.71%

1-Year	+36.93%		+37.88%		+36.93%		+37.88%

3-Year	+0.37%		-0.18%		+0.12%		-0.06%

5-Year	+3.92%		+3.82%		+0.77%		+0.75%

Since Inception (11/2/17)	-4.75%		-5.10%		-0.82%		-0.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 45 for Performance Summary footnotes.

44	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.692375

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	45

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$955.80	$0.44		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

46	Semiannual Report	franklintempleton.com

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Insurance	19.3%

Real Estate Management & Development	16.9%

Capital Markets	12.8%

Hotels, Restaurants & Leisure	7.1%

Industrial Conglomerates	6.7%

Electric Utilities	5.7%

Banks	5.5%

Machinery	3.4%

Retail REITs	3.3%

Textiles, Apparel & Luxury Goods	2.2%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -14.02% based on market price and -13.47% based on net asset value. In comparison, the FTSE Hong Kong Capped Index-NR posted a -13.73% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

AIA Group Ltd. Insurance, Hong Kong	19.3%

Hong Kong Exchanges & Clearing Ltd. Capital Markets, Hong Kong	12.7%

Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	4.1%

CK Hutchison Holdings Ltd., Class A Industrial Conglomerates, United Kingdom	3.8%

Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	3.5%

Techtronic Industries Co. Ltd. Machinery, Hong Kong	3.4%

Link REIT Retail REITs, Hong Kong	3.4%

CLP Holdings Ltd. Electric Utilities, Hong Kong	3.2%

CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	2.7%

BOC Hong Kong Holdings Ltd. Banks, China	2.6%

1. The FTSE Hong Kong Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index-NR is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 212.

franklintempleton.com	Semiannual Report	47

FRANKLIN FTSE HONG KONG ETF

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

48	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-13.47%		-14.02%		-13.47%		-14.02%

1-Year	+0.31%		-1.34%		+0.31%		-1.34%

3-Year	-11.76%		-12.92%		-4.09%		-4.51%

5-Year	-15.16%		-15.74%		-3.23%		-3.37%

Since Inception (11/2/17)	-14.84%		-15.26%		-2.68%		-2.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 50 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.359966

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

50	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$865.30	$0.42		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Semiannual Report	51

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	13.3%

IT Services	12.6%

Oil, Gas & Consumable Fuels	10.5%

Automobiles	5.8%

Chemicals	4.1%

Pharmaceuticals	4.0%

Metals & Mining	3.7%

Consumer Finance	3.5%

Personal Care Products	3.3%

Financial Services	3.2%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +14.25% based on market price and +15.42% based on net asset value. In comparison, the FTSE India Capped Index-NR posted a +18.53% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 54.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	7.9%

HDFC Bank Ltd. Banks, India	5.9%

Infosys Ltd. IT Services, India	5.1%

Tata Consultancy Services Ltd. IT Services, India	3.6%

Axis Bank Ltd. Banks, India	2.4%

Bharti Airtel Ltd. Wireless Telecommunication Services, India	2.3%

Hindustan Unilever Ltd. Personal Care Products, India	2.2%

Bajaj Finance Ltd. Consumer Finance, India	1.9%

Larsen & Toubro Ltd. Construction & Engineering, India	1.9%

ICICI Bank Ltd. Banks, India	1.5%

1. The FTSE India Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index-NR is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 216.

52	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

franklintempleton.com	Semiannual Report	53

FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+15.42%		+14.25%		+15.42%		+14.25%

1-Year	+10.89%		+11.54%		+10.89%		+11.54%

3-Year	+48.49%		+46.76%		+14.08%		+13.64%

5-Year	+54.73%		+54.28%		+9.12%		+9.06%

Since Inception (2/6/18)	+41.58%		+41.30%		+6.35%		+6.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 55 for Performance Summary footnotes.

54	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	55

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,154.20	$1.02		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

56	Semiannual Report	franklintempleton.com

Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2023. As previously communicated, on September 7, 2023, the Board of Trustees of Franklin Templeton ETF Trust, on behalf of the Fund, approved a proposal to liquidate and dissolve the Fund. The liquidation occurred on November 16, 2023. After the close of business on October 19, 2023, the Fund no longer accepted creation orders. Trading in the Fund on NYSE Arca, Inc. (NYSE Arca) was be halted prior to market open on November 10, 2023. Proceeds of the liquidation were sent to shareholders on or about November 16, 2023. Refer to the Fund’s prospectus supplement dated September 11, 2023, for more information.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	26.5%

Automobiles	18.2%

Electric Utilities	14.0%

Insurance	5.9%

Oil, Gas & Consumable Fuels	4.6%

Machinery	3.9%

Gas Utilities	3.5%

Diversified Telecommunication Services	2.9%

Electrical Equipment	2.9%

Textiles, Apparel & Luxury Goods	2.9%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.65% based on market price and +5.06% based on net asset value. In comparison, the FTSE Italy Capped Index posted a +4.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 59.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 222.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Enel SpA Electric Utilities, Italy	11.3%

UniCredit SpA Banks, Italy	10.0%

Stellantis NV Automobiles, United States	9.9%

Intesa Sanpaolo SpA Banks, Italy	9.5%

Ferrari NV Automobiles, Italy	8.3%

Eni SpA Oil, Gas & Consumable Fuels, Italy	4.6%

Assicurazioni Generali SpA Insurance, Italy	4.1%

Prysmian SpA Electrical Equipment, Italy	2.9%

Moncler SpA Textiles, Apparel & Luxury Goods, Italy	2.9%

CNH Industrial NV Machinery, United Kingdom	2.8%

Thank you for your participation in Franklin FTSE Italy ETF. It has been a pleasure serving your investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

58	Semiannual Report	franklintempleton.com

FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+5.06%		+4.65%		+5.06%		+4.65%

1-Year	+51.49%		+52.50%		+51.49%		+52.50%

3-Year	+41.20%		+40.69%		+12.19%		+12.05%

5-Year	+34.65%		+34.63%		+6.13%		+6.13%

Since Inception (11/2/17)	+24.81%		+24.53%		+3.82%		+3.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 60 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income

$0.762932

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$1,050.60	$0.46		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Automobiles	8.4%

Banks	7.1%

Trading Companies & Distributors	5.7%

Pharmaceuticals	5.4%

Machinery	4.9%

Electronic Equipment, Instruments & Components	4.7%

Household Durables	4.1%

Chemicals	4.0%

Semiconductors & Semiconductor Equipment	3.9%

Wireless Telecommunication Services	3.0%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.66% based on market price and +4.67% based on net asset value. In comparison, the FTSE Japan Capped Index-NR posted a +4.58% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 64.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Toyota Motor Corp. Automobiles, Japan	5.4%

Sony Group Corp. Household Durables, Japan	2.6%

Mitsubishi UFJ Financial Group, Inc. Banks, Japan	2.5%

Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%

Sumitomo Mitsui Financial Group, Inc. Banks, Japan	1.6%

Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.5%

Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.4%

Hitachi Ltd. Industrial Conglomerates, Japan	1.4%

Honda Motor Co. Ltd. Automobiles, Japan	1.4%

Mitsubishi Corp. Trading Companies & Distributors, Japan	1.4%

1. The FTSE Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index-NR is based on the FTSE Japan Index and is designed to measure the performance of Japanese large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 224.

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FRANKLIN FTSE JAPAN ETF

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+4.67%		+3.66%		+4.67%		+3.66%

1-Year	+25.29%		+24.65%		+25.29%		+24.65%

3-Year	+8.58%		+7.75%		+2.78%		+2.52%

5-Year	+10.10%		+9.91%		+1.94%		+1.91%

Since Inception (11/2/17)	+14.30%		+14.11%		+2.29%		+2.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 65 for Performance Summary footnotes.

64	Semiannual Report	franklintempleton.com

FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment
Income

$0.360950

Total Annual Operating Expenses[5]

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	65

FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio

$1,000.00	$1,046.70	$0.46		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

66	Semiannual Report	franklintempleton.com

Franklin FTSE Japan Hedged ETF

This semiannual report for Franklin FTSE Japan Hedged ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index-NR and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Automobiles	8.3%

Banks	7.1%

Trading Companies & Distributors	5.6%

Pharmaceuticals	5.4%

Machinery	5.0%

Electronic Equipment, Instruments & Components	4.7%

Household Durables	4.1%

Chemicals	4.0%

Semiconductors & Semiconductor Equipment	3.9%

Wireless Telecommunication Services	3.0%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +19.68% based on market price and +20.21% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index-NR posted a +20.21% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 69.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Toyota Motor Corp. Automobiles, Japan	5.4%

Sony Group Corp. Household Durables, Japan	2.5%

Mitsubishi UFJ Financial Group, Inc. Banks, Japan	2.5%

Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%

Sumitomo Mitsui Financial Group, Inc. Banks, Japan	1.6%

Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.5%

Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.4%

Hitachi Ltd. Industrial Conglomerates, Japan	1.4%

Honda Motor Co. Ltd. Automobiles, Japan	1.4%

Mitsubishi Corp. Trading Companies & Distributors, Japan	1.4%

1. The FTSE Japan Capped Hedged Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index-NR is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index-NR incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 235.

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FRANKLIN FTSE JAPAN HEDGED ETF

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

68	Semiannual Report	franklintempleton.com

FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+20.21%		+19.68%		+20.21%		+19.68%

1-Year	+34.73%		+34.29%		+34.73%		+34.29%

3-Year	+62.74%		+61.76%		+17.62%		+17.39%

5-Year	+58.29%		+58.23%		+9.62%		+9.61%

Since Inception (11/2/17)	+66.26%		+66.50%		+8.98%		+9.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 70 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.319583

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,202.10	$0.50		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Latin America ETF

This semiannual report for Franklin FTSE Latin America ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	18.2%

Oil, Gas & Consumable Fuels	13.4%

Metals & Mining	12.1%

Beverages	6.5%

Electric Utilities	6.0%

Consumer Staples Distribution & Retail	5.5%

Food Products	3.7%

Capital Markets	3.5%

Wireless Telecommunication Services	3.4%

Transportation Infrastructure	3.0%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +8.69% based on market price and +8.94% based on net asset value. In comparison, the FTSE Latin America Capped Index-NR posted a +9.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 74.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Petroleo Brasileiro SA, 9.792%, pfd. Oil, Gas & Consumable Fuels, Brazil	10.3%

Vale SA Metals & Mining, Brazil	7.9%

Itau Unibanco Holding SA, 4.671%, pfd. Banks, Brazil	4.3%

Grupo Financiero Banorte SAB de CV, Class O Banks, Mexico	3.7%

Fomento Economico Mexicano SAB de CV Beverages, Mexico	3.1%

America Movil SAB de CV Wireless Telecommunication Services, Mexico	3.1%

Wal-Mart de Mexico SAB de CV, Class V Consumer Staples Distribution & Retail, Mexico	3.0%

Banco Bradesco SA, 5.993%, pfd. Banks, Brazil	2.9%

Grupo Mexico SAB de CV, Class B Metals & Mining, Mexico	2.3%

B3 SA—Brasil Bolsa Balcao Capital Markets, Brazil	2.2%

1. The FTSE Latin America Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index-NR is based on the FTSE Latin America Index and is designed to measurethe performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 247.

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FRANKLIN FTSE LATIN AMERICA ETF

Country Composition

9/30/23

% of Total Net Assets

Brazil	60.5%

Mexico	29.6%

Chile	6.1%

Colombia	1.5%

United States	1.0%

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+8.94%		+8.69%		+8.94%		+8.69%

1-Year	+19.50%		+18.98%		+19.50%		+18.98%

3-Year	+50.29%		+48.10%		+14.55%		+13.99%

Since Inception (10/9/18)	+6.82%		+6.42%		+1.33%		+1.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 75 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.524254

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,089.40	$0.99		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	18.8%

Beverages	15.4%

Consumer Staples Distribution & Retail	11.2%

Wireless Telecommunication Services	9.9%

Transportation Infrastructure	8.8%

Metals & Mining	8.4%

Food Products	6.5%

Construction Materials	5.0%

Industrial Conglomerates	3.3%

Diversified REITs	2.9%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.80% based on market price and -0.38% based on net asset value. In comparison, the FTSE Mexico Capped Index-NR posted a -0.26% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 79.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Grupo Financiero Banorte SAB de CV, Class O Banks, Mexico	12.0%

Fomento Economico Mexicano SAB de CV Beverages, Mexico	9.9%

America Movil SAB de CV Wireless Telecommunication Services, Mexico	9.9%

Wal-Mart de Mexico SAB de CV, Class V Consumer Staples Distribution & Retail, Mexico	9.6%

Grupo Mexico SAB de CV, Class B Metals & Mining, Mexico	7.5%

Grupo Bimbo SAB de CV Food Products, Mexico	4.5%

Cemex SAB de CV Construction Materials, Mexico	4.1%

Grupo Aeroportuario del Pacifico SAB de CV, Class B Transportation Infrastructure, Mexico	3.2%

Grupo Aeroportuario del Sureste SAB de CV, Class B Transportation Infrastructure, Mexico	2.8%

Fibra Uno Administracion SA de CV Diversified REITs, Mexico	2.8%

1. The FTSE Mexico Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index-NR is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 252.

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FRANKLIN FTSE MEXICO ETF

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-0.38%		-0.80%		-0.38%		-0.80%

1-Year	+35.71%		+35.28%		+35.71%		+35.28%

3-Year	+91.80%		+91.12%		+24.25%		+24.10%

5-Year	+28.85%		+28.45%		+5.20%		+5.14%

Since Inception (11/3/17)	+36.13%		+35.81%		+5.36%		+5.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 80 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.280493

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$996.20	$0.95		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Saudi Arabia ETF

This semiannual report for Franklin FTSE Saudi Arabia ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Banks	38.1%

Chemicals	15.4%

Oil, Gas & Consumable Fuels	10.5%

Diversified Telecommunication Services	6.3%

Metals & Mining	4.6%

Health Care Providers & Services	3.2%

Food Products	2.8%

IT Services	2.6%

Independent Power Producers & Energy Traders	2.4%

Insurance	2.3%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.72% based on market price and +2.29% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index-NR posted a +3.10% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 84.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Al Rajhi Bank Banks, Saudi Arabia	12.4%

Saudi Arabian Oil Co. Oil, Gas & Consumable Fuels, Saudi Arabia	10.1%

Saudi National Bank Banks, Saudi Arabia	8.9%

Saudi Basic Industries Corp. Chemicals, Saudi Arabia	6.9%

Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	6.3%

Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	4.6%

Riyad Bank Banks, Saudi Arabia	3.8%

Alinma Bank Banks, Saudi Arabia	3.1%

Saudi Awwal Bank Banks, Saudi Arabia	3.1%

SABIC Agri-Nutrients Co. Chemicals, Saudi Arabia	2.9%

1. The FTSE Saudi Arabia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index-NR is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 254.

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FRANKLIN FTSE SAUDI ARABIA ETF

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+2.89%		+1.72%		+2.89%		+1.72%

1-Year	-3.99%		-3.38%		-3.99%		-3.38%

3-Year	+45.23%		+42.93%		+13.24%		+12.64%

Since Inception (10/9/18)	+53.72%		+52.75%		+9.03%		+8.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 85 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.482807

Total Annual Operating Expenses5

0.39%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,028.90	$1.98		$1,023.05	$1.97		0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE South Africa ETF

This semiannual report for Franklin FTSE South Africa ETF covers the period ended September 30, 2023. On September 7, 2023, the ETF Board of Trustees approved a proposal to liquidate and dissolve the Fund. The liquidation is anticipated to occur on or about November 16, 2023. After the close of business on October 19, 2023, the Fund will no longer accept creation orders. Trading in the Fund on NYSE Arca, Inc. (NYSE Arca) will be halted prior to market open on November 10, 2023. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about November 16, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Metals & Mining	16.4%

Broadline Retail	16.3%

Banks	16.3%

Financial Services	10.3%

Consumer Staples Distribution & Retail	8.3%

Insurance	7.5%

Wireless Telecommunication Services	6.9%

Chemicals	3.9%

Specialty Retail	2.6%

Industrial Conglomerates	2.4%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -9.43% based on market price and -9.14%% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a -9.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 89.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 257.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Naspers Ltd., Class N Broadline Retail, South Africa	14.7%

FirstRand Ltd. Financial Services, South Africa	8.3%

Standard Bank Group Ltd. Banks, South Africa	6.4%

MTN Group Ltd. Wireless Telecommunication Services, South Africa	5.3%

Gold Fields Ltd. Metals & Mining, South Africa	4.7%

Sasol Ltd. Chemicals, South Africa	3.9%

Capitec Bank Holdings Ltd. Banks, South Africa	3.8%

Absa Group Ltd. Banks, South Africa	3.8%

Bid Corp. Ltd. Consumer Staples Distribution & Retail, South Africa	3.6%

Anglogold Ashanti PLC Metals & Mining, United Kingdom	3.3%

Thank you for your participation in Franklin FTSE South Africa ETF. It has been a pleasure serving your investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-9.14%		-9.43%		-9.14%		-9.43%

1-Year	+5.95%		+6.86%		+5.95%		+6.86%

3-Year	+16.16%		+15.45%		+5.12%		+4.91%

Since Inception (10/10/18)	+4.48%		+3.66%		+0.89%		+0.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 90 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.434646

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$908.60	$0.91		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Technology Hardware, Storage & Peripherals	20.0%

Banks	7.4%

Semiconductors & Semiconductor Equipment	6.6%

Chemicals	6.3%

Automobiles	5.5%

Electrical Equipment	5.3%

Metals & Mining	5.1%

Electronic Equipment, Instruments & Components	5.0%

Interactive Media & Services	4.5%

Industrial Conglomerates	3.3%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.57% based on market price and -2.61% based on net asset value. In comparison, the FTSE South Korea Capped Index-NR posted a -2.58% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 94.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	19.6%

SK Hynix, Inc. Semiconductors & Semiconductor Equipment, South Korea	6.6%

POSCO Holdings, Inc. Metals & Mining, South Korea	4.3%

Hyundai Motor Co. Automobiles, South Korea	3.5%

NAVER Corp. Interactive Media & Services, South Korea	3.1%

Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	2.8%

LG Chem Ltd. Chemicals, South Korea	2.8%

KB Financial Group, Inc. Banks, South Korea	2.2%

Kia Corp. Automobiles, South Korea	2.1%

LG Energy Solution Ltd. Electrical Equipment, South Korea	2.0%

1. The FTSE South Korea Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index-NR is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 259.

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FRANKLIN FTSE SOUTH KOREA ETF

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-2.61%		-2.57%		-2.61%		-2.57%

1-Year	+24.89%		+26.47%		+24.89%		+26.47%

3-Year	-3.89%		-5.92%		-1.31%		-2.01%

5-Year	-4.27%		-3.97%		-0.87%		-0.81%

Since Inception (11/2/17)	-10.78%		-11.00%		-1.91%		-1.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 95 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.167560

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$973.90	$0.44		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Switzerland ETF

This semiannual report for Franklin FTSE Switzerland ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Pharmaceuticals	24.9%

Food Products	20.4%

Insurance	9.4%

Capital Markets	7.7%

Chemicals	5.3%

Textiles, Apparel & Luxury Goods	5.0%

Health Care Equipment & Supplies	4.8%

Electrical Equipment	3.7%

Life Sciences Tools & Services	3.1%

Construction Materials	2.5%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.06% based on market price and -1.61% based on net asset value. In comparison, the FTSE Switzerland Capped Index-NR posted a -1.77% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 99.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Nestle SA Food Products, Switzerland	18.0%

Novartis AG Pharmaceuticals, Switzerland	12.9%

Roche Holding AG Pharmaceuticals, Switzerland	12.0%

UBS Group AG Capital Markets, Switzerland	4.7%

Zurich Insurance Group AG Insurance, Switzerland	4.5%

Cie Financiere Richemont SA, Class A Textiles, Apparel & Luxury Goods, Switzerland	4.2%

ABB Ltd. Electrical Equipment, Switzerland	3.7%

Alcon, Inc. Health Care Equipment & Supplies, Switzerland	2.8%

Sika AG Chemicals, Switzerland	2.6%

Lonza Group AG Life Sciences Tools & Services, Switzerland	2.5%

1. The FTSE Switzerland Capped Index-NR is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index-NR is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 264.

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FRANKLIN FTSE SWITZERLAND ETF

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-1.61%		-2.06%		-1.61%		-2.06%

1-Year	+16.77%		+17.42%		+16.77%		+17.42%

3-Year	+13.68%		+13.34%		+4.37%		+4.26%

5-Year	+42.23%		+42.28%		+7.30%		+7.31%

Since Inception (2/6/18)	+45.09%		+44.58%		+6.81%		+6.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 100 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.736118

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

100	Semiannual Report	franklintempleton.com

FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$983.90	$0.45		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2023.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Semiconductors & Semiconductor Equipment	34.8%

Electronic Equipment, Instruments & Components	13.4%

Banks	11.2%

Technology Hardware, Storage & Peripherals	11.1%

Insurance	4.8%

Chemicals	3.9%

Financial Services	2.3%

Diversified Telecommunication Services	1.8%

Electrical Equipment	1.7%

Food Products	1.4%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -1.40% based on market price and -1.51% based on net asset value. In comparison, the FTSE Taiwan Capped Index-NR posted a -1.43% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 104.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	19.6%

Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components,Taiwan	5.0%

MediaTek, Inc. Semiconductors & Semiconductor Equipment, Taiwan	4.4%

Delta Electronics, Inc., Class A Electronic Equipment, Instruments & Components, Taiwan	2.8%

Quanta Computer, Inc. Technology Hardware, Storage & Peripherals, Taiwan	2.6%

United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	2.1%

Fubon Financial Holding Co. Ltd. Insurance, Taiwan	1.9%

CTBC Financial Holding Co. Ltd., Class A Banks, Taiwan	1.8%

Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	1.8%

Mega Financial Holding Co. Ltd. Banks, Taiwan	1.7%

1. The FTSE Taiwan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index-NR is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 267.

102	Semiannual Report	franklintempleton.com

FRANKLIN FTSE TAIWAN ETF

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	-1.51%		-1.40%		-1.51%		-1.40%

1-Year	+21.74%		+23.80%		+21.74%		+23.80%

3-Year	+26.56%		+26.12%		+8.17%		+8.04%

5-Year	+54.18%		+54.43%		+9.05%		+9.08%

Since Inception (11/2/17)	+60.33%		+60.76%		+8.32%		+8.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 105 for Performance Summary footnotes.

104	Semiannual Report	franklintempleton.com

FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.162445

Total Annual Operating Expenses5

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. There are special risks associated with investments in China, Hong Kong and Taiwan, including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regulations and rapid inflation, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	105

FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$984.90	$0.94		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

106	Semiannual Report	franklintempleton.com

Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index-NR and in depositary receipts representing such securities.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets

Oil, Gas & Consumable Fuels	13.3%

Pharmaceuticals	11.6%

Banks	10.6%

Metals & Mining	7.6%

Personal Care Products	6.0%

Professional Services	4.2%

Hotels, Restaurants & Leisure	4.1%

Capital Markets	3.8%

Tobacco	3.6%

Beverages	3.6%

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +0.67% based on market price and +0.96% based on net asset value. In comparison, the FTSE UK Capped Index-NR posted a +1.03% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 109.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets

Shell PLC Oil, Gas & Consumable Fuels, Netherlands	8.8%

AstraZeneca PLC Pharmaceuticals, United Kingdom	8.2%

HSBC Holdings PLC Banks, United Kingdom	6.4%

Unilever PLC Personal Care Products, United Kingdom	5.1%

BP PLC Oil, Gas & Consumable Fuels, United Kingdom	4.5%

Diageo PLC Beverages, United Kingdom	3.4%

GSK PLC Pharmaceuticals, United Kingdom	3.0%

Glencore PLC Metals & Mining, Australia	2.9%

British American Tobacco PLC Tobacco, United Kingdom	2.9%

Rio Tinto PLC Metals & Mining, Australia	2.8%

1. The FTSE UK Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index-NR is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 271.

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FRANKLIN FTSE UNITED KINGDOM ETF

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

108	Semiannual Report	franklintempleton.com

FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

6-Month	+0.96%		+0.67%		+0.96%		+0.67%

1-Year	+26.27%		+27.19%		+26.27%		+27.19%

3-Year	+37.63%		+37.87%		+11.23%		+11.30%

5-Year	+15.14%		+14.91%		+2.86%		+2.82%

Since Inception (11/2/17)	+18.31%		+17.98%		+2.89%		+2.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 110 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	109

FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.480988

Total Annual Operating Expenses5

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

110	Semiannual Report	franklintempleton.com

FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$1,009.60	$0.45		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.41	$24.22	$28.60	$18.39	$21.86	$23.63

Income from investment operations[a]:

Net investment income[b]	0.37	0.57	0.55	0.44	0.49	0.51

Net realized and unrealized gains (losses)	(1.17)	(2.79)	(4.31)	10.21	(3.46)	(1.82)

Total from investment operations	(0.80)	(2.22)	(3.76)	10.65	(2.97)	(1.31)

Less distributions from net investment income	(0.18)	(0.59)	(0.62)	(0.44)	(0.50)	(0.46)

Net asset value, end of period	$20.43	$21.41	$24.22	$28.60	$18.39	$21.86

Total return[c]	(3.80)%	(9.10)%	(13.34)%	58.16%	(13.88)%	(5.34)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	3.52%	2.67%	2.01%	1.78%	2.32%	2.34%

Supplemental data

Net assets, end of period (000’s)	$24,516	$29,980	$38,751	$34,317	$14,712	$17,488

Portfolio turnover rate[e]	18.56%[f]	5.85%[f]	10.09%[f]	11.45%[f]	11.42%[f]	7.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	3.61%	5.85%	9.63%	11.45%	11.2%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value

	Common Stocks 99.4%
	Cambodia 0.0%†
a	NagaCorp Ltd	Hotels, Restaurants & Leisure	6,150	$2,968

	China 32.8%
a	360 Security Technology, Inc., Class A	Software	2,200	2,968
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,787
b	3SBio, Inc., Class A	Biotechnology	7,500	6,272
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	3,000	5,133
	Addsino Co. Ltd., Class A	Communications Equipment	600	707
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	125	2,583
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,179
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	800	4,079
	Agricultural Bank of China Ltd., Class A	Banks	27,000	13,341
	Agricultural Bank of China Ltd., Class H	Banks	126,000	46,977
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	6,548
a	Air China Ltd., Class A	Passenger Airlines	2,400	2,662
a	Air China Ltd., Class H	Passenger Airlines	6,000	4,053
	Airtac International Group, Class A	Machinery	660	20,016
a,b	Akeso, Inc.	Biotechnology	1,900	8,734
a,c	Alibaba Group Holding Ltd., Class A	Broadline Retail	68,600	749,779
a,b	A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	3,000	1,693
	All Winner Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	652
a	Alpha Group, Class A	Leisure Products	400	443
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	3,103
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	8,948
a	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	125	1,082
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	833
	Angang Steel Co. Ltd., Class A	Metals & Mining	1,600	600
	Angang Steel Co. Ltd., Class H	Metals & Mining	6,000	1,502
	Angel Yeast Co. Ltd., Class A	Food Products	200	922
b	Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,242
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	632	863
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	4,287
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,880	12,992
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,091
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	7,461
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	500	8,363
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	400	663
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,702
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	5,000	56,277
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	988
c	Autohome, Inc., ADR	Interactive Media & Services	248	7,527
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	2,800	1,345
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	10,000	4,750
	Avicopter PLC, Class A	Aerospace & Defense	200	1,039
b	BAIC Motor Corp. Ltd., Class H	Automobiles	11,000	3,329
a,c	Baidu, Inc., Class A	Interactive Media & Services	9,000	153,297
	Bank of Beijing Co. Ltd., Class A	Banks	6,000	3,813
	Bank of Changsha Co. Ltd., Class A	Banks	1,000	1,124
	Bank of Chengdu Co. Ltd., Class A	Banks	400	755
	Bank of China Ltd., Class A	Banks	13,200	6,830
	Bank of China Ltd., Class H	Banks	306,000	107,055
	Bank of Communications Co. Ltd., Class A	Banks	11,400	9,013
	Bank of Communications Co. Ltd., Class H	Banks	29,000	17,551
	Bank of Guiyang Co. Ltd., Class A	Banks	1,000	767

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	$2,757
	Bank of Jiangsu Co. Ltd., Class A	Banks	1,480	1,459
	Bank of Nanjing Co. Ltd., Class A	Banks	3,000	3,315
	Bank of Ningbo Co. Ltd., Class A	Banks	1,880	6,933
	Bank of Shanghai Co. Ltd., Class A	Banks	4,280	3,625
a	Bank of Zhengzhou Co. Ltd., Class A	Banks	2,092	612
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	5,400	4,514
	BBMG Corp., Class A	Construction Materials	1,800	544
	BBMG Corp., Class H	Construction Materials	12,000	1,241
a	BeiGene Ltd.	Biotechnology	2,400	32,973
	Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	600	337
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	936
a	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	3,708
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	1,668
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	200	1,156
a	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	200	948
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	1,000	1,180
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	6,895
a	Beijing Haixin Energy Technology Co. Ltd., Class A	Chemicals	600	280
a	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	1,000	714
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	1,249
	Beijing Kingsoft Office Software, Inc., Class A	Software	90	4,580
	Beijing New Building Materials PLC, Class A	Building Products	600	2,475
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,047	737
a	Beijing Shiji Information Technology Co. Ltd., Class A	Software	810	1,273
a	Beijing Shougang Co. Ltd., Class A	Metals & Mining	2,400	1,252
a	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	807
	Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	400	3,008
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	828
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	210	958
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	1,337
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	900	1,244
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	445	665
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	4,200	2,957
a,c	Bilibili, Inc., Class Z	Entertainment	960	13,275
b	Blue Moon Group Holdings Ltd.	Household Products	4,000	1,328
a	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	600	640
	BOC Hong Kong Holdings Ltd.	Banks	14,500	39,713
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	6,040
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,200
	Bright Dairy & Food Co. Ltd., Class A	Food Products	400	565
a	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	400	946
b	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	13,028
	BYD Co. Ltd., Class A	Automobiles	600	19,493
	BYD Co. Ltd., Class H	Automobiles	3,859	119,241

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	$13,675
	By-health Co. Ltd., Class A	Personal Care Products	600	1,564
	C&D International Investment Group Ltd.	Real Estate Management & Development	2,500	6,084
	C&S Paper Co. Ltd., Class A	Household Products	400	563
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,320	1,428
	Camel Group Co. Ltd., Class A	Electrical Equipment	460	524
	Canmax Technologies Co. Ltd., Class A	Chemicals	260	917
a,b	CanSino Biologics, Inc., Class H	Pharmaceuticals	400	1,246
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	954
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	2,040	916
	Central China Securities Co. Ltd., Class A	Capital Markets	1,000	544
	Central China Securities Co. Ltd., Class H	Capital Markets	4,000	582
	CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	653
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,034
b	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	42,000	10,886
	Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	100	1,908
	Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,440
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	2,086
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,553
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	883
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	200	614
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	1,000	1,430
a,b	China Bohai Bank Co. Ltd., Class H	Banks	12,000	1,762
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	3,631
	China CITIC Bank Corp. Ltd., Class A	Banks	3,000	2,355
	China CITIC Bank Corp. Ltd., Class H	Banks	37,000	17,196
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,600	1,919
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	9,000	7,056
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	10,000	4,201
	China Conch Venture Holdings Ltd.	Construction & Engineering	6,020	5,135
	China Construction Bank Corp., Class A	Banks	3,000	2,594
	China Construction Bank Corp., Class H	Banks	378,000	213,329
	China CSSC Holdings Ltd., Class A	Machinery	1,200	4,595
a	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	4,200	2,536
a	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	6,000	2,045
	China Energy Engineering Corp. Ltd.	Construction & Engineering	10,000	3,102
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	20,000	2,298
	China Everbright Bank Co. Ltd., Class A	Banks	13,200	5,562
	China Everbright Bank Co. Ltd., Class H	Banks	13,000	3,901
b	China Feihe Ltd.	Food Products	16,000	9,438
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	600	905
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	16,000	8,253
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	1,000	1,139
	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,000	1,440
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	600	903
	China Hongqiao Group Ltd.	Metals & Mining	9,500	9,304
a,b	China Huarong Asset Management Co. Ltd., Class H	Capital Markets	60,000	2,873
	China International Capital Corp. Ltd., Class A	Capital Markets	300	1,542

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
b	China International Capital Corp. Ltd., Class H	Capital Markets	6,100	$11,185
	China International Marine Containers Group Co. Ltd., Class A	Machinery	650	633
	China International Marine Containers Group Co. Ltd., Class H	Machinery	3,200	1,847
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	28,000	3,611
	China Jushi Co. Ltd., Class A	Construction Materials	1,371	2,540
	China Lesso Group Holdings Ltd.	Building Products	4,000	2,130
	China Life Insurance Co. Ltd., Class H	Insurance	30,000	46,732
a,b,c	China Literature Ltd., Class A	Media	1,600	5,853
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	14,000	12,191
	China Medical System Holdings Ltd.	Pharmaceuticals	5,000	7,572
	China Meheco Co. Ltd., Class A	Health Care Providers & Services	460	782
	China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	1,096
	China Merchants Bank Co. Ltd., Class A	Banks	6,000	27,152
	China Merchants Bank Co. Ltd., Class H	Banks	15,500	64,717
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,648
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	600	795
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	5,100	6,349
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	400	792
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,220	4,260
b	China Merchants Securities Co. Ltd., Class H	Capital Markets	2,000	1,752
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,200	3,741
	China Minsheng Banking Corp. Ltd., Class A	Banks	10,600	5,587
	China Minsheng Banking Corp. Ltd., Class H	Banks	27,000	9,239
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	420	744
	China National Building Material Co. Ltd., Class H	Construction Materials	19,500	10,233
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	1,922
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	5,000	5,010
	China National Software & Service Co. Ltd., Class A	Software	260	1,352
a	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	Metals & Mining	600	395
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	3,589
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,336
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	9,602
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	31,104
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,000	7,848
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	10,600	26,528
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	10,000	8,331
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	98,000	53,556
	China Railway Group Ltd., Class A	Construction & Engineering	6,000	5,616
	China Railway Group Ltd., Class H	Construction & Engineering	15,000	7,738
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,449
b	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	1,915

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	300	$1,185
	China Reinsurance Group Corp., Class H	Insurance	30,000	1,819
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	Biotechnology	200	856
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	2,053
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	959
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	245	1,819
b	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	9,684
b	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,500	4,316
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,600	14,498
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	300	2,064
a,c	China Ruyi Holdings Ltd.	Entertainment	16,000	4,147
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	8,565
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	13,770	44,658
	China South Publishing & Media Group Co. Ltd., Class A	Media	600	988
a	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	3,024
a	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	6,000	2,919
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	1,000	791
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	12,600	9,564
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	2,768
	China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	5,976
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,600	4,986
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	8,727
b	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	400	5,307
b	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	192,000	18,386
a	China TransInfo Technology Co. Ltd., Class A	IT Services	400	656
	China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	12,000	2,298
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	5,661
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	5,386
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	9,929
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	21,978
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	2,223
	China Zheshang Bank Co. Ltd., Class A	Banks	2,850	1,001
	Chinalin Securities Co. Ltd., Class A	Capital Markets	400	775
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	400	688
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,420	4,464
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,338	3,382
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,600	878
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	9,000	3,321

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	400	$305
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	4,676
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,600	11,451
	CITIC Ltd., Class B	Industrial Conglomerates	20,000	18,386
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	3,008
	CITIC Securities Co. Ltd., Class A	Capital Markets	3,495	10,390
	CITIC Securities Co. Ltd., Class H	Capital Markets	9,500	19,262
	CMOC Group Ltd., Class A	Metals & Mining	3,000	2,434
	CMOC Group Ltd., Class H	Metals & Mining	15,000	9,634
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	400	291
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	200	1,390
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	2,200	987
	CNPC Capital Co. Ltd., Class A	Banks	1,200	1,090
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,240	34,555
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	2,400	784
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	16,000	1,737
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,856
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	6,558
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	3,700	4,982
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	12,450	12,765
a	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	52,000	6,042
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	8,000	8,253
	CRRC Corp. Ltd., Class A	Machinery	7,000	5,611
	CRRC Corp. Ltd., Class H	Machinery	15,000	7,240
	CSC Financial Co. Ltd., Class A	Capital Markets	1,400	4,729
b	SC Financial Co. Ltd., Class H	Capital Markets	4,000	4,050
	CSG Holding Co. Ltd., Class A	Construction Materials	600	464
	CSG Holding Co. Ltd., Class B	Construction Materials	4,801	1,508
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	34,000	24,919
	Daan Gene Co. Ltd., Class A	Biotechnology	712	955
a,c	Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	294	1,308
	Daqin Railway Co. Ltd., Class A	Ground Transportation	4,600	4,603
a	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	211	6,387
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	876
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	1,869
	DHC Software Co. Ltd., Class A	IT Services	1,000	892
	Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	200	645
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,347
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	800	1,717
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,600	1,777
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	12,000	4,735
	Dongxing Securities Co. Ltd., Class A	Capital Markets	1,000	1,116
a,b,c	East Buy Holding Ltd.	Diversified Consumer Services	1,500	7,077
	East Group Co. Ltd., Class A	Electrical Equipment	1,200	1,015
	East Money Information Co. Ltd., Class A	Capital Markets	4,565	9,524
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,331
	ENN Energy Holdings Ltd.	Gas Utilities	3,100	25,728

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	800	$1,913
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,263
b	ESR Group Ltd., Class H	Real Estate Management & Development	10,800	15,169
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	800	486
	Eve Energy Co. Ltd., Class A	Electrical Equipment	580	3,592
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	2,744
b	Everbright Securities Co. Ltd., Class H	Capital Markets	1,200	866
a	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,260	1,000
a	FAW Jiefang Group Co. Ltd.	Machinery	1,000	1,191
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	1,073
	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	1,000	598
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	970
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	777
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	4,494
	Focus Media Information Technology Co. Ltd., Class A	Media	4,200	4,122
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,380	7,196
	Fosun International Ltd.	Industrial Conglomerates	9,000	5,688
	Founder Securities Co. Ltd., Class A	Capital Markets	1,200	1,219
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	9,734
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	620	725
	Fujian Sunner Development Co. Ltd., Class A	Food Products	400	1,054
a,c	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,694	18,966
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	3,040
b	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	11,001
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	500	3,061
b	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,600	6,568
a	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	473
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	84,000	15,659
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	2,424
a,c	GDS Holdings Ltd., Class A	IT Services	4,000	5,516
	GEM Co. Ltd., Class A	Metals & Mining	1,600	1,337
	Gemdale Corp., Class A	Real Estate Management & Development	1,300	1,217
a	Genscript Biotech Corp.	Life Sciences Tools & Services	4,089	10,781
	GF Securities Co. Ltd., Class A	Capital Markets	1,900	3,826
	GF Securities Co. Ltd., Class H	Capital Markets	4,600	6,179
a,b	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,200	5,202
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,066
	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	200	2,707
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	150	1,616
	Glarun Technology Co. Ltd., Class A	Communications Equipment	400	824
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,000	2,166
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	1,000	1,267
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	3,200	1,614
a	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	1,911
a	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,200	604
	Great Wall Motor Co. Ltd., Class A	Automobiles	800	2,819
	Great Wall Motor Co. Ltd., Class H	Automobiles	9,500	11,329
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	900	4,484
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,500	3,633
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	996

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	$740
a	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	819
a	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	1,039
	Guangdong Haid Group Co. Ltd., Class A	Food Products	500	3,105
a	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	600	547
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	400	968
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,888
a	Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	714
a	Guangshen Railway Co. Ltd., Class H	Ground Transportation	6,000	1,325
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	769
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	591
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,000	1,374
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	14,000	6,918
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	400	1,725
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,879
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	928
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	200	1,712
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	620	2,300
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	380	349
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	400	478
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	508
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	395
a	Guolian Securities Co. Ltd., Class A	Capital Markets	600	873
	Guosen Securities Co. Ltd., Class A	Capital Markets	1,400	1,770
a	Guosheng Financial Holding, Inc., Class A	Capital Markets	700	904
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,200	4,390
b	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	3,200	3,575
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,420	1,319
a,c	H World Group Ltd., ADR	Hotels, Restaurants & Leisure	856	33,752
b,c	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,200	16,624
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	5,831
	Haier Smart Home Co. Ltd., Class H	Household Durables	9,600	30,215
a	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	6,000	1,219
a	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	1,800	981
	Haitian International Holdings Ltd.	Machinery	2,000	4,239
	Haitong Securities Co. Ltd., Class A	Capital Markets	2,800	3,824
	Haitong Securities Co. Ltd., Class H	Capital Markets	14,400	8,642
	Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,070
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	900	1,185
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	253	992
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	2,219

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	$2,006
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	200	1,828
b	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	3,149
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	1,901
b	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	4,083
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	200	906
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,084
	Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	600	1,407
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	900	3,260
	Hengan International Group Co. Ltd.	Personal Care Products	2,700	8,601
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,346
a	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,060	2,095
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,163
a	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,000	1,009
	Hesteel Co. Ltd., Class A	Metals & Mining	4,000	1,246
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	5,120
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	4,103
a	Holitech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	576
a	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,318	2,608
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,658
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	195	1,121
a,b	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	5,066
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,696
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	2,482
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	3,479
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,164
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	1,386
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	1,149
	Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,828
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	1,833
a	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	2,000	2,160
a	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	18,000	8,734
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,200	4,774
b	Huatai Securities Co. Ltd., Class H	Capital Markets	5,600	7,150
	Huaxi Securities Co. Ltd., Class A	Capital Markets	600	685
	Huaxia Bank Co. Ltd., Class A	Banks	4,800	3,768
	Huaxin Cement Co. Ltd., Class A	Construction Materials	400	822
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,230
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,000	2,576
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	600	257
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,072
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	400	1,085
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,943
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	500	1,660
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	400	669
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,200	1,806
	Hundsun Technologies, Inc., Class A	Software	576	2,565
a	HUTCHMED China Ltd.	Pharmaceuticals	2,000	6,806
b,c	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,400	7,847

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a	Hytera Communications Corp. Ltd., Class A	Communications Equipment	400	$338
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	400	2,065
	Iflytek Co. Ltd., Class A	Software	700	4,867
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	100	5,357
	Industrial & Commercial Bank of China Ltd., Class A	Banks	21,600	13,875
	Industrial & Commercial Bank of China Ltd., Class H	Banks	318,000	153,075
	Industrial Bank Co. Ltd., Class A	Banks	6,000	13,415
	Industrial Securities Co. Ltd., Class A	Capital Markets	2,840	2,503
	Inmyshow Digital Technology Group Co. Ltd., Class A	Media	600	511
a	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	11,400	2,691
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	700	1,322
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,540	2,040
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	1,347
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,900	6,919
a	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,200	5,876
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,200	1,164
a,b	Innovent Biologics, Inc., Class B	Biotechnology	5,500	26,861
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	180	552
a,c	iQIYI, Inc., ADR	Entertainment	1,788	8,475
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	936	3,286
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	618
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	400	2,223
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,512
a,b,c	JD Health International, Inc.	Consumer Staples Distribution & Retail	4,200	21,773
a,b,c	JD Logistics, Inc.	Air Freight & Logistics	7,000	8,893
c	JD.com, Inc., Class A	Broadline Retail	9,300	136,677
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,200	1,902
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	400	570
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	4,000	3,611
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	4,350
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,832	11,300
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	4,832
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	600	590
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	100	1,464
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	863
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	600	10,656
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	130	1,231
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,418
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,000	2,038
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	1,586
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	7,840
a	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	600	731
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	948

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	1,200	$1,508
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,664
a,b,c	Jinxin Fertility Group Ltd.	Health Care Providers & Services	6,500	3,104
b	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	4,900
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	925
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	1,020
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	196	641
b	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	688	1,221
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	943	1,402
a	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	200	948
	Joyoung Co. Ltd., Class A	Household Durables	400	781
c	JOYY, Inc., ADR	Interactive Media & Services	132	5,031
a	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	1,178
	Kaishan Group Co. Ltd., Class A	Machinery	400	794
a,c	Kanzhun Ltd., ADR	Interactive Media & Services	1,356	20,571
c	KE Holdings, Inc., ADR	Real Estate Management & Development	2,616	40,600
	Keda Industrial Group Co. Ltd.	Machinery	600	958
	Kerry Logistics Network Ltd.	Air Freight & Logistics	1,500	1,341
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	6,734
a	Kingdee International Software Group Co. Ltd.	Software	10,000	12,309
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,038
a	Kingsoft Cloud Holdings Ltd.	IT Services	8,000	2,646
c	Kingsoft Corp. Ltd.	Entertainment	3,600	13,054
a,b,c	Kuaishou Technology, Class B	Interactive Media & Services	10,500	84,262
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	1,189
a	Kunlun Tech Co. Ltd., Class A	Entertainment	300	1,579
	Kweichow Moutai Co. Ltd., Class A	Beverages	400	98,743
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	800	2,726
	Laobaixing Pharmacy Chain JSC, Class A	Consumer Staples Distribution & Retail	130	456
	LB Group Co. Ltd., Class A	Chemicals	800	2,017
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	1,754
b	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,500	2,250
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	31,000	31,943
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,500	2,528
a	Leo Group Co. Ltd., Class A	Media	1,800	561
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	1,353
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	538
a,c	Li Auto, Inc., Class A	Automobiles	4,300	75,932
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	37,865
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,800	1,250
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	1,884
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,014
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	700	2,293
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	8,000	14,382
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,100	7,863
	Longshine Technology Group Co. Ltd., Class A	Software	400	1,057
	Luenmei Quantum Co. Ltd., Class A	Water Utilities	600	501
c	Lufax Holding Ltd., ADR	Consumer Finance	2,928	3,104
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	932
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	8,186
a,b	Luye Pharma Group Ltd.	Pharmaceuticals	8,000	3,585
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	11,894
	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,600	580

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Maanshan Iron & Steel Co. Ltd., Class H	Metals & Mining	4,000	$659
	Mango Excellent Media Co. Ltd., Class A	Entertainment	640	2,487
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	160	2,563
	Meihua Holdings Group Co. Ltd., Class A	Food Products	1,200	1,584
a	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,320	1,232
a,c	Meituan, Class B	Hotels, Restaurants & Leisure	21,600	316,063
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	2,418
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	13,000	2,739
a	Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	5,442
c	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	1,300
a	Ming Yuan Cloud Group Holdings Ltd.	Software	2,000	876
	MINISO Group Holding Ltd., ADR	Broadline Retail	358	9,272
	Minth Group Ltd.	Automobile Components	3,000	7,718
a	MMG Ltd.	Metals & Mining	12,000	3,677
a	MOG Digitech Holdings Ltd.	Electronic Equipment, Instruments & Components	2,000	3,749
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	420	2,865
a	Montnets Cloud Technology Group Co. Ltd., Class A	Software	400	802
	Muyuan Foods Co. Ltd., Class A	Food Products	1,596	8,300
a	NanJi E-Commerce Co. Ltd., Class A	Media	600	294
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,200	1,117
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	420	732
	NARI Technology Co. Ltd., Class A	Electrical Equipment	2,416	7,358
a	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	402	1,091
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	6,624
a	NavInfo Co. Ltd., Class A	Software	600	834
c	NetEase, Inc.	Entertainment	7,259	147,834
	New China Life Insurance Co. Ltd., Class A	Insurance	600	3,033
	New China Life Insurance Co. Ltd., Class H	Insurance	3,000	7,232
a	New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,812
a,c	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	5,510	33,559
a	Newland Digital Technology Co. Ltd., Class A	Software	400	1,046
	Nexteer Automotive Group Ltd.	Automobile Components	3,000	1,636
a	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	7,000	3,933
	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	2,130
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	272	2,891
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,434
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,093
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	125	720
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	995
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	1,145
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	300	3,052
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	2,100	994
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	600	1,178
a,c	NIO, Inc., Class A	Automobiles	4,800	43,790
b	Nongfu Spring Co. Ltd., Class H	Beverages	7,200	41,370
	North Huajin Chemical Industries Co. Ltd., Class A	Chemicals	400	323
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	400	810
	Northeast Securities Co. Ltd., Class A	Capital Markets	600	630
a	Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	600	309

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,600	$1,423
a	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,054
	Oppein Home Group, Inc., Class A	Household Durables	100	1,316
	ORG Technology Co. Ltd., Class A	Containers & Packaging	600	384
	Orient Securities Co. Ltd., Class A	Capital Markets	2,172	2,856
b	Orient Securities Co. Ltd., Class H	Capital Markets	3,200	1,614
a	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	824
a	Ourpalm Co. Ltd., Class A	Entertainment	1,200	792
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	200	705
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	1,212
a,c	PDD Holdings, Inc., ADR	Broadline Retail	2,447	239,977
	People.cn Co. Ltd., Class A	Media	300	1,579
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	2,429
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	32,000	11,481
	Perfect World Co. Ltd., Class A	Entertainment	400	725
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,300	7,996
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	84,000	63,280
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	225	960
b	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,300	3,094
	PICC Property & Casualty Co. Ltd., Class H	Insurance	24,000	30,828
	Ping An Bank Co. Ltd., Class A	Banks	5,400	8,301
a,b	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,400	5,602
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,100	20,551
c	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	25,200	144,311
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	700	991
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,600	6,295
	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,425
b	Pop Mart International Group Ltd.	Specialty Retail	2,800	8,276
	Postal Savings Bank of China Co. Ltd., Class A	Banks	6,600	4,502
b	Postal Savings Bank of China Co. Ltd., Class H	Banks	38,000	19,214
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,525
c	Qifu Technology, Inc., ADR	Consumer Finance	456	7,004
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	400	349
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	400	1,003
a	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,600	3,768
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	81	530
b	Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	3,200	1,066
a,b	Remegen Co. Ltd., Class H	Biotechnology	500	2,573
a	RiseSun Real Estate Development Co. Ltd., Class A	Real Estate Management & Development	1,200	336
a,c	RLX Technology, Inc., ADR	Tobacco	3,396	5,128
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	750	1,226
	SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	4,875
	Sailun Group Co. Ltd., Class A	Automobile Components	1,000	1,731
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,270
	Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	600	399
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	3,000	4,742
	Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	5,234
	Satellite Chemical Co. Ltd., Class A	Chemicals	1,013	2,131

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	$1,702
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,939
	Sealand Securities Co. Ltd., Class A	Capital Markets	1,280	655
a	Seazen Group Ltd.	Real Estate Management & Development	12,000	2,191
a	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	700	1,273
a,b,c	SenseTime Group, Inc., Class B	Software	63,000	11,503
a	Seres Group Co. Ltd., Class A	Automobiles	300	2,294
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,400	7,840
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,081
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	7,601
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,600	668
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	950	1,098
a	Shandong Chenming Paper Holdings Ltd., Class A	Paper & Forest Products	600	377
a	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	3,000	663
a	Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	1,000	294
a	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	400	781
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	4,136
b	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	5,677
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	200	966
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	983
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	2,644
a	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	400	665
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	200	558
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	1,552
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	200	765
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,010
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,400	8,258
	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,837
	Shanghai Bailian Group Co. Ltd., Class B	Consumer Staples Distribution & Retail	1,200	688
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	292	1,155
	Shanghai Baosight Software Co. Ltd., Class A	Software	360	2,232
	Shanghai Baosight Software Co. Ltd., Class B	Software	2,434	5,124
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	2,200	830
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	Gas Utilities	600	269
a	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,400	1,542
a	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	2,804
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	1,217
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	2,355
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	2,000	4,699
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	2,145
	Shanghai Huayi Group Co. Ltd., Class B	Chemicals	600	241
a	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	700	3,640
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,121

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	300	$1,548
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	988
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	1,068
a	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	210	1,110
a,b	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	800	1,786
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	620	968
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	600	789
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	4,600	1,868
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,205
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,891
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	900	2,233
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,400	5,305
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,600	8,381
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	583	2,344
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	2,100	2,006
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	995
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,000	406
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	965
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,200	875
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	1,225
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	1,935
a	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	903
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,738
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,680	2,320
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,606
a	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	1,156
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,220	963
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	998
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	300	9,862
a	Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	1,200	354
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	895
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,265
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	3,922
b	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	8,000	1,512
	Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	400	378
a	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	600	560

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	260	$1,564
	Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	80	841
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,680	1,471
a	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	460	653
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,634
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	1,000	942
b	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	500	260
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	600	5,476
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	3,700
	Shenzhen Investment Ltd.	Real Estate Management & Development	10,000	1,596
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,417
a	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	280	1,125
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	400	696
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	400	14,813
	Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,238
a	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	1,393
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,221
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	100	1,042
	Shenzhen SED Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,843
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,085
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	156	3,121
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	600	414
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,000	705
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,100	29,686
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	400	476
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	520	1,674
	Shui On Land Ltd.	Real Estate Management & Development	15,500	1,405
a	Siasun Robot & Automation Co. Ltd., Class A	Machinery	400	683
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	2,438
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	964
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,600
a	Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	400	653
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,220	2,642
	Sichuan Swellfun Co. Ltd., Class A	Beverages	200	1,656
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	400	822
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	200	1,419
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,380	13,017
	Sinoma International Engineering Co., Class A	Construction & Engineering	600	929
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,693
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,500	2,930
a	Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,000	292
a	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	12,000	950
a	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,200	511

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	16,000	$2,268
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	5,200	15,072
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,600	1,091
	Sinotrans Ltd., Class H	Air Freight & Logistics	8,000	2,921
	Sinotruk Hong Kong Ltd.	Machinery	3,000	5,776
	SITC International Holdings Co. Ltd.	Marine Transportation	5,000	8,402
a	Skshu Paint Co. Ltd., Class A	Chemicals	140	1,317
b	Smoore International Holdings Ltd.	Tobacco	7,500	6,809
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	1,000	1,677
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,686	1,951
	Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,357
a	Spring Airlines Co. Ltd., Class A	Passenger Airlines	200	1,502
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	100	2,466
a	STO Express Co. Ltd., Class A	Air Freight & Logistics	400	576
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	8,000	1,696
b	Sunac Services Holdings Ltd.	Real Estate Management & Development	4,000	1,262
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	600	7,371
	Suning Universal Co. Ltd., Class A	Real Estate Management & Development	1,200	464
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	18,858
	Sunresin New Materials Co. Ltd., Class A	Chemicals	200	1,603
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,392
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	208	1,365
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,428
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	Construction & Engineering	600	374
	Suzhou Maxwell Technologies Co. Ltd., Class A	Electrical Equipment	200	3,476
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	100	1,304
	Taiji Computer Corp. Ltd., Class A	IT Services	200	840
a,c	TAL Education Group, ADR	Diversified Consumer Services	1,775	16,170
	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	1,000	1,035
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,200	608
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	600	488
	TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,888
a	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,360	3,002
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,075	3,450
c	Tencent Holdings Ltd.	Interactive Media & Services	25,200	985,238
a,c	Tencent Music Entertainment Group, ADR	Entertainment	2,576	16,435
	Thunder Software Technology Co. Ltd., Class A	Software	200	2,102
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	894
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	630
a	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	886
	Tianqi Lithium Corp., Class A	Chemicals	400	3,016
	Tianqi Lithium Corp., Class H	Chemicals	400	2,240
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	600	539
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,000	1,233
	Tingyi Cayman Islands Holding Corp.	Food Products	7,000	9,778
a	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	600	1,063
a,c	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	10,542
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,579
a	Tongkun Group Co. Ltd., Class A	Chemicals	600	1,215

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,400	$1,489
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,300	5,756
a	Topchoice Medical Corp., Class A	Health Care Providers & Services	100	1,211
a	Topsec Technologies Group, Inc., Class A	Software	400	492
b	Topsports International Holdings Ltd.	Specialty Retail	11,000	8,357
	Towngas Smart Energy Co. Ltd.	Gas Utilities	5,000	2,203
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	4,000	6,936
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	738	3,097
a,c	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,100	74,864
	Tsingtao Brewery Co. Ltd., Class A	Beverages	200	2,401
	Tsingtao Brewery Co. Ltd., Class H	Beverages	2,496	20,429
a,c	Tuya, Inc., ADR	Software	958	1,485
a	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	3,818
	Uni-President China Holdings Ltd.	Food Products	5,000	3,511
a	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	360	1,165
	Valiant Co. Ltd., Class A	Chemicals	400	948
a,c	Vipshop Holdings Ltd., ADR	Broadline Retail	1,242	19,884
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	500	1,615
a	Wanda Film Holding Co. Ltd., Class A	Entertainment	600	1,110
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	550
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	900	10,910
	Want Want China Holdings Ltd.	Food Products	18,000	11,744
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	856
c	Weibo Corp., ADR	Interactive Media & Services	300	3,762
	Weichai Power Co. Ltd., Class A	Machinery	1,800	3,096
	Weichai Power Co. Ltd., Class H	Machinery	8,000	10,889
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	400	922
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	740
	Weihai Guangwei Composites Co. Ltd., Class A	Chemicals	120	452
	Wens Foodstuffs Group Co. Ltd., Class A	Food Products	600	1,431
	Western Mining Co. Ltd., Class A	Metals & Mining	600	1,058
	Western Securities Co. Ltd., Class A	Capital Markets	1,600	1,449
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	120	754
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	300	3,832
a	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	1,797
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	600	600
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	400	660
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,171
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,354	1,416
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	25,710
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,854
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	9,463
b	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,400	16,759
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	14,366	83,736
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	3,148
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,362
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	100	1,330
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	600	649
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,412
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	600	645
a,b,c	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	58,800	92,646
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	Media	2,000	1,576

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	210	$1,165
	Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	600	641
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	1,000	937
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,600	907
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	18,000	13,468
a,c	XPeng, Inc., Class A	Automobiles	4,500	40,192
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,500	4,171
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,065
b	Yadea Group Holdings Ltd.	Automobiles	4,200	7,797
a,d	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
b	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	1,000	1,374
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	960
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	10,800	13,135
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	650	1,807
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	9,000	17,007
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,000	1,249
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	240	584
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	200	875
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,055
a	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	753
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	264	1,271
	Yihai International Holding Ltd.	Food Products	2,000	3,447
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	2,831
	Yintai Gold Co. Ltd., Class A	Metals & Mining	900	1,758
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	400	586
	YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	130	810
	Yonyou Network Technology Co. Ltd., Class A	Software	980	2,236
	Youngor Group Co. Ltd., Class A	Real Estate Management & Development	1,600	1,561
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	800	1,650
a	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	400	824
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	6,918
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,635	92,231
	Yunda Holding Co. Ltd., Class A	Air Freight & Logistics	400	541
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,000	2,073
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	3,658
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	969
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	3,289
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	700	1,377
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,407
a	Zai Lab Ltd.	Biotechnology	3,900	9,431
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	7,555
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	4,000	5,577
	Zhefu Holding Group Co. Ltd., Class A	Electrical Equipment	1,800	959
a	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	2,400	1,591
	Zhejiang China Commodities City Group Co. Ltd., Class A	Real Estate Management & Development	1,800	2,233
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	300	959
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	680	1,042
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	3,057

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	4,000	$2,983
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	400	646
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A .	Pharmaceuticals	400	472
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	400	317
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	931
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	500	2,574
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	400	2,619
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	796
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	800	1,671
a,b	Zhejiang Leapmotor Technologies Ltd.	Automobiles	600	2,666
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	400	613
	Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	944	2,104
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	2,446
a	Zhejiang Wanliyang Co. Ltd., Class A	Machinery	400	473
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	120	292
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	1,503
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	817
	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	400	703
a	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,050
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	600	1,077
	Zheshang Securities Co. Ltd., Class A	Capital Markets	400	553
a,b	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	8,848
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	200	3,179
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	600	901
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	600	618
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,500	7,039
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	700	682
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	600	789
	Zhuzhou CRRC Times Electric Co. Ltd., Class A .	Machinery	144	786
	Zhuzhou CRRC Times Electric Co. Ltd., Class H .	Machinery	2,200	7,613

	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	600	675
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	6,000	9,989
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	24,000	36,712
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,256
	Zoomlion Heavy Industry Science & Technology
	Co. Ltd., Class H	Machinery	6,800	3,699
	ZTE Corp., Class A	Communications Equipment	1,200	5,383
	ZTE Corp., Class H	Communications Equipment	2,800	8,455

				8,042,283

	Hong Kong 6.2%
	AIA Group Ltd.	Insurance	46,800	381,542
a	Alibaba Health Information Technology Ltd.., Class A	Consumer Staples Distribution & Retail	24,000	14,954
a	Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	4,750

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	$10,741
	Bank of East Asia Ltd., Class A	Banks	3,600	4,468
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	16,000	3,493
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	6,024
	Cafe de Coral Holdings Ltd., Class A	Hotels, Restaurants & Leisure	2,000	2,163
a	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,106
	Champion REIT, Class A	Office REITs	8,000	2,635
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	14,000	4,826
	China Everbright Ltd., Class A	Capital Markets	4,000	2,314
	China Gas Holdings Ltd., Class A	Gas Utilities	12,000	11,323
	China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	40,220
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	20,000	7,278
	China Resources Beer Holdings Co. Ltd., Class A .	Beverages	6,474	35,504
	China Resources Gas Group Ltd., Class A	Gas Utilities	3,700	10,842
	China Resources Land Ltd., Class H	Real Estate Management & Development	11,100	44,219
	China State Construction International Holdings
	Ltd., Class A	Construction & Engineering	8,000	8,417
	China Traditional Chinese Mledicine Holdings Co. Ltd	Pharmaceuticals	10,000	4,660
	CK Asset Holdings Ltd	Real Estate Management & Development	7,900	41,609
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,400	11,354
	CLP Holdings Ltd	Electric Utilities	6,600	48,835
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,922
	Dah Sing Banking Group Ltd., Class A	Banks	800	529
	Dah Sing Financial Holdings Ltd., Class H	Banks	800	1,692
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,300	3,458
	Far East Horizon Ltd.	Financial Services	6,000	4,321
	Geely Automobile Holdings Ltd.	Automobiles	22,000	25,956
	Guangdong Investment Ltd.	Water Utilities	12,000	9,163
	Guotai Junan International Holdings Ltd.	Capital Markets	13,000	1,013
a	Haitong International Securities Group Ltd.	Capital Markets	16,200	1,469

	Hang Lung Group Ltd.	Real Estate Management & Development	4,000	5,639
	Hang Lung Properties Ltd.	Real Estate Management & Development	8,000	10,950
	Hang Seng Bank Ltd.	Banks	3,000	37,328
	Henderson Land Development Co.. Ltd.	Real Estate Management & Development	5,000	13,183
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	45,000	31,372
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	5,100	190,537
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,200	14,994
	Huabao International Holdings Ltd.	Chemicals	6,000	2,053
	Hutchison Port Holdings Trust	Transportation Infrastructure	22,600	3,887
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	6,000	820
	Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	5,815
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	800	37,136
	Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,231
	Kerry Properties Ltd.	Real Estate Management & Development	2,000	3,402
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	2,829
	Kunlun Energy Co. Ltd.	Gas Utilities	12,000	10,342
	Link REIT	Retail REITs	10,200	50,011
	Man Wah Holdings Ltd.	Household Durables	5,600	3,933
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure	3,000	2,406
	MTR Corp. Ltd.	Ground Transportation	6,000	23,749
	New World Development Co. Ltd.	Real Estate Management & Development	6,000	11,675
	NWS Holdings Ltd.	Industrial Conglomerates	6,000	6,834
	Orient Overseas International Ltd.	Marine Transportation	600	8,006

franklintempleton.com	Semiannual Report	133

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	PCCW Ltd.	Diversified Telecommunication Services	18,000	$8,205
	Power Assets Holdings Ltd.	Electric Utilities	5,500	26,616
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,513
	Shougang Fushan Resources Group Ltd.	Metals & Mining	8,000	2,717
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	40,000	14,454
	Sino Land Co. Ltd.	Real Estate Management & Development	13,300	14,995
	Sun Hung Kai Properties Ltd.	Real Estate0 Management & Development	6,000	64,199
a	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	520	1,027
	Swire Pacific Ltd., Class A	Real Estate Management & Development	1,500	10,122
	Swire Pacific Ltd., Class B	Real Estate Management & Development	2,500	2,732
	Swire Properties Ltd.	Real Estate Management & Development	4,200	8,763
	Techtronic Industries Co. Ltd.	Machinery	5,300	51,431
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	32,000	4,699
	Vinda International Holdings Ltd.	Household Products	1,000	2,403
	Vitasoy International Holdings Ltd.	Food Products	3,000	3,631
	VTech Holdings Ltd.	Communications Equipment	700	4,192
	[b] WH Group Ltd.	Food Products	31,500	16,531
	Wharf Holdings Ltd.	Real Estate Management & Development	3,286	8,240
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	23,175
	Xinyi Glass Holdings Ltd.	Building Products	8,250	10,681
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	3,447

				1,520,705

	India 19.6%
	3M India Ltd.	Industrial Conglomerates	12	4,596
	Aarti Industries Ltd.	Chemicals	798	4,722
	ABB India Ltd.	Electrical Equipment	216	10,660
	ACC Ltd.	Construction Materials	312	7,560
a	Adani Energy Solutions Ltd.	Electric Utilities	1,338	13,055
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,422	41,336
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,674	19,900

	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	3,378	33,566
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	3,936	17,890
	Adani Total Gas Ltd.	Gas Utilities	1,140	8,419
a	Adani Wilmar Ltd.	Food Products	660	2,682
a	Aditya Birla Capital Ltd.	Financial Services	2,058	4,460
	AIA Engineering Ltd.	Machinery	156	6,599
	Alkem Laboratories Ltd.	Pharmaceuticals	108	4,690
	Ambuja Cements Ltd.	Co.nstruction Materials	2,928	14,978
	APL Apollo Tubes Ltd.	Metals & Mining	702	13,737
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	402	24,872
	Ashok Leyland Ltd.	Machinery	5,826	12,418
	Asian Paints Ltd.	Chemicals	1,830	69,661
	Astral Ltd.	Building Products	480	11,054
b	AU Small Finance Bank Ltd.	Banks	1,344	11,548
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,080	11,892
a,b	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	606	26,823
	Axis Bank Ltd.	Banks	9,186	114,679
	Bajaj Auto Ltd.	Automobiles	270	16,464
	Bajaj Finance Ltd.	Consumer Finance	990	93,118
	Bajaj Finserv Ltd.	Financial Services	1,530	28,378
	Bajaj Holdings & Investment Ltd.	Financial Services	108	9,245
	Balkrishna Industries Ltd.	Automobile Components	336	10,349
b	Bandhan Bank Ltd.	Banks	3,210	9,726
	Bank of Baroda	Banks	4,212	10,852
	Bank of India	Banks	2,058	2,711
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	264	5,113
	Bayer CropScience Ltd.	Chemicals	54	3,473

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)[a] Berger Paints India Ltd.	Chemicals	206	$1,414
	Berger Paints India Ltd.	Chemicals	1,032	7,069
	Bharat Electronics Ltd.	Aerospace & Defense	14,598	24,312
	Bharat Forge Ltd.	Automobile Components	1,026	13,487
	Bharat Heavy Electricals Ltd.	Electrical Equipment	5,154	8,131
	Bharat Petroleum Corp.. Ltd.	Oil, Gas & Consumable Fuels	3,900	16,278
	Bharti Airtel Ltd.	Wireless Telecommunication Services	630	4,049
	Bharti Airtel Ltd.	Wireless Telecommunication Services	9,324	104,018
	Biocon Ltd.	Biotechnology	1,890	6,195
	Bosch Ltd.	Automobile Components	36	8,245
	Britannia Industries Ltd.	Food Products	480	26,226
	Canara Bank	Banks	1,476	6,688
	Castrol India Ltd.	Chemicals	2,112	3,524
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,610	13,898
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,626	23,840
	Cipla Ltd.	Pharmaceuticals	2,070	29,568
	Coal India Ltd.	Oil, Gas & Consumable Fuels	9,126	32,442
	Coforge Ltd.	IT Services	234	14,384
	Colgate-Palmolive India Ltd.	Personal Care Products	540	13,042
	Container Corp. of India Ltd.	Ground Transportation	990	8,538
	Coromandel International Ltd.	Chemicals	444	6,129
	Cummins India Ltd.	Machinery	564	11,521
	Dabur India Ltd.	Personal Care Products	2,358	15,663
	Dalmia Bharat Ltd.	Construction Materials	282	8,165
	Deepak Nitrite Ltd.	Chemicals	288	7,354
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	516	23,396
	Dixon Technologies India Ltd.	Household Durables	150	9,554
	DLF Ltd.	Real Estate Management & Development	2,508	16,034
b	Dr Lal PathLabs Ltd.	Health Care Providers & Services	150	4,560
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	492	33,102
	Eicher Motors Ltd.	Automobiles	564	23,411

	Emami Ltd.	Personal Care Products	846	5,486
	Embassy Office Parks REIT	Office REITs	2,292	8,297
	Exide Industries Ltd.	Automobile Components	1,884	5,912
	Federal Bank Ltd.	Banks	7,044	12,486
a	FSN E-Commerce Ventures Ltd.	Specialty Retail	5,562	10,261
	GAIL India Ltd.	Gas Utilities	10,632	15,927
b	General Insurance Corp. of India	Insurance	444	1,205
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	174	3,244
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	606	6,243
a	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	10,194	7,310
a	Godrej Consumer Products Ltd.	Personal Care Products	1,416	16,909
a	Godrej Industries Ltd.	Industrial Conglomerates	270	1,852
a	Godrej Properties Ltd.	Real Estate Management & Development	378	7,074
	Grasim Industries Ltd.	Construction Materials	1,554	36,349
	Gujarat Fluorochemicals Ltd.	Chemicals	150	5,509
	Gujarat Gas Ltd.	Gas Utilities	606	3,086
	Havells India Ltd.	Electrical Equipment	984	16,458
	HCL Technologies Ltd.	IT Services	4,266	63,434
b	HDFC Asset Management Co. Ltd.	Capital Markets	414	13,199
	HDFC Bank Ltd.	Banks	15,300	281,214
b	HDFC Life Insurance Co. Ltd.	Insurance	3,996	30,672
	Hero MotoCorp Ltd.	Automobiles	510	18,776
	Hindalco Industries Ltd.	Metals & Mining	5,712	33,887
	Hindustan Aeronautics Ltd.	Aerospace & Defense	780	18,111
a	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,460	7,553
	Hindustan Unilever Ltd.	Personal Care Products	3,582	106,354

franklintempleton.com	Semiannual Report	135

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Hindustan Zinc Ltd.	Metals & Mining	1,032	$3,836
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	9	4,319
	ICICI Bank Ltd.	Banks	6,360	72,905
b	ICICI Lombard General Insurance Co. Ltd.	Insurance	984	15,518
b	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,560	10,637
a	IDFC First Bank Ltd.	Banks	13,086	15,049
	Indian Bank	Banks	810	4,131
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,366	16,664
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	16,458	18,025
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,218	9,986
b	Indian Railway Finance Corp. Ltd.	Financial Services	5,382	4,961
	Indraprastha Gas Ltd.	Gas Utilities	1,416	7,756
a	Indus Towers Ltd.	Diversified Telecommunication Services	3,402	7,853
	Info Edge India Ltd.	Interactive Media & Services	318	15,951
	Infosys Ltd.	IT Services	14,142	244,458
[a],b	InterGlobe Aviation Ltd.	Passenger Airlines	510	14,624
	Ipca Laboratories Ltd.	Pharmaceuticals	558	6,287
	ITC Ltd.	Tobacco	11,916	63,769
	Jindal Steel & Power Ltd.	Metals & Mining	1,590	13,429
a	Jio Financial Services Ltd.	Financial Services	13,626	37,937
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	1,590	8,375
	JSW Steel Ltd.	Metals & Mining	4,062	38,134
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,476	9,475
	Kansai Nerolac Paints Ltd.	Chemicals	864	3,303
	Kotak Mahindra Bank Ltd.	Banks	408	8,528
	L&T Finance Holdings Ltd.	Financial Services	3,414	5,472
b	L&T Technology Services Ltd.	Professional Services	114	6,282
	Larsen & Toubro Ltd.	Construction & Engineering	2,514	91,535
b	Laurus Labs Ltd.	Pharmaceuticals	1,548	7,371
	LIC Housing Finance Ltd.	Financial Services	1,218	6,811
	Linde India Ltd.	Chemicals	90	6,453
b	LTIMindtree Ltd.	IT Services	378	23,715
	Lupin Ltd.	Pharmaceuticals	966	13,625
b	Macrotech Developers Ltd.	Real Estate Management & Development	900	8,670
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,412	8,753
	Mahindra & Mahindra Ltd.	Automobiles	3,810	71,310
a	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	774
	Marico Ltd.	Food Products	2,112	14,285
	Maruti Suzuki India Ltd.	Automobiles	534	68,232
a	Max Financial Services Ltd.	Insurance	936	10,254
	Max Healthcare Institute Ltd.	Health Care Providers & Services	2,694	18,407
	Mphasis Ltd.	IT Services	330	9,444
	MRF Ltd.	Automobile Components	11	14,213
	Muthoot Finance Ltd.	Consumer Finance	438	6,604
	Nestle India Ltd.	Food Products	144	39,029
	NHPC Ltd.	Independent Power Producers & Energy Traders	9,234	5,871
b	Nippon Life India Asset Management Ltd.	Capital Markets	558	2,204
	NMDC Ltd.	Metals & Mining	4,650	8,285
	NTPC Ltd.	Independent Power Producers & Energy Traders	19,146	56,614
	Oberoi Realty Ltd.	Real Estate Management & Development	462	6,422
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	15,630	36,110
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,284	4,621
a	One 97 Communications Ltd.	Financial Services	1,326	13,696
	Oracle Financial Services Software Ltd.	Software	96	4,752
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	23	10,796
	Patanjali Foods Ltd.	Food Products	360	5,372
a	PB Fintech Ltd.	Insurance	1,266	11,667

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Persistent Systems Ltd.	IT Services	204	$14,240
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,982	8,617
	PI Industries Ltd.	Chemicals	312	12,974
	Pidilite Industries Ltd.	Chemicals	618	18,155
	Piramal Enterprises Ltd.	Financial Services	540	6,824
	Polycab India Ltd.	Electrical Equipment	198	12,740
	Power Finance Corp. Ltd.	Financial Services	4,710	14,287
a	Power Finance Corp. Ltd.	Financial Services	1,178	3,572
	Power Grid Corp. of India Ltd.	Electric Utilities	17,016	40,931
	Punjab National Bank	Banks	8,982	8,675
a	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	588	3,555
b	RBL Bank Ltd.	Banks	1,806	5,497
	REC Ltd.	Financial Services	5,082	17,588
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	312	3,384
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	13,566	383,090
	Samvardhana Motherson International Ltd.	Automobile Components	8,646	9,995
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,182	11,260
b	SBI Life Insurance Co. Ltd.	Insurance	1,704	26,787
	Schaeffler India Ltd.	Machinery	168	6,706
	Shree Cement Ltd.	Construction Materials	54	16,559
	Shriram Finance Ltd.	Consumer Finance	1,134	26,210
	Siemens Ltd.	Industrial Conglomerates	336	14,860
	Solar Industries India Ltd.	Chemicals	90	5,224
b	Sona Blw Precision Forgings Ltd.	Automobile Components	1,464	10,285
	SRF Ltd.	Chemicals	570	15,440
a	Star Health & Allied Insurance Co. Ltd.	Insurance	936	6,774
	State Bank of India	Banks	7,224	52,070
	Steel Authority of India Ltd.	Metals & Mining	6,042	6,828
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,398	61,364
	Sun TV Network Ltd.	Media	348	2,565
	Supreme Industries Ltd.	Chemicals	264	13,103
b	Syngene International Ltd.	Life Sciences Tools & Services	660	6,391
	Tata Communications Ltd.	Diversified Telecommunication Services	468	10,893
	Tata Consultancy Services Ltd.	IT Services	4,122	175,153
	Tata Consumer Products Ltd.	Food Products	2,466	26,041
	Tata Elxsi Ltd.	Software	138	12,010
	Tata Motors Ltd., Class A	Automobiles	7,404	56,189
	Tata Motors Ltd., Class A	Automobiles	1,536	7,918
	Tata Power Co. Ltd.	Electric Utilities	6,744	21,302
	Tata Steel Ltd.	Metals & Mining	32,982	51,196
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,190	2,623
	Tech Mahindra Ltd.	IT Services	2,460	36,224
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,680	63,703
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	402	9,339
	Torrent Power Ltd.	Electric Utilities	888	7,897
	Trent Ltd.	Specialty Retail	720	18,036
	Tube Investments of India Ltd.	Automobile Components	408	14,682
	TVS Motor Co. Ltd.	Automobiles	972	17,813
	UltraTech Cement Ltd.	Construction Materials	456	45,329
	Union Bank of India Ltd.	Banks	4,518	5,783
	United Breweries Ltd.	Beverages	228	4,275
a	United Spirits Ltd.	Beverages	1,104	13,391
	UNO Minda Ltd.	Automobile Components	726	5,241
	UPL Ltd.	Chemicals	2,148	15,940
	Varun Beverages Ltd.	Beverages	1,902	21,661
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	252	4,062
	Vedanta Ltd.	Metals & Mining	4,806	12,880

franklintempleton.com	Semiannual Report	137

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	33,186	$4,656
	Voltas Ltd.	Construction & Engineering	816	8,483
	Whirlpool of India Ltd.	Household Durables	132	2,583
	Wipro Ltd.	IT Services	5,724	27,989
a	Yes Bank Ltd.	Banks	80,430	16,708
a	Zee Entertainment Enterprises Ltd.	Media	3,474	11,067
a	Zomato Ltd.	Hotels, Restaurants & Leisure	22,212	27,149
	Zydus Lifesciences Ltd.	Pharmaceuticals	1,014	7,510

				4,808,106

	Indonesia 2.4%
	Adaro Energy Indonesia Tbk PT, Class B	Oil, Gas & Consumable Fuels	49,200	9,073
	Astra Agro Lestari Tbk PT, Class H	Food Products	1,800	873
	Astra International Tbk PT, Class H	Industrial Conglomerates	82,200	33,109
	Avia Avian Tbk PT	Chemicals	60,000	2,174
	Bank Central Asia Tbk PT, Class A	Banks	223,800	127,793
	Bank Danamon Indonesia Tbk PT, Class H	Banks	3,600	666
	Bank Mandiri Persero Tbk PT, Class A	Banks	178,200	69,470
	Bank Negara Indonesia Persero Tbk PT, Class H	Banks	30,000	20,042
	Bank Rakyat Indonesia Persero Tbk PT, Class A	Banks	282,600	95,541
	Bank Syariah Indonesia Tbk PT	Banks	12,600	1,325
	Barito Pacific Tbk PT, Class A	Chemicals	101,400	8,529
	Bukit Asam Tbk PT, Class A	Oil, Gas & Consumable Fuels	17,400	3,152
a	Bumi Serpong Damai Tbk PT, Class A	Real Estate Management & Development	37,800	2,495
a	Charoen Pokphand Indonesia Tbk PT, Class A	Food Products	28,200	9,899
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	72,600	3,194
	Elang Mahkota Teknologi Tbk PT	Media	109,200	4,133
	First Pacific Co. Ltd.	Food Products	8,000	3,167
a	GoTo Gojek Tokopedia Tbk PT	Broadline Retail	2,928,000	16,103
	Gudang Garam Tbk PT	Tobacco	1,800	2,865
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	34,800	1,948
	Indah Kiat Pulp & Paper Tbk PT	Paper & Forest Products	10,800	7,757
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	6,000	3,863
	Indofood CBP Sukses Makmur Tbk PT	Food Products	9,000	6,449
	Indofood Sukses Makmur Tbk PT	Food Products	17,400	7,459
	Indosat Tbk PT	Wireless Telecommunication Services	7,800	4,959
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,400	2,332
	Kalbe Farma Tbk PT	Pharmaceuticals	73,200	8,312
	Mayora Indah Tbk PT	Food Products	12,000	1,980
a	Merdeka Copper Gold Tbk PT	Metals & Mining	76,200	14,200
	Perusahaan Gas Negara Tbk PT	Gas Utilities	42,000	3,737
	Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	77,400	4,808
	Semen Indonesia Persero Tbk PT	Construction Materials	13,200	5,487
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	436,200	1,581
	Sumber Alfaria Trijaya Tbk PT	Consumer Staples Distribution & Retail	75,600	14,479
	Surya Citra Media Tbk PT	Media	72,000	736
	Telkom Indonesia Persero Tbk PT, Class B	Diversified Telecommunication Services	187,200	45,422
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	17,400	2,274
	Unilever Indonesia Tbk PT	Household Products	22,800	5,517
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	6,000	10,967
	Vale Indonesia Tbk PT	Metals & Mining	9,000	3,290
	XL Axiata Tbk PT	Wireless Telecommunication Services	16,200	2,495

				573,655

	Italy 0.1%
	PRADA SpA	Textiles, Apparel & Luxury Goods	2,100	12,361

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Luxembourg 0.0%†
	L’Occitane International SA	Personal Care Products	1,500	$4,482

	Macau 0.4%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,590	51,714
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	4,184
a	Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	29,418
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	10,500	4,129
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	6,000	5,746

				95,191

	Malaysia 1.8%
	Alliance Bank Malaysia Bhd, Class A	Banks	5,200	3,743
	AMMB Holdings Bhd	Banks	9,000	7,092
	Astro Malaysia Holdings Bhd, Class A	Media	5,200	509
	Axiata Group Bhd, Class A	Wireless Telecommunication Services	19,600	10,394
	CELCOMDIGI Bhd	Wireless Telecommunication Services	15,600	14,519
	CIMB Group Holdings Bhd, Class A	Banks	31,800	36,776
	Dialog Group Bhd, Class A	Energy Equipment & Services	17,400	7,857
	FGV Holdings Bhd	Food Products	2,800	829
	Fraser & Neave Holdings Bhd	Beverages	700	3,772
	Gamuda Bhd	Construction & Engineering	9,400	8,869
	Genting Bhd	Hotels, Restaurants & Leisure	8,600	7,638
	Genting Malaysia Bhd	Hotels, Restaurants & Leisure	12,000	6,389
a	Hartalega Holdings Bhd	Health Care Equipment & Supplies	6,800	2,882
	Hong Leong Bank Bhd	Banks	2,400	9,968
	Hong Leong Financial Group Bhd	Banks	1,000	3,770
	IHH Healthcare Bhd	Health Care Providers & Services	12,000	14,951
	IJM Corp. Bhd	Construction & Engineering	13,200	5,229
	IOI Corp. Bhd	Food Products	10,200	8,646
	Kuala Lumpur Kepong Bhd	Food Products	2,200	10,027
	Malayan Banking Bhd	Banks	30,000	56,163
	Malaysia Airports Holdings Bhd	Transportation Infrastructure	3,900	5,922
	Maxis Bhd	Wireless Telecommunication Services	12,000	10,325
	MISC Bhd	Marine Transportation	6,900	10,405
b	MR DIY Group M Bhd	Specialty Retail	9,700	3,120
	Nestle Malaysia Bhd	Food Products	250	6,736
	Petronas Chemicals Group Bhd	Chemicals	11,400	17,457
	Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	1,000	4,767
	Petronas Gas Bhd	Gas Utilities	2,400	8,608
	PPB Group Bhd	Food Products	2,700	8,902
	Press Metal Aluminium Holdings Bhd	Metals & Mining	15,000	15,047
	Public Bank Bhd	Banks	57,200	49,461
	QL Resources Bhd	Food Products	4,200	4,884
	RHB Bank Bhd	Banks	7,200	8,327
	Sime Darby Bhd	Industrial Conglomerates	15,200	7,155
	Sime Darby Plantation Bhd	Food Products	14,400	13,127
	Telekom Malaysia Bhd	Diversified Telecommunication Services	4,700	4,905
	Tenaga Nasional Bhd	Electric Utilities	15,000	31,915
a	Top Glove Corp. Bhd	Health Care Equipment & Supplies	22,600	3,730
	YTL Corp. Bhd	Multi-Utilities	17,813	5,767

				440,583

	Pakistan 0.0%†
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	1,002

	Philippines 0.8%
	ACEN Corp.	Independent Power Producers & Energy Traders	35,230	3,058
	Alliance Global Group, Inc., Class A	Industrial Conglomerates	16,600	3,615
	Ayala Corp., Class A	Industrial Conglomerates	1,200	13,235

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Philippines (continued)
	Ayala Land, Inc., Class A	Real Estate Management & Development	30,600	$15,929
	Bank of the Philippine Islands, Class A	Banks	7,096	14,048
	BDO Unibank, Inc., Class A	Banks	9,480	23,777
a	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	13,000	2,321
a	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	8,800	1,493
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	15,400	2,836
	Emperador, Inc.	Beverages	13,100	4,805
	Globe Telecom, Inc.	Wireless Telecommunication Services	132	4,183
	GT Capital Holdings, Inc.	Industrial Conglomerates	420	4,232
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,380	16,041
	JG Summit Holdings, Inc.	Industrial Conglomerates	12,000	8,081
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,696	6,877
	LT Group, Inc.	Industrial Conglomerates	13,600	2,163
	Manila Electric Co.	Electric Utilities	1,020	6,635
	Megaworld Corp.	Real Estate Management & Development	54,000	1,928
	Metropolitan Bank & Trust Co.	Banks	7,260	6,929
a,b	Monde Nissin Corp.	Food Products	31,200	4,980
	PLDT, Inc.	Wireless Telecommunication Services	330	6,859
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,660	2,380
	San Miguel Corp.	Industrial Conglomerates	1,640	3,061
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	4,800	2,961
	SM Prime Holdings, Inc.	Real Estate Management & Development	43,500	23,297
	Universal Robina Corp.	Food Products	3,360	7,061

				192,785

	Singapore 3.5%
b	BOC Aviation Ltd., Class A	Trading Companies & Distributors	900	6,280
	CapitaLand Ascendas REIT, Class A	Industrial REITs	13,800	27,804
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	8,418	5,921
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	21,000	28,464
	CapitaLand Investment Ltd.	Real Estate Management & Development	10,200	23,167
	City Developments Ltd., Class H	Real Estate Management & Development	1,800	8,717
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	8,800	8,382
	DBS Group Holdings Ltd., Class A	Banks	7,300	179,919
	Frasers Logistics & Commercial Trust	Industrial REITs	12,000	9,407
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	24,600	15,230
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	400	9,357
	Keppel Corp. Ltd.	Industrial Conglomerates	5,700	28,398
	Keppel DC REIT	Specialized REITs	5,400	8,229
	Keppel REIT	Office REITs	7,900	4,949
	Mapletree Industrial Trust	Industrial REITs	7,800	12,915
	Mapletree Logistics Trust	Industrial REITs	13,800	16,986
	Mapletree Pan Asia Commercial Trust	Retail REITs	9,400	9,848
	Netlink NBN Trust	Diversified Telecommunication Services	12,000	7,385
	Olam Group Ltd.	Consumer Staples Distribution & Retail	4,800	3,693
	Oversea-Chinese Banking Corp. Ltd.	Banks	14,200	133,271
a	SATS Ltd.	Transportation Infrastructure	3,265	6,219
a	Seatrium Ltd.	Machinery	164,435	16,143
	Sembcorp Industries Ltd.	Multi-Utilities	3,600	13,425
	SIA Engineering Co. Ltd.	Transportation Infrastructure	1,000	1,751
	Singapore Airlines Ltd.	Passenger Airlines	5,400	25,558
	Singapore Exchange Ltd.	Capital Markets	3,350	23,930
	Singapore Post Ltd.	Air Freight & Logistics	6,600	2,345
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,200	17,761
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	30,600	54,254
	StarHub Ltd.	Wireless Telecommunication Services	2,400	1,952

140	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Singapore (continued)
	Suntec Real Estate Investment Trust	Diversified REITs	9,000	$7,649
	United Overseas Bank Ltd.	Banks	4,800	100,227
	UOL Group Ltd.	Real Estate Management & Development	1,800	8,467
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,126	10,205
	Wilmar International Ltd.	Food Products	8,400	22,956
	Yangzijiang Financial Holding Ltd.	Capital Markets	10,800	2,849
a	Yanlord Land Group Ltd.	Real Estate Management & Development	2,400	1,161

				865,174

	South Korea 12.7%
a	Alteogen, Inc., Class A	Biotechnology	144	7,267
	Amorepacific Corp., Class H	Personal Care Products	120	10,849
	AMOREPACIFIC Group, Class A	Personal Care Products	102	2,302
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	3,135
	BNK Financial Group, Inc., Class H	Banks	1,122	5,696
	Celltrion Healthcare Co. Ltd., Class A	Health Care Providers & Services	402	18,768
a	Celltrion Pharm, Inc., Class A	Pharmaceuticals	78	3,861
	Celltrion, Inc., Class A	Biotechnology	444	45,802
	Cheil Worldwide, Inc., Class A	Media	306	4,547
	CJ CheilJedang Corp., Class A	Food Products	30	6,825
	CJ Corp., Class A	Industrial Conglomerates	54	3,594
a	CJ ENM Co. Ltd., Class A	Entertainment	42	1,774
	CJ Logistics Corp., Class A	Air Freight & Logistics	36	2,156
a	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	90	9,964
	Coway Co. Ltd.	Household Durables	222	6,795
a	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	732	2,281
	DB Insurance Co. Ltd., Class A	Insurance	180	11,925
	DGB Financial Group, Inc., Class A	Banks	666	3,884
	DL E&C Co. Ltd., Class A	Construction & Engineering	132	3,047
	DL Holdings Co. Ltd., Class A	Chemicals	54	1,701
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	132	1,645
	Doosan Bobcat, Inc., Class A	Machinery	180	6,803
a	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,728	21,040
	Ecopro BM Co. Ltd.	Electrical Equipment	186	34,873
	Ecopro Co. Ltd.	Chemicals	72	48,075
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	84	4,382
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	66	5,527
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	210	5,618
	Green Cross Corp.	Biotechnology	24	1,933
	GS Engineering & Construction Corp.	Construction & Engineering	264	2,745
	GS Holdings Corp.	Industrial Conglomerates	186	5,500
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	162	2,839
	Hana Financial Group, Inc.	Banks	1,158	36,429
	Hanjin Kal Corp.	Passenger Airlines	126	3,954
	Hankook Tire & Technology Co. Ltd.	Automobile Components	300	8,804
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	30	6,647
	Hanmi Science Co. Ltd.	Pharmaceuticals	84	2,051
	Hanon Systems	Automobile Components	654	4,566
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	144	11,162
	Hanwha Corp.	Industrial Conglomerates	168	2,982
	Hanwha Corp.	Industrial Conglomerates	78	797
a	Hanwha Life Insurance Co. Ltd.	Insurance	1,230	2,602
a	Hanwha Ocean Co. Ltd., Class A	Machinery	198	4,541
a	Hanwha Solutions Corp.	Chemicals	414	9,127
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	168	8,254
a	HD Hyundai Heavy Industries Co. Ltd.	Machinery	72	6,467
	HD Hyundai Infracore Co. Ltd.	Machinery	558	4,383

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
a	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	174	$14,313
	Hite Jinro Co. Ltd.	Beverages	132	1,848
	HL Mando Co. Ltd.	Automobile Components	138	4,295
a	HLB, Inc.	Health Care Equipment & Supplies	432	9,604
	HMM Co. Ltd.	Marine Transportation	1,176	14,171
	Hotel Shilla Co. Ltd.	Specialty Retail	126	7,909
a	HYBE Co. Ltd.	Entertainment	72	12,699
	Hyundai Department Store Co. Ltd.	Broadline Retail	60	2,828
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	306	8,220
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	72	9,839
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	240	5,771
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	78	4,798
	Hyundai Mobis Co. Ltd.	Automobile Components	246	43,844
	Hyundai Motor Co.	Automobiles	552	78,173
	Hyundai Steel Co.	Metals & Mining	318	8,967
	Hyundai Wia Corp.	Automobile Components	72	3,399
	Industrial Bank of Korea	Banks	1,092	9,072
	Kakao Corp.	Interactive Media & Services	1,230	40,061
a	Kakao Games Corp.	Entertainment	138	2,603
	KakaoBank Corp.	Banks	840	14,535
a	Kakaopay Corp.	Financial Services	90	2,718
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	402	4,498
	KB Financial Group, Inc.	Banks	1,518	62,209
	KCC Corp.	Chemicals	18	3,288
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	96	2,334
	Kia Corp.	Automobiles	984	59,358
	Korea Aerospace Industries Ltd.	Aerospace & Defense	288	10,415
a	Korea Electric Power Corp.	Electric Utilities	1,038	13,862
a	Korea Gas Corp.	Gas Utilities	114	2,019
	Korea Investment Holdings Co. Ltd.	Capital Markets	156	6,139
	Korea Zinc Co. Ltd.	Metals & Mining	42	15,749
	Korean Air Lines Co. Ltd.	Passenger Airlines	750	12,089
a	Krafton, Inc.	Entertainment	114	12,723
	KT&G Corp.	Tobacco	414	26,477
	Kumho Petrochemical Co. Ltd.	Chemicals	72	7,155
	L&F Co. Ltd.	Electronic Equipment, Instruments & Components	96	12,336
	LG Chem Ltd.	Chemicals	190	69,909
	LG Corp.	Industrial Conglomerates	360	22,357
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	876	8,511
	LG Electronics, Inc.	Household Durables	438	32,751
a	LG Energy Solution Ltd.	Electrical Equipment	162	57,205
	LG H&H Co. Ltd.	Personal Care Products	36	11,912
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	9,784
	LG Uplus Corp.	Diversified Telecommunication Services	900	6,910
	Lotte Chemical Corp.	Chemicals	72	7,315
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,114
	Lotte Corp.	Industrial Conglomerates	114	2,150
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	78	2,301
	LOTTE Fine Chemical Co. Ltd.	Chemicals	60	2,601
	Lotte Shopping Co. Ltd.	Broadline Retail	48	2,543
	LS Corp.	Electrical Equipment	72	5,421
	Meritz Financial Group, Inc.	Financial Services	408	16,690
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,002	4,789
	Mirae Asset Securities Co. Ltd.	Capital Markets	618	1,619
	NAVER Corp.	Interactive Media & Services	576	86,012
	NCSoft Corp.	Entertainment	62	10,223

142	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
a,b	Netmarble Corp.	Entertainment	72	$2,246
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	552	4,181
	NongShim Co. Ltd.	Food Products	12	4,206
a	OCI Co. Ltd.	Chemicals	24	2,168
	OCI Holdings Co. Ltd.	Chemicals	48	3,468
	Orion Corp.	Food Products	84	7,987
	Ottogi Corp.	Food Products	6	1,623
	Pan Ocean Co. Ltd.	Marine Transportation	846	3,110
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	204	2,460
a	Pearl Abyss Corp.	Entertainment	126	4,351
	POSCO Future M Co. Ltd.	Electrical Equipment	114	30,371
	POSCO Holdings, Inc.	Metals & Mining	302	119,735
	Posco International Corp.	Trading Companies & Distributors	174	9,207
	S-1 Corp.	Commercial Services & Supplies	78	3,272
a,b	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	71	35,832
	Samsung C&T Corp.	Industrial Conglomerates	342	27,271
	Samsung Card Co. Ltd.	Consumer Finance	132	2,979
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	228	23,216
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	19,092	967,758
a	Samsung Engineering Co. Ltd.	Construction & Engineering	636	14,257
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	132	25,482
a	Samsung Heavy Industries Co. Ltd.	Machinery	2,562	14,885
	Samsung Life Insurance Co. Ltd.	Insurance	294	15,317
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	212	80,439
	Samsung SDS Co. Ltd.	IT Services	150	15,029
	Samsung Securities Co. Ltd.	Capital Markets	258	7,027
	SD Biosensor, Inc.	Health Care Equipment & Supplies	144	1,213
	Seegene, Inc.	Biotechnology	126	1,994
	Shinhan Financial Group Co. Ltd.	Banks	1,962	51,762
	Shinsegae, Inc.	Broadline Retail	30	4,226
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	108	6,899
a	SK Bioscience Co. Ltd.	Biotechnology	90	4,515
	SK Chemicals Co. Ltd.	Chemicals	30	1,403
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,172	184,622
a,b	SK IE Technology Co. Ltd.	Chemicals	108	5,923
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	230	25,362
	SK Networks Co. Ltd.	Trading Companies & Distributors	510	2,306
a	SK Square Co. Ltd.	Industrial Conglomerates	390	12,269
	SK, Inc.	Industrial Conglomerates	138	14,952
	SKC Co. Ltd.	Chemicals	78	4,387
	S-Oil Corp.	Oil, Gas & Consumable Fuels	156	9,156
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	60	1,296
	SSANGYONG C&E Co. Ltd.	Construction Materials	492	2,002
	Wemade Co. Ltd.	Entertainment	72	1,969
	Woori Financial Group, Inc.	Banks	2,682	24,367
	Yuhan Corp.	Pharmaceuticals	216	12,133

				3,122,987

	Taiwan 16.3%
	Accton Technology Corp.	Communications Equipment	2,100	32,072
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	13,494
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	100	1,980
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,654	17,677
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	280	23,333
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,500	45,794
	Asia Cement Corp.	Construction Materials	9,430	11,612
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	160	5,725
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	9,079

franklintempleton.com	Semiannual Report	143

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,820	$32,061
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	27,000	13,717
	Capital Securities Corp., Class A	Capital Markets	8,000	3,618
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,590	14,643
	Cathay Financial Holding Co. Ltd., Class A	Insurance	36,901	50,927
	Chailease Holding Co. Ltd., Class A	Financial Services	5,768	32,342
	Chang Hwa Commercial Bank Ltd., Class A	Banks	27,700	14,802
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,600	10,006
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	8,086
	China Airlines Ltd., Class A	Passenger Airlines	12,000	7,881
a	China Development Financial Holding Corp., Class A	Insurance	65,000	23,760
	China Motor Corp., Class A	Automobiles	800	2,416
	China Steel Corp., Class A	Metals & Mining	50,000	39,110
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	15,240	54,765
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	18,000	17,119
	CTBC Financial Holding Co. Ltd., Class A	Banks	74,000	56,164
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,500	85,446
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,600	20,018
	E.Sun Financial Holding Co. Ltd., Class A	Banks	60,297	45,297
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	840	12,673
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	282	17,603
a	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	3,427
	Eternal Materials Co. Ltd., Class H	Chemicals	4,300	3,776
	Eva Airways Corp., Class H	Passenger Airlines	10,000	9,216
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	4,140	14,877
	Far Eastern International Bank	Banks	8,770	3,165
	Far Eastern New Century Corp.	Industrial Conglomerates	15,643	13,932
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	13,513
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	11,225
	First Financial Holding Co. Ltd.	Banks	43,470	35,753
a,b	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	781
	Formosa Chemicals & Fibre Corp.	Chemicals	13,500	25,720
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,260	13,134
	Formosa Plastics Corp.	Chemicals	14,900	36,834
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	300	1,334
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	3,154
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	8,044
	Fubon Financial Holding Co. Ltd.	Insurance	31,200	58,668
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	400	4,560
	Giant Manufacturing Co. Ltd.	Leisure Products	1,352	7,476
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	17,441
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	12,686
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	820	11,520
	Hiwin Technologies Corp.	Machinery	985	6,210
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	48,000	154,644
	Hotai Motor Co. Ltd.	Specialty Retail	1,320	26,784
a	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	4,470
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	42,000	26,672
a	Innolux Corp.	Electronic Equipment, Instruments & Components	32,900	13,402
	Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	18,215
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	400	26,456
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	8,400	31,617
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	6,000	136,615
	Mega Financial Holding Co. Ltd.	Banks	45,424	53,050
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	15,241
	momo.com, Inc.	Broadline Retail	245	3,810

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Nan Ya Plastics Corp.	Chemicals	23,160	$47,783
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	6,439
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,250	6,605
	Nien Made Enterprise Co. Ltd.	Household Durables	660	6,338
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,280	29,877
	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,392	7,525
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	8,000	18,984
a	PharmaEssentia Corp.	Biotechnology	1,000	10,409
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	10,650
	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	9,870
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,000	9,433
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,220	18,053
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	10,860	80,574
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,930	23,616
	Ruentex Development Co. Ltd.	Real Estate Management & Development	8,180	8,920
	Shanghai Commercial & Savings Bank Ltd.	Banks	15,146	20,293
a	Shin Kong Financial Holding Co. Ltd.	Insurance	54,041	15,519
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	2,300	11,186
	SinoPac Financial Holdings Co. Ltd.	Banks	46,611	25,124
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	5,200	10,326
	Taishin Financial Holding Co. Ltd.	Banks	48,268	26,765
	Taiwan Business Bank	Banks	22,528	9,212
	Taiwan Cement Corp.	Construction Materials	25,800	26,575
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	42,350	33,586
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	5,474
a	Taiwan Glass Industry Corp.	Building Products	7,000	4,142
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	9,000	8,350
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,860	20,104
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,020	3,365
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	96,840	1,568,976
a	Tatung Co. Ltd.	Electrical Equipment	9,000	12,379
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	12,887
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	2,294
	U-Ming Marine Transport Corp.	Marine Transportation	2,000	2,965
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	5,260	28,271
	Uni-President Enterprises Corp.	Food Products	19,500	42,346
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	48,000	67,211
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,760	7,921
	Voltronic Power Technology Corp.	Electrical Equipment	250	12,275
	Walsin Lihwa Corp.	Electrical Equipment	10,158	11,580
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,100	6,668
	Wan Hai Lines Ltd.	Marine Transportation	3,860	5,776
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	5,994
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,000	9,405
	Wistron Corp.	Technology Hardware, Storage & Peripherals	12,000	37,732
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	16,673
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,620	26,347
	Yang Ming Marine Transport Corp.	Marine Transportation	7,500	10,560
	Yuanta Financial Holding Co. Ltd.	Financial Services	48,840	37,900
	Yulon Motor Co. Ltd.	Automobiles	2,593	6,667
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,260	6,889

				4,005,455

	Thailand 2.4%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,500	28,177
a	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	17,400	33,331
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	31,800	3,406
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	2,400	1,895

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Thailand (continued)
Bangkok Bank PCL, Class A, fgn.	Banks	1,800	$8,280
Bangkok Bank PCL, Class A, NVDR	Banks	1,200	5,520
Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	44,400	32,618
Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	32,400	7,385
Bangkok Life Assurance PCL, Class A, NVDR	Insurance	2,400	1,829
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	24,000	5,273
Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	4,200	3,547
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,600	6,921
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	17,664
Carabao Group PCL, Class A, NVDR	Beverages	1,200	2,702
Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	10,800	18,760
Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,800	11,493
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	19,200	10,915
CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	24,000	39,876
CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	6,000	5,314
Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	11,400	25,907
Digital Telecommunications Infrastructure Fund, Class A, UNIT	Financial Services	22,200	5,548
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,200	3,988
Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	6,600	9,244
Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	3,000	3,687
Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	12,000	14,995
Home Product Center PCL, NVDR	Specialty Retail	24,000	8,239
Indorama Ventures PCL, NVDR	Chemicals	7,200	5,141
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	3,600	7,291
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	41,400	2,342
Kasikornbank PCL, fgn.	Banks	5,000	17,302
Kasikornbank PCL, NVDR	Banks	1,600	5,537
Krung Thai Bank PCL, NVDR	Banks	26,400	13,776
Krungthai Card PCL, NVDR	Consumer Finance	5,400	6,525
Land & Houses PCL, NVDR	Real Estate Management & Development	33,000	7,069
Minor International PCL, NVDR	Hotels, Restaurants & Leisure	16,200	13,903
Muangthai Capital PCL, NVDR	Consumer Finance	3,000	2,966
Osotspa PCL, NVDR	Beverages	5,400	3,708
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	25,359
PTT Global Chemical PCL, NVDR	Chemicals	8,400	7,959
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	11,400	5,855
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	57,600	52,993
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	4,200	3,633
SCB X PCL, NVDR	Banks	6,600	18,579
SCG Packaging PCL, NVDR	Containers & Packaging	4,800	5,042
Siam Cement PCL, NVDR	Construction Materials	3,000	24,799
Siam City Cement PCL, NVDR	Construction Materials	600	2,200
Srisawad Corp. PCL, NVDR	Consumer Finance	2,400	2,818
Thai Life Insurance PCL, NVDR	Insurance	9,600	3,427
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	5,825
Thai Union Group PCL, NVDR	Food Products	10,800	4,301
TMBThanachart Bank PCL, NVDR	Banks	180,000	8,503
True Corp. PCL, NVDR	Diversified Telecommunication Services	43,200	8,423

			581,790

United Kingdom 0.2%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,500	56,174

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 0.2%
b	JS Global Lifestyle Co. Ltd.	Household Durables	5,000	$830
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	9,145
a,b	Samsonite International SA	Textiles, Apparel & Luxury Goods	5,400	18,547
a	SharkNinja, Inc.	Household Durables	220	10,199

				38,721

	Total Common Stocks (Cost $26,754,467)			24,364,422

	Preferred Stocks 0.7%
	South Korea 0.7%
e	Amorepacific Corp., 1.908%, pfd.	Personal Care Products	42	1,117
e	CJ CheilJedang Corp., 1.494%, pfd.	Food Products	6	595
e	Hyundai Motor Co., 1.416%, pfd.	Automobiles	144	11,301
e	Hyundai Motor Co., 1.427%, pfd.	Automobiles	90	7,010
e	LG Chem Ltd., 3.221%, pfd.	Chemicals	30	6,936
e	LG Electronics, Inc., 1.659%, pfd.	Household Durables	66	2,211
e	LG H&H Co. Ltd., 2.322%, pfd.	Personal Care Products	10	1,293
e	Samsung Electronics Co. Ltd., 1.989%, pfd.	Technology Hardware, Storage & Peripherals	3,330	134,493
e	Samsung Fire & Marine Insurance Co. Ltd., 7.3%, pfd.	Insurance	12	1,682
e	Samsung SDI Co. Ltd., 0.442%, pfd.	Electronic Equipment, Instruments & Components	6	1,087

	Total Preferred Stocks (Cost $164,004)			167,725

	Right 0.0%†
	South Korea 0.0%†
a	Hanwha Ocean Co. Ltd.	Machinery	65	439

	Total Rights (Cost $0)			439

	Total Investments (Cost $26,918,471) 100.1%			24,532,586
	Other Assets, less Liabilities (0.1)%			(16,394)

	Net Assets 100.0%			$24,516,192

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $1,374,496, representing 5.6% of net assets.

cVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At September 30, 2023, the aggregate value of these securities was $3,672,513, representing 15.0% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	2	$44,560	12/15/23	$(1,605)

*As of period end.

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

Futures Contracts (continued)

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022		2021		2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.76	$31.55	$29.12		$17.38		$24.63	$24.67

Income from investment operations[a]:

Net investment income[b]	0.55	1.60	1.48		0.81		1.07	1.29

Net realized and unrealized gains (losses)	(1.30)	(4.84)	2.47		11.55		(7.18)	(0.37)

Total from investment operations	(0.75)	(3.24)	3.95		12.36		(6.11)	0.92

Less distributions from net investment income	(0.48)	(1.55)	(1.52)		(0.62)		(1.14)	(0.96)

Net asset value, end of period	$25.53	$26.76	$31.55		$29.12		$17.38	$24.63

Total return[c]	(2.93)%	(9.90)%	13.93%		71.72%		(26.23)%	4.00%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%		0.09%		0.09%	0.09%

Net investment income	4.14%	5.94%	4.93%		3.25%		4.28%	5.30%

Supplemental data

Net assets, end of period (000’s)	$29,359	$29,437	$29,968		$23,295		$7,820	$7,389

Portfolio turnover rate[e]	3.42% [f]	5.88% [f]	15.26%	[f]	6.98%	[f]	8.16% [f]	4.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	3.42%	5.88%	15.26%	6.98%	8.16%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Australia ETF

		Industry	Shares	Value
	Common Stocks 98.4%
	Australia 95.6%
a	Adbri Ltd.	Construction Materials	11,017	$14,434
	AGL Energy Ltd.	Multi-Utilities	14,168	98,115
a	Allkem Ltd.	Metals & Mining	13,823	104,915
	ALS Ltd.	Professional Services	11,454	84,791
	Altium Ltd.	Software	2,783	77,612
a	Alumina Ltd.	Metals & Mining	59,248	36,518
	AMP Ltd.	Financial Services	66,148	53,578
	Ampol Ltd.	Oil, Gas & Consumable Fuels	5,658	123,426
	Ansell Ltd.	Health Care Equipment & Supplies	2,990	42,705
	ANZ Group Holdings Ltd.	Banks	71,024	1,176,226
	APA Group	Gas Utilities	29,831	159,799
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	15,502	408,704
	ASX Ltd.	Capital Markets	4,577	168,732
	Atlas Arteria Ltd.	Transportation Infrastructure	34,362	122,640
	Aurizon Holdings Ltd.	Ground Transportation	41,952	94,495
	Bank of Queensland Ltd.	Banks	15,571	57,684
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	41,653	44,088
	Bendigo & Adelaide Bank Ltd.	Banks	13,455	77,547
	BHP Group Ltd.	Metals & Mining	119,025	3,399,228
	BlueScope Steel Ltd.	Metals & Mining	10,764	135,051
a	Boral Ltd.	Construction Materials	7,659	21,997
	Brambles Ltd.	Commercial Services & Supplies	32,844	303,548
	carsales.com Ltd.	Interactive Media & Services	8,533	153,871
	Challenger Ltd.	Financial Services	10,534	43,647
	Charter Hall Group	Diversified REITs	11,155	68,323
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	52,624	82,531
	Cochlear Ltd.	Health Care Equipment & Supplies	1,518	250,141
	Coles Group Ltd.	Consumer Staples Distribution & Retail	30,728	308,584
	Commonwealth Bank of Australia	Banks	39,905	2,574,696
	Computershare Ltd.	Professional Services	14,122	236,608
	CSL Ltd.	Biotechnology	11,385	1,842,848
	CSR Ltd.	Construction Materials	11,201	40,845
	Deterra Royalties Ltd.	Metals & Mining	10,097	31,214
	Dexus	Office REITs	25,438	119,849
	Domain Holdings Australia Ltd.	Interactive Media & Services	5,980	15,438
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,472	50,522
	Downer EDI Ltd.	Commercial Services & Supplies	15,916	42,321
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	32,407	110,225
	Evolution Mining Ltd.	Metals & Mining	41,032	87,126
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,749	46,892
	Fortescue Metals Group Ltd.	Metals & Mining	37,605	507,734
	Goodman Group	Industrial REITs	43,631	604,020
	GPT Group	Diversified REITs	45,264	113,932
	Harvey Norman Holdings Ltd.	Broadline Retail	14,168	35,387
	IDP Education Ltd.	Diversified Consumer Services	6,601	91,085
	IGO Ltd.	Metals & Mining	14,720	120,274
	Iluka Resources Ltd.	Metals & Mining	9,982	49,477
	Incitec Pivot Ltd.	Chemicals	46,046	93,315
	Insignia Financial Ltd.	Capital Markets	15,341	23,961
	Insurance Australia Group Ltd.	Insurance	57,822	211,968
	JB Hi-Fi Ltd.	Specialty Retail	2,576	75,513
	Lendlease Corp. Ltd.	Real Estate Management & Development	16,376	75,886
a	Liontown Resources Ltd.	Metals & Mining	40,687	77,203
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	52,489	159,897
a	Lynas Rare Earths Ltd.	Metals & Mining	22,126	96,962
	Macquarie Group Ltd.	Capital Markets	8,602	931,192
	Magellan Financial Group Ltd.	Capital Markets	3,243	19,298

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SCHEDULE OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Medibank Pvt Ltd.	Insurance	65,251	$144,869
	Metcash Ltd.	Consumer Staples Distribution & Retail	22,885	55,830
	Mineral Resources Ltd.	Metals & Mining	4,048	176,689
	Mirvac Group	Diversified REITs	93,403	128,401
	National Australia Bank Ltd.	Banks	74,221	1,392,518
	New Hope Corp.. Ltd.	Oil, Gas & Consumable Fuels	12,512	51,278
	Newcrest Mining Ltd.	Metals & Mining	21,137	334,497
a	NEXTDC Ltd.	IT Services	12,098	96,742
	Northern Star Resources Ltd.	Metals & Mining	26,519	179,027
	Nufarm Ltd.	Chemicals	8,924	27,358
	Orica Ltd.	Chemicals	10,764	108,305
	Origin Energy Ltd.	Electric Utilities	40,641	230,297
	Orora Ltd.	Containers & Packaging	31,901	56,619
	Perpetual Ltd.	Capital Markets	2,668	36,074
	Pilbara Minerals Ltd.	Metals & Mining	67,827	188,235
	Platinum Asset Management Ltd.	Capital Markets	12,558	10,536
	Pro Medicus Ltd.	Health Care Technology	989	53,228
a	Qantas Airways Ltd.	Passenger Airlines	19,987	66,820
	QBE Insurance Group Ltd.	Insurance	35,213	357,033
	Qube Holdings Ltd.	Transportation Infrastructure	39,790	73,703
	Ramsay Health Care Ltd.	Health Care Providers & Services	4,117	137,824
	REA Group Ltd.	Interactive Media & Services	1,196	119,119
	Reece Ltd.	Trading Companies & Distributors	4,968	59,734
	Region RE Ltd.	Retail REITs	27,347	35,652
	Rio Tinto Ltd.	Metals & Mining	8,786	643,883
	Santos Ltd.	Oil, Gas & Consumable Fuels	69,621	354,974
	Scentre Group	Retail REITs	122,406	194,342
	SEEK Ltd.	Interactive Media & Services	8,303	118,268
	Seven Group Holdings Ltd.	Trading Companies & Distributors	3,358	67,510
	Sonic Healthcare Ltd.	Health Care Providers & Services	10,603	203,927

	South32 Ltd.	Metals & Mining	107,709	235,657
a	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	34,270	13,492
a	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	20,770	8,177
	Steadfast Group Ltd.	Insurance	24,357	88,661
	Stockland	Diversified REITs	56,511	142,971
	SunCorp. Group Ltd.	Insurance	29,923	269,793
	TabCorp. Holdings Ltd.	Hotels, Restaurants & Leisure	53,128	32,231
	Telstra Group Ltd.	Diversified TeleCommunication Services	95,381	237,002
	TPG TeleCom Ltd.	Diversified TeleCommunication Services	8,809	31,042
	Transurban Group	Transportation Infrastructure	72,772	596,012
	Treasury Wine Estates Ltd.	Beverages	17,112	136,174
	Vicinity Ltd.	Retail REITs	89,447	97,851
	Washington H Soul Pattinson & Co.. Ltd.	Financial Services	6,256	131,586
	Wesfarmers Ltd.	Broadline Retail	26,772	913,349
	Westpac Banking Corp.	Banks	82,547	1,126,784
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	16,514	75,779
	WiseTech Global Ltd.	Software	3,818	160,292
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	44,689	1,052,455
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	28,819	694,144
	Worley Ltd.	Construction & Engineering	8,924	100,274
	YanCo.al Australia Ltd.	Oil, Gas & Consumable Fuels	3,933	13,123

				28,058,759

	Ireland 0.9%
a	James Hardie Industries PLC, CDI	Construction Materials	10,396	273,684

	New Zealand 0.7%
a	Xero Ltd.	Software	3,013	218,630

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SCHEDULE OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 1.1%
	AmCor PLC, CDI	Containers & Packaging	34,224	$314,756

	United States 0.1%
	Sims Ltd.	Metals & Mining	3,726	32,536

	Total Common Stocks (Cost $29,147,689)			28,898,365

	Right 0.0%†
	Australia 0.0%†
a	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	20,770	134

	Total Rights (Cost $0)			134

	Total Investments (Cost $29,147,689) 98.4% .			28,898,499
	Other Assets, less Liabilities 1.6%			460,383

	Net Assets 100.0%			$29,358,882

†Rounds to less than 0.1% of net assets.

aNon-Income producing.

At September 30, 2023, the Fund had the following futures Contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 FUTURES DEC23	Long	4	$457,330	12/21/23	$(15,318)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2023	Year Ended March 31,

	(unaudited)	2023	2022	2021	2020	2019
Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.81	$23.56	$20.70	$14.46	$25.72	$27.87

Inc.ome from investment operations[a]:

Net investment Inc.ome[b]	0.87	2.06	1.84	0.46	1.07	0.80

Net realized and unrealized gains (losses)	1.90	(6.74)	2.55	6.31	(11.33)	(2.07)

Total from investment operations	2.77	(4.68)	4.39	6.77	(10.26)	(1.27)

Less distributions from net investment Inc.ome	(1.14)	(2.07)	(1.53)	(0.53)	(1.00)	(0.88)

Net asset value, end of period	$18.44	$16.81	$23.56	$20.70	$14.46	$25.72

Total return[c]	16.15%	(19.57)%	23.03%	46.83%	(41.69)%	(3.98)%

Ratios to average net assets[d]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.23%	0.19%

Net investment Inc.ome	9.42%	10.93%	8.87%	2.43%	4.26%	3.37%

Supplemental data

Net assets, end of period (000’s)	$127,236	$268,914	$527,820	$107,656	$102,700	$20,579

Portfolio turnover rate[e]	7.94%[f]	52.70%[f]	17.71%[f]	21.01%[f]	36.07%[f]	39.76%

[a] The amount shown for a share outstanding throughout the period may not Correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to Income earned and/or fluctuating fair value of the investments of the Fund. [b] Based on average daily shares outstanding. c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. [d] Ratios are annualized for periods less than one year. [e]Portfolio turnover rate Includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	2.48%	13.82%	14.95%	9.31%	17.47%	—

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 70.4%
	Brazil 69.2%
	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	144,900	$653,978
	Alupar Investimento SA, UNIT	Electric Utilities	34,500	198,238
	Ambev SA	Beverages	1,352,400	3,542,309
	Atacadao SA	Consumer Staples Distribution & Retail	165,600	294,462
	Auren Energia SA	Independent Power Producers & Energy Traders	110,443	302,961
	B3 SA—Brasil Bolsa Balcao	Capital Markets	1,780,200	4,371,186
	Banco Bradesco SA	Banks	469,200	1,186,780
	Banco BTG Pactual SA	Capital Markets	407,100	2,527,091
	Banco do Brasil SA	Banks	266,604	2,513,062
	Banco Santander Brasil SA	Banks	117,300	610,498
	BB Seguridade Participacoes SA	Insurance	207,000	1,290,752
	Bradespar SA	Metals & Mining	6,900	28,881
a	BRF SA	Food Products	289,800	589,999
	Caixa Seguridade Participacoes SA	Insurance	138,000	307,696
	CCR SA	Transportation Infrastructure	345,000	888,486
	Centrais Eletricas Brasileiras SA	Electric Utilities	407,100	3,000,463
	Cia de Saneamento Basico do Estado de Sao
	Paulo SABESP	Water Utilities	105,500	1,286,395
	Cia Energetica de Minas Gerais	Electric Utilities	103,500	394,959
	Cia Paranaense de Energia	Electric Utilities	241,500	405,781
	Cia Siderurgica Nacional SA	Metals & Mining	193,200	468,602
	Cielo SA	Financial Services	358,800	251,616
	Cosan SA	Oil, Gas & Consumable Fuels	372,600	1,275,946
	CPFL Energia SA	Electric Utilities	55,200	370,669
	CSN Mineracao SA	Metals & Mining	165,600	160,465
	Dexco SA	Paper & Forest Products	103,760	159,624
	Diagnosticos da America SA	Health Care Providers & Services	82,800	204,634
a	Embraer SA	Aerospace & Defense	227,700	783,384
	Energisa SA	Electric Utilities	89,780	838,571
a	Eneva SA	Independent Power Producers & Energy Traders	379,500	914,403
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	55,200	456,912
	Equatorial Energia SA	Electric Utilities	269,104	1,723,702
b	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	131,100	450,254
	Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	138,000	183,349
a	Grupo Mateus SA	Consumer Staples Distribution & Retail	124,200	169,729
a,b	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	1,476,600	1,386,562
	Hypera SA	Pharmaceuticals	124,200	921,599
	Intelbras SA Industria de Telecomunicacao
	Eletronica Brasileira	Communications Equipment	20,700	85,609
	Itau Unibanco Holding SA	Banks	138,000	635,795
	Klabin SA	Containers & Packaging	234,600	1,116,005
	Localiza Rent a Car SA	Ground Transportation	261,281	3,056,944
	Lojas Renner SA	Specialty Retail	296,730	794,410
	M Dias Branco SA	Food Products	38,600	281,719
a	Magazine Luiza SA	Broadline Retail	945,300	400,391
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	89,700	440,328
a	Natura & Co. Holding SA	Personal Care Products	296,716	863,139
	Neoenergia SA	Electric Utilities	69,000	253,794
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,149,100	8,698,833
	Porto Seguro SA	Insurance	55,200	289,940
a	PRIO SA	Oil, Gas & Consumable Fuels	207,000	1,945,433
	Raia Drogasil SA	Consumer Staples Distribution & Retail	345,044	1,904,043
b	Rede D’Or Sao Luiz SA	Health Care Providers & Services	241,502	1,226,038
	Rumo SA	Ground Transportation	386,400	1,761,697
	Sao Martinho SA	Food Products	48,300	378,858
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	420,900	1,022,565
	SLC Agricola SA	Food Products	33,340	262,380

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SCHEDULE OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
a	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	34,500	$148,196
	Suzano SA	Paper & Forest Products	218,900	2,373,910
	Telefonica Brasil SA	Diversified TelecommunicationServices	136,500	1,177,589
	TIM SA	Wireless Telecommunication Services	255,300	759,494
	TOTVS SA	Software	138,000	744,426
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	69,000	476,432
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	255,300	956,380
	Usinas Siderurgicas de Minas Gerais SA Usiminas .	Metals & Mining	55,200	76,538
	Vale SA	Metals & Mining	1,176,700	15,887,754
	Vamos Locacao de Caminhoes Maquinas e
	Equipamentos SA	Ground Transportation	117,300	228,497
	Vibra Energia SA	Specialty Retail	345,000	1,304,124
	WEG SA	Electrical Equipment	462,300	3,350,040
				88,015,299

	United States 1.2%
	JBS SA	Food Products	420,900	1,517,870

	Total Common Stocks (Cost $74,288,116)			89,533,169

	Preferred Stocks 26.4%
	Brazil 26.4%

a,c	Alpargatas SA, pfd	Textiles, Apparel & Luxury Goods	75,900	122,072
c	Banco Bradesco SA, 5.993%, pfd	Banks	1,614,600	4,612,959
c	Bradespar SA, 12.315%, pfd	Metals & Mining	75,984	344,913
a,c	Braskem SA, Class A, pfd	Chemicals	55,200	226,306
c	Centrais Eletricas Brasileiras SA, Class B, 3.703%, pfd	Electric Utilities	86,800	699,748
c	Cia Energetica de Minas Gerais, 7.703%, pfd	Electric Utilities	393,300	975,157
c	Cia Paranaense de Energia, 3.482%, pfd.	Electric Utilities	407,100	728,765
c	CTEEP-Cia de Transmissao de Energia Eletrica
	Paulista, 3.859%, pfd.	Electric Utilities	62,100	290,326
c	Gerdau SA, 12.607%, pfd.	Metals & Mining	331,200	1,596,711
c	Itau Unibanco Holding SA, 4.671%, pfd.	Banks	1,497,300	8,139,841
c	Itausa SA, 6.464%, pfd.	Banks	1,621,510	2,931,884
a,c	Itausa SA, pfd.	Banks	21,153	38,247
c	Metalurgica Gerdau SA, 9.758%, pfd.	Metals & Mining	207,000	461,130
c	Petroleo Brasileiro SA, 9.792%, pfd	Oil, Gas & Consumable Fuels	1,738,800	12,033,891
c	Unipar Carbocloro SA, Class B, 8.522%, pfd.	Chemicals	15,840	256,436
c	Usinas Siderurgicas de Minas Gerais SA Usiminas,
	Class A, 4.955%, pfd.	Metals & Mining	144,900	192,227

	Total Preferred Stocks (Cost $27,957,014)			33,650,613

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STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Right 0.0%†
	Brazil 0.0%†
a	Localiza Rent a Car SA	Ground Transportation	1,915	$6,121

	Total Rights (Cost $0)			6,121

	Total Investments (Cost $102,245,130) 96.8%			123,189,903
	Other Assets, less Liabilities 3.2%			4,045,865

	Net Assets 100.0%			$127,235,768

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $3,062,854, representing 2.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	180	$4,215,608	10/18/23	$(89,896)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$30.76	$36.07	$30.20	$19.50	$24.13	$23.77

Income from investment operations[a]:

Net investment income[b]	0.46	0.92	0.80	0.75	0.69	0.67
Net realized and unrealized gains (losses)	(0.69)	(5.58)	5.77	10.63	(4.72)	0.33

Total from investment operations	(0.23)	(4.66)	6.57	11.38	(4.03)	1.00

Less distributions from net investment income	(0.30)	(0.65)	(0.70)	(0.68)	(0.60)	(0.64)

Net asset value, end of period	$30.23	$30.76	$36.07	$30.20	$19.50	$24.13

Total return[c]	(0.77)%	(12.82)%	21.95%	59.10%	(17.25)%	4.48%

Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.97%	3.00%	2.37%	2.88%	2.73%	2.79%

Supplemental data

Net assets, end of period (000’s)	$331,027	$279,927	$43,289	$24,160	$4,876	$4,827
Portfolio turnover rate[e]	3.45%[f]	5.27%[f]	5.63%[f]	3.14%[f]	4.57%[f]	6.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Ratios are annualized for periods less than one year.

e Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	2.41%	5.27%	5.63%	3.14%	4.57%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Canada ETF

		Industry	Shares	Value
	Common Stocks 99.5%
	Canada 97.2%
	Agnico Eagle Mines Ltd.	Metals & Mining	99,645	$4,548,883
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	163,374	8,335,458
	Bank of Montreal	Banks	154,614	13,103,308
	Bank of Nova Scotia	Banks	259,734	11,695,714
	Barrick Gold Corp.	Metals & Mining	382,593	5,583,254
	BCE, Inc.	Diversified Telecommunication Services	66,138	2,536,431
	Brookfield Asset Management Ltd., Class A	Capital Markets	58,911	1,972,124
	Brookfield Corp.	Capital Markets	327,186	10,277,803
	Canadian Imperial Bank of Commerce, Class A	Banks	192,063	7,448,124
	Canadian National Railway Co.	Ground Transportation	126,801	13,795,236
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	232,797	15,124,918
	Canadian Pacific Kansas City Ltd.	Ground Transportation	202,356	15,110,845
	Canadian Tire Corp. Ltd., Class A	Broadline Retail	11,388	1,230,190
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	302,220	6,321,584
a	CGI, Inc., Class A	IT Services	45,990	4,554,099
	Constellation Software, Inc.	Software	4,151	8,609,242
	Dollarama, Inc.	Broadline Retail	59,130	4,092,741
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	460,338	15,338,925
	Fairfax Financial Holdings Ltd.	Insurance	4,698	3,852,812
	Fortis, Inc.	Electric Utilities	105,558	4,027,912
	Franco-Nevada Corp.	Metals & Mining	41,391	5,551,354
	George Weston Ltd.	Consumer Staples Distribution & Retail	14,673	1,634,759
	Great-West Lifeco, Inc.	Insurance	58,893	1,692,738
b	Hydro One Ltd.	Electric Utilities	68,529	1,752,761
	IGM Financial, Inc.	Capital Markets	17,739	452,003
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	38,763	2,398,604
	Intact Financial Corp.	Insurance	38,325	5,613,252
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	33,507	2,859,991
	Magna International, Inc.	Automobile Components	58,035	3,124,532
	Manulife Financial Corp.	Insurance	406,464	7,461,861
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	50,792	2,650,050
	National Bank of Canada	Banks	73,146	4,881,630
	Nutrien Ltd.	Chemicals	108,843	6,752,774
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	119,775	3,618,055
	Power Corp. of Canada	Insurance	117,147	2,996,260
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	67,014	4,483,296
	Royal Bank of Canada	Banks	302,001	26,514,437
	Saputo, Inc.	Food Products	52,980	1,112,894
a	Shopify, Inc., Class A	IT Services	248,346	13,618,619
	Sun Life Financial, Inc.	Insurance	127,896	6,268,985
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	287,985	9,949,541
	TC Energy Corp.	Oil, Gas & Consumable Fuels	224,256	7,747,779
	Teck Resources Ltd., Class B	Metals & Mining	97,236	4,204,450
	TELUS Corp.	Diversified Telecommunication Services	104,025	1,706,564
	Thomson Reuters Corp.	Professional Services	34,164	4,198,735
	Toronto-Dominion Bank	Banks	396,171	23,978,308
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	62,196	3,144,302
	Wheaton Precious Metals Corp.	Metals & Mining	98,331	4,008,879

				321,937,016

	United States 2.3%
	Waste Connections, Inc.	Commercial Services & Supplies	56,064	7,562,420

	Total Common Stocks (Cost $356,955,305)			329,499,436

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STATEMENT OF INVESTMENTS

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Warrant 0.0%†
	Canada 0.0%†
a,c	Constellation Software, Inc.	Software	3,981	$—

	Total Warrants (Cost $0)			—

	Total Investments (Cost $356,955,305) 99.5%			329,499,436
	Other Assets, less Liabilities 0.5%			1,527,358

	Net Assets 100.0%			$331,026,794

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $1,752,761, representing 0.5% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	8	$1,392,071	12/14/23	$(24,971)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.70	$21.43	$31.78	$22.19	$24.01	$25.99

Income from investment operations[a]:
Net investment income[b]	0.36	0.54	0.49	0.32	0.45	0.40
Net realized and unrealized gains (losses)	(2.69)	(1.77)	(10.47)	9.56	(1.78)	(1.99)

Total from investment operations	(2.33)	(1.23)	(9.98)	9.88	(1.33)	(1.59)

Less distributions from net investment income	(0.19)	(0.50)	(0.37)	(0.29)	(0.49)	(0.39)

Net asset value, end of period	$17.18	$19.70	$21.43	$31.78	$22.19	$24.01

Total return[c]	(11.92)%	(5.68)%	(31.63)%	44.67%	(5.64)%	(5.94)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	—%
Net investment income	3.97%	2.82%	1.80%	1.06%	1.94%	1.70%

Supplemental data

Net assets, end of period (000’s)	$106,502	$114,234	$111,454	$120,782	$48,807	$43,220
Portfolio turnover rate[e]	5.73%[f]	9.69%[f]	12.78%[f]	15.97%[f]	32.47%[f]	7.21%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	5.73%	9.69%	12.00%	15.31%	32.47%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value

	Common Stocks 99.7%
	China 96.3%
a	360 Security Technology, Inc., Class A	Software	27,900	$37,643
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	6,200	18,466
	3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	321	8,019
b	3SBio, Inc., Class A	Biotechnology	93,000	77,779
	Addsino Co. Ltd., Class A	Communications Equipment	6,200	7,310
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,325	48,043
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	6,200	18,270
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	12,400	63,228
	Agricultural Bank of China Ltd., Class A	Banks	350,300	173,089
	Agricultural Bank of China Ltd., Class H	Banks	1,612,000	601,013
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	36,184	89,246
a	Air China Ltd., Class A	Passenger Airlines	34,100	37,817
a	Air China Ltd., Class H	Passenger Airlines	86,000	58,088
a,b	Akeso, Inc.	Biotechnology	26,600	122,270
a,c	Alibaba Group Holding Ltd., Class A	Broadline Retail	894,048	9,771,703
a,b	A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	38,750	21,869
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	52,700	45,425
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	186,000	104,021
a	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,014	17,429
	Angang Steel Co. Ltd., Class A	Metals & Mining	24,800	9,293
	Angang Steel Co. Ltd., Class H	Metals & Mining	80,000	20,021
	Angel Yeast Co. Ltd., Class A	Food Products	3,100	14,296
b	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	14,908
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	7,316	9,991
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	15,500	55,377
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	65,430	174,188
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	18,000	18,823
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,500	55,959
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	6,200	103,705
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	6,200	10,280
	Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	18,721
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	66,000	742,851
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,200	15,309
	Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	24,986
c	Autohome, Inc., ADR	Interactive Media & Services	3,193	96,908
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,100	8,663
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	34,100	16,381
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	124,000	58,898
	Avicopter PLC, Class A	Aerospace & Defense	3,100	16,105
b	BAIC Motor Corp. Ltd., Class H	Automobiles	124,000	37,524
a,c	Baidu, Inc., Class A	Interactive Media & Services	117,800	2,006,489
	Bank of Beijing Co. Ltd., Class A	Banks	77,500	49,250
	Bank of Changsha Co. Ltd., Class A	Banks	15,500	17,424
	Bank of Chengdu Co. Ltd., Class A	Banks	6,200	11,709
	Bank of China Ltd., Class A	Banks	167,400	86,621
	Bank of China Ltd., Class H	Banks	3,999,000	1,399,064
	Bank of Communications Co. Ltd., Class A	Banks	145,700	115,188
	Bank of Communications Co. Ltd., Class H	Banks	372,000	225,142
	Bank of Guiyang Co. Ltd., Class A	Banks	15,500	11,892
	Bank of Hangzhou Co. Ltd., Class A	Banks	21,700	33,239

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Bank of Jiangsu Co. Ltd., Class A	Banks	21,700	$21,385
	Bank of Nanjing Co. Ltd., Class A	Banks	40,300	44,527
	Bank of Ningbo Co. Ltd., Class A	Banks	24,820	91,537
	Bank of Qingdao Co. Ltd., Class A	Banks	18,600	8,884
	Bank of Shanghai Co. Ltd., Class A	Banks	52,700	44,629
a	Bank of Zhengzhou Co. Ltd., Class A	Banks	25,778	7,536
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	71,300	59,598
	BBMG Corp., Class A	Construction Materials	21,700	6,553
	BBMG Corp., Class H	Construction Materials	124,000	12,825
a	BeiGene Ltd.	Biotechnology	33,200	456,127
	Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	9,300	5,221
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	31,000	12,084
a	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	62,000	28,736
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	15,500	14,360
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	3,100	17,913
a	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	3,100	14,701
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	12,400	14,637
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	25,000	86,187
a	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	9,300	6,638
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	62,000	12,904
	Beijing Kingsoft Office Software, Inc., Class A	Software	1,812	92,220
	Beijing New Building Materials PLC, Class A	Building Products	6,200	25,572
a	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	Software	6,200	9,267
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	15,535	10,938
a	Beijing Shiji Information Technology Co. Ltd., Class A	Software	11,924	18,739
a	Beijing Shougang Co. Ltd., Class A	Metals & Mining	31,000	16,169
a	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	3,100	9,846
a	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	6,400	8,609
	Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	6,200	46,616
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	6,200	8,561
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	11,507
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	3,121	20,553
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	12,400	17,139
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	6,796
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,460	5,167
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	55,800	39,290
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	1,600	16,141
a,c	Bilibili, Inc., Class Z	Entertainment	12,400	171,469
	Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,333	15,870
b	Blue Moon Group Holdings Ltd.	Household Products	46,500	15,437
a	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	9,300	9,918

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	BOC International China Co. Ltd., Class A	Capital Markets	3,100	$4,842
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	142,600	75,550
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	37,200	12,397
	Bright Dairy & Food Co. Ltd., Class A	Food Products	6,200	8,765
a	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,100	7,331
	BYD Co. Ltd., Class A	Automobiles	6,700	217,670
	BYD Co. Ltd., Class H	Automobiles	51,562	1,593,238
	BYD Electronic International Co. Ltd.	Communications Equipment	41,500	189,170
	By-health Co. Ltd., Class A	Personal Care Products	6,200	16,160
	C&D International Investment Group Ltd.	Real Estate Management & Development	31,000	75,443
	C&S Paper Co. Ltd., Class A	Household Products	6,200	8,723
	Caida Securities Co. Ltd., Class A	Capital Markets	6,200	6,799
	Caitong Securities Co. Ltd., Class A	Capital Markets	18,660	20,182
a	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	899	15,294
	Canmax Technologies Co. Ltd., Class A	Chemicals	3,970	14,004
a,b	CanSino Biologics, Inc., Class H	Pharmaceuticals	5,100	15,889
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	15,500	12,318
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	28,180	12,648
	Central China Securities Co. Ltd., Class A	Capital Markets	12,400	6,740
	Central China Securities Co. Ltd., Class H	Capital Markets	62,000	9,025
	CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,100	10,118
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,900	12,024
b	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	589,000	152,668
	Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	1,500	28,617
	Changjiang Securities Co. Ltd., Class A	Capital Markets	21,700	17,364
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,000	20,863
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,300	39,570
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	12,400	9,122
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	3,100	9,514
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	9,300	13,301
a,b	China Bohai Bank Co. Ltd., Class H	Banks	170,500	25,036
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	465,000	46,905
	China CITIC Bank Corp. Ltd., Class A	Banks	37,200	29,205
	China CITIC Bank Corp. Ltd., Class H	Banks	496,000	230,525
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	18,600	22,313
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	124,000	97,213
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	134,000	56,291
	China Conch Venture Holdings Ltd.	Construction & Engineering	77,500	66,102
	China Construction Bank Corp., Class A	Banks	37,200	32,167
	China Construction Bank Corp., Class H	Banks	4,898,000	2,764,246
	China CSSC Holdings Ltd., Class A	Machinery	18,600	71,227
a	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	52,700	31,826
a	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	124,000	42,274
	China Energy Engineering Corp. Ltd.	Construction & Engineering	120,900	37,503
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	248,000	28,499
	China Everbright Bank Co. Ltd., Class A	Banks	173,600	73,150
	China Everbright Bank Co. Ltd., Class H	Banks	155,000	46,509
b	China Feihe Ltd.	Food Products	217,000	128,008
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	9,300	14,028
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	186,000	95,947
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	15,500	17,658

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	12,400	$17,853
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	6,200	9,335
	China Hongqiao Group Ltd.	Metals & Mining	124,000	121,437
a,b	China Huarong Asset Management Co. Ltd., Class H	Capital Markets	837,000	40,077
	China International Capital Corp. Ltd., Class A	Capital Markets	3,100	15,939
b	China International Capital Corp. Ltd., Class H	Capital Markets	74,400	136,415
	China International Marine Containers Group Co. Ltd., Class A	Machinery	9,750	9,501
	China International Marine Containers Group Co. Ltd., Class H	Machinery	37,200	21,469
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	310,000	39,978
	China Jushi Co. Ltd., Class A	Construction Materials	13,687	25,361
	China Lesso Group Holdings Ltd.	Building Products	62,000	33,011
c	China Life Insurance Co. Ltd., Class H	Insurance	392,000	610,635
a,b	China Literature Ltd., Class A	Media	18,600	68,041
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	186,000	161,969
	China Medical System Holdings Ltd.	Pharmaceuticals	62,000	93,888
	China Meheco Co. Ltd., Class A	Health Care Providers & Services	6,240	10,603
	China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	12,051
	China Merchants Bank Co. Ltd., Class A	Banks	76,000	343,921
	China Merchants Bank Co. Ltd., Class H	Banks	201,500	841,315
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	31,000	27,359
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	6,200	8,212
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	64,620	80,446
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	3,100	6,140
	China Merchants Securities Co. Ltd., Class A	Capital Markets	27,900	53,535
b	China Merchants Securities Co. Ltd., Class H	Capital Markets	18,600	16,292
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	31,000	52,718
	China Minsheng Banking Corp. Ltd., Class A	Banks	130,200	68,623
	China Minsheng Banking Corp. Ltd., Class H	Banks	341,000	116,688
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	3,970	7,036
	China National Building Material Co. Ltd., Class H	Construction Materials	248,000	130,145
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	24,800	26,482
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	65,100	65,227
	China National Software & Service Co. Ltd., Class A	Software	3,970	20,646
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	15,500	46,357
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	6,200	13,803
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	96,000	115,222
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	201,500	417,827
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	27,900	109,482
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	136,400	341,355
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	124,000	103,308
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,302,000	711,525

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Railway Group Ltd., Class A	Construction & Engineering	77,500	$72,546
	China Railway Group Ltd., Class H	Construction & Engineering	217,000	111,938
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	26,846	19,455
b	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	93,000	29,686
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	3,100	12,250
	China Reinsurance Group Corp., Class H	Insurance	372,000	22,562
	China Resources Cement Holdings Ltd.	Construction Materials	124,000	31,824
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,100	7,429
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,381	32,525
b	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	31,000	125,079
b	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	77,500	51,457
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	100,300	191,332
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,300	29,580
a,c	China Ruyi Holdings Ltd.	Entertainment	248,000	64,281
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	24,800	106,202
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	177,286	574,968
	China South Publishing & Media Group Co. Ltd., Class A	Media	6,200	10,212
a	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	46,500	39,060
a	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	82,000	39,891
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	12,400	9,803
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	155,000	117,647
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	93,000	32,180
	China Taiping Insurance Holdings Co. Ltd.	Insurance	74,400	74,097
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	99,200	65,083
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	7,500	109,086
b	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	6,200	82,251
b	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,480,000	237,492
a	China TransInfo Technology Co. Ltd., Class A	IT Services	3,100	5,080
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	105,400	71,031
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	37,200	66,785
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	117,800	129,955
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	3,100	8,242
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	93,000	283,886
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	20,004
	China Zheshang Bank Co. Ltd., Class A	Banks	40,300	14,160
	Chinalin Securities Co. Ltd., Class A	Capital Markets	3,100	6,004
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	6,200	10,663
	Chongqing Brewery Co. Ltd., Class A	Beverages	1,700	19,894
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	32,144	59,296

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	81,172	$37,415
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	3,970	8,593
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	18,600	10,212
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	124,000	45,757
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	9,300	7,097
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	9,300	62,126
	CITIC Ltd., Class B	Industrial Conglomerates	248,000	227,992
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	19,480	39,598
	CITIC Securities Co. Ltd., Class A	Capital Markets	46,500	138,241
	CITIC Securities Co. Ltd., Class H	Capital Markets	117,200	237,637
	CMOC Group Ltd., Class A	Metals & Mining	34,100	27,661
	CMOC Group Ltd., Class H	Metals & Mining	207,000	132,946
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	9,300	6,765
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	3,100	21,551
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	21,700	9,739
	CNPC Capital Co. Ltd., Class A	Banks	18,600	16,900
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	16,620	463,145
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	43,400	14,177
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	186,000	20,187
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,400	23,010
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	70,000	76,508
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	48,480	65,277
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	155,000	158,922
a	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	682,000	79,243
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	108,100	111,525
	CRRC Corp. Ltd., Class A	Machinery	89,900	72,061
	CRRC Corp. Ltd., Class H	Machinery	217,000	104,734
	CSC Financial Co. Ltd., Class A	Capital Markets	18,600	62,828
b	CSC Financial Co. Ltd., Class H	Capital Markets	46,500	47,083
	CSG Holding Co. Ltd., Class A	Construction Materials	6,200	4,800
	CSG Holding Co. Ltd., Class B	Construction Materials	65,100	20,448
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	442,000	323,944
	Daan Gene Co. Ltd., Class A	Biotechnology	4,340	5,820
a,c	Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	4,030	17,933
	Daqin Railway Co. Ltd., Class A	Ground Transportation	55,800	55,833
a	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,728	82,577
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	1,382	4,771
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,900	10,186
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	124,000	19,316
	DHC Software Co. Ltd., Class A	IT Services	18,600	16,594
	Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,100	9,999
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,260	9,384

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	3,100	$20,874
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	9,300	19,964
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	18,600	20,662
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	164,500	64,902
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	3,100	15,181
	Dongxing Securities Co. Ltd., Class A	Capital Markets	12,400	13,837
a,b,c	East Buy Holding Ltd.	Diversified Consumer Services	21,500	101,435
	East Group Co. Ltd., Class A	Electrical Equipment	9,300	7,863
	East Money Information Co. Ltd., Class A	Capital Markets	59,576	124,291
	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	6,200	10,399
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	700	17,570
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	14,645
	ENN Energy Holdings Ltd.	Gas Utilities	40,300	334,468
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	12,400	29,648
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	12,400	7,540
	Eve Energy Co. Ltd., Class A	Electrical Equipment	7,200	44,589
	Everbright Securities Co. Ltd., Class A	Capital Markets	15,500	35,443
b	Everbright Securities Co. Ltd., Class H	Capital Markets	12,400	8,946
a	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	15,500	12,297
a	FAW Jiefang Group Co. Ltd.	Machinery	9,300	11,080
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	6,200	16,637
	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	12,400	7,421
	First Capital Securities Co. Ltd., Class A	Capital Markets	18,600	15,037
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	12,050
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	24,000	53,934
	Focus Media Information Technology Co. Ltd., Class A	Media	52,700	51,718
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	17,873	93,195
	Fosun International Ltd.	Industrial Conglomerates	108,500	68,576
	Founder Securities Co. Ltd., Class A	Capital Markets	24,800	25,189
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	46,500	125,732
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,940	9,285
	Fujian Sunner Development Co. Ltd., Class A	Food Products	6,200	16,339
a,c	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	35,619	250,758
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	9,300	47,127
b	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	32,000	146,683
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	6,460	39,545
b	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	21,260	87,273
	G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	15,055
a	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	24,800	9,769
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,085,000	202,264
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	68,200	34,448
a,c	GDS Holdings Ltd., Class A	IT Services	49,600	68,398
	GEM Co. Ltd., Class A	Metals & Mining	21,700	18,139
	Gemdale Corp., Class A	Real Estate Management & Development	18,600	17,411
a	Genscript Biotech Corp.	Life Sciences Tools & Services	52,707	138,971
	GF Securities Co. Ltd., Class A	Capital Markets	21,700	43,693
	GF Securities Co. Ltd., Class H	Capital Markets	55,800	74,952
a,b	Giant Biogene Holding Co. Ltd.	Personal Care Products	18,600	80,628
	Giant Network Group Co. Ltd., Class A	Entertainment	12,400	22,023
	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	3,148	42,603
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	1,350	14,547

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Glarun Technology Co. Ltd., Class A	Communications Equipment	6,200	$12,765
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	12,400	26,857
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	12,400	15,709
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	37,200	18,762
	GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	509	9,235
a	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	6,200	19,743
a	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	18,600	9,369
	Great Wall Motor Co. Ltd., Class A	Automobiles	12,400	43,689
	Great Wall Motor Co. Ltd., Class H	Automobiles	124,000	147,878
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	12,400	61,781
	Greentown China Holdings Ltd.	Real Estate Management & Development	46,500	48,270
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	9,300	15,445
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,300	6,880
a	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,300	7,620
a	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	43,400	12,524
a	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	3,100	5,523
	Guangdong Haid Group Co. Ltd., Class A	Food Products	6,400	39,749
a	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	12,400	11,301
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	Building Products	700	4,989
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	3,100	7,501
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	24,800	26,006
a	Guangshen Railway Co. Ltd., Class A	Ground Transportation	24,800	9,837
a	Guangshen Railway Co. Ltd., Class H	Ground Transportation	62,000	13,695
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	15,500	11,914
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	6,200	6,110
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	12,400	17,037
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	170,000	84,003
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	6,200	26,738
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	11,100	31,960
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	9,300	14,386
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,100	26,533
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	4,870
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	7,860	29,160
	Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	4,536
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	9,300	8,540
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	6,200	7,403
a	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,200	6,859
a	Guolian Securities Co. Ltd., Class A	Capital Markets	9,300	13,531

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guosen Securities Co. Ltd., Class A	Capital Markets	18,600	$23,512
a	Guosheng Financial Holding, Inc., Class A	Capital Markets	9,300	12,012
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	27,900	55,679
b	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	37,200	41,561
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	18,600	17,283
a,c	H World Group Ltd., ADR	Hotels, Restaurants & Leisure	11,129	438,816
b,c	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	82,000	219,871
	Haier Smart Home Co. Ltd., Class A	Household Durables	24,800	80,332
	Haier Smart Home Co. Ltd., Class H	Household Durables	124,000	390,278
a	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	102,300	20,781
	Haitian International Holdings Ltd.	Machinery	32,000	67,826
	Haitong Securities Co. Ltd., Class A	Capital Markets	37,200	50,803
	Haitong Securities Co. Ltd., Class H	Capital Markets	173,600	104,180
	Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	6,200	16,586
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	12,400	16,322
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	14,267
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,616	14,175
	Hangzhou Lion Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	14,033
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	3,100	13,816
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	3,100	11,467
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,200	20,730
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	3,100	28,337
b	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	6,200	32,536
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	6,200	19,641
b	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	52,000	70,778
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	2,800	12,682
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	3,100	6,812
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	3,880	11,173
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	6,200	11,199
	Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	9,300	21,802
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	12,400	44,915
	Hengan International Group Co. Ltd.	Personal Care Products	36,500	116,278
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	13,905
a	Hengli Petrochemical Co. Ltd., Class A	Chemicals	12,400	24,508
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	9,300	18,024
a	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	12,400	12,509
	Hesteel Co. Ltd., Class A	Metals & Mining	43,400	13,522
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	22,000	56,321
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	51,285
a	Holitech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,400	5,957
	Hongfa Technology Co. Ltd., Class A	Electrical Equipment	4,140	19,064
a	Hopson Development Holdings Ltd.	Real Estate Management & Development	50,773	30,664

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	3,100	$25,704
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,760	10,117
a,b	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	21,500	54,465
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	27,900	19,721
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	62,000	25,649
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	6,200	35,945
	Huafon Chemical Co. Ltd., Class A	Chemicals	15,500	15,041
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	28,652
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	9,300	17,807
	Hualan Biological Engineering, Inc., Class A	Biotechnology	9,960	30,349
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	24,800	25,257
a	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	27,900	30,137
a	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	248,000	120,329
	Huapont Life Sciences Co. Ltd., Class A	Chemicals	6,200	4,263
	Huatai Securities Co. Ltd., Class A	Capital Markets	27,900	60,543
b	Huatai Securities Co. Ltd., Class H	Capital Markets	68,200	87,080
	Huaxi Securities Co. Ltd., Class A	Capital Markets	9,300	10,620
	Huaxia Bank Co. Ltd., Class A	Banks	58,900	46,242
	Huaxin Cement Co. Ltd., Class A	Construction Materials	6,200	12,739
	Huaxin Cement Co. Ltd., Class H	Construction Materials	16,700	17,123
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	12,400	31,946
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	15,500	6,638
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,900	16,620
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	3,100	8,412
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	45,345
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	6,200	20,585
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	3,100	5,187
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	24,800	20,355
	Hundsun Technologies, Inc., Class A	Software	7,306	32,540
b,c	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	18,600	104,259
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	6,308	32,563
	Iflytek Co. Ltd., Class A	Software	9,300	64,666
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	600	32,140
	Industrial & Commercial Bank of China Ltd., Class A	Banks	285,200	183,198
	Industrial & Commercial Bank of China Ltd., Class H	Banks	4,123,000	1,984,679
	Industrial Bank Co. Ltd., Class A	Banks	77,500	173,280
	Industrial Securities Co. Ltd., Class A	Capital Markets	32,890	28,982
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,300	13,152
a	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	148,800	35,128
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	9,300	17,564
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	8,520	10,712
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	30,220	24,267
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	31,000	17,402
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	24,800	90,306
a	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	52,700	73,727

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	15,500	$15,041
a,b	Innovent Biologics, Inc., Class B	Biotechnology	73,000	356,525
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	1,890	5,798
a,c	iQIYI, Inc., ADR	Entertainment	23,777	112,703
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,092	45,966
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	3,100	9,578
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	3,880	21,563
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,300	38,932
a,b,c	JD Health International, Inc.	Consumer Staples Distribution & Retail	54,250	281,230
a,b,c	JD Logistics, Inc.	Air Freight & Logistics	86,800	110,275
c	JD.com, Inc., Class A	Broadline Retail	124,000	1,822,354
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	15,500	24,572
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	6,200	8,842
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	66,000	59,580
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,380	38,415
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	24,900	153,588
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	4,700	37,848
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	9,300	9,139
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,100	11,280
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	17,569
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	9,300	13,377
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	6,200	110,116
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	20,551
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	3,100	27,487
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	6,200	29,308
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	12,400	25,274
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	9,300	24,585
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	62,000	97,213
a	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	6,200	7,557
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	6,200	14,688
a	Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	12,400	15,579
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,500	21,487
a,b,c	Jinxin Fertility Group Ltd.	Health Care Providers & Services	84,000	40,113
	JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	19,372
b	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	48,000	65,333
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,400	11,471
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	9,300	15,815
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	6,408
b	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	5,772	10,244
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	12,142	18,049
a	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	3,100	14,696
	Joyoung Co. Ltd., Class A	Household Durables	3,100	6,055
c	JOYY, Inc., ADR	Interactive Media & Services	1,736	66,159
a	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	9,300	18,253
	Kaishan Group Co. Ltd., Class A	Machinery	3,100	6,153
a,c	Kanzhun Ltd., ADR	Interactive Media & Services	17,050	258,648
c	KE Holdings, Inc., ADR	Real Estate Management & Development	33,604	521,534
	Keda Industrial Group Co. Ltd.	Machinery	6,200	9,897

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	40,400	$90,685
a	Kingdee International Software Group Co. Ltd.	Software	134,000	164,937
	Kingnet Network Co. Ltd., Class A	Entertainment	12,400	21,445
a	Kingsoft Cloud Holdings Ltd.	IT Services	62,000	20,503
c	Kingsoft Corp. Ltd.	Entertainment	45,200	163,905
a,b,c	Kuaishou Technology, Class B	Interactive Media & Services	136,400	1,094,600
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	9,300	18,432
a	Kunlun Tech Co. Ltd., Class A	Entertainment	5,700	29,995
	Kweichow Moutai Co. Ltd., Class A	Beverages	4,700	1,160,235
a	Lakala Payment Co. Ltd., Class A	Financial Services	3,100	7,603
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	12,400	42,259
	LB Group Co. Ltd., Class A	Chemicals	9,300	23,449
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	62,000	18,129
b	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	27,900	25,115
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	18,600	31,350
a	Leo Group Co. Ltd., Class A	Media	34,100	10,624
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	9,300	20,972
	Levima Advanced Materials Corp., Class A	Chemicals	3,100	8,314
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,300	8,335
a,c	Li Auto, Inc., Class A	Automobiles	55,662	982,916
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	120,500	506,965
	LianChuang Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,760	4,908
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	71,300	15,364
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	31,000	24,338
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	3,100	15,718
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	6,200	20,306
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	101,150	181,846
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	27,900	104,466
	Longshine Technology Group Co. Ltd., Class A	Software	6,200	16,381
c	Lufax Holding Ltd., ADR	Consumer Finance	36,766	38,972
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	6,200	9,633
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	27,899	114,188
a,b	Luye Pharma Group Ltd.	Pharmaceuticals	93,000	41,680
	Luzhou Laojiao Co. Ltd., Class A	Beverages	5,400	160,575
	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	24,800	8,986
	Mango Excellent Media Co. Ltd., Class A	Entertainment	7,130	27,705
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	38,955
	Meihua Holdings Group Co. Ltd., Class A	Food Products	12,400	16,373
a	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	21,700	20,253
a,b,c	Meituan, Class B	Hotels, Restaurants & Leisure	281,200	4,114,675
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	55,800	28,108
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	155,000	32,655
a	Microport Scientific Corp.	Health Care Equipment & Supplies	46,500	70,298
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	9,300	20,143
a,c	Ming Yuan Cloud Group Holdings Ltd.	Software	31,000	13,577
	MINISO Group Holding Ltd., ADR	Broadline Retail	4,619	119,632
	Minth Group Ltd.	Automobile Components	39,000	100,340
a	MOG Digitech Holdings Ltd.	Electronic Equipment, Instruments & Components	28,000	52,483
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,301	29,339
	Muyuan Foods Co. Ltd., Class A	Food Products	20,760	107,964
	Nanjing Hanrui Cobalt Co. Ltd., Class A	Metals & Mining	800	3,266
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	24,800	12,594

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,945	$6,871
	NARI Technology Co. Ltd., Class A	Electrical Equipment	31,088	94,684
a	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,355	17,244
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,200	72,863
a	NavInfo Co. Ltd., Class A	Software	9,300	12,931
c	NetEase, Inc.	Entertainment	94,600	1,926,582
	New China Life Insurance Co. Ltd., Class A	Insurance	9,300	47,012
	New China Life Insurance Co. Ltd., Class H	Insurance	37,200	89,677
a	New Hope Liuhe Co. Ltd., Class A	Food Products	18,600	28,082
a,c	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	72,480	441,441
a	Newland Digital Technology Co. Ltd., Class A	Software	3,100	8,106
a	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	85,000	47,754
	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	6,200	22,006
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	1,260	13,392
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	6,200	14,815
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	3,100	16,939
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	1,586	9,136
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	6,200	15,420
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	9,300	17,743
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	4,600	46,803
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	24,800	11,743
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	9,300	18,253
a,c	NIO, Inc., Class A	Automobiles	63,240	576,939
b	Nongfu Spring Co. Ltd., Class H	Beverages	93,000	534,356
	North Huajin Chemical Industries Co. Ltd., Class A	Chemicals	6,200	5,012
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	3,100	6,280
	Northeast Securities Co. Ltd., Class A	Capital Markets	9,300	9,765
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	15,500	13,786
a	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,400	10,892
	Oppein Home Group, Inc., Class A	Household Durables	900	11,845
	ORG Technology Co. Ltd., Class A	Containers & Packaging	9,300	5,948
	Orient Securities Co. Ltd., Class A	Capital Markets	28,524	37,506
b	Orient Securities Co. Ltd., Class H	Capital Markets	37,200	18,762
a	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,200	8,510
a	Ourpalm Co. Ltd., Class A	Entertainment	9,300	6,140
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	3,820	13,464
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	34,100	17,224
a,c	PDD Holdings, Inc., ADR	Broadline Retail	31,806	3,119,214
	People.cn Co. Ltd., Class A	Media	5,100	26,838
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	40,300	32,635
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	434,000	155,715
	Perfect World Co. Ltd., Class A	Entertainment	3,100	5,616
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	89,900	98,466
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,116,000	840,721
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	2,250	9,604
b	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	15,900	37,842

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	PICC Property & Casualty Co. Ltd., Class H	Insurance	352,000	$452,143
	Ping An Bank Co. Ltd., Class A	Banks	71,300	109,606
a,b	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	31,000	72,356
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	40,300	267,164
c	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	330,500	1,892,647
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,300	13,160
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	46,500	81,311
	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	7,200	29,097
b	Pop Mart International Group Ltd.	Specialty Retail	37,200	109,959
	Porton Pharma Solutions Ltd., Class A	Pharmaceuticals	3,100	12,033
	Postal Savings Bank of China Co. Ltd., Class A	Banks	86,800	59,211
b	Postal Savings Bank of China Co. Ltd., Class H	Banks	496,000	250,791
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	65,100	47,804
	Pylon Technologies Co. Ltd., Class A	Electrical Equipment	682	12,234
c	Qifu Technology, Inc., ADR	Consumer Finance	6,138	94,280
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	3,100	7,774
a	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	21,700	51,110
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,705	11,163
b	Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	38,400	12,797
a,b	Remegen Co. Ltd., Class H	Biotechnology	7,500	38,592
a,c	RLX Technology, Inc., ADR	Tobacco	43,710	66,002
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	12,400	20,270
	SAIC Motor Corp. Ltd., Class A	Automobiles	31,100	63,175
	Sailun Group Co. Ltd., Class A	Automobile Components	12,400	21,462
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,300	19,683
a	Sangfor Technologies, Inc., Class A	Software	600	7,684
	Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	9,300	6,191
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	46,000	72,713
	Sany Heavy Industry Co. Ltd., Class A	Machinery	31,000	67,610
	Satellite Chemical Co. Ltd., Class A	Chemicals	12,446	26,188
	SDIC Capital Co. Ltd., Class A	Capital Markets	18,600	17,590
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,600	30,048
	Sealand Securities Co. Ltd., Class A	Capital Markets	18,600	9,522
a	Seazen Group Ltd.	Real Estate Management & Development	124,000	22,641
	[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	9,300	16,913
a,b,c	SenseTime Group, Inc., Class B	Software	806,000	147,166
a	Seres Group Co. Ltd., Class A	Automobiles	3,100	23,708
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	18,600	104,159
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	1,657	17,687
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	37,200	94,254
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	21,700	9,054
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,850	16,006
a	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	37,200	8,217
a	Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	15,500	4,552
a	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	3,100	6,055
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	13,084	45,093
b	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	38,750	73,326

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	3,100	$14,977
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	12,400	12,186
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	9,380	41,327
a	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	3,100	5,157
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	3,100	8,646
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	43,400	18,704
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	3,100	11,850
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	9,300	15,649
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	124,000	108,930
	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,260	19,169
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,140	16,382
	Shanghai Baosight Software Co. Ltd., Class A	Software	4,136	25,648
	Shanghai Baosight Software Co. Ltd., Class B	Software	33,428	70,366
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	27,900	10,531
a	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	37,200	23,895
a	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	124,000	28,974
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,400	15,096
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	9,300	36,507
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	31,000	72,831
	Shanghai Friendess Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	575	19,682
	Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	999	6,540
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	14,000	30,031
a	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	9,300	48,365
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	43,400	30,678
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,100	15,998
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	9,300	15,308
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	3,100	5,157
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	21,700	19,313
a	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,867	20,434
a,b	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	6,200	13,838
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	7,000	10,924
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	6,200	8,152
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	55,800	22,655
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	12,400	12,450
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	3,100	29,312
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	12,400	30,771

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	43,400	$67,717
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	108,515	105,748
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	7,679	30,871
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	27,900	26,653
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	12,400	10,280
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	15,500	12,467
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	12,400	9,040
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	15,500	15,828
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	6,200	19,998
a	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	55,800	11,997
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	21,700	29,963
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,400	32,320
a	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	18,600	17,922
	Shanxi Securities Co. Ltd., Class A	Capital Markets	15,700	12,391
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	24,800	13,752
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	4,720	155,158
a	Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	18,600	5,489
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	6,200	9,250
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,300	19,606
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	5,482
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	83,700	49,744
b	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	74,400	14,060
	Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	6,200	5,863
a	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	6,200	5,787
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	3,180	19,126
	Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	9,079
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,600	16,288
a	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	8,799
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	31,053
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	10,000	9,416
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,100	4,770
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	9,450	86,241
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	77,500	47,795
	Shenzhen Investment Ltd.	Real Estate Management & Development	124,000	19,791
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	14,645
a	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,660	18,721
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	800	10,561
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	3,100	5,395

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	4,600	$170,350
	Shenzhen MTC Co. Ltd., Class A	Household Durables	21,700	14,922
a	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	34,100	19,798
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	3,100	12,616
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	11,467
	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	6,200	11,122
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	3,100	8,408
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	3,112	62,251
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	9,300	6,421
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	3,100	10,501
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	15,500	10,935
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	40,300	385,924
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	6,200	7,378
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,880	22,153
	Shui On Land Ltd.	Real Estate Management & Development	186,000	16,862
a	Siasun Robot & Automation Co. Ltd., Class A	Machinery	6,200	10,586
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,600	37,783
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	37,200	11,948
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,200	24,806
a	Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	6,200	10,127
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	25,960	30,892
	Sichuan Swellfun Co. Ltd., Class A	Beverages	1,600	13,247
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	3,100	6,374
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	3,100	21,989
	Sinoma International Engineering Co., Class A	Construction & Engineering	9,300	14,399
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	6,200	17,496
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	2,240	11,194
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	77,500	34,931
a	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	124,000	9,816
a	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	24,800	10,552
a	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	186,000	26,362
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	66,000	191,296
	Sinotrans Ltd., Class A	Air Freight & Logistics	15,500	10,573
	Sinotrans Ltd., Class H	Air Freight & Logistics	93,000	33,961
	Sinotruk Hong Kong Ltd.	Machinery	31,000	59,690
a	Skshu Paint Co. Ltd., Class A	Chemicals	3,172	29,836
b	Smoore International Holdings Ltd.	Tobacco	93,730	85,091
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	9,960	16,705
	SooChow Securities Co. Ltd., Class A	Capital Markets	18,804	21,757
	Southwest Securities Co. Ltd., Class A	Capital Markets	27,900	15,777
a	Spring Airlines Co. Ltd., Class A	Passenger Airlines	3,100	23,278

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	900	$22,191
a	STO Express Co. Ltd., Class A	Air Freight & Logistics	6,200	8,935
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	108,500	22,997
b	Sunac Services Holdings Ltd.	Real Estate Management & Development	32,898	10,375
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	6,200	76,171
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	34,100	238,165
	Sunresin New Materials Co. Ltd., Class A	Chemicals	3,100	24,848
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	6,200	14,381
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,914	19,118
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	14,756
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	Construction & Engineering	9,300	5,795
	Suzhou Maxwell Technologies Co. Ltd., Class A	Electrical Equipment	1,024	17,796
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	3,100	40,421
	Taiji Computer Corp. Ltd., Class A	IT Services	3,100	13,020
a,c	TAL Education Group, ADR	Diversified Consumer Services	23,064	210,113
	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	12,400	12,833
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	21,700	10,990
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	9,500	7,719
	TBEA Co. Ltd., Class A	Electrical Equipment	19,220	39,096
a	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	74,980	41,989
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,500	49,740
c	Tencent Holdings Ltd.	Interactive Media & Services	328,464	12,841,880
a,c	Tencent Music Entertainment Group, ADR	Entertainment	33,077	211,031
	Thunder Software Technology Co. Ltd., Class A	Software	1,500	15,764
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	15,500	11,552
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	12,400	7,812
a	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,400	15,692
	Tianqi Lithium Corp., Class A	Chemicals	6,200	46,744
	Tianqi Lithium Corp., Class H	Chemicals	6,200	34,713
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	9,300	8,361
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,500	19,104
	Tingyi Cayman Islands Holding Corp.	Food Products	102,000	142,480
a	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	6,200	10,986
a,c	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	65,600	144,068
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,200	16,313
a	Tongkun Group Co. Ltd., Class A	Chemicals	9,300	18,828
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	43,400	19,002
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,500	68,631
a	Topchoice Medical Corp., Class A	Health Care Providers & Services	1,200	14,527
a	Topsec Technologies Group, Inc., Class A	Software	6,200	7,625
b	Topsports International Holdings Ltd.	Specialty Retail	155,000	117,756
	Towngas Smart Energy Co. Ltd.	Gas Utilities	62,000	27,312
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	50,000	86,697
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,587	36,030
a,c	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	27,929	995,649
	Tsingtao Brewery Co. Ltd., Class A	Beverages	3,100	37,213
	Tsingtao Brewery Co. Ltd., Class H	Beverages	31,722	259,630
a,c	Tuya, Inc., ADR	Software	13,051	20,229
a	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,199	38,287

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Uni-President China Holdings Ltd.	Food Products	62,000	$43,540
a	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	20,058
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,100	6,208
	Valiant Co. Ltd., Class A	Chemicals	3,100	7,344
a,c	Vipshop Holdings Ltd., ADR	Broadline Retail	16,275	260,563
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	6,200	20,032
a	Wanda Film Holding Co. Ltd., Class A	Entertainment	9,300	17,207
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	9,300	8,527
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	12,400	150,316
	Want Want China Holdings Ltd.	Food Products	217,000	141,585
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	15,500	11,063
c	Weibo Corp., ADR	Interactive Media & Services	3,751	47,038
	Weichai Power Co. Ltd., Class A	Machinery	24,800	42,651
	Weichai Power Co. Ltd., Class H	Machinery	93,000	126,583
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	3,100	7,144
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	9,300	11,471
	Wens Foodstuffs Group Co. Ltd., Class A	Food Products	6,200	14,790
	Western Mining Co. Ltd., Class A	Metals & Mining	9,300	16,403
	Western Securities Co. Ltd., Class A	Capital Markets	18,600	16,849
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	2,083	13,083
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	3,100	39,596
a	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	37,145
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	10,200	10,206
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	6,200	10,237
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	24,800	16,135
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	22,374	23,400
	Wuliangye Yibin Co. Ltd., Class A	Beverages	14,700	314,953
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,340	28,857
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	9,300	110,006
b	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	18,320	219,297
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	187,795	1,094,613
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	46,500	40,655
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	12,400	16,883
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	10,643
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	9,300	10,059
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	6,200	14,594
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	12,400	13,326
a,b,c	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	768,800	1,211,335
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	Media	31,000	24,422
	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	17,202
	Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	9,300	9,931
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	12,400	11,624
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	15,500	8,786
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	224,100	167,678
a,c	XPeng, Inc., Class A	Automobiles	58,900	526,064
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	62,000	57,473
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	3,100	8,250
b	Yadea Group Holdings Ltd.	Automobiles	52,000	96,539
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	3,100	17,700
a,d	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

b	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	$11,678
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	14,875
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	136,400	165,891
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,200	17,232
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	112,000	211,649
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	12,400	15,484
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	3,860	9,388
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	3,100	13,569
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,260	20,839
a	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,200	11,667
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,386	21,112
	Yihai International Holding Ltd.	Food Products	31,000	53,436
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	8,200	38,694
	Yintai Gold Co. Ltd., Class A	Metals & Mining	9,500	18,555
	Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	3,100	9,867
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	6,200	9,080
	YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	1,430	8,915
	Yonyou Network Technology Co. Ltd., Class A	Software	13,390	30,545
	Youngor Group Co. Ltd., Class A	Real Estate Management & Development	18,600	18,151
	Youngy Co. Ltd., Class A	Metals & Mining	1,000	7,505
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	12,400	25,580
a	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	6,200	12,765
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	93,000	107,228
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	21,300	1,201,548
	Yunda Holding Co. Ltd., Class A	Air Freight & Logistics	6,500	8,797
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	12,490	25,886
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	6,580	48,137
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	700	8,965
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	6,200	10,016
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	3,100	25,487
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	6,200	12,194
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	6,200	14,543
a	Zai Lab Ltd.	Biotechnology	49,600	119,949
	Zangge Mining Co. Ltd., Class A	Chemicals	6,200	19,419
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,200	83,102
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	62,000	86,447
	Zhefu Holding Group Co. Ltd., Class A	Electrical Equipment	24,800	13,207
a	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	27,900	18,496
	Zhejiang China Commodities City Group Co. Ltd., Class A	Real Estate Management & Development	21,700	26,925
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	6,200	19,819
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,200	9,497
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,400	37,902
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	62,000	46,232
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	6,200	10,016
	Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,674	6,008

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)

	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,200	$7,318
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	9,300	7,365
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,400	14,889
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	6,260	32,229
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,200	40,600
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,100	12,331
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	9,300	19,428
a,b	Zhejiang Leapmotor Technologies Ltd.	Automobiles	6,200	27,549
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	3,100	4,753
	Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	12,656	28,210
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	6,200	25,274
	Zhejiang Supor Co. Ltd., Class A	Household Durables	3,100	20,628
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	6,200	4,561
a	Zhejiang Wanliyang Co. Ltd., Class A	Machinery	6,200	7,335
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	3,180	7,725
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	6,200	15,530
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,100	12,658
	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	3,100	5,446
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	6,200	11,131
	Zheshang Securities Co. Ltd., Class A	Capital Markets	6,200	8,578
a,b	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	40,300	118,865
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	3,100	49,272
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	12,400	18,619
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	6,200	6,391
	Zhongsheng Group Holdings Ltd.	Specialty Retail	34,000	95,724
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	9,300	9,063
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	9,300	12,229
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,002	10,931
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	27,900	96,540
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	9,300	10,467
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	77,500	129,029
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	302,000	461,955
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	27,900	26,231
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	80,600	43,841
	ZTE Corp., Class A	Communications Equipment	15,500	69,525
	ZTE Corp., Class H	Communications Equipment	37,200	112,334

				102,613,658

	Hong Kong 3.4%
a	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	310,000	193,160
a	Alibaba Pictures Group Ltd., Class A	Entertainment	620,000	49,082
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	186,000	40,611
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	186,000	80,035

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)

	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	186,000	$64,123
	China Everbright Ltd., Class A	Capital Markets	42,000	24,293
	China Gas Holdings Ltd., Class A	Gas Utilities	155,000	146,255
	China Mengniu Dairy Co. Ltd., Class B	Food Products	162,000	542,975
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	248,000	90,247
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	82,848	454,340
	China Resources Gas Group Ltd., Class A	Gas Utilities	46,900	137,433
	China Resources Land Ltd., Class H	Real Estate Management & Development	147,700	588,397
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	94,000	98,899
	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	124,000	57,790
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	62,000	40,532
	Far East Horizon Ltd.	Financial Services	62,000	44,648
	Geely Automobile Holdings Ltd.	Automobiles	279,000	329,164
	Guangdong Investment Ltd.	Water Utilities	152,500	116,441
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	58,100	41,098
	Kunlun Energy Co. Ltd.	Gas Utilities	186,000	160,307
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	31,000	38,949
	Shougang Fushan Resources Group Ltd.	Metals & Mining	62,000	21,057
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	496,000	179,227
	Vinda International Holdings Ltd.	Household Products	13,000	31,239

				3,570,302

	Singapore 0.0%†
	Yangzijiang Financial Holding Ltd.	Capital Markets	127,616	33,659
a	Yanlord Land Group Ltd.	Real Estate Management & Development	34,100	16,489

				50,148

	Total Common Stocks (Cost $142,921,466)			106,234,108

	Total Investments (Cost $142,921,466) 99.7%			106,234,108
	Other Assets, less Liabilities 0.3%			268,134

	Net Assets 100.0%			$106,502,242

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $13,119,355, representing 12.3% of net assets.

cVariable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At September 30, 2023, the aggregate value of these securities was $48,458,703, representing 45.5% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

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Franklin FTSE China ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	10	$222,800	12/15/23	$(8,024)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.56	$27.18	$27.28	$19.03	$23.24	$24.98

Income from investment operations[a]:

Net investment income[b]	0.54	1.11	0.85	0.60	0.76	0.86

Net realized and unrealized gains (losses)	(1.04)	(0.89)	0.11	8.14	(4.21)	(1.79)

Total from investment operations	(0.50)	0.22	0.96	8.74	(3.45)	(0.93)

Less distributions from net investment income	(0.54)	(0.84)	(1.06)	(0.49)	(0.76)	(0.81)

Net asset value, end of period	$25.52	$26.56	$27.18	$27.28	$19.03	$23.24

Total return[c]	(2.01)%	1.31%	3.30%	46.23%	(15.44)%	(3.69)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.22%[e]	0.24%[e]	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.22%[e]	0.24%[e]	0.09%	0.09%	0.09%	—%

Net investment income	4.06%	4.50%	2.96%	2.53%	3.23%	3.61%

Supplemental data

Net assets, end of period (000’s)	$117,407	$111,558	$184,857	$229,126	$91,356	$74,359

Portfolio turnover rate[f]	2.67%[g]	5.22%[g]	5.47%[g]	5.00%[g]	4.47%[g]	5.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the period ended September 30, 2023 and year ended March 31, 2023.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.67%	5.22%	5.47%	4.92%	4.47%	—

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks 98.3%
	Australia 1.4%
	Glencore PLC	Metals & Mining	145,682	$835,539
	Rio Tinto PLC	Metals & Mining	12,880	813,388

				1,648,927

	Austria 0.3%
	ANDRITZ AG	Machinery	828	41,921
	Erste Group Bank AG	Banks	3,634	126,275
a	Eurotelesites AG	Diversified Telecommunication Services	414	1,815
	OMV AG	Oil, Gas & Consumable Fuels	1,656	79,459
a	Raiffeisen Bank International AG	Banks	1,495	21,859
	Telekom Austria AG	Diversified Telecommunication Services	1,656	11,572
	Verbund AG	Electric Utilities	782	63,793
	voestalpine AG	Metals & Mining	1,288	35,237

				381,931

	Belgium 1.2%
	Ackermans & van Haaren NV	Construction & Engineering	253	38,331
	Ageas SA	Insurance	1,932	79,836
	Anheuser-Busch InBev SA	Beverages	10,235	569,015
	D’ieteren Group	Distributors	253	42,831
	Elia Group SA	Electric Utilities	437	42,867
	Groupe Bruxelles Lambert NV	Financial Services	1,173	87,629
	KBC Group NV	Banks	2,921	182,897
	Lotus Bakeries NV	Food Products	5	40,709
	Sofina SA	Financial Services	207	42,035
	Solvay SA	Chemicals	828	91,916
	UCB SA	Pharmaceuticals	1,426	117,068
	Umicore SA	Chemicals	2,438	57,949
	Warehouses De Pauw CVA	Industrial REITs	1,840	45,664

				1,438,747

	Bermuda 0.0%†
	Hiscox Ltd.	Insurance	4,025	49,373

	Chile 0.1%
	Antofagasta PLC	Metals & Mining	4,117	71,807

	Denmark 4.7%
	AP Moller – Maersk AS, Class A	Marine Transportation	33	58,708
	AP Moller – Maersk AS, Class B	Marine Transportation	59	106,679
	Carlsberg AS, Class B	Beverages	1,127	142,635
	Chr Hansen Holding AS	Chemicals	1,219	74,837
	Coloplast AS, Class B	Health Care Equipment & Supplies	1,472	156,245
	Danske Bank AS	Banks	7,797	181,940
a	Demant AS	Health Care Equipment & Supplies	1,173	48,731
	DSV AS	Air Freight & Logistics	2,093	391,962
a	Genmab AS	Biotechnology	782	278,461
	H Lundbeck AS	Pharmaceuticals	2,852	15,428
	H Lundbeck AS, Class A	Pharmaceuticals	230	1,090
	Novo Nordisk AS, Class B	Pharmaceuticals	37,007	3,383,236
	Novozymes AS, Class B	Chemicals	2,346	94,830
b	Orsted AS	Electric Utilities	2,231	121,984
	Pandora AS	Textiles, Apparel & Luxury Goods	966	100,341
	ROCKWOOL AS, Class B	Building Products	92	22,369
	Royal Unibrew AS	Beverages	575	44,559
	Tryg AS	Insurance	4,117	75,610
a	Vestas Wind Systems AS	Electrical Equipment	11,845	254,888

				5,554,533

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Finland 1.7%
	Elisa Oyj	Diversified Telecommunication Services	1,679	$78,021
	Fortum Oyj	Electric Utilities	5,175	60,242
	Kesko Oyj, Class B	Consumer Staples Distribution & Retail	3,197	57,441
	Kone Oyj, Class B	Machinery	3,841	162,341
	Metso Oyj	Machinery	7,498	79,020
	Neste Oyj	Oil, Gas & Consumable Fuels	4,899	166,652
	Nokia Oyj	Communications Equipment	62,353	235,546
	Nordea Bank Abp	Banks	40,273	443,958
	Orion Oyj, Class B	Pharmaceuticals	1,265	49,849
	Sampo Oyj, Class A	Insurance	5,635	244,489
	Stora Enso Oyj, Class R	Paper & Forest Products	6,693	84,255
	UPM-Kymmene Oyj	Paper & Forest Products	6,302	216,648
	Valmet Oyj	Machinery	2,001	45,888
	Wartsila Oyj Abp	Machinery	5,750	65,474

				1,989,824

	France 17.1%
	Accor SA	Hotels, Restaurants & Leisure	2,185	73,889
	Aeroports de Paris SA	Transportation Infrastructure	368	43,598
	Air Liquide SA	Chemicals	6,072	1,027,568
	Airbus SE	Aerospace & Defense	6,923	930,729
b	ALD SA	Ground Transportation	2,300	17,862
	Alstom SA	Machinery	3,381	80,900
b	Amundi SA	Capital Markets	667	37,675
	Arkema SA	Chemicals	690	68,349
	AXA SA	Insurance	21,022	627,203
	BioMerieux	Health Care Equipment & Supplies	506	49,190
	BNP Paribas SA	Banks	12,673	810,822
	Bollore SE	Entertainment	10,281	55,405
	Bouygues SA	Construction & Engineering	2,530	88,770
	Bureau Veritas SA	Professional Services	3,381	84,157
	Capgemini SE	IT Services	1,909	335,107
	Carrefour SA	Consumer Staples Distribution & Retail	6,877	118,571
	Cie de Saint-Gobain SA	Building Products	5,497	331,039
	Cie Generale des Etablissements Michelin SCA	Automobile Components	8,257	254,133
	Covivio SA	Office REITs	621	27,680
	Credit Agricole SA	Banks	13,087	162,003
	Danone SA	Food Products	7,383	408,503
	Dassault Aviation SA	Aerospace & Defense	276	52,131
	Dassault Systemes SE	Software	7,912	295,660
	Edenred SE	Financial Services	2,944	184,773
	Eiffage SA	Construction & Engineering	874	83,318
	Engie SA	Multi-Utilities	19,711	303,227
	EssilorLuxottica SA	Health Care Equipment & Supplies	3,611	631,431
	Eurazeo SE	Financial Services	575	34,366
	Gecina SA	Office REITs	621	63,612
	Getlink SE	Transportation Infrastructure	4,209	67,334
	Hermes International SCA	Textiles, Apparel & Luxury Goods	403	738,065
	Ipsen SA	Pharmaceuticals	414	54,440
a	JCDecaux SE	Media	874	14,824
	Kering SA	Textiles, Apparel & Luxury Goods	851	389,140
	Klepierre SA	Retail REITs	2,392	58,831
b	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	1,173	38,251
	Legrand SA	Electrical Equipment	3,036	280,614
	L’Oreal SA	Personal Care Products	2,737	1,139,415
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,921	2,215,545
b	Neoen SA	Independent Power Producers & Energy Traders	828	24,213
	Orange SA	Diversified Telecommunication Services	22,586	259,694

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Pernod Ricard SA	Beverages	2,415	$403,604
	Publicis Groupe SA	Media	2,691	204,451
	Remy Cointreau SA	Beverages	253	30,978
	Renault SA	Automobiles	2,277	93,719
	Rexel SA	Trading Companies & Distributors	2,852	64,317
	Safran SA	Aerospace & Defense	4,025	633,425
	Sanofi	Pharmaceuticals	12,880	1,383,852
	Sartorius Stedim Biotech	Life Sciences Tools & Services	276	66,041
	Schneider Electric SE	Electrical Equipment	6,302	1,047,409
	SCOR SE	Insurance	1,771	55,258
	SEB SA	Household Durables	276	25,905
	Societe Generale SA	Banks	8,395	204,829
	Sodexo SA	Hotels, Restaurants & Leisure	1,035	106,863
a	SOITEC	Semiconductors & Semiconductor Equipment	299	49,938
	Teleperformance SE	Professional Services	690	87,226
	Thales SA	Aerospace & Defense	1,173	165,299
	TotalEnergies SE	Oil, Gas & Consumable Fuels	26,496	1,747,960
a	Ubisoft Entertainment SA	Entertainment	1,196	38,950
a	Unibail-Rodamco-Westfield	Retail REITs	1,219	60,336
	Valeo SE	Automobile Components	2,438	42,152
	Veolia Environnement SA	Multi-Utilities	7,498	217,753
	Vinci SA	Construction & Engineering	5,796	644,457
	Vivendi SE	Media	7,843	68,888
	Wendel SE	Financial Services	322	25,586
a,b	Worldline SA	Financial Services	2,898	81,769

				20,113,002

	Germany 11.9%
	adidas AG	Textiles, Apparel & Luxury Goods	1,955	344,880
	Allianz SE	Insurance	4,692	1,121,200
	BASF SE	Chemicals	10,511	477,970
	Bayer AG	Pharmaceuticals	11,592	557,809
	Bayerische Motoren Werke AG	Automobiles	3,680	375,516
	Bechtle AG	IT Services	989	46,324
	Beiersdorf AG	Personal Care Products	1,173	151,700
	Brenntag SE	Trading Companies & Distributors	1,840	143,146
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	437	38,319
	Commerzbank AG	Banks	12,305	140,571
	Continental AG	Automobile Components	1,265	89,413
a,b	Covestro AG	Chemicals	2,231	120,607
	CTS Eventim AG & Co. KGaA	Entertainment	713	40,651
	Daimler Truck Holding AG	Machinery	6,348	220,581
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	2,254	64,839
	Deutsche Bank AG	Capital Markets	23,897	264,395
	Deutsche Boerse AG	Capital Markets	2,185	378,699
a	Deutsche Lufthansa AG	Passenger Airlines	7,107	56,479
	Deutsche Post AG	Air Freight & Logistics	11,109	453,235
	Deutsche Telekom AG	Diversified Telecommunication Services	40,020	841,831
	Deutsche Wohnen SE	Real Estate Management & Development	621	14,136
b	DWS Group GmbH & Co. KGaA	Capital Markets	414	14,114
	E.ON SE	Multi-Utilities	26,289	311,735
	Evonik Industries AG	Chemicals	2,415	44,298
	Fielmann Group AG	Specialty Retail	276	11,946
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	414	22,021
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,392	103,429
	Fresenius SE & Co. KGaA	Health Care Providers & Services	4,830	150,651
	FUCHS SE	Chemicals	391	12,564

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	GEA Group AG	Machinery	1,909	$70,660
	Hannover Rueck SE	Insurance	713	156,941
	Heidelberg Materials AG	Construction Materials	1,633	127,112
	Hella GmbH & Co. KGaA	Automobile Components	276	19,578
a	HelloFresh SE	Consumer Staples Distribution & Retail	1,886	56,470
	Henkel AG & Co. KGaA	Household Products	1,196	75,621
	HOCHTIEF AG	Construction & Engineering	253	25,648
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	15,410	511,567
	KION Group AG	Machinery	851	32,787
	Knorr-Bremse AG	Machinery	782	49,826
a	LEG Immobilien SE	Real Estate Management & Development	874	60,462
	Mercedes-Benz Group AG	Automobiles	10,166	709,191
	Merck KGaA	Pharmaceuticals	1,518	254,176
	MTU Aero Engines AG	Aerospace & Defense	644	117,105
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,633	638,151
	Nemetschek SE	Software	621	38,055
	Puma SE	Textiles, Apparel & Luxury Goods	1,196	74,456
	Rational AG	Machinery	46	29,222
	Rheinmetall AG	Aerospace & Defense	506	130,664
	RWE AG	Independent Power Producers & Energy Traders	8,418	313,276
	SAP SE	Software	12,972	1,686,823
	Sartorius AG	Life Sciences Tools & Services	23	6,429
b	Scout24 SE	Interactive Media & Services	874	60,758
	Siemens AG	Industrial Conglomerates	8,809	1,265,237
a	Siemens Energy AG	Electrical Equipment	5,083	66,625
b	Siemens Healthineers AG	Health Care Equipment & Supplies	3,266	165,978
	Sixt SE	Ground Transportation	161	14,966
	Symrise AG	Chemicals	1,541	147,360
	Talanx AG	Insurance	644	40,910
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	10,511	18,863
	thyssenkrupp AG	Metals & Mining	5,750	43,991
	Traton SE	Machinery	575	12,133
	Volkswagen AG	Automobiles	345	45,549
	Vonovia SE	Real Estate Management & Development	8,257	199,407
	Wacker Chemie AG	Chemicals	184	26,426
a,b	Zalando SE	Specialty Retail	2,599	58,143

				13,963,625

	Ireland 1.6%
	AIB Group PLC	Banks	14,950	67,429
	Bank of Ireland Group PLC	Banks	12,489	122,839
	CRH PLC	Construction Materials	8,556	474,322
	DCC PLC	Industrial Conglomerates	1,173	65,987
	Experian PLC	Professional Services	10,810	355,055
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,093	342,062
	Glanbia PLC	Food Products	2,093	34,591
	Kerry Group PLC, Class A	Food Products	1,817	152,323
	Kingspan Group PLC	Building Products	1,794	134,781
	Smurfit Kappa Group PLC	Containers & Packaging	3,082	102,695

				1,852,084

	Isle Of Man 0.1%
	Entain PLC	Hotels, Restaurants & Leisure	7,475	85,105

	Italy 3.7%
	A2A SpA	Multi-Utilities	17,963	32,065
	Amplifon SpA	Health Care Providers & Services	1,541	45,879

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Italy (continued)
	Assicurazioni Generali SpA	Insurance	15,939	$326,792
	Banca Mediolanum SpA	Financial Services	2,921	25,056
	Banco BPM SpA	Banks	16,123	77,414
	Buzzi SpA	Construction Materials	989	27,141
	Davide Campari-Milano NV	Beverages	5,957	70,417
	DiaSorin SpA	Health Care Equipment & Supplies	253	23,149
	Enel SpA	Electric Utilities	91,839	565,905
	Eni SpA	Oil, Gas & Consumable Fuels	25,668	414,597
	Ferrari NV	Automobiles	1,403	415,474
	FinecoBank Banca Fineco SpA	Banks	7,222	88,047
	Hera SpA	Multi-Utilities	8,924	24,471
b	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	4,186	49,926
	Interpump Group SpA	Machinery	943	43,420
	Intesa Sanpaolo SpA	Banks	181,999	470,167
	Italgas SpA	Gas Utilities	5,819	29,893
	Leonardo SpA	Aerospace & Defense	4,807	69,521
	Mediobanca Banca di Credito Finanziario SpA	Banks	7,636	101,300
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,415	140,833
a,b	Nexi SpA	Financial Services	6,555	40,169
b	Pirelli & C SpA	Automobile Components	5,865	28,322
b	Poste Italiane SpA	Insurance	5,428	57,285
	Prysmian SpA	Electrical Equipment	3,128	126,344
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,127	53,348
	Reply SpA	IT Services	276	26,022
	Snam SpA	Gas Utilities	26,910	126,756
a	Telecom Italia SpA	Diversified Telecommunication Services	127,328	39,917
a	Telecom Italia SpA	Diversified Telecommunication Services	70,725	22,262
	Tenaris SA	Energy Equipment & Services	5,520	87,577
	Terna – Rete Elettrica Nazionale	Electric Utilities	16,675	125,842
	UniCredit SpA	Banks	20,838	501,475
	UnipolSai Assicurazioni SpA	Insurance	5,060	12,247

				4,289,033

	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	5,842	147,053
	Eurofins Scientific SE	Life Sciences Tools & Services	1,449	82,076
	RTL Group SA	Media	437	15,037

				244,166

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	2,185	14,700

	Netherlands 8.8%
	Aalberts NV	Machinery	1,150	42,225
b	ABN AMRO Bank NV, GDR	Banks	4,508	64,147
a,b	Adyen NV	Financial Services	345	257,770
	Aegon NV	Insurance	20,171	97,853
	Akzo Nobel NV	Chemicals	2,001	145,079
a	Argenx SE	Biotechnology	661	322,343
a	Argenx SE	Biotechnology	29	14,142
	ASM International NV	Semiconductors & Semiconductor Equipment	552	232,311
	ASML Holding NV	Semiconductors & Semiconductor Equipment	4,669	2,763,801
	ASR Nederland NV	Insurance	1,679	63,142
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	897	88,322
b	CTP NV	Real Estate Management & Development	1,265	18,134
b	Euronext NV	Capital Markets	966	67,502
	EXOR NV	Financial Services	1,196	106,290

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	Ferrovial SE	Construction & Engineering	6,118	$187,651
	Heineken Holding NV	Beverages	1,541	116,492
	Heineken NV	Beverages	3,312	292,659
	IMCD NV	Trading Companies & Distributors	667	84,742
	ING Groep NV	Banks	42,619	566,292
	JDE Peet’s NV	Food Products	1,403	39,245
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	11,500	347,249
	Koninklijke KPN NV	Diversified Telecommunication Services	37,743	124,637
	Koninklijke Philips NV	Health Care Equipment & Supplies	10,856	217,991
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	759	26,052
	NN Group NV	Insurance	3,358	108,223
a	OCI NV	Chemicals	1,150	32,132
	Prosus NV	Broadline Retail	18,197	537,909
a	QIAGEN NV	Life Sciences Tools & Services	2,622	106,239
	Randstad NV	Professional Services	1,311	72,705
	Shell PLC	Oil, Gas & Consumable Fuels	79,281	2,521,732
b	Signify NV	Electrical Equipment	1,495	40,378
	Universal Music Group NV	Entertainment	8,855	231,850
	Wolters Kluwer NV	Professional Services	2,898	351,776

				10,289,015

	Nigeria 0.0%†
b	Airtel Africa PLC	Wireless Telecommunication Services	13,133	20,133

	Norway 1.2%
a	Adevinta ASA, Class B	Interactive Media & Services	3,335	33,191
	Aker ASA, Class A	Industrial Conglomerates	276	17,106
	Aker BP ASA	Oil, Gas & Consumable Fuels	3,634	101,088
a,b	AutoStore Holdings Ltd.	Machinery	8,257	11,744
	DNB Bank ASA	Banks	12,052	244,192
	Equinor ASA	Oil, Gas & Consumable Fuels	11,017	363,563
	Gjensidige Forsikring ASA	Insurance	2,047	30,299
	Kongsberg Gruppen ASA	Aerospace & Defense	897	37,192
	Mowi ASA	Food Products	5,244	93,414
	Norsk Hydro ASA	Metals & Mining	15,801	99,788
	Orkla ASA	Food Products	9,039	67,940
	Salmar ASA	Food Products	736	37,585
	Schibsted ASA, Class A	Media	897	20,307
	Schibsted ASA, Class B	Media	1,150	24,122
	Telenor ASA	Diversified Telecommunication Services	7,337	83,776
	TOMRA Systems ASA	Machinery	2,760	31,683
	Var Energi ASA	Oil, Gas & Consumable Fuels	4,669	13,699
	Yara International ASA	Chemicals	1,932	73,588

				1,384,277

	Poland 0.4%
a,b	Allegro.eu SA	Broadline Retail	5,359	39,575
	Bank Polska Kasa Opieki SA	Banks	1,863	43,085
a,b	Dino Polska SA	Consumer Staples Distribution & Retail	575	46,764
a	InPost SA	Air Freight & Logistics	2,438	28,394
	KGHM Polska Miedz SA	Metals & Mining	1,633	41,881
	LPP SA	Textiles, Apparel & Luxury Goods	13	38,717
	ORLEN SA	Oil, Gas & Consumable Fuels	6,831	91,861
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	10,074	80,130
	Powszechny Zaklad Ubezpieczen SA	Insurance	6,716	63,651
a	Santander Bank Polska SA	Banks	391	32,247

				506,305

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Portugal 0.3%
	EDP – Energias de Portugal SA	Electric Utilities	35,627	$148,466
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	5,980	88,892
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	3,243	72,997

				310,355

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	10,404	—

	Spain 3.9%
	Acciona SA	Electric Utilities	276	35,270
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,622	94,580
b	Aena SME SA	Transportation Infrastructure	828	125,010
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	5,313	322,208
	Banco Bilbao Vizcaya Argentaria SA	Banks	70,679	576,950
	Banco de Sabadell SA	Banks	62,100	72,356
	Banco Santander SA	Banks	189,359	725,451
	Bankinter SA	Banks	8,165	52,248
	CaixaBank SA	Banks	44,551	178,579
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	6,624	231,224
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	667	17,231
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	3,473	57,049
	Enagas SA	Gas Utilities	2,944	48,874
	Endesa SA	Electric Utilities	3,749	76,507
a	Grifols SA	Biotechnology	3,841	50,000
	Iberdrola SA	Electric Utilities	70,334	788,969
	Industria de Diseno Textil SA	Specialty Retail	12,420	464,052
	Mapfre SA	Insurance	11,707	23,922
	Merlin Properties Socimi SA	Diversified REITs	3,864	32,667
	Naturgy Energy Group SA	Gas Utilities	1,610	43,910
	Redeia Corp. SA	Electric Utilities	5,083	80,159
	Repsol SA	Oil, Gas & Consumable Fuels	15,249	251,376
	Telefonica SA	Diversified Telecommunication Services	59,202	242,447

				4,591,039

	Sweden 4.6%
	Alfa Laval AB	Machinery	3,657	126,498
	Assa Abloy AB, Class B	Building Products	11,454	251,132
	Atlas Copco AB, Class A	Machinery	29,923	405,567
	Atlas Copco AB, Class B	Machinery	17,917	211,425
	Axfood AB	Consumer Staples Distribution & Retail	1,242	28,626
	Beijer Ref AB	Trading Companies & Distributors	4,393	46,703
	Boliden AB	Metals & Mining	3,243	93,864
	Castellum AB	Real Estate Management & Development	5,037	51,626
a	Electrolux AB, Class B	Household Durables	2,645	27,523
	Epiroc AB, Class A	Machinery	7,360	140,911
	Epiroc AB, Class B	Machinery	4,485	72,327
	EQT AB	Capital Markets	4,968	99,184
	Essity AB, Class B	Household Products	7,199	156,316
b	Evolution AB	Hotels, Restaurants & Leisure	2,162	220,176
a	Fastighets AB Balder, Class B	Real Estate Management & Development	7,406	33,607
	Getinge AB, Class B	Health Care Equipment & Supplies	2,599	46,099
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	7,820	111,899
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	24,748	212,714
	Holmen AB, Class B	Paper & Forest Products	966	37,860
	Husqvarna AB, Class B	Machinery	4,922	37,938
	Industrivarden AB, Class A	Financial Services	1,495	39,741
	Industrivarden AB, Class C	Financial Services	1,771	47,045

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Indutrade AB	Machinery	3,358	$62,652
	Investment AB Latour, Class B	Industrial Conglomerates	1,702	30,197
	Investor AB, Class A	Financial Services	5,037	96,204
	Investor AB, Class B	Financial Services	19,642	379,309
a	Kinnevik AB, Class B	Financial Services	2,852	28,667
	L E Lundbergforetagen AB, Class B	Financial Services	874	36,765
	Lifco AB, Class B	Industrial Conglomerates	2,714	47,951
	Nibe Industrier AB, Class B	Building Products	17,204	113,699
	Saab AB, Class B	Aerospace & Defense	1,081	55,402
	Sagax AB, Class B	Real Estate Management & Development	2,070	39,726
	Sagax AB, Class D	Real Estate Management & Development	1,380	3,258
	Sandvik AB	Machinery	12,788	237,299
	Securitas AB, Class B	Commercial Services & Supplies	5,750	45,866
	Skandinaviska Enskilda Banken AB, Class A	Banks	19,205	230,954
	Skandinaviska Enskilda Banken AB, Class C	Banks	253	3,027
	Skanska AB, Class B	Construction & Engineering	4,255	70,498
	SKF AB, Class B	Machinery	4,554	76,353
	SSAB AB, Class A	Metals & Mining	2,806	15,936
	SSAB AB, Class B	Metals & Mining	7,728	42,751
	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	7,061	97,457
	Svenska Handelsbanken AB, Class A	Banks	17,595	158,002
	Svenska Handelsbanken AB, Class B	Banks	437	4,642
	Sweco AB, Class B	Construction & Engineering	2,392	22,502
	Swedbank AB, Class A	Banks	11,937	221,178
a	Swedish Orphan Biovitrum AB	Biotechnology	2,025	41,640
	Tele2 AB, Class B	Wireless Telecommunication Services	6,578	50,666
	Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	437	2,204
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	34,661	170,143
	Telia Co. AB	Diversified Telecommunication Services	28,865	59,966
	Trelleborg AB, Class B	Machinery	2,668	66,846
	Volvo AB, Class A	Machinery	2,392	50,067
	Volvo AB, Class B	Machinery	17,894	371,577
a	Volvo Car AB, Class B	Automobiles	6,279	25,684

				5,457,869

	Switzerland 14.9%
	ABB Ltd.	Electrical Equipment	17,687	634,164
	Adecco Group AG	Professional Services	1,863	76,899
	Alcon, Inc.	Health Care Equipment & Supplies	5,773	447,679
	Bachem Holding AG, Class B	Life Sciences Tools & Services	368	27,355
	Baloise Holding AG	Insurance	529	76,852
	Banque Cantonale Vaudoise	Banks	322	33,809
	Barry Callebaut AG	Food Products	42	66,939
	Belimo Holding AG	Building Products	115	54,785
	BKW AG	Electric Utilities	207	36,544
	Chocoladefabriken Lindt & Spruengli AG	Food Products	24	267,337
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	6,072	743,402
	Clariant AG	Chemicals	2,645	41,924
	Coca-Cola HBC AG	Beverages	2,323	63,767
	DKSH Holding AG	Professional Services	414	28,081
	DSM-Firmenich AG	Chemicals	2,047	173,663
a	Dufry AG	Specialty Retail	1,219	46,519
	Emmi AG	Food Products	23	21,723
	EMS-Chemie Holding AG	Chemicals	92	62,654
	Flughafen Zurich AG	Transportation Infrastructure	230	43,948
	Geberit AG	Building Products	391	196,184
	Georg Fischer AG	Machinery	966	54,541
	Givaudan SA	Chemicals	94	307,648

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Helvetia Holding AG	Insurance	414	$58,108
	Julius Baer Group Ltd.	Capital Markets	2,415	155,386
	Kuehne & Nagel International AG	Marine Transportation	598	170,614
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,863	128,870
	Lonza Group AG	Life Sciences Tools & Services	874	406,618
	Nestle SA	Food Products	31,579	3,581,117
	Novartis AG	Pharmaceuticals	24,472	2,511,135
	Partners Group Holding AG	Capital Markets	253	286,105
	PSP Swiss Property AG	Real Estate Management & Development	529	62,569
	Roche Holding AG	Pharmaceuticals	8,188	2,241,675
	Roche Holding AG	Pharmaceuticals	345	101,599
	Schindler Holding AG, PC	Machinery	483	96,621
	Schindler Holding AG	Machinery	230	44,451
	SGS SA	Professional Services	1,725	145,233
	SIG Group AG	Containers & Packaging	3,910	96,767
	Sika AG	Chemicals	1,587	404,383
	Sonova Holding AG	Health Care Equipment & Supplies	598	142,309
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	7,636	331,348
	Straumann Holding AG	Health Care Equipment & Supplies	1,265	162,066
	Swatch Group AG	Textiles, Apparel & Luxury Goods	345	88,777
	Swatch Group AG	Textiles, Apparel & Luxury Goods	621	30,446
	Swiss Life Holding AG	Insurance	391	244,311
	Swiss Prime Site AG	Real Estate Management & Development	897	82,316
	Swiss Re AG	Insurance	3,404	350,968
	Swisscom AG	Diversified Telecommunication Services	299	177,870
	Tecan Group AG	Life Sciences Tools & Services	161	54,418
	Temenos AG	Software	713	50,209
	UBS Group AG	Capital Markets	33,672	835,175
b	VAT Group AG	Machinery	299	107,533
	Zurich Insurance Group AG	Insurance	1,748	802,727

				17,458,141

	United Kingdom 19.5%
	3i Group PLC	Capital Markets	11,270	285,153
	abrdn PLC	Capital Markets	22,103	42,018
	Admiral Group PLC	Insurance	3,588	104,097
	Allfunds Group PLC	Capital Markets	3,979	22,075
	Anglo American PLC	Metals & Mining	14,260	394,311
	Ashtead Group PLC	Trading Companies & Distributors	5,175	315,944
	Associated British Foods PLC	Food Products	4,048	102,175
	AstraZeneca PLC	Pharmaceuticals	17,480	2,368,635
b	Auto Trader Group PLC	Interactive Media & Services	10,465	78,886
	Aviva PLC	Insurance	32,453	154,402
	B&M European Value Retail SA	Broadline Retail	11,063	79,181
	BAE Systems PLC	Aerospace & Defense	35,926	437,530
	Barclays PLC	Banks	183,011	355,031
	Barratt Developments PLC	Household Durables	11,546	62,162
	Beazley PLC	Insurance	7,751	52,364
	Berkeley Group Holdings PLC	Household Durables	1,219	61,106
	BP PLC	Oil, Gas & Consumable Fuels	200,261	1,298,893
	British American Tobacco PLC	Tobacco	26,312	827,606
	British Land Co. PLC	Diversified REITs	10,902	42,168
	BT Group PLC	Diversified Telecommunication Services	74,451	106,047
	Bunzl PLC	Trading Companies & Distributors	3,979	142,103
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,462	103,939
	Centrica PLC	Multi-Utilities	65,757	123,961
	CNH Industrial NV	Machinery	11,500	140,507
	Compass Group PLC	Hotels, Restaurants & Leisure	20,608	503,062

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
b	ConvaTec Group PLC	Health Care Equipment & Supplies	19,481	$51,787
	Croda International PLC	Chemicals	1,656	99,343
	Dechra Pharmaceuticals PLC	Pharmaceuticals	1,288	59,550
	Diageo PLC	Beverages	26,128	967,558
	Dowlais Group PLC	Automobile Components	15,916	20,864
	DS Smith PLC	Containers & Packaging	15,134	53,033
	Endeavour Mining PLC	Metals & Mining	2,162	41,852
	Ferguson PLC	Trading Companies & Distributors	2,415	399,846
	GSK PLC	Pharmaceuticals	47,564	866,169
	Haleon PLC	Personal Care Products	61,663	256,533
	Halma PLC	Electronic Equipment, Instruments & Components	4,485	106,117
	Hargreaves Lansdown PLC	Capital Markets	4,508	42,543
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,863	47,479
	Howden Joinery Group PLC	Trading Companies & Distributors	6,118	54,989
	HSBC Holdings PLC	Banks	233,427	1,837,380
	IMI PLC	Machinery	3,036	58,104
	Imperial Brands PLC	Tobacco	10,695	217,607
	Informa PLC	Media	16,353	149,777
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,978	146,641
	Intermediate Capital Group PLC	Capital Markets	3,289	55,519
a	International Consolidated Airlines Group SA	Passenger Airlines	13,156	23,765
	Intertek Group PLC	Professional Services	1,909	95,811
	ITV PLC	Media	43,631	37,608
	J Sainsbury PLC	Consumer Staples Distribution & Retail	20,286	62,593
	JD Sports Fashion PLC	Specialty Retail	29,233	53,413
	Johnson Matthey PLC	Chemicals	2,162	42,960
	Kingfisher PLC	Specialty Retail	22,218	60,555
	Land Securities Group PLC	Diversified REITs	8,648	62,255
	Legal & General Group PLC	Insurance	70,012	190,133
	Lloyds Banking Group PLC	Banks	760,932	412,089
	London Stock Exchange Group PLC	Capital Markets	5,359	538,580
	M&G PLC	Financial Services	25,898	62,366
	Melrose Industries PLC	Aerospace & Defense	15,916	91,148
	Mondi PLC	Paper & Forest Products	5,750	96,324
	National Grid PLC	Multi-Utilities	43,447	519,686
	NatWest Group PLC	Banks	64,952	186,856
	Next PLC	Broadline Retail	1,426	126,987
a,c	NMC Health PLC	Health Care Providers & Services	1,159	—
a	Ocado Group PLC	Consumer Staples Distribution & Retail	7,199	52,756
	Pearson PLC	Diversified Consumer Services	8,418	89,225
a	Pepco Group NV	Broadline Retail	1,702	7,892
	Persimmon PLC	Household Durables	3,772	49,607
	Phoenix Group Holdings PLC	Insurance	8,694	51,168
	Prudential PLC	Insurance	32,614	353,805
	Reckitt Benckiser Group PLC	Household Products	8,487	600,189
	RELX PLC	Professional Services	22,425	759,540
	Renishaw PLC	Electronic Equipment, Instruments & Components	391	16,808
	Rentokil Initial PLC	Commercial Services & Supplies	29,969	223,203
	Rightmove PLC	Interactive Media & Services	9,683	66,444
a	Rolls-Royce Holdings PLC	Aerospace & Defense	99,337	267,832
	RS Group PLC	Trading Companies & Distributors	5,635	50,579
	Sage Group PLC	Software	12,121	146,315
	Schroders PLC	Capital Markets	9,959	49,497
	Segro PLC	Industrial REITs	14,490	127,231
	Severn Trent PLC	Water Utilities	2,967	85,645
	Smith & Nephew PLC	Health Care Equipment & Supplies	10,373	129,520
	Smiths Group PLC	Industrial Conglomerates	4,163	82,289

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Spirax-Sarco Engineering PLC	Machinery	874	$101,620
	SSE PLC	Electric Utilities	12,857	252,651
	St. James’s Place PLC	Capital Markets	6,302	64,012
	Standard Chartered PLC	Banks	26,910	248,965
	Tate & Lyle PLC	Food Products	4,692	39,257
	Taylor Wimpey PLC	Household Durables	42,067	60,228
	Tesco PLC	Consumer Staples Distribution & Retail	83,720	269,971
	Unilever PLC	Personal Care Products	29,647	1,469,861
	UNITE Group PLC	Residential REITs	4,071	44,596
	United Utilities Group PLC	Water Utilities	8,119	93,963
	Vodafone Group PLC	Wireless Telecommunication Services	258,221	242,115
	Weir Group PLC	Machinery	3,105	72,063
	Whitbread PLC	Hotels, Restaurants & Leisure	2,323	98,216
a	Wise PLC, Class A	Financial Services	8,372	70,058
	WPP PLC	Media	12,328	110,294

				22,846,591

	United States 0.7%
	Holcim AG, Class B	Construction Materials	5,865	376,852
	Stellantis NV	Automobiles	25,714	495,762

				872,614

	Total Common Stocks (Cost $123,067,912)			115,433,196

	Preferred Stocks 0.6%
	Germany 0.6%
d	Bayerische Motoren Werke AG, 9.649%, pfd.	Automobiles	667	62,356
d	FUCHS SE, 2.906%, pfd.	Chemicals	805	31,382
d	Henkel AG & Co. KGaA, 2.742%, pfd.	Household Products	1,932	137,990
d	Sartorius AG, 0.447%, pfd.	Life Sciences Tools & Services	299	101,871
d	Sixt SE, 10.515%, pfd.	Ground Transportation	184	11,357
d	Volkswagen AG, 25.537%, pfd.	Automobiles	2,369	273,241

				618,197

	Spain 0.0%†
d	Grifols SA, Class B, pfd., B	Biotechnology	2,990	27,399

	Total Preferred Stocks (Cost $805,645)			645,596

	Total Investments (Cost $123,873,557) 98.9%			116,078,792
	Other Assets, less Liabilities 1.1%			1,327,873

	Net Assets 100.0%			$117,406,665

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $2,362,658, representing 2.0% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	18	$801,177		12/15/23	$(14,410)
FTSE 100 IDX FUT DEC23	Long	3	280,885		12/15/23	2,486

Total Futures Contracts						$(11,924)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE Eurozone ETFa

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.60	$27.12	$25.72	$19.15	$22.81	$23.88

Income from investment operations[b]:

Net investment income[c]	0.41	0.86	0.76	0.59	0.73	0.79

Net realized and unrealized gains (losses)	(1.75)	0.65	1.51	6.45	(2.92)	0.62

Total from investment operations	(1.34)	1.51	2.27	7.04	(2.19)	1.41

Less distributions from:

Net investment income	(0.35)	(0.64)	(0.87)	(0.47)	(1.47)	(0.38)

Net realized gains	—	(4.39)	—	—	—	(2.10)

Total distributions	(0.35)	(5.03)	(0.87)	(0.47)	(1.47)	(2.48)

Net asset value, end of period	$21.91	$23.60	$27.12	$25.72	$19.15	$22.81

Total return[d]	(5.85)%	7.53%	8.75%	36.92%	(10.67)%	6.98%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.15%[f]	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.15%[f]	0.09%	0.09%	0.09%	0.09%

Net investment income	3.49%	3.44%	2.77%	2.58%	3.10%	3.28%

Supplemental data

Net assets, end of period (000’s)	$17,526	$14,163	$21,695	$15,429	$3,831	$4,563

Portfolio turnover rate[g]	72.75%[h]	22.30%[h]	11.67%[h]	12.87%[h]	14.81%[h]	26.81%

[a]Effective August 1, 2023,Formerly, Franklin FTSE Europe Hedged ETF was renamed Franklin FTSE Eurozone ETF.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[e]Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

[f]Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	73.43%	22.37%	11.67%	12.87%	14.81%	—

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Eurozone ETF

		Industry	Shares	Value
	Common Stocks 98.4%
	Austria 0.7%
	ANDRITZ AG	Machinery	248	$12,556
	Erste Group Bank AG	Banks	1,104	38,362
a	Eurotelesites AG	Diversified Telecommunication Services	123	539
	OMV AG	Oil, Gas & Consumable Fuels	508	24,375
a	Raiffeisen Bank International AG	Banks	464	6,785
	Telekom Austria AG	Diversified Telecommunication Services	492	3,438
	Verbund AG	Electric Utilities	236	19,252
	voestalpine AG	Metals & Mining	388	10,615

				115,922

	Belgium 2.5%
	Ackermans & van Haaren NV	Construction & Engineering	80	12,121
	Ageas SA	Insurance	592	24,463
	Anheuser-Busch InBev SA	Beverages	3,120	173,456
	D’ieteren Group	Distributors	80	13,543
	Elia Group SA	Electric Utilities	136	13,341
	Groupe Bruxelles Lambert NV	Financial Services	360	26,894
	KBC Group NV	Banks	884	55,351
	Lotus Bakeries NV	Food Products	1	8,142
	Sofina SA	Financial Services	60	12,184
	Solvay SA	Chemicals	252	27,974
	UCB SA	Pharmaceuticals	436	35,794
	Umicore SA	Chemicals	732	17,399
	Warehouses De Pauw CVA	Industrial REITs	560	13,898

				434,560

	Finland 3.4%
	Elisa Oyj	Diversified Telecommunication Services	512	23,792
	Fortum Oyj	Electric Utilities	1,564	18,207
	Kesko Oyj, Class B	Consumer Staples Distribution & Retail	972	17,464
	Kone Oyj, Class B	Machinery	1,172	49,535
	Metso Oyj	Machinery	2,296	24,197
	Neste Oyj	Oil, Gas & Consumable Fuels	1,492	50,754
	Nokia Oyj	Communications Equipment	18,872	71,291
	Nordea Bank Abp	Banks	12,264	135,195
	Orion Oyj, Class B	Pharmaceuticals	376	14,817
	Sampo Oyj, Class A	Insurance	1,708	74,106
	Stora Enso Oyj, Class R	Paper & Forest Products	2,060	25,932
	UPM-Kymmene Oyj	Paper & Forest Products	1,912	65,730
	Valmet Oyj	Machinery	592	13,576
	Wartsila Oyj Abp	Machinery	1,740	19,813

				604,409

	France 34.8%
	Accor SA	Hotels, Restaurants & Leisure	660	22,319
	Aeroports de Paris SA	Transportation Infrastructure	116	13,743
	Air Liquide SA	Chemicals	1,844	312,061
	Airbus SE	Aerospace & Defense	2,100	282,324
b	ALD SA	Ground Transportation	704	5,467
	Alstom SA	Machinery	1,024	24,502
b	Amundi SA	Capital Markets	204	11,523
	Arkema SA	Chemicals	204	20,208
	AXA SA	Insurance	6,380	190,351
	BioMerieux	Health Care Equipment & Supplies	152	14,777
	BNP Paribas SA	Banks	3,840	245,684
	Bollore SE	Entertainment	3,128	16,857
	Bouygues SA	Construction & Engineering	748	26,245
	Bureau Veritas SA	Professional Services	1,024	25,489

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Capgemini SE	IT Services	576	$101,111
	Carrefour SA	Consumer Staples Distribution & Retail	2,120	36,553
	Cie de L’Odet SE	Air Freight & Logistics	2	2,909
	Cie de Saint-Gobain SA	Building Products	1,676	100,932
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,516	77,437
	Covivio SA	Office REITs	196	8,736
	Credit Agricole SA	Banks	3,944	48,822
	Danone SA	Food Products	2,240	123,940
	Dassault Aviation SA	Aerospace & Defense	81	15,299
	Dassault Systemes SE	Software	2,400	89,685
	Edenred SE	Financial Services	896	56,235
	Eiffage SA	Construction & Engineering	260	24,786
	Engie SA	Multi-Utilities	5,956	91,625
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,092	190,951
	Eurazeo SE	Financial Services	172	10,280
	Gecina SA	Office REITs	184	18,848
	Getlink SE	Transportation Infrastructure	1,264	20,221
	Hermes International SCA	Textiles, Apparel & Luxury Goods	123	225,265
	Ipsen SA	Pharmaceuticals	124	16,306
a	JCDecaux SE	Media	264	4,478
	Kering SA	Textiles, Apparel & Luxury Goods	258	117,977
	Klepierre SA	Retail REITs	740	18,200
b	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	360	11,739
	Legrand SA	Electrical Equipment	924	85,404
	L’Oreal SA	Personal Care Products	828	344,697
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	888	673,538
b	Neoen SA	Independent Power Producers & Energy Traders	244	7,135
	Orange SA	Diversified Telecommunication Services	6,876	79,060
	Pernod Ricard SA	Beverages	736	123,003
	Publicis Groupe SA	Media	820	62,300
	Remy Cointreau SA	Beverages	80	9,796
	Renault SA	Automobiles	688	28,317
	Rexel SA	Trading Companies & Distributors	856	19,304
	Safran SA	Aerospace & Defense	1,224	192,624
	Sanofi	Pharmaceuticals	3,904	419,453
	Sartorius Stedim Biotech	Life Sciences Tools & Services	88	21,056
	Schneider Electric SE	Electrical Equipment	1,916	318,444
	SCOR SE	Insurance	540	16,849
	SEB SA	Household Durables	80	7,509
	Societe Generale SA	Banks	2,528	61,680
	Sodexo SA	Hotels, Restaurants & Leisure	312	32,214
a	SOITEC	Semiconductors & Semiconductor Equipment	88	14,698
	Teleperformance SE	Professional Services	208	26,294
	Thales SA	Aerospace & Defense	356	50,167
	TotalEnergies SE	Oil, Gas & Consumable Fuels	8,040	530,405
a	Ubisoft Entertainment SA	Entertainment	368	11,985
a	Unibail-Rodamco-Westfield	Retail REITs	368	18,215
	Valeo SE	Automobile Components	748	12,932
	Veolia Environnement SA	Multi-Utilities	2,280	66,215
	Vinci SA	Construction & Engineering	1,756	195,250
	Vivendi SE	Media	2,392	21,010
	Wendel SE	Financial Services	96	7,628
a,b	Worldline SA	Financial Services	876	24,717

				6,105,784

	Germany 24.2%
	adidas AG	Textiles, Apparel & Luxury Goods	592	104,434
	Allianz SE	Insurance	1,424	340,279

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	BASF SE	Chemicals	3,192	$145,151
	Bayer AG	Pharmaceuticals	3,528	169,768
	Bayerische Motoren Werke AG	Automobiles	1,120	114,287
	Bechtle AG	IT Services	296	13,864
	Beiersdorf AG	Personal Care Products	356	46,040
	Brenntag SE	Trading Companies & Distributors	556	43,255
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	11,575
	Commerzbank AG	Banks	3,736	42,680
	Continental AG	Automobile Components	388	27,425
a,b	Covestro AG	Chemicals	684	36,977
	CTS Eventim AG & Co. KGaA	Entertainment	212	12,087
	Daimler Truck Holding AG	Machinery	1,924	66,855
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	676	19,446
	Deutsche Bank AG	Capital Markets	7,236	80,059
	Deutsche Boerse AG	Capital Markets	660	114,389
a	Deutsche Lufthansa AG	Passenger Airlines	2,148	17,070
	Deutsche Post AG	Air Freight & Logistics	3,384	138,064
	Deutsche Telekom AG	Diversified Telecommunication Services	12,152	255,620
	Deutsche Wohnen SE	Real Estate Management & Development	176	4,006
b	DWS Group GmbH & Co. KGaA	Capital Markets	124	4,227
	E.ON SE	Multi-Utilities	7,952	94,295
	Evonik Industries AG	Chemicals	736	13,500
	Fielmann Group AG	Specialty Retail	88	3,809
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	6,596
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	732	31,651
	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,476	46,038
	FUCHS SE	Chemicals	116	3,727
	GEA Group AG	Machinery	580	21,468
	Hannover Rueck SE	Insurance	216	47,545
	Heidelberg Materials AG	Construction Materials	500	38,920
	Hella GmbH & Co. KGaA	Automobile Components	80	5,675
a	HelloFresh SE	Consumer Staples Distribution & Retail	580	17,366
	Henkel AG & Co. KGaA	Household Products	360	22,762
	HOCHTIEF AG	Construction & Engineering	76	7,705
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,676	155,230
	KION Group AG	Machinery	256	9,863
	Knorr-Bremse AG	Machinery	236	15,037
a	LEG Immobilien SE	Real Estate Management & Development	268	18,540
	Mercedes-Benz Group AG	Automobiles	3,084	215,143
	Merck KGaA	Pharmaceuticals	464	77,693
	MTU Aero Engines AG	Aerospace & Defense	192	34,913
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	496	193,829
	Nemetschek SE	Software	196	12,011
	Puma SE	Textiles, Apparel & Luxury Goods	356	22,163
	Rational AG	Machinery	17	10,799
	Rheinmetall AG	Aerospace & Defense	156	40,284
	RWE AG	Independent Power Producers & Energy Traders	2,556	95,122
	SAP SE	Software	3,936	511,820
	Sartorius AG	Life Sciences Tools & Services	8	2,236
b	Scout24 SE	Interactive Media & Services	264	18,353
	Siemens AG	Industrial Conglomerates	2,672	383,779
a	Siemens Energy AG	Electrical Equipment	1,552	20,343
b	Siemens Healthineers AG	Health Care Equipment & Supplies	992	50,413
	Sixt SE	Ground Transportation	48	4,462
	Symrise AG	Chemicals	468	44,753
	Talanx AG	Insurance	192	12,197

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	3,216	$5,771
	thyssenkrupp AG	Metals & Mining	1,768	13,526
	Traton SE	Machinery	168	3,545
	Volkswagen AG	Automobiles	104	13,731
	Vonovia SE	Real Estate Management & Development	2,504	60,472
	Wacker Chemie AG	Chemicals	52	7,468
a,b	Zalando SE	Specialty Retail	792	17,718

				4,239,829

	Ireland 0.9%
	AIB Group PLC	Banks	4,532	20,441
	Bank of Ireland Group PLC	Banks	3,768	37,061
	Glanbia PLC	Food Products	644	10,644
	Kerry Group PLC, Class A	Food Products	552	46,275
	Kingspan Group PLC	Building Products	544	40,870

				155,291

	Italy 7.4%
	A2A SpA	Multi-Utilities	5,404	9,646
	Amplifon SpA	Health Care Providers & Services	464	13,814
	Assicurazioni Generali SpA	Insurance	4,828	98,987
	Banca Mediolanum SpA	Financial Services	868	7,446
	Banco BPM SpA	Banks	4,916	23,604
	Buzzi SpA	Construction Materials	308	8,452
	Davide Campari-Milano NV	Beverages	1,784	21,089
	DiaSorin SpA	Health Care Equipment & Supplies	76	6,954
	Enel SpA	Electric Utilities	27,864	171,696
	Eni SpA	Oil, Gas & Consumable Fuels	7,792	125,859
	Ferrari NV	Automobiles	424	125,560
	FinecoBank Banca Fineco SpA	Banks	2,192	26,724
	Hera SpA	Multi-Utilities	2,820	7,733
b	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,272	15,171
	Interpump Group SpA	Machinery	284	13,077
	Intesa Sanpaolo SpA	Banks	55,460	143,273
	Italgas SpA	Gas Utilities	1,760	9,041
	Leonardo SpA	Aerospace & Defense	1,436	20,768
	Mediobanca Banca di Credito Finanziario SpA	Banks	2,320	30,777
	Moncler SpA	Textiles, Apparel & Luxury Goods	732	42,687
a,b	Nexi SpA	Financial Services	1,996	12,232
b	Pirelli & C SpA	Automobile Components	1,756	8,480
b	Poste Italiane SpA	Insurance	1,628	17,181
	Prysmian SpA	Electrical Equipment	944	38,129
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	348	16,473
	Reply SpA	IT Services	80	7,543
	Snam SpA	Gas Utilities	8,184	38,550
a	Telecom Italia SpA	Diversified Telecommunication Services	38,520	12,076
a	Telecom Italia SpA	Diversified Telecommunication Services	21,652	6,815
	Tenaris SA	Energy Equipment & Services	1,676	26,590
	Terna - Rete Elettrica Nazionale	Electric Utilities	5,048	38,096
	UniCredit SpA	Banks	6,332	152,382
	UnipolSai Assicurazioni SpA	Insurance	1,504	3,640

				1,300,545

	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	1,784	44,907
	Eurofins Scientific SE	Life Sciences Tools & Services	440	24,923
	RTL Group SA	Media	140	4,817

				74,647

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands 13.5%
	Aalberts NV	Machinery	344	$12,631
b	ABN AMRO Bank NV, GDR	Banks	1,372	19,523
a,b	Adyen NV	Financial Services	106	79,199
	Aegon NV	Insurance	6,084	29,515
	Akzo Nobel NV	Chemicals	612	44,372
a	Argenx SE	Biotechnology	208	101,433
	ASM International NV	Semiconductors & Semiconductor Equipment	168	70,703
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,416	838,197
	ASR Nederland NV	Insurance	524	19,706
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	268	26,388
b	CTP NV	Real Estate Management & Development	368	5,276
b	Euronext NV	Capital Markets	292	20,404
	EXOR NV	Financial Services	364	32,349
	Ferrovial SE	Construction & Engineering	1,860	57,050
	Heineken Holding NV	Beverages	476	35,983
	Heineken NV	Beverages	1,004	88,717
	IMCD NV	Trading Companies & Distributors	204	25,918
	ING Groep NV	Banks	12,944	171,991
	JDE Peet’s NV	Food Products	432	12,084
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,492	105,443
	Koninklijke KPN NV	Diversified Telecommunication Services	11,408	37,672
	Koninklijke Philips NV	Health Care Equipment & Supplies	3,304	66,345
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	232	7,963
	NN Group NV	Insurance	1,012	32,615
a	OCI NV	Chemicals	348	9,723
	Prosus NV	Broadline Retail	5,536	163,646
a	QIAGEN NV	Life Sciences Tools & Services	792	32,091
	Randstad NV	Professional Services	396	21,961
b	Signify NV	Electrical Equipment	448	12,100
	Universal Music Group NV	Entertainment	2,692	70,484
	Wolters Kluwer NV	Professional Services	880	106,820

				2,358,302

	Poland 0.0%†
a	InPost SA	Air Freight & Logistics	732	8,525

	Portugal 0.5%
	EDP - Energias de Portugal SA	Electric Utilities	10,776	44,906
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,796	26,697
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	988	22,239

				93,842

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	1,168	—

	Spain 8.0%
	Acciona SA	Electric Utilities	80	10,223
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	792	28,569
b	Aena SME SA	Transportation Infrastructure	252	38,046
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,616	98,003
	Banco Bilbao Vizcaya Argentaria SA	Banks	21,508	175,569
	Banco de Sabadell SA	Banks	18,888	22,008
	Banco Santander SA	Banks	57,448	220,088
	Bankinter SA	Banks	2,456	15,716
	CaixaBank SA	Banks	13,576	54,419
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	2,008	70,093
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	5,270
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,060	17,412
	Enagas SA	Gas Utilities	892	14,808

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Endesa SA	Electric Utilities	1,136	$23,183
a	Grifols SA	Biotechnology	1,176	15,308
	Iberdrola SA	Electric Utilities	21,320	239,156
	Industria de Diseno Textil SA	Specialty Retail	3,768	140,785
	Mapfre SA	Insurance	3,556	7,266
	Merlin Properties Socimi SA	Diversified REITs	1,200	10,145
	Naturgy Energy Group SA	Gas Utilities	492	13,419
	Redeia Corp. SA	Electric Utilities	1,548	24,412
	Repsol SA	Oil, Gas & Consumable Fuels	4,604	75,896
	Telefonica SA	Diversified Telecommunication Services	17,988	73,665

				1,393,459

	Switzerland 0.9%
	DSM-Firmenich AG	Chemicals	624	52,938
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,336	101,366

				154,304

	United Kingdom 0.3%
	Allfunds Group PLC	Capital Markets	1,172	6,502
	CNH Industrial NV	Machinery	3,488	42,616
a,c	NMC Health PLC	Health Care Providers & Services	60	—

				49,118

	United States 0.9%
	Stellantis NV	Automobiles	7,816	150,691

	Total Common Stocks (Cost $19,595,500)			17,239,228

	Preferred Stocks 1.1%
	Germany 1.1%
d	Bayerische Motoren Werke AG, 9.649%, pfd.	Automobiles	204	19,071
d	FUCHS SE, 2.906%, pfd.	Chemicals	244	9,512
d	Henkel AG & Co. KGaA, 2.742%, pfd.	Household Products	592	42,283
d	Sartorius AG, 0.447%, pfd.	Life Sciences Tools & Services	88	29,982
d	Sixt SE, 10.515%, pfd.	Ground Transportation	60	3,704
d	Volkswagen AG, 25.537%, pfd.	Automobiles	724	83,506

				188,058

	Spain 0.0%†
a	Grifols SA, Class B, pfd., B	Biotechnology	908	8,320

	Total Preferred Stocks (Cost $248,254)			196,378

	Total Investments before Short-Term Investments (Cost $19,843,754)			17,435,606

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
d,e	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	Money Market Funds	996	$996

	Total Short-Term Investments (Cost $996)			996

	Total Investments (Cost $19,844,750) 99.5%			17,436,602
	Other Assets, less Liabilities 0.5%			89,166

	Net Assets 100.0%			$17,525,768

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $505,420, representing 2.9% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	2	$89,020		12/15/23	$(738)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.67	$28.82	$28.44	$19.34	$23.86	$25.33

Income from investment operations[a]:

Net investment income[b]	0.67	1.01	0.85	0.40	0.52	0.70

Net realized and unrealized gains (losses)	(1.69)	1.63	0.41	9.10	(4.47)	(1.48)

Total from investment operations	(1.02)	2.64	1.26	9.50	(3.95)	(0.78)

Less distributions from net investment income	(0.47)	(0.79)	(0.88)	(0.40)	(0.57)	(0.69)

Net asset value, end of period	$29.18	$30.67	$28.82	$28.44	$19.34	$23.86

Total return[c]	(3.42)%	9.84%	4.23%	49.47%	(17.08)%	(3.07)%

Ratios to average net assets[d]

Total expenses	0.25%[e]	0.38%[e]	0.09%	0.09%	0.09%	0.09%

Net investment income	4.35%	3.87%	2.77%	1.68%	2.14%	2.90%

Supplemental data

Net assets, end of period (000’s)	$5,837	$6,134	$10,088	$7,111	$8,702	$2,386

Portfolio turnover rate[f]	2.50%[g]	4.87%[g]	5.94%[g]	4.56%[g]	2.60%[g]	5.80%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the period ended September 30, 2023 and year ended March 31, 2023.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.50%	4.87%	5.94%	4.56%	2.60%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE France ETF

		Industry	Shares	Value
	Common Stocks 98.7%
	France 96.4%
	Accor SA	Hotels, Restaurants & Leisure	604	$20,425
	Aeroports de Paris SA	Transportation Infrastructure	108	12,795
	Air Liquide SA	Chemicals	1,700	287,692
	Airbus SE	Aerospace & Defense	1,936	260,276
a	ALD SA	Ground Transportation	644	5,001
	Alstom SA	Machinery	952	22,779
a	Amundi SA	Capital Markets	192	10,845
	Arkema SA	Chemicals	188	18,623
	AXA SA	Insurance	5,868	175,075
	BioMerieux	Health Care Equipment & Supplies	144	13,999
	BNP Paribas SA	Banks	3,540	226,490
	Bollore SE	Entertainment	2,876	15,499
	Bouygues SA	Construction & Engineering	700	24,561
	Bureau Veritas SA	Professional Services	940	23,398
	Capgemini SE	IT Services	532	93,388
	Carrefour SA	Consumer Staples Distribution & Retail	1,920	33,104
	Cie de L’Odet SE	Air Freight & Logistics	1	1,455
	Cie de Saint-Gobain SA	Building Products	1,544	92,982
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,312	71,158
	Covivio SA	Office REITs	172	7,667
	Credit Agricole SA	Banks	3,620	44,812
	Danone SA	Food Products	2,060	113,980
	Dassault Aviation SA	Aerospace & Defense	74	13,977
	Dassault Systemes SE	Software	2,212	82,659
	Edenred SE	Financial Services	820	51,465
	Eiffage SA	Construction & Engineering	240	22,879
	Engie SA	Multi-Utilities	5,508	84,733
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,008	176,262
	Eurazeo SE	Financial Services	156	9,324
	Gecina SA	Office REITs	172	17,619
	Getlink SE	Transportation Infrastructure	1,164	18,621
	Hermes International SCA	Textiles, Apparel & Luxury Goods	113	206,951
	Ipsen SA	Pharmaceuticals	112	14,728
b	JCDecaux SE	Media	236	4,003
	Kering SA	Textiles, Apparel & Luxury Goods	237	108,374
	Klepierre SA	Retail REITs	684	16,823
a	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	332	10,826
	Legrand SA	Electrical Equipment	848	78,380
	L’Oreal SA	Personal Care Products	765	318,470
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	818	620,444
a	Neoen SA	Independent Power Producers & Energy Traders	224	6,550
	Orange SA	Diversified Telecommunication Services	6,324	72,714
	Pernod Ricard SA	Beverages	680	113,644
	Publicis Groupe SA	Media	756	57,438
	Remy Cointreau SA	Beverages	72	8,816
	Renault SA	Automobiles	628	25,848
	Rexel SA	Trading Companies & Distributors	792	17,861
	Safran SA	Aerospace & Defense	1,128	177,516
	Sanofi	Pharmaceuticals	3,596	386,361
	Sartorius Stedim Biotech	Life Sciences Tools & Services	79	18,903
	Schneider Electric SE	Electrical Equipment	1,764	293,181
	SCOR SE	Insurance	500	15,601
	SEB SA	Household Durables	76	7,133
	Societe Generale SA	Banks	2,336	56,996
	Sodexo SA	Hotels, Restaurants & Leisure	288	29,736
b	SOITEC	Semiconductors & Semiconductor Equipment	84	14,029
	Teleperformance SE	Professional Services	191	24,145

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SCHEDULE OF INVESTMENTS

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Thales SA	Aerospace & Defense	328	$46,222
	TotalEnergies SE	Oil, Gas & Consumable Fuels	7,408	488,711
b	Ubisoft Entertainment SA	Entertainment	336	10,943
b	Unibail-Rodamco-Westfield	Retail REITs	340	16,829
	Valeo SE	Automobile Components	688	11,895
	Veolia Environnement SA	Multi-Utilities	2,100	60,987
	Vinci SA	Construction & Engineering	1,620	180,128
	Vivendi SE	Media	2,192	19,253
	Wendel SE	Financial Services	88	6,992
a,b	Worldline SA	Financial Services	808	22,798

				5,623,772

	Luxembourg 0.4%
	Eurofins Scientific SE	Life Sciences Tools & Services	404	22,884

	Netherlands 0.3%
a	Euronext NV	Capital Markets	272	19,006

	Switzerland 1.6%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,148	93,208

	Total Common Stocks (Cost $5,875,495)			5,758,870

	Total Investments (Cost $5,875,495) 98.7%			5,758,870
	Other Assets, less Liabilities 1.3%			77,851

	Net Assets 100.0%			$5,836,721

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $75,026, representing 1.3% of net assets.

bNon-income producing.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
CAC 40 10 Euro	Long	1	$75,717		10/20/23	$(938)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.10	$22.37	$25.98	$16.73	$20.70	$24.60

Income from investment operations[a]:

Net investment income[b]	0.59	0.60	0.70	0.61	0.52	0.53

Net realized and unrealized gains (losses)	(1.51)	(0.20)	(3.63)	9.29	(3.92)	(3.83)

Total from investment operations	(0.92)	0.40	(2.93)	9.90	(3.40)	(3.30)

Less distributions from net investment income	(0.69)	(0.67)	(0.68)	(0.65)	(0.57)	(0.60)

Net asset value, end of period	$20.49	$22.10	$22.37	$25.98	$16.73	$20.70

Total return[c]	(4.42)%	2.41%	(11.68)%	59.79%	(17.00)%	(13.72)%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	5.33%	3.11%	2.73%	2.66%	2.46%	2.44%

Supplemental data

Net assets, end of period (000’s)	$15,368	$17,683	$16,775	$9,093	$4,182	$4,140

Portfolio turnover rate[e]	2.90%[f]	4.21%[f]	6.70%[f]	5.79%[f]	5.74%[f]	10.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	2.90%	4.21%	6.70%	5.79%	5.74%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 95.8%
	Germany 95.0%
	adidas AG	Textiles, Apparel & Luxury Goods	2,040	$359,874
	Allianz SE	Insurance	4,905	1,172,098
	BASF SE	Chemicals	11,010	500,661
	Bayer AG	Pharmaceuticals	12,120	583,217
	Bayerische Motoren Werke AG	Automobiles	3,855	393,373
	Bechtle AG	IT Services	1,020	47,776
	Beiersdorf AG	Personal Care Products	1,230	159,071
	Brenntag SE	Trading Companies & Distributors	1,905	148,203
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	450	39,459
	Commerzbank AG	Banks	12,885	147,197
	Continental AG	Automobile Components	1,335	94,361
a,b	Covestro AG	Chemicals	2,340	126,500
	CTS Eventim AG & Co. KGaA	Entertainment	720	41,050
	Daimler Truck Holding AG	Machinery	6,615	229,859
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	2,340	67,313
	Deutsche Bank AG	Capital Markets	24,915	275,658
	Deutsche Boerse AG	Capital Markets	2,265	392,564
b	Deutsche Lufthansa AG	Passenger Airlines	7,380	58,649
	Deutsche Post AG	Air Freight & Logistics	11,610	473,676
	Deutsche Telekom AG	Diversified Telecommunication Services	41,790	879,063
	Deutsche Wohnen SE	Real Estate Management & Development	630	14,341
a	DWS Group GmbH & Co. KGaA	Capital Markets	420	14,319
	E.ON SE	Multi-Utilities	27,375	324,613
	Evonik Industries AG	Chemicals	2,550	46,774
	Fielmann Group AG	Specialty Retail	285	12,335
b	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	435	23,138
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,535	109,612
	Fresenius SE & Co. KGaA	Health Care Providers & Services	5,085	158,605
	FUCHS SE	Chemicals	420	13,496
	GEA Group AG	Machinery	1,995	73,843
	Hannover Rueck SE	Insurance	735	161,784
	Heidelberg Materials AG	Construction Materials	1,725	134,273
	Hella GmbH & Co. KGaA	Automobile Components	285	20,217
b	HelloFresh SE	Consumer Staples Distribution & Retail	1,995	59,733
	Henkel AG & Co. KGaA	Household Products	1,230	77,771
	HOCHTIEF AG	Construction & Engineering	255	25,851
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	16,125	535,303
	KION Group AG	Machinery	900	34,675
	Knorr-Bremse AG	Machinery	810	51,610
b	LEG Immobilien SE	Real Estate Management & Development	915	63,299
	Mercedes-Benz Group AG	Automobiles	10,605	739,816
	Merck KGaA	Pharmaceuticals	1,590	266,232
	MTU Aero Engines AG	Aerospace & Defense	660	120,015
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,701	664,725
	Nemetschek SE	Software	675	41,364
	Puma SE	Textiles, Apparel & Luxury Goods	1,215	75,639
	Rational AG	Machinery	60	38,115
	Rheinmetall AG	Aerospace & Defense	540	139,444
	RWE AG	Independent Power Producers & Energy Traders	8,790	327,120
	SAP SE	Software	13,530	1,759,383
	Sartorius AG	Life Sciences Tools & Services	30	8,385
a	Scout24 SE	Interactive Media & Services	915	63,608
	Siemens AG	Industrial Conglomerates	9,210	1,322,833
b	Siemens Energy AG	Electrical Equipment	5,295	69,403
a	Siemens Healthineers AG	Health Care Equipment & Supplies	3,420	173,804
	Sixt SE	Ground Transportation	165	15,338

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SCHEDULE OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Symrise AG	Chemicals	1,605	$153,480
	Talanx AG	Insurance	675	42,879
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	10,935	19,624
	thyssenkrupp AG	Metals & Mining	6,030	46,133
	Traton SE	Machinery	615	12,977
	Volkswagen AG	Automobiles	360	47,529
	Vonovia SE	Real Estate Management & Development	8,610	207,932
	Wacker Chemie AG	Chemicals	180	25,851
a,b	Zalando SE	Specialty Retail	2,715	60,738

				14,587,581

	Luxembourg 0.1%
	RTL Group SA	Media	465	16,000

	Netherlands 0.7%
b	QIAGEN NV	Life Sciences Tools & Services	2,715	110,008

	Total Common Stocks (Cost $17,070,266)			14,713,589

	Preferred Stocks 4.2%
	Germany 4.2%
c	Bayerische Motoren Werke AG, 9.649%, pfd.	Automobiles	705	65,909
c	FUCHS SE, 2.906%, pfd.	Chemicals	855	33,331
c	Henkel AG & Co. KGaA, 2.742%, pfd.	Household Products	2,040	145,703
c	Sartorius AG, 0.447%, pfd.	Life Sciences Tools & Services	304	103,575
c	Sixt SE, 10.515%, pfd.	Ground Transportation	210	12,962
c	Volkswagen AG, 25.537%, pfd.	Automobiles	2,490	287,197

	Total Preferred Stocks (Cost $971,424)			648,677

	Total Investments (Cost $18,041,690) 100.0%			15,362,266
	Other Assets, less Liabilities 0.0%†			5,618

	Net Assets 100.0%			$15,367,884

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $506,282, representing 3.3% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

210	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.34	$23.43	$28.10	$20.58	$26.82	$26.17

Income from investment operations[a]:

Net investment income[b]	0.63	0.77	0.74	0.72	0.77	0.66

Net realized and unrealized gains (losses)	(3.46)	(2.03)	(4.72)	7.61	(6.25)	0.59

Total from investment operations	(2.83)	(1.26)	(3.98)	8.33	(5.48)	1.25

Less distributions from net investment income	(0.36)	(0.83)	(0.69)	(0.81)	(0.76)	(0.60)

Net asset value, end of period	$18.15	$21.34	$23.43	$28.10	$20.58	$26.82

Total return[c]	(13.47)%	(5.39)%	(14.41)%	41.14%	(20.90)%	4.97%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	6.30%	3.60%	2.79%	2.99%	3.10%	2.67%

Supplemental data

Net assets, end of period (000’s)	$10,890	$17,069	$17,573	$16,862	$15,433	$20,118

Portfolio turnover rate[e]	2.66%[f]	9.00%[f]	9.91%[f]	14.84%[f]	5.99%[f]	5.33%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	2.66%	8.84%	9.74%	14.84%	5.99%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry	Shares	Value
	Common Stocks 99.4%
	Cambodia 0.2%
a	NagaCorp Ltd.	Hotels, Restaurants & Leisure	36,922	$17,820

	China 9.4%
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	19,500	33,364
	BOC Hong Kong Holdings Ltd.	Banks	104,000	284,837
b	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	49,800	98,304
	China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	72,000	13,790
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	51,600	77,744
b	ESR Group Ltd., Class H	Real Estate Management & Development	81,600	114,609
a	HUTCHMED China Ltd.	Pharmaceuticals	14,000	47,639
	Kerry Logistics Network Ltd.	Air Freight & Logistics	8,500	7,597
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	219,000	225,659
a	MMG Ltd.	Metals & Mining	72,000	22,064
	Nexteer Automotive Group Ltd.	Automobile Components	24,000	13,085
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	21,900
	SITC International Holdings Co. Ltd.	Marine Transportation	37,000	62,172

				1,022,764

	Hong Kong 75.9%
	AIA Group Ltd.	Insurance	257,800	2,101,742
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	9,000	80,556
	Bank of East Asia Ltd., Class A	Banks	27,600	34,254
	Cafe de Coral Holdings Ltd., Class A	Hotels, Restaurants & Leisure	8,000	8,652
a	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	30,000	30,797
	Champion REIT, Class A	Office REITs	54,000	17,789
	CK Asset Holdings Ltd.	Real Estate Management & Development	56,500	297,583
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	17,000	80,422
	CLP Holdings Ltd.	Electric Utilities	47,800	353,685
	Dah Sing Banking Group Ltd., Class A	Banks	12,000	7,937
	Dah Sing Financial Holdings Ltd., Class H	Banks	4,800	10,149
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	9,000	23,940
	Guotai Junan International Holdings Ltd.	Capital Markets	72,000	5,608
a	Haitong International Securities Group Ltd.	Capital Markets	108,000	9,791
	Hang Lung Group Ltd.	Real Estate Management & Development	25,000	35,241
	Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	71,176
	Hang Seng Bank Ltd.	Banks	21,000	261,298
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	38,000	100,193
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	316,000	220,300
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	36,900	1,378,594
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	31,800	113,526
	Huabao International Holdings Ltd.	Chemicals	29,000	9,924
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	36,000	4,918
	Hysan Development Co. Ltd.	Real Estate Management & Development	18,000	34,888
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,710	265,058
	Johnson Electric Holdings Ltd.	Automobile Components	11,000	13,540
	Kerry Properties Ltd.	Real Estate Management & Development	18,000	30,614
	Link REIT	Retail REITs	74,400	364,787
	Man Wah Holdings Ltd.	Household Durables	45,600	32,023
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure	24,000	19,245
	MTR Corp. Ltd.	Ground Transportation	42,000	166,244
	New World Development Co. Ltd.	Real Estate Management & Development	40,000	77,836
	NWS Holdings Ltd.	Industrial Conglomerates	42,000	47,835
	Orient Overseas International Ltd.	Marine Transportation	3,850	51,370
	PCCW Ltd.	Diversified Telecommunication Services	120,000	54,700
	Power Assets Holdings Ltd.	Electric Utilities	39,500	191,149
	Sino Land Co. Ltd.	Real Estate Management & Development	98,300	110,828

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	41,400	$442,976
a	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	4,000	7,896
	Swire Pacific Ltd., Class A	Real Estate Management & Development	12,000	80,977
	Swire Pacific Ltd., Class B	Real Estate Management & Development	25,000	27,324
	Swire Properties Ltd.	Real Estate Management & Development	31,200	65,094
	Techtronic Industries Co. Ltd.	Machinery	38,000	368,751
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	216,000	31,717
	Vitasoy International Holdings Ltd.	Food Products	24,000	29,051
	VTech Holdings Ltd.	Communications Equipment	4,800	28,744
b	WH Group Ltd.	Food Products	228,000	119,650
	Wharf Holdings Ltd.	Real Estate Management & Development	27,143	68,067
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	44,679	172,570
	Xinyi Glass Holdings Ltd.	Building Products	60,114	77,830
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	21,000	24,132

				8,262,971

	Indonesia 0.2%
	First Pacific Co. Ltd.	Food Products	66,000	26,124

	Italy 0.8%
	PRADA SpA	Textiles, Apparel & Luxury Goods	15,000	88,293

	Luxembourg 0.3%
	L’Occitane International SA	Personal Care Products	12,000	35,854

	Macau 6.3%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	62,740	377,713
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	21,600	28,242
a	Sands China Ltd.	Hotels, Restaurants & Leisure	69,600	213,283
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	66,000	25,956
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	43,200	41,369

				686,563

	Singapore 0.4%
b	BOC Aviation Ltd., Class A	Trading Companies & Distributors	6,000	41,868

	Taiwan 0.0%†
a,b	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	36,000	4,689

	United Kingdom 3.8%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	77,000	411,946

	United States 2.1%
b	JS Global Lifestyle Co. Ltd.	Household Durables	36,000	5,976
a,b	Samsonite International SA	Textiles, Apparel & Luxury Goods	37,800	129,831
a	SharkNinja, Inc.	Household Durables	1,920	89,011

				224,818

	Total Common Stocks (Cost $15,234,895)			10,823,710

	Total Investments (Cost $15,234,895) 99.4%			10,823,710
	Other Assets, less Liabilities 0.6%			66,533

	Net Assets 100.0%			$10,890,243

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $514,927, representing 4.7% of net assets.

franklintempleton.com	Semiannual Report	213

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	3	$68,524		10/30/23	$320

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.49	$31.34	$27.70	$15.98	$23.36	$22.74

Income from investment operations[a]:

Net investment income[b]	0.18	0.28	0.27	0.20	0.26	0.29

Net realized and unrealized gains (losses)	4.07	(3.92)	4.09	11.70	(7.43)	0.53

Total from investment operations	4.25	(3.64)	4.36	11.90	(7.17)	0.82

Less distributions from net investment income	—	(0.21)	(0.72)	(0.18)	(0.21)	(0.20)

Net asset value, end of period	$31.74	$27.49	$31.34	$27.70	$15.98	$23.36

Total return[c]	15.42%	(11.65)%	15.75%	74.87%	(30.98)%	3.66%

Ratios to average net assets[d]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	1.20%	0.98%	0.86%	0.89%	1.20%	1.33%

Supplemental data

Net assets, end of period (000’s)	$379,259	$98,977	$50,140	$23,544	$8,790	$7,007

Portfolio turnover rate[e]	6.90%[f]	6.73%[f]	10.73%[f]	23.48%[f]	36.55%[f]	8.03%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	2.24%	6.23%	8.16%	16.91%	6.83%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 99.5%
	India 99.5%
	3M India Ltd.	Industrial Conglomerates	856	$327,859
	Aarti Industries Ltd.	Chemicals	62,768	371,432
	ABB India Ltd.	Electrical Equipment	16,518	815,196
	ACC Ltd.	Construction Materials	25,956	628,964
a	Adani Energy Solutions Ltd.	Electric Utilities	112,086	1,093,645
	Adani Enterprises Ltd.	Trading Companies & Distributors	110,908	3,223,950
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	133,088	1,582,079
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	266,178	2,644,912
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	305,822	1,390,062
	Adani Total Gas Ltd.	Gas Utilities	87,074	643,031
a	Adani Wilmar Ltd.	Food Products	50,498	205,175
a	Aditya Birla Capital Ltd.	Financial Services	156,922	340,049
	AIA Engineering Ltd.	Machinery	12,270	519,029
	Alkem Laboratories Ltd.	Pharmaceuticals	7,550	327,844
	Ambuja Cements Ltd.	Construction Materials	231,490	1,184,194
	APL Apollo Tubes Ltd.	Metals & Mining	54,038	1,057,447
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	31,384	1,941,724
	Ashok Leyland Ltd.	Machinery	453,778	967,215
	Asian Paints Ltd.	Chemicals	142,764	5,434,458
	Astral Ltd.	Building Products	37,518	864,044
b	AU Small Finance Bank Ltd.	Banks	103,120	886,019
	Aurobindo Pharma Ltd.	Pharmaceuticals	83,534	919,776
a,b	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	47,430	2,099,363
	Axis Bank Ltd.	Banks	721,138	9,002,800
	Bajaj Auto Ltd.	Automobiles	21,472	1,309,322
	Bajaj Finance Ltd.	Consumer Finance	77,398	7,279,953
	Bajaj Finserv Ltd.	Financial Services	120,818	2,240,934
	Bajaj Holdings & Investment Ltd.	Financial Services	8,494	727,104
	Balkrishna Industries Ltd.	Automobile Components	25,248	777,678
b	Bandhan Bank Ltd.	Banks	248,716	753,565
	Bank of Baroda	Banks	324,464	835,959
	Bank of India	Banks	243,288	320,512
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	20,764	402,171
	Bayer CropScience Ltd.	Chemicals	4,055	260,775
a	Berger Paints India Ltd.	Chemicals	15,034	102,983
	Berger Paints India Ltd.	Chemicals	76,710	525,480
	Bharat Electronics Ltd.	Aerospace & Defense	1,131,026	1,883,653
	Bharat Forge Ltd.	Automobile Components	79,758	1,048,441
	Bharat Heavy Electricals Ltd.	Electrical Equipment	401,864	633,952
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	316,206	1,319,790
	Bharti Airtel Ltd.	Wireless Telecommunication Services	48,374	310,896
	Bharti Airtel Ltd.	Wireless Telecommunication Services	732,464	8,171,296
	Biocon Ltd.	Biotechnology	145,360	476,474
	Bosch Ltd.	Automobile Components	2,747	629,171
	Britannia Industries Ltd.	Food Products	37,754	2,062,777
	Canara Bank	Banks	115,626	523,888
	Castrol India Ltd.	Chemicals	155,270	259,060
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	202,466	1,078,145
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	127,190	1,864,859
	Cipla Ltd.	Pharmaceuticals	161,878	2,312,244
	Coal India Ltd.	Oil, Gas & Consumable Fuels	717,598	2,550,960
	Coforge Ltd.	IT Services	18,406	1,131,396
	Colgate-Palmolive India Ltd.	Personal Care Products	42,002	1,014,401
	Container Corp. of India Ltd.	Ground Transportation	86,366	744,875
	Coromandel International Ltd.	Chemicals	33,980	469,059
	Cummins India Ltd.	Machinery	42,710	872,446
	Dabur India Ltd.	Personal Care Products	182,880	1,214,777

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SCHEDULE OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Dalmia Bharat Ltd.	Construction Materials	25,956	$751,522
	Deepak Nitrite Ltd.	Chemicals	21,944	560,338
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	40,350	1,829,498
	Dixon Technologies India Ltd.	Household Durables	11,326	721,401
	DLF Ltd.	Real Estate Management & Development	196,566	1,256,687
b	Dr Lal PathLabs Ltd.	Health Care Providers & Services	10,854	329,948
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	38,226	2,571,838
	Eicher Motors Ltd.	Automobiles	43,890	1,821,825
	Emami Ltd.	Personal Care Products	66,720	432,621
	Embassy Office Parks REIT	Office REITs	191,138	691,921
	Exide Industries Ltd.	Automobile Components	147,416	462,621
	Federal Bank Ltd.	Banks	549,820	974,618
a	FSN E-Commerce Ventures Ltd.	Specialty Retail	425,934	785,791
	GAIL India Ltd.	Gas Utilities	834,406	1,249,982
b	General Insurance Corp. of India	Insurance	30,507	82,806
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	13,686	255,167
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	48,477	499,415
a	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	757,242	543,028
a	Godrej Consumer Products Ltd.	Personal Care Products	115,390	1,377,878
a	Godrej Industries Ltd.	Industrial Conglomerates	20,764	142,438
a	Godrej Properties Ltd.	Real Estate Management & Development	32,564	609,429
	Grasim Industries Ltd.	Construction Materials	121,290	2,837,068
	Gujarat Fluorochemicals Ltd.	Chemicals	12,506	459,322
	Gujarat Gas Ltd.	Gas Utilities	64,892	330,472
	Havells India Ltd.	Electrical Equipment	76,218	1,274,824
	HCL Technologies Ltd.	IT Services	334,612	4,975,586
b	HDFC Asset Management Co. Ltd.	Capital Markets	31,856	1,015,606
	HDFC Bank Ltd.	Banks	1,213,616	22,306,289
b	HDFC Life Insurance Co. Ltd.	Insurance	312,194	2,396,309
	Hero MotoCorp Ltd.	Automobiles	41,294	1,520,282
	Hindalco Industries Ltd.	Metals & Mining	446,228	2,647,289
	Hindustan Aeronautics Ltd.	Aerospace & Defense	59,936	1,391,665
a	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	189,014	580,303
	Hindustan Unilever Ltd.	Personal Care Products	280,572	8,330,538
	Hindustan Zinc Ltd.	Metals & Mining	71,264	264,876
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	714	342,668
	ICICI Bank Ltd.	Banks	497,670	5,704,780
b	ICICI Lombard General Insurance Co. Ltd.	Insurance	76,218	1,201,948
b	ICICI Prudential Life Insurance Co. Ltd.	Insurance	120,110	818,946
	IDBI Bank Ltd.	Banks	188,070	160,233
a	IDFC First Bank Ltd.	Banks	1,027,432	1,181,579
	Indian Bank	Banks	62,902	320,830
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	262,166	1,297,866
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	1,297,388	1,420,950
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	94,624	775,816
b	Indian Railway Finance Corp. Ltd.	Financial Services	572,238	527,507
	Indraprastha Gas Ltd.	Gas Utilities	109,256	598,439
a	Indus Towers Ltd.	Diversified Telecommunication Services	262,874	606,842
	Info Edge India Ltd.	Interactive Media & Services	24,304	1,219,074
	Infosys Ltd.	IT Services	1,109,080	19,171,543
a,b	InterGlobe Aviation Ltd.	Passenger Airlines	39,406	1,129,963
	Ipca Laboratories Ltd.	Pharmaceuticals	43,654	491,862
	ITC Ltd.	Tobacco	944,134	5,052,587
	Jindal Steel & Power Ltd.	Metals & Mining	122,942	1,038,344
a	Jio Financial Services Ltd.	Financial Services	1,061,650	2,955,802
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	119,166	627,679
	JSW Steel Ltd.	Metals & Mining	318,092	2,986,281

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	114,446	$734,709
	Kansai Nerolac Paints Ltd.	Chemicals	65,836	251,678
	Kotak Mahindra Bank Ltd.	Banks	31,148	651,045
	L&T Finance Holdings Ltd.	Financial Services	271,842	435,713
b	L&T Technology Services Ltd.	Professional Services	8,494	468,058
	Larsen & Toubro Ltd.	Construction & Engineering	197,683	7,197,681
b	Laurus Labs Ltd.	Pharmaceuticals	124,242	591,577
	LIC Housing Finance Ltd.	Financial Services	96,195	537,903
	Linde India Ltd.	Chemicals	6,842	490,550
b	LTIMindtree Ltd.	IT Services	29,024	1,820,911
	Lupin Ltd.	Pharmaceuticals	76,218	1,075,012
b	Macrotech Developers Ltd.	Real Estate Management & Development	71,736	691,045
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	186,654	677,352
	Mahindra & Mahindra Ltd.	Automobiles	297,092	5,560,553
a	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	64,955	74,778
	Marico Ltd.	Food Products	164,002	1,109,229
	Maruti Suzuki India Ltd.	Automobiles	41,766	5,336,653
a	Max Financial Services Ltd.	Insurance	72,444	793,653
	Max Healthcare Institute Ltd.	Health Care Providers & Services	208,836	1,426,924
	Mphasis Ltd.	IT Services	25,484	729,340
	MRF Ltd.	Automobile Components	853	1,102,141
	Muthoot Finance Ltd.	Consumer Finance	34,452	519,427
	Nestle India Ltd.	Food Products	11,326	3,069,717
	NHPC Ltd.	Independent Power Producers & Energy Traders	734,824	467,222
b	Nippon Life India Asset Management Ltd.	Capital Markets	45,542	179,856
	NMDC Ltd.	Metals & Mining	361,748	644,506
	NTPC Ltd.	Independent Power Producers & Energy Traders	1,497,730	4,428,734
	Oberoi Realty Ltd.	Real Estate Management & Development	36,576	508,440
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,226,832	2,834,347
	Oil India Ltd.	Oil, Gas & Consumable Fuels	106,896	384,699
a	One 97 Communications Ltd.	Financial Services	103,120	1,065,085
	Oracle Financial Services Software Ltd.	Software	7,314	362,070
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	1,812	850,533
	Patanjali Foods Ltd.	Food Products	29,496	440,142
a	PB Fintech Ltd.	Insurance	98,400	906,785
	Persistent Systems Ltd.	IT Services	15,810	1,103,618
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	236,682	683,899
	PI Industries Ltd.	Chemicals	25,484	1,059,669
	Pidilite Industries Ltd.	Chemicals	48,138	1,414,148
	Piramal Enterprises Ltd.	Financial Services	40,832	515,973
	Polycab India Ltd.	Electrical Equipment	15,102	971,695
	Power Finance Corp. Ltd.	Financial Services	369,584	1,121,108
a	Power Finance Corp. Ltd.	Financial Services	89,974	272,932
	Power Grid Corp. of India Ltd.	Electric Utilities	1,325,940	3,189,457
	Punjab National Bank	Banks	691,404	667,748
a	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	43,418	262,522
b	RBL Bank Ltd.	Banks	141,276	429,997
	REC Ltd.	Financial Services	394,784	1,366,320
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	23,360	253,358
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,063,772	30,039,834
	Samvardhana Motherson International Ltd.	Automobile Components	752,994	870,500
	SBI Cards & Payment Services Ltd.	Consumer Finance	91,558	872,236
b	SBI Life Insurance Co. Ltd.	Insurance	133,088	2,092,130
	Schaeffler India Ltd.	Machinery	12,742	508,644
	Shree Cement Ltd.	Construction Materials	4,323	1,325,669
	Shriram Finance Ltd.	Consumer Finance	88,490	2,045,288
	Siemens Ltd.	Industrial Conglomerates	28,080	1,241,838

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SCHEDULE OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Solar Industries India Ltd.	Chemicals	7,786	$451,926
b	Sona Blw Precision Forgings Ltd.	Automobile Components	111,144	780,834
	SRF Ltd.	Chemicals	44,834	1,214,452
a	Star Health & Allied Insurance Co. Ltd.	Insurance	71,500	517,429
	State Bank of India	Banks	565,158	4,073,582
	Steel Authority of India Ltd.	Metals & Mining	462,982	523,244
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	344,050	4,800,428
	Sun TV Network Ltd.	Media	26,900	198,297
	Supreme Industries Ltd.	Chemicals	20,292	1,007,132
b	Syngene International Ltd.	Life Sciences Tools & Services	51,678	500,436
	Tata Communications Ltd.	Diversified Telecommunication Services	36,576	851,291
	Tata Consultancy Services Ltd.	IT Services	323,048	13,726,999
	Tata Consumer Products Ltd.	Food Products	193,026	2,038,318
	Tata Elxsi Ltd.	Software	10,854	944,633
	Tata Motors Ltd., Class A	Automobiles	583,564	4,428,667
	Tata Motors Ltd., Class A	Automobiles	120,110	619,127
	Tata Power Co. Ltd.	Electric Utilities	524,334	1,656,199
	Tata Steel Ltd.	Metals & Mining	2,580,382	4,005,374
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	156,686	187,647
	Tech Mahindra Ltd.	IT Services	192,318	2,831,923
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	131,672	4,992,805
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	30,676	712,623
	Torrent Power Ltd.	Electric Utilities	69,421	617,373
	Trent Ltd.	Specialty Retail	57,576	1,442,256
	Tube Investments of India Ltd.	Automobile Components	31,856	1,146,361
	TVS Motor Co. Ltd.	Automobiles	74,802	1,370,809
	UltraTech Cement Ltd.	Construction Materials	36,104	3,588,977
	Union Bank of India Ltd.	Banks	348,534	446,154
	United Breweries Ltd.	Beverages	21,708	407,019
a	United Spirits Ltd.	Beverages	91,322	1,107,691
	UNO Minda Ltd.	Automobile Components	54,274	391,788
	UPL Ltd.	Chemicals	167,070	1,239,828
	Varun Beverages Ltd.	Beverages	147,484	1,679,594
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	18,642	300,492
	Vedanta Ltd.	Metals & Mining	373,546	1,001,101
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	2,557,728	358,828
	Voltas Ltd.	Construction & Engineering	72,208	750,677
	Whirlpool of India Ltd.	Household Durables	9,674	189,312
	Wipro Ltd.	IT Services	444,812	2,175,014
a	Yes Bank Ltd.	Banks	6,319,638	1,312,766
a	Zee Entertainment Enterprises Ltd.	Media	260,516	829,943
a	Zomato Ltd.	Hotels, Restaurants & Leisure	1,726,390	2,110,139
	Zydus Lifesciences Ltd.	Pharmaceuticals	79,758	590,684

	Total Common Stocks (Cost $342,752,072)			377,338,826

	Total Investments (Cost $342,752,072) 99.5%			377,338,826
	Other Assets, less Liabilities 0.5%			1,920,629

	Net Assets 100.0%			$379,259,455

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $18,796,824, representing 5.0% of net assets.

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SCHEDULE OF INVESTMENTS

Franklin FTSE India ETF (continued)

At September 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Indian Rupee	State Street Bank & Trust Co.	Buy	401,727,917	$4,832,362	10/03/23	$5,329	$ —

Net unrealized appreciation (depreciation)							$ 5,329

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
IFSC Nifty 50	Long	147	$5,794,887	10/26/23	$(3,055)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.19	$24.65	$26.50	$17.61	$23.13	$26.27

Income from investment operations[a]:

Net investment income[b]	0.73	0.87	0.85	0.67	0.90	0.46

Net realized and unrealized gains (losses)	0.55	0.74	(1.59)	8.80	(5.52)	(2.99)

Total from investment operations	1.28	1.61	(0.74)	9.47	(4.62)	(2.53)

Less distributions from net investment income	(0.76)	(1.07)	(1.11)	(0.58)	(0.90)	(0.61)

Net asset value, end of period	$25.71	$25.19	$24.65	$26.50	$17.61	$23.13

Total return[c]	5.06%	7.51%	(3.15)%	54.64%	(20.84)%	(9.67)%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	5.58%	3.96%	3.15%	3.04%	3.85%	2.05%

Supplemental data

Net assets, end of period (000’s)	$5,143	$5,039	$3,698	$3,974	$2,641	$10,410

Portfolio turnover rate[e]	8.61%[f]	18.04%[f]	12.75%[f]	17.45%[f]	9.89%[f]	16.67%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	8.61%	18.04%	12.75%	17.45%	9.89%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Italy 87.2%
	A2A SpA	Multi-Utilities	24,480	$43,698
	Amplifon SpA	Health Care Providers & Services	2,056	61,211
	Assicurazioni Generali SpA	Insurance	10,280	210,768
	Banca Mediolanum SpA	Financial Services	3,852	33,042
	Banco BPM SpA	Banks	21,820	104,767
	Buzzi SpA	Construction Materials	1,372	37,651
	Davide Campari-Milano NV	Beverages	7,920	93,622
	DiaSorin SpA	Health Care Equipment & Supplies	340	31,109
	Enel SpA	Electric Utilities	94,228	580,626
	Eni SpA	Oil, Gas & Consumable Fuels	14,796	238,989
	Ferrari NV	Automobiles	1,443	427,319
	FinecoBank Banca Fineco SpA	Banks	9,740	118,745
	Hera SpA	Multi-Utilities	12,296	33,718
a	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	5,652	67,410
	Interpump Group SpA	Machinery	1,268	58,385
	Intesa Sanpaolo SpA	Banks	188,120	485,980
	Italgas SpA	Gas Utilities	7,820	40,172
	Leonardo SpA	Aerospace & Defense	6,376	92,213
	Mediobanca Banca di Credito Finanziario SpA	Banks	10,268	136,217
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,528	147,423
a,b	Nexi SpA	Financial Services	8,856	54,270
a	Pirelli & C SpA	Automobile Components	7,800	37,666
a	Poste Italiane SpA	Insurance	7,232	76,324
	Prysmian SpA	Electrical Equipment	3,720	150,256
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,548	73,277
	Reply SpA	IT Services	360	33,941
	Snam SpA	Gas Utilities	30,044	141,519
b	Telecom Italia SpA	Diversified Telecommunication Services	171,052	53,624
b	Telecom Italia SpA	Diversified Telecommunication Services	96,140	30,262
	Tenaris SA	Energy Equipment & Services	7,448	118,165
	Terna - Rete Elettrica Nazionale	Electric Utilities	18,572	140,159
	UniCredit SpA	Banks	21,428	515,673
	UnipolSai Assicurazioni SpA	Insurance	6,676	16,158

				4,484,359

	United Kingdom 2.8%
	CNH Industrial NV	Machinery	11,812	144,319

	United States 9.9%
	Stellantis NV	Automobiles	26,488	510,684

	Total Common Stocks (Cost $4,427,315)			5,139,362

	Total Investments (Cost $4,427,315) 99.9%			5,139,362
	Other Assets, less Liabilities 0.1%			3,380

	Net Assets 100.0%			$5,142,742

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $235,670, representing 4.6% of net assets.

bNon-income producing.

222	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.66	$27.42	$30.25	$21.93	$24.18	$26.69

Income from investment operations[a]:

Net investment income[b]	0.28	0.63	0.63	0.53	0.56	0.59

Net realized and unrealized gains (losses)	0.92	(1.93)	(2.76)	8.24	(2.22)	(2.76)

Total from investment operations	1.20	(1.30)	(2.13)	8.77	(1.66)	(2.17)

Less distributions from net investment income	(0.36)	(0.46)	(0.70)	(0.45)	(0.59)	(0.34)

Net asset value, end of period	$26.50	$25.66	$27.42	$30.25	$21.93	$24.18

Total return[c]	4.67%	(4.61)%	(7.21)%	40.23%	(7.15)%	(8.10)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.13%	2.60%	2.14%	1.98%	2.30%	2.39%

Supplemental data

Net assets, end of period (000’s)	$1,494,748	$1,000,803	$789,637	$598,934	$315,851	$290,205

Portfolio turnover rate[e]	1.90%[f]	3.01%[f]	2.95%[f]	5.76%[f]	4.59%[f]	4.35%[f]

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	1.90%	3.00%	2.80%	5.76%	4.51%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Japan ETF

		Industry	Shares	Value
	Common Stocks 99.1%
	Japan 99.1%
	ABC-Mart, Inc.	Specialty Retail	28,200	$507,968
	Acom Co. Ltd.	Consumer Finance	141,000	329,575
	Activia Properties, Inc.	Diversified REITs	282	779,528
	Advance Residence Investment Corp.	Residential REITs	470	1,067,717
	Advantest Corp.	Semiconductors & Semiconductor Equipment	274,800	7,699,372
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	263,200	5,225,197
	AEON Financial Service Co. Ltd.	Consumer Finance	47,000	405,827
	Aeon Mall Co. Ltd.	Real Estate Management & Development	47,000	554,331
	AEON REIT Investment Corp.	Retail REITs	658	645,984
	AGC, Inc.	Building Products	65,800	2,312,315
	Aica Kogyo Co. Ltd.	Chemicals	18,800	420,409
	Ain Holdings, Inc.	Consumer Staples Distribution & Retail	9,400	277,795
	Air Water, Inc.	Chemicals	65,800	821,480
	Aisin Corp.	Automobile Components	65,800	2,491,339
	Ajinomoto Co., Inc.	Food Products	169,200	6,535,559
	Alfresa Holdings Corp.	Health Care Providers & Services	56,400	927,874
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	75,200	653,858
	Amada Co. Ltd.	Machinery	112,800	1,137,260
	Amano Corp.	Electronic Equipment, Instruments & Components	28,200	620,220
	Amvis Holdings, Inc.	Health Care Providers & Services	9,400	163,969
a	ANA Holdings, Inc.	Passenger Airlines	56,400	1,184,126
	Anritsu Corp.	Electronic Equipment, Instruments & Components	47,000	336,220
b	Aozora Bank Ltd.	Banks	47,000	962,205
	Ariake Japan Co. Ltd.	Food Products	9,400	319,622
	As One Corp.	Health Care Providers & Services	9,400	343,937
	Asahi Group Holdings Ltd.	Beverages	178,600	6,690,394
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	75,200	1,354,583
	Asahi Kasei Corp.	Chemicals	460,600	2,901,109
	Asics Corp.	Textiles, Apparel & Luxury Goods	65,800	2,303,055
	ASKUL Corp.	Broadline Retail	18,800	246,929
	Astellas Pharma, Inc.	Pharmaceuticals	676,800	9,406,488
	Azbil Corp.	Electronic Equipment, Instruments & Components	47,000	1,441,890
	AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	18,800	268,094
	Bandai Namco Holdings, Inc.	Leisure Products	216,200	4,407,307
a	Bank of Kyoto Ltd.	Banks	28,200	1,591,748
	BayCurrent Consulting, Inc.	Professional Services	47,000	1,574,173
	Benefit One, Inc.	Professional Services	18,800	136,252
	Benesse Holdings, Inc.	Diversified Consumer Services	28,200	345,732
	Bic Camera, Inc.	Specialty Retail	56,400	416,882
	BIPROGY, Inc.	IT Services	28,200	705,638
	Bridgestone Corp.	Automobile Components	206,800	8,077,984
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	84,600	1,365,449
	Calbee, Inc.	Food Products	28,200	537,449
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	18,800	488,441
	Canon, Inc.	Technology Hardware, Storage & Peripherals	357,200	8,629,291
	Capcom Co. Ltd.	Entertainment	65,800	2,374,488
	Casio Computer Co. Ltd.	Household Durables	75,200	631,685
	Central Japan Railway Co.	Ground Transportation	339,500	8,269,945
	Chiba Bank Ltd.	Banks	225,600	1,644,094
	Chubu Electric Power Co., Inc.	Electric Utilities	263,200	3,363,528
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	244,400	7,573,165
	Chugin Financial Group, Inc.	Banks	65,800	492,315
	Chugoku Electric Power Co., Inc.	Electric Utilities	112,800	695,509
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	56,400	743,055
	COMSYS Holdings Corp.	Construction & Engineering	37,600	787,654
	Concordia Financial Group Ltd.	Banks	404,200	1,845,953
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	28,200	994,016

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	6,840	$701,074
Credit Saison Co. Ltd.	Consumer Finance	56,400	895,937
CyberAgent, Inc.	Media	159,800	863,439
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	94,000	2,450,394
Daicel Corp.	Chemicals	94,000	788,031
Daido Steel Co. Ltd.	Metals & Mining	12,200	497,157
Daifuku Co. Ltd.	Machinery	112,800	2,138,835
Dai-ichi Life Holdings, Inc.	Insurance	357,200	7,413,291
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	705,000	19,398,425
Daiichikosho Co. Ltd.	Entertainment	28,200	458,740
Daikin Industries Ltd.	Building Products	99,868	15,710,513
Daio Paper Corp.	Paper & Forest Products	28,200	231,307
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	24,168	2,550,819
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	244,400	6,575,748
Daiwa House REIT Investment Corp.	Diversified REITs	752	1,329,386
Daiwa Office Investment Corp.	Office REITs	94	420,787
Daiwa Securities Group, Inc.	Capital Markets	535,800	3,099,005
Daiwa Securities Living Investments Corp.	Residential REITs	752	558,866
DeNA Co. Ltd.	Entertainment	28,200	283,937
Denka Co. Ltd.	Chemicals	28,200	510,803
Denso Corp.	Automobile Components	659,200	10,606,394
Dentsu Group, Inc.	Media	75,200	2,217,323
Descente Ltd.	Textiles, Apparel & Luxury Goods	18,800	539,843
DIC Corp.	Chemicals	28,200	458,929
Disco Corp.	Semiconductors & Semiconductor Equipment	31,452	5,813,008
DMG Mori Co. Ltd.	Machinery	37,600	640,756
Dowa Holdings Co. Ltd.	Metals & Mining	18,800	585,953
East Japan Railway Co.	Ground Transportation	135,820	7,786,498
Ebara Corp.	Machinery	37,600	1,766,047
Eisai Co. Ltd.	Pharmaceuticals	103,400	5,753,953
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	65,800	1,066,205
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,062,200	4,198,973
EXEO Group, Inc.	Construction & Engineering	37,600	772,031
Ezaki Glico Co. Ltd.	Food Products	18,800	517,165
Fancl Corp.	Personal Care Products	28,200	431,622
FANUC Corp.	Machinery	357,200	9,318,677
Fast Retailing Co. Ltd.	Specialty Retail	57,528	12,563,830
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	37,600	633,449
FP Corp.	Containers & Packaging	18,800	302,677
Frontier Real Estate Investment Corp.	Retail REITs	188	576,378
Fuji Electric Co. Ltd.	Electrical Equipment	47,000	2,124,724
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	9,400	293,228
Fuji Media Holdings, Inc.	Media	18,800	201,827
Fuji Oil Holdings, Inc.	Food Products	18,800	285,669
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	131,600	7,635,402
Fujikura Ltd.	Electrical Equipment	103,400	832,535
Fujitsu General Ltd.	Household Durables	18,800	353,575
Fujitsu Ltd.	IT Services	66,940	7,895,085
Fukuoka Financial Group, Inc.	Banks	56,400	1,352,693
Furukawa Electric Co. Ltd.	Electrical Equipment	18,800	300,094
Fuyo General Lease Co. Ltd.	Financial Services	9,400	759,055
GLP J-Reit	Industrial REITs	1,786	1,600,189
GMO internet group, Inc.	IT Services	18,800	291,654
GMO Payment Gateway, Inc.	Financial Services	18,800	1,030,173
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	13,480	915,981
GS Yuasa Corp.	Electrical Equipment	28,200	503,244
GungHo Online Entertainment, Inc.	Entertainment	9,400	148,693

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hachijuni Bank Ltd.	Banks	169,200	$935,320
	Hakuhodo DY Holdings, Inc.	Media	84,600	697,039
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	47,000	1,983,937
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	84,600	2,891,906
	Harmonic Drive Systems, Inc.	Machinery	18,800	418,268
	Haseko Corp.	Household Durables	94,000	1,201,260
	Heiwa Corp.	Hotels, Restaurants & Leisure	18,800	270,236
	Hikari Tsushin, Inc.	Industrial Conglomerates	9,400	1,434,646
a	Hino Motors Ltd.	Machinery	103,400	395,584
	Hirogin Holdings, Inc.	Banks	112,800	693,317
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	12,060	1,399,760
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	28,200	1,029,354
	Hitachi Construction Machinery Co. Ltd.	Machinery	37,600	1,145,449
	Hitachi Ltd.	Industrial Conglomerates	338,400	21,033,071
	Honda Motor Co. Ltd.	Automobiles	1,861,200	20,978,646
	Horiba Ltd.	Electronic Equipment, Instruments & Components	15,100	819,028
	Hoshizaki Corp.	Machinery	47,000	1,636,220
	House Foods Group, Inc.	Food Products	28,200	589,606
	Hoya Corp.	Health Care Equipment & Supplies	127,440	13,087,740
	Hulic Co. Ltd.	Real Estate Management & Development	159,800	1,436,031
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	37,600	2,006,677
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	84,600	1,949,102
	IHI Corp.	Machinery	47,000	987,402
	Iida Group Holdings Co. Ltd.	Household Durables	56,400	939,780
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	752	696,441
	Information Services International-Dentsu Ltd.	IT Services	9,400	360,315
	INFRONEER Holdings, Inc.	Construction & Engineering	84,600	877,606
	Inpex Corp.	Oil, Gas & Consumable Fuels	357,200	5,400,189
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	37,600	609,134
	Invincible Investment Corp.	Hotel & Resort REITs	2,538	1,051,087
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	131,600	1,526,992
	Isuzu Motors Ltd.	Automobiles	197,400	2,487,591
	Ito En Ltd.	Beverages	18,800	605,858
	ITOCHU Corp.	Trading Companies & Distributors	498,200	18,048,378
	Itochu Techno-Solutions Corp.	IT Services	18,800	543,370
	Itoham Yonekyu Holdings, Inc.	Food Products	9,400	255,118
	Iwatani Corp.	Oil, Gas & Consumable Fuels	18,800	949,291
	Iyogin Holdings, Inc.	Banks	94,000	677,165
	Izumi Co. Ltd.	Broadline Retail	18,800	498,772
	J Front Retailing Co. Ltd.	Broadline Retail	94,000	963,150
	Japan Airlines Co. Ltd.	Passenger Airlines	56,400	1,099,087
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	18,800	798,362
	Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	18,800	375,055
	Japan Exchange Group, Inc.	Capital Markets	197,400	3,669,543
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	1,692	885,543
	Japan Logistics Fund, Inc.	Industrial REITs	376	730,457
	Japan Metropolitan Fund Invest	Retail REITs	2,538	1,649,764
	Japan Post Bank Co. Ltd.	Banks	545,200	4,753,260
	Japan Post Holdings Co. Ltd.	Insurance	780,200	6,260,945
	Japan Post Insurance Co. Ltd.	Insurance	75,200	1,270,173
	Japan Prime Realty Investment Corp.	Office REITs	376	909,606
	Japan Real Estate Investment Corp.	Office REITs	470	1,836,220
	Japan Steel Works Ltd.	Machinery	18,800	349,858
	Japan Tobacco, Inc.	Tobacco	441,800	10,184,567
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	18,800	188,409

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Jeol Ltd.	Health Care Equipment & Supplies	18,800	$561,638
	JFE Holdings, Inc.	Metals & Mining	206,800	3,036,346
	JGC Holdings Corp.	Construction & Engineering	75,200	1,047,937
	JMDC, Inc.	Health Care Technology	9,400	342,614
	JSR Corp.	Chemicals	65,800	1,771,276
	JTEKT Corp.	Automobile Components	84,600	799,937
	Justsystems Corp.	Software	9,400	188,913
	Kadokawa Corp.	Media	37,600	753,890
	Kagome Co. Ltd.	Food Products	28,200	613,228
	Kajima Corp.	Construction & Engineering	159,800	2,605,953
	Kakaku.com, Inc.	Interactive Media & Services	47,000	477,795
	Kamigumi Co. Ltd.	Transportation Infrastructure	37,600	776,063
	Kandenko Co. Ltd.	Construction & Engineering	37,600	346,961
	Kaneka Corp.	Chemicals	18,800	489,071
	Kansai Electric Power Co., Inc.	Electric Utilities	272,600	3,795,118
	Kansai Paint Co. Ltd.	Chemicals	65,800	942,520
	Kao Corp.	Personal Care Products	169,200	6,294,047
	Katitas Co. Ltd.	Real Estate Management & Development	18,800	274,394
	Kawasaki Heavy Industries Ltd.	Machinery	56,400	1,368,189
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	84,600	2,893,606
	KDDI Corp.	Wireless Telecommunication Services	601,600	18,452,157
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	37,600	999,811
	Keikyu Corp.	Ground Transportation	94,000	800,315
	Keio Corp.	Ground Transportation	47,000	1,619,528
	Keisei Electric Railway Co. Ltd.	Ground Transportation	56,400	1,957,795
	Kenedix Office Investment Corp.	Office REITs	282	653,858
	Kewpie Corp.	Food Products	37,600	605,606
	Keyence Corp.	Electronic Equipment, Instruments & Components	73,719	27,417,688
	Kikkoman Corp.	Food Products	65,800	3,458,772
	Kinden Corp.	Construction & Engineering	47,000	685,354
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	65,800	1,868,724
	Kirin Holdings Co. Ltd.	Beverages	282,000	3,955,276
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	22,380	1,001,082
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	56,400	1,325,102
	Kobe Steel Ltd.	Metals & Mining	122,200	1,596,031
	Koei Tecmo Holdings Co. Ltd.	Entertainment	56,400	803,339
	Koito Manufacturing Co. Ltd.	Automobile Components	85,640	1,295,002
	Kokuyo Co. Ltd.	Commercial Services & Supplies	28,200	448,157
	Komatsu Ltd.	Machinery	347,800	9,423,055
	Konami Group Corp.	Entertainment	37,600	1,987,276
a	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	169,200	551,622
	Kose Corp.	Personal Care Products	10,880	791,438
	Kotobuki Spirits Co. Ltd.	Food Products	47,000	761,260
	K’s Holdings Corp.	Specialty Retail	56,400	518,551
	Kubota Corp.	Machinery	404,200	5,969,890
	Kuraray Co. Ltd.	Chemicals	131,600	1,561,827
	Kurita Water Industries Ltd.	Machinery	37,600	1,313,764
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	6,020	349,198
	Kyocera Corp.	Electronic Equipment, Instruments & Components	113,500	5,770,645
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	94,000	1,640,315
	Kyudenko Corp.	Construction & Engineering	18,800	590,362
a	Kyushu Electric Power Co., Inc.	Electric Utilities	169,200	1,105,965
	Kyushu Financial Group, Inc.	Banks	141,000	728,504
	Kyushu Railway Co.	Ground Transportation	56,400	1,201,512
	LaSalle Logiport REIT	Industrial REITs	658	632,315
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	28,200	4,397,480
	Lawson, Inc.	Consumer Staples Distribution & Retail	18,800	865,764

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Lion Corp.	Household Products	94,000	$929,764
	Lixil Corp.	Building Products	94,000	1,097,008
	M3, Inc.	Health Care Technology	154,372	2,809,679
	Mabuchi Motor Co. Ltd.	Electrical Equipment	18,800	563,150
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	18,800	885,669
	Makita Corp.	Machinery	94,000	2,325,669
	Mani, Inc.	Health Care Equipment & Supplies	18,800	228,535
	Marubeni Corp.	Trading Companies & Distributors	573,400	8,960,756
	Marui Group Co. Ltd.	Consumer Finance	65,800	1,071,496
	Maruichi Steel Tube Ltd.	Metals & Mining	18,800	468,661
	Matsui Securities Co. Ltd.	Capital Markets	37,600	206,866
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	141,000	2,532,756
	Mazda Motor Corp.	Automobiles	216,200	2,457,921
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	28,200	1,079,055
	Mebuki Financial Group, Inc.	Banks	376,000	1,042,394
	Medipal Holdings Corp.	Health Care Providers & Services	56,400	955,276
	MEIJI Holdings Co. Ltd.	Food Products	94,000	2,340,787
	Menicon Co. Ltd.	Health Care Equipment & Supplies	18,800	242,394
a	Mercari, Inc.	Broadline Retail	47,000	1,016,063
	MINEBEA MITSUMI, Inc.	Machinery	150,400	2,460,724
	MISUMI Group, Inc.	Machinery	103,400	1,618,992
	Mitsubishi Chemical Group Corp.	Chemicals	479,400	3,028,517
	Mitsubishi Corp.	Trading Companies & Distributors	432,400	20,654,362
	Mitsubishi Electric Corp.	Electrical Equipment	733,200	9,084,850
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	413,600	5,418,583
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	65,800	887,402
	Mitsubishi HC Capital, Inc.	Financial Services	235,000	1,568,504
	Mitsubishi Heavy Industries Ltd.	Machinery	103,400	5,783,055
	Mitsubishi Logistics Corp.	Transportation Infrastructure	18,800	500,409
	Mitsubishi Materials Corp.	Metals & Mining	47,000	761,890
	Mitsubishi Motors Corp.	Automobiles	235,000	1,025,827
	Mitsubishi UFJ Financial Group, Inc.	Banks	4,371,000	37,156,063
	Mitsui & Co. Ltd.	Trading Companies & Distributors	554,600	20,154,772
	Mitsui Chemicals, Inc.	Chemicals	65,800	1,709,543
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	338,400	7,469,858
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	188	593,386
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	9,400	488,819
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	18,800	478,110
	Mitsui OSK Lines Ltd.	Marine Transportation	122,200	3,365,669
	Miura Co. Ltd.	Machinery	37,600	758,425
	Mizuho Financial Group, Inc.	Banks	958,800	16,326,425
a	Money Forward, Inc.	Software	18,800	604,976
	MonotaRO Co. Ltd.	Trading Companies & Distributors	86,680	929,679
	Mori Hills REIT Investment Corp., Class C	Office REITs	564	535,559
	Morinaga & Co. Ltd.	Food Products	9,400	340,283
	Morinaga Milk Industry Co. Ltd.	Food Products	18,800	708,913
	MS&AD Insurance Group Holdings, Inc.	Insurance	169,200	6,230,551
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	620,400	11,366,551
	Nabtesco Corp.	Machinery	37,600	679,433
	Nagase & Co. Ltd.	Trading Companies & Distributors	37,600	592,252
	Nagoya Railroad Co. Ltd.	Ground Transportation	75,200	1,112,441
	Nankai Electric Railway Co. Ltd.	Ground Transportation	37,600	731,339
	NEC Corp.	IT Services	94,000	5,203,780
	NEC Networks & System Integration Corp.	IT Services	28,200	371,150
	NET One Systems Co. Ltd.	IT Services	28,200	536,315
	Nexon Co. Ltd.	Entertainment	150,400	2,694,551
	NGK Insulators Ltd.	Machinery	94,000	1,248,504

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
NH Foods Ltd.	Food Products	37,600	$1,126,551
NHK Spring Co. Ltd.	Automobile Components	56,400	432,378
Nichirei Corp.	Food Products	37,600	827,717
NIDEC Corp.	Electrical Equipment	197,400	9,168,567
Nifco, Inc.	Automobile Components	28,200	731,150
Nihon Kohden Corp.	Health Care Equipment & Supplies	28,200	697,701
Nihon M&A Center Holdings, Inc.	Professional Services	103,400	498,551
Nikon Corp.	Household Durables	112,800	1,191,685
Nintendo Co. Ltd.	Entertainment	394,800	16,482,520
Nippon Accommodations Fund, Inc.	Residential REITs	188	794,961
Nippon Building Fund, Inc.	Office REITs	564	2,290,394
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	28,200	526,488
Nippon Express Holdings, Inc.	Air Freight & Logistics	28,200	1,474,583
Nippon Kayaku Co. Ltd.	Chemicals	56,400	472,252
Nippon Paint Holdings Co. Ltd.	Chemicals	376,000	2,534,803
Nippon Prologis REIT, Inc.	Industrial REITs	940	1,758,740
Nippon Sanso Holdings Corp.	Chemicals	56,400	1,339,843
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	18,800	797,354
Nippon Shokubai Co. Ltd.	Chemicals	9,400	342,047
Nippon Steel Corp.	Metals & Mining	310,200	7,285,984
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	10,659,600	12,615,080
Nippon Yusen KK	Marine Transportation	179,270	4,668,408
Nipro Corp.	Health Care Equipment & Supplies	47,000	380,787
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	28,200	468,945
Nissan Chemical Corp.	Chemicals	48,760	2,077,834
Nissan Motor Co. Ltd.	Automobiles	723,800	3,202,715
Nisshin Seifun Group, Inc.	Food Products	94,000	1,200,315
Nissin Foods Holdings Co. Ltd.	Food Products	28,200	2,348,031
Niterra Co. Ltd.	Automobile Components	75,200	1,705,323
Nitori Holdings Co. Ltd.	Specialty Retail	28,200	3,157,795
Nitto Denko Corp.	Chemicals	56,400	3,706,961
Noevir Holdings Co. Ltd.	Personal Care Products	9,400	333,228
NOF Corp.	Chemicals	28,200	1,129,323
NOK Corp.	Automobile Components	37,600	500,283
Nomura Holdings, Inc.	Capital Markets	1,137,400	4,566,368
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	37,600	945,638
Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,692	1,898,079
Nomura Research Institute Ltd.	IT Services	159,800	4,168,882
NS Solutions Corp.	IT Services	9,400	268,032
NSK Ltd.	Machinery	159,800	900,813
NTT Data Group Corp.	IT Services	235,000	3,156,693
Obayashi Corp.	Construction & Engineering	253,800	2,239,087
OBIC Business Consultants Co. Ltd.	Software	9,400	390,551
Obic Co. Ltd.	IT Services	25,040	3,806,550
Odakyu Electric Railway Co. Ltd.	Ground Transportation	112,800	1,689,071
Oji Holdings Corp.	Paper & Forest Products	329,000	1,386,772
OKUMA Corp.	Machinery	9,400	414,173
Olympus Corp.	Health Care Equipment & Supplies	460,600	5,992,661
Omron Corp.	Electronic Equipment, Instruments & Components	67,810	3,029,581
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	159,800	3,071,244
Open House Group Co. Ltd.	Household Durables	28,200	958,866
Oracle Corp.	Software	12,320	916,415
Orient Corp.	Consumer Finance	20,000	155,470
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	347,800	11,441,449
ORIX Corp.	Financial Services	441,800	8,269,039
Orix JREIT, Inc.	Office REITs	940	1,130,079
Osaka Gas Co. Ltd.	Gas Utilities	150,400	2,481,386

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	OSG Corp.	Machinery	28,200	$332,976
	Otsuka Corp.	IT Services	37,600	1,595,465
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	178,600	6,358,866
	PALTAC Corp.	Distributors	9,400	295,433
	Pan Pacific International Holdings Corp.	Broadline Retail	150,400	3,162,709
	Panasonic Holdings Corp.	Household Durables	799,000	9,005,984
a	Park24 Co. Ltd.	Commercial Services & Supplies	47,000	596,850
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	103,400	616,139
a	PeptiDream, Inc.	Biotechnology	33,700	363,818
	Persol Holdings Co. Ltd.	Professional Services	658,000	1,073,260
	Pigeon Corp.	Household Products	37,600	425,449
	Pola Orbis Holdings, Inc.	Personal Care Products	28,200	339,496
	Rakus Co. Ltd.	Software	37,600	519,685
	Rakuten Group, Inc.	Broadline Retail	413,600	1,699,301
	Recruit Holdings Co. Ltd.	Professional Services	498,200	15,387,528
	Relo Group, Inc.	Real Estate Management & Development	37,600	407,811
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	451,200	6,910,488
	Rengo Co. Ltd.	Containers & Packaging	75,200	517,039
	Resona Holdings, Inc.	Banks	799,000	4,434,992
	Resonac Holdings Corp.	Chemicals	65,800	1,104,567
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	18,800	281,386
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	216,200	1,869,701
	Rinnai Corp.	Household Durables	37,600	705,512
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	123,840	2,337,794
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	75,200	2,043,465
	Ryohin Keikaku Co. Ltd.	Broadline Retail	94,000	1,219,213
	Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	9,400	571,339
	Sankyo Co. Ltd.	Leisure Products	18,800	863,496
	Sankyu, Inc.	Air Freight & Logistics	18,800	651,465
	Sanrio Co. Ltd.	Specialty Retail	18,800	894,488
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	122,200	1,124,756
	Sanwa Holdings Corp.	Building Products	65,800	876,598
	Sapporo Holdings Ltd.	Beverages	18,800	599,307
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	9,400	288,378
	SBI Holdings, Inc.	Capital Markets	94,000	1,982,992
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	30,200	1,473,521
	SCSK Corp.	IT Services	47,000	821,732
	Secom Co. Ltd.	Commercial Services & Supplies	75,200	5,109,921
	Sega Sammy Holdings, Inc.	Leisure Products	56,400	1,042,772
	Seibu Holdings, Inc.	Ground Transportation	75,200	725,165
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	94,000	1,480,000
	Seino Holdings Co. Ltd.	Ground Transportation	47,000	660,000
	Sekisui Chemical Co. Ltd.	Household Durables	122,200	1,763,087
	Sekisui House Ltd.	Household Durables	206,800	4,125,606
	Sekisui House Reit, Inc.	Diversified REITs	1,504	839,559
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	291,400	11,433,386
	Seven Bank Ltd.	Banks	244,400	509,191
	SG Holdings Co. Ltd.	Air Freight & Logistics	159,800	2,050,709
a,b	Sharp Corp.	Household Durables	75,200	469,669
a	SHIFT, Inc.	IT Services	4,300	786,953
	Shikoku Electric Power Co., Inc.	Electric Utilities	56,400	386,835
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	103,400	2,752,252
	Shimamura Co. Ltd.	Specialty Retail	9,400	930,394
	Shimano, Inc.	Leisure Products	28,200	3,810,709
	Shimizu Corp.	Construction & Engineering	197,400	1,375,087
	Shin-Etsu Chemical Co. Ltd.	Chemicals	727,400	21,170,033
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	28,200	1,100,409

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Shionogi & Co. Ltd.	Pharmaceuticals	103,400	$4,632,819
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	28,200	428,693
	Shiseido Co. Ltd.	Personal Care Products	145,900	5,133,021
	Shizuoka Financial Group, Inc.	Banks	178,600	1,458,961
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	18,800	740,283
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	84,600	1,159,087
	SMC Corp.	Machinery	20,894	9,378,322
	SMS Co. Ltd.	Professional Services	18,800	320,693
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	13,400	1,327,204
	SoftBank Corp.	Wireless Telecommunication Services	1,034,000	11,713,701
	SoftBank Group Corp.	Wireless Telecommunication Services	361,300	15,338,150
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	122,200	738,809
	Sojitz Corp.	Trading Companies & Distributors	86,820	1,907,160
	Sompo Holdings, Inc.	Insurance	112,800	4,862,740
	Sony Group Corp.	Household Durables	464,400	38,091,848
	Sotetsu Holdings, Inc.	Ground Transportation	28,200	555,780
	Square Enix Holdings Co. Ltd.	Entertainment	28,200	968,504
	Stanley Electric Co. Ltd.	Automobile Components	56,400	892,913
	Subaru Corp.	Automobiles	225,600	4,393,323
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	13,120	522,338
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	122,200	1,596,031
	Sumitomo Bakelite Co. Ltd.	Chemicals	9,400	410,898
	Sumitomo Chemical Co. Ltd.	Chemicals	564,000	1,538,268
	Sumitomo Corp.	Trading Companies & Distributors	413,600	8,270,614
	Sumitomo Electric Industries Ltd.	Automobile Components	282,000	3,404,409
	Sumitomo Forestry Co. Ltd.	Household Durables	56,400	1,438,488
	Sumitomo Heavy Industries Ltd.	Machinery	37,600	955,465
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	94,000	2,771,024
	Sumitomo Mitsui Financial Group, Inc.	Banks	479,400	23,602,961
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	131,600	4,965,921
	Sumitomo Pharma Co. Ltd.	Pharmaceuticals	65,800	236,214
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	150,400	3,916,598
	Sumitomo Rubber Industries Ltd.	Automobile Components	65,800	728,000
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	24,940	677,713
	Suntory Beverage & Food Ltd.	Beverages	47,000	1,433,071
	Suzuken Co. Ltd.	Health Care Providers & Services	28,200	873,827
	Suzuki Motor Corp.	Automobiles	169,200	6,821,291
	Sysmex Corp.	Health Care Equipment & Supplies	71,540	3,419,634
	T&D Holdings, Inc.	Insurance	188,000	3,109,291
	Taiheiyo Cement Corp.	Construction Materials	47,000	834,646
	Taisei Corp.	Construction & Engineering	65,800	2,319,811
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	18,800	776,441
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	47,000	1,275,276
	Takara Bio, Inc.	Biotechnology	18,800	174,236
	Takara Holdings, Inc.	Beverages	65,800	529,575
	Takashimaya Co. Ltd.	Broadline Retail	47,000	689,134
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	573,400	17,833,134
	TBS Holdings, Inc.	Media	9,400	158,394
	TDK Corp.	Electronic Equipment, Instruments & Components	133,800	4,969,138
	TechnoPro Holdings, Inc.	Professional Services	38,760	844,941
	Teijin Ltd.	Chemicals	65,800	640,693
	Terumo Corp.	Health Care Equipment & Supplies	244,400	6,490,583
	THK Co. Ltd.	Machinery	47,000	860,945
	TIS, Inc.	IT Services	84,600	1,866,898
	Tobu Railway Co. Ltd.	Ground Transportation	75,200	1,936,126
	Toda Corp.	Construction & Engineering	84,600	458,986
	Toei Animation Co. Ltd.	Entertainment	1,500	132,887

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toho Co. Ltd.	Entertainment	37,600	$1,285,543
	Toho Gas Co. Ltd.	Gas Utilities	37,600	657,008
	Tohoku Electric Power Co., Inc.	Electric Utilities	178,600	1,158,072
	Tokai Carbon Co. Ltd.	Chemicals	75,200	590,110
	Tokio Marine Holdings, Inc.	Insurance	695,600	16,151,811
	Tokyo Century Corp.	Financial Services	28,200	1,127,433
a	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	582,800	2,612,006
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	166,484	22,804,041
	Tokyo Gas Co. Ltd.	Gas Utilities	150,400	3,417,701
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	12,500	745,183
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	18,800	943,622
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	75,200	1,042,142
	Tokyu Corp.	Ground Transportation	216,200	2,497,764
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	225,600	1,389,354
	TOPPAN, Inc.	Commercial Services & Supplies	103,400	2,477,165
	Toray Industries, Inc.	Chemicals	564,000	2,940,472
a	Toshiba Corp.	Industrial Conglomerates	28,200	869,858
	Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	9,400	215,118
	Tosoh Corp.	Chemicals	103,400	1,329,008
	TOTO Ltd.	Building Products	56,400	1,460,031
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	56,400	925,039
	Toyo Suisan Kaisha Ltd.	Food Products	37,600	1,477,795
	Toyo Tire Corp.	Automobile Components	37,600	580,031
	Toyoda Gosei Co. Ltd.	Automobile Components	28,200	606,992
	Toyota Boshoku Corp.	Automobile Components	18,800	343,433
	Toyota Industries Corp.	Machinery	60,400	4,766,024
	Toyota Motor Corp.	Automobiles	4,502,600	80,788,819
	Toyota Tsusho Corp.	Trading Companies & Distributors	84,600	4,986,142
	Trend Micro, Inc.	Software	47,000	1,785,197
	TS Tech Co. Ltd.	Automobile Components	37,600	427,339
	Tsumura & Co.	Pharmaceuticals	28,200	525,354
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	13,750	925,574
	UBE Corp.	Chemicals	37,600	635,339
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	18,800	679,685
	Unicharm Corp.	Household Products	141,000	4,999,370
	United Urban Investment Corp.	Diversified REITs	1,128	1,176,945
	Ushio, Inc.	Electrical Equipment	37,600	457,701
	USS Co. Ltd.	Specialty Retail	75,200	1,245,984
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	37,600	650,961
	West Japan Railway Co.	Ground Transportation	84,600	3,506,457
	Workman Co. Ltd.	Specialty Retail	18,800	572,598
	Yakult Honsha Co. Ltd.	Food Products	94,000	2,288,504
	Yamada Holdings Co. Ltd.	Specialty Retail	197,400	607,843
	Yamaguchi Financial Group, Inc.	Banks	75,200	660,409
	Yamaha Corp.	Leisure Products	56,400	1,544,315
	Yamaha Motor Co. Ltd.	Automobiles	112,800	2,971,465
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	122,200	1,994,016
	Yamato Kogyo Co. Ltd.	Metals & Mining	9,400	450,142
	Yamazaki Baking Co. Ltd.	Food Products	47,000	865,512
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	9,400	484,346
	Yaskawa Electric Corp.	Machinery	94,000	3,398,425
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	94,000	1,819,528
	Yokohama Rubber Co. Ltd.	Automobile Components	47,000	980,157
	Z Holdings Corp.	Interactive Media & Services	977,600	2,722,016
	Zenkoku Hosho Co. Ltd.	Financial Services	18,800	618,709
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	37,600	1,637,291
	Zeon Corp.	Chemicals	56,400	590,740

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	ZOZO, Inc.	Specialty Retail	37,600	$691,024

	Total Common Stocks (Cost $1,553,806,149)			1,481,774,396

	Total Investments before Short-Term Investments (Cost $1,553,806,149)			1,481,774,396

	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
c.d	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	Money Market Funds	934,680	934,680

	Money Market Funds 0.0%†
	United States 0.0%†
c.d	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	Money Market Funds	8,156	8,156

	Total Short-Term Investments (Cost $942,836)			942,836

	Total Investments (Cost $1,554,748,985) 99.2%			1,482,717,232
	Other Assets, less Liabilities 0.8%			12,031,094

	Net Assets 100.0%			$1,494,748,326

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2023 Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
NIKKEI 225 (OSE) DEC23	Long	55	$11,742,670	12/07/23	$(104,623)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.57	$30.90	$30.70	$21.35	$23.12	$25.11

Income from investment operations[a]:

Net investment income[b]	0.46	0.58	0.68	0.88	0.38	0.38

Net realized and unrealized gains (losses)	4.89	1.56	(0.08)	8.47	(2.15)	(1.11)

Total from investment operations	5.35	2.14	0.60	9.35	(1.77)	(0.73)

Less distributions from:

Net investment income	(0.32)	(0.92)	(0.40)	—	—	(0.01)

Net realized gains	—	(5.55)	—	—	—	(1.25)

Total distributions	(0.32)	(6.47)	(0.40)	—	—	(1.26)

Net asset value, end of period	$31.60	$26.57	$30.90	$30.70	$21.35	$23.12

Total return[c]	20.21%	8.15%	1.93%	43.84%	(7.66)%	(2.59)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	3.03%	1.99%	2.22%	3.29%	1.59%	1.51%

Supplemental data

Net assets, end of period (000’s)	$249,663	$13,284	$24,720	$24,563	$4,269	$13,870

Portfolio turnover rate[e]	6.41%[f]	31.96%[f]	5.46%[f]	6.31%[f]	10.06%[f]	19.78%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	6.41%	31.39%	5.03%	6.31%	10.06%	—

234	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Japan Hedged ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart, Inc.	Specialty Retail	4,857	$87,489
	Acom Co. Ltd.	Consumer Finance	23,700	55,397
	Activia Properties, Inc.	Diversified REITs	46	127,157
	Advance Residence Investment Corp.	Residential REITs	79	179,467
	Advantest Corp.	Semiconductors & Semiconductor Equipment	46,264	1,296,229
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	44,544	884,313
	AEON Financial Service Co. Ltd.	Consumer Finance	7,257	62,661
	Aeon Mall Co. Ltd.	Real Estate Management & Development	7,410	87,396
	AEON REIT Investment Corp.	Retail REITs	111	108,973
	AGC, Inc.	Building Products	11,223	394,394
	Aica Kogyo Co. Ltd.	Chemicals	3,223	72,073
	Ain Holdings, Inc.	Consumer Staples Distribution & Retail	1,780	52,604
	Air Water, Inc.	Chemicals	11,107	138,665
	Aisin Corp.	Automobile Components	10,811	409,329
	Ajinomoto Co., Inc.	Food Products	28,911	1,116,723
	Alfresa Holdings Corp.	Health Care Providers & Services	10,158	167,116
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	12,476	108,478
	Amada Co. Ltd.	Machinery	19,407	195,663
	Amano Corp.	Electronic Equipment, Instruments & Components	4,093	90,020
	Amvis Holdings, Inc.	Health Care Providers & Services	1,380	24,072
a	ANA Holdings, Inc.	Passenger Airlines	9,822	206,214
	Anritsu Corp.	Electronic Equipment, Instruments & Components	8,400	60,090
	Aozora Bank Ltd.	Banks	7,072	144,781
	Ariake Japan Co. Ltd.	Food Products	1,048	35,634
	As One Corp.	Health Care Providers & Services	1,501	54,920
	Asahi Group Holdings Ltd.	Beverages	30,471	1,141,450
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	12,245	220,570
	Asahi Kasei Corp.	Chemicals	77,500	488,137
	Asics Corp.	Textiles, Apparel & Luxury Goods	10,669	373,424
	ASKUL Corp.	Broadline Retail	2,370	31,129
	Astellas Pharma, Inc.	Pharmaceuticals	112,900	1,569,138
	Azbil Corp.	Electronic Equipment, Instruments & Components	7,905	242,514
	AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	2,449	34,924
	Bandai Namco Holdings, Inc.	Leisure Products	36,763	749,426
a	Bank of Kyoto Ltd.	Banks	4,334	244,632
	BayCurrent Consulting, Inc.	Professional Services	8,400	281,342
	Benefit One, Inc.	Professional Services	3,559	25,794
	Benesse Holdings, Inc.	Diversified Consumer Services	4,487	55,011
	Bic Camera, Inc.	Specialty Retail	9,100	67,263
	BIPROGY, Inc.	IT Services	3,992	99,890
	Bridgestone Corp.	Automobile Components	35,191	1,374,624
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	14,546	234,773
	Calbee, Inc.	Food Products	4,387	83,609
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	2,894	75,189
	Canon, Inc.	Technology Hardware, Storage & Peripherals	59,648	1,440,985
	Capcom Co. Ltd.	Entertainment	11,143	402,111
	Casio Computer Co. Ltd.	Household Durables	12,840	107,857
	Central Japan Railway Co.	Ground Transportation	56,865	1,385,185
	Chiba Bank Ltd.	Banks	37,360	272,267
	Chubu Electric Power Co., Inc.	Electric Utilities	43,770	559,353
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	40,792	1,264,012
	Chugin Financial Group, Inc.	Banks	10,100	75,568
	Chugoku Electric Power Co., Inc.	Electric Utilities	18,880	116,411
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	8,800	115,938
	COMSYS Holdings Corp.	Construction & Engineering	6,766	141,736
	Concordia Financial Group Ltd.	Banks	67,900	310,094
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	5,134	180,967

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Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	1,134	$116,231
Credit Saison Co. Ltd.	Consumer Finance	10,177	161,666
CyberAgent, Inc.	Media	26,200	141,565
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	15,800	411,875
Daicel Corp.	Chemicals	15,800	132,456
Daido Steel Co. Ltd.	Metals & Mining	2,154	87,777
Daifuku Co. Ltd.	Machinery	18,225	345,570
Dai-ichi Life Holdings, Inc.	Insurance	59,000	1,224,480
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	118,000	3,246,829
Daiichikosho Co. Ltd.	Entertainment	4,914	79,938
Daikin Industries Ltd.	Building Products	16,600	2,611,392
Daio Paper Corp.	Paper & Forest Products	4,977	40,823
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	4,079	430,519
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	40,397	1,086,909
Daiwa House REIT Investment Corp.	Diversified REITs	133	235,117
Daiwa Office Investment Corp.	Office REITs	17	76,100
Daiwa Securities Group, Inc.	Capital Markets	89,700	518,814
Daiwa Securities Living Investments Corp.	Residential REITs	126	93,640
DeNA Co. Ltd.	Entertainment	5,240	52,760
Denka Co. Ltd.	Chemicals	5,442	98,574
Denso Corp.	Automobile Components	110,600	1,779,532
Dentsu Group, Inc.	Media	12,881	379,805
Descente Ltd.	Textiles, Apparel & Luxury Goods	2,412	69,261
DIC Corp.	Chemicals	5,119	83,307
Disco Corp.	Semiconductors & Semiconductor Equipment	5,243	969,020
DMG Mori Co. Ltd.	Machinery	6,462	110,121
Dowa Holdings Co. Ltd.	Metals & Mining	2,820	87,893
East Japan Railway Co.	Ground Transportation	22,609	1,296,163
Ebara Corp.	Machinery	5,708	268,101
Eisai Co. Ltd.	Pharmaceuticals	16,600	923,749
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	10,370	168,033
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	176,100	696,139
EXEO Group, Inc.	Construction & Engineering	6,146	126,194
Ezaki Glico Co. Ltd.	Food Products	3,123	85,910
Fancl Corp.	Personal Care Products	4,228	64,713
FANUC Corp.	Machinery	59,900	1,562,679
Fast Retailing Co. Ltd.	Specialty Retail	9,672	2,112,317
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	6,378	107,450
FP Corp.	Containers & Packaging	2,668	42,954
Frontier Real Estate Investment Corp.	Retail REITs	30	91,975
Fuji Electric Co. Ltd.	Electrical Equipment	7,900	357,135
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	1,443	45,014
Fuji Media Holdings, Inc.	Media	2,586	27,762
Fuji Oil Holdings, Inc.	Food Products	2,686	40,814
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	22,272	1,292,216
Fujikura Ltd.	Electrical Equipment	16,600	133,657
Fujitsu General Ltd.	Household Durables	3,439	64,678
Fujitsu Ltd.	IT Services	11,156	1,315,769
Fukuoka Financial Group, Inc.	Banks	10,026	240,463
Furukawa Electric Co. Ltd.	Electrical Equipment	3,834	61,200
Fuyo General Lease Co. Ltd.	Financial Services	1,185	95,689
GLP J-Reit	Industrial REITs	292	261,621
GMO internet group, Inc.	IT Services	3,576	55,476
GMO Payment Gateway, Inc.	Financial Services	2,566	140,608
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	2,233	151,735
GS Yuasa Corp.	Electrical Equipment	4,703	83,928
GungHo Online Entertainment, Inc.	Entertainment	1,875	29,659

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hachijuni Bank Ltd.	Banks	31,600	$174,681
	Hakuhodo DY Holdings, Inc.	Media	14,720	121,282
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	7,900	333,470
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	13,613	465,337
	Harmonic Drive Systems, Inc.	Machinery	3,001	66,767
	Haseko Corp.	Household Durables	16,105	205,812
	Heiwa Corp.	Hotels, Restaurants & Leisure	3,323	47,766
	Hikari Tsushin, Inc.	Industrial Conglomerates	1,377	210,160
a	Hino Motors Ltd.	Machinery	16,800	64,273
	Hirogin Holdings, Inc.	Banks	17,800	109,406
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	1,947	225,981
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	4,158	151,775
	Hitachi Construction Machinery Co. Ltd.	Machinery	6,620	201,672
	Hitachi Ltd.	Industrial Conglomerates	56,336	3,501,534
	Honda Motor Co. Ltd.	Automobiles	309,393	3,487,345
	Horiba Ltd.	Electronic Equipment, Instruments & Components	2,370	128,549
	Hoshizaki Corp.	Machinery	7,123	247,974
	House Foods Group, Inc.	Food Products	4,387	91,723
	Hoya Corp.	Health Care Equipment & Supplies	21,440	2,201,829
	Hulic Co. Ltd.	Real Estate Management & Development	25,900	232,749
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	6,723	358,800
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	14,113	325,150
	IHI Corp.	Machinery	7,900	165,967
	Iida Group Holdings Co. Ltd.	Household Durables	8,700	144,966
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	119	110,208
	Information Services International-Dentsu Ltd.	IT Services	1,443	55,312
	INFRONEER Holdings, Inc.	Construction & Engineering	13,793	143,083
	Inpex Corp.	Oil, Gas & Consumable Fuels	58,600	885,921
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	6,582	106,631
	Invincible Investment Corp.	Hotel & Resort REITs	421	174,353
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	21,940	254,576
	Isuzu Motors Ltd.	Automobiles	32,300	407,037
	Ito En Ltd.	Beverages	3,497	112,696
	ITOCHU Corp.	Trading Companies & Distributors	83,200	3,014,101
	Itochu Techno-Solutions Corp.	IT Services	2,788	80,581
	Itoham Yonekyu Holdings, Inc.	Food Products	1,580	42,882
	Iwatani Corp.	Oil, Gas & Consumable Fuels	3,148	158,956
	Iyogin Holdings, Inc.	Banks	15,800	113,821
	Izumi Co. Ltd.	Broadline Retail	2,491	66,087
	J Front Retailing Co. Ltd.	Broadline Retail	15,800	161,891
	Japan Airlines Co. Ltd.	Passenger Airlines	9,200	179,284
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	3,360	142,686
	Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	2,686	53,585
	Japan Exchange Group, Inc.	Capital Markets	32,826	610,215
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	281	147,067
	Japan Logistics Fund, Inc.	Industrial REITs	55	106,849
	Japan Metropolitan Fund Invest	Retail REITs	431	280,161
	Japan Post Bank Co. Ltd.	Banks	90,775	791,411
	Japan Post Holdings Co. Ltd.	Insurance	130,500	1,047,236
	Japan Post Insurance Co. Ltd.	Insurance	11,842	200,018
	Japan Prime Realty Investment Corp.	Office REITs	58	140,312
	Japan Real Estate Investment Corp.	Office REITs	84	328,176
	Japan Steel Works Ltd.	Machinery	3,895	72,484
	Japan Tobacco, Inc.	Tobacco	74,368	1,714,364
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	3,560	35,678
	Jeol Ltd.	Health Care Equipment & Supplies	2,628	78,510

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	JFE Holdings, Inc.	Metals & Mining	35,600	$522,698
	JGC Holdings Corp.	Construction & Engineering	13,240	184,504
	JMDC, Inc.	Health Care Technology	1,917	69,871
	JSR Corp.	Chemicals	11,002	296,164
	JTEKT Corp.	Automobile Components	14,130	133,606
	Justsystems Corp.	Software	2,175	43,711
	Kadokawa Corp.	Media	5,651	113,304
	Kagome Co. Ltd.	Food Products	4,803	104,445
	Kajima Corp.	Construction & Engineering	26,600	433,782
	Kakaku.com, Inc.	Interactive Media & Services	7,900	80,310
	Kamigumi Co. Ltd.	Transportation Infrastructure	5,718	118,019
	Kandenko Co. Ltd.	Construction & Engineering	6,320	58,319
	Kaneka Corp.	Chemicals	3,755	97,684
	Kansai Electric Power Co., Inc.	Electric Utilities	45,534	633,921
	Kansai Paint Co. Ltd.	Chemicals	11,649	166,860
	Kao Corp.	Personal Care Products	28,492	1,059,870
	Katitas Co. Ltd.	Real Estate Management & Development	2,964	43,261
	Kawasaki Heavy Industries Ltd.	Machinery	9,200	223,180
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	13,677	467,800
	KDDI Corp.	Wireless Telecommunication Services	100,000	3,067,180
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	6,167	163,985
	Keikyu Corp.	Ground Transportation	15,800	134,521
	Keio Corp.	Ground Transportation	7,194	247,891
	Keisei Electric Railway Co. Ltd.	Ground Transportation	8,700	302,000
	Kenedix Office Investment Corp.	Office REITs	47	108,976
	Kewpie Corp.	Food Products	6,562	105,691
	Keyence Corp.	Electronic Equipment, Instruments & Components	12,200	4,537,443
	Kikkoman Corp.	Food Products	11,459	602,341
	Kinden Corp.	Construction & Engineering	7,900	115,198
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	11,210	318,365
	Kirin Holdings Co. Ltd.	Beverages	46,565	653,111
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	3,755	167,965
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	8,800	206,754
	Kobe Steel Ltd.	Metals & Mining	20,714	270,542
	Koei Tecmo Holdings Co. Ltd.	Entertainment	9,100	129,617
	Koito Manufacturing Co. Ltd.	Automobile Components	14,089	213,046
	Kokuyo Co. Ltd.	Commercial Services & Supplies	5,107	81,161
	Komatsu Ltd.	Machinery	57,446	1,556,403
	Konami Group Corp.	Entertainment	5,932	313,524
a	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	31,600	103,022
	Kose Corp.	Personal Care Products	1,840	133,846
	Kotobuki Spirits Co. Ltd.	Food Products	5,925	95,967
	K’s Holdings Corp.	Specialty Retail	9,000	82,748
	Kubota Corp.	Machinery	67,200	992,520
	Kuraray Co. Ltd.	Chemicals	21,010	249,346
	Kurita Water Industries Ltd.	Machinery	6,896	240,950
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	948	54,990
	Kyocera Corp.	Electronic Equipment, Instruments & Components	18,770	954,317
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	15,800	275,713
	Kyudenko Corp.	Construction & Engineering	2,491	78,223
a	Kyushu Electric Power Co., Inc.	Electric Utilities	28,992	189,504
	Kyushu Financial Group, Inc.	Banks	23,700	122,451
	Kyushu Railway Co.	Ground Transportation	9,822	209,242
	LaSalle Logiport REIT	Industrial REITs	115	110,511
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	4,710	734,473
	Lawson, Inc.	Consumer Staples Distribution & Retail	3,044	140,180
	Lion Corp.	Household Products	15,800	156,279

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Lixil Corp.	Building Products	16,300	$190,226
	M3, Inc.	Health Care Technology	26,422	480,899
	Mabuchi Motor Co. Ltd.	Electrical Equipment	3,123	93,549
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	2,900	136,619
	Makita Corp.	Machinery	15,293	378,367
	Mani, Inc.	Health Care Equipment & Supplies	3,842	46,704
	Marubeni Corp.	Trading Companies & Distributors	95,908	1,498,793
	Marui Group Co. Ltd.	Consumer Finance	11,344	184,727
	Maruichi Steel Tube Ltd.	Metals & Mining	3,634	90,591
	Matsui Securities Co. Ltd.	Capital Markets	7,900	43,464
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	22,754	408,726
	Mazda Motor Corp.	Automobiles	35,770	406,660
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	5,356	204,944
	Mebuki Financial Group, Inc.	Banks	63,200	175,211
	Medipal Holdings Corp.	Health Care Providers & Services	9,300	157,519
	MEIJI Holdings Co. Ltd.	Food Products	16,126	401,570
	Menicon Co. Ltd.	Health Care Equipment & Supplies	2,923	37,687
a	Mercari, Inc.	Broadline Retail	7,194	155,522
	MINEBEA MITSUMI, Inc.	Machinery	25,700	420,483
	MISUMI Group, Inc.	Machinery	17,300	270,876
	Mitsubishi Chemical Group Corp.	Chemicals	80,000	505,384
	Mitsubishi Corp.	Trading Companies & Distributors	71,613	3,420,723
	Mitsubishi Electric Corp.	Electrical Equipment	121,956	1,511,118
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	69,200	906,591
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	11,111	149,847
	Mitsubishi HC Capital, Inc.	Financial Services	39,500	263,642
	Mitsubishi Heavy Industries Ltd.	Machinery	17,977	1,005,435
	Mitsubishi Logistics Corp.	Transportation Infrastructure	3,713	98,831
	Mitsubishi Materials Corp.	Metals & Mining	7,900	128,062
	Mitsubishi Motors Corp.	Automobiles	39,500	172,426
	Mitsubishi UFJ Financial Group, Inc.	Banks	728,500	6,192,677
	Mitsui & Co. Ltd.	Trading Companies & Distributors	93,070	3,382,266
	Mitsui Chemicals, Inc.	Chemicals	10,586	275,034
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	56,007	1,236,301
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	33	104,158
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	1,422	73,947
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	3,439	87,459
	Mitsui OSK Lines Ltd.	Marine Transportation	20,882	575,138
	Miura Co. Ltd.	Machinery	5,996	120,945
	Mizuho Financial Group, Inc.	Banks	159,253	2,711,757
a	Money Forward, Inc.	Software	2,751	88,526
	MonotaRO Co. Ltd.	Trading Companies & Distributors	14,683	157,481
	Mori Hills REIT Investment Corp., Class C	Office REITs	100	94,957
	Morinaga & Co. Ltd.	Food Products	2,185	79,098
	Morinaga Milk Industry Co. Ltd.	Food Products	2,246	84,693
	MS&AD Insurance Group Holdings, Inc.	Insurance	28,222	1,039,235
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	105,561	1,934,018
	Nabtesco Corp.	Machinery	7,000	126,490
	Nagase & Co. Ltd.	Trading Companies & Distributors	6,262	98,635
	Nagoya Railroad Co. Ltd.	Ground Transportation	12,213	180,668
	Nankai Electric Railway Co. Ltd.	Ground Transportation	6,800	132,263
	NEC Corp.	IT Services	16,114	892,061
	NEC Networks & System Integration Corp.	IT Services	4,029	53,027
	NET One Systems Co. Ltd.	IT Services	5,019	95,453
	Nexon Co. Ltd.	Entertainment	24,600	440,731
	NGK Insulators Ltd.	Machinery	15,800	209,855
	NH Foods Ltd.	Food Products	6,161	184,593

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Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
NHK Spring Co. Ltd.	Automobile Components	9,400	$72,063
Nichirei Corp.	Food Products	6,462	142,253
NIDEC Corp.	Electrical Equipment	32,430	1,506,265
Nifco, Inc.	Automobile Components	5,232	135,652
Nihon Kohden Corp.	Health Care Equipment & Supplies	4,487	111,014
Nihon M&A Center Holdings, Inc.	Professional Services	15,800	76,181
Nikon Corp.	Household Durables	19,049	201,245
Nintendo Co. Ltd.	Entertainment	65,370	2,729,135
Nippon Accommodations Fund, Inc.	Residential REITs	29	122,627
Nippon Building Fund, Inc.	Office REITs	96	389,854
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	4,761	88,887
Nippon Express Holdings, Inc.	Air Freight & Logistics	4,258	222,652
Nippon Kayaku Co. Ltd.	Chemicals	10,080	84,402
Nippon Paint Holdings Co. Ltd.	Chemicals	63,556	428,463
Nippon Prologis REIT, Inc.	Industrial REITs	158	295,618
Nippon Sanso Holdings Corp.	Chemicals	9,000	213,805
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	3,241	137,459
Nippon Shokubai Co. Ltd.	Chemicals	1,996	72,630
Nippon Steel Corp.	Metals & Mining	51,200	1,202,587
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,785,400	2,112,928
Nippon Yusen KK	Marine Transportation	30,277	788,450
Nipro Corp.	Health Care Equipment & Supplies	7,300	59,144
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	4,703	78,207
Nissan Chemical Corp.	Chemicals	8,200	349,431
Nissan Motor Co. Ltd.	Automobiles	121,200	536,293
Nisshin Seifun Group, Inc.	Food Products	16,093	205,496
Nissin Foods Holdings Co. Ltd.	Food Products	4,229	352,121
Niterra Co. Ltd.	Automobile Components	12,155	275,641
Nitori Holdings Co. Ltd.	Specialty Retail	4,739	530,666
Nitto Denko Corp.	Chemicals	8,819	579,640
Noevir Holdings Co. Ltd.	Personal Care Products	948	33,606
NOF Corp.	Chemicals	4,110	164,593
NOK Corp.	Automobile Components	6,915	92,007
Nomura Holdings, Inc.	Capital Markets	189,900	762,400
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	6,782	170,567
Nomura Real Estate Master Fund, Inc.	Diversified REITs	281	315,225
Nomura Research Institute Ltd.	IT Services	26,895	701,640
NS Solutions Corp.	IT Services	1,896	54,063
NSK Ltd.	Machinery	26,400	148,820
NTT Data Group Corp.	IT Services	39,467	530,150
Obayashi Corp.	Construction & Engineering	42,200	372,299
OBIC Business Consultants Co. Ltd.	Software	1,766	73,374
Obic Co. Ltd.	IT Services	4,212	640,303
Odakyu Electric Railway Co. Ltd.	Ground Transportation	19,249	288,235
Oji Holdings Corp.	Paper & Forest Products	55,300	233,096
OKUMA Corp.	Machinery	1,838	80,984
Olympus Corp.	Health Care Equipment & Supplies	77,500	1,008,318
Omron Corp.	Electronic Equipment, Instruments & Components	11,426	510,485
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	26,300	505,468
Open House Group Co. Ltd.	Household Durables	4,449	151,276
Oracle Corp.	Software	2,075	154,347
Orient Corp.	Consumer Finance	3,555	27,635
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	58,814	1,934,783
ORIX Corp.	Financial Services	73,736	1,380,095
Orix JREIT, Inc.	Office REITs	165	198,365
Osaka Gas Co. Ltd.	Gas Utilities	24,700	407,515
OSG Corp.	Machinery	4,745	56,027

240	Semiannual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Otsuka Corp.	IT Services	6,462	$274,199
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	30,119	1,072,355
	PALTAC Corp.	Distributors	1,917	60,249
	Pan Pacific International Holdings Corp.	Broadline Retail	25,100	527,819
	Panasonic Holdings Corp.	Household Durables	133,800	1,508,136
a	Park24 Co. Ltd.	Commercial Services & Supplies	7,900	100,322
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	17,700	105,471
a	PeptiDream, Inc.	Biotechnology	5,659	61,093
	Persol Holdings Co. Ltd.	Professional Services	110,600	180,399
	Pigeon Corp.	Household Products	6,778	76,694
	Pola Orbis Holdings, Inc.	Personal Care Products	4,645	55,921
	Rakus Co. Ltd.	Software	5,909	81,671
	Rakuten Group, Inc.	Broadline Retail	71,100	292,119
	Recruit Holdings Co. Ltd.	Professional Services	83,700	2,585,179
	Relo Group, Inc.	Real Estate Management & Development	6,620	71,801
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	75,000	1,148,685
	Rengo Co. Ltd.	Containers & Packaging	13,082	89,946
	Resona Holdings, Inc.	Banks	133,300	739,905
	Resonac Holdings Corp.	Chemicals	11,181	187,692
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	4,160	62,264
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	35,800	309,599
	Rinnai Corp.	Household Durables	6,583	123,521
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	20,592	388,726
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	12,134	329,726
	Ryohin Keikaku Co. Ltd.	Broadline Retail	14,783	191,741
	Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	72,937
	Sankyo Co. Ltd.	Leisure Products	2,657	122,038
	Sankyu, Inc.	Air Freight & Logistics	2,968	102,848
	Sanrio Co. Ltd.	Specialty Retail	3,518	167,383
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	20,708	190,601
	Sanwa Holdings Corp.	Building Products	12,171	162,144
	Sapporo Holdings Ltd.	Beverages	3,892	124,069
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	2,370	72,708
	SBI Holdings, Inc.	Capital Markets	15,127	319,114
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	4,966	242,302
	SCSK Corp.	IT Services	7,905	138,208
	Secom Co. Ltd.	Commercial Services & Supplies	11,964	812,967
	Sega Sammy Holdings, Inc.	Leisure Products	9,933	183,650
	Seibu Holdings, Inc.	Ground Transportation	13,069	126,026
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	16,300	256,638
	Seino Holdings Co. Ltd.	Ground Transportation	8,600	120,766
	Sekisui Chemical Co. Ltd.	Household Durables	20,534	296,262
	Sekisui House Ltd.	Household Durables	34,380	685,872
	Sekisui House Reit, Inc.	Diversified REITs	258	144,020
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	48,273	1,894,042
	Seven Bank Ltd.	Banks	39,500	82,296
	SG Holdings Co. Ltd.	Air Freight & Logistics	26,400	338,790
a	Sharp Corp.	Household Durables	13,103	81,836
a	SHIFT, Inc.	IT Services	632	115,664
	Shikoku Electric Power Co., Inc.	Electric Utilities	9,800	67,216
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	16,800	447,174
	Shimamura Co. Ltd.	Specialty Retail	1,343	132,928
	Shimano, Inc.	Leisure Products	4,822	651,604
	Shimizu Corp.	Construction & Engineering	33,500	233,361
	Shin-Etsu Chemical Co. Ltd.	Chemicals	120,954	3,520,209
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	4,110	160,379
	Shionogi & Co. Ltd.	Pharmaceuticals	16,600	743,760

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	4,861	$73,896
	Shiseido Co. Ltd.	Personal Care Products	24,400	858,435
	Shizuoka Financial Group, Inc.	Banks	30,593	249,910
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	2,807	110,531
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	13,772	188,687
	SMC Corp.	Machinery	3,510	1,575,472
	SMS Co. Ltd.	Professional Services	3,002	51,209
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	2,229	220,771
	SoftBank Corp.	Wireless Telecommunication Services	172,488	1,954,036
	SoftBank Group Corp.	Wireless Telecommunication Services	60,748	2,578,915
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	23,700	143,288
	Sojitz Corp.	Trading Companies & Distributors	14,192	311,753
	Sompo Holdings, Inc.	Insurance	19,343	833,865
	Sony Group Corp.	Household Durables	77,417	6,350,036
	Sotetsu Holdings, Inc.	Ground Transportation	4,761	93,832
	Square Enix Holdings Co. Ltd.	Entertainment	4,910	168,630
	Stanley Electric Co. Ltd.	Automobile Components	9,324	147,616
	Subaru Corp.	Automobiles	37,785	735,823
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	2,154	85,756
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	21,066	275,139
	Sumitomo Bakelite Co. Ltd.	Chemicals	1,996	87,250
	Sumitomo Chemical Co. Ltd.	Chemicals	94,800	258,560
	Sumitomo Corp.	Trading Companies & Distributors	68,735	1,374,470
	Sumitomo Electric Industries Ltd.	Automobile Components	47,400	572,231
	Sumitomo Forestry Co. Ltd.	Household Durables	8,800	224,445
	Sumitomo Heavy Industries Ltd.	Machinery	7,051	179,175
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	14,890	438,942
	Sumitomo Mitsui Financial Group, Inc.	Banks	79,885	3,933,088
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	22,175	836,773
	Sumitomo Pharma Co. Ltd.	Pharmaceuticals	15,800	56,720
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	24,742	644,312
	Sumitomo Rubber Industries Ltd.	Automobile Components	11,302	125,043
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	4,071	110,624
	Suntory Beverage & Food Ltd.	Beverages	7,900	240,878
	Suzuken Co. Ltd.	Health Care Providers & Services	4,287	132,840
	Suzuki Motor Corp.	Automobiles	28,347	1,142,808
	Sysmex Corp.	Health Care Equipment & Supplies	11,932	570,353
	T&D Holdings, Inc.	Insurance	31,600	522,626
	Taiheiyo Cement Corp.	Construction Materials	7,200	127,861
	Taisei Corp.	Construction & Engineering	10,881	383,615
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	2,809	116,012
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	7,900	214,355
	Takara Bio, Inc.	Biotechnology	2,686	24,894
	Takara Holdings, Inc.	Beverages	10,870	87,484
	Takashimaya Co. Ltd.	Broadline Retail	8,300	121,698
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	95,485	2,969,649
	TBS Holdings, Inc.	Media	2,054	34,611
	TDK Corp.	Electronic Equipment, Instruments & Components	22,588	838,886
	TechnoPro Holdings, Inc.	Professional Services	6,744	147,014
	Teijin Ltd.	Chemicals	11,560	112,559
	Terumo Corp.	Health Care Equipment & Supplies	40,700	1,080,879
	THK Co. Ltd.	Machinery	7,900	144,712
	TIS, Inc.	IT Services	14,330	316,225
	Tobu Railway Co. Ltd.	Ground Transportation	12,565	323,503
	Toda Corp.	Construction & Engineering	15,800	85,721
	Toei Animation Co. Ltd.	Entertainment	316	27,995
	Toho Co. Ltd.	Entertainment	6,896	235,774

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toho Gas Co. Ltd.	Gas Utilities	5,578	$97,468
	Tohoku Electric Power Co., Inc.	Electric Utilities	29,624	192,087
	Tokai Carbon Co. Ltd.	Chemicals	12,295	96,481
	Tokio Marine Holdings, Inc.	Insurance	116,378	2,702,294
	Tokyo Century Corp.	Financial Services	3,934	157,281
a	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	97,600	437,426
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	27,867	3,817,065
	Tokyo Gas Co. Ltd.	Gas Utilities	25,600	581,736
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	2,233	133,120
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	2,300	115,443
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	12,166	168,600
	Tokyu Corp.	Ground Transportation	37,182	429,565
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	39,500	243,260
	TOPPAN, Inc.	Commercial Services & Supplies	16,800	402,479
	Toray Industries, Inc.	Chemicals	94,800	494,250
a	Toshiba Corp.	Industrial Conglomerates	5,622	173,416
	Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	1,422	32,542
	Tosoh Corp.	Chemicals	17,500	224,929
	TOTO Ltd.	Building Products	9,029	233,734
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	8,900	145,973
	Toyo Suisan Kaisha Ltd.	Food Products	5,630	221,276
	Toyo Tire Corp.	Automobile Components	6,404	98,790
	Toyoda Gosei Co. Ltd.	Automobile Components	4,559	98,130
	Toyota Boshoku Corp.	Automobile Components	3,834	70,038
	Toyota Industries Corp.	Machinery	10,026	791,128
	Toyota Motor Corp.	Automobiles	749,900	13,455,234
	Toyota Tsusho Corp.	Trading Companies & Distributors	13,929	820,945
	Trend Micro, Inc.	Software	7,073	268,653
	TS Tech Co. Ltd.	Automobile Components	6,030	68,533
	Tsumura & Co.	Pharmaceuticals	4,075	75,916
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	2,335	157,179
	UBE Corp.	Chemicals	5,946	100,471
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	2,972	107,448
	Unicharm Corp.	Household Products	24,210	858,402
	United Urban Investment Corp.	Diversified REITs	185	193,027
	Ushio, Inc.	Electrical Equipment	6,562	79,879
	USS Co. Ltd.	Specialty Retail	12,582	208,470
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	6,225	107,772
	West Japan Railway Co.	Ground Transportation	14,428	598,004
	Workman Co. Ltd.	Specialty Retail	2,786	84,854
	Yakult Honsha Co. Ltd.	Food Products	16,306	396,982
	Yamada Holdings Co. Ltd.	Specialty Retail	35,900	110,545
	Yamaguchi Financial Group, Inc.	Banks	12,392	108,827
	Yamaha Corp.	Leisure Products	9,463	259,111
	Yamaha Motor Co. Ltd.	Automobiles	19,091	502,910
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	20,234	330,171
	Yamato Kogyo Co. Ltd.	Metals & Mining	2,096	100,372
	Yamazaki Baking Co. Ltd.	Food Products	7,473	137,616
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	1,343	69,200
	Yaskawa Electric Corp.	Machinery	16,126	583,011
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	15,157	293,389
	Yokohama Rubber Co. Ltd.	Automobile Components	8,200	171,006
	Z Holdings Corp.	Interactive Media & Services	165,900	461,930
	Zenkoku Hosho Co. Ltd.	Financial Services	3,123	102,778
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	5,988	260,747
	Zeon Corp.	Chemicals	8,800	92,172

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	ZOZO, Inc.	Specialty Retail	6,823	$125,395

	Total Common Stocks (Cost $251,202,266)			247,123,238

	Total Investments before Short-Term Investments (Cost $251,202,266)			247,123,238

	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	Money Market Funds	14,047	14,047

	Total Short-Term Investments (Cost $14,047)			14,047

	Total Investments (Cost $251,216,313) 99.0%			247,137,285
	Other Assets, less Liabilities 1.0%			2,525,805

	Net Assets 100.0%			$249,663,090

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	HSBK	Buy	9,067,377,000	$60,762,227	10/03/23	$896	$—
Japanese Yen	BOFA	Buy	9,067,377,000	60,762,227	10/03/23	896	—
Japanese Yen	UBSW	Buy	18,134,754,000	121,525,024	10/03/23	1,221	—
Japanese Yen	HSBK	Sell	9,067,377,000	62,559,349	10/03/23	1,796,226	—
Japanese Yen	BOFA	Sell	9,067,377,000	62,561,593	10/03/23	1,798,470	—
Japanese Yen	UBSW	Sell	18,134,754,000	125,121,200	10/03/23	3,594,955	—
Japanese Yen	UBSW	Sell	18,613,956,000	125,330,891	11/02/23	—	(5,717)
Japanese Yen	HSBK	Sell	9,306,978,000	62,666,332	11/02/23	—	(1,972)
Japanese Yen	BOFA	Sell	9,306,978,000	62,666,838	11/02/23	—	(1,466)

Total Forward Exchange Contracts						$7,192,664	$ (9,155)

Net unrealized appreciation (depreciation)							$7,183,509

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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Franklin FTSE Japan Hedged ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
Nikkei 225 Mini	Long	75	$1,601,273		12/07/23		$(15,554)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.42	$25.25	$22.40	$15.20	$ 26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.75	1.66	1.54	0.57	0.77	0.38

Net realized and unrealized gains (losses)	1.09	(4.62)	2.83	7.13	(11.08)	(0.02)

Total from investment operations	1.84	(2.96)	4.37	7.70	(10.31)	0.36

Less distributions from net investment income	(0.52)	(1.87)	(1.52)	(0.50)	(0.90)	(0.12)

Net asset value, end of period	$21.74	$20.42	$25.25	$22.40	$ 15.20	$26.41

Total return[d]	8.94%	(11.05)%	21.12%	50.80%	(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.21%	0.19%

Net investment income	6.79%	8.09%	6.75%	2.86%	2.97%	3.08%

Supplemental data

Net assets, end of period (000’s)	$60,877	$67,372	$7,575	$4,480	$1,520	$2,641

Portfolio turnover rate[f]	3.73%[g]	10.49%[g]	18.50%[g]	10.21%[g]	12.74%[g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.60%	10.49%	18.50%	10.21%	12.74%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 80.1%
	Brazil 43.8%
	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	44,800	$202,196
	Alupar Investimento SA, UNIT	Electric Utilities	11,200	64,356
	Ambev SA	Beverages	408,800	1,070,760
	Atacadao SA	Consumer Staples Distribution & Retail	50,400	89,619
	Auren Energia SA	Independent Power Producers & Energy Traders	33,600	92,170
	B3 SA - Brasil Bolsa Balcao	Capital Markets	537,600	1,320,048
	Banco Bradesco SA	Banks	140,000	354,112
	Banco BTG Pactual SA	Capital Markets	123,200	764,769
	Banco do Brasil SA	Banks	80,400	757,866
	Banco Santander Brasil SA	Banks	33,600	174,874
	BB Seguridade Participacoes SA	Insurance	63,000	392,837
	Bradespar SA	Metals & Mining	2,800	11,720
a	BRF SA	Food Products	89,600	182,415
	Caixa Seguridade Participacoes SA	Insurance	42,000	93,647
	CCR SA	Transportation Infrastructure	106,400	274,014
	Centrais Eletricas Brasileiras SA	Electric Utilities	123,200	908,025
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	32,200	392,625
	Cia Energetica de Minas Gerais	Electric Utilities	30,800	117,534
	Cia Paranaense de Energia	Electric Utilities	72,800	122,322
	Cia Siderurgica Nacional SA	Metals & Mining	58,800	142,618
	Cielo SA	Financial Services	109,200	76,579
	Cosan SA	Oil, Gas & Consumable Fuels	112,000	383,537
	CPFL Energia SA	Electric Utilities	18,000	120,870
	CSN Mineracao SA	Metals & Mining	50,400	48,837
	Dexco SA	Paper & Forest Products	30,800	47,383
	Diagnosticos da America SA	Health Care Providers & Services	25,200	62,280
a	Embraer SA	Aerospace & Defense	70,000	240,830
	Energisa SA	Electric Utilities	28,000	261,528
a	Eneva SA	Independent Power Producers & Energy Traders	114,800	276,610
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	16,800	139,060
	Equatorial Energia SA	Electric Utilities	81,200	520,114
b	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	39,200	134,630
	Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	42,000	55,802
a	Grupo Mateus SA	Consumer Staples Distribution & Retail	36,400	49,743
a,b	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	450,800	423,312
	Hypera SA	Pharmaceuticals	37,900	281,229
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	5,600	23,160
	Itau Unibanco Holding SA	Banks	42,000	193,503
	Klabin SA	Containers & Packaging	72,800	346,313
	Localiza Rent a Car SA	Ground Transportation	78,800	921,947
	Lojas Renner SA	Specialty Retail	89,600	239,879
	M Dias Branco SA	Food Products	11,200	81,742
a	Magazine Luiza SA	Broadline Retail	288,400	122,155
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	25,200	123,704
a	Natura & Co. Holding SA	Personal Care Products	89,600	260,644
	Neoenergia SA	Electric Utilities	22,400	82,391
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	347,200	2,628,348
	Porto Seguro SA	Insurance	16,800	88,243
a	PRIO SA	Oil, Gas & Consumable Fuels	63,500	596,787
	Raia Drogasil SA	Consumer Staples Distribution & Retail	103,600	571,692
b	Rede D’Or Sao Luiz SA	Health Care Providers & Services	72,800	369,585
	Rumo SA	Ground Transportation	117,600	536,169
	Sao Martinho SA	Food Products	15,400	120,795
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	126,000	306,114
	SLC Agricola SA	Food Products	10,100	79,485

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SCHEDULE OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
a	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	11,200	$48,110
	Suzano SA	Paper & Forest Products	66,100	716,836
	Telefonica Brasil SA	Diversified Telecommunication Services	41,600	358,884
	TIM SA	Wireless Telecommunication Services	75,600	224,903
	TOTVS SA	Software	42,000	226,564
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	20,400	140,858
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	78,400	293,695
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	16,800	23,294
	Vale SA	Metals & Mining	356,100	4,808,047
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	36,400	70,906
	Vibra Energia SA	Specialty Retail	103,600	391,615
	WEG SA	Electrical Equipment	140,000	1,014,505

				26,661,744

	Chile 4.7%
	Aguas Andinas SA, Class A	Water Utilities	257,992	77,388
	Banco de Chile	Banks	4,130,336	418,374
	Banco de Credito e Inversiones SA	Banks	5,740	146,213
	Banco Itau Chile SA	Banks	7,028	67,435
	Banco Santander Chile	Banks	5,854,352	269,667
	Cencosud SA	Consumer Staples Distribution & Retail	124,180	234,223
	Cencosud Shopping SA	Real Estate Management & Development	45,444	68,673
	Cia Cervecerias Unidas SA	Beverages	12,460	78,773
	Cia Sud Americana de Vapores SA	Marine Transportation	1,640,520	97,878
	Colbun SA	Independent Power Producers & Energy Traders	679,560	92,043
	Empresas CMPC SA	Paper & Forest Products	112,476	205,991
	Empresas Copec SA	Oil, Gas & Consumable Fuels	45,780	322,845
a	Enel Americas SA	Electric Utilities	1,783,796	203,668
	Enel Chile SA	Electric Utilities	2,332,736	141,006
	Falabella SA	Broadline Retail	74,424	165,435
a	Latam Airlines Group SA	Passenger Airlines	15,987,608	144,244
	Plaza SA	Real Estate Management & Development	28,000	38,263
	Quinenco SA	Industrial Conglomerates	24,920	73,364
	Sociedad de Inversiones Oro Blanco SA	Capital Markets	4,657,268	36,013

				2,881,496

	Colombia 1.0%
	Bancolombia SA	Banks	25,984	197,868
	Ecopetrol SA	Oil, Gas & Consumable Fuels	444,500	259,825
	Interconexion Electrica SA ESP	Electric Utilities	41,272	152,195

				609,888

	Mexico 29.6%
	Alfa SAB de CV, Class A	Industrial Conglomerates	340,676	222,301
	Alpek SAB de CV	Chemicals	35,084	30,201
a	Alsea SAB de CV	Hotels, Restaurants & Leisure	48,832	178,176
	America Movil SAB de CV	Wireless Telecommunication Services	2,153,928	1,870,286
	Arca Continental SAB de CV	Beverages	41,440	377,427
b	Banco del Bajio SA	Banks	66,444	209,558
	Becle SAB de CV	Beverages	50,596	120,824
a	Cemex SAB de CV	Construction Materials	1,422,008	930,358
	Coca-Cola Femsa SAB de CV	Beverages	49,336	388,306
	Concentradora Fibra Danhos SA de CV	Diversified REITs	22,456	25,314
a	Controladora AXTEL SAB de CV	Diversified Telecommunication Services	338,632	4,287
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	76,188	252,038
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	18,676	98,321
	Fibra Uno Administracion SA de CV	Diversified REITs	269,808	451,013

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Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Fomento Economico Mexicano SAB de CV	Beverages	170,912	$1,871,835
	Gruma SAB de CV, Class B	Food Products	18,284	314,032
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	25,844	281,275
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	36,232	597,192
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	18,760	460,469
	Grupo Bimbo SAB de CV	Food Products	207,816	1,004,730
	Grupo Carso SAB de CV	Industrial Conglomerates	42,308	310,789
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	43,288	254,893
	Grupo Elektra SAB de CV	Banks	5,656	374,578
	Grupo Financiero Banorte SAB de CV, Class O	Banks	270,508	2,274,300
a	Grupo Financiero Inbursa SAB de CV, Class O	Banks	186,956	368,673
	Grupo Mexico SAB de CV, Class B	Metals & Mining	296,436	1,407,084
	Grupo Televisa SAB	Media	225,428	137,370
a	Industrias Penoles SAB de CV	Metals & Mining	11,648	137,704
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	78,092	155,928
	Megacable Holdings SAB de CV	Media	28,084	61,990
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	117,656	98,033
	Orbia Advance Corp. SAB de CV	Chemicals	91,112	189,842
	Prologis Property Mexico SA de CV	Industrial REITs	57,036	196,755
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	20,524	183,964
	Qualitas Controladora SAB de CV	Insurance	15,932	120,050
	Regional SAB de CV	Banks	22,372	161,136
a	Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	165,564	66,117
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	483,112	1,823,641

				18,010,790

	United States 1.0%
	GCC SAB de CV	Construction Materials	15,316	144,475
	JBS SA	Food Products	126,000	454,387

				598,862

	Total Common Stocks (Cost $41,986,426)			48,762,780

	Preferred Stocks 18.6%
	Brazil 16.7%
a,c	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	22,400	36,027
c	Banco Bradesco SA, 5.993%, pfd.	Banks	487,200	1,391,944
c	Bradespar SA, 12.315%, pfd.	Metals & Mining	24,000	108,943
a,c	Braskem SA, Class A, pfd.	Chemicals	16,800	68,876
c	Centrais Eletricas Brasileiras SA, Class B, 3.703%, pfd.	Electric Utilities	25,200	203,153
c	Cia Energetica de Minas Gerais, 7.703%, pfd.	Electric Utilities	117,600	291,580
c	Cia Paranaense de Energia, 3.482%, pfd.	Electric Utilities	126,000	225,557
c	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 3.859%, pfd.	Electric Utilities	16,800	78,542
c	Gerdau SA, 12.607%, pfd.	Metals & Mining	100,800	485,955
c	Itau Unibanco Holding SA, 4.671%, pfd.	Banks	453,600	2,465,927
c	Itausa SA, 6.464%, pfd.	Banks	488,786	883,783
a,c	Itausa SA, pfd.	Banks	6,814	12,321
c	Metalurgica Gerdau SA, 9.758%, pfd.	Metals & Mining	61,600	137,225
c	Petroleo Brasileiro SA, 9.792%, pfd.	Oil, Gas & Consumable Fuels	526,400	3,643,110
c	Unipar Carbocloro SA, Class B, 8.522%, pfd.	Chemicals	4,540	73,499

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
c	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 4.955%, pfd.	Metals & Mining	44,800	$59,433

				10,165,875

	Chile 1.4%
c	Embotelladora Andina SA, Class B, 7.539%, pfd.	Beverages	35,252	78,881
c	Sociedad Quimica y Minera de Chile SA,Class B, 0.017%, pfd.	Electrical Equipment	12,796	757,032

				835,913

	Colombia 0.5%
c	Bancolombia SA, 12.674%, pfd.	Banks	42,448	284,108
c	Grupo Aval Acciones y Valores SA, 4.898%, pfd.	Banks	409,276	52,045

				336,153

	Total Preferred Stocks (Cost $9,971,649)			11,337,941

	Rights 0.0%†
	Brazil 0.0%†
a	Localiza Rent a Car SA	Ground Transportation	577	1,844

	Chile 0.0%†
a	Banco de Credito e Inversiones SA	Banks	837	697

	Total Rights (Cost $0)			2,541

	Total Investments (Cost $51,958,075) 98.7%			60,103,262
	Other Assets, less Liabilities 1.3%			774,038

	Net Assets 100.0%			$60,877,300

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $1,137,085, representing 1.9% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	25	$585,501	10/18/23	$(10,223)
Index Contracts
Mex Bolsa Index	Long	7	207,364	12/15/23	(4,988)

Total Futures Contracts					$(15,211)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

250	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$29.28	$27.49	$22.14	$14.35	$22.11	$24.98

Income from investment operations[a]:

Net investment income[b]	0.47	0.91	0.66	0.33	0.64	0.51

Net realized and unrealized gains (losses)	(0.56)	1.91	5.48	7.78	(7.73)	(2.86)

Total from investment operations	(0.09)	2.82	6.14	8.11	(7.09)	(2.35)

Less distributions from net investment income	(0.28)	(1.03)	(0.79)	(0.32)	(0.67)	(0.52)

Net asset value, end of period	$28.91	$29.28	$27.49	$22.14	$14.35	$22.11

Total return[c]	(0.38)%	11.15%	28.33%	56.94%	(33.13)%	(9.28)%

Ratios to average net assets[d]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	3.12%	3.55%	2.73%	1.80%	2.93%	2.21%

Supplemental data

Net assets, end of period (000’s)	$30,352	$24,890	$12,372	$5,536	$2,871	$4,422

Portfolio turnover rate[e]	7.13%[f]	11.16%[f]	22.39%[f]	18.32%[f]	19.32%[f]	10.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	7.13%	11.16%	22.39%	18.32%	19.32%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Mexico ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Mexico 99.0%
	Alfa SAB de CV, Class A	Industrial Conglomerates	637,287	$415,849
	Alpek SAB de CV	Chemicals	65,709	56,565
a	Alsea SAB de CV	Hotels, Restaurants & Leisure	91,035	332,165
	America Movil SAB de CV	Wireless Telecommunication Services	3,446,037	2,992,243
	Arca Continental SAB de CV	Beverages	77,511	705,955
b	Banco del Bajio SA	Banks	124,467	392,556
	Becle SAB de CV	Beverages	94,668	226,068
a	Cemex SAB de CV	Construction Materials	1,916,586	1,253,939
	Coca-Cola Femsa SAB de CV	Beverages	92,295	726,421
	Concentradora Fibra Danhos SA de CV	Diversified REITs	42,630	48,055
a	Controladora AXTEL SAB de CV	Diversified Telecommunication Services	712,026	9,014
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	142,506	471,426
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	34,692	182,638
	Fibra Uno Administracion SA de CV	Diversified REITs	504,735	843,718
	Fomento Economico Mexicano SAB de CV	Beverages	274,281	3,003,936
	Gruma SAB de CV, Class B	Food Products	34,209	587,548
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	48,342	526,133
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	58,359	961,898
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	34,461	845,855
	Grupo Bimbo SAB de CV	Food Products	283,605	1,371,148
	Grupo Carso SAB de CV	Industrial Conglomerates	79,170	581,572
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	80,997	476,935
	Grupo Elektra SAB de CV	Banks	10,581	700,744
	Grupo Financiero Banorte SAB de CV, Class O	Banks	431,634	3,628,969
a	Grupo Financiero Inbursa SAB de CV, Class O	Banks	350,265	690,715
	Grupo Mexico SAB de CV, Class B	Metals & Mining	480,459	2,280,580
	Grupo Televisa SAB	Media	421,701	256,974
a	Industrias Penoles SAB de CV	Metals & Mining	21,777	257,449
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	146,097	291,715
	Megacable Holdings SAB de CV	Media	52,542	115,977
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	220,080	183,374
	Orbia Advance Corp. SAB de CV	Chemicals	170,436	355,122
	Prologis Property Mexico SA de CV	Industrial REITs	106,428	367,141
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	38,472	344,839
	Qualitas Controladora SAB de CV	Insurance	29,589	222,958
	Regional SAB de CV	Banks	41,559	299,332
a	Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	310,590	124,032
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	775,341	2,926,741

				30,058,299

	United States 0.9%
	GCC SAB de CV	Construction Materials	28,665	270,394

	Total Common Stocks (Cost $28,789,597)			30,328,693

	Total Investments (Cost $28,789,597) 99.9%			30,328,693
	Other Assets, less Liabilities 0.1%			22,995

	Net Assets 100.0%			$30,351,688

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $392,556, representing 1.3% of net assets.

252	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$33.65	$41.30	$30.33	$20.15	$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.64	1.38	0.62	0.52	0.89	0.11

Net realized and unrealized gains (losses)	0.35	(8.40)	11.03	10.23	(7.80)	3.07

Total from investment operations	0.99	(7.02)	11.65	10.75	(6.91)	3.18

Less distributions from net investment income	(0.48)	(0.63)	(0.68)	(0.57)	(0.83)	—

Net asset value, end of period	$34.16	$33.65	$41.30	$30.33	$20.15	$27.89

Total return[d]	2.89%	(17.04)%	38.99%	54.12%	(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	3.60%	3.97%	1.77%	2.11%	3.46%	0.93%

Supplemental data

Net assets, end of period (000’s)	$22,207	$21,874	$4,130	$3,033	$2,015	$2,789

Portfolio turnover rate[f]	6.56%[g]	5.44%[g]	15.51%[g]	16.74%[g]	32.37%[g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	6.56%	5.44%	15.51%	16.74%	32.37%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Saudi Arabia 99.9%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	34,346	$124,180
	ACWA Power Co.	Independent Power Producers & Energy Traders	10,361	540,365
	Advanced Petrochemical Co.	Chemicals	9,919	106,054
	Al Rajhi Bank	Banks	152,607	2,762,873
	Alinma Bank	Banks	76,297	679,470
	Almarai Co. JSC	Food Products	18,967	321,642
	Arab National Bank	Banks	51,831	331,679
	Arabian Centres Co. Ltd.	Real Estate Management & Development	12,519	66,426
	Arabian Drilling Co.	Energy Equipment & Services	2,080	104,265
	Arabian Internet & Communications Services Co.	IT Services	1,950	166,172
	Bank AlBilad	Banks	38,155	430,337
a	Bank Al-Jazira	Banks	31,278	140,109
	Banque Saudi Fransi	Banks	45,760	445,344
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	22,802	37,452
	Bupa Arabia for Cooperative Insurance Co.	Insurance	5,772	320,115
	Co. for Cooperative Insurance	Insurance	5,720	192,169
	Dallah Healthcare Co.	Health Care Providers & Services	2,912	110,720
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	41,197	173,116
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	6,448	405,058
	Elm Co.	IT Services	1,989	413,662
a	Emaar Economic City	Real Estate Management & Development	28,444	60,673
	Etihad Etisalat Co.	Wireless Telecommunication Services	29,380	348,993
	Jarir Marketing Co.	Specialty Retail	45,786	177,018
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	34,281	120,289
	Mouwasat Medical Services Co.	Health Care Providers & Services	7,397	203,147
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	3,042	116,961
a	National Industrialization Co., Class C	Chemicals	25,519	86,414
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	5,837	97,427
	Qassim Cement Co.	Construction Materials	3,432	58,657
a	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	32,526	94,011
	Riyad Bank	Banks	114,452	846,843
	SABIC Agri-Nutrients Co.	Chemicals	18,161	644,033
	Sahara International Petrochemical Co.	Chemicals	27,625	278,427
	Saudi Airlines Catering Co.	Commercial Services & Supplies	3,133	86,043
a	Saudi Arabian Mining Co.	Metals & Mining	94,341	1,014,987
b	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	239,772	2,237,604
	Saudi Aramco Base Oil Co.	Chemicals	3,926	155,765
	Saudi Awwal Bank	Banks	73,775	678,649
	Saudi Basic Industries Corp.	Chemicals	70,070	1,541,355
	Saudi Cement Co.	Construction Materials	5,837	81,241
	Saudi Electricity Co.	Electric Utilities	60,853	309,258
	Saudi Industrial Investment Group	Chemicals	28,795	182,423
	Saudi Investment Bank	Banks	38,155	160,740
a	Saudi Kayan Petrochemical Co.	Chemicals	57,226	190,730
	Saudi National Bank	Banks	226,876	1,984,171
a	Saudi Research & Media Group	Media	2,509	109,981
	Saudi Tadawul Group Holding Co.	Capital Markets	3,731	191,999
	Saudi Telecom Co.	Diversified Telecommunication Services	139,646	1,400,016
	Saudia Dairy & Foodstuff Co.	Food Products	1,196	102,684
	Savola Group	Food Products	20,371	195,810
a	Seera Group Holding	Hotels, Restaurants & Leisure	11,453	77,413
	Southern Province Cement Co.	Construction Materials	5,343	62,826
	United Electronics Co.	Specialty Retail	3,055	61,500
	Yamama Cement Co.	Construction Materials	7,722	68,357
	Yanbu Cement Co.	Construction Materials	6,006	54,448

254	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Saudi Arabia ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	Chemicals	21,463	$238,068

Total Common Stocks (Cost $21,159,946)			22,190,169

Total Investments (Cost $21,159,946) 99.9%			22,190,169
Other Assets, less Liabilities 0.1%			16,589

Net Assets 100.0%			$22,206,758

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $2,237,604, representing 10.1% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.44	$29.79	$26.22	$14.81	$ 26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	0.42	0.94	0.94	1.03	2.65	0.22

Net realized and unrealized gains (losses)	(2.43)	(7.21)	3.35	11.33	(11.76)	2.04

Total from investment operations	(2.01)	(6.27)	4.29	12.36	(9.11)	2.26

Less distributions from net investment income	(0.43)	(1.08)	(0.72)	(0.95)	(2.70)	(0.06)

Net asset value, end of period	$20.00	$22.44	$29.79	$26.22	$ 14.81	$26.62

Total return[d]	(9.14)%	(20.97)%	16.82%	85.24%	(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	3.88%	4.03%	3.56%	4.94%	10.42%	1.75%

Supplemental data

Net assets, end of period (000’s)	$2,000	$2,244	$5,958	$2,622	$1,481	$2,662

Portfolio turnover rate[f]	5.80%[g]	7.91%[g]	13.19%[g]	11.08%[g]	21.44%[g]	7.12%

[a]For the period October 10, 2018 (commencement of operations) to March 31, 2019.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[e]Ratios are annualized for periods less than one year.

[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.80%	7.91%	13.19%	11.08%	21.44%	—

256	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE South Africa ETF

		Industry	Shares	Value

	Common Stocks 100.0%
	Luxembourg 1.5%
	Reinet Investments SCA	Capital Markets	1,322	$29,173

	Romania 1.3%
a	NEPI Rockcastle NV	Real Estate Management & Development	4,730	26,136

	South Africa 93.9%
	Absa Group Ltd.	Banks	8,088	75,057
	African Rainbow Minerals Ltd.	Metals & Mining	1,026	9,263
	Anglo American Platinum Ltd.	Metals & Mining	552	20,685
	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,600	32,833
	Bid Corp. Ltd.	Consumer Staples Distribution & Retail	3,252	72,888
	Bidvest Group Ltd.	Industrial Conglomerates	3,320	48,071
	Capitec Bank Holdings Ltd.	Banks	830	75,616
	Clicks Group Ltd.	Consumer Staples Distribution & Retail	2,386	32,758
a	Discovery Ltd.	Insurance	5,196	37,829
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,356	21,557
	FirstRand Ltd.	Financial Services	48,950	165,926
	Foschini Group Ltd.	Specialty Retail	3,138	16,472
	Gold Fields Ltd.	Metals & Mining	8,606	93,787
	Growthpoint Properties Ltd.	Diversified REITs	33,256	18,623
	Harmony Gold Mining Co. Ltd.	Metals & Mining	5,306	20,002
	Impala Platinum Holdings Ltd.	Metals & Mining	7,872	41,308
	Investec Ltd.	Capital Markets	2,638	15,252
	Kumba Iron Ore Ltd.	Metals & Mining	530	12,794
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	13,424	14,436
	Mr Price Group Ltd.	Specialty Retail	2,430	17,922
	MTN Group Ltd.	Wireless Telecommunication Services	17,634	105,630
a	MultiChoice Group	Media	2,852	11,209
	Naspers Ltd., Class N	Broadline Retail	1,836	294,856
	Nedbank Group Ltd.	Banks	4,488	48,200
	Northam Platinum Holdings Ltd.	Metals & Mining	3,520	21,453
	Old Mutual Ltd.	Insurance	43,244	27,683
	OUTsurance Group Ltd.	Insurance	8,212	18,639
b	Pepkor Holdings Ltd.	Specialty Retail	20,150	18,450
	Remgro Ltd.	Financial Services	4,964	39,128
	Sanlam Ltd.	Insurance	16,932	59,021
	Santam Ltd.	Insurance	394	6,315
	Sasol Ltd.	Chemicals	5,644	78,198
	Shoprite Holdings Ltd.	Consumer Staples Distribution & Retail	4,674	59,504
	Sibanye Stillwater Ltd.	Metals & Mining	27,368	42,462
	Standard Bank Group Ltd.	Banks	13,086	127,613
	Tiger Brands Ltd.	Food Products	1,520	12,381
	Vodacom Group Ltd.	Wireless Telecommunication Services	5,826	32,706
	Woolworths Holdings Ltd.	Broadline Retail	8,810	31,720

				1,878,247

	United Kingdom 3.3%
	Anglo gold Ashanti PLC	Metals & Mining	4,102	66,348

	Total Common Stocks (Cost $2,618,881)			1,999,904

	Total Investments (Cost $2,618,881) 100.0%			1,999,904
	Other Assets, less Liabilities 0.0%†			(65)

	Net Assets 100.0%			$1,999,839

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $18,450, representing 0.9% of net assets.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	257

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.08	$25.57	$31.48	$16.52	$21.19	$25.98

Income from investment operations[a]:

Net investment income[b]	0.09	0.49	0.55	0.54	0.36	0.40

Net realized and unrealized gains (losses)	(0.62)	(4.37)	(5.87)	14.72	(4.58)	(4.81)

Total from investment operations	(0.53)	(3.88)	(5.32)	15.26	(4.22)	(4.41)

Less distributions from net investment income	(0.17)	(0.61)	(0.59)	(0.30)	(0.45)	(0.38)

Net asset value, end of period	$20.38	$21.08	$25.57	$31.48	$16.52	$21.19

Total return[c]	(2.61)%	(15.00)%	(17.15)%	92.55%	(20.24)%	(16.92)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	0.79%	2.36%	1.86%	2.07%	1.78%	1.74%

Supplemental data

Net assets, end of period (000’s)	$320,000	$293,049	$61,361	$62,966	$11,562	$16,948

Portfolio turnover rate[e]	5.83%[f]	5.97%[f]	27.38%[f]	8.65%[f]	21.72%[f]	5.21%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	3.90%	5.97%	10.53%	8.65%	8.02%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 94.0%
	South Korea 94.0%
a	Alteogen, Inc., Class A	Biotechnology	15,554	$784,962
	Amorepacific Corp., Class H	Personal Care Products	13,398	1,211,321
	AMOREPACIFIC Group, Class A	Personal Care Products	11,550	260,632
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	3,696	386,198
	BNK Financial Group, Inc., Class H	Banks	126,588	642,602
	Celltrion Healthcare Co. Ltd., Class A	Health Care Providers & Services	45,122	2,106,630
a	Celltrion Pharm, Inc., Class A	Pharmaceuticals	9,240	457,412
	Celltrion, Inc., Class A	Biotechnology	50,512	5,210,664
	Cheil Worldwide, Inc., Class A	Media	31,724	471,370
	CJ CheilJedang Corp., Class A	Food Products	3,542	805,835
	CJ Corp., Class A	Industrial Conglomerates	5,852	389,439
a	CJ ENM Co. Ltd., Class A	Entertainment	4,620	195,153
	CJ Logistics Corp., Class A	Air Freight & Logistics	3,696	221,311
a	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	10,164	1,125,316
	Coway Co. Ltd.	Household Durables	25,872	791,843
a	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	90,706	282,658
	DB Insurance Co. Ltd., Class A	Insurance	20,328	1,346,764
	DGB Financial Group, Inc., Class A	Banks	70,224	409,562
	DL E&C Co. Ltd., Class A	Construction & Engineering	13,552	312,839
	DL Holdings Co. Ltd., Class A	Chemicals	5,698	179,461
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	13,860	172,762
	Doosan Bobcat, Inc., Class A	Machinery	22,484	849,773
a	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	194,348	2,366,339
	Ecopro BM Co. Ltd.	Electrical Equipment	20,944	3,926,806
	Ecopro Co. Ltd.	Chemicals	8,778	5,861,107
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	8,932	465,994
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	7,238	606,117
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	23,562	630,345
	Green Cross Corp.	Biotechnology	2,464	198,486
	GS Engineering & Construction Corp.	Construction & Engineering	28,490	296,217
	GS Holdings Corp.	Industrial Conglomerates	20,482	605,626
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	18,018	315,789
	Hana Financial Group, Inc.	Banks	131,824	4,146,976
	Hanjin Kal Corp.	Passenger Airlines	14,476	454,319
	Hankook Tire & Technology Co. Ltd.	Automobile Components	33,726	989,736
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	3,542	784,836
	Hanmi Science Co. Ltd.	Pharmaceuticals	11,088	270,750
	Hanon Systems	Automobile Components	73,612	513,877
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	15,862	1,229,558
	Hanwha Corp.	Industrial Conglomerates	20,636	366,261
	Hanwha Corp.	Industrial Conglomerates	10,164	103,870
a	Hanwha Life Insurance Co. Ltd.	Insurance	164,626	348,308
	[a]Hanwha Ocean Co. Ltd., Class A	Machinery	21,868	501,567
a	Hanwha Solutions Corp.	Chemicals	47,432	1,045,726
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	19,250	945,809
a	HD Hyundai Heavy Industries Co. Ltd.	Machinery	8,624	774,588
	HD Hyundai Infracore Co. Ltd.	Machinery	63,140	495,986
a	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	19,712	1,621,485
	Hite Jinro Co. Ltd.	Beverages	13,860	194,024
	HL Mando Co. Ltd.	Automobile Components	15,092	469,738
a	HLB, Inc.	Health Care Equipment & Supplies	49,126	1,092,174
	HMM Co. Ltd.	Marine Transportation	133,364	1,607,010
	Hotel Shilla Co. Ltd.	Specialty Retail	14,168	889,306
a	HYBE Co. Ltd.	Entertainment	8,316	1,466,732
	Hyundai Department Store Co. Ltd.	Broadline Retail	6,622	312,108

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	33,264	$893,597
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	8,470	1,157,454
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	26,642	640,679
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,240	568,341
	Hyundai Mobis Co. Ltd.	Automobile Components	28,336	5,050,250
	Hyundai Motor Co.	Automobiles	63,140	8,941,792
	Hyundai Steel Co.	Metals & Mining	38,500	1,085,612
	Hyundai Wia Corp.	Automobile Components	7,238	341,678
	Industrial Bank of Korea	Banks	124,586	1,034,985
	Kakao Corp.	Interactive Media & Services	139,062	4,529,254
a	Kakao Games Corp.	Entertainment	18,480	348,537
	KakaoBank Corp.	Banks	98,098	1,697,487
a	Kakaopay Corp.	Financial Services	9,702	292,987
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	48,664	544,558
	KB Financial Group, Inc.	Banks	172,788	7,081,056
	KCC Corp.	Chemicals	1,848	337,581
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	9,548	232,084
	Kia Corp.	Automobiles	111,958	6,753,654
	Korea Aerospace Industries Ltd.	Aerospace & Defense	32,186	1,163,982
a	Korea Electric Power Corp.	Electric Utilities	116,732	1,558,849
a	Korea Gas Corp.	Gas Utilities	11,704	207,296
	Korea Investment Holdings Co. Ltd.	Capital Markets	17,402	684,783
	Korea Zinc Co. Ltd.	Metals & Mining	4,620	1,732,414
	Korean Air Lines Co. Ltd.	Passenger Airlines	84,700	1,365,218
a	Krafton, Inc.	Entertainment	13,244	1,478,099
	KT&G Corp.	Tobacco	47,124	3,013,785
	Kumho Petrochemical Co. Ltd.	Chemicals	7,700	765,207
	L&F Co. Ltd.	Electronic Equipment, Instruments & Components	11,396	1,464,404
	LG Chem Ltd.	Chemicals	21,714	7,989,478
	LG Corp.	Industrial Conglomerates	41,118	2,553,497
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	102,102	991,965
	LG Electronics, Inc.	Household Durables	49,280	3,684,861
a	LG Energy Solution Ltd.	Electrical Equipment	18,326	6,471,275
	LG H&H Co. Ltd.	Personal Care Products	4,312	1,426,788
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	6,468	1,171,948
	LG Uplus Corp.	Diversified Telecommunication Services	96,866	743,687
	Lotte Chemical Corp.	Chemicals	8,316	844,912
	Lotte Chilsung Beverage Co. Ltd.	Beverages	1,540	142,998
	Lotte Corp.	Industrial Conglomerates	11,858	223,645
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	9,702	286,157
	LOTTE Fine Chemical Co. Ltd.	Chemicals	6,622	287,081
	Lotte Shopping Co. Ltd.	Broadline Retail	5,082	269,277
	LS Corp.	Electrical Equipment	7,854	591,349
	Meritz Financial Group, Inc.	Financial Services	46,046	1,883,607
	Mirae Asset Securities Co. Ltd.	Capital Markets	119,658	571,954
	Mirae Asset Securities Co. Ltd.	Capital Markets	61,908	162,179
	NAVER Corp.	Interactive Media & Services	65,912	9,842,351
	NCSoft Corp.	Entertainment	7,238	1,193,460
a,b	Netmarble Corp.	Entertainment	9,856	307,498
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	62,216	471,208
	NongShim Co. Ltd.	Food Products	1,540	539,810
a	OCI Co. Ltd.	Chemicals	2,618	236,501
	OCI Holdings Co. Ltd.	Chemicals	5,698	411,705
	Orion Corp.	Food Products	9,856	937,102
	Ottogi Corp.	Food Products	616	166,622
	Pan Ocean Co. Ltd.	Marine Transportation	110,418	405,864
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	21,252	256,240

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
a	Pearl Abyss Corp.	Entertainment	15,092	$521,185
	POSCO Future M Co. Ltd.	Electrical Equipment	13,090	3,487,368
	POSCO Holdings, Inc.	Metals & Mining	34,342	13,615,659
	Posco International Corp.	Trading Companies & Distributors	20,790	1,100,049
	S-1 Corp.	Commercial Services & Supplies	8,778	368,189
a,b	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	8,116	4,095,891
	Samsung C&T Corp.	Industrial Conglomerates	38,346	3,057,677
	Samsung Card Co. Ltd.	Consumer Finance	13,706	309,284
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	25,410	2,587,323
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,086,624	55,080,096
a	Samsung Engineering Co. Ltd.	Construction & Engineering	72,072	1,615,665
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	15,092	2,913,492
a	Samsung Heavy Industries Co. Ltd.	Machinery	297,836	1,730,424
	Samsung Life Insurance Co. Ltd.	Insurance	34,034	1,773,077
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	24,024	9,115,376
	Samsung SDS Co. Ltd.	IT Services	16,632	1,666,405
	Samsung Securities Co. Ltd.	Capital Markets	28,952	788,488
	SD Biosensor, Inc.	Health Care Equipment & Supplies	15,400	129,760
	Seegene, Inc.	Biotechnology	11,858	187,615
	Shinhan Financial Group Co. Ltd.	Banks	226,072	5,964,253
	Shinsegae, Inc.	Broadline Retail	3,234	455,598
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	12,936	826,355
a	SK Bioscience Co. Ltd.	Biotechnology	10,934	548,564
	SK Chemicals Co. Ltd.	Chemicals	4,466	208,837
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	247,478	21,035,813
a,b	SK IE Technology Co. Ltd.	Chemicals	11,704	641,838
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	26,796	2,954,828
	SK Networks Co. Ltd.	Trading Companies & Distributors	56,672	256,187
a	SK Square Co. Ltd.	Industrial Conglomerates	45,122	1,419,467
	SK, Inc.	Industrial Conglomerates	16,016	1,735,245
	SKC Co. Ltd.	Chemicals	8,316	467,752
	S-Oil Corp.	Oil, Gas & Consumable Fuels	18,788	1,102,719
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	6,160	133,070
	SSANGYONG C&E Co. Ltd.	Construction Materials	49,896	203,001
	Wemade Co. Ltd.	Entertainment	7,854	214,771
	Woori Financial Group, Inc.	Banks	301,840	2,742,373
	Yuhan Corp.	Pharmaceuticals	24,178	1,358,154

	Total Common Stocks (Cost $307,854,721)			300,954,567

	Preferred Stocks 3.6%
	South Korea 3.6%
c	Amorepacific Corp., 1.908%, pfd.	Personal Care Products	4,928	131,107
c	CJ CheilJedang Corp., 1.494%, pfd.	Food Products	616	61,125
c	Hyundai Motor Co., 1.416%, pfd.	Automobiles	16,016	1,256,925
c	Hyundai Motor Co., 1.427%, pfd.	Automobiles	10,010	779,644
c	LG Chem Ltd., 3.221%, pfd.	Chemicals	3,542	818,959
c	LG Electronics, Inc., 1.659%, pfd.	Household Durables	8,008	268,239
c	LG H&H Co. Ltd., 2.322%, pfd.	Personal Care Products	924	119,420
c	Samsung Electronics Co. Ltd., 1.989%, pfd.	Technology Hardware, Storage & Peripherals	189,112	7,637,916
c	Samsung Fire & Marine Insurance Co. Ltd., 7.3%, pfd.	Insurance	1,232	172,648
c	Samsung SDI Co. Ltd., 0.442%, pfd.	Electronic Equipment, Instruments & Components	616	111,614

	Total Preferred Stocks (Cost $11,709,538)			11,357,597

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Right 0.0%†
	South Korea 0.0%†
a	Hanwha Ocean Co. Ltd.	Machinery	7,219	$48,683

	Total Rights (Cost $0)			48,683

	Total Investments (Cost $319,564,259) 97.6%			312,360,847
	Other Assets, less Liabilities 2.4%			7,638,806

	Net Assets 100.0%			$319,999,653

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $5,045,227, representing 1.6% of net assets. cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	23	$1,401,919	12/14/23	$(19,714)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.21	$34.00	$30.36	$24.44	$23.86	$23.11

Income from investment operations[a]:

Net investment income[b]	0.49	0.66	0.70	0.88	1.06	0.53

Net realized and unrealized gains (losses)	(0.94)	(2.86)	3.62	5.74	(0.16)	0.83

Total from investment operations	(0.45)	(2.20)	4.32	6.62	0.90	1.36

Less distributions from net investment income	(0.74)	(0.59)	(0.68)	(0.70)	(0.32)	(0.61)

Net asset value, end of period	$30.02	$31.21	$34.00	$30.36	$24.44	$23.86

Total return[c]	(1.61)%	(6.23)%	14.22%	27.54%	3.70%	6.13%

Ratios to average net assets[d]

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	3.07%	2.24%	2.07%	3.13%	4.12%	2.35%

Supplemental data

Net assets, end of period (000’s)	$42,022	$49,941	$47,593	$48,570	$34,213	$2,386

Portfolio turnover rate[e]	15.10%[f]	7.89%[f]	13.99%[f]	12.59%[f]	16.25%[f]	14.06%[f]

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	15.10%	7.89%	13.99%	12.59%	16.25%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 98.1%
	Switzerland 95.6%
	ABB Ltd.	Electrical Equipment	43,456	$1,558,108
	Adecco Group AG	Professional Services	5,222	215,547
	Alcon, Inc.	Health Care Equipment & Supplies	15,260	1,183,367
	Bachem Holding AG, Class B	Life Sciences Tools & Services	1,022	75,968
	Baloise Holding AG	Insurance	1,484	215,592
	Banque Cantonale Vaudoise	Banks	924	97,016
	Barry Callebaut AG	Food Products	117	186,474
	Belimo Holding AG	Building Products	308	146,728
	BKW AG	Electric Utilities	588	103,806
	Chocoladefabriken Lindt & Spruengli AG	Food Products	66	735,177
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	14,392	1,762,029
	Clariant AG	Chemicals	7,420	117,610
	DKSH Holding AG	Professional Services	1,176	79,767
a	Dufry AG	Specialty Retail	3,360	128,222
	Emmi AG	Food Products	70	66,113
	EMS-Chemie Holding AG	Chemicals	234	159,359
	Flughafen Zurich AG	Transportation Infrastructure	616	117,705
	Geberit AG	Building Products	1,092	547,910
	Georg Fischer AG	Machinery	2,694	152,104
	Givaudan SA	Chemicals	262	857,486
	Helvetia Holding AG	Insurance	1,148	161,132
	Julius Baer Group Ltd.	Capital Markets	6,692	430,576
	Kuehne & Nagel International AG	Marine Transportation	1,652	471,329
	Logitech International SA	Technology Hardware, Storage & Peripherals	5,166	357,351
	Lonza Group AG	Life Sciences Tools & Services	2,295	1,067,722
	Nestle SA	Food Products	66,752	7,569,799
	Novartis AG	Pharmaceuticals	52,710	5,408,710
	Partners Group Holding AG	Capital Markets	725	819,865
	PSP Swiss Property AG	Real Estate Management & Development	1,484	175,523
	Roche Holding AG	Pharmaceuticals	17,626	4,825,570
	Roche Holding AG	Pharmaceuticals	742	218,512
	Schindler Holding AG, PC	Machinery	1,344	268,859
	Schindler Holding AG	Machinery	630	121,758
	SGS SA	Professional Services	4,763	401,013
	SIG Group AG	Containers & Packaging	10,836	268,176
	Sika AG	Chemicals	4,270	1,088,038
	Sonova Holding AG	Health Care Equipment & Supplies	1,666	396,467
	Straumann Holding AG	Health Care Equipment & Supplies	3,508	449,429
	Swatch Group AG	Textiles, Apparel & Luxury Goods	952	244,972
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,722	84,425
	Swiss Life Holding AG	Insurance	1,092	682,321
	Swiss Prime Site AG	Real Estate Management & Development	2,492	228,688
	Swiss Re AG	Insurance	9,492	978,668
	Swisscom AG	Diversified Telecommunication Services	840	499,703
	Tecan Group AG	Life Sciences Tools & Services	420	141,959
	Temenos AG	Software	1,988	139,994
	UBS Group AG	Capital Markets	79,674	1,976,173
b	VAT Group AG	Machinery	840	302,099
	Zurich Insurance Group AG	Insurance	4,158	1,909,462

				40,194,381

264	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Switzerland ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United States 2.5%
Holcim AG, Class B	Construction Materials	16,268	$1,045,292

Total Common Stocks (Cost $41,896,053)			41,239,673

Total Investments (Cost $41,896,053) 98.1%			41,239,673
Other Assets, less Liabilities 1.9%			782,222

Net Assets 100.0%			$42,021,895

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $302,099, representing 0.7% of net assets.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	28	$766,113	12/15/23	$(19,698)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$37.05	$43.67	$41.12	$23.18	$24.72	$26.34

Income from investment operations[a]:

Net investment income[b]	1.17	1.25	0.98	0.74	0.89	0.47

Net realized and unrealized gains (losses)	(1.72)	(6.84)	2.64	17.99	(1.56)	(1.85)

Total from investment operations	(0.55)	(5.59)	3.62	18.73	(0.67)	(1.38)

Less distributions from net investment income	(0.16)	(1.03)	(1.07)	(0.79)	(0.87)	(0.24)

Net asset value, end of period	$36.34	$37.05	$43.67	$41.12	$23.18	$24.72

Total return[c]	(1.51)%	(12.55)%	8.72%	81.35%	(3.29)%	(5.15)%

Ratios to average net assets[d]

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	6.19%	3.52%	2.20%	2.24%	3.39%	1.96%

Supplemental data

Net assets, end of period (000’s)	$170,789	$137,094	$43,667	$32,897	$13,906	$14,834

Portfolio turnover rate[e]	3.79%[f]	11.88%[f]	17.76%[f]	10.63%[f]	12.57%[f]	8.71%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	3.79%	5.40%	7.86%	10.63%	12.57%	—

266	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	China 1.0%
	Airtac International Group, Class A	Machinery	34,250	$1,038,731
	Silergy Corp.	Semiconductors & Semiconductor Equipment	72,690	685,680

				1,724,411

	Taiwan 98.3%
	Accton Technology Corp.	Communications Equipment	118,010	1,802,293
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	633,000	711,820
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	5,640	111,645
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	101,388	1,083,591
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	15,500	1,291,647
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	760,700	2,580,402
	Asia Cement Corp.	Construction Materials	545,000	671,110
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	8,940	319,874
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	6,780	580,744
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	156,560	1,779,945
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,567,000	796,109
	Capital Securities Corp., Class A	Capital Markets	445,000	201,267
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	145,260	821,237
	Cathay Financial Holding Co. Ltd., Class A	Insurance	2,049,000	2,827,805
	Chailease Holding Co. Ltd., Class A	Financial Services	313,119	1,755,690
	Chang Hwa Commercial Bank Ltd., Class A	Banks	1,512,633	808,318
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	408,000	537,166
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	137,000	490,188
	China Airlines Ltd., Class A	Passenger Airlines	636,000	417,689
a	China Development Financial Holding Corp., Class A	Insurance	3,507,000	1,281,969
	China Motor Corp., Class A	Automobiles	56,720	171,317
	China Steel Corp., Class A	Metals & Mining	2,745,000	2,147,155
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	846,680	3,042,545
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	915,000	870,200
	CTBC Financial Holding Co. Ltd., Class A	Banks	4,056,000	3,078,391
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	481,290	4,838,172
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	197,700	1,099,337
	E.Sun Financial Holding Co. Ltd., Class A	Banks	3,310,000	2,486,563
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	43,760	660,186
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	15,457	964,850
a	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	157,940	214,791
	Eternal Materials Co. Ltd., Class H	Chemicals	213,985	187,930
	Eva Airways Corp., Class H	Passenger Airlines	567,000	522,552
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	223,600	803,507
	Far Eastern International Bank	Banks	493,000	177,923
	Far Eastern New Century Corp.	Industrial Conglomerates	874,000	778,411
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	356,000	801,760
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	110,104	624,186
	First Financial Holding Co. Ltd.	Banks	2,389,910	1,965,648
	Formosa Chemicals & Fibre Corp.	Chemicals	762,400	1,452,505
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	303,780	758,497
	Formosa Plastics Corp.	Chemicals	830,000	2,051,827
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	14,720	65,436
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	224,000	176,602
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	245,420	438,678
	Fubon Financial Holding Co. Ltd.	Insurance	1,723,600	3,241,044
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	18,270	208,279
	Giant Manufacturing Co. Ltd.	Leisure Products	69,335	383,399
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	109,000	950,527
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	19,000	803,426
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	46,470	652,844

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SCHEDULE OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Hiwin Technologies Corp.	Machinery	64,189	$404,655
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,656,000	8,556,993
	Hotai Motor Co. Ltd.	Specialty Retail	72,205	1,465,104
a	HTC Corp.	Technology Hardware, Storage & Peripherals	162,500	242,135
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,262,000	1,436,502
a	Innolux Corp.	Electronic Equipment, Instruments & Components	1,748,000	712,077
	Inventec Corp.	Technology Hardware, Storage & Peripherals	674,000	1,023,094
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	23,030	1,523,181
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	475,200	1,788,597
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	330,700	7,529,763
	Mega Financial Holding Co. Ltd.	Banks	2,504,000	2,924,391
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	152,700	775,787
	momo.com, Inc.	Broadline Retail	12,967	201,652
	Nan Ya Plastics Corp.	Chemicals	1,257,000	2,593,399
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	47,000	388,021
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	182,000	369,858
	Nien Made Enterprise Co. Ltd.	Household Durables	31,020	297,895
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	127,310	1,668,256
	Oneness Biotech Co. Ltd.	Pharmaceuticals	76,684	414,534
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	455,000	1,079,692
a	PharmaEssentia Corp.	Biotechnology	53,000	551,664
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	591,000	524,532
	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	658,000	541,191
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	153,100	481,394
	President Chain Store Corp.	Consumer Staples Distribution & Retail	124,480	1,012,252
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	592,000	4,392,249
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	106,186	1,299,344
	Ruentex Development Co. Ltd.	Real Estate Management & Development	517,710	564,533
	Shanghai Commercial & Savings Bank Ltd.	Banks	832,000	1,114,729
a	Shin Kong Financial Holding Co. Ltd.	Insurance	2,985,000	857,203
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	117,980	573,810
	SinoPac Financial Holdings Co. Ltd.	Banks	2,563,700	1,381,899
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	301,500	598,694
	Taishin Financial Holding Co. Ltd.	Banks	2,637,000	1,462,254
	Taiwan Business Bank	Banks	1,209,328	494,513
	Taiwan Cement Corp.	Construction Materials	1,395,418	1,437,327
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	2,359,150	1,870,920
	Taiwan Fertilizer Co. Ltd.	Chemicals	164,200	299,604
a	Taiwan Glass Industry Corp.	Building Products	360,000	213,008
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	461,000	427,718
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	384,340	1,126,332
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	60,960	201,120
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,065,300	33,461,437
a	Tatung Co. Ltd.	Electrical Equipment	493,000	678,094
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	430,000	692,678
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	63,960	143,848
	U-Ming Marine Transport Corp.	Marine Transportation	94,000	139,338
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	289,000	1,553,306
	Uni-President Enterprises Corp.	Food Products	1,067,000	2,317,086
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,610,000	3,654,590
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	200,200	421,728
	Voltronic Power Technology Corp.	Electrical Equipment	14,570	715,399
	Walsin Lihwa Corp.	Electrical Equipment	556,000	633,844
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	107,960	342,805
	Wan Hai Lines Ltd.	Marine Transportation	205,130	306,928
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	89,650	358,261
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	654,000	512,576

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Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Wistron Corp.	Technology Hardware, Storage & Peripherals	635,000	$1,996,639
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	19,280	892,911
Yageo Corp.	Electronic Equipment, Instruments & Components	87,229	1,418,665
Yang Ming Marine Transport Corp.	Marine Transportation	388,656	547,216
Yuanta Financial Holding Co. Ltd.	Financial Services	2,705,890	2,099,798
Yulon Motor Co. Ltd.	Automobiles	131,000	336,829
Yulon Nissan Motor Co. Ltd.	Automobiles	5,170	30,030
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	139,460	425,113

			167,989,992

United States 0.3%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	15,545	473,855

Total Common Stocks (Cost $168,144,674)			170,188,258

Total Investments (Cost $168,144,674) 99.6%			170,188,258
Other Assets, less Liabilities 0.4%			600,256

Net Assets 100.0%			$170,788,514

aNon-income producing.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE Taiwan Index Futures	Long	10	$570,000	10/30/23	$3,881

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 24.21	$ 25.46	$ 23.78	$ 17.92	$24.23	$ 25.23

Income from investment operations[a]:

Net investment income[b]	0.53	0.94	0.95	0.84	1.08	1.05

Net realized and unrealized gains (losses)	(0.28)	(1.22)	1.47	5.62	(6.30)	(1.21)

Total from investment operations	0.25	(0.28)	2.42	6.46	(5.22)	(0.16)

Less distributions from net investment income	(0.48)	(0.97)	(0.74)	(0.60)	(1.09)	(0.84)

Net asset value, end of period	$ 23.98	$ 24.21	$ 25.46	$ 23.78	$17.92	$ 24.23

Total return[c]	0.96%	(0.71)%	10.27%	36.19%	(22.42)%	(0.51)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	4.27%	4.10%	3.77%	3.98%	4.84%	4.46%

Supplemental data

Net assets, end of period (000’s)	$585,230	$568,961	$613,573	$205,673	$89,624	$29,076

Portfolio turnover rate[e]	2.16%[f]	5.61%[f]	5.76%[f]	7.26%[f]	4.41%[f]	10.10%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Ratios are annualized for periods less than one year.

[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	2.16%	5.60%	5.76%	7.26%	4.41%	—

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Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry	Shares	Value
	Common Stocks 99.2%
	Australia 5.7%
	Glencore PLC	Metals & Mining	2,968,016	$17,022,649
	Rio Tinto PLC	Metals & Mining	262,544	16,579,979

				33,602,628

	Bermuda 0.2%
	Hiscox Ltd.	Insurance	81,008	993,686

	Chile 0.2%
	Antofagasta PLC	Metals & Mining	82,960	1,446,960

	Ireland 4.7%
	CRH PLC	Construction Materials	174,216	9,658,076
	DCC PLC	Industrial Conglomerates	23,912	1,345,173
	Experian PLC	Professional Services	220,576	7,244,817
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	42,456	6,938,652
	Smurfit Kappa Group PLC	Containers & Packaging	62,952	2,097,624

				27,284,342

	Isle Of Man 0.3%
	Entain PLC	Hotels, Restaurants & Leisure	152,744	1,739,034

	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	43,920	295,479

	Netherlands 8.8%
	Shell PLC	Oil, Gas & Consumable Fuels	1,615,280	51,378,058

	Nigeria 0.1%
b	Airtel Africa PLC	Wireless Telecommunication Services	259,616	397,994

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	128,818	—

	Switzerland 0.2%
	Coca-Cola HBC AG	Beverages	46,848	1,285,985

	United Kingdom 78.9%
	3i Group PLC	Capital Markets	229,360	5,803,265
	abrdn PLC	Capital Markets	460,184	874,813
	Admiral Group PLC	Insurance	73,200	2,123,712
	Anglo American PLC	Metals & Mining	290,848	8,042,399
	Ashtead Group PLC	Trading Companies & Distributors	104,920	6,405,565
	Associated British Foods PLC	Food Products	82,472	2,081,673
	AstraZeneca PLC	Pharmaceuticals	355,752	48,206,325
b	Auto Trader Group PLC	Interactive Media & Services	216,184	1,629,620
	Aviva PLC	Insurance	656,848	3,125,087
	B&M European Value Retail SA	Broadline Retail	224,480	1,606,671
	BAE Systems PLC	Aerospace & Defense	734,440	8,944,484
	Barclays PLC	Banks	3,735,640	7,246,924
	Barratt Developments PLC	Household Durables	236,192	1,271,621
	Beazley PLC	Insurance	160,064	1,081,351
	Berkeley Group Holdings PLC	Household Durables	24,888	1,247,585
	BP PLC	Oil, Gas & Consumable Fuels	4,080,656	26,467,139
	British American Tobacco PLC	Tobacco	535,824	16,853,575
	British Land Co. PLC	Diversified REITs	222,528	860,721
	BT Group PLC	Diversified Telecommunication Services	1,518,168	2,162,450
	Bunzl PLC	Trading Companies & Distributors	81,496	2,910,490
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	90,280	2,102,999
	Centrica PLC	Multi-Utilities	1,338,584	2,523,417
	Compass Group PLC	Hotels, Restaurants & Leisure	419,680	10,244,806
b	ConvaTec Group PLC	Health Care Equipment & Supplies	392,352	1,043,012

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Croda International PLC	Chemicals	33,672	$2,019,984
	Dechra Pharmaceuticals PLC	Pharmaceuticals	26,840	1,240,932
	Diageo PLC	Beverages	532,408	19,715,854
	Dowlais Group PLC	Automobile Components	324,032	424,764
	DS Smith PLC	Containers & Packaging	307,928	1,079,041
	Endeavour Mining PLC	Metals & Mining	43,432	840,753
	Ferguson PLC	Trading Companies & Distributors	49,288	8,160,494
	GSK PLC	Pharmaceuticals	970,144	17,666,905
	Haleon PLC	Personal Care Products	1,263,432	5,256,185
	Halma PLC	Electronic Equipment, Instruments & Components	91,256	2,159,149
	Hargreaves Lansdown PLC	Capital Markets	91,256	861,209
	Hikma Pharmaceuticals PLC	Pharmaceuticals	38,552	982,501
	Howden Joinery Group PLC	Trading Companies & Distributors	127,368	1,144,800
	HSBC Holdings PLC	Banks	4,756,048	37,436,398
	IMI PLC	Machinery	61,976	1,186,110
	Imperial Brands PLC	Tobacco	217,648	4,428,389
	Informa PLC	Media	333,792	3,057,202
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	40,504	3,002,812
	Intermediate Capital Group PLC	Capital Markets	66,368	1,120,305
a	International Consolidated Airlines Group SA	Passenger Airlines	270,840	489,249
	Intertek Group PLC	Professional Services	39,040	1,959,379
	ITV PLC	Media	901,824	777,329
	J Sainsbury PLC	Consumer Staples Distribution & Retail	417,240	1,287,415
	JD Sports Fashion PLC	Specialty Retail	592,432	1,082,470
	Johnson Matthey PLC	Chemicals	43,432	863,018
	Kingfisher PLC	Specialty Retail	458,720	1,250,236
	Land Securities Group PLC	Diversified REITs	177,632	1,278,738
	Legal & General Group PLC	Insurance	1,428,864	3,880,399
	Lloyds Banking Group PLC	Banks	15,477,896	8,382,177
	London Stock Exchange Group PLC	Capital Markets	109,312	10,985,862
	M&G PLC	Financial Services	523,624	1,260,962
	Melrose Industries PLC	Aerospace & Defense	322,568	1,847,289
	Mondi PLC	Paper & Forest Products	116,632	1,953,824
	National Grid PLC	Multi-Utilities	885,232	10,588,602
	NatWest Group PLC	Banks	1,324,432	3,810,173
	Next PLC	Broadline Retail	29,280	2,607,422
a,c	NMC Health PLC	Health Care Providers & Services	3,705	—
a	Ocado Group PLC	Consumer Staples Distribution & Retail	145,912	1,069,269
	Pearson PLC	Diversified Consumer Services	172,264	1,825,870
	Persimmon PLC	Household Durables	76,128	1,001,191
	Phoenix Group Holdings PLC	Insurance	177,144	1,042,579
	Prudential PLC	Insurance	663,192	7,194,470
	Reckitt Benckiser Group PLC	Household Products	172,752	12,216,788
	RELX PLC	Professional Services	456,768	15,470,848
	Renishaw PLC	Electronic Equipment, Instruments & Components	8,296	356,626
	Rentokil Initial PLC	Commercial Services & Supplies	607,072	4,521,347
	Rightmove PLC	Interactive Media & Services	196,176	1,346,146
a	Rolls-Royce Holdings PLC	Aerospace & Defense	2,016,904	5,437,965
	RS Group PLC	Trading Companies & Distributors	113,216	1,016,218
	Sage Group PLC	Software	246,928	2,980,726
	Schroders PLC	Capital Markets	202,520	1,006,540
	Segro PLC	Industrial REITs	294,752	2,588,110
	Severn Trent PLC	Water Utilities	60,512	1,746,739
	Smith & Nephew PLC	Health Care Equipment & Supplies	210,328	2,626,202
	Smiths Group PLC	Industrial Conglomerates	84,912	1,678,439
	Spirax-Sarco Engineering PLC	Machinery	17,568	2,042,624
	SSE PLC	Electric Utilities	262,544	5,159,213

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SCHEDULE OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	St. James’s Place PLC	Capital Markets	130,296	$1,323,470
	Standard Chartered PLC	Banks	549,976	5,088,249
	Tate & Lyle PLC	Food Products	96,624	808,440
	Taylor Wimpey PLC	Household Durables	844,240	1,208,702
	Tesco PLC	Consumer Staples Distribution & Retail	1,702,632	5,490,464
	Unilever PLC	Personal Care Products	604,144	29,952,691
	UNITE Group PLC	Residential REITs	83,448	914,126
	United Utilities Group PLC	Water Utilities	164,456	1,903,291
	Vodafone Group PLC	Wireless Telecommunication Services	5,264,544	4,936,175
	Weir Group PLC	Machinery	62,464	1,449,711
	Whitbread PLC	Hotels, Restaurants & Leisure	47,336	2,001,359
a	Wise PLC, Class A	Financial Services	170,800	1,429,270
	WPP PLC	Media	250,832	2,244,101

				462,025,994

	Total Common Stocks (Cost $613,514,538)			580,450,160

	Total Investments (Cost $613,514,538) 99.2%			580,450,160
	Other Assets, less Liabilities 0.8%			4,779,415

	Net Assets 100.0%			$585,229,575

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $3,070,626, representing 0.5% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 IDX FUT DEC23	Long	44	$4,119,648	12/15/23	$36,461

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 324.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$26,918,471	$29,147,689	$ 102,245,129	$356,955,305
Value – Unaffiliated issuers	$24,532,586	$28,898,499	$ 123,189,902	$329,499,436
Cash	15,283	66	86,819	53,915
Foreign currency, at value (cost $39,073, $363,569, $1,255,394 and $520,763, respectively)	39,088	365,857	1,221,167	519,111
Receivables:
Capital shares sold	—	—	—	3,037,048
Dividends	36,706	65,673	1,995,444	891,410
Investment securities sold	825	—	—	—
Variation margin on futures contracts	504	1,167	21,451	—
Deposits with brokers for:
Futures contracts	3,992	37,854	768,539	73,639

Total assets	24,628,984	29,369,116	127,283,322	334,074,559

Liabilities:
Payables:
Investment securities purchased	—	8,043	27,470	3,019,561
Management fees	3,885	2,191	20,084	24,460
Variation margin on futures contracts	—	—	—	3,744
Deferred tax	108,907	—	—	—

Total liabilities	112,792	10,234	47,554	3,047,765

Net assets, at value	$24,516,192	$29,358,882	$ 127,235,768	$331,026,794

Net assets consist of:
Paid-in capital	$32,294,766	$30,839,816	$ 257,167,948	$358,688,399

Total distributable earnings (loss)	(7,778,574)	(1,480,934)	(129,932,180)	(27,661,605)

Net assets, at value	$24,516,192	$29,358,882	$ 127,235,768	$331,026,794

Shares outstanding	1,200,000	1,150,000	6,900,000	10,950,000

Net asset value per share	$ 20.43	$ 25.53	$ 18.44	$ 30.23

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$142,921,467	$123,873,557	$19,844,750	$5,875,495
Value – Unaffiliated issuers	$106,234,109	$116,078,792	$17,436,602	$5,758,870
Cash	2,122	76,725	26	99
Foreign currency, at value (cost $95,581, $205,371, $3,341 and $47,999, respectively)	95,591	203,056	3,340	47,943
Receivables:
Dividends and interest	154,484	542,316	44,382	5,120
European Union tax reclaims receivable (Note 1e)	—	586,182	37,557	38,943
Investment securities sold	10,522	—	11,095	—
Variation margin on futures contracts	2,297	4,296	—	191
Deposits with brokers for:
Futures contracts	19,960	70,851	6,339	5,823

Total assets	106,519,085	117,562,218	17,539,341	5,856,989

Liabilities:
Payables:
Investment securities purchased	—	—	1	10,090
European Union tax reclaim contingent fees payable (Note 1e)	—	146,721	9,389	9,736
Management fees	16,843	8,832	1,326	442
Variation margin on futures contracts	—	—	2,857	—

Total liabilities	16,843	155,553	13,573	20,268

Net assets, at value	$106,502,242	$117,406,665	$17,525,768	$5,836,721

Net assets consist of:
Paid-in capital	$168,858,948	$129,845,853	$22,927,153	$6,219,484

Total distributable earnings (loss)	(62,356,706)	(12,439,188)	(5,401,385)	(382,763)

Net assets, at value	$106,502,242	$117,406,665	$17,525,768	$5,836,721

Shares outstanding	6,200,000	4,600,000	800,000	200,000

Net asset value per share	$ 17.18	$ 25.52	$ 21.91	$ 29.18

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$18,041,690	$15,234,895	$342,752,072	$4,427,315
Value – Unaffiliated issuers	$15,362,266	$10,823,710	$377,338,826	$5,139,362
Cash	35	—	4,699,236	34
Foreign currency, at value (cost $6,806, $35,015, $1,993,918 and $3,767, respectively)	6,734	34,973	1,998,308	3,731
Receivables:
Capital shares sold	—	—	3,173,348	—
Dividends	—	24,717	58,458	—
Variation margin on futures contracts	—	1,851	23,882	—
Deposits with brokers for:
Futures contracts	16	6,863	307,230	2
Unrealized appreciation on OTC forward exchange contracts	—	—	5,329	—

Total assets	15,369,051	10,892,114	387,604,617	5,143,129

Liabilities:
Payables:
Investment securities purchased	—	—	3,160,872	—
Management fees	1,167	819	57,243	387
Funds advanced by custodian	—	1,052	—	—
Deferred tax	—	—	5,127,047	—

Total liabilities	1,167	1,871	8,345,162	387

Net assets, at value	$15,367,884	$10,890,243	$379,259,455	$5,142,742

Net assets consist of:
Paid-in capital	$19,101,883	$16,758,777	$354,930,034	$4,977,355

Total distributable earnings (loss)	(3,733,999)	(5,868,534)	24,329,421	165,387

Net assets, at value	$15,367,884	$10,890,243	$379,259,455	$5,142,742

Shares outstanding	750,000	600,000	11,950,000	200,000

Net asset value per share	$ 20.49	$ 18.15	$ 31.74	$ 25.71

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Assets:

Investments in securities:
Cost – Unaffiliated issuers	$1,553,814,305	$251,216,313	$51,958,075	$28,789,597
Cost – Non-controlled affiliates (Note 3c)	934,680	—	—	—
Value – Unaffiliated issuers+	$1,481,782,552	$247,137,285	$60,103,262	$30,328,693
Value – Non-controlled affiliates (Note 3c)	934,680	—	—	—
Cash	—	—	548	26
Foreign currency, at value (cost $229,021, $196,310, $217,007 and $21,945, respectively)	229,021	196,519	211,734	21,599
Receivables:
Dividends	12,315,625	1,991,806	455,304	6,463
Variation margin on futures contracts	3,692	500	409	—
Deposits with brokers for:
Futures contracts	530,742	72,374	124,544	12
Unrealized appreciation on OTC forward exchange contracts	—	7,192,664	—	—

Total assets	1,495,796,312	256,591,148	60,895,801	30,356,793

Liabilities:
Payables:
Investment securities purchased	138	6,900,302	8,849	—
Management fees	113,168	18,601	9,652	5,105
Payable upon return of securities loaned	934,680	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	9,155	—	—

Total liabilities	1,047,986	6,928,058	18,501	5,105

Net assets, at value	$1,494,748,326	$249,663,090	$60,877,300	$30,351,688

Net assets consist of:
Paid-in capital	$1,579,167,286	$241,101,012	$52,908,715	$28,244,972
Total distributable earnings (loss)	(84,418,960)	8,562,078	7,968,585	2,106,716

Net assets, at value	$1,494,748,326	$249,663,090	$60,877,300	$30,351,688

Shares outstanding	56,400,000	7,900,000	2,800,000	1,050,000

Net asset value per share	$ 26.50	$ 31.60	$ 21.74	$ 28.91

+Includes securities loaned	887,272	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF

Assets:

Investments in securities:
Cost – Unaffiliated issuers	$21,159,946	$2,618,881	$319,564,259
Value – Unaffiliated issuers	$22,190,169	$1,999,904	$312,360,847
Cash	—	—	439,020
Foreign currency, at value (cost $39,480, $4,930 and $464,145, respectively)	39,480	4,918	456,973
Receivables:
Capital shares sold	—	—	6,114,630
Dividends	30,661	4,553	543,756
Investment securities sold	25	—	—
Variation margin on futures contracts	—	—	1
Deposits with brokers for:
Futures contracts	—	—	108,588

Total assets	22,260,335	2,009,375	320,023,815

Liabilities:
Payables:
Management fees	7,194	318	24,162
Funds advanced by custodian	46,383	9,218	—

Total liabilities	53,577	9,536	24,162

Net assets, at value	$22,206,758	$1,999,839	$319,999,653

Net assets consist of:
Paid-in capital	$21,045,215	$3,099,543	$346,553,306
Total distributable earnings (loss)	1,161,543	(1,099,704)	(26,553,653)

Net assets, at value	$22,206,758	$1,999,839	$319,999,653

Shares outstanding	650,000	100,000	15,700,000

Net asset value per share	$ 34.16	$ 20.00	$ 20.38

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2023 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Assets:

Investments in securities:
Cost – Unaffiliated issuers	$41,896,053	$168,144,674	$613,514,538
Value – Unaffiliated issuers	$41,239,673	$170,188,258	$580,450,160
Cash	—	2,053	959,629
Foreign currency, at value (cost $325,132 and $2,247,328, respectively)	—	322,562	2,221,976
Receivables:
Dividends	757,155	271,114	1,427,827
Variation margin on futures contracts	6,343	5,313	10,510
Deposits with brokers for:
Futures contracts	51,414	26,400	202,465

Total assets	42,054,585	170,815,700	585,272,567

Liabilities:
Payables:
Management fees	3,390	27,186	42,992
Funds advanced by custodian	24,840	—	—
Foreign currency advanced by custodian	4,460	—	—

Total liabilities	32,690	27,186	42,992

Net assets, at value	$42,021,895	$170,788,514	$585,229,575

Net assets consist of:
Paid-in capital	$44,375,415	$168,297,860	$629,293,814
Total distributable earnings (loss)	(2,353,520)	2,490,654	(44,064,239)

Net assets, at value	$42,021,895	$170,788,514	$585,229,575

Shares outstanding	1,400,000	4,700,000	24,400,000

Net asset value per share	$ 30.02	$ 36.34	$ 23.98

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 533,146	$ 631,257	$ 8,163,810	$ 4,685,928
Interest:
Unaffiliated issuers	344	616	—	—

Total investment income	533,490	631,873	8,163,810	4,685,928

Expenses:
Management fees (Note 3a)	27,297	13,437	161,421	137,945

Total expenses	27,297	13,437	161,421	137,945

Expenses waived/paid by affiliates (Note 3c)	(58)	—	—	—

Net expenses	27,239	13,437	161,421	137,945

Net investment income	506,251	618,436	8,002,389	4,547,983

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,449,430)	(103,843)	(49,239)	(838,569)
In-kind redemptions	47,801	—	—	463,256
Foreign currency transactions	(11,742)	(4,000)	192,210	(4,460)
Futures contracts	5,401	15,652	617,603	42,946

Net realized gain (loss)	(1,407,970)	(92,191)	760,574	(336,827)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(274,046)	(1,375,303)	22,418,435	(7,633,275)
Translation of other assets and liabilities denominated in foreign currencies	622	766	(128,375)	(9,775)
Futures contracts	(1,605)	(16,183)	10,213	(38,152)
Change in deferred taxes on unrealized appreciation	(13,249)	—	—	—

Net change in unrealized appreciation (depreciation)	(288,278)	(1,390,720)	22,300,273	(7,681,202)

Net realized and unrealized gain (loss)	(1,696,248)	(1,482,911)	23,060,847	(8,018,029)

Net increase (decrease) in net assets resulting from operations	$(1,189,997)	$(864,475)	$31,063,236	$(3,470,046)

[a]Foreign taxes withheld on dividends	$67,928	$6,213	$355,330	$826,150

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 2,253,898	$1,962,995	$ 410,421	$ 100,762
European Union tax reclaims (Note 1e)	—	586,182	—	38,943
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	1,858	3,001	—	7,650
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	251	—	—	—

Total investment income	2,256,007	2,552,178	410,421	147,355

Expenses:
Management fees (Note 3a)	103,127	52,228	10,325	2,787
Contingent fees for European Union tax reclaims (Note 1e)	—	146,721	—	9,736

Total expenses	103,127	198,949	10,325	12,523

Expenses waived/paid by affiliates (Note 3c)	(96)	—	(137)	—

Net expenses	103,031	198,949	10,188	12,523

Net investment income	2,152,976	2,353,229	400,233	134,832

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(5,747,958)	(1,028,770)	111,174	(41,338)
In-kind redemptions	—	—	793,308	—
Foreign currency transactions	5,353	1,268	(1,305,314)	602
Forward exchange contracts	(98)	—	613,494	—
Futures contracts	37,829	29,896	4,017	1,958

Net realized gain (loss)	(5,704,874)	(997,606)	216,679	(38,778)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(10,479,021)	(4,180,359)	(2,331,858)	(292,208)
Translation of other assets and liabilities denominated in foreign currencies	(61)	(21,593)	(1,743)	(2,562)
Futures contracts	(8,024)	(42,738)	(3,554)	(3,408)
Forward exchange contracts	—	—	292,899	—

Net change in unrealized appreciation (depreciation)	(10,487,106)	(4,244,690)	(2,044,256)	(298,178)

Net realized and unrealized gain (loss)	(16,191,980)	(5,242,296)	(1,827,577)	(336,956)

Net increase (decrease) in net assets resulting from operations	$(14,039,004)	$(2,889,067)	$(1,427,344)	$(202,124)

[a]Foreign taxes withheld on dividends	$ 191,215	$ 290,613	$ 61,537	$ 22,551
[b]Foreign taxes withheld on interest	$ —	$ 710	$ —	$ —

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	281

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 470,022	$ 444,584	$ 1,677,969	$ 148,514
Non-cash dividends	—	42,386	—	—
Interest:
Unaffiliated issuers	—	—	—	60

Total investment income	470,022	486,970	1,677,969	148,574

Expenses:
Management fees (Note 3a)	7,799	6,862	229,634	2,360

Total expenses	7,799	6,862	229,634	2,360

Net investment income	462,223	480,108	1,448,335	146,214

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(245,033)	(181,102)	(2,341,517)	(23,746)
In-kind redemptions	254,007	21,485	—	—
Foreign currency transactions	(2,811)	408	(340,712)	(775)
Futures contracts	4,438	(3,486)	9,214	1,086

Net realized gain (loss)	10,601	(162,695)	(2,673,015)	(23,435)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,148,143)	(2,573,347)	33,558,189	133,781
Translation of other assets and liabilities denominated in foreign currencies	(75)	(48)	2,304	(46)
Futures contracts	—	(744)	(3,055)	—
Forward exchange contracts	—	—	5,329	—
Change in deferred taxes on unrealized appreciation	—	—	(5,016,375)	—

Net change in unrealized appreciation (depreciation)	(1,148,218)	(2,574,139)	28,546,392	133,735

Net realized and unrealized gain (loss)	(1,137,617)	(2,736,834)	25,873,377	110,300

Net increase (decrease) in net assets resulting from operations	$ (675,394)	$(2,256,726)	$27,321,712	$256,514

[a]Foreign taxes withheld on dividends	$ 74,096	$ 632	$ 502,184	$ 24,900

282	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$14,729,956	$ 2,198,090	$2,199,464	$ 528,766
Interest:
Unaffiliated issuers	(230)	(23)	—	—
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	6,224	—	—	—

Total investment income	14,735,950	2,198,067	2,199,464	528,766

Expenses:
Management fees (Note 3a)	597,163	63,464	59,906	30,349

Total expenses	597,163	63,464	59,906	30,349

Expenses waived/paid by affiliates (Note 3c)	(4,147)	(782)	—	—

Net expenses	593,016	62,682	59,906	30,349

Net investment income	14,142,934	2,135,385	2,139,558	498,417

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,623,339)	(530,851)	(270,471)	(279,175)
In-kind redemptions	6,747,682	—	1,034,598	1,604,507
Foreign currency transactions	(866,382)	(45,674)	15,091	10,099
Forward exchange contracts	—	11,335,185	(1,079)	—
Futures contracts	2,204,280	48,553	13,478	(1,364)

Net realized gain (loss)	1,462,241	10,807,213	791,617	1,334,067

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	28,476,859	(3,364,936)	2,710,640	(2,312,913)
Translation of other assets and liabilities denominated in foreign currencies	25,620	9,730	(17,918)	(431)
Futures contracts	(266,906)	(17,831)	(333)	—
Forward exchange contracts	—	7,430,761	—	—

Net change in unrealized appreciation (depreciation)	28,235,573	4,057,724	2,692,389	(2,313,344)

Net realized and unrealized gain (loss)	29,697,814	14,864,937	3,484,006	(979,277)

Net increase (decrease) in net assets resulting from operations	$43,840,748	$17,000,322	$5,623,564	$ (480,860)

[a]Foreign taxes withheld on dividends	$ 1,632,897	$ 243,053	$ 206,379	$ 62,035

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	283

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$460,014	$ 43,593	$1,418,555	$ 842,589
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	—	—	5,185	(1,090)

Total investment income	460,014	43,593	1,423,740	841,499

Expenses:

Management fees (Note 3a)	44,980	2,035	145,245	23,949

Total expenses	44,980	2,035	145,245	23,949

Net investment income	415,034	41,558	1,278,495	817,550

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(52,470)	(82,648)	(5,024,724)	(1,662,487)
In-kind redemptions	—	—	—	1,269,680
Foreign currency transactions	80	(99)	(62,429)	6,547
Forward exchange contracts	(157)	—	—	—
Futures contracts	—	—	166,401	(3,181)

Net realized gain (loss)	(52,547)	(82,747)	(4,920,752)	(389,441)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	284,565	(158,931)	(5,486,456)	(755,513)
Translation of other assets and liabilities denominated in foreign currencies	(101)	(203)	37,029	(8,713)
Futures contracts	—	—	(44,742)	(58,011)

Net change in unrealized appreciation (depreciation)	284,464	(159,134)	(5,494,169)	(822,237)

Net realized and unrealized gain (loss)	231,917	(241,881)	(10,414,921)	(1,211,678)

Net increase (decrease) in net assets resulting from operations	$646,951	$(200,323)	$(9,136,426)	$ (394,128)

[a]Foreign taxes withheld on dividends	$ 21,822	$ 7,401	$287,774	$ 128,327
[b]Foreign taxes withheld on interest	$ —	$ —	$ 50	$ —

284	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2023 (unaudited)

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$5,147,970	$12,470,985
Unaffiliated issuers (net of fees and rebates)	—	169
Non-Controlled affiliates (Note 3c)	—	(169)

Total investment income	5,147,970	12,470,985

Expenses:
Management fees (Note 3a)	153,390	257,273

Total expenses	153,390	257,273

Expenses waived/paid by affiliates (Note 3c)	—	(76)

Net expenses	153,390	257,197

Net investment income	4,994,580	12,213,788

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,044,496)	(2,745,343)
In-kind redemptions	—	3,207,483
Foreign currency transactions	(50,872)	105,260
Futures contracts	25,415	68,676

Net realized gain (loss)	(1,069,953)	636,076

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(9,369,876)	(6,482,757)
Translation of other assets and liabilities denominated in foreign currencies	(6,150)	(96,302)
Futures contracts	3,881	8,979

Net change in unrealized appreciation (depreciation)	(9,372,145)	(6,570,080)

Net realized and unrealized gain (loss)	(10,442,098)	(5,934,004)

Net increase (decrease) in net assets resulting from operations	$ (5,447,518)	$ 6,279,784

[a]Foreign taxes withheld on dividends	$ 1,294,784	$ 27,717

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 506,251	$ 868,301	$ 618,436	$ 1,689,308
Net realized gain (loss)	(1,407,970)	(2,158,882)	(92,191)	(237,728)
Net change in unrealized appreciation (depreciation)	(288,278)	(2,638,071)	(1,390,720)	(4,246,611)

Net increase (decrease) in net assets resulting from operations	(1,189,997)	(3,928,652)	(864,475)	(2,795,031)

Distributions to shareholders (Note 1f)	(250,083)	(845,059)	(526,733)	(1,647,793)

Capital share transactions: (Note 2)	(4,024,057)	(3,997,011)	1,313,154	3,911,576

Net increase (decrease) in net assets	(5,464,137)	(8,770,722)	(78,054)	(531,248)
Net assets:
Beginning of period	29,980,329	38,751,051	29,436,936	29,968,184

End of period	$24,516,192	$29,980,329	$29,358,882	$29,436,936

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 8,002,389	$ 35,628,028	$ 4,547,983	$ 6,761,710
Net realized gain (loss)	760,574	(94,944,037)	(336,827)	3,339,371
Net change in unrealized appreciation (depreciation)	22,300,273	(45,250,023)	(7,681,202)	(27,287,099)

Net increase (decrease) in net assets resulting from operations	31,063,236	(104,566,032)	(3,470,046)	(17,186,018)

Distributions to shareholders (Note 1f)	(7,264,422)	(37,484,866)	(2,907,341)	(5,031,676)

Capital share transactions: (Note 2)	(165,476,822)	(116,854,829)	57,477,133	258,855,931

Net increase (decrease) in net assets	(141,678,008)	(258,905,727)	51,099,746	236,638,237
Net assets:
Beginning of period	268,913,776	527,819,503	279,927,048	43,288,811

End of period	$127,235,768	$268,913,776	$331,026,794	$279,927,048

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,152,976	$ 2,972,502	$ 2,353,229	$ 3,712,113
Net realized gain (loss)	(5,704,874)	(8,490,513)	(997,606)	4,478,468
Net change in unrealized appreciation (depreciation)	(10,487,106)	(280,918)	(4,244,690)	(20,843,640)

Net increase (decrease) in net assets resulting from operations	(14,039,004)	(5,798,929)	(2,889,067)	(12,653,059)

Distributions to shareholders (Note 1f)	(1,086,404)	(2,755,725)	(2,260,310)	(3,354,521)

Capital share transactions: (Note 2)	7,393,294	11,335,252	10,997,894	(57,291,354)

Net increase (decrease) in net assets	(7,732,114)	2,780,598	5,848,517	(73,298,934)
Net assets:
Beginning of period	114,234,356	111,453,758	111,558,148	184,857,082

End of period	$106,502,242	$114,234,356	$117,406,665	$111,558,148

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Eurozone ETF		Franklin FTSE France ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 400,233	$ 581,317	$ 134,832	$ 284,539
Net realized gain (loss)	216,679	220,188	(38,778)	(280,243)
Net change in unrealized appreciation (depreciation)	(2,044,256)	(1,004,928)	(298,178)	(129,793)

Net increase (decrease) in net assets resulting from operations	(1,427,344)	(203,423)	(202,124)	(125,497)

Distributions to shareholders (Note 1f)	(421,414)	(3,158,611)	(94,936)	(227,103)

Capital share transactions: (Note 2)	5,211,634	(4,169,747)	—	(3,601,500)

Net increase (decrease) in net assets	3,362,876	(7,531,781)	(297,060)	(3,954,100)
Net assets:
Beginning of period	14,162,892	21,694,673	6,133,781	10,087,881

End of period	$17,525,768	$14,162,892	$5,836,721	$6,133,781

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 462,223	$ 443,742	$ 480,108	$ 517,292
Net realized gain (loss)	10,601	270,943	(162,695)	(589,584)
Net change in unrealized appreciation (depreciation)	(1,148,218)	248,047	(2,574,139)	(625,284)

Net increase (decrease) in net assets resulting from operations	(675,394)	962,732	(2,256,726)	(697,576)

Distributions to shareholders (Note 1f)	(553,900)	(449,481)	(287,973)	(536,059)

Capital share transactions: (Note 2)	(1,086,035)	395,253	(3,633,931)	729,118

Net increase (decrease) in net assets	(2,315,329)	908,504	(6,178,630)	(504,517)

Net assets:
Beginning of period	17,683,213	16,774,709	17,068,873	17,573,390

End of period	$15,367,884	$17,683,213	$10,890,243	$17,068,873

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,448,335	$ 599,378	$ 146,214	$ 133,696
Net realized gain (loss)	(2,673,015)	(1,609,627)	(23,435)	(97,035)
Net change in unrealized appreciation (depreciation)	28,546,392	(7,048,771)	133,735	215,985

Net increase (decrease) in net assets resulting from operations	27,321,712	(8,059,020)	256,514	252,646

Distributions to shareholders (Note 1f)	—	(445,431)	(152,586)	(160,658)

Capital share transactions: (Note 2)	252,960,301	57,341,977	—	1,248,714

Net increase (decrease) in net assets	280,282,013	48,837,526	103,928	1,340,702
Net assets:
Beginning of period	98,977,442	50,139,916	5,038,814	3,698,112

End of period	$379,259,455	$98,977,442	$5,142,742	$5,038,814

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 14,142,934	$ 21,152,656	$ 2,135,385	$ 456,288
Net realized gain (loss)	1,462,241	(4,730,760)	10,807,213	326,329
Net change in unrealized appreciation (depreciation)	28,235,573	(55,868,560)	4,057,724	752,939

Net increase (decrease) in net assets resulting from operations	43,840,748	(39,446,664)	17,000,322	1,535,556

Distributions to shareholders (Note 1f)	(17,758,740)	(15,080,965)	(1,533,998)	(6,293,059)

Capital share transactions: (Note 2)	467,863,096	265,693,564	220,912,272	(6,677,798)

Net increase (decrease) in net assets	493,945,104	211,165,935	236,378,596	(11,435,301)
Net assets:
Beginning of period	1,000,803,222	789,637,287	13,284,494	24,719,795

End of period	$1,494,748,326	$1,000,803,222	$249,663,090	$13,284,494

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,139,558	$ 3,964,605	$ 498,417	$ 461,922
Net realized gain (loss)	791,617	(1,670,626)	1,334,067	234,118
Net change in unrealized appreciation (depreciation)	2,692,389	4,560,448	(2,313,344)	1,255,017

Net increase (decrease) in net assets resulting from operations	5,623,564	6,854,427	(480,860)	1,951,057

Distributions to shareholders (Note 1f)	(1,467,911)	(3,573,506)	(280,493)	(447,955)

Capital share transactions: (Note 2)	(10,650,585)	56,516,479	6,223,193	11,014,721

Net increase (decrease) in net assets	(6,494,932)	59,797,400	5,461,840	12,517,823
Net assets:
Beginning of period	67,372,232	7,574,832	24,889,848	12,372,025

End of period	$60,877,300	$67,372,232	$30,351,688	$24,889,848

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Saudi Arabia ETF		Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 415,034	$ 256,829	$ 41,558	$ 161,186
Net realized gain (loss)	(52,547)	(89,444)	(82,747)	44,767
Net change in unrealized appreciation (depreciation)	284,464	(908,625)	(159,134)	(1,673,622)

Net increase (decrease) in net assets resulting from operations	646,951	(741,240)	(200,323)	(1,467,669)

Distributions to shareholders (Note 1f)	(313,825)	(78,128)	(43,465)	(191,901)

Capital share transactions: (Note 2)	—	18,562,690	—	(2,054,548)

Net increase (decrease) in net assets	333,126	17,743,322	(243,788)	(3,714,118)
Net assets:
Beginning of period	21,873,632	4,130,310	2,243,627	5,957,745

End of period	$22,206,758	$21,873,632	$1,999,839	$2,243,627

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Korea ETF		Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,278,495	$ 2,463,031	$ 817,550	$ 1,129,107
Net realized gain (loss)	(4,920,752)	(3,868,112)	(389,441)	34,755
Net change in unrealized appreciation (depreciation)	(5,494,169)	(2,460,649)	(822,237)	(3,642,334)

Net increase (decrease) in net assets resulting from operations	(9,136,426)	(3,865,730)	(394,128)	(2,478,472)

Distributions to shareholders (Note 1f)	(2,530,156)	(2,183,845)	(1,251,401)	(1,004,310)

Capital share transactions: (Note 2)	38,617,442	237,736,926	(6,273,325)	5,830,307

Net increase (decrease) in net assets	26,950,860	231,687,351	(7,918,854)	2,347,525
Net assets:
Beginning of period	293,048,793	61,361,442	49,940,749	47,593,224

End of period	$319,999,653	$293,048,793	$42,021,895	$49,940,749

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Taiwan ETF		Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$ 4,994,580	$ 1,574,443	$ 12,213,788	$ 20,825,635
Net realized gain (loss)	(1,069,953)	(1,985,757)	636,076	(8,708,680)
Net change in unrealized appreciation (depreciation)	(9,372,145)	(1,981,761)	(6,570,080)	(35,670,632)

Net increase (decrease) in net assets resulting from operations	(5,447,518)	(2,393,075)	6,279,784	(23,553,677)

Distributions to shareholders (Note 1f)	(763,492)	(1,549,538)	(11,014,625)	(20,583,824)

Capital share transactions: (Note 2)	39,905,697	97,369,890	21,003,501	(474,084)

Net increase (decrease) in net assets	33,694,687	93,427,277	16,268,660	(44,611,585)
Net assets:
Beginning of period	137,093,827	43,666,550	568,960,915	613,572,500

End of period	$170,788,514	$137,093,827	$585,229,575	$568,960,915

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, twenty-two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

Effective August 1, 2023 Franklin FTSE Europe Hedged ETF changed its name to Franklin FTSE Eurozone ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at

4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for

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1. Organization and Significant Accounting Policies (continued)

e. Income and Deferred Taxes (continued)

any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds, and the Funds previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds shareholders. During the fiscal year ended March 31, 2023, the Funds received EU reclaims in excess of the foreign taxes paid during the year. The Funds determined to enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected adjustments to estimated payments as other income in the Statement of Operations.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Stock dividends are reflected as non-cash dividend income on the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Funds that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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2. Shares of Beneficial Interest

Shares of the Funds is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	200,000	$4,133,129	—	$13,819
Shares redeemed	(400,000)	(8,157,186)	(200,000)	(4,010,830)

Net increase (decrease)	(200,000)	$(4,024,057)	(200,000)	$(3,997,011)

	Franklin FTSE Australia ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	50,000	$1,313,154	200,000	$5,212,830
Shares redeemed	—	—	(50,000)	(1,301,254)

Net increase (decrease)	50,000	$1,313,154	150,000	$3,911,576

	Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	500,000	$9,305,257	7,000,000	$130,953,951
Shares redeemed	(9,600,000)	(174,782,079)	(13,400,000)	(247,808,780)

Net increase (decrease)	(9,100,000)	$(165,476,822)	(6,400,000)	$(116,854,829)

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Canada ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	1,950,000	$60,700,136	11,250,000	$360,676,656
Shares redeemed	(100,000)	(3,223,003)	(3,350,000)	(101,820,725)

Net increase (decrease)	1,850,000	$57,477,133	7,900,000	$258,855,931

	Franklin FTSE China ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	400,000	$7,393,294	600,000	$11,335,252

Net increase (decrease)	400,000	$7,393,294	600,000	$11,335,252

	Franklin FTSE Europe ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	400,000	$10,997,894	2,800,000	$71,589,590
Shares redeemed	—	—	(5,400,000)	(128,880,944)

Net increase (decrease)	400,000	$10,997,894	(2,600,000)	$(57,291,354)

	Franklin FTSE Eurozone ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	600,000	$14,540,210	400,000	$10,645,855
Shares redeemed	(400,000)	(9,328,576)	(600,000)	(14,815,602)

Net increase (decrease)	200,000	$5,211,634	(200,000)	$(4,169,747)

	Franklin FTSE France ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares redeemed	—	—	(150,000)	(3,601,500)

Net increase (decrease)	—	$—	(150,000)	$(3,601,500)

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Germany ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	300,000	$5,539,373
Shares redeemed	(50,000)	(1,086,035)	(250,000)	(5,144,120)

Net increase (decrease)	(50,000)	$(1,086,035)	50,000	$395,253

	Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	200,000	$4,048,817
Shares redeemed	(200,000)	(3,633,931)	(150,000)	(3,319,699)

Net increase (decrease)	(200,000)	$(3,633,931)	50,000	$729,118

	Franklin FTSE India ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	8,500,000	$257,682,350	2,000,000	$57,341,977

Shares redeemed	(150,000)	(4,722,049)	—	—

Net increase (decrease)	8,350,000	$252,960,301	2,000,000	$57,341,977

	Franklin FTSE Italy ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	50,000	$1,248,714

Net increase (decrease)	—	$—	50,000	$1,248,714

	Franklin FTSE Japan ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	18,600,000	$500,352,527	17,400,000	$429,036,842
Shares redeemed	(1,200,000)	(32,489,431)	(7,200,000)	(163,343,278)

Net increase (decrease)	17,400,000	$467,863,096	10,200,000	$265,693,564

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	7,400,000	$220,912,272	200,000	$6,015,210
Shares redeemed	—	—	(500,000)	(12,693,008)

Net increase (decrease)	7,400,000	$220,912,272	(300,000)	$(6,677,798)

	Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$9,532	3,000,000	$56,516,479
Shares redeemed	(500,000)	(10,660,117)	—	—

Net increase (decrease)	(500,000)	$(10,650,585)	3,000,000	$56,516,479

	Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	350,000	$10,633,313	450,000	$12,282,600

Shares redeemed	(150,000)	(4,410,120)	(50,000)	(1,267,879)

Net increase (decrease)	200,000	$6,223,193	400,000	$11,014,721

	Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	550,000	$18,562,690

Net increase (decrease)	—	$—	550,000	$18,562,690

	Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares redeemed	—	—	(100,000)	(2,054,548)

Net increase (decrease)	—	$—	(100,000)	$(2,054,548)

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	1,800,000	$38,617,442	11,500,000	$237,736,926

Net increase (decrease)	1,800,000	$38,617,442	11,500,000	$237,736,926

	Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	100,000	$3,129,378	500,000	$14,529,344
Shares redeemed	(300,000)	(9,402,703)	(300,000)	(8,699,037)

Net increase (decrease)	(200,000)	$(6,273,325)	200,000	$5,830,307

	Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	1,000,000	$39,905,697	2,800,000	$100,458,761
Shares redeemed	—	—	(100,000)	(3,088,871)

Net increase (decrease)	1,000,000	$39,905,697	2,700,000	$97,369,890

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares sold	1,650,000	$39,742,500	7,150,000	$165,942,304
Shares redeemed	(750,000)	(18,738,999)	(7,750,000)	(166,416,388)

Net increase (decrease)	900,000	$21,003,501	(600,000)	$(474,084)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate

Franklin FTSE Asia ex Japan ETF	0.19%

Franklin FTSE Australia ETF	0.09%

Franklin FTSE Brazil ETF	0.19%

Franklin FTSE Canada ETF	0.09%

Franklin FTSE China ETF	0.19%

Franklin FTSE Europe ETF	0.09%

Franklin FTSE Eurozone ETF	0.09%

Franklin FTSE France ETF	0.09%

Franklin FTSE Germany ETF	0.09%

Franklin FTSE Hong Kong ETF	0.09%

Franklin FTSE India ETF	0.19%

Franklin FTSE Italy ETF	0.09%

Franklin FTSE Japan ETF	0.09%

Franklin FTSE Japan Hedged ETF	0.09%

Franklin FTSE Latin America ETF	0.19%

Franklin FTSE Mexico ETF	0.19%

Franklin FTSE Saudi Arabia ETF	0.39%

Franklin FTSE South Africa ETF	0.19%

Franklin FTSE South Korea ETF	0.09%

Franklin FTSE Switzerland ETF	0.09%

Franklin FTSE Taiwan ETF	0.19%

Franklin FTSE United Kingdom ETF	0.09%

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2023, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$8,932	$(8,932)	$ —	$ —	$—	—	$ —

Franklin FTSE China ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$—	$181,303	$(181,303)	$ —	$ —	$—	—	$ 251

Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$4,136	$642,261	$(645,401)	$ —	$ —	$996	996	$ —

Franklin FTSE Japan ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$61,459	$22,232,229	$(22,285,532)	$ —	$ —	$8,156	8,156	$ —

Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$721	$5,028,235	$(5,014,909)	$ —	$ —	$14,047	14,047	$ —

Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	$10	$—	$(10)	$ —	$ —	$—	—	$ (169)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2023, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Asia ex Japan ETF
Franklin Resources Inc.	130,000	10.8%

Franklin FTSE Latin America ETF
Franklin Resources Inc.	675,000	24.1%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	16,000	16.0%

Franklin FTSE Taiwan ETF
Franklin Resources Inc.	1,040,000	22.1%

Franklin FTSE United Kingdom ETF
Franklin Resources Inc.	4,075,000	16.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2023, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Capital loss carryforwards not subject to expiration:
Long term	$2,978,321	$861,861	$58,599,726	$917,859
Short term	773,828	287,758	66,857,630	2,247,375

Total capital loss carryforwards	$3,752,149	$1,149,619	$125,457,356	$3,165,234

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Capital loss carryforwards not subject to expiration:
Long term	$13,143,127	$3,778,280	$185,736	$253,790
Short term	3,376,115	908,263	211,682	52,788

Total capital loss carryforwards	$16,519,242	$4,686,543	$397,418	$306,578

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Capital loss carryforwards not subject to expiration:
Long term	$744,560	$809,586	$1,024,623	$358,163
Short term	207,142	553,844	321,248	22,058

Total capital loss carryforwards	$951,702	$1,363,430	$1,345,871	$380,221

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4. Income Taxes (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Capital loss carryforwards not subject to expiration:
Long term	$14,225,837	$—	$890,110	$826,878
Short term	3,657,331	—	668,844	80,987

Total capital loss carryforwards	$17,883,168	$—	$1,558,954	$907,865

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF

Capital loss carryforwards not subject to expiration:
Long term	$12,585	$329,148	$4,244,652	$510,380
Short term	51,837	75,911	2,671,797	794,022

Total capital loss carryforwards	$64,422	$405,059	$6,916,449	$1,304,402

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Capital loss carryforwards not subject to expiration:
Long term	$1,217,333	$11,733,951
Short term	636,412	5,822,629

Total capital loss carryforwards	$1,853,745	$17,556,580

At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Cost of investments	$26,918,471	$29,147,689	$102,245,130	$356,955,305

Unrealized appreciation	$3,363,154	$1,751,936	$23,444,603	$9,689,044
Unrealized depreciation	(5,749,040)	(2,001,126)	(2,499,830)	(37,144,913)

Net unrealized appreciation (depreciation)	$(2,385,886)	$(249,190)	$20,944,773	$(27,455,869)

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4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Cost of investments	$142,921,466	$123,873,557	$19,844,750	$5,875,495

Unrealized appreciation	$5,028,571	$4,680,969	$77,420	$511,770
Unrealized depreciation	(41,715,928)	(12,475,734)	(2,485,568)	(628,395)

Net unrealized appreciation (depreciation)	$(36,687,357)	$(7,794,765)	$(2,408,148)	$(116,625)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Cost of investments	$18,041,690	$15,234,895	$342,752,072	$4,427,315

Unrealized appreciation	$455,406	$159,297	$38,047,781	$857,632
Unrealized depreciation	(3,134,831)	(4,570,482)	(3,461,027)	(145,585)

Net unrealized appreciation (depreciation)	$(2,679,425)	$(4,411,185)	$34,586,754	$712,047

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Cost of investments	$1,554,748,985	$251,216,313	$51,958,075	$28,789,597

Unrealized appreciation	$91,809,257	$10,396,643	$10,369,386	$2,569,127
Unrealized depreciation	(163,841,010)	(14,475,672)	(2,224,199)	(1,030,031)

Net unrealized appreciation (depreciation)	$(72,031,753)	$(4,079,029)	$8,145,187	$1,539,096

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF

Cost of investments	$21,159,946	$2,618,881	$319,564,259	$41,896,053

Unrealized appreciation	$1,784,761	$24,838	$23,381,619	$2,636,768
Unrealized depreciation	(754,538)	(643,816)	(30,585,031)	(3,293,149)

Net unrealized appreciation (depreciation)	$1,030,223	$(618,978)	$(7,203,412)	$(656,381)

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Cost of investments	$168,144,674	$613,514,538

Unrealized appreciation	$10,124,466	$42,046,902
Unrealized depreciation	(8,080,882)	(75,111,281)

Net unrealized appreciation (depreciation)	$2,043,584	$(33,064,379)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, EU reclaims and in-kind shareholder redemptions.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Purchases	$4,835,907	$1,144,584	$12,935,658	$8,591,574
Sales	$5,809,199	$1,011,714	$178,675,624	$7,372,980

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Purchases	$14,082,190	$3,299,644	$15,629,246	$196,839
Sales	$6,203,327	$3,062,443	$15,787,633	$152,000

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Purchases	$498,987	$528,858	$263,542,214	$448,085
Sales	$597,834	$394,145	$17,123,554	$456,140

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Purchases	$30,426,344	$26,402,914	$2,308,310	$2,767,148
Sales	$24,680,097	$8,496,341	$9,464,596	$2,241,195

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF

Purchases	$1,721,134	$122,534	$50,568,051	$4,550,291
Sales	$1,493,538	$123,289	$18,407,962	$5,080,500

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Purchases	$49,764,360	$13,839,686
Sales	$6,033,319	$12,245,395

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Cost of Securities Received	$430,898	$1,301,793	$—	$60,366,200
Value of Securities Delivered[a]	$3,366,198	$—	$—	$3,198,975

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF

Cost of Securities Received	$376,615	$10,845,874	$14,278,962	$—
Value of Securities Delivered[a]	$—	$—	$9,284,541	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF

Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$1,083,130	$3,612,543	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

Cost of Securities Received	$491,066,835	$220,076,249	$—	$10,312,360
Value of Securities Delivered[a]	$32,208,129	$—	$3,352,704	$4,407,086

	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF

Cost of Securities Received	$—	$—	$—	$3,055,291
Value of Securities Delivered[a]	$—	$—	$—	$9,188,504

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Cost of Securities Received	$—	$39,418,778
Value of Securities Delivered[a]	$—	$18,569,011

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

At September 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin FTSE Japan ETF

Securities lending transactions[a]:
Equity Investments[b]	$934,680

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Franklin FTSE Asia ex Japan ETF & Franklin FTSE China ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information

At September 30, 2023, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$1,605	[a]

Franklin FTSE Australia ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$15,318	[a]

Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$89,896	[a]

Franklin FTSE Canada ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$24,971	[a]

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$8,024	[a]

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$42,738	[a]	Variation margin on futures contracts	$14,410	[a]

Franklin FTSE Eurozone ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$738	[a]

Franklin FTSE France ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$938	[a]

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$320	[a]	Variation margin on futures contracts	$—

Franklin FTSE India ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$5,329		Unrealized depreciation on OTC forward exchange contracts	$—

Index contracts		—			3,055

Totals		$5,329			$3,055

Franklin FTSE Japan ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$104,623	[a]

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$7,192,664		Unrealized depreciation on OTC forward exchange contracts	$9,155

Index contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	15,554	[a]

Totals		$7,192,664			$24,709

Franklin FTSE Latin America ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$10,223	[a]

Interest rate contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	4,988	[a]

Totals		$—			$15,211

Franklin FTSE South Korea ETF

Index contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$19,714	[a]

Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$19,698	[a]

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Taiwan ETF

Equity contracts	Variation margin on futures contracts	$3,881	[a]	Variation margin on futures contracts	$—

Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$36,461	[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$5,401	Futures contracts	$(1,605)

Franklin FTSE Australia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$15,652	Futures contracts	$16,183

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$617,603	Futures contracts	$10,213

Franklin FTSE Canada ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$42,946	Futures contracts	$(38,152)

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(98)	Forward exchange contracts	$—
Equity contracts	Futures contracts	37,829	Futures contracts	(8,024)

Totals		$37,731		$(8,024)

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$29,896	Futures contracts	$(42,738)

Franklin FTSE Eurozone ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(613,494)	Forward exchange contracts	$292,899

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$4,017	Futures contracts	$(3,554)

Totals		$(609,477)		$289,345

Franklin FTSE France ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,958	Futures contracts	$(3,408)

Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$4,438	Futures contracts	$—

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(3,486)	Futures contracts	$(744)

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$—	Forward exchange contracts	$5,329

Equity contracts	Futures contracts	9,214	Futures contracts	(3,055)

Totals		$9,214		$2,274

Franklin FTSE Italy ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,086	Futures contracts	$—

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$2,204,280	Futures contracts	$(266,906)

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$11,335,185	Forward exchange contracts	$7,430,761

Equity contracts	Futures contracts	48,553	Futures contracts	(17,831)

Totals		$11,383,738		$7,412,930

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(1,079)	Forward exchange contracts	$—

Equity contracts	Futures contracts	13,478	Futures contracts	(333)

Totals		$12,399		$(333)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period

Franklin FTSE Mexico ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(1,364)	Futures contracts	$—

Franklin FTSE Saudi Arabia ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(157)	Forward exchange contracts	$—

Franklin FTSE South Korea ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$166,401	Futures contracts	$(44,742)

Franklin FTSE Switzerland ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(3,181)	Futures contracts	$(58,011)

Franklin FTSE Taiwan ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$25,415	Futures contracts	$3,881

Franklin FTSE United Kingdom ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$68,676	Futures contracts	$8,979

For the period ended September 30, 2023, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Futures contracts	$113,930	$253,228	$4,528,677	$1,031,639
Forward exchange contracts	$ —	$ —	$ —	$ —

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE France ETF
Futures contracts	$578,523	$1,263,933	$ 120,237	$79,531
Forward exchange contracts	$ —	$ —	$63,642,402	$ —

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Futures contracts	$72,632	$61,212	$1,453,521	$57,518
Forward exchange contracts	$ —	$ —	$4,837,691	$ —

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Futures contracts	$8,099,603	$ 879,454	$876,986	$70,362
Forward exchange contracts	$ —	$395,214,691	$ —	$ —

	Franklin	Franklin	Franklin	Franklin
	FTSE	FTSE	FTSE	FTSE
	Saudi Arabia	South Korea	Switzerland	Taiwan
	ETF	ETF	ETF	ETF
Futures contracts	$ —	$2,210,098	$945,155	$1,774,730
Forward exchange contracts	$112,463	$ —	$ —	$ —

	Franklin
	FTSE
	United Kingdom
	ETF
Futures contracts	$4,300,658
Forward exchange contracts	$ —

At September 30, 2023, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of
	Assets and Liabilities
	Presented in the
	Statements of
	Assets and Liabilities

	Assets[a]	Liabilities[a]

Franklin FTSE India ETF
Foreign exchange contracts	$5,329	$—

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$7,192,664	$9,155

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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7. Other Derivative Information (continued)

At September 30, 2023, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net Amounts		Financial
	of Assets Presented	Financial	Instruments		Cash
	in the Statements of	Instruments	Collateral		Collateral		Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	[a]	Received	[a]	less than zero)

Franklin FTSE India ETF
Counterparty
State Street Bank & Trust Co.	$ 5,329	$ —	$ —		$ —		$ 5,329

Franklin FTSE Japan
Hedged ETF
Counterparty
BOFA	$1,799,366	$(1,466)	$ —		$ —		$1,797,900
HSBK	1,797,122	(1,972)	—		—		1,795,150
UBSW	3,596,176	(5,717)	—		—		3,590,459
Total	$7,192,664	$(9,155)	$ —		$ —		$7,183,509
aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At September 30, 2023, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net Amounts		Financial
	of Liabilities Presented	Financial	Instruments		Cash
	in the Statements of	Instruments	Collateral		Collateral		Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	[a]	Pledged	[a]	less than zero)

Franklin FTSE Japan
Hedged ETF
Counterparty
BOFA	$1,466	$(1,466)	$ —		$ —		$ —
HSBK	1,972	(1,972)	—		—		—
UBSW	5,717	(5,717)	—		—		—
Total	$9,155	$(9,155)	$ —		$ —		$ —

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3			Total
Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,525,692	$6,894		$—	[c]	$24,532,586

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,605	$—		$—		$1,605

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,898,365	$134		$—		$28,898,499

Liabilities:
Other Financial Instruments:
Futures Contracts	$15,318	$—		$—		$15,318

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$123,151,656	$38,247		$—		$123,189,903

Liabilities:
Other Financial Instruments:
Futures Contracts	$89,896	$—		$—		$89,896

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$329,499,436	$—		$—	[c]	$329,499,436

Liabilities:
Other Financial Instruments:
Futures Contracts	$24,971	$—		$—		$24,971

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$106,234,108	$—	$	—[c]		$106,234,108

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,024	$—		$—		$8,024

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$116,078,792	$—		$—	[c]	$116,078,792

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total
Franklin FTSE Europe ETF (continued)
Other Financial Instruments:
Futures Contracts	$2,486	$—	$—		$2,486

Liabilities:
Other Financial Instruments:
Futures Contracts	$14,410	$—	$—		$14,410

Franklin FTSE Eurozone ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,435,606	$—	$—	[c]	$17,435,606
Short-Term Investments	996	—	—		996
Total Investments in Securities	$17,436,602	$—	$—		$17,436,602

Liabilities:
Other Financial Instruments:
Futures Contracts	$738	$—	$—		$738

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,758,870	$—	$—		$5,758,870

Liabilities:
Other Financial Instruments:
Futures Contracts	$938	$—	$—		$938

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,362,266	$—	$—		$15,362,266

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,813,919	$9,791	$—		$10,823,710

Other Financial Instruments:
Futures Contracts	$320	$—	$—		$320

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$376,962,911	$375,915	$—		$377,338,826

Other Financial Instruments:
Forward Exchange Contracts	$—	$5,329	$—		$5,329

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,055	$—	$—		$3,055

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,139,362	$—	$—		$5,139,362

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,481,774,396	$—	$—	$1,481,774,396
Short-Term Investments	942,836	—	—	942,836
Total Investments in Securities	$1,482,717,232	$—	$—	$1,482,717,232

Liabilities:
Other Financial Instruments:
Futures Contracts	$104,623	$—	$—	$104,623

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$247,123,238	$—	$—	$247,123,238
Short-Term Investments	14,047	—	—	14,047
Total Investments in Securities	$247,137,285	$—	$—	$247,137,285

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,192,664	$—	$7,192,664

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$9,155	$—	$9,155
Futures Contracts	15,554	—	—	15,554
Total Other Financial Instruments	$15,554	$9,155	$—	$24,709

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$60,090,941	$12,321	$—	$60,103,262

Liabilities:
Other Financial Instruments:
Futures Contracts	$15,211	$—	$—	$15,211

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$30,328,693	$—	$—	$30,328,693

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,190,169	$—	$—	$22,190,169

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,999,904	$—	$—	$1,999,904

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$312,312,164	$48,683	$—	$312,360,847

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total
Franklin FTSE South Korea ETF (continued)

Liabilities:
Other Financial Instruments:
Futures Contracts	$19,714	$—	$—		$19,714

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$41,239,673	$—	$—		$41,239,673

Liabilities:
Other Financial Instruments:
Futures Contracts	$19,698	$—	$—		$19,698

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$170,188,258	$—	$—		$170,188,258

Other Financial Instruments:
Futures Contracts	$3,881	$—	$—		$3,881

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$580,450,160	$—	$—	[c]	$580,450,160

Other Financial Instruments:
Futures Contracts	$36,461	$—	$—		$36,461

a For detailed categories, see the accompanying Schedules of Investments.

b Includes common and preferred stocks, warrants, as well as other equity investments.

c Includes financial instruments determined to have no value.

9. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of the ASU will not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:

On September 7, 2023, the Board of the Trust, on behalf of Franklin FTSE France ETF, Franklin FTSE Italy ETF and Franklin FTSE South Africa ETF, approved a proposal to liquidate the Funds. The Funds liquidated on November 3, 2023.

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Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
CAC	Cotation Assistée en Continu	HSBK	HSBC Bank PLC
CDI	Clearing House Electronic Subregister	UBSW	UBS AG
System Depositary Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family
SPA	Standby Purchase Agreement
SRF	State Revolving Fund

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Eurozone ETF

(formerly, Franklin FTSE Europe Hedged ETF)

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

May 11, 2023 15(c) Meeting

At a meeting held on May 11, 2023 (May Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the May Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the May Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the May Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors (Factors).

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s

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explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates each Fund based on its tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line-up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its compliance program.

The Board then noted that for the one-year period ended February 28, 2023, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Brazil ETF was 6.6 basis points outside the tolerance anticipated for this Fund and the Franklin FTSE Germany ETF was 7.3 basis points outside the tolerance for this Fund. The Board discussed the tracking error of the Funds with management and management explained that, for the Franklin FTSE Brazil ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees and cash drag from Bovespa futures exposure. Management further explained that, for the Franklin FTSE Germany ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees and a tax advantage due to a lower withholding tax rate than its index. The Board considered management’s proposal to reposition the Franklin FTSE Eurozone ETF, effective August 1, 2023, by changing its name, ticker, underlying index, investment universe, investment goal, and investment strategies so that the Fund is able to provide passive Eurozone equity exposure to investors.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:

•	The Expense Group for the Franklin FTSE Asia Ex Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.

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•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific region fund.

•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Latin American funds.

•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure index exchange-traded funds, which included the Fund and two other international large-cap core funds.

•	The Expense Group for the Franklin FTSE China ETF was comprised of pure index exchange-traded funds, which included the Fund and six other China region funds.

•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure index exchange-traded funds, which included the Fund and four other European region funds.

•	The Expense Group for the Franklin FTSE Eurozone ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE France ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE Germany ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE India ETF was comprised of pure index exchange-traded funds, which included the Fund and three other India region funds.

•	The Expense Group for the Franklin FTSE Italy ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.

•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure index exchange- traded funds, which included the Fund and two other Japanese funds.
•	The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure index exchange- traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Africa ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific ex-Japan fund.

•	The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure index exchange- traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure index exchange- traded funds, which included the Fund and one other European region fund.

The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the actual total expense ratio for each of the Franklin FTSE Eurozone ETF and Franklin FTSE Japan Hedged ETF was equal to the median of its respective Expense Groups. The Board also noted the small size of each Fund’s Expense Group, except for the Franklin FTSE China ETF which had seven peers in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 payments (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold

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short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2022, each Fund (except for the Franklin FTSE Brazil ETF, Franklin FTSE Japan ETF and Franklin FTSE United Kingdom ETF) had net assets below $250 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin FTSE Brazil ETF, Franklin FTSE Japan ETF and Franklin FTSE United Kingdom ETF had net assets of approximately $315 million, $871 million and $496 million, respectively, as of December 31, 2022, none of the Funds experienced a profit for the fiscal year ended September 30, 2022. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

September 7, 2023 Board Meeting

At a meeting held on September 7, 2023 (September Meeting), the Board reviewed and approved, on behalf of each Fund, a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC (Sub-Adviser) for an initial two-year period (each a New Sub-Advisory Agreement).

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The Board reviewed and considered all information provided by the Manager and Sub-Adviser at the September Meeting with respect to each New Sub-Advisory Agreement and noted its review and consideration of the information it received in connection with the May Meeting. In particular, the Board reviewed and considered the factors it deemed relevant in approving each New Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board also considered that management proposed that the Board approve each New Sub-Advisory Agreement in order to facilitate portfolio management team continuity in light of the planned relocation of a co-portfolio manager of each Fund. The Board reviewed and further considered the form of New Sub-Advisory Agreement and the terms of each New Sub-Advisory Agreement, which were discussed at the September Meeting. The Board also considered the information regarding the investment sub-advisory fee to be charged by the Sub-Adviser. The Board determined that the conclusions it made at the May Meeting regarding each Fund’s Factors had not changed. The Board noted counsel’s legal analysis and conclusion that Fund shareholders would not be required to approve the New Sub-Advisory Agreement.

The Board, including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of each Fund and its shareholders. The Board also determined that the terms of each New Sub-Advisory Agreement are fair and reasonable. The Board noted that the Sub-Adviser is paid by the Manager out of the management fee it receives from each Fund and that the allocation of the fee between the Manager and Sub-Adviser reflects the services provided by each to the Fund. The Board concluded that the sub-advisory fee paid to the Sub-Adviser is reasonable.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board unanimously approved each New Sub-Advisory Agreement for an initial two-year period.

Liquidity Risk Management Program – In-Kind ETFs

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE Europe ETF

Franklin FTSE Eurozone ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE South Africa ETF

Franklin FTSE Switzerland ETF

Franklin FTSE United Kingdom ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

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In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Brazil ETF

Franklin FTSE China ETF

Franklin FTSE India ETF

Franklin FTSE Latin America ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the

Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and

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therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

franklintempleton.com	Semiannual Report	331

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

	Investment Manager	Distributor	Investor Services
	Franklin Advisory	Franklin Distributors, LLC	Transfer Agent
	Services, LLC	(800) DIAL BEN®/342-5236	State Street Bank and
		franklintempleton.com	Trust Company
1 Heritage Drive
Mail Stop OHD0100
North Quincy, MA 02171

© 2023 Franklin Templeton Investments. All rights reserved.			ETF5 S 11/23

SEMIANNUAL REPORT
FRANKLIN U.S. EQUITY INDEX ETF September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

SEMIANNUAL REPORT

Franklin U.S. Equity Index ETF

This semiannual report for Franklin U.S. Equity Index ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index includes large- and mid-capitalization stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization).

Geographic Composition

9/30/23

% of Total Net Assets
North America	99.5%
Latin America & Caribbean	0.2%
Europe	0.1%
Short-Term Investments & Other Net Assets	0.2%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.54% based on market price and +5.49% based on net asset value (NAV). The Underlying Index, the Morningstar® US Target Market Exposure Index, posted a cumulative total return of +5.49%.2 The Linked Morningstar® US Target Market Exposure Index, which measures the performance of the underlying index, posted a +5.49% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Software	10.5%
Semiconductors & Semiconductor Equipment	7.3%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	5.7%
Financial Services	4.4%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	4.0%
Broadline Retail	3.4%
Capital Markets	2.9%
Health Care Providers & Services	2.9%

1. The Morningstar® US Target Market Exposure Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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FRANKLIN U.S. EQUITY INDEX ETF

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
Apple, Inc. Technology Hardware, Storage & Peripherals, United States	6.7%
Microsoft Corp. Software, United States	6.3%
Amazon.com, Inc. Broadline Retail, United States	3.1%
NVIDIA Corp. Semiconductors & Semiconductor Equipment, United States	2.9%
Alphabet, Inc., Class A Interactive Media & Services, United States	2.1%
Tesla, Inc. Automobiles, United States	1.8%
Meta Platforms, Inc., Class A Interactive Media & Services, United States	1.8%
Alphabet, Inc., Class C Interactive Media & Services, United States	1.8%
Berkshire Hathaway, Inc., Class B Financial Services, United States	1.7%
Exxon Mobil Corp. Oil, Gas & Consumable Fuels, United States	1.3%

Top 10 Countries

9/30/23

% of Total Net Assets
United States	99.5%
Brazil	0.2%
Netherlands	0.1%

As of September 30, 2023, the Franklin U.S. Equity Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of September 30, 2023, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin U.S. Equity Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	3

FRANKLIN U.S. EQUITY INDEX ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
6-Month	+5.49%	+5.54%	+5.49%	+5.54%
1-Year	+21.74%	+21.65%	+21.74%	+21.65%
3-Year	+22.36%	+21.83%	+6.96%	+6.80%
5-Year	+36.70%	+36.67%	+6.45%	+6.45%
Since Inception (6/1/16)	+79.42%	+79.39%	+8.30%	+8.30%

Distribution Rate[6]	30-Day Standardized Yield[7]
1.51%	1.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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FRANKLIN U.S. EQUITY INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.266015

Total Annual Operating Expenses8

0.03%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

FRANKLIN U.S. EQUITY INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,054.90	$0.15	$1,024.85	$0.15	0.03%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Equity Index ETF

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31,
			2023	2022		2021		2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$35.70		$40.04	$37.65		$26.77		$30.90	$30.14

Income from investment operations[a]:

Net investment income[b]	0.29		0.59	1.05		0.81		0.90	0.89

Net realized and unrealized gains (losses)	1.68		(4.10)	2.34		10.97		(4.00)	0.67

Total from investment operations	1.97		(3.51)	3.39		11.78		(3.10)	1.56

Less distributions from net investment income	(0.27)		(0.83)	(1.00)		(0.90)		(1.03)	(0.80)

Net asset value, end of period	$37.40		$35.70	$40.04		$37.65		$26.77	$30.90

Total return[c]	5.49%		(8.63)%	9.00%		44.55%		(10.53)%	5.44%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.03%		0.03%	0.35%		0.35%		0.35%	0.35%

Expenses net of waiver and payments by affiliates	0.03%		0.03%	0.35%		0.34%		0.34%	0.34%

Net investment income	1.53%		1.73%	2.63%		2.45%		2.86%	2.99%

Supplemental data

Net assets, end of period (000’s)	$834,078		$681,913	$16,014		$15,059		$16,059	$24,721

Portfolio turnover rate[e]	1.56%	[f]	6.33% [f]	24.13%	[f]	31.70%	[f]	27.85% [f]	34.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	1.56%	6.33%	24.13%	31.70%	27.85%	—

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	7

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin U.S. Equity Index ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.2%
a	MercadoLibre, Inc.	Broadline Retail	1,029	$1,304,649

	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	5,798	1,159,136

	Russia 0.0%†
b	Alrosa PJSC	Metals & Mining	3,584	—
a,b	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
b	Inter RAO UES PJSC	Electric Utilities	53,546	—
b	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
a,b	MMC Norilsk Nickel PJSC	Metals & Mining	100	—
a,b	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
b	PhosAgro PJSC	Chemicals	73	—
a,b	PhosAgro PJSC	Chemicals	2	—
a,b	Polymetal International PLC	Metals & Mining	470	—
a,b	Polyus PJSC	Metals & Mining	50	—
b	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
a,b	Severstal PAO	Metals & Mining	392	—
b	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
b	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
b	United Co. RUSAL International PJSC	Metals & Mining	1,714	—

				—

	United States 99.5%
	3M Co.	Industrial Conglomerates	12,488	1,169,127
	Abbott Laboratories	Health Care Equipment & Supplies	38,356	3,714,779
	AbbVie, Inc.	Biotechnology	39,248	5,850,307
	Accenture PLC, Class A	IT Services	13,826	4,246,103
	Activision Blizzard, Inc.	Entertainment	16,056	1,503,323
a	Adobe, Inc.	Software	10,258	5,230,554
	Advance Auto Parts, Inc.	Specialty Retail	1,338	74,834
a	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	36,126	3,714,475
	AES Corp.	Independent Power Producers & Energy Traders	14,718	223,714
	Aflac, Inc.	Insurance	12,042	924,223
	Agilent Technologies, Inc.	Life Sciences Tools & Services	6,690	748,076
a	agilon health, Inc.	Health Care Providers & Services	6,690	118,814
	Air Products & Chemicals, Inc.	Chemicals	4,906	1,390,360
a	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	9,366	1,285,109
a	Akamai Technologies, Inc.	IT Services	3,568	380,135
	Albemarle Corp.	Chemicals	2,676	455,027
	Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	8,920	202,930
	Alexandria Real Estate Equities, Inc.	Office REITs	3,568	357,157
a	Align Technology, Inc.	Health Care Equipment & Supplies	1,338	408,518
	Allegion PLC	Building Products	1,963	204,545
	Alliant Energy Corp.	Electric Utilities	5,798	280,913
	Allstate Corp.	Insurance	5,798	645,955
	Ally Financial, Inc.	Consumer Finance	6,690	178,489
a	Alnylam Pharmaceuticals, Inc.	Biotechnology	2,676	473,920
a	Alphabet, Inc., Class A	Interactive Media & Services	132,016	17,275,614
a	Alphabet, Inc., Class C	Interactive Media & Services	112,392	14,818,885
	Altria Group, Inc.	Tobacco	39,694	1,669,133
a	Amazon.com, Inc.	Broadline Retail	202,038	25,683,071
	Amcor PLC	Containers & Packaging	33,450	306,402
	Ameren Corp.	Multi-Utilities	5,798	433,864
	American Electric Power Co., Inc.	Electric Utilities	11,596	872,251
	American Express Co.	Consumer Finance	12,934	1,929,623
	American Financial Group, Inc.	Insurance	1,517	169,403
	American International Group, Inc.	Insurance	15,610	945,966

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	American Tower Corp.	Specialized REITs		10,258	$1,686,928
	American Water Works Co., Inc.	Water Utilities		4,460	552,282
	Ameriprise Financial, Inc.	Capital Markets		2,230	735,186
	AMETEK, Inc.	Electrical Equipment		5,352	790,812
	Amgen, Inc.	Biotechnology		12,042	3,236,408
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components		13,380	1,123,786
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment		11,150	1,952,253
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs	)	10,258	192,953
a	ANSYS, Inc.	Software		1,784	530,829
	Aon PLC, Class A	Insurance		4,460	1,446,021
	APA Corp.	Oil, Gas & Consumable Fuels		7,136	293,290
	Apollo Global Management, Inc.	Financial Services		9,812	880,725
	Apple, Inc.	Technology Hardware, Storage & Peripherals		326,918	55,971,631
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment		18,732	2,593,445
a	Aptiv PLC	Automobile Components		6,244	615,596
	Aramark	Hotels, Restaurants & Leisure		5,798	201,191
a	Arch Capital Group Ltd.	Insurance		8,028	639,912
	Archer-Daniels-Midland Co.	Food Products		12,042	908,208
a	Arista Networks, Inc.	Communications Equipment		5,798	1,066,426
	Arthur J Gallagher & Co.	Insurance		4,906	1,118,225
a	Aspen Technology, Inc.	Software		446	91,100
	AT&T, Inc.	Diversified Telecommunication Services		159,222	2,391,514
a	Atlassian Corp., Class A	Software		3,568	718,988
	Atmos Energy Corp.	Gas Utilities		3,122	330,713
a	Autodesk, Inc.	Software		4,906	1,015,100
	Automatic Data Processing, Inc.	Professional Services		8,920	2,145,974
a	AutoZone, Inc.	Specialty Retail		382	970,276
	AvalonBay Communities, Inc.	Residential REITs		3,122	536,172
	Avangrid, Inc.	Electric Utilities		1,338	40,367
a	Avantor, Inc.	Life Sciences Tools & Services		15,164	319,657
	Avery Dennison Corp.	Containers & Packaging		1,784	325,883
	Baker Hughes Co.	Energy Equipment & Services		22,746	803,389
	Ball Corp.	Containers & Packaging		7,136	355,230
	Bank of America Corp.	Banks		153,870	4,212,961
	Bank of New York Mellon Corp.	Capital Markets		17,394	741,854
	Bath & Body Works, Inc.	Specialty Retail		4,906	165,823
	Baxter International, Inc.	Health Care Equipment & Supplies		11,150	420,801
	Becton Dickinson & Co.	Health Care Equipment & Supplies		6,244	1,614,261
	Bentley Systems, Inc., Class B	Software		4,460	223,714
a	Berkshire Hathaway, Inc., Class B	Financial Services		40,586	14,217,276
	Best Buy Co., Inc.	Specialty Retail		4,460	309,836
a	Bill Holdings, Inc.	Software		2,230	242,111
a	Biogen, Inc.	Biotechnology		3,122	802,385
a	BioMarin Pharmaceutical, Inc.	Biotechnology		4,014	355,159
a	Bio-Rad Laboratories, Inc., Class A	Life Sciences Tools & Services		446	159,869
	Bio-Techne Corp.	Life Sciences Tools & Services		3,568	242,874
	BlackRock, Inc.	Capital Markets		3,127	2,021,574
	Blackstone, Inc.	Capital Markets		15,610	1,672,455
a	Block, Inc.	Financial Services		12,042	532,979
a	Boeing Co.	Aerospace & Defense		12,488	2,393,700
a	Booking Holdings, Inc.	Hotels, Restaurants & Leisure		785	2,420,901
	Booz Allen Hamilton Holding Corp.	Professional Services		3,122	341,141
	BorgWarner, Inc.	Automobile Components		5,352	216,060
	Boston Properties, Inc.	Office REITs		3,122	185,697
a	Boston Scientific Corp.	Health Care Equipment & Supplies		32,112	1,695,514
	Bristol-Myers Squibb Co.	Pharmaceuticals		46,384	2,692,127
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment		9,213	7,652,134

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Broadridge Financial Solutions, Inc.	Professional Services	2,676	$479,138
	Brown & Brown, Inc.	Insurance	5,352	373,784
	Brown-Forman Corp., Class A	Beverages	1,338	77,738
	Brown-Forman Corp., Class B	Beverages	4,014	231,568
	Bunge Ltd.	Food Products	3,122	337,956
a	Burlington Stores, Inc.	Specialty Retail	1,338	181,031
a	Cadence Design Systems, Inc.	Software	6,244	1,462,969
a	Caesars Entertainment, Inc.	Hotels, Restaurants & Leisure	4,906	227,393
	Camden Property Trust	Residential REITs	2,230	210,913
	Campbell Soup Co.	Food Products	4,460	183,217
	Capital One Financial Corp.	Consumer Finance	8,474	822,402
	Cardinal Health, Inc.	Health Care Providers & Services	5,798	503,382
	Carlyle Group, Inc.	Capital Markets	4,906	147,965
a	CarMax, Inc.	Specialty Retail	3,568	252,365
a	Carnival Corp.	Hotels, Restaurants & Leisure	22,300	305,956
	Carrier Global Corp.	Building Products	18,732	1,034,006
a	Catalent, Inc.	Pharmaceuticals	4,014	182,757
	Caterpillar, Inc.	Machinery	11,150	3,043,950
a	CBRE Group, Inc., Class A	Real Estate Management & Development	7,136	527,065
	CDW Corp.	Electronic Equipment, Instruments & Components	3,122	629,895
	Celanese Corp.	Chemicals	2,230	279,910
	Cencora, Inc.	Health Care Providers & Services	3,568	642,133
a	Centene Corp.	Health Care Providers & Services	12,042	829,453
	CenterPoint Energy, Inc.	Multi-Utilities	13,826	371,228
a	Ceridian HCM Holding, Inc.	Professional Services	3,568	242,089
	CF Industries Holdings, Inc.	Chemicals	4,460	382,400
	CH Robinson Worldwide, Inc.	Air Freight & Logistics	2,676	230,484
a	Charles River Laboratories International, Inc.	Life Sciences Tools & Services	892	174,814
	Charles Schwab Corp.	Capital Markets	33,004	1,811,920
a	Charter Communications, Inc., Class A	Media	2,230	980,799
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,352	888,218
	Chevron Corp.	Oil, Gas & Consumable Fuels	39,248	6,617,998
a	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	597	1,093,602
	Chubb Ltd.	Insurance	8,920	1,856,966
	Church & Dwight Co., Inc.	Household Products	5,352	490,404
	Cigna Group	Health Care Providers & Services	6,690	1,913,808
	Cincinnati Financial Corp.	Insurance	3,568	364,971
	Cintas Corp.	Commercial Services & Supplies	1,784	858,122
	Cisco Systems, Inc.	Communications Equipment	90,984	4,891,300
	Citigroup, Inc.	Banks	42,816	1,761,022
	Citizens Financial Group, Inc.	Banks	10,704	286,867
	Clorox Co.	Household Products	2,676	350,717
a	Cloudflare, Inc., Class A	IT Services	6,244	393,622
	CME Group, Inc.	Capital Markets	8,028	1,607,366
	CMS Energy Corp.	Multi-Utilities	6,690	355,306
	Coca-Cola Co.	Beverages	86,970	4,868,581
	Cognex Corp.	Electronic Equipment, Instruments & Components	4,014	170,354
	Cognizant Technology Solutions Corp., Class A .	IT Services	11,596	785,513
a	Coinbase Global, Inc., Class A	Capital Markets	3,568	267,885
	Colgate-Palmolive Co.	Household Products	18,286	1,300,317
	Comcast Corp., Class A	Media	91,430	4,054,006
	Conagra Brands, Inc.	Food Products	10,704	293,504
	ConocoPhillips	Oil, Gas & Consumable Fuels	26,760	3,205,848
	Consolidated Edison, Inc.	Multi-Utilities	7,761	663,798
	Constellation Brands, Inc., Class A	Beverages	3,568	896,745
	Constellation Energy Corp.	Electric Utilities	7,136	778,395
	Cooper Cos., Inc.	Health Care Equipment & Supplies	1,071	340,589

10	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Copart, Inc.	Commercial Services & Supplies	19,624	$845,598
	Corebridge Financial, Inc.	Financial Services	3,568	70,468
	Corning, Inc.	Electronic Equipment, Instruments & Components	16,948	516,406
	Corteva, Inc.	Chemicals	15,789	807,765
a	CoStar Group, Inc.	Real Estate Management & Development	9,366	720,152
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	9,812	5,543,387
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	17,394	470,508
a	Coupang, Inc.	Broadline Retail	25,422	432,174
a	Crowdstrike Holdings, Inc., Class A	Software	4,906	821,166
	Crown Castle, Inc.	Specialized REITs	9,812	902,998
	Crown Holdings, Inc.	Containers & Packaging	2,676	236,772
	CSX Corp.	Ground Transportation	45,492	1,398,879
	Cummins, Inc.	Machinery	3,122	713,252
	CVS Health Corp.	Health Care Providers & Services	28,544	1,992,942
	Danaher Corp.	Life Sciences Tools & Services	14,718	3,651,536
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,676	383,257
a	Datadog, Inc., Class A	Software	6,690	609,392
a	DaVita, Inc.	Health Care Providers & Services	1,338	126,481
	Deere & Co.	Machinery	6,244	2,356,361
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	5,798	399,482
	Delta Air Lines, Inc.	Passenger Airlines	14,272	528,064
	DENTSPLY SIRONA, Inc.	Health Care Equipment & Supplies	4,906	167,589
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	14,272	680,774
a	Dexcom, Inc.	Health Care Equipment & Supplies	8,653	807,325
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,014	621,688
	Digital Realty Trust, Inc.	Specialized REITs	6,690	809,624
	Discover Financial Services	Consumer Finance	5,798	502,281
a	DocuSign, Inc.	Software	4,460	187,320
	Dollar General Corp.	Consumer Staples Distribution & Retail	4,906	519,055
a	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,639	493,822
	Dominion Energy, Inc.	Multi-Utilities	18,732	836,758
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	892	337,881
a	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	6,690	531,654
	Dover Corp.	Machinery	3,122	435,550
	Dow, Inc.	Chemicals	15,789	814,081
	DR Horton, Inc.	Household Durables	6,690	718,974
	DTE Energy Co.	Multi-Utilities	4,460	442,789
	Duke Energy Corp.	Electric Utilities	16,948	1,495,830
	DuPont de Nemours, Inc.	Chemicals	10,258	765,144
a	Dynatrace, Inc.	Software	4,906	229,257
	East West Bancorp, Inc.	Banks	3,122	164,561
	Eastman Chemical Co.	Chemicals	2,676	205,303
	Eaton Corp. PLC	Electrical Equipment	8,920	1,902,458
	eBay, Inc.	Broadline Retail	12,042	530,932
	Ecolab, Inc.	Chemicals	5,798	982,181
	Edison International	Electric Utilities	8,474	536,319
a	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	13,380	926,966
	Electronic Arts, Inc.	Entertainment	5,352	644,381
	Elevance Health, Inc.	Health Care Providers & Services	5,352	2,330,368
	Eli Lilly & Co.	Pharmaceuticals	17,840	9,582,399
	Emerson Electric Co.	Electrical Equipment	12,934	1,249,036
a	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,122	375,108
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,301	309,997
	Entergy Corp.	Electric Utilities	4,906	453,805
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	12,934	1,639,514
a	EPAM Systems, Inc.	IT Services	1,338	342,113
	EQT Corp.	Oil, Gas & Consumable Fuels	8,028	325,776

franklintempleton.com	Semiannual Report	11

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Equifax, Inc.	Professional Services	2,676	$490,190
	Equinix, Inc.	Specialized REITs	2,081	1,511,347
	Equitable Holdings, Inc.	Financial Services	7,582	215,253
	Equity LifeStyle Properties, Inc.	Residential REITs	4,014	255,732
	Equity Residential	Residential REITs	7,582	445,139
	Essex Property Trust, Inc.	Residential REITs	1,338	283,776
	Estee Lauder Cos., Inc., Class A	Personal Care Products	4,906	709,162
a	Etsy, Inc.	Broadline Retail	2,676	172,816
	Everest Group Ltd.	Insurance	892	331,530
	Evergy, Inc.	Electric Utilities	4,906	248,734
	Eversource Energy	Electric Utilities	8,028	466,828
a	Exact Sciences Corp.	Biotechnology	4,014	273,835
	Exelon Corp.	Electric Utilities	22,300	842,717
a	Expedia Group, Inc.	Hotels, Restaurants & Leisure	3,301	340,234
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,568	409,000
	Extra Space Storage, Inc.	Specialized REITs	4,460	542,247
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	89,200	10,488,136
a	F5, Inc.	Communications Equipment	1,338	215,605
	FactSet Research Systems, Inc.	Capital Markets	892	390,036
a	Fair Isaac Corp.	Software	446	387,364
	Fastenal Co.	Trading Companies & Distributors	12,934	706,714
	Federal Realty Investment Trust	Retail REITs	1,784	161,684
	FedEx Corp.	Air Freight & Logistics	4,906	1,299,698
	Ferguson PLC	Trading Companies & Distributors	4,460	733,536
	Fidelity National Financial, Inc.	Insurance	6,244	257,877
	Fidelity National Information Services, Inc.	Financial Services	13,380	739,513
	Fifth Third Bancorp	Banks	15,164	384,104
a	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,230	360,346
	FirstEnergy Corp.	Electric Utilities	12,042	411,596
a	Fiserv, Inc.	Financial Services	13,380	1,511,405
a	FleetCor Technologies, Inc.	Financial Services	1,784	455,527
a	Flex Ltd.	Electronic Equipment, Instruments & Components	10,704	288,794
	FMC Corp.	Chemicals	2,676	179,212
	Ford Motor Co.	Automobiles	87,416	1,085,707
a	Fortinet, Inc.	Software	14,451	847,985
	Fortive Corp.	Machinery	8,028	595,356
	Fortune Brands Innovations, Inc.	Building Products	2,855	177,467
	Fox Corp., Class A	Media	5,798	180,898
	Fox Corp., Class B	Media	3,122	90,163
	Franklin Resources, Inc.	Capital Markets	6,244	153,478
	Freeport-McMoRan, Inc.	Metals & Mining	31,666	1,180,825
	Garmin Ltd.	Household Durables	3,568	375,354
a	Gartner, Inc.	IT Services	1,784	613,000
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	8,920	606,917
	Gen Digital, Inc.	Software	12,488	220,788
	General Dynamics Corp.	Aerospace & Defense	4,906	1,084,079
	General Electric Co.	Industrial Conglomerates	24,530	2,711,791
	General Mills, Inc.	Food Products	13,113	839,101
	General Motors Co.	Automobiles	31,220	1,029,323
	Genuine Parts Co.	Distributors	3,122	450,754
	Gilead Sciences, Inc.	Biotechnology	27,652	2,072,241
	Global Payments, Inc.	Financial Services	5,798	669,031
	Globe Life, Inc.	Insurance	1,963	213,437
a	GoDaddy, Inc., Class A	IT Services	3,568	265,745
	Goldman Sachs Group, Inc.	Capital Markets	7,136	2,308,995
	Halliburton Co.	Energy Equipment & Services	20,070	812,835
	Hartford Financial Services Group, Inc.	Insurance	7,136	506,014

12	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Hasbro, Inc.	Leisure Products	2,855	$188,830
	HCA Healthcare, Inc.	Health Care Providers & Services	4,460	1,097,071
	Healthpeak Properties, Inc.	Health Care REITs	11,596	212,903
	HEICO Corp.	Aerospace & Defense	892	144,442
	HEICO Corp., Class A	Aerospace & Defense	1,517	196,027
a	Henry Schein, Inc.	Health Care Providers & Services	3,122	231,808
	Hershey Co.	Food Products	3,122	624,650
	Hess Corp.	Oil, Gas & Consumable Fuels	6,244	955,332
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	28,544	495,809
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,798	870,744
a	Hologic, Inc.	Health Care Equipment & Supplies	5,352	371,429
	Home Depot, Inc.	Specialty Retail	22,300	6,738,168
	Honeywell International, Inc.	Industrial Conglomerates	14,718	2,719,003
a	Horizon Therapeutics PLC	Biotechnology	4,906	567,575
	Hormel Foods Corp.	Food Products	6,690	254,421
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	15,610	250,853
	Howmet Aerospace, Inc.	Aerospace & Defense	8,028	371,295
	HP, Inc.	Technology Hardware, Storage & Peripherals	19,178	492,875
	Hubbell, Inc., Class B	Electrical Equipment	1,338	419,343
a	HubSpot, Inc.	Software	1,071	527,467
	Humana, Inc.	Health Care Providers & Services	2,676	1,301,928
	Huntington Bancshares, Inc.	Banks	31,666	329,326
	Huntington Ingalls Industries, Inc.	Aerospace & Defense	892	182,485
	IDEX Corp.	Machinery	1,784	371,108
a	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,784	780,090
	Illinois Tool Works, Inc.	Machinery	6,244	1,438,056
a	Illumina, Inc.	Life Sciences Tools & Services	3,568	489,815
a	Incyte Corp.	Biotechnology	4,014	231,889
	Ingersoll Rand, Inc.	Machinery	8,920	568,382
a	Insulet Corp.	Health Care Equipment & Supplies	1,517	241,946
	Intel Corp.	Semiconductors & Semiconductor Equipment	94,106	3,345,468
	Intercontinental Exchange, Inc.	Capital Markets	12,934	1,422,999
	International Business Machines Corp.	IT Services	20,516	2,878,395
	International Flavors & Fragrances, Inc.	Chemicals	5,798	395,250
	International Paper Co.	Containers & Packaging	8,028	284,753
	Interpublic Group of Cos., Inc.	Media	8,474	242,865
	Intuit, Inc.	Software	6,244	3,190,309
a	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,028	2,346,504
	Invesco Ltd.	Capital Markets	10,258	148,946
	Invitation Homes, Inc.	Residential REITs	12,934	409,878
a	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,014	789,754
	Iron Mountain, Inc.	Specialized REITs	6,244	371,206
	J M Smucker Co.	Food Products	2,230	274,089
	Jack Henry & Associates, Inc.	Financial Services	1,784	269,634
	Jacobs Solutions, Inc.	Professional Services	2,676	365,274
a	Jazz Pharmaceuticals PLC	Pharmaceuticals	1,338	173,191
	JB Hunt Transport Services, Inc.	Ground Transportation	1,784	336,320
	Johnson & Johnson	Pharmaceuticals	53,520	8,335,740
	Johnson Controls International PLC	Building Products	15,164	806,876
	JPMorgan Chase & Co.	Banks	64,670	9,378,443
	Juniper Networks, Inc.	Communications Equipment	7,582	210,704
	Kellogg Co.	Food Products	5,798	345,039
	Keurig Dr Pepper, Inc.	Beverages	22,300	704,011
	KeyCorp	Banks	20,516	220,752
a	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,014	531,092
	Kimberly-Clark Corp.	Household Products	7,582	916,285
	Kimco Realty Corp.	Retail REITs	13,826	243,199

franklintempleton.com	Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	42,816	$709,889
	KKR & Co., Inc.	Capital Markets	14,272	879,155
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,122	1,431,937
	Kraft Heinz Co.	Food Products	18,286	615,141
	Kroger Co.	Consumer Staples Distribution & Retail	14,718	658,630
	L3Harris Technologies, Inc.	Aerospace & Defense	4,193	730,085
	Laboratory Corp. of America Holdings	Health Care Providers & Services	1,963	394,661
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,958	1,853,986
	Lamb Weston Holdings, Inc.	Food Products	3,122	288,660
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	7,315	335,320
	Lear Corp.	Automobile Components	1,338	179,560
	Leidos Holdings, Inc.	Professional Services	3,122	287,724
	Lennar Corp., Class A	Household Durables	5,798	650,710
	Lennar Corp., Class B	Household Durables	446	45,595
	Lennox International, Inc.	Building Products	625	234,025
a	Liberty Broadband Corp., Class A	Media	446	40,546
a	Liberty Broadband Corp., Class C	Media	2,676	244,372
a	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	446	25,217
a	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,460	277,858
a	Liberty Media Corp.-Liberty SiriusXM, Class A	Media	1,784	45,403
a	Liberty Media Corp.-Liberty SiriusXM, Class C	Media	3,568	90,841
	Linde PLC	Chemicals	10,883	4,052,285
a	Live Nation Entertainment, Inc.	Entertainment	3,122	259,251
	LKQ Corp.	Distributors	5,798	287,059
	Lockheed Martin Corp.	Aerospace & Defense	4,906	2,006,358
	Loews Corp.	Insurance	4,014	254,126
	Lowe’s Cos., Inc.	Specialty Retail	12,934	2,688,203
	LPL Financial Holdings, Inc.	Capital Markets	1,784	423,968
a,c	Lucid Group, Inc.	Automobiles	18,286	102,219
a	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,676	1,031,892
	LyondellBasell Industries NV, Class A	Chemicals	5,798	549,071
	M&T Bank Corp.	Banks	3,747	473,808
	Marathon Oil Corp.	Oil, Gas & Consumable Fuels	13,826	369,845
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,920	1,349,953
a	Markel Group, Inc.	Insurance	275	404,935
	MarketAxess Holdings, Inc.	Capital Markets	892	190,567
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,352	1,051,989
	Marsh & McLennan Cos., Inc.	Insurance	11,150	2,121,845
	Martin Marietta Materials, Inc.	Construction Materials	1,338	549,222
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	18,732	1,013,963
	Masco Corp.	Building Products	4,906	262,226
	Mastercard, Inc., Class A	Financial Services	18,286	7,239,610
a	Match Group, Inc.	Interactive Media & Services	6,244	244,609
	McCormick & Co., Inc.	Food Products	5,798	438,561
	McDonald’s Corp.	Hotels, Restaurants & Leisure	16,056	4,229,793
	McKesson Corp.	Health Care Providers & Services	3,122	1,357,602
	Medtronic PLC	Health Care Equipment & Supplies	29,436	2,306,605
	Merck & Co., Inc.	Pharmaceuticals	56,642	5,831,294
a	Meta Platforms, Inc., Class A	Interactive Media & Services	49,506	14,862,196
	MetLife, Inc.	Insurance	14,272	897,852
a	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	495	548,495
a	MGM Resorts International	Hotels, Restaurants & Leisure	6,244	229,529
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,042	939,878
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	24,530	1,668,776
	Microsoft Corp.	Software	165,020	52,105,065

14	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Mid-America Apartment Communities, Inc.	Residential REITs	2,676	$344,267
a	Moderna, Inc.	Biotechnology	7,582	783,145
a	Molina Healthcare, Inc.	Health Care Providers & Services	1,338	438,717
	Molson Coors Beverage Co., Class B	Beverages	4,014	255,250
	Mondelez International, Inc., Class A	Food Products	30,328	2,104,763
a	MongoDB, Inc.	IT Services	1,517	524,670
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	892	412,104
a	Monster Beverage Corp.	Beverages	16,948	897,397
	Moody’s Corp.	Capital Markets	3,568	1,128,095
	Morgan Stanley	Capital Markets	28,544	2,331,188
	Mosaic Co.	Chemicals	7,582	269,919
	Motorola Solutions, Inc.	Communications Equipment	3,568	971,352
	MSCI, Inc.	Capital Markets	1,784	915,335
	Nasdaq, Inc.	Capital Markets	7,582	368,409
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,906	372,267
a	Netflix, Inc.	Entertainment	9,812	3,705,011
a	Neurocrine Biosciences, Inc.	Biotechnology	2,230	250,875
	Newmont Corp.	Metals & Mining	17,394	642,708
	News Corp., Class A	Media	8,474	169,988
	News Corp., Class B	Media	2,676	55,848
	NextEra Energy, Inc.	Electric Utilities	44,600	2,555,134
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	27,206	2,601,438
	NiSource, Inc.	Multi-Utilities	8,920	220,146
	Norfolk Southern Corp.	Ground Transportation	5,085	1,001,389
	Northern Trust Corp.	Capital Markets	4,460	309,881
	Northrop Grumman Corp.	Aerospace & Defense	3,122	1,374,273
	NRG Energy, Inc.	Electric Utilities	5,352	206,159
	Nucor Corp.	Metals & Mining	5,352	836,785
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	54,858	23,862,681
a	NVR, Inc.	Household Durables	67	399,541
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	14,718	954,904
a	Okta, Inc.	IT Services	3,568	290,828
	Old Dominion Freight Line, Inc.	Ground Transportation	1,963	803,142
	Omnicom Group, Inc.	Media	4,460	332,181
a	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,812	912,025
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	12,922	819,642
	Oracle Corp.	Software	35,234	3,731,985
a	O’Reilly Automotive, Inc.	Specialty Retail	1,345	1,222,417
	Otis Worldwide Corp.	Machinery	9,366	752,183
	Owens Corning	Building Products	2,230	304,194
	PACCAR, Inc.	Machinery	11,596	985,892
	Packaging Corp. of America	Containers & Packaging	1,963	301,419
a	Palantir Technologies, Inc., Class A	Software	42,370	677,920
a	Palo Alto Networks, Inc.	Software	6,690	1,568,404
	Paramount Global, Class B	Media	11,150	143,835
	Parker-Hannifin Corp.	Machinery	2,855	1,112,080
	Paychex, Inc.	Professional Services	7,136	822,995
	Paycom Software, Inc.	Professional Services	1,071	277,678
a	Paylocity Holding Corp.	Professional Services	892	162,076
a	PayPal Holdings, Inc.	Financial Services	24,530	1,434,024
	Pentair PLC	Machinery	3,568	231,028
	PepsiCo, Inc.	Beverages	30,774	5,214,347
	Pfizer, Inc.	Pharmaceuticals	125,772	4,171,857
a	PG&E Corp.	Electric Utilities	46,830	755,368
	Philip Morris International, Inc.	Tobacco	34,342	3,179,382
	Phillips 66	Oil, Gas & Consumable Fuels	9,812	1,178,912
	Pinnacle West Capital Corp.	Electric Utilities	2,676	197,168

franklintempleton.com	Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Pinterest, Inc., Class A	Interactive Media & Services	13,380	$361,661
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	5,352	1,228,552
	PNC Financial Services Group, Inc.	Banks	8,920	1,095,108
	Pool Corp.	Distributors	892	317,641
	PPG Industries, Inc.	Chemicals	5,352	694,690
	PPL Corp.	Electric Utilities	16,056	378,279
	Principal Financial Group, Inc.	Insurance	5,085	366,476
	Procter & Gamble Co.	Household Products	52,628	7,676,320
	Progressive Corp.	Insurance	12,934	1,801,706
	Prologis, Inc.	Industrial REITs	20,516	2,302,100
	Prudential Financial, Inc.	Insurance	8,028	761,777
a	PTC, Inc.	Software	2,676	379,136
	Public Service Enterprise Group, Inc.	Multi-Utilities	11,150	634,546
	Public Storage	Specialized REITs	3,568	940,239
	PulteGroup, Inc.	Household Durables	4,906	363,289
a	Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,230	212,898
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	24,976	2,773,835
	Quanta Services, Inc.	Construction & Engineering	3,122	584,033
	Quest Diagnostics, Inc.	Health Care Providers & Services	2,230	271,748
	Raymond James Financial, Inc.	Capital Markets	4,014	403,126
	Realty Income Corp.	Retail REITs	16,056	801,837
	Regency Centers Corp.	Retail REITs	3,568	212,082
a	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,348	1,932,310
	Regions Financial Corp.	Banks	20,516	352,875
	Reinsurance Group of America, Inc.	Insurance	1,338	194,264
	Republic Services, Inc.	Commercial Services & Supplies	4,460	635,595
	ResMed, Inc.	Health Care Equipment & Supplies	3,122	461,650
	Revvity, Inc.	Life Sciences Tools & Services	2,676	296,233
a	Rivian Automotive, Inc., Class A	Automobiles	13,380	324,866
a	ROBLOX Corp., Class A	Entertainment	10,704	309,988
	Rockwell Automation, Inc.	Electrical Equipment	2,676	764,988
	Rollins, Inc.	Commercial Services & Supplies	5,352	199,790
	Roper Technologies, Inc.	Software	2,230	1,079,944
	Ross Stores, Inc.	Specialty Retail	7,582	856,387
a	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	4,906	452,039
	Royalty Pharma PLC, Class A	Pharmaceuticals	8,474	229,984
	RTX Corp.	Aerospace & Defense	32,558	2,343,199
	S&P Global, Inc.	Capital Markets	7,136	2,607,566
a	Salesforce, Inc.	Software	21,854	4,431,554
	SBA Communications Corp.	Specialized REITs	2,409	482,210
	Schlumberger NV	Energy Equipment & Services	31,666	1,846,128
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,460	294,137
a	Seagen, Inc.	Biotechnology	3,122	662,332
	SEI Investments Co.	Capital Markets	2,230	134,313
	Sempra	Multi-Utilities	13,826	940,583
a	ServiceNow, Inc.	Software	4,460	2,492,962
	Sherwin-Williams Co.	Chemicals	5,352	1,365,028
	Simon Property Group, Inc.	Retail REITs	7,136	770,902
c	Sirius XM Holdings, Inc.	Media	17,394	78,621
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,568	351,769
a	Snap, Inc., Class A	Interactive Media & Services	22,300	198,693
	Snap-on, Inc.	Machinery	1,338	341,270
a	Snowflake, Inc., Class A	IT Services	7,136	1,090,167
a	SolarEdge Technologies, Inc.	Semiconductors & Semiconductor Equipment	1,338	173,284
	Southern Co.	Electric Utilities	24,084	1,558,716
	Southern Copper Corp.	Metals & Mining	1,784	134,317
	Southwest Airlines Co.	Passenger Airlines	13,380	362,197

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Splunk, Inc.	Software	3,122	$456,592
	SS&C Technologies Holdings, Inc.	Professional Services	4,906	257,761
	Stanley Black & Decker, Inc.	Machinery	3,568	298,213
	Starbucks Corp.	Hotels, Restaurants & Leisure	25,422	2,320,266
	State Street Corp.	Capital Markets	7,136	477,827
	Steel Dynamics, Inc.	Metals & Mining	3,568	382,561
	STERIS PLC	Health Care Equipment & Supplies	2,230	489,307
	Stryker Corp.	Health Care Equipment & Supplies	7,582	2,071,933
	Sun Communities, Inc.	Residential REITs	2,676	316,678
	Synchrony Financial	Consumer Finance	9,812	299,953
a	Synopsys, Inc.	Software	3,301	1,515,060
	Sysco Corp.	Consumer Staples Distribution & Retail	11,150	736,457
	T Rowe Price Group, Inc.	Capital Markets	4,906	514,492
a	Take-Two Interactive Software, Inc.	Entertainment	3,568	500,912
	Tapestry, Inc.	Textiles, Apparel & Luxury Goods	4,906	141,047
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	4,906	420,542
	Target Corp.	Consumer Staples Distribution & Retail	10,258	1,134,227
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	7,136	881,510
a	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	1,071	437,589
	Teleflex, Inc.	Health Care Equipment & Supplies	1,071	210,355
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,568	358,441
a	Tesla, Inc.	Automobiles	61,392	15,361,506
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	20,070	3,191,331
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	118	215,180
	Textron, Inc.	Aerospace & Defense	4,460	348,504
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	8,605	4,355,593
	TJX Cos., Inc.	Specialty Retail	25,868	2,299,148
a	T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,596	1,624,020
	Tractor Supply Co.	Specialty Retail	2,409	489,147
a	Trade Desk, Inc., Class A	Media	9,812	766,808
	Trane Technologies PLC	Building Products	5,085	1,031,797
a	TransDigm Group, Inc.	Aerospace & Defense	1,222	1,030,305
	TransUnion	Professional Services	4,460	320,183
	Travelers Cos., Inc.	Insurance	4,906	801,199
a	Trimble, Inc.	Electronic Equipment, Instruments & Components	5,352	288,259
	Truist Financial Corp.	Banks	29,436	842,164
a	Twilio, Inc., Class A	IT Services	4,014	234,939
a	Tyler Technologies, Inc.	Software	892	344,437
	Tyson Foods, Inc., Class A	Food Products	6,244	315,260
	U.S. Bancorp	Banks	34,788	1,150,091
a	Uber Technologies, Inc.	Ground Transportation	45,046	2,071,666
	UDR, Inc.	Residential REITs	6,690	238,632
a	Ulta Beauty, Inc.	Specialty Retail	1,071	427,811
	Union Pacific Corp.	Ground Transportation	13,380	2,724,569
a	United Airlines Holdings, Inc.	Passenger Airlines	7,136	301,853
	United Parcel Service, Inc., Class B	Air Freight & Logistics	16,056	2,502,649
	United Rentals, Inc.	Trading Companies & Distributors	1,517	674,413
	UnitedHealth Group, Inc.	Health Care Providers & Services	20,516	10,343,962
a	Unity Software, Inc.	Software	5,352	167,999
	Universal Health Services, Inc., Class B	Health Care Providers & Services	1,338	168,227
	Vail Resorts, Inc.	Hotels, Restaurants & Leisure	892	197,926
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,582	1,074,445
a	Veeva Systems, Inc., Class A	Health Care Technology	3,122	635,171
	Ventas, Inc.	Health Care REITs	8,920	375,800
a	VeriSign, Inc.	IT Services	1,963	397,566
	Verisk Analytics, Inc.	Professional Services	3,122	737,541
	Verizon Communications, Inc.	Diversified Telecommunication Services	93,660	3,035,521

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Vertex Pharmaceuticals, Inc.	Biotechnology	5,798	$2,016,197
	VF Corp.	Textiles, Apparel & Luxury Goods	7,136	126,093
	Viatris, Inc.	Pharmaceuticals	26,760	263,854
	VICI Properties, Inc.	Specialized REITs	22,300	648,930
	Visa, Inc., Class A	Financial Services	35,680	8,206,757
	Vistra Corp.	Independent Power Producers & Energy Traders	7,582	251,571
a	VMware, Inc., Class A	Software	4,675	778,294
	Voya Financial, Inc.	Financial Services	2,230	148,183
	Vulcan Materials Co.	Construction Materials	3,122	630,706
	W R Berkley Corp.	Insurance	4,460	283,165
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	16,056	357,085
	Walmart, Inc.	Consumer Staples Distribution & Retail	31,666	5,064,343
a	Walt Disney Co.	Entertainment	40,586	3,289,495
	Waste Management, Inc.	Commercial Services & Supplies	8,207	1,251,075
a	Waters Corp.	Life Sciences Tools & Services	1,338	366,893
	Watsco, Inc.	Trading Companies & Distributors	892	336,926
	WEC Energy Group, Inc.	Multi-Utilities	7,136	574,805
	Wells Fargo & Co.	Banks	81,618	3,334,911
	Welltower, Inc.	Health Care REITs	11,596	949,944
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,784	669,375
a	Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,136	325,616
	Westinghouse Air Brake Technologies Corp.	Machinery	4,014	426,568
	Westlake Corp.	Chemicals	446	55,603
	Westrock Co.	Containers & Packaging	5,352	191,602
	Weyerhaeuser Co.	Specialized REITs	16,056	492,277
	Whirlpool Corp.	Household Durables	1,338	178,891
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	27,206	916,570
	Willis Towers Watson PLC	Insurance	2,409	503,385
a	Workday, Inc., Class A	Software	4,460	958,231
	WP Carey, Inc.	Diversified REITs	4,906	265,316
	WW Grainger, Inc.	Trading Companies & Distributors	892	617,121
	Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,230	206,074
	Xcel Energy, Inc.	Electric Utilities	12,488	714,563
	Xylem, Inc.	Machinery	5,352	487,193
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,244	780,125
a	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,071	253,324
a	Zillow Group, Inc., Class A	Real Estate Management & Development	1,338	59,929
a	Zillow Group, Inc., Class C	Real Estate Management & Development	3,568	164,699
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,639	520,589
	Zoetis, Inc.	Pharmaceuticals	10,258	1,784,687
a	Zoom Video Communications, Inc., Class A	Software	5,798	405,512
a	ZoomInfo Technologies, Inc., Class A	Interactive Media & Services	6,244	102,402
a	Zscaler, Inc.	Software	1,784	277,573

				830,208,772

	Total Common Stocks (Cost $786,745,603)			832,672,557

	Preferred Stock 0.0%†
	Russia 0.0%†
b	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

	Total Preferred Stocks (Cost $6,128)			—

	Total Investments before Short-Term Investments (Cost $786,751,731)			832,672,557

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
d,e	Institutional Fiduciary Trust - Money Market Portfolio, 5.15%	Money Market Funds	142,700	$142,700

	Total Short-Term Investments (Cost $142,700)			142,700

	Total Investments (Cost $786,894,431) 99.8%			832,815,257
	Other Assets, less Liabilities 0.2%			1,262,948

	Net Assets 100.0%			$834,078,205

† Rounds to less than 0.1% of net assets.

a Non-income producing.

b Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

c A portion or all of the security is on loan at September 30, 2023.

d The rate shown is the annualized seven-day effective yield at period end.

e See Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	4	$865,100	12/15/23	$(41,373)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 30.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

Franklin U.S. Equity Index ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$786,751,731
Cost – Non-controlled affiliates (Note 3c)	142,700
Value – Unaffiliated issuers+	$832,672,557
Value – Non-controlled affiliates (Note 3c)	142,700
Cash	778,651
Foreign currency, at value (cost $13)	13
Receivables:
Capital shares sold	5,610,368
Dividends	546,149
Investment securities sold	1,869
Deposits with brokers for:
Futures contracts	44,800

Total assets	839,797,107

Liabilities:
Payables:
Investment securities purchased	5,553,300
Management fees	20,543
Variation margin on futures contracts	2,359
Payable upon return of securities loaned	142,700

Total liabilities	5,718,902

Net assets, at value	$834,078,205

Net assets consist of:
Paid-in capital	$780,581,190
Total distributable earnings (loss)	53,497,015

Net assets, at value	$834,078,205

Shares outstanding	22,300,000

Net asset value per share	$37.40

+Includes securities loaned	135,580

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

Franklin U.S. Equity Index ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$6,057,440
Interest:
Unaffiliated issuers	8,637
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	5,903

Total investment income	6,071,980

Expenses:
Management fees (Note 3a)	117,057

Total expenses	117,057
Expenses waived/paid by affiliates (Note 3c)	(388)

Net expenses	116,669

Net investment income	5,955,311

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,519,867)
In-kind redemptions	9,427,415
Foreign currency transactions	2
Futures contracts	147,275

Net realized gain (loss)	8,054,825

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	24,863,005
Translation of other assets and liabilities denominated in foreign currencies	(12)
Futures contracts	(123,809)

Net change in unrealized appreciation (depreciation)	24,739,184

Net realized and unrealized gain (loss)	32,794,009

Net increase (decrease) in net assets resulting from operations	$38,749,320

[a]Foreign taxes withheld on dividends	$1,671

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin U.S. Equity Index ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$5,955,311	$6,113,251
Net realized gain	8,054,825	6,169,926
Net change in unrealized appreciation (depreciation)	24,739,184	18,153,895

Net increase (decrease) in net assets resulting from operations	38,749,320	30,437,072

Distributions to shareholders (Note 1f)	(5,614,229)	(5,371,807)

Capital share transactions: (Note 2)	119,030,430	640,833,384

Net increase (decrease) in net assets	152,165,521	665,898,649
Net assets:
Beginning of period	681,912,684	16,014,035

End of period	$834,078,205	$681,912,684

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual fund are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in

franklintempleton.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional

24	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other fund and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	4,200,000	$158,396,644	20,200,000	$693,370,004
Shares redeemed	(1,000,000)	(39,366,214)	(1,500,000)	(52,536,620)

Net increase (decrease)	3,200,000	$119,030,430	18,700,000	$640,833,384

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.03% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2023, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust – Money Market Portfolio, 5.15%	$266,830	$1,423,987	$(1,548,117)	$—	$—	$142,700	142,700	$5,903

d. Other Affiliated Transactions

At September 30, 2023, the shares of Franklin U.S. Equity Index ETF were owned by the following entities:

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin U.S. Equity Index ETF
Franklin Growth Allocation Fund	2,108,475	9.5%
Franklin 529 Portfolios	14,133,825	63.4%

	16,242,300	72.9%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

Year Ended March 31, 2023
Capital loss carryforwards not subject to expiration:
Long term	$74,246
Short term	1,439,455

Total capital loss carryforwards	$1,513,701

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$786,894,431

Unrealized appreciation	$84,255,650
Unrealized depreciation	(38,334,824)

Net unrealized appreciation (depreciation) .	$45,920,826

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, $14,352,371 and $12,188,558, respectively.

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, $156,740,972 and $38,985,644, respectively.

At September 30, 2023, in connection with securities lending transactions, Fund loaned investments and received cash collateral for Equity Investments are $142,700.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

7. Other Derivative Information

At September 30, 2023, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$41,373	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$147,275	Futures contracts	$(123,809)

For the period ended September 30, 2023, the average month end notional amount of futures contracts was $893,400.

See Note 1(c) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin U.S. Equity Index ETF (continued)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin U.S. Equity Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$832,672,557	$—	$—	[c]	$832,672,557
Short-Term Investments	142,700	—	—		142,700

Total Investments in Securities	$832,815,257	$—	$—		$832,815,257

Liabilities:
Other Financial Instruments:
Futures Contracts	$41,373	$—	$—		$41,373

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks.

cIncludes financial instruments determined to have no value.

9. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

REIT	Real Estate Investment Trust
SBA	Small Business Administration

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF

(Fund)

May 11, 2023 15(c) Meeting

At a meeting held on May 11, 2023 (May Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the May Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the May Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the May Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund, as well as the Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors (Factors).

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

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SHAREHOLDER INFORMATION

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap core funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median and in the 5th quintile (worst) of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board considered that it had approved changes to the Fund’s name, ticker, underlying index, investment universe, investment goal, and investment strategies, effective August 1, 2022, to reposition the Fund as a low-cost, market capitalization-weighted, index-based ETF investing in large- and mid-capitalization US stocks. Based on the foregoing, the Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of pure index exchange-traded funds, which included the Fund, two other multi-cap core funds and five large-cap core funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but the actual total expense ratio for the Fund was above the median of its Expense Group and in the fifth (most expensive) quintile. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 payments, (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that the Fund’s Management Rate was reduced from 0.35% to 0.03%, effective August 1, 2022. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

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SHAREHOLDER INFORMATION

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2022, the Fund’s net assets were approximately $602 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

September 7, 2023 Board Meeting

At a meeting held on September 7, 2023 (September Meeting), the Board reviewed and approved, on behalf of the Fund, a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC (Sub-Adviser) for an initial two-year period (New Sub-Advisory Agreement).

The Board reviewed and considered all information provided by the Manager and Sub-Adviser at the September Meeting with respect to the New Sub-Advisory Agreement and noted its review and consideration of the information it received in connection with the May Meeting. In particular, the Board reviewed and considered the factors it deemed relevant in approving the New Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board also considered that management proposed that the Board approve the New Sub-Advisory Agreement in order to facilitate portfolio management team continuity in light of the planned relocation of a co-portfolio manager of the Fund. The Board reviewed and further considered the form of New

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SHAREHOLDER INFORMATION

Sub-Advisory Agreement and the terms of the New Sub-Advisory Agreement, which were discussed at the September Meeting. The Board also considered the information regarding the investment sub-advisory fee to be charged by the Sub-Adviser. The Board determined that the conclusions it made at the May Meeting regarding the Fund’s Factors had not changed. The Board noted counsel’s legal analysis and conclusion that Fund shareholders would not be required to approve the New Sub-Advisory Agreement.

The Board, including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders. The Board also determined that the terms of the New Sub-Advisory Agreement are fair and reasonable. The Board noted that the Sub-Adviser is paid by the Manager out of the management fee it receives from the Fund and that the allocation of the fee between the Manager and Sub-Adviser reflects the services provided by each to the Fund. The Board concluded that the sub-advisory fee paid to the Sub-Adviser is reasonable.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board unanimously approved the New Sub-Advisory Agreement for an initial two-year period.

Liquidity Risk Management Program – Non-In-Kind ETFs

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

franklintempleton.com	Semiannual Report	35

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2023 Franklin Templeton Investments. All rights reserved.		USPX S 11/23

SEMIANNUAL REPORT
CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund

updates and documents, or to find helpful

financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

SEMIANNUAL REPORT

ClearBridge Sustainable Infrastructure ETF

This semiannual report for ClearBridge Sustainable Infrastructure ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks total return, consisting of capital appreciation and income, by normally investing at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in securities issued by companies that are engaged in the infrastructure business and that meet the sub-advisor’s sustainability and financial criteria at the time of investment, and other investments with similar economic characteristics.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of -11.36% based on market price and -10.95% based on net asset value (NAV). In comparison, the Fund’s primary benchmark, the FTSE Global Core Infrastructure 50/50 – Net Tax, which is comprised of equity securities of infrastructure companies as defined by FTSE Russell, posted a -0.98% cumulative total return for the same period.1 The Fund’s secondary benchmark, the OECD G7 CPI + 5.5%, which measures the change in the prices of consumer goods and services in G7 countries, posted a +4.76% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Electric Utilities	36.3%
Transportation Infrastructure	14.0%
Ground Transportation	12.9%
Water Utilities	11.3%
Multi-Utilities	7.5%
Independent Power Producers & Energy Traders	6.1%
Specialized REITs	4.6%
Construction & Engineering	3.4%
Diversified Telecommunication Services	2.4%

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
EDP - Energias de Portugal SA Electric Utilities, Portugal	4.3%
CSX Corp. Ground Transportation, United States	4.3%
Public Service Enterprise Group, Inc. Multi-Utilities, United States	4.1%
Terna - Rete Elettrica Nazionale Electric Utilities, Italy	4.0%
Getlink SE Transportation Infrastructure, France	3.9%
NextEra Energy, Inc. Electric Utilities, United States	3.8%
Hydro One Ltd. Electric Utilities, Canada	3.6%
Severn Trent PLC Water Utilities, United Kingdom	3.6%
American Water Works Co., Inc. Water Utilities, United States	3.5%
Ferrovial SE Construction & Engineering, Netherlands	3.4%

1. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Tax returns include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Top 10 Countries

9/30/23

% of Total Net Assets
United States	31.3%
United Kingdom	13.2%
Italy	10.0%
Japan	6.4%
Brazil	6.3%
Spain	6.2%
Canada	6.1%
Australia	5.4%
Portugal	4.3%
France	3.9%

Thank you for your participation in ClearBridge Sustainable Infrastructure ETF. We look forward to serving your future investment needs.

Charles Hamieh

Shane Hurst

Nick Langley

Portfolio Management Team

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/16/22), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-10.95%	-11.36%	-10.95%	-11.36%
Since Inception (12/14/22)	-10.17%	-10.29%	-10.17%	-10.29%

Distribution Rate[4]	30-Day Standardized Yield[5]
1.10%	2.92%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.252832

Total Annual Operating Expenses6

0.59%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation and possible loss of principal. Companies in the infrastructure industry may be subject to a variety of factors, including high interest costs, high degrees of leverage, effects of economic slowdowns, increased competition, and impact resulting from government and regulatory policies and practices. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Investments in energy-related master limited partnerships (MLPs) and midstream entities are subject to risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$890.50	$2.79	$1,022.05	$2.98	0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

ClearBridge Sustainable Infrastructure ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.22	$25.00

Income from investment operations[b]:

Net investment income[c]	0.86	0.13

Net realized and unrealized gains (losses)	(3.58)	0.09

Total from investment operations	(2.72)	0.22

Less distributions from net investment income	(0.25)	—

Net asset value, end of period	$22.25	$25.22

Total return[d]	(10.95)%	0.88%

Ratios to average net assets[e]

Total expenses	0.59%	0.59%

Net investment income	7.11%	1.82%

Supplemental data

Net assets, end of period (000’s)	$8,902	$2,522

Portfolio turnover rate[f]	14.94% [g]	6.33%	[g]

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.94%	6.33%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

		Industry	Shares	Value
	Common Stocks 98.5%
	Australia 5.4%
	Atlas Arteria Ltd.	Transportation Infrastructure	49,184	$175,541
	Transurban Group	Transportation Infrastructure	36,720	300,741

				476,282

	Brazil 6.3%
	Auren Energia SA	Independent Power Producers & Energy Traders	68,732	188,542
	CCR SA	Transportation Infrastructure	69,780	179,706
	Rumo SA	Ground Transportation	43,029	196,180

				564,428

	Canada 6.1%
	Brookfield Renewable Corp., Class A	Independent Power Producers & Energy Traders	9,255	221,565
a	Hydro One Ltd.	Electric Utilities	12,663	323,880

				545,445

	Denmark 2.0%
a	Orsted AS	Electric Utilities	3,249	177,645

	France 3.9%
	Getlink SE	Transportation Infrastructure	21,576	345,167

	Italy 10.0%
a	Enav SpA	Transportation Infrastructure	65,991	244,817
	Enel SpA	Electric Utilities	46,352	285,618
	Terna - Rete Elettrica Nazionale	Electric Utilities	47,127	355,657

				886,092

	Japan 6.4%
	Central Japan Railway Co.	Ground Transportation	9,880	240,669
	East Japan Railway Co.	Ground Transportation	1,631	93,504
	West Japan Railway Co.	Ground Transportation	5,768	239,069

				573,242

	Netherlands 3.4%
	Ferrovial SE	Construction & Engineering	9,816	301,076

	Portugal 4.3%
	EDP - Energias de Portugal SA	Electric Utilities	92,247	384,416

	Spain 6.2%
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	6,143	214,434
	Iberdrola SA	Electric Utilities	16,344	183,338
	Redeia Corp. SA	Electric Utilities	9,864	155,556

				553,328

	United Kingdom 13.2%
	National Grid PLC	Multi-Utilities	25,095	300,171
	Pennon Group PLC	Water Utilities	23,686	169,412
	Severn Trent PLC	Water Utilities	11,043	318,767
	SSE PLC	Electric Utilities	8,856	174,028
	United Utilities Group PLC	Water Utilities	18,032	208,689

				1,171,067

	United States 31.3%
	American Tower Corp.	Specialized REITs	1,479	243,222
	American Water Works Co., Inc.	Water Utilities	2,496	309,080
	Crown Castle, Inc.	Specialized REITs	1,759	161,881
	CSX Corp.	Ground Transportation	12,327	379,055
	Edison International	Electric Utilities	2,943	186,262
	Entergy Corp.	Electric Utilities	1,935	178,988

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Exelon Corp.	Electric Utilities	5,551	$209,772
	NextEra Energy Partners LP	Independent Power Producers & Energy Traders	4,549	135,105
	NextEra Energy, Inc.	Electric Utilities	5,895	337,725
b	PG&E Corp.	Electric Utilities	17,239	278,065
	Public Service Enterprise Group, Inc.	Multi-Utilities	6,496	369,687

				2,788,842

	Total Common Stocks (Cost $9,464,638)			8,767,030

	Total Investments before Short-Term Investments (Cost $9,464,638)			8,767,030

	Short-Term Investments 1.4%
	Money Market Funds 1.4%
	United States 1.4%
c	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 5.33%	Money Market Funds	124,284	124,284

	Total Short-Term Investments (Cost $124,284)			124,284

	Total Investments (Cost $9,588,922) 99.9%			8,891,314
	Other Assets, less Liabilities 0.1%			10,415

	Net Assets 100.0%			$8,901,729

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $960,776, representing 10.8% of net assets.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

See Abbreviations on page 18.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,588,922
Value – Unaffiliated issuers	$8,891,314
Foreign currency, at value (cost $2,311)	2,309
Receivables:
Dividends and interest	15,339
Investment securities sold	39,575

Total assets	8,948,537

Liabilities:
Payables:
Investment securities purchased	42,251
Management fees	4,557

Total liabilities	46,808

Net assets, at value	$8,901,729

Net assets consist of:
Paid-in capital	$9,478,408
Total distributable earnings (loss)	(576,679)

Net assets, at value	$8,901,729

Shares outstanding	400,000

Net asset value per share	$22.25

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$71,294
Interest:
Unaffiliated issuers	83,343

Total investment income	154,637

Expenses:
Management fees (Note 3a)	11,844

Total expenses	11,844

Net investment income	142,793

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,362)
Foreign currency transactions	(702)

Net realized gain (loss)	(7,064)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(709,114)
Translation of other assets and liabilities denominated in foreign currencies	68

Net change in unrealized appreciation (depreciation)	(709,046)

Net realized and unrealized gain (loss)	(716,110)

Net increase (decrease) in net assets resulting from operations	$(573,317)

[a]Foreign taxes withheld on dividends	$4,507

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

ClearBridge Sustainable Infrastructure ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$142,793	$13,193
Net realized loss	(7,064)	(2,808)
Net change in unrealized appreciation (depreciation)	(709,046)	11,536

Net increase (decrease) in net assets resulting from operations	(573,317)	21,921

Distributions to shareholders (Note 1e)	(25,283)	—

Capital share transactions: (Note 2)	6,978,408	2,500,000

Net increase (decrease) in net assets	6,379,808	2,521,921
Net assets:
Beginning of period	2,521,921	—

End of period	$8,901,729	$2,521,921

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the d ay that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual fund are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

During the period ended September 30, 2023, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2023		Period Ended March 31, 2023[a]

	Shares	Amount	Shares	Amount
Shares sold	300,000	$6,978,408	100,000	$2,500,000

Net increase (decrease)	300,000	$6,978,408	100,000	$2,500,000

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At September 30, 2023, the shares of ClearBridge Sustainable Infrastructure ETF were owned by the following entity:

Funds	Shares	Percentage of Outstanding Shares[a]

ClearBridge Sustainable Infrastructure ETF
Franklin Resources Inc.	50,000	12.5%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

Year Ended March 31, 2023
Capital loss carryforwards not subject to expiration:
Short term	$2,666

Total capital loss carryforwards	$2,666

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

Cost of investments	$9,588,922

Unrealized appreciation	$23,018
Unrealized depreciation	(720,626)

Net unrealized appreciation (depreciation) .	$(697,608)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of real estate investment trust shares.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, $1,211,301 and $650,164, respectively.

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, $6,428,478 and $-, respectively.

6. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,767,030	$—	$—	$8,767,030
Short-Term Investments	124,284	—	—	124,284

Total Investments in Securities	$8,891,314	$—	$—	$8,891,314

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common stocks.

7. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Liquidity Risk Management Program – In-Kind ETFs

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report ClearBridge Sustainable Infrastructure ETF

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
www.franklintempleton.com © 2023 Franklin Templeton Investments. All rights reserved.		INFR S 11/23

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Contents

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	2
BrandywineGLOBAL U.S. Fixed Income ETF	7
Financial Highlights and Schedule of Investments	11
Financial Statements	19
Notes to Financial Statements	22
Shareholder Information	29

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

This semiannual report for BrandywineGLOBAL - Dynamic US Large Cap Value ETF covers the period ended September 30, 2023. As approved by the Board of Trustees at a meeting held on November 18, 2022, the fiscal year-end for BrandywineGLOBAL - Dynamic US Large Cap Value ETF (the “Fund”) was changed to March 31, effective March 31, 2023. Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, BrandywineGLOBAL - Dynamic US Large Cap Value Fund, reorganized into this Fund (the “Reorganization”). The Fund has an identical investment goal and substantially similar investment strategies as the predecessor mutual fund.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by quantitatively investing in U.S. equities. The Portfolio Managers use proprietary quantitative models that evaluate multiple quantitative characteristics for each potential stock investment and apply specific rules to select stocks for investment based on these characteristics. The sub-advisor’s quantitative models seek to identify stocks that appear to have upside potential and relatively low downside risk relative to the Russell 1000® Value Index. The quantitative models analyze factors regarding a stock’s valuation and quality, as well as market sentiment toward a stock, to select stocks that may have the potential to outperform the Russell 1000® Value Index. Under normal market conditions, the Fund invests at least 80% of its net assets in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies or other instruments with similar economic characteristics.

Geographic Composition*

9/30/23

% of Total Net Assets
North America	98.2%
Short-Term Investments & Other Net Assets	1.8%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Oil, Gas & Consumable Fuels	16.3%
Insurance	12.5%
Ground Transportation	5.6%
Health Care Providers & Services	5.4%
Capital Markets	5.4%
Biotechnology	4.9%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Specialty Retail	3.6%
Media	3.3%

Performance Overview

During the six-month period under review the Fund posted cumulative total returns of +1.05% based on market price and +0.96% based on net asset value (NAV). In comparison, the Russell 1000® Value Index, which measures the performance of Russell 1000® Index companies with relatively lower forecasted growth rates, posted a +0.78% cumulative total return for the same period.1 Also in comparison, the Standard & Poor’s® 500 (S&P 500®), which is designed to measure total U.S. equity market performance, posted a +5.18% cumulative total return.1

You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 12.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
Cigna Group Health Care Providers & Services, United States	4.3%
Lockheed Martin Corp. Aerospace & Defense, United States	4.2%
ConocoPhillips Oil, Gas & Consumable Fuels, United States	3.7%
Gilead Sciences, Inc. Biotechnology, United States	3.6%
CSX Corp. Ground Transportation, United States	3.2%
Marathon Petroleum Corp. Oil, Gas & Consumable Fuels, United States	3.2%
Chevron Corp. Oil, Gas & Consumable Fuels, United States	2.9%
Pioneer Natural Resources Co. Oil, Gas & Consumable Fuels, United States	2.7%
Ameriprise Financial, Inc. Capital Markets, United States	2.5%
Aflac, Inc. Insurance, United States	2.3%

Thank you for your participation in BrandywineGLOBAL -Dynamic US Large Cap Value ETF. We look forward to serving your future investment needs.

Michael Fleisher

Lead Portfolio Manager

Henry Otto

Steven Tonkovich

Portfolio Management Team

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (October 31, 2022), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.96%	+1.05%	+0.96%	+1.05%
1-Year	+15.12%	+15.03%	+15.12%	+15.03%
3-Year	+41.93%	+41.81%	+12.38%	+12.35%
5-Year	+44.29%	+44.18%	+7.61%	+7.59%
10-Year	+150.76%	+150.57%	+9.63%	+9.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.49%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund (except as noted below). The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns.

The predecessor mutual fund was the successor to an unregistered private fund (the “predecessor private fund” and, together with the predecessor mutual fund, the “predecessor funds”), as described in greater detail below. Performance prior to October 31, 2014, is that of the predecessor private fund. Had the predecessor funds been structured as an ETF, their performance may have differed.

The performance prior to the predecessor mutual fund’s inception is that of the predecessor private fund. On October 31, 2014, the predecessor private fund transferred its assets to the predecessor mutual fund in exchange for the predecessor mutual fund’s Class IS shares. The investment policies, objectives, guidelines and restrictions of the predecessor mutual fund were in all material respects equivalent to those of the predecessor private fund. In addition, the predecessor private fund’s portfolio managers were the portfolio managers of the predecessor mutual fund. As a mutual fund registered under the Investment Company Act of 1940 (1940 Act), the predecessor mutual fund was subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (Code) to which the predecessor private fund was not subject. Had the predecessor private fund been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance could have been adversely affected, but these restrictions were not expected to have a material effect on the predecessor mutual fund’s investment program. The performance information for the predecessor private fund reflects the gross expenses of the predecessor private fund adjusted to reflect the higher fees and expenses of Class IS shares of the predecessor mutual fund. The performance is shown net of an annual management fee of 0.55% and other expenses of 0.10% which reflects the application of the predecessor mutual fund’s Class IS shares’ expense limitation agreement. If the expense limitation agreement were not applicable, expenses would have been higher and performance lower.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,009.60	$2.46	$1,022.55	$2.48	0.49%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

6	Semiannual Report	franklintempleton.com

BrandywineGLOBAL - U.S. Fixed Income ETF

This inaugural semiannual report for the Fund covers the shortened period between the Fund’s inception on, July 25, 2023, through September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. fixed income securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to U.S. fixed income securities. U.S. fixed income securities include debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and political sub-divisions; U.S. corporate debt securities, including debentures, bonds, bankers acceptances, convertible and non-convertible notes, commercial paper, certificates of deposits, and freely transferable promissory notes; mortgage-backed securities; and asset-backed securities.

Performance Overview

During the period since the Fund’s inception on July 25, 2023, through September 30, 2023, the Fund posted cumulative total returns of -5.62% based on market price and -5.78% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -5.00% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets
U.S. Government & Agency Securities	72.7%
Mortgage-Backed Securities	20.6%
Corporate Bonds & Notes	3.8%
Short-Term Investments & Other Net Assets	2.9%

Top 10 Holdings

9/30/23

Issue/Issuer	% of Total Net Assets
U.S. Treasury Bonds, 3.00%, 8/15/52	26.7%
U.S. Treasury Notes, 4.00%, 2/29/28	11.5%
U.S. Treasury Notes, 4.125%, 11/15/32	7.7%
U.S. Treasury Bonds, 2.875%, 5/15/52	7.3%
Government National Mortgage Association, 5.50%, 4/20/53	5.2%
Federal National Mortgage Association, 4.00%, 6/01/52	5.2%
Government National Mortgage Association, 5.50%, 5/20/53	5.2%
Federal National Mortgage Association, 5.50%, 1/01/53	4.4%
Government National Mortgage Association, 5.00%, 6/20/53	3.9%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/52	3.9%

Thank you for your participation in BrandywineGLOBAL -U.S. Fixed Income ETF. We look forward to serving your future investment needs.

Jack P. McIntyre, CFA

Anujeet Sareen, CFA

BrianL.Kloss,JD, CPA

Tracy Chen, CFA, CAIA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading July 27, 2023, the Fund’s NAV performance is used as a proxy for the Fund’s market price returns.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 17.

franklintempleton.com	Semiannual Report	7

BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (July 27, 2023), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (7/25/23)	-5.78%	-5.62%	-5.78%	-5.62%

Distribution Rate[4]	30-Day Standardized Yield[5]
0.38%	4.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

8	Semiannual Report	franklintempleton.com

BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.099298

Total Annual Operating Expenses6

0.39%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Active and frequent trading may increase a shareholder’s tax liability and transaction costs.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	9

BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 7/25/23	Ending Account Value 9/30/23	Expenses Paid During Period 7/25/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 7/25/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$942.20	$0.69	$1,023.05	$1.97	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 67/366 to reflect the one-half year period.

10	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023[a]	Year Ended September 30,
			2022	2021	2020	2019	2018

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.49	$11.36	$15.45	$11.49	$11.77	$13.04	$11.72

Income from investment operations[b]:

Net investment income[c]	0.12	0.14	0.17	0.19	0.20	0.22	0.17

Net realized and unrealized gains (losses)	(0.01)	1.49	(1.87)	4.44	0.02	(0.31)	1.51

Total from investment operations	0.11	1.63	(1.70)	4.63	0.22	(0.09)	1.68

Less distributions from:

Net investment income	—	(0.18)	(0.20)	(0.17)	(0.18)	(0.20)	(0.11)

Net realized gains	—	(1.32)	(2.19)	(0.50)	(0.32)	(0.98)	(0.25)

Total distributions	—	(1.50)	(2.39)	(0.67)	(0.50)	(1.18)	(0.36)

Net asset value, end of period	$11.60	$11.49	$11.36	$15.45	$11.49	$11.77	$13.04

Total return[d]	0.96%	14.03%[e]	(13.03)%	41.75%	1.66%	0.01%	14.51%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.49%	0.65%	0.67%	0.67%	0.71%[g]	0.72%[g]	0.72%[g]

Expenses net of waiver and payments by affiliates	0.49%	0.61%	0.65%	0.65%	0.65%[g]	0.65%[g]	0.65%[g]

Net investment income	2.08%	2.40%	1.24%	1.37%	1.75%	1.88%	1.37%

Supplemental data

Net assets, end of period (000’s)	$143,898	$158,053	$155,901	$207,109	$169,544	$167,688	$156,361

Portfolio turnover rate[h]	50.72%[i]	52.48%[i]	124.00%	83.00%	141.00%	126.00%	91.00%

[a] For the period October 1, 2022 through March 31, 2023.

[b] The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[c] Based on average daily shares outstanding.

[d] Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[e] The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[f] Ratios are annualized for periods less than one year.

[g] Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.

[h] Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[i] Portfolio turnover rate excluding cash creations was as follows:		46.03%	52.48%	—	—	—	—

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

	Country	Shares	Value

Common Stocks 98.2%
Aerospace & Defense 4.2%
Lockheed Martin Corp.	United States	14,674	$6,001,079

Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.	United States	10,937	942,004
Expeditors International of Washington, Inc.	United States	11,737	1,345,412

			2,287,416

Automobiles 0.1%
Harley-Davidson, Inc.	United States	4,217	139,414

Banks 1.2%
Huntington Bancshares, Inc.	United States	22,491	233,906
Regions Financial Corp.	United States	84,454	1,452,609

			1,686,515

Banks 1.5%
BOK Financial Corp.	United States	4,708	376,546
Commerce Bancshares, Inc.	United States	11,704	561,558
Cullen/Frost Bankers, Inc.	United States	5,642	514,607
Popular, Inc.	Puerto Rico	5,334	336,095
Synovus Financial Corp.	United States	11,253	312,833

			2,101,639

Biotechnology 4.9%
Amgen, Inc.	United States	7,035	1,890,726
Gilead Sciences, Inc.	United States	68,322	5,120,051

			7,010,777

Broadline Retail 0.0%†
Dillard’s, Inc., Class A	United States	210	69,470
Building Products 2.0%[a] Builders FirstSource, Inc.	United States	18,984	2,363,318
Fortune Brands Innovations, Inc.	United States	8,564	532,338

			2,895,656

Capital Markets 5.4%
Affiliated Managers Group, Inc.	United States	2,846	370,948
Ameriprise Financial, Inc.	United States	10,808	3,563,181
Charles Schwab Corp.	United States	53,295	2,925,895
Evercore, Inc., Class A	United States	2,186	301,406
Jefferies Financial Group, Inc.	United States	15,558	569,890

			7,731,320

Chemicals 2.7%
Ashland, Inc.	United States	1,920	156,826
Chemours Co.	United States	8,588	240,893
Eastman Chemical Co.	United States	8,732	669,919
LyondellBasell Industries NV, Class A	United States	24,049	2,277,440
Olin Corp.	United States	12,327	616,104

			3,961,182

Communications Equipment 1.1%
Cisco Systems, Inc.	United States	30,676	1,649,142

Construction Materials 0.5%
Eagle Materials, Inc.	United States	4,521	752,837

Consumer Finance 2.3%
Discover Financial Services	United States	17,666	1,530,406
OneMain Holdings, Inc.	United States	9,262	371,314

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Consumer Finance (continued)
	Synchrony Financial	United States	44,962	$1,374,488

				3,276,208

	Consumer Staples Distribution & Retail 1.5%
	Kroger Co.	United States	13,943	623,949
	Walmart, Inc.	United States	9,853	1,575,791

				2,199,740

	Containers & Packaging 1.9%
	Amcor PLC	United States	125,827	1,152,575
	Berry Global Group, Inc.	United States	9,538	590,498
	Packaging Corp. of America	United States	6,166	946,789

				2,689,862

	Distributors 1.2%
	LKQ Corp.	United States	34,605	1,713,294

	Diversified Consumer Services 0.7%
	Service Corp. International	United States	18,810	1,074,803

	Electric Utilities 1.5%
	Exelon Corp.	United States	46,775	1,767,627
	NextEra Energy, Inc.	United States	6,576	376,739

				2,144,366

	Electrical Equipment 0.3%
	Acuity Brands, Inc.	United States	2,385	406,189

	Electronic Equipment, Instruments & Components 0.6%
a	Arrow Electronics, Inc.	United States	5,846	732,153
a	Insight Enterprises, Inc.	United States	600	87,300

				819,453

	Entertainment 0.5%
a	Walt Disney Co.	United States	8,305	673,120

	Financial Services 1.1%
	Equitable Holdings, Inc.	United States	20,303	576,402
	Essent Group Ltd.	United States	8,646	408,870
	MGIC Investment Corp.	United States	19,164	319,847
	Voya Financial, Inc.	United States	3,820	253,839

				1,558,958

	Food Products 2.4%
	Archer-Daniels-Midland Co.	United States	14,210	1,071,718
	General Mills, Inc.	United States	26,732	1,710,581
	Ingredion, Inc.	United States	3,416	336,135
	Mondelez International, Inc., Class A	United States	5,263	365,252

				3,483,686

	Ground Transportation 5.6%
	CSX Corp.	United States	151,783	4,667,327
	Norfolk Southern Corp.	United States	16,611	3,271,204
	Ryder System, Inc.	United States	770	82,352

				8,020,883

	Health Care Providers & Services 5.4%
	Cigna Group	United States	21,427	6,129,622
	Quest Diagnostics, Inc.	United States	13,205	1,609,161

				7,738,783

franklintempleton.com	Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure 1.0%
	Boyd Gaming Corp.	United States	6,923	$421,126
a	MGM Resorts International	United States	18,932	695,940
	Wyndham Hotels & Resorts, Inc.	United States	5,312	369,397

				1,486,463

	Household Durables 0.1%
a	Taylor Morrison Home Corp.	United States	3,590	152,970

	Household Products 1.0%
	Procter & Gamble Co.	United States	10,190	1,486,313

	Industrial Conglomerates 1.8%
	General Electric Co.	United States	23,480	2,595,714

	Insurance 12.5%
	Aflac, Inc.	United States	43,739	3,356,968
	American Financial Group, Inc.	United States	5,914	660,416
	American International Group, Inc.	United States	52,768	3,197,741
	CNA Financial Corp.	United States	17,174	675,797
	Fidelity National Financial, Inc.	United States	18,968	783,378
	Globe Life, Inc.	United States	5,165	561,591
	Hartford Financial Services Group, Inc.	United States	22,291	1,580,655
	MetLife, Inc.	United States	28,640	1,801,742
	Old Republic International Corp.	United States	21,273	573,095
	Primerica, Inc.	United States	1,288	249,885
	Principal Financial Group, Inc.	United States	17,516	1,262,378
	RLI Corp.	United States	1,760	239,166
	Travelers Cos., Inc.	United States	14,850	2,425,154
	Unum Group	United States	13,614	669,673

				18,037,639

	Leisure Products 0.1%
	Brunswick Corp.	United States	1,190	94,010

	Media 3.3%
a	Charter Communications, Inc., Class A	United States	3,960	1,741,687
	Interpublic Group of Cos., Inc.	United States	17,595	504,273
	Nexstar Media Group, Inc.	United States	4,587	657,638
	Omnicom Group, Inc.	United States	24,696	1,839,358

				4,742,956

	Metals & Mining 2.7%
	Nucor Corp.	United States	14,364	2,245,812
	Reliance Steel & Aluminum Co.	United States	1,000	262,230
	Steel Dynamics, Inc.	United States	9,615	1,030,920
	U.S. Steel Corp.	United States	10,205	331,458

				3,870,420

	Oil, Gas & Consumable Fuels 16.3%
	Chevron Corp.	United States	24,939	4,205,214
	Civitas Resources, Inc.	United States	1,600	129,392
	ConocoPhillips	United States	43,974	5,268,085
	Coterra Energy, Inc., Class A	United States	35,350	956,218
	Exxon Mobil Corp.	United States	6,824	802,366
	HF Sinclair Corp.	United States	3,140	178,760
	Marathon Oil Corp.	United States	37,548	1,004,409
	Marathon Petroleum Corp.	United States	30,076	4,551,702
	ONEOK, Inc.	United States	7,700	488,411
	Pioneer Natural Resources Co.	United States	17,276	3,965,706

14	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	Valero Energy Corp.	United States	13,290	$1,883,326

				23,433,589

	Paper & Forest Products 0.2%
	Louisiana-Pacific Corp.	United States	4,782	264,301

	Pharmaceuticals 4.7%
	Bristol-Myers Squibb Co.	United States	35,071	2,035,521
	Johnson & Johnson	United States	12,559	1,956,064
	Merck & Co., Inc.	United States	6,609	680,396
	Pfizer, Inc.	United States	54,939	1,822,327
	Viatris, Inc.	United States	31,960	315,126

				6,809,434

	Semiconductors & Semiconductor Equipment 0.3%
	Teradyne, Inc.	United States	4,052	407,064

	Specialty Retail 3.5%
a	AutoNation, Inc.	United States	6,838	1,035,273
	Best Buy Co., Inc.	United States	21,183	1,471,583
	Murphy USA, Inc.	United States	2,743	937,365
	Penske Automotive Group, Inc.	United States	8,633	1,442,229
a	RH	United States	869	229,729

				5,116,179

	Textiles, Apparel & Luxury Goods 0.5%
	Ralph Lauren Corp.	United States	690	80,102
	Tapestry, Inc.	United States	21,586	620,598

				700,700

	Total Common Stocks (Cost $137,393,677)			141,283,544

	Total Investments before Short-Term Investments (Cost $137,393,677)			141,283,544

	Short-Term Investments 1.7%
	Money Market Funds 1.7%
b	State Street Institutional U.S. Government Money Market Fund, 5.30%	United States	2,536,354	2,536,354

	Total Short-Term Investments (Cost $2,536,354)			2,536,354

	Total Investments (Cost $139,930,031) 99.9%			143,819,898
	Other Assets, less Liabilities 0.1%			78,119

	Net Assets 100.0%			$143,898,017

† Rounds to less than 0.1% of net assets.

a Non-income producing.

b The rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

BrandywineGLOBAL - U.S. Fixed Income ETF

Period Ended September 30, 2023[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[a]:

Net investment income[b]	0.19

Net realized and unrealized gains (losses)	(1.63)

Total from investment operations	(1.44)

Less distributions from net investment income	(0.10)

Net asset value, end of period	$23.46

Total return[c]	(5.78)%

Ratios to average net assets[d]

Total expenses	0.39%

Net investment income	4.22%

Supplemental data

Net assets, end of period (000’s)	$11,732

Portfolio turnover rate[e]	8.36% [f]

bFor the period July 25, 2023 (commencement of operations) to September 30, 2023.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period

dRatios are annualized for periods less than one year

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	8.36%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

BrandywineGLOBAL - U.S. Fixed Income ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 3.8%
	Financial Services 0.8%
	Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	$96,474

	IT Services 0.6%
a	Dell International LLC/EMC Corp., 3.375%, 12/15/41	United States	100,000	67,232

	Oil & Gas 1.6%
	Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	32,936
	Diamondback Energy, Inc., 6.25%, 3/15/33	United States	120,000	120,134
	Hess Corp.,
	7.875%, 10/01/29	United States	10,000	10,850
	7.30%, 8/15/31	United States	20,000	21,217

				185,137

	Real Estate Investment Trusts (REITs) 0.8%
	Equinix, Inc., 2.50%, 5/15/31	United States	120,000	93,772

	Total Corporate Bonds & Notes (Cost $459,791)			442,615

	U.S. Government & Agency Securities 72.7%
	Government National Mortgage Association,
	5.00%, 2/20/53	United States	439,762	417,373
	5.00%, 6/20/53	United States	486,991	461,888
	5.50%, 4/20/53	United States	629,886	611,858
	5.50%, 5/20/53	United States	623,864	605,995
	6.00%, 8/20/53	United States	199,540	197,921
	U.S. Treasury Bonds,
	2.875%, 5/15/52	United States	1,200,000	851,109
	3.00%, 8/15/52	United States	4,300,000	3,134,465
	U.S. Treasury Notes,
	4.00%, 2/29/28	United States	1,390,000	1,354,218
	4.125%, 11/15/32	United States	930,000	897,087

	Total U.S. Government & Agency Securities (Cost $9,209,239)			8,531,914

	Mortgage-Backed Securities 20.6%
	Fannie Mae 7.4%
	Federal Home Loan Mortgage Corp.,
	4.50%, 10/1/52	United States	498,054	457,795
	5.50%, 12/1/52	United States	429,396	415,631

				873,426

	Freddie Mac 13.2%
	Federal National Mortgage Association,
	4.00%, 6/1/52	United States	682,954	609,048
	5.50%, 11/1/52	United States	442,863	418,412
	5.50%, 12/1/53	United States	533,560	516,455

				1,543,915

	Total Mortgage-Backed Securities (Cost $2,510,298)			2,417,341

	Total Investments before Short-Term Investments (Cost $12,179,328)			11,391,870

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - U.S. Fixed Income ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 2.3%
	Money Market Funds 2.3%
b	State Street Institutional U.S. Government Money Market Fund, 5.30%	United States	268,765	$268,765

	Total Short-Term Investments (Cost $268,765)			268,765

	Total Investments (Cost $12,448,093) 99.4%			11,660,635
	Other Assets, less Liabilities 0.6%			71,516

	Net Assets 100.0%			$11,732,151

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $67,232, representing 0.6% of net assets.

bThe rate shown is the annualized seven-day effective yield at period end.

See Abbreviations on page 28.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$139,930,031	$12,448,093
Value – Unaffiliated issuers	$143,819,898	$11,660,635
Receivables:
Dividends and interest	160,424	75,354

Total assets	143,980,322	11,735,989

Liabilities:
Payables:
Management fees	58,879	3,838
Accrued expenses and other liabilities	23,426	—

Total liabilities	82,305	3,838

Net assets, at value	$143,898,017	$11,732,151

Net assets consist of:
Paid-in capital	$142,232,252	$12,500,000
Total distributable earnings (loss)	1,665,765	(767,849)

Net assets, at value	$143,898,017	$11,732,151

Shares outstanding	12,402,953	500,000

Net asset value per share	$11.60	$23.46

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF		BrandywineGLOBAL - U.S. Fixed Income ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023†	Period Ended September 30, 2023[b] (unaudited)

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 1,914,691	$ 2,432,774	$ —
Interest:
Unaffiliated issuers	56,366	101,330	102,290

Total investment income	1,971,057	2,534,104	102,290

Expenses:
Management fees (Note 3a)	375,220	498,408	8,656
Transfer agent fees	—	2,847	—
Custodian fees	—	83	—
Fund accounting fees	—	5,782	—
Reports to shareholders	—	1,492	—
Distribution and service fees	—	2,561	—
Registration and filing fees	—	27,037	—
Professional fees	—	2,886	—
Trustee fees	—	723	—
Other	—	1,855	—

Total expenses	375,220	543,674	8,656

Expenses waived/paid by affiliates (Note 3c)	—	(27,988)	—

Net expenses	375,220	515,686	8,656

Net investment income	1,595,837	2,018,418	93,634

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,275,786)	(327,510)	(24,376)
In-kind redemptions	2,837,563	11,162,020	—

Net realized gain (loss)	(438,223)	10,834,510	(24,376)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	746,054	11,214,241	(787,458)

Net change in unrealized appreciation (depreciation)	746,054	11,214,241	(787,458)

Net realized and unrealized gain (loss)	307,831	22,048,751	(811,834)

Net increase (decrease) in net assets resulting from operations	$ 1,903,668	$ 24,067,169	$ (718,200)

[a]Foreign taxes withheld on dividends	$614	$584	$—

†For the period October 1, 2022 through March 31, 2023.

bFor the period July 25, 2023 (commencement of operations) to September 30, 2023.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF			BrandywineGLOBAL - U.S. Fixed Income ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023a,†	Year ended September 30, 2022	Six Months Ended September 30, 2023[b] (unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,595,837	$2,018,418	$2,805,869	$93,634
Net realized gain (loss)	(438,223)	10,834,510	16,810,000	(24,376)
Net change in unrealized appreciation (depreciation)	746,054	11,214,241	(49,039,398)	(787,458)

Total Operations:	1,903,668	24,067,169	(29,423,529)	(718,200)

Distributions to shareholders (Note 1e)	—	(20,520,894)	(35,713,355)	(49,649)

Capital share transactions: (Note 2)	(16,058,392)	(26,987,678)	20,691,101	12,500,000

Net increase (decrease) in net assets	(14,154,724)	(23,441,403)	(44,445,783)	11,732,151
Net assets:
Beginning of period	158,052,741	181,494,144	225,939,927	—

End of period	$143,898,017	$158,052,741	$181,494,144	$11,732,151

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, BrandywineGLOBAL - Dynamic US Large Cap Value Fund, reorganized into this Fund (the “Reorganization”).

†For the period October 1, 2022 through March 31, 2023.

bFor the period July 25, 2023 (commencement of operations) to September 30, 2023.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.

The Fund adopted the performance of the BrandywineGLOBAL—Dynamic US Large Cap Value Fund (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the fund (the Reorganization) that was effective after the market close on October 28, 2022. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares.

Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.

Effective July 25, 2023, the Trust began offering shares of BrandywineGlobal—U.S. Fixed Income ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, income and expense items denominated in foreign currencies are translated into U.S. dollar based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

c. Derivative Financial Instruments

During the period ended September 30, 2023, the Funds did not invest in derivative instruments.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Compensating Balance Arrangements

Prior to the reorganization, the predecessor mutual fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF

	Six Months Ended September 30, 2023		Period Ended March 31, 2023[a,b]		Year Ended September 30, 2022

	Shares	Amount	Shares	Amount	Shares	Amount
Capital Transactions
Shares sold	750,000	8,572,687	7,044,346	85,629,495	2,776,923	37,193,756
Shares reinvested	—	—	—	—	2,460,970	32,443,766
Shares redeemed	(2,100,000)	(24,631,079)	(7,016,304)	(85,983,005)	(4,915,352)	(63,639,979)

Net increase (decrease)	(1,350,000)	(16,058,392)	28,042	(353,510)	322,541	5,997,543

Class A
Shares sold	—	—	47	578	572,314	7,684,930
Shares reinvested	—	—	—	—	119,096	1,561,866
Shares redeemed	—	—	(953,559)	(11,206,733)	(355,767)	(4,762,733)

Net increase (decrease)	—	—	(953,512)	(11,206,155)	335,643	4,484,063

Class C
Shares sold	—	—	—	—	309,819	4,097,721
Shares reinvested	—	—	—	—	9,369	116,930
Shares redeemed	—	—	(298,070)	(3,444,751)	(67,396)	(826,386)

Net increase (decrease)	—	—	(298,070)	(3,444,751)	251,792	3,388,265

Class R
Shares sold	—	—	—	—	15,030	231,122
Shares reinvested	—	—	—	—	3,026	39,820
Shares redeemed	—	—	(19,625)	(226,287)	(9,309)	(126,785)

Net increase (decrease)	—	—	(19,625)	(226,287)	8,747	144,157

Class I
Shares sold	—	—	—	—	810,734	11,306,052
Shares reinvested	—	—	—	—	114,799	1,506,308
Shares redeemed	—	—	(996,323)	(11,756,975)	(477,495)	(6,135,287)

Net increase (decrease)	—	—	(996,323)	(11,756,975)	448,038	6,677,073

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	BrandywineGLOBAL - U.S. Fixed Income ETF[c]

	Period Ended September 30, 2023

	Shares	Amount
Shares sold	500,001	$12,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	500,000	$12,500,000

a Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, BrandywineGLOBAL - Dynamic US Large Cap Value Fund, reorganized into this Fund (the “Reorganization”). The predecessor mutual fund’s Class IS Shares’ performance and financial history have been adopted by BrandywineGLOBAL - Dynamic US Large Cap Value ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class IS Shares. Shares of the other classes of the predecessor mutual fund were converted into Class IS Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class IS Shares is included under “Shares sold”.

b Shares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares redeemed”.

c For the period July 25, 2023 (commencement of operations) to September 30, 2023.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative Manager
Franklin Distributors, LLC (Distributors)	Principal Underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	0.49%
BrandywineGLOBAL - U.S. Fixed Income ETF	0.39%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At September 30, 2023, the shares of the Fund is owned by the following entity.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

BrandywineGLOBAL - U.S. Fixed Income ETF
Franklin Resources Inc.	100,000	20.0%

a Investment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2023, there were no capital loss carryforwards.

At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of investments	$139,930,031	$12,448,093

Unrealized appreciation	$ 10,236,910	$ —
Unrealized depreciation	(6,347,043)	(787,458)

Net unrealized appreciation (depreciation)	$ 3,889,867	$ (787,458)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Purchases	$77,424,717	$13,183,528
Sales	$68,918,074	$984,164

6. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$141,283,544	$—	$—	$141,283,544
Short-Term Investments	2,536,354	—	—	2,536,354

Total Investments in Securities	$143,819,898	$—	$—	$143,819,898

BrandywineGLOBAL - U.S. Fixed Income ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$442,615	$—	$442,615
Mortgage-Backed Securities	—	2,417,341	—	2,417,341
U.S. Government & Agency Securities	—	8,531,914	—	8,531,914
Short-Term Investments	268,765	—	—	268,765

Total Investments in Securities	$268,765	$11,391,870	$—	$11,660,635

a For detailed categories, see the accompanying Schedules of Investments.

b Includes common stocks.

7. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted Management has elected to early adopt the provisions.

8. Subsequent Events

The Funds has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

BrandywineGLOBAL – U.S. Fixed Income ETF

(Fund)

At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust; and (ii) an investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BrandywineGlobal), on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAV and BrandywineGlobal are each referred to herein as a Manager.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting. The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the applicable Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the applicable Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data

franklintempleton.com	Semiannual Report	29

is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five core bond funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were above the median of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that BrandywineGlobal would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and BrandywineGlobal reflected the services provided by BrandywineGlobal to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to BrandywineGlobal are reasonable.

Profitability

The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.

Liquidity Risk Management Program – In-Kind ETFs

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity

30	Semiannual Report	franklintempleton.com

Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at

franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report BrandywineGLOBAL – ETFs

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc. Subadvisor Brandywine Global Investment Management, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2023 Franklin Templeton Investments. All rights reserved.		BWETF S 11/23

SEMIANNUAL REPORT
Martin Currie Sustainable International Equity ETF September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund

updates and documents, or to find helpful

financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

Martin Currie Sustainable International Equity ETF

This semiannual report for Martin Currie Sustainable International Equity ETF covers the period ended September 30, 2023. As approved by the Board of Trustees at a meeting held on November 18, 2022, the fiscal year-end for Martin Currie Sustainable International Equity ETF (the “Fund”) was changed to March 31.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the sub-advisor’s environmental, social and governance (ESG) criteria for the Fund. Subject to the ESG criteria, the Fund is generally unconstrained by any particular sector, geography or market capitalization.

Geographic Composition*

9/30/23

% of Total Net Assets
Europe	71.2%
North America	16.8%
Asia	6.6%
Australia & New Zealand	4.0%
Other Net Assets	1.4%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Semiconductors & Semiconductor Equipment	11.2%
Chemicals	10.5%
Building Products	10.0%
Life Sciences Tools & Services	9.5%
Textiles, Apparel & Luxury Goods	8.9%
Health Care Equipment & Supplies	8.6%
Software	6.5%
Automobiles	6.1%
Machinery	5.4%
Personal Care Products	5.1%

Performance Overview

During the six-month period under review, the Fund posted cumulative total returns of -13.94% based on market price and -13.53% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index-NR posted a -1.43% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar. The index is unmanaged and include reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	8.7%
Linde PLC Chemicals, United States	6.9%
Ferrari NV Automobiles, Italy	6.1%
Moncler SpA Textiles, Apparel & Luxury Goods, Italy	5.5%
Atlas Copco AB, Class A Machinery, Sweden	5.4%
Mettler-Toledo International, Inc. Life Sciences Tools & Services, United States	5.3%
Kingspan Group PLC Building Products, Ireland	5.3%
L’Oreal SA Personal Care Products, France	5.1%
Dassault Systemes SE Software, France	4.8%
Assa Abloy AB, Class B Building Products, Sweden	4.7%

Top 10 Countries

9/30/23

% of Total Net Assets
United States	16.8%
France	16.0%
Sweden	14.8%
Netherlands	12.9%
Italy	11.6%
Ireland	5.3%
United Kingdom	4.9%
Australia	4.0%
Denmark	4.0%
Hong Kong	3.7%

Thank you for your participation in Martin Currie Sustainable International Equity ETF. We look forward to serving your future investment needs.

Zehrid Osmani

Lead Portfolio Manager

Ken Hughes, CFA

Portfolio Manager

CFA® is a trademark owned by CFA Institute.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from the Fund’s inception (October 28, 2022) to the first day of secondary trading (October 31, 2022), the NAV performance of the class IS Shares of the predecessor mutual fund is used as a proxy for the Market Price to calculate Market Price returns. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-13.53%	-13.94%	-13.53%	-13.94%
1-Year	+11.36%	+10.82%	+11.36%	+10.82%
3-Year	-10.92%	-11.36%	-3.78%	-3.94%
5-Year	+15.47%	+14.91%	+2.92%	+2.82%
Since Inception (11/30/15)	+43.90%	+43.19%	+4.75%	+4.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.59%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23	[1]	Net Annualized Expense Ratio
$1,000.00	$864.70	$2.75		$1,022.05	$2.98		0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Martin Currie Sustainable International Equity ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023	Year Ended May 31,
			2022	2021	2020	2019	2018
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.41	$13.88	$18.93	$12.72	$11.58	$11.55	$11.43

Income from investment operations[a]:

Net investment income[b]	0.07	—[c]	0.10	0.04	0.02	0.10	0.17

Net realized and unrealized gains (losses)	(2.02)	0.59	(4.10)	6.19	1.17	0.21	0.27

Total from investment operations	(1.95)	0.59	(4.00)	6.23	1.19	0.31	0.44

Less distributions from:

Net investment income	—	(0.05)	—	(—)[c]	(0.05)	(0.16)	(0.17)

Net realized gains	—	(0.01)	(1.05)	(0.02)	—	(0.12)	(0.15)

Total distributions	—	(0.06)	(1.05)	(0.02)	(0.05)	(0.28)	(0.32)

Net asset value, end of period	$12.46	$14.41	$13.88	$18.93	$12.72	$11.58	$11.55

Total return[d]	(13.53)%	4.30%[e]	(22.38)%	49.06%	10.26%	3.06%	3.86%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.59%	1.07%[g]	1.50%	1.89%	4.61%[h]	5.22%[h]	4.38%

Expenses net of waiver and payments by affiliates	0.59%	0.73%[g]	0.75%	0.75%	0.75%[h]	0.75%[h]	0.78%

Net investment income	0.99%	0.03%	0.57%	0.22%	0.14%	0.88%	1.42%

Supplemental data

Net assets, end of period (000’s)	$28,235	$19,700	$40,848	$20,966	$4,783	$4,800	$4,655

Portfolio turnover rate	10.70%[i]	26.05%[i]	25.00%	49.00%	37.00%	63.00%	15.00%

†For the period June 1, 2022 through March 31, 2023.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.005 per share.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eThe Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06% and 0.73%, respectively, for the period ended March 31, 2023.

hReflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.

[i] Portfolio turnover rate excluding cash creations was as follows:	10.70%	26.05%	—	—	—	—

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	7

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Martin Currie Sustainable International Equity ETF

		Country	Shares	Value
	Common Stocks 98.6%
	Automobiles 6.1%
	Ferrari NV	Italy	5,796	$1,716,383

	Beverages 2.7%
	Pernod Ricard SA	France	4,612	770,774

	Biotechnology 4.0%
	CSL Ltd.	Australia	6,990	1,131,445

	Building Products 10.0%
	Assa Abloy AB, Class B	Sweden	60,304	1,322,179
	Kingspan Group PLC	Ireland	19,856	1,491,759

				2,813,938

	Chemicals 10.5%
	Croda International PLC	United Kingdom	16,918	1,014,911
	Linde PLC	United States	5,217	1,942,550

				2,957,461

	Electronic Equipment, Instruments & Components 4.7%
	Hexagon AB, Class B	Sweden	153,627	1,320,455

	Financial Services 1.7%
a,b	Adyen NV	Netherlands	643	480,424

	Health Care Equipment & Supplies 8.6%
	Coloplast AS, Class B	Denmark	10,697	1,135,432
	ResMed, Inc., CDI	United States	85,701	1,305,350

				2,440,782

	Insurance 3.7%
	AIA Group Ltd.	Hong Kong	128,472	1,047,382

	Life Sciences Tools & Services 9.5%
b	Mettler-Toledo International, Inc.	United States	1,358	1,504,759
b	Oxford Nanopore Technologies PLC	United Kingdom	145,011	363,898
a,b	Wuxi Biologics Cayman, Inc.	China	139,040	810,431

				2,679,088

	Machinery 5.4%
	Atlas Copco AB, Class A	Sweden	111,587	1,512,416

	Personal Care Products 5.1%
	L’Oreal SA	France	3,431	1,428,327

	Semiconductors & Semiconductor Equipment 11.2%
	ASML Holding NV	Netherlands	4,136	2,448,294
	BE Semiconductor Industries NV	Netherlands	7,369	725,579

				3,173,873

	Software 6.5%
	Dassault Systemes SE	France	36,106	1,349,230
	Nemetschek SE	Germany	8,079	495,085

				1,844,315

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Martin Currie Sustainable International Equity ETF (continued)

	Country	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 8.9%
Kering SA	France	2,091	$956,160
Moncler SpA	Italy	26,673	1,555,462

			2,511,622

Total Common Stocks (Cost $33,233,892)			27,828,685

Total Investments (Cost $33,233,892) 98.6%			27,828,685
Other Assets, less Liabilities 1.4%			406,600

Net Assets 100.0%			$28,235,285

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $1,290,855, representing 4.6% of net assets.

bNon-income producing.

See Abbreviations on page 19.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2023 (unaudited)

Martin Currie Sustainable International Equity ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$33,233,892
Value – Unaffiliated issuers	$27,828,685
Cash	344,419
Receivables:
Dividends	67,777
European Union tax reclaims receivable (Note 1d)	11,937

Total assets	28,252,818

Liabilities:
Payables:
European Union tax reclaim contingent fees payable (Note 1d)	2,995
Management fees	14,038
Accrued expenses and other liabilities	500

Total liabilities	17,533

Net assets, at value	$28,235,285

Net assets consist of:
Paid-in capital	$39,149,656
Total distributable earnings (loss)	(10,914,371)

Net assets, at value	$28,235,285

Shares outstanding	2,266,807

Net asset value per share	$12.46

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

Martin Currie Sustainable International Equity ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023†
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$247,500	$196,285
European Union tax reclaims (Note 1d)	—	12,457

Total investment income	247,500	208,742

Expenses:
Management fees (Note 3a)	92,492	195,170
Fund accounting fees	—	32,233
Reports to shareholders	—	9,710
Distribution and service fees	—	480
Registration and filing fees	—	30,527
Professional fees	—	10,336
Trustee fees	—	1,138
Contingent fees for European Union tax reclaims (Note 1d)	—	3,114
Other	—	5,293

Total expenses	92,492	288,001
Expenses waived/paid by affiliates (Note 3c)	—	(88,984)

Net expenses	92,492	199,017

Net investment income	155,008	9,725

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(304,497)	(4,700,354)
In-kind redemptions	—	3,852,422
Foreign currency transactions	151	5,679
Forward exchange contracts	—	(598)

Net realized gain (loss)	(304,346)	(842,851)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,113,349)	674,738
Translation of other assets and liabilities denominated in foreign currencies	(2,564)	257

Net change in unrealized appreciation (depreciation)	(4,115,913)	674,995

Net realized and unrealized gain (loss)	(4,420,259)	(167,856)

Net increase (decrease) in net assets resulting from operations	$(4,265,251)	$(158,131)

[a]Foreign taxes withheld on dividends	$26,995	$28,487

†For the period June 1, 2022 through March 31, 2023.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Martin Currie Sustainable International Equity ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023†,a	Year Ended May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$155,008	$9,725	$159,345
Net realized gain (loss)	(304,346)	(842,851)	(713,870)
Net change in unrealized appreciation (depreciation)	(4,115,913)	674,995	(9,373,421)

Total Operations:	(4,265,251)	(158,131)	(9,927,946)

Distributions to shareholders (Note 1e)	—	(156,660)	(1,443,082)

Capital share transactions: (Note 2)	12,800,723	(21,930,980)	29,246,241

Net increase (decrease) in net assets	8,535,472	(22,245,771)	17,875,213
Net assets:
Beginning of period	19,699,813	41,945,584	24,070,371

End of period	$28,235,285	$19,699,813	$41,945,584

†For the period June 1, 2022 through March 31, 2023.

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”).

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (ASC 946), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the “Reorganization”) that was effective after the market close on October 28, 2022. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares.

Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

c. Derivative Financial Instruments

During the period ended September 30, 2023, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds, and the Funds previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds shareholders. During the fiscal year ended March 31, 2023, the Funds received EU reclaims in excess of the foreign taxes paid during the year. The Funds determined to enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected adjustments to estimated payments as other income in the Statement of Operations.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Compensating Balance Arrangements

Prior to the reorganization, the predecessor mutual fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

h. Guarantees and Indemnifications (continued)

that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 31, 2023		Period Ended March 31, 2023†,a,b		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount
Capital Transactions
Shares sold	900,000	12,800,723	787,311	10,884,675	2,095,132	34,967,223
Shares reinvested	—	—	—	—	70,688	1,260,375
Shares redeemed	—	—	(2,362,502)	(31,900,630)	(331,581)	(5,789,430)

Net increase (decrease)	900,000	12,800,723	(1,575,191)	(21,015,955)	1,834,239	30,438,168

Class A
Shares sold	—	—	4,822	60,967	32,274	540,466
Shares reinvested	—	—	—	—	1,355	23,847
Shares redeemed	—	—	(43,699)	(501,526)	(11,404)	(190,145)

Net increase (decrease)	—	—	(38,877)	(440,559)	22,225	374,168

Class C
Shares sold	—	—	745	10,400	117,838	2,291,106
Shares reinvested	—	—	—	—	8,522	151,694
Shares redeemed	—	—	(41,637)	(484,866)	(233,235)	(4,008,895)

Net increase (decrease)	—	—	(40,892)	(474,466)	(106,875)	(1,566,095)

† For the period June 1, 2022 through March 31, 2023.

a Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into Martin Currie Sustainable International Equity ETF (the “Reorganization”). The predecessor mutual funds Class IS Shares’ performance and financial history have been adopted by Martin Currie Sustainable International Equity ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the Predecessor Fund’s Class IS Shares. Shares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares sold”.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

bShares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares redeemed”.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Advisers pays Martin Currie for its services. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

4. Income Taxes

For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

Period Ended September 30, 2023
Capital loss carryforwards not subject to expiration:
Long term	$1,696,352
Short term	3,468,090

Total capital loss carryforwards	$5,164,442

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

franklintempleton.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

Period Ended September 30, 2023
Cost of investments	$33,233,892

Unrealized appreciation	$612,782
Unrealized depreciation	(6,017,989)

Net unrealized appreciation (depreciation)	$(5,405,207)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, $15,872,696 and $3,186,447, respectively.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Martin Currie Sustainable International Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,828,685	$—	$—	$27,828,685

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common stocks.

7. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements. As permitted Management has elected to early adopt the provisions.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

CDI	Clearing House Electronic Subregister
System Depositary Interest
SPA	Standby Purchase Agreement

franklintempleton.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Shareholder Information

Liquidity Risk Management Program

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the

Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

franklintempleton.com	Semiannual Report	21

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Martin Currie Sustainable International Equity ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc. Subadvisor Martin Currie Inc.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

www.franklintempleton.com © 2023 Franklin Templeton Investments. All rights reserved.		MCSE S11/23

SEMIANNUAL REPORT
Western Asset Bond ETF September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Western Asset Bond ETF

This inaugural semiannual report for Western Asset Bond ETF (the “Fund”) covers the period since the Fund’s inception on September 19, 2023, through September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs. Under normal market conditions, investing at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities including corporate debt securities, U.S. and non-U.S government securities, asset-backed securities, mortgage-backed securities, collateralized debt obligations and mortgage dollar rolls. The Fund also invests in derivatives instruments that provide exposure to such investments. The types of derivatives in which the Fund invests include swaps and security-based swaps, futures and options on futures, swaptions and security options.

Performance Overview

During the period since the Fund’s inception on September 19, 2023, through September 30, 2023, the Fund posted cumulative total returns of -1.76% based on market price and -1.80% based on net asset value (NAV).1 In comparison, the Fund’s benchmark, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, posted a -1.21% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/23

% of Total Net Assets
U.S. Government & Agency Securities	77.7%
Corporate Bonds & Notes	40.9%
Asset-Backed Securities	9.1%
Foreign Government and Agency Securities	1.3%
Short-Term Investments & Other Net Assets	(29.0)%

Top 10 Holdings

9/30/23

Issue/Issuer	% of Total Net Assets
U.S. Treasury Bills, 0.000%, 10/12/23	19.5%
U.S. Treasury Bills, 0.000%, 10/19/23	7.5%
Uniform Mortgage-Backed Security, TBA, 2.50%, 10/01/52	4.7%
U.S. Treasury Bills, 0.000%, 12/21/23	4.7%
Uniform Mortgage-Backed Security, TBA, 2.00%, 10/01/53	4.0%
U.S. Treasury Notes, 4.375%, 8/31/28	3.0%
U.S. Treasury Bonds, 3.625%, 5/15/53	2.7%
U.S. Treasury Bills, 0.000%, 11/21/23	2.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, 10/01/53	2.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, 10/01/53	2.1%

Thank you for your participation in Western Asset Bond ETF. We look forward to serving your future investment needs.

Sincerely,

Western Asset Management Company, LLC

1. Prior to the Fund’s listing on September 19, 2023, the Fund’s NAV performance is used as a proxy for the Fund’s market price returns.

2. Source: FactSet

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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WESTERN ASSET BOND ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/21/23), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (9/19/23)	-1.80%	-1.76%	-1.80%	-1.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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WESTERN ASSET BOND ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Active and frequent trading may increase a shareholder’s tax liability and transaction costs. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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WESTERN ASSET BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 9/19/23	Ending Account Value 9/30/23	Expenses Paid During Period 9/19/23–9/30/23[1]	Ending Account Value 9/30/23	Expenses Paid During Period 9/19/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$982.00	$0.10	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 11/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Western Asset Bond ETF

Period Ended September 30, 2023[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.04

Net realized and unrealized gains (losses)	(0.49)

Total from investment operations	(0.45)

Net asset value, end of period	$24.55

Total return[d]	(1.80)%

Ratios to average net assets[e]

Total expenses	0.35%

Net investment income	4.85%

Supplemental data

Net assets, end of period (000’s)	$41,732

Portfolio turnover rate[f]	2.31%[g]

aFor the period September 19, 2023 (commencement of operations) to September 30, 2023.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.31%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	7

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Western Asset Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 40.9%
	Aerospace & Defense 1.5%
	Boeing Co., 3.25%, 2/01/35	United States	60,000	$46,177
	5.805%, 5/01/50	United States	90,000	81,573
	2.70%, 2/01/27	United States	50,000	45,302
	5.15%, 5/01/30	United States	20,000	19,116
	2.196%, 2/04/26	United States	110,000	101,025
	5.705%, 5/01/40	United States	40,000	36,933
	General Dynamics Corp., 4.25%, 4/01/50	United States	10,000	8,229
	3.25%, 4/01/25	United States	10,000	9,674
	4.25%, 4/01/40	United States	10,000	8,504
	L3Harris Technologies, Inc., 4.854%, 4/27/35	United States	10,000	9,115
	5.054%, 4/27/45	United States	10,000	8,722
	Lockheed Martin Corp., 4.50%, 5/15/36	United States	10,000	9,128
	4.15%, 6/15/53	United States	60,000	47,414
	3.90%, 6/15/32	United States	10,000	8,974
	Northrop Grumman Corp., 5.25%, 5/01/50	United States	30,000	27,717
	2.93%, 1/15/25	United States	30,000	28,940
	3.25%, 1/15/28	United States	50,000	45,885
	RTX Corp., 4.50%, 6/01/42	United States	40,000	32,769
	2.25%, 7/01/30	United States	20,000	16,108
	3.95%, 8/16/25	United States	30,000	29,043
	4.125%, 11/16/28	United States	10,000	9,331

				629,679

	Agriculture 0.5%
	Altria Group, Inc., 4.40%, 2/14/26	United States	30,000	29,134
	3.875%, 9/16/46	United States	50,000	32,851
	5.80%, 2/14/39	United States	50,000	46,390
	BAT Capital Corp., 3.557%, 8/15/27	United Kingdom	10,000	9,154
	4.54%, 8/15/47	United Kingdom	80,000	55,128
	Philip Morris International, Inc., 2.10%, 5/01/30	United States	20,000	15,975

				188,632

	Airlines 0.7%
	Delta Air Lines, Inc., 7.375%, 1/15/26	United States	90,000	91,184
	2.90%, 10/28/24	United States	20,000	19,240
	Delta Air Lines, Inc./SkyMiles IP Ltd., [a] 4.75%, 10/20/28	United States	20,000	19,014
	[a] first lien, 4.50%, 10/20/25	United States	20,000	19,434
a	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	22,500	22,316
a	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000	40,016
a	United Airlines, Inc., 4.625%, 4/15/29	United States	70,000	60,240

				271,444

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Apparel 0.2%
	NIKE, Inc., 2.85%, 3/27/30	United States	20,000	$17,337
	3.25%, 3/27/40	United States	40,000	30,322
	2.75%, 3/27/27	United States	20,000	18,486

				66,145

	Auto Manufacturers 1.1%
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	202,756
	General Motors Co., 6.125%, 10/01/25	United States	20,000	19,987
	6.25%, 10/02/43	United States	20,000	17,938
	5.60%, 10/15/32	United States	10,000	9,345
a	Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	189,006

				439,032

	Banks 11.0%
	Bank of America Corp., 4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	59,212
	3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	192,464
	5.00%, 1/21/44	United States	50,000	44,064
	1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	128,433
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	168,783
	3.841% to 4/25/24, FRN thereafter, 4/25/25	United States	40,000	39,440
	Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	46,938
	Bank of Nova Scotia, 4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	20,000	16,683
	1.30%, 6/11/25	Canada	30,000	27,764
a	BNP Paribas SA, 2.219% to 6/09/25, FRN thereafter, 6/09/26	France	200,000	186,691
	Citigroup, Inc., 4.30%, 11/20/26	United States	70,000	66,395
	4.40%, 6/10/25	United States	60,000	58,234
	3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	80,872
	4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	206,957
	4.45%, 9/29/27	United States	70,000	65,747
	4.75%, 5/18/46	United States	50,000	39,183
	Credit Suisse AG, 2.95%, 4/09/25	Switzerland	250,000	237,637
	7.95%, 1/09/25	Switzerland	500,000	509,031
	Goldman Sachs Group, Inc., 2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	31,262
	5.15%, 5/22/45	United States	50,000	42,911
	Series VAR1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	53,701
	3.625%, 2/20/24	United States	20,000	19,813
	6.75%, 10/01/37	United States	20,000	20,271
	4.75%, 10/21/45	United States	50,000	42,146
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	140,000	129,093
	2.60%, 2/07/30	United States	20,000	16,392
	HSBC Holdings PLC, 2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	372,945
	4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	170,430
	JPMorgan Chase & Co., 3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	13,914
	3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	20,000	12,427
	3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	90,759
	2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	65,722
	2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	130,000	100,657

franklintempleton.com	Semiannual Report	9

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Morgan Stanley, 3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	$54,741
	2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	90,000	68,896
	PNC Financial Services Group, Inc., 5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	20,000	19,846
	Royal Bank of Canada, 1.15%, 6/10/25	Canada	30,000	27,752
	3.875%, 5/04/32	Canada	20,000	17,446
	Toronto-Dominion Bank, 1.15%, 6/12/25	Canada	30,000	27,787
	4.456%, 6/08/32	Canada	20,000	17,948
	U.S. Bancorp, 5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	19,479
	5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	18,879
a	UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	367,937
	Wells Fargo & Co., 5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	240,000	201,889
	4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	45,377
	2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	65,743
	2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	61,410
	3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	100,764
	4.75%, 12/07/46	United States	100,000	78,170
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	24,263

				4,575,298

	Banks 0.3%
	Goldman Sachs Group, Inc., 4.25%, 10/21/25	United States	30,000	28,917
	Morgan Stanley, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	46,989
	PNC Financial Services Group, Inc., 5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	50,000	48,530
	Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	19,789

				144,225

	Beverages 0.5%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	80,000	69,774
	3.65%, 2/01/26	Belgium	60,000	57,642
	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/01/30	United States	10,000	8,904
	4.75%, 1/23/29	Belgium	40,000	38,798
	Coca-Cola Co., 2.60%, 6/01/50	United States	20,000	12,242
	Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	19,147
	PepsiCo, Inc., 1.625%, 5/01/30	United States	20,000	16,080

				222,587

	Biotechnology 0.1%
	Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,102
	Gilead Sciences, Inc., 4.75%, 3/01/46	United States	10,000	8,574
	3.50%, 2/01/25	United States	40,000	38,866

				55,542

	Chemicals 0.4%
b	OCP SA, 3.75%, 6/23/31	Morocco	200,000	158,465

	Coal 0.0%†
	Teck Resources Ltd., 3.90%, 7/15/30	Canada	10,000	8,701

10	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Commercial Services & Supplies 0.2%
	PayPal Holdings, Inc., 1.65%, 6/01/25	United States	20,000	$18,723
	2.30%, 6/01/30	United States	10,000	8,180
	United Rentals North America, Inc., 3.875%, 2/15/31	United States	70,000	58,319
	3.875%, 11/15/27	United States	10,000	9,062

				94,284

	Distribution/Wholesale 0.1%
a	H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	50,000	42,751

	Diversified Telecommunication Services 0.0%†
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	20,000	14,189

	Electric 0.6%
b	Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	151,798
	Consolidated Edison Co. of New York, Inc., Series 20B3.95%, 4/01/50	United States	10,000	7,404
	Series 20A3.35%, 4/01/30	United States	10,000	8,788
	Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,183
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	9,637
	FirstEnergy Corp., Series B4.15%, 7/15/27	United States	30,000	27,910
	Series C5.10%, 7/15/47	United States	20,000	16,997
	Pacific Gas & Electric Co., 3.50%, 8/01/50	United States	10,000	5,965
	2.50%, 2/01/31	United States	20,000	15,230
	2.10%, 8/01/27	United States	10,000	8,557
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	9,692

				271,161

	Energy Equipment & Services 0.0%†
a	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,296

	Entertainment 0.2%
	Warnermedia Holdings, Inc., 6.412%, 3/15/26	United States	20,000	20,005
	3.755%, 3/15/27	United States	50,000	46,183
	5.05%, 3/15/42	United States	10,000	7,739
	4.279%, 3/15/32	United States	30,000	25,482

				99,409

	Environmental Control 0.1%
a	GFL Environmental, Inc., 4.25%, 6/01/25	Canada	40,000	38,481
	Republic Services, Inc., 2.50%, 8/15/24	United States	20,000	19,432

				57,913

	Financial Services 0.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	128,686
	Air Lease Corp., 3.375%, 7/01/25	United States	20,000	19,010
	5.30%, 2/01/28	United States	20,000	19,336
	American Express Co., 4.05%, 5/03/29	United States	30,000	27,937
	Charles Schwab Corp., 5.875%, 8/24/26	United States	50,000	49,855
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	19,466

franklintempleton.com	Semiannual Report	11

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services (continued)
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	$9,188
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	7,711
	Visa, Inc., 4.30%, 12/14/45	United States	30,000	25,422
	2.05%, 4/15/30	United States	20,000	16,524
	3.15%, 12/14/25	United States	20,000	19,096

				342,231

	Food 0.3%
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	70,000	61,230
	Mars, Inc., [a] 2.70%, 4/01/25	United States	20,000	19,168
	[a] 3.20%, 4/01/30	United States	10,000	8,788
	Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	37,439

				126,625

	Gas 0.4%
b	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	164,806

	Health Care Providers & Services 0.9%
	Centene Corp., 4.25%, 12/15/27	United States	20,000	18,455
	4.625%, 12/15/29	United States	20,000	18,036
	3.00%, 10/15/30	United States	10,000	8,078
	2.625%, 8/01/31	United States	10,000	7,672
	3.375%, 2/15/30	United States	10,000	8,352
	CVS Health Corp., 4.30%, 3/25/28	United States	30,000	28,401
	Elevance Health, Inc., 4.375%, 12/01/47	United States	10,000	7,970
	4.10%, 5/15/32	United States	10,000	8,913
	3.65%, 12/01/27	United States	10,000	9,275
	HCA, Inc., 7.69%, 6/15/25	United States	20,000	20,479
	5.875%, 2/01/29	United States	10,000	9,842
	3.50%, 9/01/30	United States	30,000	25,392
	5.50%, 6/15/47	United States	20,000	17,091
	Humana, Inc., 3.95%, 3/15/27	United States	10,000	9,492
	4.50%, 4/01/25	United States	10,000	9,823
	4.95%, 10/01/44	United States	20,000	16,889
a	LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	58,163
	UnitedHealth Group, Inc., 3.875%, 8/15/59	United States	40,000	28,521
	4.20%, 5/15/32	United States	40,000	36,522
	4.00%, 5/15/29	United States	20,000	18,727

				366,093

	Healthcare-Products 0.1%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,510
	4.90%, 11/30/46	United States	20,000	18,232

				27,742

	Home Builders 0.0%†
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	9,639

	Insurance 0.1%
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	40,000	32,826
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	9,784

12	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
a	Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	$9,229

				51,839

	Internet 1.0%
	Alphabet, Inc., 1.90%, 8/15/40	United States	30,000	18,781
	1.10%, 8/15/30	United States	10,000	7,788
	Amazon.com, Inc., 3.15%, 8/22/27	United States	80,000	74,458
	3.10%, 5/12/51	United States	30,000	19,819
	4.95%, 12/05/44	United States	70,000	65,325
	3.60%, 4/13/32	United States	70,000	62,094
b	Prosus NV, 3.061%, 7/13/31	China	200,000	148,588

				396,853

	Iron/Steel 0.3%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,038
	Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	96,703

				106,741

	Leisure Time 0.6%
a	Carnival Corp., 10.50%, 6/01/30	United States	60,000	61,844
a	NCL Corp. Ltd., 7.75%, 2/15/29	United States	70,000	65,047
a	Royal Caribbean Cruises Ltd., 7.25%, 1/15/30	United States	60,000	59,535
a	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	63,738

				250,164

	Lodging 0.5%
a	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32	United States	50,000	40,357
	Las Vegas Sands Corp., 3.20%, 8/08/24	United States	90,000	87,128
	2.90%, 6/25/25	United States	70,000	65,301

				192,786

	Machinery-Diversified 0.1%
	Deere & Co., 3.75%, 4/15/50	United States	50,000	39,576
	3.10%, 4/15/30	United States	10,000	8,801
	Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,444

				57,821

	Media 2.1%
a	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	145,585
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	40,000	39,099
	5.375%, 5/01/47	United States	30,000	22,882
	5.125%, 7/01/49	United States	30,000	21,894
	2.80%, 4/01/31	United States	30,000	23,410
	5.05%, 3/30/29	United States	70,000	65,456
	5.50%, 4/01/63	United States	30,000	22,220
	Comcast Corp., 3.999%, 11/01/49	United States	50,000	37,152
	4.15%, 10/15/28	United States	90,000	85,288
	4.25%, 10/15/30	United States	50,000	46,076
	5.65%, 6/15/35	United States	10,000	9,887
	3.90%, 3/01/38	United States	50,000	40,881
	3.375%, 8/15/25	United States	70,000	67,341
	3.45%, 2/01/50	United States	30,000	20,304

franklintempleton.com	Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media (continued)
a	DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	$92,475
	Fox Corp., 5.476%, 1/25/39	United States	20,000	17,299
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	81,688
	Walt Disney Co., 6.20%, 12/15/34	United States	20,000	20,796

				859,733

	Mining 1.7%
a	Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	191,796
	Barrick North America Finance LLC, 5.75%, 5/01/43	Canada	20,000	19,289
	5.70%, 5/30/41	Canada	20,000	19,190
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	18,073
a	First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	200,000	199,286
b	Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	181,786
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	42,695
a	Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	18,626
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	18,791

				709,532

	Miscellaneous Manufacturing 0.1%
	3M Co., 3.70%, 4/15/50	United States	30,000	21,433
	3.375%, 3/01/29	United States	10,000	8,940
	2.00%, 2/14/25	United States	10,000	9,484
	3.05%, 4/15/30	United States	10,000	8,653
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,149

				56,659

	Oil & Gas 4.8%
	Apache Corp., 5.10%, 9/01/40	United States	30,000	23,865
	5.35%, 7/01/49	United States	10,000	7,672
	4.25%, 1/15/44	United States	60,000	39,356
	7.75%, 12/15/29	United States	10,000	10,248
	BP Capital Markets America, Inc., 2.772%, 11/10/50	United States	30,000	17,694
	3.41%, 2/11/26	United States	30,000	28,686
	3.588%, 4/14/27	United States	10,000	9,433
	1.749%, 8/10/30	United States	30,000	23,739
	Chevron Corp., 1.995%, 5/11/27	United States	10,000	8,967
a	Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	39,260
	Continental Resources, Inc., 4.375%, 1/15/28	United States	30,000	27,840
	[a] 5.75%, 1/15/31	United States	20,000	18,797
	4.90%, 6/01/44	United States	20,000	14,715
	[a] 2.268%, 11/15/26	United States	10,000	8,864
	Coterra Energy, Inc., 3.90%, 5/15/27	United States	50,000	46,983
	4.375%, 3/15/29	United States	50,000	46,330
	Devon Energy Corp., 5.60%, 7/15/41	United States	100,000	88,589
	5.85%, 12/15/25	United States	20,000	19,905
	4.50%, 1/15/30	United States	20,000	18,185
	Diamondback Energy, Inc., 3.50%, 12/01/29	United States	30,000	26,643
	4.40%, 3/24/51	United States	20,000	14,766

14	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	200,000	$195,513
	EOG Resources, Inc., 4.95%, 4/15/50	United States	40,000	35,453
	3.90%, 4/01/35	United States	20,000	16,995
	4.375%, 4/15/30	United States	10,000	9,432
	EQT Corp., 6.125%, 2/01/25	United States	10,000	9,975
	5.00%, 1/15/29	United States	30,000	28,228
	3.90%, 10/01/27	United States	50,000	46,287
	Exxon Mobil Corp., 3.482%, 3/19/30	United States	20,000	18,071
	4.114%, 3/01/46	United States	60,000	48,232
	3.043%, 3/01/26	United States	10,000	9,487
b	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	150,025
	Occidental Petroleum Corp., 7.50%, 5/01/31	United States	20,000	21,247
	3.20%, 8/15/26	United States	40,000	36,775
	6.625%, 9/01/30	United States	60,000	60,860
	6.60%, 3/15/46	United States	50,000	49,189
	6.45%, 9/15/36	United States	40,000	39,320
	4.40%, 4/15/46	United States	20,000	14,698
	4.625%, 6/15/45	United States	30,000	21,610
	4.50%, 7/15/44	United States	20,000	14,123
	4.20%, 3/15/48	United States	40,000	27,680
	5.55%, 3/15/26	United States	20,000	19,756
	3.40%, 4/15/26	United States	20,000	18,696
	4.10%, 2/15/47	United States	50,000	33,084
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	200,000	191,101
	Pioneer Natural Resources Co., 2.15%, 1/15/31	United States	30,000	23,692
	1.125%, 1/15/26	United States	10,000	9,042
	Range Resources Corp., 4.875%, 5/15/25	United States	40,000	38,831
	Shell International Finance BV, 4.00%, 5/10/46	Netherlands	30,000	23,259
	2.75%, 4/06/30	Netherlands	20,000	17,212
	3.25%, 4/06/50	Netherlands	30,000	19,949
	6.375%, 12/15/38	Netherlands	10,000	10,675
	4.375%, 5/11/45	Netherlands	10,000	8,218
	Southwestern Energy Co., 5.375%, 3/15/30	United States	50,000	45,613
b	Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	Kazakhstan	200,000	152,322

				2,005,187

	Oil & Gas Services 0.0%†
	Halliburton Co., 4.85%, 11/15/35	United States	10,000	9,003
	5.00%, 11/15/45	United States	10,000	8,489

				17,492

	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	18,407
	Chevron Corp., 3.078%, 5/11/50	United States	10,000	6,719

				25,126

	Paper & Forest Products 0.4%
	Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	200,000	164,567

	Personal Care Products 0.0%†
	Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	8,889

franklintempleton.com	Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Personal Products 0.1%
a	Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	$28,688

	Pharmaceuticals 2.0%
	AbbVie, Inc., 4.25%, 11/21/49	United States	30,000	23,772
	3.20%, 11/21/29	United States	80,000	70,637
	2.60%, 11/21/24	United States	130,000	125,373
	Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	8,415
	Bristol-Myers Squibb Co., 3.20%, 6/15/26	United States	20,000	18,979
	4.55%, 2/20/48	United States	10,000	8,355
	Cigna Group, 4.80%, 8/15/38	United States	50,000	44,082
	4.125%, 11/15/25	United States	10,000	9,685
	4.375%, 10/15/28	United States	30,000	28,395
	2.375%, 3/15/31	United States	20,000	15,986
	CVS Health Corp., 5.05%, 3/25/48	United States	90,000	74,844
	3.875%, 7/20/25	United States	10,000	9,666
	2.125%, 9/15/31	United States	70,000	53,570
	Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	42,176
	Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	15,681
	Pfizer, Inc., 1.70%, 5/28/30	United States	50,000	40,116
	7.20%, 3/15/39	United States	20,000	23,042
	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	207,160

				819,934

	Pipelines 3.2%
	Cameron LNG LLC, [a] 2.902%, 7/15/31	United States	10,000	8,279
	[a] 3.302%, 1/15/35	United States	30,000	23,913
	Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	31,836
	Columbia Pipelines Operating Co. LLC, [a] 6.036%, 11/15/33	United States	50,000	48,833
	[a] 6.544%, 11/15/53	United States	20,000	19,575
	Energy Transfer LP, 6.25%, 4/15/49	United States	90,000	82,718
	3.75%, 5/15/30	United States	40,000	34,867
	2.90%, 5/15/25	United States	20,000	19,009
	5.25%, 4/15/29	United States	20,000	19,186
	Enterprise Products Operating LLC, 2.80%, 1/31/30	United States	60,000	50,978
	3.70%, 1/31/51	United States	80,000	56,698
	Series H6.65%, 10/15/34	United States	10,000	10,588
	4.15%, 10/16/28	United States	30,000	28,146
	5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	8,340
	EQM Midstream Partners LP, 5.50%, 7/15/28	United States	40,000	37,581
	Kinder Morgan, Inc., 5.55%, 6/01/45	United States	60,000	51,628
	4.30%, 6/01/25	United States	10,000	9,747
	4.30%, 3/01/28	United States	10,000	9,416
	MPLX LP, 4.875%, 6/01/25	United States	10,000	9,811
	4.875%, 12/01/24	United States	20,000	19,723
	5.20%, 3/01/47	United States	50,000	40,893
	4.50%, 4/15/38	United States	20,000	16,220
	4.80%, 2/15/29	United States	20,000	18,986

16	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines (continued)
b	Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	$178,397
	ONEOK, Inc., 6.05%, 9/01/33	United States	30,000	29,491
	6.625%, 9/01/53	United States	40,000	39,216
	5.55%, 11/01/26	United States	10,000	9,937
	5.80%, 11/01/30	United States	20,000	19,591
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	22,017
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	7,705
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	United States	30,000	28,563
	6.875%, 1/15/29	United States	30,000	30,055
	4.875%, 2/01/31	United States	30,000	26,905
a	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	40,000	33,441
	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	60,000	62,402
a	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	38,875
	Western Midstream Operating LP, 3.10%, 2/01/25	United States	10,000	9,577
	4.05%, 2/01/30	United States	80,000	70,015
	5.25%, 2/01/50	United States	20,000	15,604
	Williams Cos., Inc., 5.75%, 6/24/44	United States	20,000	18,158
	3.50%, 11/15/30	United States	50,000	43,143

				1,340,063

	Retail 0.6%
	Costco Wholesale Corp., 1.60%, 4/20/30	United States	20,000	16,070
	1.375%, 6/20/27	United States	40,000	34,988
	Home Depot, Inc., 3.90%, 6/15/47	United States	50,000	38,236
	2.70%, 4/15/30	United States	20,000	17,092
	2.50%, 4/15/27	United States	20,000	18,258
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,335
	McDonald’s Corp., 4.20%, 4/01/50	United States	30,000	23,319
	3.60%, 7/01/30	United States	20,000	17,868
	3.50%, 3/01/27	United States	40,000	37,672
	Walmart, Inc., 1.80%, 9/22/31	United States	10,000	7,876
	1.50%, 9/22/28	United States	20,000	16,977

				237,691

	Semiconductors 0.7%
a	Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	77,619
	Intel Corp., 4.75%, 3/25/50	United States	30,000	24,831
	3.70%, 7/29/25	United States	10,000	9,684
	5.125%, 2/10/30	United States	20,000	19,636
	1.60%, 8/12/28	United States	20,000	16,922
	Micron Technology, Inc., 5.875%, 2/09/33	United States	10,000	9,561
	NVIDIA Corp., 2.85%, 4/01/30	United States	10,000	8,730
	3.50%, 4/01/40	United States	140,000	110,313
	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,002
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	16,199

				312,497

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Software 0.3%
Microsoft Corp., 3.30%, 2/06/27	United States	20,000	$18,986
2.921%, 3/17/52	United States	10,000	6,566
Oracle Corp., 2.875%, 3/25/31	United States	90,000	73,554
1.65%, 3/25/26	United States	50,000	45,303

			144,409

Telecommunications 1.5%
AT&T, Inc., 4.30%, 2/15/30	United States	20,000	18,218
1.70%, 3/25/26	United States	10,000	9,076
3.50%, 9/15/53	United States	30,000	18,552
2.55%, 12/01/33	United States	40,000	29,392
3.55%, 9/15/55	United States	20,000	12,256
5.55%, 8/15/41	United States	30,000	26,960
Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	119,612
T-Mobile USA, Inc., 3.50%, 4/15/25	United States	80,000	77,212
3.00%, 2/15/41	United States	10,000	6,631
3.375%, 4/15/29	United States	50,000	44,023
Verizon Communications, Inc., 4.329%, 9/21/28	United States	100,000	94,005
4.862%, 8/21/46	United States	70,000	57,920
2.875%, 11/20/50	United States	20,000	11,572
2.355%, 3/15/32	United States	120,000	91,589

			617,018

Transportation 0.3%
Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,166
Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	12,528
Union Pacific Corp., 3.75%, 2/05/70	United States	20,000	13,418
3.839%, 3/20/60	United States	40,000	28,120
2.891%, 4/06/36	United States	40,000	30,333
3.75%, 7/15/25	United States	20,000	19,382

			109,947

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 3.875%, 4/15/30	United States	190,000	168,406

Total Corporate Bonds & Notes (Cost $17,327,365)			17,067,931

U.S. Government & Agency Securities 77.7%
Federal Home Loan Mortgage Corp., 2.00%, 8/01/41	United States	424,169	341,654
3.00%, 9/01/40	United States	256,379	221,094
3.65%, 10/01/29	United States	100,000	91,991
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates, 4.80%, 9/25/28	United States	100,000	98,252
Federal Home Loan Mortgage Corp. STACR REMIC Trust, [a,c] 7.165%, 1/25/42	United States	100,000	98,830
[a,c] 7.715%, 2/25/42	United States	150,000	151,046
[a,c] 8.665%, 5/25/42	United States	100,000	103,869
Federal National Mortgage Association, 2.50%, 11/01/41	United States	250,435	205,902
3.00%, 9/01/61	United States	275,820	224,664

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	Government National Mortgage Association, 5.50%, 5/20/53	United States	99,026	$96,190
	Government National Mortgage Association, TBA, 2.00%, 10/20/53	United States	500,000	395,371
	2.50%, 10/20/53	United States	900,000	735,713
	3.00%, 10/20/53	United States	900,000	762,891
	3.50%, 10/20/53	United States	500,000	438,008
	4.00%, 10/20/53	United States	300,000	270,316
	4.50%, 10/20/53	United States	500,000	461,934
	5.00%, 10/20/53	United States	500,000	473,828
	5.50%, 10/20/53	United States	300,000	291,141
	6.00%, 10/20/53	United States	400,000	396,375
	6.50%, 10/20/53	United States	100,000	100,570
	U.S. Treasury Bills, 0.000%, 10/10/23	United States	660,000	659,229
	0.000%, 10/12/23	United States	8,150,000	8,138,064
	0.000%, 10/19/23	United States	3,150,000	3,142,139
	0.000%, 11/21/23	United States	1,000,000	992,625
	0.000%, 12/21/23	United States	2,000,000	1,976,407
	U.S. Treasury Bonds, 3.625%, 5/15/53	United States	1,370,000	1,134,638
	U.S. Treasury Notes, 4.375%, 8/31/28	United States	1,250,000	1,237,695
	4.625%, 9/15/26	United States	70,000	69,661
	5.00%, 8/31/25	United States	140,000	139,726
	Uniform Mortgage-Backed Security, TBA, 1.50%, 10/01/53	United States	100,000	71,867
	2.00%, 10/01/53	United States	2,200,000	1,673,891
	2.50%, 10/01/52	United States	2,500,000	1,984,664
	3.00%, 10/01/53	United States	1,100,000	909,691
	3.50%, 10/01/53	United States	1,000,000	860,078
	4.00%, 10/01/53	United States	900,000	801,351
	4.50%, 10/01/52	United States	600,000	550,922
	5.00%, 10/01/53	United States	500,000	471,758
	5.50%, 10/01/53	United States	700,000	676,512
	6.00%, 10/01/53	United States	600,000	592,172
	6.50%, 10/01/53	United States	400,000	401,844

	Total U.S. Government & Agency Securities (Cost $32,777,712)			32,444,573

	Foreign Government and Agency Securities 1.3%
b	Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	177,102
b	Ivory Coast Government International Bonds, 6.125%, 6/15/33	Ivory Coast	200,000	166,293
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	179,612

	Total Foreign Government and Agency Securities (Cost $537,971)			523,007

	Asset-Backed Securities 9.1%
a,c	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.957%, 4/20/36	Cayman Islands	200,000	200,350
	Angel Oak Mortgage Trust, a,c , Series 2022-3, Class A3, 4.141%,1/25/67	United States	105,614	91,997
	a , Series 2023-1, Class A1, 4.75%,9/26/67	United States	152,609	145,962
a	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	149,560
a,c	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 6.573%, 4/16/36	Jersey	200,000	200,403
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	91,021
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	149,764

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
	BX Commercial Mortgage Trust, [a,c] ,Series 2021-VOLT, Class A, 6.147%,9/15/36	United States	110,000	$107,161
	[a,c] ,Series 2023-VLT2, Class A, 7.613%,6/15/40	United States	100,000	100,108
	BX Trust, [a] ,Series 2019-OC11, Class A, 3.202%,12/09/41	United States	130,000	109,829
	[a,c] ,Series 2021-BXMF, Class A, 6.082%,10/15/26	United States	110,000	107,799
	CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,505	149,310
a	College Avenue Student Loans LLC, Series 2021-C, Class C, 3.06%, 7/26/55	United States	190,000	161,500
a	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/48	United States	180,975	168,488
a,c	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 6.741%, 5/20/34	Cayman Islands	350,000	347,389
a	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	100,095
a,c	Extended Stay America Trust, Series 2021-ESH, Class C, 7.147%, 7/15/38	United States	133,068	131,273
a,c	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, 6.718%, 10/20/34	Cayman Islands	300,000	298,443
c	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	99,848
a,c	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.424%, 3/15/36	United States	201,889	201,475
a,c	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 6.179%, 4/20/62	United States	142,541	140,251
a	SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	113,332	109,828
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	107,743
a	Verus Securitization Trust, Series 2023-4, Class A1, 5.811%, 5/25/68	United States	101,816	99,855
a,c	Voya CLO Ltd., Series 2018-2A, Class A1, 6.57%, 7/15/31	Cayman Islands	250,000	249,823

	Total Asset-Backed Securities (Cost $3,818,236)			3,819,275

	Total Investments before Short-Term Investments (Cost $54,461,284)			53,854,786

	Short-Term Investments 2.5%
	Commercial Paper 0.6%
	Natixis SA, 6.014%, 6/17/24	France	250,000	239,691

	U.S. Government & Agency Securities 1.8%
d	Federal Home Loan Bank Discount Notes, 10/4/23	United States	770,000	769,775

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments (continued)
	Money Market Funds 0.1%
e	Invesco Government & Agency Portfolio, 4.71%	United States	24,830	$24,830

	Total Short-Term Investments (Cost $1,034,236)			1,034,296

	Total Investments (Cost $55,495,520) 131.5%			54,889,082
	Other Assets, less Liabilities (31.5)%			(13,156,778)

	Net Assets 100.0%			$41,732,304

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $5,950,297, representing 14.3% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of was $1,629,582, representing 3.9% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe security was issued on a discount basis with no stated coupon rate.

eThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	5.13%	Annually	5/15/48	$1,442,000	$215,989	$163,461	$52,528
LCH Limited	4.18%	Annually	2/29/28	$5,564,000	$(39,173)	$(25,704)	$(13,469)

							$39,059

At September 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Credit rate contracts
Intercontinental Exchange, Inc.	1%	Quarterly	12/20/28	$1,250,000	$15,265	$(15,598)	$(333)

							$(333)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	34	$8,109,850	3/18/25	$354
3-Month CME Term SOFR	Long	35	8,403,938	3/17/26	(948)

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts (continued)
U.S. Treasury 2 Yr. Note	Long	9	$1,824,398	12/29/23	$125
U.S. Treasury 5 Yr. Note	Long	11	1,158,953	12/29/23	(3,199)
U.S. Treasury Bond Long	Long	45	5,120,156	12/19/23	(196,953)
U.S. Treasury Bond Ultra	Long	15	1,780,313	12/19/23	(88,745)
3-Month CME Term SOFR	Short	38	8,982,250	3/19/24	(1,980)
U.S. Treasury 10 Yr. Note	Short	31	3,349,937	12/19/23	29,915
Ultra 10 Yr. U.S. Treasury Note	Short	11	1,227,188	12/19/23	21,497

Total Futures Contracts					$(239,934)

See Note 6 regarding other derivative information.

See Abbreviations on page 32.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

Western Asset Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$55,495,520
Value – Unaffiliated issuers	$54,889,082
Cash	149,567
Receivables:
Interest	287,718
Investment securities sold	581,875
Variation margin on futures contracts	26,597
Deposits with brokers for:
Futures contracts	450,003
Swap contracts	301,000

Total assets	56,685,842

Liabilities:
Payables:
Investment securities purchased	14,817,850
Management fees	4,425
Variation margin on centrally cleared swap contracts	131,263

Total liabilities	14,953,538

Net assets, at value	$41,732,304

Net assets consist of:
Paid-in capital	$42,500,000
Total distributable earnings (loss)	(767,696)

Net assets, at value	$41,732,304

Shares outstanding	1,700,000

Net asset value per share	$24.55

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)a

Western Asset Bond ETF

Investment income:
Interest:
Unaffiliated issuers	$65,801

Total investment income	65,801

Expenses:
Management fees (Note 3a)	4,426

Total expenses	4,426

Net investment income	61,375

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(19,234)
Futures contracts	(3,606)
Swap contracts	1,415

Net realized gain (loss)	(21,425)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(606,438)
Futures contracts	(239,934)
Swap contracts	38,726

Net change in unrealized appreciation (depreciation)	(807,646)

Net realized and unrealized gain (loss)	(829,071)

Net increase (decrease) in net assets resulting from operations	$(767,696)

aFor the period September 19, 2023 (commencement of operations) to September 30, 2023.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Western Asset Bond ETF

Period Ended September 30, 2023 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$61,375
Net realized loss	(21,425)
Net change in unrealized appreciation (depreciation)	(807,646)

Net increase (decrease) in net assets resulting from operations	(767,696)

Capital share transactions: (Note 2)	42,500,000

Net increase (decrease) in net assets	41,732,304
Net assets:
Beginning of period	—

End of period	$41,732,304

aFor the period September 19, 2023 (commencement of operations) to September 30, 2023.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-thecounter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities..

See Note 6 regarding other derivative information.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.

Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2023[a]

	Shares	Amount
Shares sold	1,700,001	$42,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	1,700,000	$42,500,000

aFor the period September 19, 2023 (commencement of operations) to September 30, 2023.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.35% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At September 30, 2023, the shares of Western Asset Bond ETF is owned by the following investment entity:

Funds	Shares	Percentage of Outstanding Shares

Western Asset Bond ETF
Franklin Resources Inc.	400,000	23.5%

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$55,495,520

Unrealized appreciation	$9,932
Unrealized depreciation	(616,370)

Net unrealized appreciation (depreciation)	$(606,438)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of financial futures transactions and gains/losses realized on in-kind shareholder redemptions.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, $26,434,630 and $588,256, respectively.

There were no In-kind transactions associated with creation and redemptions for the period ended September 30, 2023.

6. Other Derivative Information

At September 30, 2023, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$239,934	[a]

Interest rate contracts	Swap contracts	38,726	Swap contracts	—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	NetRealized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(3,606)	Futures contracts	$(239,934)

Credit contracts	Swap contracts	—	Swap Contracts	(333)

Interest rate contracts	Swap contracts	1,415	Swap contracts	39,059

Totals		$(2,191)		$(201,208)

For the period ended September 30, 2023, the average month end notional amount of futures contracts and swap contracts were as follows:

Western Asset Bond ETF
Credit default contracts	$1,265,265
Interest rate contracts	$1,442,000
Futures contracts	$40,295,781

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows

	Level 1	Level 2	Level 3	Total

Western Asset Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$17,067,931	$—	$17,067,931
Foreign Government and Agency Securities	—	523,007	—	523,007
Asset-Backed Securities	—	3,819,275	—	3,819,275
U.S. Government & Agency Securities	—	33,214,348	—	33,214,348
Short-Term Investments	24,830	239,691	—	264,521

Total Investments in Securities	$24,830	$54,864,252	$—	$54,889,082

Other Financial Instruments:
Futures Contracts	$51,891	$—	$—	$51,891
Interest Rate Swaps	—	52,528	—	52,528

Total Other Financial Instruments	$51,891	$52,528	$—	$104,419

Liabilities:
Other Financial Instruments:
Futures Contracts	$291,825	$—	$—	$291,825
Interest Rate Swaps	—	13,469	—	13,469
Credit Default Swap Contracts	—	333	—	333

Total Other Financial Instruments	$291,825	$13,802	$—	$305,627

aFor detailed categories, see the accompanying Schedules of Investments.

8. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and Concluded that the adoption of this ASU does not have material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

CLO	Collateralized Loan Obligation

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Western Asset Bond ETF

(Fund)

At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust; (ii) an investment sub-advisory agreement between FAV and Western Asset Management Company, LLC (Western Asset); and (iii) sub-subadvisory agreements between Western Asset and Western Asset Management Company Limited in London (Western Asset London), Western Asset Management Company Pte. Ltd. in Singapore (Western Asset Singapore), and Western Asset Management Company Ltd in Japan (Western Asset Japan) on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAV, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are each referred to herein as a Manager.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting. The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the applicable Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the applicable Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s estimated total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the estimated total expense ratio and, separately, the proposed contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, seven other core plus bond funds and one core bond fund. The Board noted that the proposed Management Rate for the Fund was equal to the median of its Expense Group and the estimated total expense ratio for the Fund was below the median of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that Western Asset would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and Western Asset reflected the services provided by Western Asset to the Fund. The Board also noted that Western Asset London, Western Asset Singapore and Western Asset Japan would each be paid by Western Asset from the fee FAV pays to Western Asset and this fee reflects the services provided by the sub-subadvisers to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund, the sub-advisory fee to be paid to Western Asset and the sub-subadvisory fees to be paid to Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.

Profitability

The Board noted that the Managers (and their affiliates) could not report any financial results from its relationship with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Western Asset Bond ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC	Transfer Agent
	(800) DIAL BEN®/342-5236	State Street Bank and
Subadvisor	franklintempleton.com	Trust Company
Western Asset Management		1 Heritage Drive
Company, LLC		Mail Stop OHD0100
North Quincy, MA 02171
© 2023 Franklin Templeton Investments. All rights reserved.		WABF S 11/23

SEMIANNUAL REPORT
FRANKLIN FTSE RUSSIA ETF September 30, 2023

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

2	Semiannual Report	franklintempleton.com

Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2023. Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca, Inc., the Fund’s primary listing exchange at the time (“NYSE Arca”), halted trading of the Fund. Additionally, the value and liquidity of Russian securities experienced significant declines due to the circumstances related to the conflict. The Russian securities markets did not open for trading on February 28, 2022, and were closed for a period of time before reopening on March 24, 2022, but significant trading limitations have remained. As a result, the Fund fair valued all Russian equity securities at $0 (as of September 30, 2023, such securities continue to be fair valued at $0). Accordingly, as of September 30, 2023, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and cash. In addition, FTSE Russell has suspended rebalancings/reconstitutions of the FTSE Russia RIC Capped Index-NR, the Fund’s underlying index, including application of the capping methodology, as well as other index policies until further notice.

On July 20, 2022, the Board of Trustees (the “Board”) of the Franklin Templeton ETF Trust unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The

Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies and will experience significantly higher tracking error than is typical for the Fund. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund, and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

Franklin Templeton anticipates that the Fund will remain in existence until at least December 31, 2023, to allow the Fund to sell the securities, if conditions permit; the Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). After December 31, 2023, the Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities. Refer to the notes to financial statements for additional information about the plan of liquidation.

Fund Overview

Your Fund’s Goal and Main Investments

The stated investment goal is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index).1 However, due to the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its

1. The FTSE Russia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index-NR is based on the FTSE Russia Index-NR and is designed to measure the performance of Russian large- and mid-capitalization stocks. FTSE Russell has suspended rebalancings/reconstitutions of the FTSE Russia Capped Index-NR, including application of the capping methodology, as well as other index policies.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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FRANKLIN FTSE RUSSIA ETF

investment goal. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Top 10 Sectors/Industries

9/30/23

This disclosure has not been included as all securities of the Fund are valued at zero as of September 30, 2023. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Top 10 Holdings

9/30/23

This disclosure has not been included as all securities of the Fund are valued at zero as of September 30, 2023. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Performance Overview

During the six-month period, ended September 30, 2023, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and cash. During that period, the Fund’s NAV per share increased from $0.005857 as of March 31, 2023, to $0.005908 as of September 30, 2023. In comparison, the FTSE Russia Capped Index-NR posted a +1.98% total return for the same period.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Thank you for your participation in Franklin FTSE Russia ETF. It has been a pleasure serving your investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

2. Source: FactSet. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index-NR, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index-NR is not based on fair value prices). With regards to the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022, and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022, through September 30, 2023, the Fund did not have a daily closing market price.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	*	N/A	*	N/A
1-Year	**	N/A	**	N/A
3-Year	-99.97%	-53.28%	-93.27%	-22.41%
5-Year	-99.97%	-52.84%	-80.19%	-13.96%
Since Inception (2/6/18)	-99.97%	-53.30%	-76.18%	-12.62%

*During the 6-month period ended September 30, 2023, the Fund’s unrounded NAV per share increased from $0.005857 as of March 31, 2023 to $0.005908 as of September 30, 2023.

**During the 12-month period ended September 30, 2023, the Fund’s unrounded NAV per share increased from $0.005830 as of September 30, 2022 to $0.005908 as of September 30, 2023.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5,6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests in companies in a specific country and region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines and a decline in the value and liquidity of Russian securities.

As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices.

4. Assumes reinvestment of distributions based on market price. Regarding the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022, and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022, through September 30, 2023, the Fund did not have a daily closing market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

6. Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated. As noted above, the Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022 and the fund was delisted from NYSE Arca effective December 27, 2022. During the six-month period ended September 30, 2023, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and cash, and Fund shares were not available for purchase.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23		Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1]	Net Annualized Expense Ratio
$1,000.00	$1,008.70	[3]	$0.00	$1,025.00	$0.00	0.00%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Effective March 1, 2022, Franklin Advisory Services, LLC (the fund’s investment manager) has implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

3. The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005908 as of September 30, 2023.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30, 2023 (unaudited)		Year Ended March 31,
			2023		2022	2021		2020	2019

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$0.01	[a]	$—	[b]	$26.98	$18.91		$23.37	$24.24

Income from investment operations[c]:

Net investment income[d]	—	[b]	—	[b]	1.68	1.41		1.73	1.03

Net realized and unrealized gains (losses)	—		0.01	[a]	(27.28)	8.34		(4.44)	(1.26)

Total from investment operations	—	[b]	0.01	[a]	(25.60)	9.75		(2.71)	(0.23)

Less distributions from net investment income	—		—		(1.38)	(1.68)		(1.75)	(0.64)

Net asset value, end of period	$0.01	[a]	$0.01	[a]	$— [b]	$26.98		$18.91	$23.37

Total return[e]	0.87%	[f]	73.56%	[g]	(100.00)%	52.27%		(13.90)%	(0.63)%

Ratios to average net assets[h]

Expenses before waiver and payments by affiliates	0.19%		0.19%		0.19%	0.19%		0.19%	0.19%

Expenses net of waiver and payments by affiliates	—%		—%		0.19%	0.19%		0.19%	—%

Net investment income	1.49%		49.38%	[i]	6.19%	6.02%		6.49%	4.57%

Supplemental data

Net assets, end of period (000’s)	$5		$5		$3	$10,794		$13,240	$11,683

Portfolio turnover rate[j]	—%	[k]	—%	[k]	20.45% [k]	18.82%	[k]	15.74% [k]	31.57%

aActual amount less than $0.01 per share. Amount shown reflects effect of rounding.

bAmount rounds to less than $0.005 per share.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fThe amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005908 as of September 30, 2023.

gThe amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.

hRatios are annualized for periods less than one year.

i47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.

jPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[k]Portfolio turnover rate excluding cash creations was as follows:	—	—	20.45%	18.82%	15.74%	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 0.0%†
a	Russia 0.0%†
b	Aeroflot PJSC	Passenger Airlines	174,496	$—
	Alrosa PJSC	Metals & Mining	361,232	—
b	Credit Bank of Moscow PJSC	Banks	2,127,840	—
b	Federal Grid Co. – Rosseti PJSC	Electric Utilities	80,095,477	—
b	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
b	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
b	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
b	Moscow Exchange MICEX-Rates PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
b	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
b	Polyus PJSC	Metals & Mining	3,504	—
b	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
b	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
b,c	Segezha Group PJSC	Paper & Forest Products	666,096	—
b	Severstal PAO	Metals & Mining	27,744	—
	Sistema PJSFC	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
b	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
b	VTB Bank PJSC	Banks	886,353,216	—

	Total Common Stocks (Cost $21,363,101)			—

	Preferred Stocks 0.0%†
a	Russia 0.0%†
d	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
d	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
d	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276	—

	Total Preferred Stocks (Cost $1,113,686)	.		—

	Total Investments (Cost $22,476,787) 0.0%†			—
	Other Assets, less Liabilities 100.0%			4,726

	Net Assets 100.0%			$4,726

†Rounds to less than 0.1% of net assets.

aFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $0, representing 0.0% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2023 (unaudited)

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$22,476,787
Value – Unaffiliated issuers	$—
Cash	4,562
Receivables:
Affiliates	82
Other assets	82

Total assets	4,726

Liabilities:
Payables:
Total liabilities	—

Net assets, at value	$4,726

Net assets consist of:
Paid-in capital	$23,212,734
Total distributable earnings (loss)	(23,208,008)

Net assets, at value	$4,726

Shares outstanding	800,000

Net asset value per share	$0.01	[a]

aActual amount less than $0.01 per share. Amount shown reflects effect of rounding.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$35

Total investment income	35

Expenses:
Management fees (Note 3a)	18

Total expenses	18
Expenses waived/paid by affiliates (Note 3a)	(18)

Net investment income	35

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Net realized gain (loss)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Net change in unrealized appreciation (depreciation)	—

Net realized and unrealized gain (loss)	—

Net increase (decrease) in net assets resulting from operations	$35

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Changes in Net assets

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$35	$2,156
Net realized loss	—	(167)

Net increase (decrease) in net assets resulting from operations	35	1,989

Distributions to shareholders (Note 1d)	—	—

Capital share transactions: (Note 2)	—	—

Net increase (decrease) in net assets	35	1,989
Net assets:
Beginning of period	4,691	2,702

End of period	$4,726	$4,691

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Cash Flows

for the period ended September 30, 2023

Franklin FTSE Russia ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$35

Net cash used in operating activities	35
Cash Flows from Financing Activities
Net change in cash	35
Cash/(bank overdraft) at beginning of period	4,527

Cash at end of period	$4,562

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of fifty-one separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The Fund seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca halted trading of the Fund. On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management fees

The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived it’s management fee for the period.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2023, the capital loss carryforwards were as follows:

Year Ended March 31, 2023
Capital loss carryforwards not subject to expiration:
Long term	$313,328
Short term	235,236

Total capital loss carryforwards	$548,564

At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$22,476,787

Unrealized appreciation	$—
Unrealized depreciation	(22,476,787)

Net unrealized appreciation (depreciation)	$(22,476,787)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

5. Investment Transactions

There were no purchases and sales of investments for the period ended September 30, 2023.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Concentration of Risk (continued)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.

At September 30, 2023, the Franklin FTSE Russia ETF had 100% of its net assets invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at September 30, 2023.

7. Plan of Liquidation

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 (as of September 30, 2023, such securities continue to be fair valued at $0). Accordingly, as of September 30, 2023, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and cash.

On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Plan of Liquidation (continued)

shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies and will experience significantly higher tracking error than is typical for the Fund. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund, and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

Franklin Templeton anticipates that the Fund will remain in existence until at least December 31, 2023, to allow the Fund to sell the securities, if conditions permit; the Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). After December 31, 2023, the Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$	—[c]	$—

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes financial instruments determined to have no value.

9. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has

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9. New Accounting Pronouncements (continued)

reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Russia ETF

May 11, 2023 15(c) Meeting

At a meeting held on May 11, 2023 (May Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the May Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the May Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the May Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors (Factors).

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the

Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the

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SHAREHOLDER INFORMATION

one-year period ended February 28, 2023, the Fund had no tracking error information in light of its pending liquidation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge Financial Solutions (Broadridge). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of pure index exchange-traded funds, which included the Fund and two other emerging markets funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group. The Board further noted the Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 payments (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

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Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2022, the Fund had net assets below $5,000. The Board recognized that there would not likely be any economies of scale for the Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

September 7, 2023 Board Meeting

At a meeting held on September 7, 2023 (September Meeting), the Board reviewed and approved, on behalf of the Fund, a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC (Sub-Adviser) for an initial two-year period (New Sub-Advisory Agreement).

The Board reviewed and considered all information provided by the Manager and Sub-Adviser at the September Meeting with respect to the New Sub-Advisory Agreement and noted its review and consideration of the information it received in connection with the May Meeting. In particular, the Board reviewed and considered the factors it deemed relevant in approving the New Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board also considered that management proposed that the Board approve the New Sub-Advisory Agreement in order to facilitate portfolio management team continuity in light of the planned relocation of a co-portfolio manager of the Fund. The Board reviewed and further considered the form of New

Sub-Advisory Agreement and the terms of the New Sub-Advisory Agreement, which were discussed at the September Meeting. The Board also considered the information regarding the investment sub-advisory fee to be charged by the Sub-Adviser. The Board determined that the conclusions it made at the May Meeting regarding the Fund’s Factors had not changed. The Board noted counsel’s legal analysis and conclusion that Fund shareholders would not be required to approve the New Sub-Advisory Agreement.

The Board, including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of each Fund and its shareholders. The Board also determined that the terms of the New Sub-Advisory Agreement are fair and reasonable. The Board noted that the Sub-Adviser is paid by the Manager out of the management fee it receives from the Fund and that the allocation of the fee between the Manager and Sub-Adviser reflects the services provided by each to the Fund. The Board concluded that the sub-advisory fee paid to the Sub-Adviser is reasonable.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board unanimously approved the New Sub-Advisory Agreement for an initial two-year period.

Liquidity Risk Management Program – In-Kind ETFs

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires

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reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

With respect to the Franklin FTSE Russia ETF (the “Russia ETF”), the Board of Trustees was previously provided with information on the status of the Russia ETF’s liquidation.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com. The Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022, and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022, through September 30, 2023, the Fund did not have a daily closing market price and and a premium/discount to net asset value (NAV) could not be calculated. The Fund is no longer an exchange-traded fund.

24	Semiannual Report	franklintempleton.com

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Semiannual Report Franklin FTSE Russia ETF

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2023 Franklin Templeton Investments. All rights reserved.		FLRU S11/23

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b) Not applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration Date: 11/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration Date: 11/28/2023

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer Date: 11/28/2023